UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2007

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

GOVERNMENT BONDS - 0.00%**

U.S. TREASURY SECURITIES - 0.00%**
$ 325,000		United States Treasury Note	5.000%	02/15/11	$335
		TOTAL U.S. TREASURY SECURITIES			335

		TOTAL GOVERNMENT BONDS			335
		(Cost $321)

SHARES

MUTUAL FUNDS - 0.01%
1,598,400	a,m,v*	First NIS Regional Fund SICAV			16
369,000		Hang Seng Investment Index Funds Series - H-Share Index ETF			8,178

		TOTAL MUTUAL FUNDS			8,194
		(Cost $9,406)

PREFERRED STOCKS - 0.07%

REAL ESTATE - 0.00%**
12,150,543	m,v*	Ayala Land Inc			27
		TOTAL REAL ESTATE			27

SECURITY AND COMMODITY BROKERS - 0.03%
50,000	v*	Goldman Sachs Group, Inc			48,366
		TOTAL SECURITY AND COMMODITY BROKERS			48,366

FURNITURE AND FIXTURES - 0.00%**
1,296		Villeroy & Boch AG.			27
		TOTAL FURNITURE AND FIXTURES			27

NONDEPOSITORY INSTITUTIONS - 0.04%
5,000,000	v*	UBS AG. Jersey			50,249
		TOTAL NONDEPOSITORY INSTITUTIONS			50,249

		TOTAL PREFERRED STOCKS			98,669
		(Cost $100,054)

COMMON STOCKS - 99.60%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.00%**
162,181		Centrais Eletricas Brasileiras S.A.			2,380
131,817		Centrais Eletricas Brasileiras S.A.			1,848
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS			4,228

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
249,581	e*	Chiquita Brands International, Inc			3,951

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,400		Cresud S.A. (ADR)	$123
324,000		PT Gudang Garam Tbk	333
		TOTAL AGRICULTURAL PRODUCTION-CROPS	4,407

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
124,864	e	Cal-Maine Foods, Inc	3,152
227,097	e	Pilgrim's Pride Corp	7,887
2,014	e	Seaboard Corp	3,947
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	14,986

AGRICULTURAL SERVICES - 0.01%
35,503		AWB Ltd	77
60,048	e*	Cadiz, Inc	1,135
2,264,000		Chaoda Modern Agriculture	1,841
2,000		Hokuto Corp	33
109,978		Yara International ASA	3,478
		TOTAL AGRICULTURAL SERVICES	6,564

AMUSEMENT AND RECREATION SERVICES - 0.78%
2,025,389	*	Activision, Inc	43,728
429,323	e	Aristocrat Leisure Ltd	5,295
285,719	e*	Bally Technologies, Inc	10,123
716,700		Berjaya Sports Toto BHD	1,052
9,683	e*	bwin Interactive Entertainment	231
1,860,000		China Travel International Inv HK	1,376
48,623		Churchill Downs, Inc	2,429
2,536,000		Dore Holdings Ltd	1,080
77,860	e	Dover Downs Gaming & Entertainment, Inc	809
219,758	*	Euro Disney SCA	28
1,216		Fiera Milano S.p.A.	10
30,147,959	*	Galaxy Entertainment Group Ltd	33,391
4,352	*	GameLoft	36
4,741	*	Gruppo Coin S.p.A.	37
824,745		Harrah's Entertainment, Inc	71,695
28,537		IG Group Holdings plc	221
185,063		International Speedway Corp (Class A)	8,487
2,087,921		Ladbrokes plc	18,444
99,213	e*	Lakes Entertainment, Inc	945
225,231	e*	Leapfrog Enterprises, Inc	1,858
7,129,000		Leisure & Resorts World Corp	467
164,051	e*	Life Time Fitness, Inc	10,063
411,723	e*	Live Nation, Inc	8,749
20,966	e	Lottomatica S.p.A.	758
7,108		Luminar plc	87
218,261	e*	Magna Entertainment Corp	495
289,040	e*	Marvel Entertainment, Inc	6,775
9,000		Mizuno Corp	50
123,933	e*	MTR Gaming Group, Inc	1,181
142,243	e*	Multimedia Games, Inc	1,212
5,688,000		NagaCorp Ltd	1,785
549,547	e	Nintendo Co Ltd	286,100
311,887		OPAP S.A.	12,097
39,600	e	Oriental Land Co Ltd	2,296
21,051		Paddy Power plc	738
150	*	Parken Sport & Entertainment AS	41
349,067		PartyGaming plc	196
413,660	*	Penn National Gaming, Inc	24,414
716,256	*	Pinnacle Entertainment, Inc	19,504

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
583,218	e	Publishing & Broadcasting Ltd	$10,195
139,824		Rank Group plc	463
3,016,200		Resorts World BHD	3,470
261	e	Round One Corp	577
147,900	e	Sega Sammy Holdings, Inc	1,970
475,770	e*	Six Flags, Inc	1,646
1,900		SkiStar AB	35
399,475	e	Sky City Entertainment Group Ltd	1,580
5,988	*	Snai S.p.A.	61
74,755	e	Speedway Motorsports, Inc	2,766
39,936	*	Sportingbet plc	34
771,648	e	TABCORP Holdings Ltd	10,374
181,100		Tanjong plc	951
1,513,655	e	Tattersall's Ltd	5,332
18,000		Tokyo Dome Corp	97
89,290	e*	Town Sports International Holdings, Inc	1,358
1,084		Trigano S.A.	49
3,500		Valor Co Ltd	38
13,046,139		Walt Disney Co	448,657
348,482	e	Warner Music Group Corp	3,520
855,622	*	Westwood One, Inc	2,353
120,658		William Hill plc	1,589
633,222	e*	WMS Industries, Inc	20,960
114,511		World Wrestling Entertainment, Inc	1,727
4,000		Yomiuri Land Co Ltd	17
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,098,102

APPAREL AND ACCESSORY STORES - 0.53%
367,002		Abercrombie & Fitch Co (Class A)	29,617
522,705	*	Aeropostale, Inc	9,963
1,392,538		American Eagle Outfitters, Inc	36,638
612,850	*	AnnTaylor Stores Corp	19,409
371,200		Aoyama Trading Co Ltd	9,436
126,147	e	Bebe Stores, Inc	1,846
3,281,000		Belle International Holdings Ltd	4,313
263,405		Brown Shoe Co, Inc	5,110
71,605		Buckle, Inc	2,717
599,558		Burberry Group plc	8,059
69,170	e*	Cache, Inc	1,235
217		Camaieu	96
282,091	e*	Carter's, Inc	5,628
169,802	e*	Casual Male Retail Group, Inc	1,521
237,928		Cato Corp (Class A)	4,863
857		Charles Voegele Holding AG.	75
136,417	*	Charlotte Russe Holding, Inc	1,997
739,523	e*	Charming Shoppes, Inc	6,212
736,811	*	Chico's FAS, Inc	10,352
123,320	*	Children's Place Retail Stores, Inc	2,994
193,026	e	Christopher & Banks Corp	2,340
72,598	e*	Citi Trends, Inc	1,580
28,012	e	DEB Shops, Inc	753
383,704	e*	Dress Barn, Inc	6,527
89,465	e*	DSW, Inc (Class A)	2,252
179,893	e*	Eddie Bauer Holdings, Inc	1,547
41,000		Fast Retailing Co Ltd	2,367
267,364	*	Finish Line, Inc (Class A)	1,160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
583,796		Foot Locker, Inc	$8,950
130,951		Foschini Ltd	988
7,346,639		Gap, Inc	135,472
1,441,100		Giordano International Ltd	708
558,225	*	Hanesbrands, Inc	15,664
520,054		Hennes & Mauritz AB (B Shares)	32,967
281,666	*	HOT Topic, Inc	2,101
198,269		Inditex S.A.	13,361
495,065	e*	J Crew Group, Inc	20,545
149,687	*	Jo-Ann Stores, Inc	3,158
116,948	e*	JOS A Bank Clothiers, Inc	3,908
2,430,744	*	Kohl's Corp	139,355
1,364,175		Limited Brands, Inc	31,226
6,600		Lindex AB	109
6,534		Lotte Shopping Co Ltd	2,784
118,227	e*	New York & Co, Inc	721
5,400		Nishimatsuya Chain Co Ltd	68
1,842,836		Nordstrom, Inc	86,411
374,897	e*	Pacific Sunwear Of California, Inc	5,549
648,500		Ports Design Ltd	2,248
580,932		Ross Stores, Inc	14,895
62,081	*	Shoe Carnival, Inc	980
14,924		Specialty Fashion Group Ltd	21
256,483	e	Stage Stores, Inc	4,676
37,875	e	Syms Corp	569
141,135	e	Talbots, Inc	2,540
309,513		Truworths International Ltd	1,420
165,211	e*	Tween Brands, Inc	5,426
129,927	e*	Under Armour, Inc (Class A)	7,772
2,900		United Arrows Ltd	36
459,528	*	Urban Outfitters, Inc	10,018
398,005	*	Wet Seal, Inc (Class A)	1,540
587,212		Woolworths Holdings Ltd	1,543
		TOTAL APPAREL AND ACCESSORY STORES	738,336

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
567,900	e	Asics Corp	8,791
17,000		Atsugi Co Ltd	22
3,205		Benetton Group S.p.A.	54
77,326	e	Columbia Sportswear Co	4,277
25,748		Companhia de Tecidos Norte de Minas - Coteminas	173
1,125	*	Escada AG.	42
1,442		Gerry Weber International AG.	47
69,836	e*	G-III Apparel Group Ltd	1,375
222,848		Guess ?, Inc	10,926
172,200		Gunze Ltd	849
225,179	*	Gymboree Corp	7,935
426,852		Jones Apparel Group, Inc	9,019
167,923	e	Kellwood Co	2,863
422,000		Li Ning Co Ltd	1,458
464,240	e	Liz Claiborne, Inc	15,937
146,286	e*	Lululemon Athletica, Inc	6,148
180,062	*	Maidenform Brands, Inc	2,859
1,533		Mariella Burani S.p.A.	50
2,900		Marzotto S.p.A.	17
2,236,514	e	Mitsubishi Rayon Co Ltd	15,849

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,400		New Wave Group AB (B Shares)	$44
226,124		Nisshinbo Industries, Inc	3,144
377,100		Onward Kashiyama Co Ltd	3,815
287,169		Phillips-Van Heusen Corp	15,071
1,630		Point, Inc	56
859,590		Polo Ralph Lauren Corp	66,833
711,967	e*	Quiksilver, Inc	10,181
4,400	*	Renown, Inc	33
9,000		Sanyo Shokai Ltd	66
16,900		Shimamura Co Ltd	1,582
2,138		Ten Cate NV	87
17,394		Tokyo Style Co Ltd	181
190,000		Toyobo Co Ltd	445
73,138	e*	True Religion Apparel, Inc	1,287
625		VAN DE Velde	32
407,509		VF Corp	32,906
77,400	e	Wacoal Holdings Corp	951
264,939	*	Warnaco Group, Inc	10,351
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	235,756

AUTO REPAIR, SERVICES AND PARKING - 0.08%
451,313		Aisin Seiki Co Ltd	18,034
55,638	e*	Amerco, Inc	3,531
140,837	e*	Dollar Thrifty Automotive Group, Inc	4,885
350,252	e*	Exide Technologies	2,277
2,000		Haldex AB	46
14,169		Helphire plc	98
1,530,458	*	Hertz Global Holdings, Inc	34,772
5,000		Ichikoh Industries Ltd	13
17,000		Kayaba Industry Co Ltd	82
87,160	*	Midas, Inc	1,645
61,044		Monro Muffler, Inc	2,063
706		Montupet	16
179		Nippon Parking Development Co Ltd	10
268,429		NOK Corp	5,749
7,300		Northgate plc	138
59,800	e	Park24 Co Ltd	538
232,260		Ryder System, Inc	11,381
760		Sixt AG.	38
865		Sixt AG.	31
44,014	*	Standard Parking Corp	1,751
116,029		Sumitomo Rubber Industries, Inc	1,459
3,032,653	e	T RAD Co Ltd	17,029
214,422	*	Wright Express Corp	7,824
		TOTAL AUTO REPAIR, SERVICES AND PARKING	113,410

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
435,314		Advance Auto Parts	14,609
92,384		Asbury Automotive Group, Inc	1,830
670,542	*	Autonation, Inc	11,882
614,328	*	Autozone, Inc	71,348
3,081		Brembo S.p.A.	41
210,829		Canadian Tire Corp (Class A)	16,824
892,398	*	Carmax, Inc	18,142
366,487	*	Copart, Inc	12,603
278,409	e*	CSK Auto Corp	2,965

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,152		Fleetwood Corp Ltd	$36
550		Gulliver International Co Ltd	26
442,477		Inchcape plc	3,811
93,718	e	Lithia Motors, Inc (Class A)	1,599
85,903	e*	MarineMax, Inc	1,251
67,771		MOL Hungarian Oil and Gas plc	10,974
12,000		Nippon Sharyo Ltd	27
8,000		Nissan Shatai Co Ltd	49
3,700		Nissin Kogyo Co Ltd	107
483,443	*	O'Reilly Automotive, Inc	16,152
269,553	e	Penske Auto Group, Inc	5,456
769		Rodriguez Group	34
123,671	e*	Rush Enterprises, Inc (Class A)	3,135
177,883	e	Sonic Automotive, Inc (Class A)	4,259
78,838		Super Group Ltd	148
290,253	e	Suzuki Motor Corp	8,591
15,000	e	Toyo Tire & Rubber Co Ltd	87
740	*	TravelCenters of America LLC	24
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	206,010

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.44%
306,000		Anhui Conch Cement Co Ltd	2,649
139,087	e*	Builders FirstSource, Inc	1,499
401,364	e*	Central Garden and Pet Co (Class A)	3,604
1,100		Dalhoff Larsen & Horneman AS (Class B)	20
587,067		Fastenal Co	26,659
70,255		Grafton Group plc	787
10,094,310	e	Home Depot, Inc	327,459
3,100		Keiyo Co Ltd	16
1,078,941		Kingfisher plc	3,947
8,090,492		Lowe's Cos, Inc	226,696
7,000		Nice Holdings, Inc	22
9,000		Nichias Corp	92
1,900		Nichiha Corp	21
153,170	*	RONA, Inc	3,354
25,000		Sankyo-Tateyama Holdings, Inc	35
4,000		Takiron Co Ltd	13
715,821		Travis Perkins plc	22,613
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	619,486

BUSINESS SERVICES - 5.66%
2,437,609	*	3Com Corp	12,042
69,493	e*	3D Systems Corp	1,641
12,114		888 Holdings plc	30
254,661		Aaron Rents, Inc	5,679
347,931		ABM Industries, Inc	6,952
153,113	e*	Acacia Research (Acacia Technologies)	2,248
4,480,051		Accenture Ltd (Class A)	180,322
25	e*	Access Co Ltd	83
9,690	e	Acciona S.A.	2,635
196,115	*	ACI Worldwide, Inc	4,383
437,951	*	Actuate Corp	2,825
415,162		Acxiom Corp	8,216
887,625	e	Adecco S.A.	52,491
196,799		Administaff, Inc	7,144
4,853,748	*	Adobe Systems, Inc	211,915

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
92,496	e*	Advent Software, Inc	$4,345
314,433		Aegis Group plc	804
564,579	*	Affiliated Computer Services, Inc (Class A)	28,364
82,149		Aggreko plc	971
113,949	e	Aircastle Ltd	3,808
703,817	e*	Akamai Technologies, Inc	20,221
1,800	*	Aladdin Knowledge Systems	40
360,479	*	Alliance Data Systems Corp	27,915
120,147	e	Alpha Systems, Inc	2,531
878,004	*	Amdocs Ltd	32,653
147,648	e*	American Reprographics Co	2,764
184,164	e*	AMN Healthcare Services, Inc	3,449
159,932	*	Ansoft Corp	5,275
482,818	*	Ansys, Inc	16,498
8	*	Aplix Corp	8
169,662	e	Arbitron, Inc	7,692
453,601	e*	Ariba, Inc	4,890
629,399	e*	Art Technology Group, Inc	1,901
26,700		Asatsu-DK, Inc	860
614,522	e*	Aspen Technology, Inc	8,800
13,466		Asseco Poland S.A.	378
88,639	e	Asset Acceptance Capital Corp	1,028
10,232	*	athenahealth, Inc	347
59,348	*	Atos Origin S.A.	3,453
1,586,113	*	Autodesk, Inc	79,258
2,851,548		Automatic Data Processing, Inc	130,972
182,264	*	Autonomy Corp plc	3,211
260,377		Autostrade S.p.A.	8,796
448,431	*	Avis Budget Group, Inc	10,265
304,278	*	Avocent Corp	8,861
38,603		B2W Companhia Global Do Varejo	1,822
58,176	e*	Bankrate, Inc	2,683
44,775	e	Barrett Business Services	1,067
2,483,598	*	BEA Systems, Inc	34,447
1,168,086	e*	BearingPoint, Inc	4,731
1,087		Bechtle AG.	47
287,986		Blackbaud, Inc	7,269
152,617	e*	Blackboard, Inc	6,996
8,203	*	BladeLogic, Inc	210
96,026	e*	Blue Coat Systems, Inc	7,563
1,376,392	*	BMC Software, Inc	42,985
16,614	e	Boom Logistics Ltd	45
433,120	e*	Borland Software Corp	1,884
108,771	e*	Bottomline Technologies, Inc	1,363
236,680	e*	BPZ Energy, Inc	1,846
297,309	e	Brady Corp (Class A)	10,667
192,186		Brink's Co	10,739
932		Brunel International	26
8,433	*	Bull S.A.	59
6,448	*	Buongiorno S.p.A.	22
98,710	*	Business Objects S.A.	4,406
1,851,160		CA, Inc	47,612
309,300	e	CAC Corp	1,664
281,787	*	CACI International, Inc (Class A)	14,396
1,346,254	*	Cadence Design Systems, Inc	29,873
4,500		Capcom Co Ltd	104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
57,595	e*	Capella Education Co	$3,220
209,538	*	Catalina Marketing Corp	6,787
22,011	e*	Cavium Networks, Inc	715
366,921	e*	CBIZ, Inc	2,917
12,600	*	CDNetworks Co Ltd	296
636,422	*	Ceridian Corp	22,109
276,916	e*	Cerner Corp	16,562
642,473	*	CGI Group, Inc (Class A)	7,357
133,400	*	Check Point Software Technologies	3,359
344,373	e*	Checkfree Corp	16,027
1,733		Cheil Communications, Inc	513
468,000	*	China LotSynergy Holdings Ltd	54
340,682	*	ChoicePoint, Inc	12,919
311,197	*	Chordiant Software, Inc	4,313
338,923	*	Ciber, Inc	2,647
173,628	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	2,644
7,800	*	Cision AB	29
965,413	*	Citrix Systems, Inc	38,925
71,775	e*	Clayton Holdings, Inc	575
170,873	e*	Clear Channel Outdoor Holdings, Inc (Class A)	4,357
2,866,910	e*	CMGI, Inc	3,899
820,715	e*	CNET Networks, Inc	6,114
24,425		Coates Hire Ltd	131
275,557	*	Cogent Communications Group, Inc	6,431
235,287	e*	Cogent, Inc	3,689
238,314		Cognex Corp	4,232
776,236	*	Cognizant Technology Solutions Corp (Class A)	61,920
165,983	*	Cognos, Inc	6,859
1,576	*	ComBOTS AG.	26
265,777	e*	Commvault Systems, Inc	4,922
118,896	e	Compass Diversified Trust	1,909
10,643		Computacenter plc	44
1,200		Computer Engineering & Consulting Ltd	12
47,162	e	Computer Programs & Systems, Inc	1,243
2,227,291	*	Computer Sciences Corp	124,506
905,586		Computershare Ltd	7,465
1,241,662	*	Compuware Corp	9,958
117,610	*	COMSYS IT Partners, Inc	1,977
206,438	e*	Concur Technologies, Inc	6,507
887,232	*	Convergys Corp	15,402
618,000		COSCO Pacific Ltd	1,956
101,083	e*	CoStar Group, Inc	5,403
2,124		CPL Resources plc	16
373,332	*	CSG Systems International, Inc	7,933
35,847		CSK Holdings Corp	1,401
390,357		Ctrip.com International Ltd (ADR)	20,220
45		CyberAgent, Inc	19
163,299	e*	Cybersource Corp	1,909
24		Cybozu, Inc	7
20,960	e	Dassault Systemes S.A.	1,375
9,700	*	Data Domain, Inc	300
177,407	*	DealerTrack Holdings, Inc	7,430
306,620		Deluxe Corp	11,296
25		Dena Co Ltd	110
1,491		Dentsu, Inc	4,232
19,300	*	Dice Holdings, Inc	198

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
217,994	e*	Digital River, Inc	$9,755
97,118	e*	DivX, Inc	1,444
41,024	*	Double-Take Software, Inc	784
390,247	*	DST Systems, Inc	33,487
206,399	*	DynCorp International, Inc (Class A)	4,770
12,173	e	eAccess Ltd	6,761
787,173	*	Earthlink, Inc	6,234
7,236,201	*	eBay, Inc	282,357
147,262	e*	Echelon Corp	3,683
247,197	e*	Eclipsys Corp	5,765
1,040		Econtext, Inc	887
99,361	e	Electro Rent Corp	1,392
1,476,419	*	Electronic Arts, Inc	82,665
3,842,745		Electronic Data Systems Corp	83,926
190,147	e*	Elpida Memory, Inc	6,986
11		en-japan, Inc	45
400	m,v*	Envision Development Corp	-	^
312,648	*	Epicor Software Corp	4,305
161,269	e*	EPIQ Systems, Inc	3,035
913,249		Equifax, Inc	34,813
166,488	e*	Equinix, Inc	14,766
9,327	*	Erinaceous Group plc	10
7,577	e*	Escala Group, Inc	15
173,363	e*	eSpeed, Inc (Class A)	1,479
472,876	e*	Evergreen Energy, Inc	2,412
120,574	e*	ExlService Holdings, Inc	2,563
1,027,845	*	Expedia, Inc	32,768
1,715,695		Experian Group Ltd	18,148
343,640	*	F5 Networks, Inc	12,780
219,336		Factset Research Systems, Inc	15,035
233,396	e	Fair Isaac Corp	8,428
169,310	*	FalconStor Software, Inc	2,040
25,500	e*	Fast Search & Transfer ASA	52
1,093	e	Fidec Corp	1,256
883,932		Fidelity National Information Services, Inc	39,220
42,414	e*	First Advantage Corp (Class A)	749
991,994	*	Fiserv, Inc	50,453
146,515	e*	Focus Media Holding Ltd (ADR)	8,501
108,703	*	Forrester Research, Inc	2,562
8,741		F-Secure Oyj	30
100,588	e	FTD Group, Inc	1,497
8,160	e	FUJI SOFT, Inc	167
1,992,990		Fujitsu Ltd	14,089
17		Fullcast Co Ltd	11
22		Future Architect, Inc	10
15,597		Fuyo General Lease Co Ltd	413
365,803	*	Gartner, Inc	8,948
6		Gendai Agency, Inc	6
232,000		GeoVision, Inc	2,008
127,331	*	Gerber Scientific, Inc	1,382
12,636		Getronics NV	112
327,442	*	Getty Images, Inc	9,116
145,986		Gevity HR, Inc	1,496
234,587	*	Global Cash Access, Inc	2,484
99,318	e*	Global Sources Ltd	2,202
4,100		GMO internet, Inc	13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
56,401		GN Store Nord	$572
977	e	Goodwill Group, Inc	183
1,409,646	*	Google, Inc (Class A)	799,650
11		Gourmet Navigator, Inc	11
350,000	*	Gravity Co Ltd (ADR)	1,498
826,693		Group 4 Securicor plc	3,417
8,717	e	Gruppo Editoriale L'Espresso S.p.A.	43
3,695	e*	Guidance Software, Inc	47
95,339	e*	H&E Equipment Services, Inc	1,714
18,890		Hakuhodo DY Holdings, Inc	1,325
1,630,173		Hays plc	4,436
227,949	e	Healthcare Services Group	4,621
76,437	e	Heartland Payment Systems, Inc	1,964
152,374		Heidrick & Struggles International, Inc	5,554
3,332		Hellaby Holdings Ltd	7
762,396	e*	HLTH Corp	10,803
110,358	e*	HMS Holdings Corp	2,716
218,338	*	Hudson Highland Group, Inc	2,779
280,368	e*	Hypercom Corp	1,267
85,585	e*	i2 Technologies, Inc	1,305
38,408	e*	ICT Group, Inc	515
125,666	*	iGate Corp	1,077
202,734	*	IHS, Inc (Class A)	11,452
11		Ikyu Corp	7
64,125	e	Imergent, Inc	1,438
825,485		IMS Health, Inc	25,293
344,700	e	Indra Sistemas S.A.	9,324
527,877	*	Informatica Corp	8,288
427,900	a	Information Development Co	2,086
183,648		Infospace, Inc	3,225
395,094		Infosys Technologies Ltd	18,767
126,420	e	Infosys Technologies Ltd (ADR)	6,117
178,221		infoUSA, Inc	1,656
124,522	e*	Innerworkings, Inc	2,145
59,280	*	Innovation Group plc	36
72,013	e*	Innovative Solutions & Support, Inc	1,366
4,400		INTEC Holdings Ltd	62
44,684	e	Integral Systems, Inc	960
22		Intelligence Ltd	33
16,201	a,e	Intelligent Wave, Inc	3,724
212,829		Interactive Data Corp	6,002
69,305	*	Interactive Intelligence, Inc	1,317
239,899	e*	Internap Network Services Corp	3,399
228,730	e*	Internet Capital Group, Inc	2,745
439	e	Internet Initiative Japan Inc	1,399
2,052,167	e*	Interpublic Group of Cos, Inc	21,301
330,216	*	Interwoven, Inc	4,699
2,088,772	*	Intuit, Inc	63,290
162,305	*	inVentiv Health, Inc	7,112
306,764	e*	Ipass, Inc	1,288
1,296,144	*	Iron Mountain, Inc	39,506
34,755		iSOFT Group plc	49
427,912		Jack Henry & Associates, Inc	11,066
155,400	*	JDA Software Group, Inc	3,211
376,429	e	JSR Corp	9,225
2,657,931	*	Juniper Networks, Inc	97,307

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,000		Justsystems Corp	$6
803	e	Kakaku.com, Inc	2,055
125,492		Kelly Services, Inc (Class A)	2,486
133,652	*	Kenexa Corp	4,114
85,946	*	Keynote Systems, Inc	1,180
218,952	*	Kforce, Inc	2,816
736,595	*	Kinetic Concepts, Inc	41,456
945	*	KK DaVinci Advisors	710
146,717	e*	Knot, Inc	3,119
79,810	e	Konami Corp	2,175
367,640	*	Korn/Ferry International	6,070
375,614	*	Labor Ready, Inc	6,953
342,395		Lamar Advertising Co (Class A)	16,767
786,482	e*	Lawson Software, Inc	7,873
21,000	*	Limelight Networks, Inc	184
363,072	*	Lionbridge Technologies	1,449
43,148	*	Liquidity Services, Inc	474
194,419	*	LivePerson, Inc	1,198
3,688,764		LogicaCMG plc	11,415
151,699	e*	LoJack Corp	2,876
351	e	Macromill, Inc	617
315,392	e*	Magma Design Automation, Inc	4,438
212,473	*	Manhattan Associates, Inc	5,824
601,007		Manpower, Inc	38,675
168,412	*	Mantech International Corp (Class A)	6,059
123,216	e	Marchex, Inc (Class B)	1,172
516,965	e	Mastercard, Inc (Class A)	76,495
870,250	*	McAfee, Inc	30,346
26,934	e	Meitec Corp	790
485,173	e*	Mentor Graphics Corp	7,326
2,576,064		Michael Page International plc	21,741
53,006,196		Microsoft Corp	1,561,563
77,665	*	MicroStrategy, Inc (Class A)	6,162
176,197	e*	Midway Games, Inc	768
186,692		Misys plc	844
295,930		Mitsubishi UFJ Lease & Finance Co Ltd	9,816
4,126		MJ Maillis S.A.	14
347,117		MoneyGram International, Inc	7,841
566,228	*	Monster Worldwide, Inc	19,286
3,708		Morgan Sindall plc	119
12,839		Morse plc	23
1,150		Moshi Moshi Hotline, Inc	56
553,985	*	Move, Inc	1,529
664,469	*	MPS Group, Inc	7,409
222,901	e*	MSC.Software Corp	3,036
681,380	*	NAVTEQ Corp	53,127
729,057	*	NCR Corp	36,307
7,840	*	NCSoft Corp	696
3,056,628	e	NEC Corp	14,849
154,553	e*	Ness Technologies, Inc	1,688
247,497	e*	NetFlix, Inc	5,128
141,384	*	Network Equipment Technologies, Inc	2,050
1,087		NextCom K.K.	233
31,622	*	NHN Corp	7,318
211,637	e	NIC, Inc	1,469
163,138	e	Nippon System Development Co Ltd	2,582

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
365,401		Nippon Systemware Co Ltd	$1,737
322,055		Nomura Research Institute Ltd	10,963
24,000	*	Norse Energy Corp ASA	16
53,725		Northgate Information Solutions plc	78
3,503,272	*	Novell, Inc	26,765
6,348	e	NTT Data Corp	28,296
768,841	e*	Nuance Communications, Inc	14,846
22,085		Obic Co Ltd	4,284
2,290,885		Omnicom Group, Inc	110,169
163,813	e*	Omniture, Inc	4,967
202,371	*	On Assignment, Inc	1,890
122,903	e*	Online Resources Corp	1,553
58,823	*	Open Text Corp	1,535
532,353	e*	OpenTV Corp (Class A)	788
7		OPT, Inc	22
26,899,407	*	Oracle Corp	582,372
151,059	e	Oracle Corp Japan	6,904
11,000		Otsuka Corp	1,079
198,620	e*	Packeteer, Inc	1,509
650,444	*	Parametric Technology Corp	11,331
18		Pasona, Inc	24
275,000		PCA Corp	3,029
108,921	e*	PDF Solutions, Inc	1,076
109,028	e	Pegasystems, Inc	1,297
118,061	e*	PeopleSupport, Inc	1,412
156,989	e*	Perficient, Inc	3,433
520,807	e*	Perot Systems Corp (Class A)	8,807
195,771	*	Phase Forward, Inc	3,917
86,000		Pico Far East Holdings Ltd	30
89,665	e	Portfolio Recovery Associates, Inc	4,759
5,900	m,v*	POS Malaysia & Services Holdings BHD	5
152,475	e*	PRA International	4,483
430,198	*	Premiere Global Services, Inc	5,442
237,701	*	Progress Software Corp	7,202
16,628		Prokom Software S.A.	853
25,940		Promotora de Informaciones S.A.	512
31,881	e*	Protection One, Inc	428
83,715		Public Power Corp	3,319
1,502,515		Publicis Groupe S.A.	61,790
191		PubliGroupe AG.	67
110,604	e	QAD, Inc	958
90,652	e	Quality Systems, Inc	3,321
363,714	*	Quest Software, Inc	6,241
132,839	e*	Radiant Systems, Inc	2,103
124,738	e*	Radisys Corp	1,553
11,400	*	RADWARE Ltd	179
60,281	e	Rakuten, Inc	23,642
282,704		Randstad Holdings NV	15,282
164,012	e*	Raser Technologies, Inc	2,114
578,975	e*	RealNetworks, Inc	3,925
780,904	e*	Red Hat, Inc	15,517
47,625	e	Renaissance Learning, Inc	576
419,848	e*	Rent-A-Center, Inc	7,612
257	*	Retalix Ltd	5
6,120		Rightmove plc	65
86,427	e*	RightNow Technologies, Inc	1,391

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
35,905		Ritchie Bros Auctioneers, Inc	$2,345
959,792		Robert Half International, Inc	28,659
148,779		Rollins, Inc	3,971
111,042	e*	RSC Holdings, Inc	1,821
347,203	*	S1 Corp	3,142
9,384		S1 Corp	563
462,310		Sage Group plc	2,358
575,803	*	Salesforce.com, Inc	29,550
1,649,145		SAP AG.	96,533
448,406	*	Sapient Corp	3,009
7,533	*	SCI Entertainment Group plc	57
201,456		Secom Co Ltd	9,699
316,064	e*	Secure Computing Corp	3,075
214,785		Securitas AB (B Shares)	2,833
17,480		Seek Ltd	141
9,236		Service Point Solutions S.A.	44
9,492		SGS S.A.	10,843
79,111	e*	SI International, Inc	2,260
505		SimCorp A/S	114
1,553,432		Singapore Post Ltd	1,276
31		SJ Holdings, Inc	16
4,291		Skilled Group Ltd	21
126,083	e*	Smith Micro Software, Inc	2,025
20,968	e	Societe Des Autoroutes Paris-Rhin-Rhone	2,204
727,325	e	Softbank Corp	13,424
146,032	e*	Sohu.com, Inc	5,507
92,730,511	e	Solomon Systech International Ltd	8,469
9	*	So-net M3, Inc	24
433,289	*	SonicWALL, Inc	3,783
1,272,612	e*	Sonus Networks, Inc	7,763
85,618		Sorun Corp	420
432,699	e	Sotheby's	20,679
9,587	*	Sourcefire, Inc	87
391,847	*	Spherion Corp	3,237
162,104	*	SPSS, Inc	6,669
160,695	e	Square Enix Co Ltd	5,316
262,875	*	SRA International, Inc (Class A)	7,382
117,934	e*	Stratasys, Inc	3,250
14,933	e	STW Communications Group Ltd	34
16,564,190	*	Sun Microsystems, Inc	92,925
2,948	*	Surfcontrol plc	42
730,950	*	Sybase, Inc	16,907
160,723	*	SYKES Enterprises, Inc	2,670
4,357,570	*	Symantec Corp	84,450
111,096	e*	Synchronoss Technologies, Inc	4,673
91,952	*	SYNNEX Corp	1,891
991,201	*	Synopsys, Inc	26,842
67,599	e	Syntel, Inc	2,811
158,080		Taiwan Secom Co Ltd	266
12,256,402		Taiwan-Sogo Shinkong Security Corp	12,525
53		Take And Give Needs Co Ltd	10
396,825	e*	Take-Two Interactive Software, Inc	6,778
89,486	e	TAL International Group, Inc	2,243
97,684	e*	Taleo Corp (Class A)	2,482
117,097		Tata Consultancy Services Ltd	3,115
42,444	e*	TechTarget, Inc	717

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
55,409	e	Telecom Italia Media S.p.A.	$22
37,235	*	Telelogic AB	120
243,680	*	TeleTech Holdings, Inc	5,826
156,943	*	Temenos Group AG.	3,667
1,455,200		Tencent Holdings Ltd	9,397
102,504	e	TheStreet.com, Inc	1,241
359,116	*	THQ, Inc	8,971
1,219,710	*	TIBCO Software, Inc	9,014
8,236	e*	Tiens Biotech Group USA, Inc	28
60,421	e	Tietoenator Oyj	1,356
127,682	e	TIS, Inc	2,490
146,616	e	TNS, Inc	2,355
164,000	*	Tom Group Ltd	16
248,596	e	Total System Services, Inc	6,906
146,272	e*	TradeStation Group, Inc	1,707
2,900	e	Trans Cosmos, Inc	48
27,048	e*	Travelzoo, Inc	621
438,703	e	Trend Micro, Inc	18,982
239,780	*	Trizetto Group, Inc	4,199
131,368	e*	Ultimate Software Group, Inc	4,585
50,080	e*	Unica Corp	562
1,377,659	*	Unisys Corp	9,120
403,592		United Online, Inc	6,058
442,268	*	United Rentals, Inc	14,228
19,270		USS Co Ltd	1,267
662,034	*	Valueclick, Inc	14,869
157,289	e*	Vasco Data Security International	5,554
10,396	*	Veraz Networks, Inc	73
1,118,599	*	VeriSign, Inc	37,742
146,983		Viad Corp	5,291
239,196	*	Vignette Corp	4,801
99,685	e*	Visual Sciences, Inc	1,439
199,930	e*	VMware, Inc	16,994
68,577	*	Vocus, Inc	2,005
87,534	e*	Volt Information Sciences, Inc	1,544
3,636,862		Waste Management, Inc	137,255
30,830	e*	WebMD Health Corp (Class A)	1,606
247,549	e*	Websense, Inc	4,884
403,492	*	Wind River Systems, Inc	4,749
30,373	*	Wire and Wireless India Ltd	34
39		Works Applications Co Ltd	34
10,192,135		WPP Group plc	138,047
35,685		Xansa plc	94
5,216		Yahoo! Japan Corp	1,975
6,018,939	*	Yahoo!, Inc	161,548
25,255	*	Zee News Ltd	40
7	*	Zentek Technology Japan, Inc	11
		TOTAL BUSINESS SERVICES	7,943,150

CHEMICALS AND ALLIED PRODUCTS - 8.47%
10,706,342		Abbott Laboratories	574,074
73,781	b,e,v*	Able Laboratories, Inc	-	^
109,793	e*	Abraxis BioScience, Inc	2,507
142,947	e*	Acadia Pharmaceuticals, Inc	2,151
11,038	*	Acambis plc	28
224,212	e*	Acorda Therapeutics, Inc	4,114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
8,700	*	Actelion Ltd	$482
460,558	e*	Adams Respiratory Therapeutics, Inc	17,750
8,600		ADEKA Corp	90
162,055	*	Agrium, Inc	8,827
500		Ain Pharmaciez, Inc	9
548,283		Air Liquide	73,382
1,665,088		Air Products & Chemicals, Inc	162,779
135,000		Air Water, Inc	1,504
1,344,668		Akzo Nobel NV	110,827
157,916	*	Albany Molecular Research, Inc	2,385
688,507		Albemarle Corp	30,432
829,587		Alberto-Culver Co	20,565
11,261		Alexandria Mineral Oils Co	145
190,686	e*	Alexion Pharmaceuticals, Inc	12,423
153,647	e*	Alexza Pharmaceuticals, Inc	1,331
217,160		Alfa S.A. de C.V. (Class A)	1,469
18,325		Alfresa Holdings Corp	1,169
20,536	*	Alizyme plc	30
700		ALK-Abello AS	142
531,865	e*	Alkermes, Inc	9,786
225,057	e*	Allos Therapeutics, Inc	1,069
185,135	e*	Alnylam Pharmaceuticals, Inc	6,067
253,696	*	Alpharma, Inc (Class A)	5,419
2,848,000		Aluminum Corp of China Ltd	8,188
75,683	e*	AMAG Pharmaceuticals, Inc	4,329
247,870	*	American Oriental Bioengineering, Inc	2,764
97,580	e	American Vanguard Corp	1,905
7,944,360	*	Amgen, Inc	449,412
5,740	*	Amicus Therapeutics, Inc	96
2,210		Amorepacific Corp	1,649
14,546		Amorepacific Corp	3,028
96,519	*	Animal Health International, Inc	1,074
97,288	b,e*	Aphton Corp	-	^
153,020		Arch Chemicals, Inc	7,174
330,485	e*	Arena Pharmaceuticals, Inc	3,619
1,208	e*	Arkema	74
257,125	e*	Arqule, Inc	1,833
224,415	e*	Array Biopharma, Inc	2,520
204,175	e*	Arrowhead Research Corp	1,031
2,902,167	e	Asahi Kasei Corp	23,447
135,465		Aspen Pharmacare Holdings Ltd	659
1,185,675		Astellas Pharma, Inc	56,876
1,912,271		AstraZeneca plc	95,817
42		AstraZeneca plc (ADR)	2
1,450		Auriga Industries (Class B)	30
133,348	*	Auxilium Pharmaceuticals, Inc	2,811
159,031	e*	Aventine Renewable Energy Holdings, Inc	1,681
427,079		Avery Dennison Corp	24,352
1,809,561		Avon Products, Inc	67,913
453		Bachem Holding AG.	38
93,986		Balchem Corp	1,918
450,517	*	Barr Pharmaceuticals, Inc	25,639
882,562		BASF AG.	122,073
669	*	Basilea Pharmaceutica	153
26,385		Beiersdorf AG.	1,976
107,452	e*	Bentley Pharmaceuticals, Inc	1,341

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
26,626	e*	Biodel, Inc	$454
16,300	e*	Bioenvision, Inc	86
1,730,411	*	Biogen Idec, Inc	114,778
499,177	e*	BioMarin Pharmaceuticals, Inc	12,430
56,884	e*	BioMimetic Therapeutics, Inc	759
231,269	e*	Bionovo, Inc	890
18,611	*	Biota Holdings Ltd	27
650,525	*	Bioton S.A.	295
390,067	e*	Biovail Corp International	6,792
902		Boiron S.A.	22
120,049	e*	Bradley Pharmaceuticals, Inc	2,185
108,451		Braskem S.A.	1,022
9,521,520		Bristol-Myers Squibb Co	274,410
9,000,000		C&O Pharmaceutical Technology Holdings Ltd	3,029
520,762		Cabot Corp	18,503
87,345	e*	Cadence Pharmaceuticals, Inc	1,223
219,927	e*	Calgon Carbon Corp	3,070
164,410		Cambrex Corp	1,790
89,195	e*	Caraco Pharmaceutical Laboratories Ltd	1,360
1,205,260		Celanese Corp (Series A)	46,981
294,183	*	Cell Genesys, Inc	1,124
6,880	*	Cellestis Ltd	18
140,000		Century Sunshine Ecological Technology Holdings Ltd	16
299,689	e*	Cephalon, Inc	21,895
363,199		CF Industries Holdings, Inc	27,570
261,321	*	Charles River Laboratories International, Inc	14,673
355,805	e*	Chattem, Inc	25,091
1,017,730		Chemtura Corp	9,048
489,370		Chugai Pharmaceutical Co Ltd	8,082
5,000		Chugoku Marine Paints Ltd	65
271,775	e	Church & Dwight Co, Inc	12,784
22,776		Ciba Specialty Chemicals AG.	1,161
378,472		Cipla Ltd	1,732
273,000	*	CK Life Sciences International Holdings, Inc	23
74,973		Clariant AG.	922
593,864		Clorox Co	36,220
4,561,211		Colgate-Palmolive Co	325,306
13,961		Croda International	183
2,614	*	CropEnergies AG.	17
363,200	e*	Crucell NV	7,463
385,474		CSL Ltd	36,702
423,880	e*	Cubist Pharmaceuticals, Inc	8,957
173,144	*	Cypress Bioscience, Inc	2,370
529,841		Cytec Industries, Inc	36,236
229,312	*	Cytokinetics, Inc	1,174
716,992	e*	CytRx Corp	2,481
498,054		Dade Behring Holdings, Inc	38,026
10,000		Dai Nippon Toryo Co Ltd	15
1,747,833		Daicel Chemical Industries Ltd	13,832
1,389,600	e	Daiichi Sankyo Co Ltd	41,737
2,802,099		Dainippon Ink and Chemicals, Inc	12,417
411,463	e*	Dendreon Corp	3,164
443,068	e*	Discovery Laboratories, Inc	1,192
84,162	*	Dov Pharmaceutical, Inc	21
5,298,237		Dow Chemical Co	228,142
106,595		Dr Reddy's Laboratories Ltd	1,739

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,248,707	e	DSM NV	$67,395
4,976,240		Du Pont (E.I.) de Nemours & Co	246,622
323,777	e*	Durect Corp	1,774
83,674		Dyno Nobel Ltd	200
355,440		Eastman Chemical Co	23,719
863,112		Ecolab, Inc	40,739
8,976		Egyptian International Pharmaceutical Industrial Co	45
200,400		Eisai Co Ltd	9,473
383,362	*	Elan Corp plc	8,058
436,559	*	Elan Corp plc (ADR)	9,185
4,215,653		Eli Lilly & Co	239,997
163,117	e*	Elizabeth Arden, Inc	4,398
26,767	e*	Emergent Biosolutions, Inc	238
334,392	e*	Encysive Pharmaceuticals, Inc	505
125,120		Engro Chemical Pakistan Ltd	536
247,285	e*	Enzon Pharmaceuticals, Inc	2,179
457,768		Estee Lauder Cos (Class A)	19,437
248,640		Eternal Chemical Co Ltd	341
300,000	e*	Eurand NV	4,845
255,500		Fauji Fertilizer Co Ltd	484
258,190		Ferro Corp	5,159
22,484		Filtrona plc	105
295,840		FMC Corp	15,390
181		Forbo Holding AG.	107
2,412,427	*	Forest Laboratories, Inc	89,959
3,048,235		Formosa Plastics Corp	8,490
1,329		Fuchs Petrolub AG.	123
1,700		Fujimi, Inc	35
3,486,427	*	Genentech, Inc	272,011
392,439	e*	GenVec, Inc	922
1,503,309	*	Genzyme Corp	93,145
209,132	e	Georgia Gulf Corp	2,907
375,343	e*	Geron Corp	2,748
6,285,316	*	Gilead Sciences, Inc	256,881
9,981		GlaxoSmithkline Pharmaceuticals Ltd	280
8,335,891		GlaxoSmithKline plc	221,206
161		GlaxoSmithKline plc (ADR)	9
102,386		Glenmark Pharmaceuticals Ltd	1,085
2,146,000		Global Bio-Chem Technology Group Co Ltd	828
31,660	e*	GlobeTel Communications Corp	4
74,754	e*	GTx, Inc	1,217
5,000		Gun-Ei Chemical Industry Co Ltd	12
17,488		H Lundbeck A/S	475
1,541		H&R WASAG AG.	51
692,350		H.B. Fuller Co	20,549
340,580	e*	Halozyme Therapeutics, Inc	2,960
3,094		Hanmi Pharm Co Ltd	468
33,180		Hanwha Chemical Corp	876
84,000		Haw Par Corp Ltd	458
59,896		Henkel KGaA	3,082
664,833		Hercules, Inc	13,975
12,137		Hikma Pharmaceuticals plc	104
836,536		Hindustan Lever Ltd	4,631
1,100		Hogy Medical Co Ltd	52
9,886		Honam Petrochemical Corp	1,631
829,796	*	Hospira, Inc	34,395

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
772,676	e*	Human Genome Sciences, Inc	$7,951
847,347		Huntsman Corp	22,446
91,811	e*	Idenix Pharmaceuticals, Inc	265
138,303	*	Idexx Laboratories, Inc	15,157
249,516	*	ImClone Systems, Inc	10,315
424,629	*	Immucor, Inc	15,181
980,587		Imperial Chemical Industries plc	13,081
279,595	e*	Indevus Pharmaceuticals, Inc	1,932
317,654		Indian Petrochemicals Co	3,655
2,374	e*	Innogenetics NV	22
141,291	e	Innophos Holdings, Inc	2,153
148,092		Innospec, Inc	3,374
368		Inter Parfums S.A.	18
32,181	e	Inter Parfums, Inc	762
3,066	*	Intercell AG.	110
271,455	e*	InterMune, Inc	5,193
357,393		International Flavors & Fragrances, Inc	18,892
271,396	e*	Inverness Medical Innovations, Inc	15,014
549,498	*	Invitrogen Corp	44,910
46,000		Ishihara Sangyo Kaisha Ltd	64
355,152		Israel Chemicals Ltd	3,385
220,756	e*	Javelin Pharmaceuticals, Inc	1,108
76,937	e	Kaiser Aluminum Corp	5,429
12,000	e	Kaken Pharmaceutical Co Ltd	87
39,144		Kansai Paint Co Ltd	300
703,029		Kao Corp	20,993
2,200		Katakura Industries Co Ltd	38
1,915,069	e*	Keryx Biopharmaceuticals, Inc	19,036
2,396,095	*	King Pharmaceuticals, Inc	28,082
1,169,227		Kingboard Chemical Holdings Ltd	7,445
112,287		Koppers Holdings, Inc	4,335
26,577		Kose Corp	706
18,504	e	Kronos Worldwide, Inc	349
306,000		Kuraray Co Ltd	3,876
241,268	e*	KV Pharmaceutical Co (Class A)	6,900
346,815		Kyowa Hakko Kogyo Co Ltd	3,572
44,862	*	La Seda de Barcelona S.A. (Class B)	143
112,553	e*	Landec Corp	1,740
29,822		LG Chem Ltd	3,128
6,986		LG Household & Health Care Ltd	1,260
29,980		LG Petrochemical Co Ltd	1,491
479,676	e	Ligand Pharmaceuticals, Inc (Class B)	2,562
58,211		Linde AG.	7,229
13,983		Lonza Group AG.	1,525
224,728		L'Oreal S.A.	29,481
510,750		Lubrizol Corp	33,229
1,077,439		Lyondell Chemical Co	49,939
191,845	*	Makhteshim-Agan Industries Ltd	1,703
2,100		Mandom Corp	51
99,116	e	Mannatech, Inc	803
238,298	e*	MannKind Corp	2,307
194,949	e*	Martek Biosciences Corp	5,659
665,085	e*	Medarex, Inc	9,418
101,319		Mediceo Paltac Holdings Co Ltd	1,549
277,049	e*	Medicines Co	4,934
303,140	e	Medicis Pharmaceutical Corp (Class A)	9,249

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
112,527	e*	Medivation, Inc	$2,256
14,464,710		Merck & Co, Inc	747,681
21,073		Merck KGaA	2,542
230,157		Meridian Bioscience, Inc	6,978
718,161		Methanex Corp	18,072
524,404	*	MGI Pharma, Inc	14,568
1,267,400	*	Millennium Pharmaceuticals, Inc	12,864
111,872		Minerals Technologies, Inc	7,495
253,851	e*	Minrad International, Inc	1,216
5,000		Miraca Holdings, Inc	113
2,705,000		Mitsubishi Chemical Holdings Corp	23,549
63,081		Mitsubishi Gas Chemical Co, Inc	585
7,000		Mochida Pharmaceutical Co Ltd	66
5,773	e*	Molecular Insight Pharmaceuticals, Inc	39
121,191	e*	Momenta Pharmaceuticals, Inc	1,380
2,901,574		Monsanto Co	248,781
637	*	Morphosys AG.	39
1,155,172	*	Mosaic Co	61,825
1,018,369	*	Mylan Laboratories, Inc	16,253
364,586	e*	Nabi Biopharmaceuticals	1,480
843,286		Nalco Holding Co	25,003
4,324,821		Nan Ya Plastics Corp	11,145
126,180	e*	Nastech Pharmaceutical Co, Inc	1,679
11,794	*	Natraceutical S.A.	21
170,081		Natura Cosmeticos S.A.	2,041
658,699	*	NBTY, Inc	26,743
2,952		Neochimiki LV Lavrentiadis S.A.	87
215,069	e*	Neurocrine Biosciences, Inc	2,151
1,075	*	NeuroSearch AS	80
94,322	e	NewMarket Corp	4,658
4,595	*	NicOx S.A.	110
488,550	e	Nippon Chemiphar Co Ltd	1,799
25,429		Nippon Kayaku Co Ltd	212
5,000		Nippon Shinyaku Co Ltd	44
20,446		Nippon Shokubai Co Ltd	199
12,000		Nippon Soda Co Ltd	55
7,000		Nippon Valqua Industries Ltd	24
25,429		Nissan Chemical Industries Ltd	314
49,490	e	NL Industries, Inc	561
17,000		NOF Corp	74
99,329		Nova Chemicals Corp	3,826
17,377	*	Novacea, Inc	139
4,369,605		Novartis AG.	241,140
110,000		Novartis AG. (ADR)	6,046
245,456	*	Noven Pharmaceuticals, Inc	3,910
356,805		Novo Nordisk A/S (Class B)	43,066
7,504	*	Novogen Ltd	13
13,942		Novozymes A/S (B Shares)	1,752
7,781		Nuplex Industries Ltd	43
7,796	*	Obagi Medical Products, Inc	144
461,022	e	Olin Corp	10,318
176,756	*	OM Group, Inc	9,335
6,474		Omega Pharma S.A.	568
72,867	e*	Omrix Biopharmaceuticals, Inc	2,573
301,937	e*	Onyx Pharmaceuticals, Inc	13,140
4,765		OPG Groep NV	155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
245,834	e*	OraSure Technologies, Inc	$2,471
39,030	e*	Orexigen Therapeutics, Inc	516
230,820		Oriental Union Chemical Corp	283
12,760		Oriola-KD Oyj	60
718,263		Orion Oyj (Class B)	18,251
408,170	e*	OSI Pharmaceuticals, Inc	13,874
69,317	e*	Osiris Therapeutics, Inc	893
52,010	*	Oxford Biomedica plc	37
162,303	e*	Pacific Ethanol, Inc	1,561
179,671	*	Pain Therapeutics, Inc	1,680
305,841	*	Par Pharmaceutical Cos, Inc	5,676
149,688	*	Parexel International Corp	6,178
477,854	e*	PDL BioPharma, Inc	10,326
122,456	e*	Penwest Pharmaceuticals Co	1,348
494,145		Perrigo Co	10,550
108,157	e*	PetMed Express, Inc	1,515
36,558,714		Pfizer, Inc	893,129
11,839	*	Pharmaxis Ltd	43
157,782	e*	PharMerica Corp	2,354
139,404	e*	Pharmion Corp	6,432
29,829	*	Pharmos Corp	27
5,490		Polska Grupa Farmaceutyczna S.A.	195
572,561	*	PolyOne Corp	4,277
118,654	e*	Poniard Pharmaceuticals, Inc	673
145,637	e*	Pozen, Inc	1,611
2,000,295		PPG Industries, Inc	151,122
1,787,096		Praxair, Inc	149,687
234,684	e*	Prestige Brands Holdings, Inc	2,577
17,475,742		Procter & Gamble Co	1,229,244
116,360	e*	Progenics Pharmaceuticals, Inc	2,573
14,748	*	Protalix BioTherapeutics, Inc	510
188,200		PTT Chemical PCL	708
236,249	*	Quidel Corp	4,621
316,321		Ranbaxy Laboratories Ltd	3,447
6,000		Rasa Industries Ltd	15
2,289,122		Reckitt Benckiser plc	134,511
9,522		Recordati S.p.A.	90
1,153,303	e*	Revlon, Inc (Class A)	1,326
4	*	Rhodia S.A.	-	^
11,151		Richter Gedeon Nyrt	2,383
8,153		Roche Holding AG.	1,705
1,727,165		Roche Holding AG.	313,167
200,631	*	Rockwood Holdings, Inc	7,189
888,199		Rohm & Haas Co	49,446
536,057		RPM International, Inc	12,839
9,000		Sakai Chemical Industry Co Ltd	60
253,626	e*	Salix Pharmaceuticals Ltd	3,150
1,579,008	e	Sanofi-Aventis	133,699
1,708		Sanofi-Aventis (ADR)	72
387,800	e*	Santarus, Inc	1,028
49,418	e	Santen Pharmaceutical Co Ltd	1,237
2,151		Sarantis S.A.	35
62,500	e	Sawai Pharmaceutical Co Ltd	1,850
12,264,297		Schering-Plough Corp	387,920
199,915	e*	Sciele Pharma, Inc	5,202
193,117		Scotts Miracle-Gro Co (Class A)	8,256

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,000		Seikagaku Corp	$35
276,072		Sensient Technologies Corp	7,970
687,731	*	Sepracor, Inc	18,913
969,657		Sherwin-Williams Co	63,716
1,160,500		Shin-Etsu Chemical Co Ltd	80,219
205,822		Shionogi & Co Ltd	3,173
250,000		Shire plc	6,143
278,800	e	Shiseido Co Ltd	6,189
1,144,831		Showa Denko KK	4,336
136,733		Sidi Kerir Petrochemcials Co	424
680,429		Sigma-Aldrich Corp	33,164
5,500,000	e	Sinochem Hong Kong Holding Ltd	4,323
1,588,000		Sinopec Shanghai Petrochemical Co Ltd	1,301
680,000	*	Sinopec Yizheng Chemical Fibre Co Ltd	365
79,368	*	Skyepharma plc	27
5,996	*	Sniace-Soc Nacional Indust	30
81,030		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,392
33,273	e*	Somaxon Pharmaceuticals, Inc	338
24,057	*	Sorin S.p.A.	50
9	*	Sosei Co Ltd	16
15,942	e*	Speedel Holding AG	2,092
1,182,017		SSL International plc	10,278
28,752	e	Stepan Co	889
2,430,120		Sumitomo Chemical Co Ltd	20,839
19,768	*	Sun Pharma Advanced Research Co Ltd	37
35,811		Sun Pharmaceuticals Industries Ltd	867
287,410	e*	SuperGen, Inc	1,247
136,822	e*	SurModics, Inc	6,706
600,845		Symbion Health Ltd	2,223
254,195		Syngenta AG.	54,802
5,554	e*	Synta Pharmaceuticals Corp	37
103,255	e	Taisho Pharmaceutical Co Ltd	2,032
404,000		Taiwan Fertilizer Co Ltd	989
45,127		Taiyo Nippon Sanso Corp	405
1,471,956	e	Takeda Pharmaceutical Co Ltd	103,542
338,827		Tanabe Seiyaku Co Ltd	4,277
261,000	e	Teijin Ltd	1,275
177,301	e*	Tercica, Inc	1,099
2,108		Tessenderlo Chemie NV	122
605,782		Teva Pharmaceutical Industries Ltd	26,927
2,607,100		Teva Pharmaceutical Industries Ltd (ADR)	115,938
516,134	e*	Theravance, Inc	13,466
20,000		Toagosei Co Ltd	75
3,000		Toda Kogyo Corp	13
2,519,000	e	Tokai Carbon Co Ltd	28,553
38,527	e	Tokuyama Corp	585
605,663	e	Toray Industries, Inc	4,809
2,486,161		Tosoh Corp	16,125
800		Towa Pharmaceutical Co Ltd	35
13,000	*	Toyama Chemical Co Ltd	77
20,000		Toyo Ink Manufacturing Co Ltd	68
229,005	e	Tronox, Inc (Class B)	2,068
47,462	e*	Trubion Pharmaceuticals, Inc	576
287,541		UAP Holding Corp	9,017
37,417		UCB S.A.	2,208
23,204		United Drug plc	109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
107,437	*	United Therapeutics Corp	$7,149
56,926	e*	US BioEnergy Corp	439
50,787	e*	USANA Health Sciences, Inc	2,222
516,423	e*	USEC, Inc	5,293
612,189	*	Valeant Pharmaceuticals International	9,477
417,573		Valspar Corp	11,362
140,256	e*	Vanda Pharmaceuticals, Inc	1,951
369,165	*	VCA Antech, Inc	15,413
156,505	e*	Verasun Energy Corp	1,722
1,210,887	*	Vertex Pharmaceuticals, Inc	46,510
7,984		Victrex plc	108
447		Virbac S.A.	40
540,287	e*	Viropharma, Inc	4,809
51,099	e*	Visicu, Inc	387
13,694		Wacker Chemie AG.	3,205
2,060,876		Wah Lee Industrial Corp	4,787
415,775	e*	Warner Chilcott Ltd (Class A)	7,388
984,119	*	Watson Pharmaceuticals, Inc	31,885
67,580	e	Westlake Chemical Corp	1,712
405,188	e*	WR Grace & Co	10,883
6,646,400		Wyeth	296,097
164,897	e*	Xenoport, Inc	7,758
723,541	*	XOMA Ltd	2,467
4,682		Yuhan Corp	995
64,538	e	Zeltia S.A.	702
15,626		Zentiva NV	954
27,921		Zeon Corp	275
207,211	e*	Zymogenetics, Inc	2,704
		TOTAL CHEMICALS AND ALLIED PRODUCTS	11,887,922

COAL MINING - 0.23%
478,989	e*	Alpha Natural Resources, Inc	11,127
618,846	e	Arch Coal, Inc	20,880
28,194		Centennial Coal Co Ltd	93
11,652,000		China Coal Energy Co	34,624
2,297,500		China Shenhua Energy Co Ltd	13,802
790,494		Consol Energy, Inc	36,837
180,600		Fording Canadian Coal Trust	6,981
444,110		Gloucester Coal Ltd	1,927
686,507	e*	International Coal Group, Inc	3,048
96,834		Kumba Resources Ltd	1,223
9,604		MacArthur Coal Ltd	58
346,553		Massey Energy Co	7,562
10,500	*	Mitsui Mining Co Ltd	35
2,838,290		Peabody Energy Corp	135,869
13,317,000		PT Bumi Resources Tbk	5,206
494,377		Sasol Ltd	21,241
423,417		Sasol Ltd (ADR)	18,203
12,847		UK Coal plc	133
1,360,000		Yanzhou Coal Mining Co Ltd	2,799
		TOTAL COAL MINING	321,648

COMMUNICATIONS - 4.86%
5,898,653		Advanced Info Service PCL	15,317
95,513		AFK Sistema (GDR)	3,176
252,415	e	Alaska Communications Systems Group, Inc	3,647

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,873,709		Alltel Corp	$130,560
38,650	*	Alvarion Ltd	561
14,906,113		America Movil S.A. de C.V.	47,550
181,832		America Movil S.A. de C.V. (ADR) (Series L)	11,637
2,345,232	*	American Tower Corp (Class A)	102,111
2,416		Amper S.A.	41
185,459	e*	Anixter International, Inc	15,291
24,187	e	Antena 3 de Television S.A.	446
273,020	e*	Aruba Networks, Inc	5,460
2,952		Ascom Holding AG.	29
34,059,525		AT&T, Inc	1,441,059
58,769		Atlantic Tele-Network, Inc	2,136
105,142	e*	Audiovox Corp (Class A)	1,082
1,164,401	e	Austar United Communications Ltd	1,756
189,502	*	Authorize.Net Holdings, Inc	3,341
16,797	*	Avanzit S.A.	102
2,496,383	*	Avaya, Inc	42,339
740,035	e	BCE, Inc	29,686
2,017,400		BEC World PCL	1,366
990,497		Belgacom S.A.	45,959
52		Bell Aliant Regional Communications Income Fund	2
499,267		Bezeq Israeli Telecommunication Corp Ltd	850
31,014		Brasil Telecom Participacoes S.A.	827
146,660		Brasil Telecom Participacoes S.A.	2,200
278,961	*	Brightpoint, Inc	4,187
919,242		British Sky Broadcasting plc	13,071
8,976,224		BT Group plc	56,381
792,685		Cable & Wireless plc	2,984
1,048,223	*	Cablevision Systems Corp (Class A)	36,625
122,261		Carphone Warehouse Group plc	872
108,924	*	Cbeyond Communications, Inc	4,443
124,227	*	Centennial Communications Corp	1,257
161,505	*	Central European Media Enterprises Ltd (Class A)	14,812
18,149	*	Central European Media Enterprises Ltd (Class A)	1,698
722,077		CenturyTel, Inc	33,374
2,253,120	e*	Charter Communications, Inc (Class A)	5,813
5,190,997		China Mobile Hong Kong Ltd	85,005
300,000	*	China Solar Energy Holdings Ltd	22
10,580,111		China Telecom Corp Ltd	7,975
3,872,488		Chunghwa Telecom Co Ltd	7,238
1,588,767	*	Cincinnati Bell, Inc	7,849
1,063,954	e	Citadel Broadcasting Corp	4,426
1,436,052		Citizens Communications Co	20,564
2,449,509		Clear Channel Communications, Inc	91,710
142,380	e*	Clearwire Corp (Class A)	3,480
14,153,097	*	Comcast Corp (Class A)	342,222
19,934		Commander Communications Ltd	11
297,523		Compania de Telecomunicaciones de Chile S.A. (Class A)	614
144,250		Comstar United Telesystems (GDR)	1,868
148,525	e	Consolidated Communications Holdings, Inc	2,913
33,490		Cosmote Mobile Telecommunications S.A.	1,151
227,124	e*	Cox Radio, Inc (Class A)	2,964
990,741	*	Crown Castle International Corp	40,254
143,410	e*	Crown Media Holdings, Inc (Class A)	1,031
312,037	e*	CTC Media, Inc	6,852
248,874	e*	Cumulus Media, Inc (Class A)	2,543

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,000		Denki Kogyo Co Ltd	$35
2,427,648		Deutsche Telekom AG.	47,702
76,784	e*	DG FastChannel,Inc	1,811
225,200		Digi.Com BHD	1,421
694	*	Digital Multimedia Technologies S.p.A.	45
6,384,519	*	DIRECTV Group, Inc	155,016
32,121	*	Dish TV India Ltd	60
794,608	e*	Dobson Communications Corp (Class A)	10,163
10		Dwango Co Ltd	9
1,890,145	*	EchoStar Communications Corp (Class A)	88,478
13	*	Ectel Ltd	-	^
26,126		Egyptian Co for Mobile Services	872
2,032		Elcoteq SE	14
49,086	e	Elisa Oyj	1,526
859,466		Embarq Corp	47,786
206,017,628		Embratel Participacoes S.A.	787
179,348	e	Emmis Communications Corp (Class A)	886
46,333		Empresa Nacional de Telecomunicaciones S.A.	784
189,161	e	Entercom Communications Corp (Class A)	3,656
377,529	*	Entravision Communications Corp (Class A)	3,481
5,000		Epson Toyocom Corp	30
196,851	e	Fairpoint Communications, Inc	3,713
543,128	e*	FiberTower Corp	2,086
37,110	e*	Fisher Communications, Inc	1,851
2,963	*	Forthnet S.A.	47
980,735	*	Foundry Networks, Inc	17,428
2,561,553		France Telecom S.A.	85,800
385		Fuji Television Network, Inc	774
16,899		GCAP Media plc	72
321,583	*	General Communication, Inc (Class A)	3,904
90,068	*	GeoEye, Inc	2,319
409,289	e	Gestevision Telecinco S.A.	10,745
135,122	e*	Global Crossing Ltd	2,848
342,673		Global Payments, Inc	15,153
104,203	e*	Globalstar, Inc	764
131,570		Globe Telecom, Inc	4,293
90,453	*	Golden Telecom, Inc	7,281
286,551	e	Gray Television, Inc	2,433
4,519	*	Grupo Iusacell S.A. de CV	45
2,086,773		Grupo Televisa S.A.	10,053
131,885	e*	Harris Stratex Networks, Inc (Class A)	2,304
100,266		Hearst-Argyle Television, Inc	2,603
109,034		Hellenic Telecommunications Organization S.A.	4,042
18,900		Hikari Tsushin, Inc	518
33,224	e*	Hughes Communications, Inc	1,723
10,419	e*	Hungarian Telephone & Cable	205
165,369		Hutchison Telecommunications International Ltd	230
739,643	*	IAC/InterActiveCorp	21,945
231,420	e	Ibasis, Inc	2,488
63,000		I-CABLE Communications Ltd	13
569,556	e*	ICO Global Communications Holdings Ltd	1,982
488,285	*	Idea Cellular Ltd	1,535
272,647	e	IDT Corp (Class B)	2,282
6,889	*	Impresa SGPS	22
1,991,096		Informa plc	20,389
124,402	e*	InPhonic, Inc	342

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
977		Invoice, Inc	$31
182,804	e	Iowa Telecommunications Services, Inc	3,629
92,753		iPCS, Inc	3,190
1,883	e*	ITC DeltaCom, Inc	14
1,777,059		ITV plc	3,730
9,000		Iwatsu Electric Co Ltd	11
352,131	e*	j2 Global Communications, Inc	11,525
116,156	*	Jazztel plc	70
197	*	Jupiter Telecommunications Co	153
169,427	e	Kadokawa Holdings, Inc	4,182
8,142		KDDI Corp	60,392
52,786		Kingston Communications plc	71
178,434	e*	Knology, Inc	2,985
96,575		KT Corp	4,849
71,468		KT Freetel Co Ltd	2,593
230,892	*	Leap Wireless International, Inc	18,788
7,152,527	e*	Level 3 Communications, Inc	33,259
1,927,672	*	Liberty Global, Inc (Class A)	79,073
19,515	*	Liberty Global, Inc (Series C)	754
857,050	*	Liberty Media Corp - Capital (Series A)	106,986
3,043,702	*	Liberty Media Holding Corp (Interactive A)	58,470
198,805	e*	Lin TV Corp (Class A)	2,586
124,355	e*	Lodgenet Entertainment Corp	3,154
34,072		LS Cable Ltd	4,244
18,728		M6-Metropole Television	543
355,106		Magyar Telekom	1,977
79,190		Mahanagar Telephone Nigam	319
1,438,978	e	Manitoba Telecom Services, Inc	70,021
125,758		Maroc Telecom	2,204
239,050	e*	Mastec, Inc	3,363
170,700		Media Prima BHD	143
328,464	e*	Mediacom Communications Corp (Class A)	2,316
103,000	*	MediaRing Ltd	19
411,587		Mediaset S.p.A.	4,249
338,086	e*	MetroPCS Communications, Inc	9,223
3	*	Mixi, Inc	26
155,011		Mobile TeleSystems (ADR)	10,744
46,161	*	MobileOne Ltd	64
9,982		Mobistar S.A.	873
13,683		Modern Times Group AB (B Shares)	883
1,233,934		MTN Group Ltd	18,717
257,764		Naspers Ltd (N Shares)	7,147
121,808	*	NET Servicos de Comunicacao S.A.	1,998
603,896	e*	NeuStar, Inc (Class A)	20,708
85,331	*	Nexstar Broadcasting Group, Inc (Class A)	895
151,712	e*	Nextwave Wireless, Inc	868
773,518	*	NII Holdings, Inc	63,545
11,505		Nippon Telegraph & Telephone Corp	53,786
84,665	e	North Pittsburgh Systems, Inc	2,012
274,201	e*	Novatel Wireless, Inc	6,211
229,735		NTELOS Holdings Corp	6,768
12,872		NTT DoCoMo, Inc	18,378
2,231		Okinawa Cellular Telephone Co	6,623
363,981		Orascom Telecom Holding SAE	4,815
140,448	e*	Orbcomm, Inc	1,058
517,469	*	PAETEC Holding Corp	6,453

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
292,000		Pakistan Telecommunication Co Ltd	$253
152,787		Partner Communications	2,538
10,972,900	*	Paxys, Inc	3,106
760	e*	Pegasus Wireless Corp	-	^
42,777		Philippine Long Distance Telephone Co	2,763
59,009		Philippine Long Distance Telephone Co (ADR)	3,797
255,859		Portugal Telecom SGPS S.A.	3,586
12,644		Preformed Line Products Co	658
875,653		ProSiebenSat.1 Media AG.	27,520
1,774,250		PT Indosat Tbk	1,494
31,054	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	462
8,686,500		PT Telekomunikasi Indonesia Tbk	10,449
7,621	*	QSC AG.	40
7,813,335	e*	Qwest Communications International, Inc	71,570
522,432	*	Radio One, Inc (Class D)	1,949
185,625		RCN Corp	2,283
32,417	*	Retelit S.p.A	16
4,723		Reverse Corp Ltd	19
1,021,367		Rogers Communications, Inc (Class B)	46,496
49,200	e	Rostelecom (ADR)	3,091
395		Roularta Media Group NV	33
10,913,666		Royal KPN NV	189,393
111,763	*	Rural Cellular Corp (Class A)	4,862
72,267		Salem Communications Corp (Class A)	578
153,136	e*	SAVVIS, Inc	5,939
492,792	*	SBA Communications Corp (Class A)	17,386
1,432,699		Seat Pagine Gialle S.p.A.	799
492,070		Shaw Communications, Inc (Class B)	12,220
122,140	e	Shenandoah Telecom Co	2,658
22,450	m,v	Sibirtelecom (ADR)	1,777
256,428	e	Sinclair Broadcast Group, Inc (Class A)	3,087
10,570,228		Singapore Telecommunications Ltd	28,605
19,039		SK Telecom Co Ltd	4,369
30,000		SK Telecom Co Ltd (ADR)	891
143,786		Sky Network Television Ltd	628
77		Sky Perfect Jsat Corp	33
41,500		SmarTone Telecommunications Holding Ltd	51
39,877		Societe Television Francaise 1	1,072
15,048	*	Sogecable S.A.	546
241,330	e*	Spanish Broadcasting System, Inc (Class A)	623
224		Spir Communication	24
20,787,754		Sprint Nextel Corp	394,967
1,170	*	SunCom Wireless Holdings, Inc (Class A)	30
82,345	e	SureWest Communications	2,059
74,771		Swisscom AG.	28,434
49,916	e*	Switch & Data Facilities Co, Inc	813
176,315	*	Syniverse Holdings, Inc	2,803
6,922,000		Taiwan Mobile Co Ltd	9,333
42,848		Tele Norte Leste Participacoes S.A.	1,426
214,582		Tele Norte Leste Participacoes S.A.	4,858
95,623		Tele2 AB (B Shares)	2,066
56,500	*	Telecom Argentina S.A. (ADR)	1,387
7,605,109	e	Telecom Corp of New Zealand Ltd	25,761
396,365		Telecom Egypt	1,226
15,709,798		Telecom Italia S.p.A.	47,771
2,104,533		Telecom Italia S.p.A.	5,075

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
75,088		Telefonica O2 Czech Republic A.S.	$2,120
6,025,163		Telefonica S.A.	168,652
6,403,319		Telefonos de Mexico S.A. de C.V. (Series L)	10,532
538		Telegate AG.	15
4,577,263		Telekom Austria AG.	119,769
1,163,700	v	Telekom Malaysia BHD	3,313
492,762		Telekomunikacja Polska S.A.	3,906
853		Telemig Celular Participacoes S.A.	25
270,382		Telenor ASA	5,416
677,857		Telephone & Data Systems, Inc	45,247
371,605		Telesp Celular Participacoes S.A.	1,800
556,000		Television Broadcasts Ltd	3,340
6,028,744		TeliaSonera AB	54,495
212,539		Telkom S.A. Ltd	5,353
3,707,924		Telstra Corp Ltd	14,345
196,305	e	Telstra Corp Ltd	498
71,475		TELUS Corp	4,132
203,673		TELUS Corp	11,467
696,173	e*	Terremark Worldwide, Inc	4,992
18,763	*	THUS Group plc	59
419,551		Tim Participacoes S.A.	1,712
2,067,715	*	Time Warner Cable, Inc (Class A)	67,821
40,276	e*	Tiscali S.p.A.	113
457,971	e*	TiVo, Inc	2,908
28,400		Tokyo Broadcasting System, Inc	796
2,145,800	*	Total Access Communication PCL	2,875
61,925,515	*	True Corp PCL	12,105
508,958		Turkcell Iletisim Hizmet A.S.	4,301
431,633		TV Azteca S.A. de C.V.	237
123,715		TVN S.A.	1,021
54,400	v	Uralsvyazinform (ADR)	616
105,221	*	US Cellular Corp	10,333
162,666		USA Mobility, Inc	2,744
18,292,512		Verizon Communications, Inc	809,992
23,790		Videsh Sanchar Nigam Ltd	261
378,750		Vimpel-Communications (ADR)	10,241
1,994,394		Vivendi Universal S.A.	84,179
69,029,060		Vodafone Group plc	249,276
684,037		Vodafone Group plc (ADR)	24,831
35,350	v	VolgaTelecom (ADR)	336
312,225	e,v*	Vonage Holdings Corp	322
1,113	*	Wavecom S.A.	28
1,907,569		Windstream Corp	26,935
13	m*	Xanadoo Co	3
1,374,079	*	XM Satellite Radio Holdings, Inc (Class A)	19,471
129,163		ZEE Telefilms Ltd	1,108
		TOTAL COMMUNICATIONS	6,824,936

DEPOSITORY INSTITUTIONS - 9.94%
100,679	e	1st Source Corp	2,306
1,023,500		77 Bank Ltd	6,888
63,706	e	Abington Bancorp, Inc	621
2,574,781		ABN AMRO Holding NV	135,662
11,104		Adelaide Bank Ltd	139
305,071		African Bank Investments Ltd	1,386
800		Aichi Bank Ltd	69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
699,921		Akbank TAS	$5,335
99,531	e	Alabama National Bancorp	7,755
18,488		Alliance & Leicester plc	300
493,948		Allied Irish Banks plc	11,974
126,475		Alpha Bank S.A.	4,408
1,075		Amagerbanken A/S	62
155,764	e	Amcore Financial, Inc	3,882
97,032	e	AmericanWest Bancorp	1,903
67,377	e	Ameris Bancorp	1,218
19,464,480		AMMB Holdings BHD	24,791
119,853	e	Anchor Bancorp Wisconsin, Inc	3,236
1,072,925		Anglo Irish Bank Corp plc	20,287
33,690		Arab Bank plc	1,000
493,956		Associated Banc-Corp	14,636
380,337		Astoria Financial Corp	10,090
3,746		Attijariwafa Bank	1,521
1,892,109		Australia & New Zealand Banking Group Ltd	49,865
889		Banca IFIS S.p.A.	12
10,336,747		Banca Intesa S.p.A.	79,815
278,797		Banca Intesa S.p.A.	2,041
362,361	e	Banca Monte dei Paschi di Siena S.p.A.	2,223
5,529		Banca Popolare dell'Etruria e del Lazio	96
1,443	e*	Banca Popolare di Intra Scrl	23
185,989		Banca Popolare di Milano	2,748
5,843		Banca Profilo S.p.A.	17
50,821	e	Bancfirst Corp	2,280
183,240		Banche Popolari Unite Scpa	4,925
7,505,284	e	Banco Bilbao Vizcaya Argentaria S.A.	175,943
21,286		Banco Bilbao Vizcaya Argentaria S.A. (ADR)	496
74,987		Banco BPI S.A.	631
748,038		Banco Bradesco S.A.	21,874
688,356	e	Banco Comercial Portugues S.A.	2,856
22		Banco de Chile (ADR)	1
55,458		Banco de Credito e Inversiones	1,737
4,215,200		Banco de Oro Universal Bank	5,520
71,568		Banco Espirito Santo S.A.	1,623
410,827		Banco Itau Holding Financeira S.A.	20,653
169,762	e	Banco Latinoamericano de Exportaciones S.A.	3,086
44,900		Banco Macro S.A. (ADR)	1,321
81,032		Banco Nossa Caixa S.A.	1,419
800,303	*	Banco Popolare Scarl	17,928
290,706	e	Banco Popular Espanol S.A.	4,995
15,840,080		Banco Santander Central Hispano S.A.	307,862
37,158,923		Banco Santander Chile S.A.	1,804
26,600		BanColombia S.A.	229
161,490	e	BanColombia S.A. (ADR)	5,596
61,030	*	Bancorp, Inc	1,127
333,854		Bancorpsouth, Inc	8,113
90,500		Bangkok Bank PCL	306
607,300		Bangkok Bank PCL	2,038
8,970		Banif SGPS S.A.	61
605		Bank Coop AG.	39
673,532		Bank Hapoalim Ltd	3,415
588,223		Bank Leumi Le-Israel	2,536
351,610	e	Bank Mutual Corp	4,145
26,018,865		Bank of America Corp	1,307,968

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,675,358	v*	Bank of Ayudhya PCL	$2,114
17,492,000		Bank of China Ltd	9,360
5,224,022		Bank of Communications Co Ltd	6,303
1,204,432		Bank of East Asia Ltd	6,755
199,841		Bank of Hawaii Corp	10,562
894,572		Bank of Ireland	16,583
488,927		Bank of Ireland	9,098
12,789		Bank of Jordan	47
461,500	e	Bank of Kyoto Ltd	5,597
838,572		Bank of Montreal	54,800
8,860,384		Bank of New York Mellon Corp	391,097
1,717,855		Bank of Nova Scotia	90,241
141,700		Bank of Okinawa Ltd	4,626
10,331		Bank of Queensland Ltd	157
64,843	e	Bank of the Ozarks, Inc	1,980
923,600		Bank of the Philippine Islands	1,363
252,700		Bank of the Ryukyus Ltd	3,302
1,791,300		Bank of Yokohama Ltd	12,367
68,912		Bank Pekao S.A.	6,402
6,529		Bank Przemyslowo-Handlowy Bph	2,248
4,786,000		Bank Rakyat Indonesia	3,454
33		Bank Sarasin & Compagnie AG.	145
34,152		Bank Zachodni WBK S.A.	3,269
291,371	e	BankAtlantic Bancorp, Inc (Class A)	2,526
139,778	e	BankFinancial Corp	2,211
210,375	e	BankUnited Financial Corp (Class A)	3,269
63,326		Banner Corp	2,178
2,339		Banque Marocaine du Commerce Exterieur	884
22,416,966		Barclays plc	273,126
605		Basler Kantonalbank	59
2,700,536		BB&T Corp	109,075
20,000		BBVA Banco Frances S.A. (ADR)	178
44,175	e	Berkshire Hills Bancorp, Inc	1,335
2,371		BinckBank NV	43
1,659,189		BNP Paribas	181,560
4,209,767		BOC Hong Kong Holdings Ltd	10,668
107,782		BOK Financial Corp	5,541
222,356	e	Boston Private Financial Holdings, Inc	6,190
9,019	*	BRE Bank S.A.	1,744
345,554	e	Brookline Bancorp, Inc	4,005
3,539,748		Bumiputra-Commerce Holdings Bhd	11,115
745		CA Aquitaine	28
138		Caisse Regionale du Credit Agricole Mutuel du Morbihan	16
703,401		Canadian Imperial Bank of Commerce	70,266
14,744	*	Capital Bank of Jordan	38
69,749	e	Capital City Bank Group, Inc	2,176
57,671	e	Capital Corp of the West	1,062
4,696,812		Capitalia S.p.A.	44,872
93,548	e	Capitol Bancorp Ltd	2,323
92,268	e	Capitol Federal Financial	3,156
153,993	e	Cascade Bancorp	3,428
30,254	e	Cass Information Systems, Inc	1,082
4,327,864		Cathay Financial Holding Co Ltd	10,477
293,102	e	Cathay General Bancorp	9,441
395,235	e*	Centennial Bank Holdings, Inc	2,530
64,388	e	Center Financial Corp	896

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
7,400	*	Central Bank Of India	$28
206,943	e	Central Pacific Financial Corp	6,043
2,746,000		Chang Hwa Commercial Bank	1,834
145,808	e	Chemical Financial Corp	3,536
2,899,355	e	Chiba Bank Ltd	22,414
3,700	*	Chiba Kogyo Bank Ltd	43
3,676,000	*	China Citic Bank	2,856
20,510,545		China Construction Bank	18,706
7,154,962		China Development Financial Holding Corp	2,894
5,172,305	*	Chinatrust Financial Holding Co	3,820
273,756		Chittenden Corp	9,625
4,337,000		CITIC International Financial Holdings Ltd	3,470
31,209,865		Citigroup, Inc	1,456,564
458,379	e	Citizens Banking Corp	7,384
74,387	e	City Bank	2,136
105,023	e	City Holding Co	3,824
156,924		City National Corp	10,908
71,196	e	Clifton Savings Bancorp, Inc	842
111,389		Close Brothers Group plc	1,853
79,912	e	CoBiz, Inc	1,368
1,264,361		Colonial Bancgroup, Inc	27,335
91,775		Columbia Banking System, Inc	2,920
690,839		Comerica, Inc	35,426
835,434		Commerce Bancorp, Inc	32,398
289,810		Commerce Bancshares, Inc	13,299
104,296		Commercial International Bank	1,434
889,350		Commerzbank AG.	36,003
1,213,875		Commonwealth Bank of Australia	60,740
67,622	e*	Community Bancorp	1,700
203,607	e	Community Bank System, Inc	3,974
132,657	e	Community Banks, Inc	3,952
105,494	e	Community Trust Bancorp, Inc	3,169
35,844,912		CorpBanca S.A.	266
266,593	e	Corus Bankshares, Inc	3,471
52,903		Credicorp Ltd	3,560
899,831		Credit Agricole S.A.	34,708
3,095,379		Credit Suisse Group	205,517
227,779		Cullen/Frost Bankers, Inc	11,416
383,106	e	CVB Financial Corp	4,482
116,390		Daegu Bank	2,156
13,000		Daito Bank Ltd	15
870,279		Danske Bank A/S	35,333
1,823,878		DBS Group Holdings Ltd	26,520
112,275		Depfa Bank plc	2,325
487,578	e	Deutsche Bank AG.	62,837
1,159,233		Dexia	35,110
162,201		Dime Community Bancshares	2,428
346,700		DNB NOR Holding ASA	5,318
85,055	*	Dollar Financial Corp	2,427
135,950	e	Downey Financial Corp	7,858
2,025,700		E.Sun Financial Holding Co Ltd	1,099
248,600		East West Bancorp, Inc	8,940
100,835		EFG Eurobank Ergasias S.A.	3,546
127,116		Egyptian Financial Group-Hermes Holding	1,047
35,460		El Watany Bank of Egypt	476
43,955	e	Enterprise Financial Services Corp	1,070

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,225,600		EON Capital BHD	$2,464
80,446		Erste Bank der Oesterreichischen Sparkassen AG.	6,131
242,663	e*	Euronet Worldwide, Inc	7,224
87,500		Faysal Bank Ltd	110
2,214,151		Fifth Third Bancorp	75,015
67,239	e	First Bancorp	1,370
494,970		First Bancorp	4,702
89,940	e	First Busey Corp	1,971
189,675	e	First Charter Corp	5,722
31,788		First Citizens Bancshares, Inc (Class A)	5,544
424,120	e	First Commonwealth Financial Corp	4,691
142,190	e	First Community Bancorp, Inc	7,779
57,292	e	First Community Bancshares, Inc	2,076
196,782	e	First Financial Bancorp	2,515
114,113	e	First Financial Bankshares, Inc	4,585
81,964	e	First Financial Corp	2,484
75,055	e	First Financial Holdings, Inc	2,348
1,043,876	e	First Horizon National Corp	27,830
85,855	e	First Indiana Corp	2,689
122,660	e	First Merchants Corp	2,645
282,769	e	First Midwest Bancorp, Inc	9,659
636,110	e	First Niagara Financial Group, Inc	9,001
103,853	e	First Place Financial Corp	1,838
61,212	e*	First Regional Bancorp	1,502
43,891	e	First South Bancorp, Inc	1,148
115,927		First State Bancorporation	2,277
95,579	e*	FirstFed Financial Corp	4,736
489,101		FirstMerit Corp	9,665
2,471,111		FirstRand Ltd	7,927
299,235	e	Flagstar Bancorp, Inc	2,912
109,491		Flushing Financial Corp	1,839
333,436	e	FNB Corp	5,515
1,900		Forstaedernes Bank AS	81
3,560,327	e	Fortis	104,836
3,358,562	e*	Fortis	17,816
164,505	e*	Franklin Bank Corp	1,513
332,058	e*	Fremont General Corp	1,295
225,245	e	Frontier Financial Corp	5,255
32,000		Fubon Bank Hong Kong Ltd	19
2,812,818		Fubon Financial Holding Co Ltd	2,431
11,046,587	*	Fuhwa Financial Holdings Co Ltd	6,990
921,400		Fukuoka Financial Group, Inc	5,399
20,000		Fukushima Bank Ltd	19
718,740	e	Fulton Financial Corp	10,335
2,394	*	Geniki Bank	20
305,927	e	Glacier Bancorp, Inc	6,889
63,514	e	Great Southern Bancorp, Inc	1,578
315,456		Greater Bay Bancorp	8,707
44,259		Greene County Bancshares, Inc	1,613
970,203		Grupo Financiero Banorte S.A. de C.V.	3,807
47,000	e*	Grupo Financiero Galicia S.A. (ADR)	372
670,160	e	Gunma Bank Ltd	4,469
1,849,500		Hachijuni Bank Ltd	13,316
157,951	e	Hancock Holding Co	6,331
1,060,545		Hang Seng Bank Ltd	18,840
245,918		Hanmi Financial Corp	3,809

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
176,486	e	Harleysville National Corp	$2,804
169,588		HDFC Bank Ltd	6,110
70,842	e	Heartland Financial USA, Inc	1,456
60,384		Heritage Commerce Corp	1,278
300,000	e	Hiroshima Bank Ltd	1,638
21,000		Hokuetsu Bank Ltd	49
963,400		Hokuhoku Financial Group, Inc	2,726
62,257	e	Home Bancshares, Inc	1,357
401,400		Hong Leong Bank BHD	695
4,300		Hong Leong Credit BHD	7
71,507	e	Horizon Financial Corp	1,450
36,455		Housing Bank for Trade and Finance	305
16,194,603		HSBC Holdings plc	299,698
2,485,000		Hua Nan Financial Holdings Co Ltd	1,774
6,254,274		Hudson City Bancorp, Inc	96,191
1,743,504		Huntington Bancshares, Inc	29,605
59,509		IBERIABANK Corp	3,133
20,109		ICICI Bank Ltd (ADR)	1,060
48,010		Imperial Capital Bancorp, Inc	1,356
95,642	e	Independent Bank Corp	2,841
147,991	e	Independent Bank Corp	1,635
23,408,000		Industrial & Commercial Bank of China	16,411
291,201	e	IndyMac Bancorp, Inc	6,875
2,253,637		ING Groep NV	100,038
114,623	e	Integra Bank Corp	2,078
333,177		International Bancshares Corp	7,230
215,917		Investec Ltd	2,319
2,203,827		Investec plc	23,086
287,686	*	Investors Bancorp, Inc	4,074
149,197	e	Irwin Financial Corp	1,644
238,327	*	Israel Discount Bank Ltd	547
7,265		Jordan Islamic Bank	48
1,086,800		Joyo Bank Ltd	6,065
22,487,736		JPMorgan Chase & Co	1,030,388
485,396		Julius Baer Holding AG.	36,293
16,943	*	Jyske Bank	1,317
6,000		Kagawa Bank Ltd	30
5,600		Kanto Tsukuba Bank Ltd	37
358,400		Kasikornbank PCL	847
1,931,000		Kasikornbank PCL	4,648
612,700		Kasikornbank PCL	1,448
122,273	e	Kearny Financial Corp	1,564
1,848,619		Keycorp	59,766
5,230	e	K-Fed Bancorp	69
68,000		Kiyo Holdings, Inc	99
182,579	e	KNBT Bancorp, Inc	3,020
9,975		Komercni Banka A.S.	2,321
361,627		Kookmin Bank	30,109
231,170		Korea Exchange Bank	3,751
4,474,200		Krung Thai Bank PCL	1,423
107,545	e	Lakeland Bancorp, Inc	1,460
68,381	e	Lakeland Financial Corp	1,580
3,740,911		Lloyds TSB Group plc	41,522
335,274		M&T Bank Corp	34,684
105,721	e	Macatawa Bank Corp	1,430
113,209	e	MainSource Financial Group, Inc	1,996

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,608,300		Malayan Banking BHD	$5,192
994,806		Marshall & Ilsley Corp	43,543
195,304	e	MB Financial, Inc	6,748
192,205		MCB Bank Ltd	1,054
156,581	e	Mediobanca S.p.A.	3,425
3,858,600		Metropolitan Bank & Trust	4,796
94,973	e	Midwest Banc Holdings, Inc	1,403
8,000		Mie Bank Ltd	39
19,000		Minato Bank Ltd	40
15,073	m,v	Mitsubishi UFJ Financial Group, Inc	132,536
2,244,000		Mitsui Trust Holdings, Inc	17,504
47,460		Mizrahi Tefahot Bank Ltd	352
17,372		Mizuho Financial Group. Inc	99,061
118,214	e	Nara Bancorp, Inc	1,847
19,311	e	NASB Financial, Inc	693
1,307,199		National Australia Bank Ltd	46,061
400,539		National Bank Of Canada	21,947
223,373		National Bank of Greece S.A.	14,238
195,965		National Bank Of Pakistan	788
2,503,605		National City Corp	62,815
288,295	e	National Penn Bancshares, Inc	4,717
197,566	e	NBT Bancorp, Inc	4,295
182,592		Nedbank Group Ltd	3,313
219,625	e*	Net 1 UEPS Technologies, Inc	5,967
9,835	*	NETeller plc	15
1,196,048	e	New York Community Bancorp, Inc	22,785
625,186	e	NewAlliance Bancshares, Inc	9,178
3,917,600		Nishi-Nippon City Bank Ltd	11,016
89,510		Nordea Bank AB	1,558
2,025,818		Nordea Bank AB	35,304
1,382,631		Northern Trust Corp	91,627
106,788	e	Northwest Bancorp, Inc	3,039
855,773		OKO Bank (Class A)	17,694
420,866	e	Old National Bancorp	6,974
69,194	e	Old Second Bancorp, Inc	1,972
73,897	e	Omega Financial Corp	1,952
168,021		Oriental Financial Group, Inc	1,932
62,530	e*	Oritani Financial Corp	990
207,606		OTP Bank Rt	11,270
3,844,769		Oversea-Chinese Banking Corp	23,035
303,096	e	Pacific Capital Bancorp	7,971
68,705	e	Park National Corp	5,991
274,439	e	Partners Trust Financial Group, Inc	3,340
82,080		Peoples Bancorp, Inc	2,149
859,183		People's United Financial, Inc	14,847
150,724	e	PFF Bancorp, Inc	2,312
82,109	e*	Pinnacle Financial Partners, Inc	2,366
788,248		Piraeus Bank S.A.	28,167
1,556,267		PNC Financial Services Group, Inc	105,982
1,068,925		Popular, Inc	13,126
379,910		Powszechna Kasa Oszczednosci Bank Polski S.A.	7,935
62,015	e	Preferred Bank	2,440
225	e	Premierwest Bancorp	3
97,157	e	PrivateBancorp, Inc	3,385
201,639	e	Prosperity Bancshares, Inc	6,686
5,141		Proton Bank S.A.	76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
186,705		Provident Bankshares Corp	$5,849
419,338	e	Provident Financial Services, Inc	6,865
243,557	e	Provident New York Bancorp	3,193
4,776,000		PT Bank Central Asia Tbk	3,212
1,169,500		PT Bank Danamon Indonesia Tbk	1,081
338,450,000		PT Bank Internasional Indonesia Tbk	8,697
25,634,000		PT Bank Mandiri Persero Tbk	9,881
31,429,500		PT Bank Pan Indonesia Tbk	2,406
807,300		Public Bank BHD	2,488
155,600		Pusan Bank	2,856
28,371	e	QC Holdings, Inc	410
23,950		Raiffeisen International Bank Holding AG.	3,501
3,128,041		Regions Financial Corp	92,215
97,455	e	Renasant Corp	2,108
90,894	e	Republic Bancorp, Inc (Class A)	1,440
8,151	e	Resona Holdings, Inc	13,979
1,195,000		RHB Capital BHD	2,104
170	*	Ringkjoebing Bank AS	24
49,257	e	Rockville Financial, Inc	702
54,218	e	Roma Financial Corp	927
1,220		Roskilde Bank	100
65,453	e	Royal Bancshares of Pennsylvania (Class A)	1,435
2,191,331		Royal Bank of Canada	121,282
135,600	e*	Royal Bank Of Canada	7,529
29,165,077		Royal Bank of Scotland Group plc	313,276
151,674	e	S&T Bancorp, Inc	4,867
74,572	e	S.Y. Bancorp, Inc	2,016
89,037	e	Sandy Spring Bancorp, Inc	2,682
52,806		Santander BanCorp	678
214		Sapporo Hokuyo Holdings, Inc	2,124
64,423	e,v	Sberbank (GDR)	29,993
51,938	e	SCBT Financial Corp	1,794
74,355	e	Seacoast Banking Corp of Florida	1,390
80,720	e	Security Bank Corp	1,011
10,511,721		Shin Kong Financial Holding Co Ltd	10,001
1,141,100		Shinsei Bank Ltd	3,596
806,700	e	Shizuoka Bank Ltd	7,838
370,900		Siam Commercial Bank PCL	855
33,220	e	Sierra Bancorp	952
154,305	*	Signature Bank	5,436
83,724	e	Simmons First National Corp (Class A)	2,205
4,507,947		SinoPac Financial Holdings Co Ltd	2,113
1,044,582		Skandinaviska Enskilda Banken AB (Class A)	33,960
1,367,597	e	Societe Generale	229,490
428,039	e	South Financial Group, Inc	9,734
66,733	e	Southside Bancshares, Inc	1,474
94,241		Southwest Bancorp, Inc	1,774
1,905,669		Sovereign Bancorp, Inc	32,473
4,900		Sparebanken Midt-Norge	64
1,450		Sparebanken Nord-Norge	36
1,058,617		Standard Bank Group Ltd	15,283
10,200		State Bank of India Ltd	498
2,282,219		State Street Corp	155,556
106,295	e	Sterling Bancorp	1,488
441,155		Sterling Bancshares, Inc	5,034
188,580	e*	Sterling Financial Corp	3,234

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
300,320		Sterling Financial Corp	$8,082
60,626	e	Suffolk Bancorp	1,944
11,155	e	Sumitomo Mitsui Financial Group, Inc	86,917
1,738,192		Sumitomo Trust & Banking Co Ltd	13,150
92,786	e*	Sun Bancorp, Inc	1,624
3,626,988		SunTrust Banks, Inc	274,454
180,683	e*	Superior Bancorp	1,595
157,500		Suruga Bank Ltd	1,924
333,465	e	Susquehanna Bancshares, Inc	6,703
190,104	e*	SVB Financial Group	9,003
165,872		Svenska Handelsbanken (A Shares)	5,148
263,389		Swedbank AB	8,808
18,125		Sydbank A/S	789
1,433,283		Synovus Financial Corp	40,204
51,373		Taylor Capital Group, Inc	1,435
3,149,129		TCF Financial Corp	82,444
121,438	*	Texas Capital Bancshares, Inc	2,640
124,021		TierOne Corp	3,283
10,000		Tochigi Bank Ltd	56
9,000		Tohoku Bank Ltd	15
3,100		Tokyo Tomin Bank Ltd	91
43,692	e	Tompkins Trustco, Inc	1,735
61,219	e*	Toronto-Dominion Bank	4,696
91,258	e	Trico Bancshares	2,032
423,827	e	Trustco Bank Corp NY	4,632
299,426	e	Trustmark Corp	8,396
941,179		Turkiye Garanti Bankasi A.S.	7,213
17,850	e,m,v	Turkiye Garanti Bankasi AS (ADR)	89
787,600		Turkiye Is Bankasi	4,763
633,451		Turkiye Vakiflar Bankasi Tao	2,162
5,539,553		UBS A.G.	297,854
584,842	e	UCBH Holdings, Inc	10,223
173,765	e	UMB Financial Corp	7,448
360,911	e	Umpqua Holdings Corp	7,222
857,684		Unibanco - Uniao de Bancos Brasileiros S.A.	11,366
35,009,410		UniCredito Italiano S.p.A	299,529
85,249	e	Union Bankshares Corp	1,936
474,671		UnionBanCal Corp	27,726
93,450		United Bank Ltd	276
213,679		United Bankshares, Inc	6,504
231,975	e	United Community Banks, Inc	5,688
168,128	e	United Community Financial Corp	1,214
1,518,490		United Overseas Bank Ltd	22,591
38,746	e	United Security Bancshares	728
68,548	e	Univest Corp of Pennsylvania	1,626
11,489,646		US Bancorp	373,758
68,423	e	USB Holding Co, Inc	1,589
1,396,700	*	Utama Banking Group BHD	1,008
135,766		UTI Bank Ltd	2,605
469,566	e	Valley National Bancorp	10,415
463		Verwalt & Privat-Bank AG.	112
800		Vestjysk Bank AS	48
63,993		ViewPoint Financial Group	1,183
121	e	Vineyard National Bancorp	2
93,593	e*	Virginia Commerce Bancorp	1,342
162,000	*	VTB Bank OJSC (GDR)	1,450

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
772,780	e	W Holding Co, Inc	$1,731
10,703,266		Wachovia Corp	536,769
330,910		Washington Federal, Inc	8,690
4,865,925		Washington Mutual, Inc	171,816
82,661	e	Washington Trust Bancorp, Inc	2,229
737,460		Waterland Financial Holdings	238
56,552	e*	Wauwatosa Holdings, Inc	919
332,672		Webster Financial Corp	14,012
25,107,980		Wells Fargo & Co	894,346
123,716	e	WesBanco, Inc	3,090
91,034		West Coast Bancorp	2,586
165,744	e	Westamerica Bancorporation	8,256
88,634	e*	Western Alliance Bancorp	2,089
3,954,885		Western Union Co	82,934
85,187		Westfield Financial, Inc	827
1,857,680		Westpac Banking Corp	46,980
278,680		Whitney Holding Corp	7,352
274,148		Wilmington Trust Corp	10,664
106,744	e	Wilshire Bancorp, Inc	1,171
123,487		Wing Hang Bank Ltd	1,420
143,873	e	Wintrust Financial Corp	6,142
37,479		WSFS Financial Corp	2,339
462,170	*	Yapi ve Kredi Bankasi	1,478
50,238	e	Yardville National Bancorp	1,689
733,346	*	Yes Bank Ltd	3,809
544,563		Zions Bancorporation	37,395
		TOTAL DEPOSITORY INSTITUTIONS	13,942,807

EATING AND DRINKING PLACES - 0.89%
208,540	*	AFC Enterprises	3,138
1,587,000	*	Ajisen China Holdings Ltd	1,770
406,584		Applebees International, Inc	10,116
713,585		Autogrill S.p.A.	13,747
63,330	e*	Benihana, Inc (Class A)	1,096
79,282	e*	BJ's Restaurants, Inc	1,669
212,197		Bob Evans Farms, Inc	6,404
628,437		Brinker International, Inc	17,244
112,570	e*	Buffalo Wild Wings, Inc	4,246
206,115		Burger King Holdings, Inc	5,254
24,000		Cafe de Coral Holdings Ltd	45
166,873	e*	California Pizza Kitchen, Inc	2,932
53,567	e*	Carrols Restaurant Group, Inc	600
157,221		CBRL Group, Inc	6,415
157,884	*	CEC Entertainment, Inc	4,242
300,116	e*	Cheesecake Factory	7,044
90,583	e*	Chipotle Mexican Grill, Inc (Class A)	10,701
163,538	e*	Chipotle Mexican Grill, Inc (Class B)	17,499
353,639	e	CKE Restaurants, Inc	5,732
25,821,741		Compass Group plc	159,550
5,088		Cremonini S.p.A.	15
3,846,215		Darden Restaurants, Inc	161,003
753,224	e*	Denny's Corp	3,013
248,475	e	Domino's Pizza, Inc	4,122
1,900	v	Doutor Coffee Co Ltd	34
1,589,490		Enterprise Inns plc	19,252
119,000	v	FU JI Food and Catering Services Holdings Ltd	366

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
100,256	e	IHOP Corp	$6,349
193,491	*	Jack in the Box, Inc	12,546
86,700		Jollibee Foods Corp	102
1,100	e	Kappa Create Co Ltd	19
329,048	e*	Krispy Kreme Doughnuts, Inc	1,316
5		Kura Corp	11
98,676	e	Landry's Restaurants, Inc	2,611
65,704	*	McCormick & Schmick's Seafood Restaurants, Inc	1,237
7,621,612		McDonald's Corp	415,149
140,135		Mitchells & Butlers plc	1,752
50,330	*	Morton's Restaurant Group, Inc	800
2,600	e	MOS Food Services, Inc	36
147,772		O'Charleys, Inc	2,240
326,427		Onex Corp	11,995
206,911	e*	Papa John's International, Inc	5,057
149,197	e*	PF Chang's China Bistro, Inc	4,416
1,084,778		Punch Taverns plc	21,884
168,765	*	Rare Hospitality International, Inc	6,432
92,518	e*	Red Robin Gourmet Burgers, Inc	3,969
20,093		Restaurant Group plc	111
2,600		Royal Holdings Co Ltd	31
295,894	e	Ruby Tuesday, Inc	5,427
91,761	e*	Ruth's Chris Steak House, Inc	1,308
1,000		Sagami Chain Co Ltd	10
3,100		Saizeriya Co Ltd	47
301,155		Sodexho Alliance S.A.	20,827
359,241	e*	Sonic Corp	8,406
700		St Marc Holdings Co Ltd	27
3,061,704	*	Starbucks Corp	80,217
161,575	e*	Steak N Shake Co	2,425
288,625	e*	Texas Roadhouse, Inc (Class A)	3,377
831,706	e	Tim Hortons, Inc	28,985
387,095	e	Triarc Cos (Class B)	4,842
350,972		Wendy's International, Inc	12,252
11,651		Wetherspoon (J.D.) plc	126
62,770		Whitbread plc	2,083
1,048	e	Yoshinoya D&C Co Ltd	1,697
3,210,600		Yum! Brands, Inc	108,615
		TOTAL EATING AND DRINKING PLACES	1,245,983

EDUCATIONAL SERVICES - 0.11%
1,072,275	*	Apollo Group, Inc (Class A)	64,497
42,772		Benesse Corp	1,638
302,221		CAE, Inc	4,069
456,675	*	Career Education Corp	12,782
480,270	e*	Corinthian Colleges, Inc	7,641
22,000		Cross-Harbour Holdings Ltd	24
328,158		DeVry, Inc	12,145
329,828	*	ITT Educational Services, Inc	40,137
15,401	e*	Lincoln Educational Services Corp	201
57,000		Raffles Education Corp Ltd	88
267		Riso Kyoiku Co Ltd	10
86,887		Strayer Education, Inc	14,652
125,006	e*	Universal Technical Institute, Inc	2,250
82,735		UP, Inc	513

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
12,769		YBM Sisa.com, Inc	$258
		TOTAL EDUCATIONAL SERVICES	160,905

ELECTRIC, GAS, AND SANITARY SERVICES - 4.07%
2,081		Actelios S.p.A.	21
3,530,601	*	AES Corp	70,753
122,444		AGL Energy Ltd	1,724
511,265		AGL Resources, Inc	20,256
697,341	m,v	Alinta Ltd	8,923
1,159,795		Allegheny Energy, Inc	60,611
141,362	e	Allete, Inc	6,327
436,390		Alliant Energy Corp	16,722
6,448,236	*	Allied Waste Industries, Inc	82,215
783,761		Ameren Corp	41,147
86,439		American Ecology Corp	1,832
3,393,006		American Electric Power Co, Inc	156,350
95,591	e	American States Water Co	3,728
509,707		Aqua America, Inc	11,560
2,255,279	*	Aquila, Inc	9,044
428,642		Atmos Energy Corp	12,139
4,403,561		AU Optronics Corp	7,799
288,048		Avista Corp	5,862
1,544,728	e*	Babcock & Brown Environmental Investments Ltd	651
386	e*	Beacon Power Corp	1
85,000		BKW FMB Energie AG.	9,345
218,604	e	Black Hills Corp	8,967
1,990,261		British Energy Group plc	21,765
99,345	e	California Water Service Group	3,824
345,941	e	Caltex Australia Ltd	7,226
182,697		Canadian Utilities Ltd (Class A)	8,936
122,419	*	Casella Waste Systems, Inc (Class A)	1,535
2,302,002		Centerpoint Energy, Inc	36,901
55,998		Central Vermont Public Service Corp	2,046
7,823,171		Centrica plc	60,903
168,751		CEZ	10,360
114,586	e	CH Energy Group, Inc	5,477
2,190,000		China Resources Power Holdings Co	6,803
959,900		Chubu Electric Power Co, Inc	24,861
31,191	e*	Clean Energy Fuels Corp	472
111,039	*	Clean Harbors, Inc	4,943
337,734		Cleco Corp	8,535
1,649,645		CLP Holdings Ltd	11,417
4,922,223		CMS Energy Corp	82,792
3,500,760		Colbun S.A.	783
86,228		Companhia de Gas de Sao Paulo	21
188,925		Companhia de Saneamento Basico do Estado de Sao Paulo	4,736
201,149		Companhia Energetica de Minas Gerais	4,280
106,788	*	Companhia Energetica de Sao Paulo (Class B)	1,981
106,102		Companhia Paranaense de Energia	1,696
1,018,266		Consolidated Edison, Inc	47,146
76,635	e	Consolidated Water Co, Inc	2,301
2,722,324		Constellation Energy Group, Inc	233,548
660,397	e	Contact Energy Ltd	4,599
603,877	*	Covanta Holding Corp	14,801
74,900		CPFL Energia S.A.	1,453
184,195	e	Crosstex Energy, Inc	6,983
504,168	*	Dogan Sirketler Grubu Holdings	1,103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,290,074		Dominion Resources, Inc	$108,753
2,855,698	e	DPL, Inc	74,991
1,036,760		DTE Energy Co	50,221
54,809		DUET Group	164
5,043,563		Duke Energy Corp	94,264
1,855,130	*	Dynegy, Inc (Class A)	17,141
1,316,529		E.ON AG.	243,410
1,905,500		Edison International	105,660
35,692		EDP - Energias do Brasil S.A.	594
3,127,229		El Paso Corp	53,069
312,283	*	El Paso Electric Co	7,223
166,120	e	Electric Power Development Co	6,465
259,500		Electricity Generating PCL	878
344,100		Electricity Generating PCL	1,165
27,261,825		Eletropaulo Metropolitana de Sao Paulo S.A.	1,814
148,311		Empire District Electric Co	3,350
2,322,884		Empresa Nacional de Electricidad S.A.	3,296
507,604	e*	Enbridge, Inc	18,597
576,316	e	Endesa S.A.	32,946
6,353,128	e	Enel S.p.A.	71,930
480,565		Energen Corp	27,450
6,407,236		Energias de Portugal S.A.	37,459
66		Energiedienst Holding AG.	35
601,308	e	Energy Developments Ltd	1,686
691,198		Energy East Corp	18,697
39,458	e	EnergySouth, Inc	1,989
18,736	e*	EnerNOC, Inc	715
10,076,122		Enersis S.A.	3,550
1,300,000	*	Enric Energy Equipment Holdings Ltd	1,890
1,069,839		Entergy Corp	115,853
3,469,938		Exelon Corp	261,495
3,315,962		First Philippine Holdings Corp	5,704
2,087,999		FirstEnergy Corp	132,254
206,421	e	Fortis, Inc	5,614
4,499,514	e	Fortum Oyj	165,149
2,738,741		FPL Group, Inc	166,735
100,183		Gas Natural SDG S.A.	5,657
1,505,800		Glow Energy PCL	1,538
330,096		Great Plains Energy, Inc	9,510
2,300	*	Greentech Energy Systems	46
444,400		Guangdong Electric Power Development Co Ltd (Class B)	470
1,536,000		Guangdong Investments Ltd	1,053
313,937	e	Hawaiian Electric Industries, Inc	6,816
170,400	e	Hokkaido Electric Power Co, Inc	3,686
6,222,219		Hong Kong & China Gas Ltd	14,487
2,419,811		Hong Kong Electric Holdings Ltd	12,576
554,000		Huadian Power International Co	355
2,126,000		Huaneng Power International, Inc	2,937
151,000		HUB Power Co	84
10,033		Hunting plc	139
1,020,426	e*	Iberdrola S.A.	59,949
244,463	e	Idacorp, Inc	8,004
293,535		Integrys Energy Group, Inc	15,038
1,621,842		International Power plc	14,974
173,565		Inversiones Aguas Metropolitanas S.A.	217
223,259		ITC Holdings Corp	11,062

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,032,087	e	Kansai Electric Power Co, Inc	$23,586
263,152		Kelda Group plc	4,641
192,967		Korea Electric Power Corp	9,045
522,600		Kyushu Electric Power Co, Inc	13,831
157,891		Laclede Group, Inc	5,097
3,175		Lassila & Tikanoja Oyj	102
160,820		Manila Electric Co	296
55,478		Markwest Hydrocarbon, Inc	3,225
1,130,366		MDU Resources Group, Inc	31,469
147,853		Metal Management, Inc	8,014
122,497	e	MGE Energy, Inc	4,096
1,668,007	*	Mirant Corp	67,855
1,337,087		MMC Corp BHD	3,316
316,060	e	National Fuel Gas Co	14,795
2,697,363		National Grid plc	43,267
173,005	e	New Jersey Resources Corp	8,579
283,993	e	Nicor, Inc	12,183
1,104,074		NiSource, Inc	21,132
830,978		Northeast Utilities	23,741
159,472	e	Northwest Natural Gas Co	7,288
242,511	e	NorthWestern Corp	6,589
2,802,326	e*	NRG Energy, Inc	118,510
409,735		NSTAR	14,263
315,300	e*	Ocean Power Technologies, Inc	4,950
62,741		Oest Elektrizitatswirts AG. (Class A)	3,616
350,660		OGE Energy Corp	11,607
146,270		Okinawa Electric Power Co, Inc	9,309
397,076		Oneok, Inc	18,821
72,262	e	Ormat Technologies, Inc	3,349
1,664,885		Osaka Gas Co Ltd	5,841
194,166	e	Otter Tail Corp	6,922
1,066,749		Pepco Holdings, Inc	28,888
293,500		Petronas Gas BHD	956
952,991		Petronet LNG Ltd	1,929
2,485,092		PG&E Corp	118,787
86,109	*	Pico Holdings, Inc	3,578
428,626		Piedmont Natural Gas Co, Inc	10,754
88,604	e*	Pike Electric Corp	1,662
377,395		Pinnacle West Capital Corp	14,911
485,457		PNM Resources, Inc	11,301
2,774,000		PNOC Energy Development Corp	394
1,271,483		Polish Oil & Gas Co	2,420
196,677		Portland General Electric Co	5,468
2,314,876		PPL Corp	107,179
972,639		Progress Energy, Inc	45,568
495,639	m,v*	Progress Energy, Inc	5
1,486,500		PT Perusahaan Gas Negara	1,959
1,643,931		Public Service Enterprise Group, Inc	144,650
448,193		Puget Energy, Inc	10,967
4,360		Puma AG. Rudolf Dassler Sport	1,874
1,116,026		Questar Corp	58,625
64		Raetia Energie AG.	25
230,100		Ratchaburi Electricity Generating Holding PCL	317
68,110		Reliance Energy Ltd	2,061
1,876,042	*	Reliant Energy, Inc	48,027
1,436,474		Republic Services, Inc	46,987

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
83,053	e	Resource America, Inc (Class A)	$1,311
30,876		RWE AG.	3,476
1,125,993		RWE AG.	141,614
507,337		SCANA Corp	19,654
1,654,591		Scottish & Southern Energy plc	51,152
939,110		SembCorp Industries Ltd	4,078
216,217	e*	SEMCO Energy, Inc	1,706
1,745,176		Sempra Energy	101,430
225,470		Severn Trent plc	6,505
24,083		Shanks Group plc	110
5,000		Shizuoka Gas Co Ltd	24
1,238,211		Sierra Pacific Resources	19,477
12,000	*	Sino-Environment Technology Group Ltd	25
85,552	e	SJW Corp	2,921
744,529	e	Snam Rete Gas S.p.A.	4,632
57,614	e	Sociedad General de Aguas de Barcelona S.A. (Class A)	2,189
6,246,809		Sojitz Holdings Corp	27,192
173,718		South Jersey Industries, Inc	6,045
3,067,654		Southern Co	111,295
545,184		Southern Union Co	16,961
277,715		Southwest Gas Corp	7,857
122,092	e	Southwest Water Co	1,542
379,437	*	Stericycle, Inc	21,689
14,167	m*	Suez S.A.	-	^
3,219,136	*	Suez S.A.	189,580
39,448		Tata Power Co Ltd	846
1,191,305		TECO Energy, Inc	19,573
2,435,075		Tenaga Nasional BHD	6,753
966,100	e	Tohoku Electric Power Co, Inc	20,648
2,528,894	e	Tokyo Electric Power Co, Inc	63,847
1,797,458		Tokyo Gas Co Ltd	8,372
91,096		Tractebel Energia S.A.	1,121
271,118		TransAlta Corp	8,532
28,100	e*	Transportadora de Gas del Sur S.A. (ADR)	192
1,886,133		TXU Corp	129,144
617,319		UGI Corp	16,038
177,337		UIL Holdings Corp	5,586
16,400	v	Unified Energy System (ADR)	1,956
61,891	*	Unified Energy System (GDR)	7,489
510,859		Union Fenosa S.A.	30,224
256,239		Unisource Energy Corp	7,659
742,378		United Utilities plc	10,632
815,792		Vector Ltd	1,515
295,348	e	Vectren Corp	8,060
294,792		Veolia Environnement	25,385
492,615	*	Waste Connections, Inc	15,645
35,236		Waste Industries USA, Inc	1,008
134,324	e*	Waste Services, Inc	1,304
2,458,088		Westar Energy, Inc	60,371
302,737		WGL Holdings, Inc	10,260
2,446,988		Williams Cos, Inc	83,344
732,943		Wisconsin Energy Corp	33,004
1,751,918		Xcel Energy, Inc	37,736
486,000		Xinao Gas Holdings Ltd	992
288,505		Zhejiang Southeast Electric Power Co (Class B)	376
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,709,712

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.85%
2,931,052		ABB Ltd	$77,188
49,890		ABB Ltd India	1,623
660,574	*	Accuris Co Ltd	585
115,688	e*	Acme Packet, Inc	1,784
188,077	*	Actel Corp	2,018
297,702		Acuity Brands, Inc	15,028
706,371	*	Adaptec, Inc	2,698
531,560	*	ADC Telecommunications, Inc	10,424
355,302		Adtran, Inc	8,183
202,061	*	Advanced Analogic Technologies, Inc	2,150
283,580	*	Advanced Energy Industries, Inc	4,282
8	e*	Advanced Media, Inc/Japan	5
2,560,563	e*	Advanced Micro Devices, Inc	33,799
6,090,820		Advanced Semiconductor Engineering, Inc	6,766
610,040	e	Advantest Corp	19,013
11,802		Aga Foodservice Group plc	102
3,437,846	e	Alcatel S.A.	35,296
139,188		Alcatel S.A. (ADR)	1,417
4,400		Alpine Electronics, Inc	65
471,422	e	Alps Electric Co Ltd	5,672
1,807,139		Altera Corp	43,516
189,611	e*	American Superconductor Corp	3,883
545,709		Ametek, Inc	23,586
308,556	*	AMIS Holdings, Inc	2,996
741,070	e*	Amkor Technology, Inc	8,537
796,732		Amphenol Corp (Class A)	31,678
318,823	e*	Anadigics, Inc	5,764
1,467,115		Analog Devices, Inc	53,051
938,621	*	Andrew Corp	13,000
6,151	*	Ansaldo STS S.p.A.	86
5,881,137	*	Apple Computer, Inc	902,990
1,585,298	e*	Applied Micro Circuits Corp	5,010
88,200		Arcelik A.S.	716
2,760,500		ARM Holdings plc	8,698
803,903	*	Arris Group, Inc	9,928
3,995,778		Asustek Computer, Inc	12,097
295,600	*	Atheros Communications, Inc	8,859
2,421,776	e*	Atmel Corp	12,496
192,245	*	ATMI, Inc	5,719
9,500	*	AudioCodes Ltd	52
938,897	e*	Avanex Corp	1,540
4,456,950		Avermedia Technologies	9,696
3,300	e	Avex Group Holdings, Inc	43
1,462,237	*	Avnet, Inc	58,285
355,810		AVX Corp	5,729
7		Axell Corp	16
62,288	e*	AZZ, Inc	2,178
246,672	e	Baldor Electric Co	9,855
9,916	e	Bang & Olufsen A/S (B Shares)	1,119
10,667	e	Barco NV	919
68,664	e	Bel Fuse, Inc (Class B)	2,380
425,352	*	Benchmark Electronics, Inc	10,153
8,065		Bharat Electronics Ltd	373
64,881	e*	BigBand Networks, Inc	415

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,298,990	*	Broadcom Corp (Class A)	$83,775
94,500		Byd Co Ltd	706
1,432		Carbone Lorraine	111
437,355	*	C-COR, Inc	5,025
349,269	*	Celestica, Inc	2,128
192,456	e*	Ceradyne, Inc	14,577
6,102	*	Ceres Power Holdings plc	37
699,609	*	Chartered Semiconductor Manufacturing Ltd	513
252,915	*	Checkpoint Systems, Inc	6,674
196,678		Cheng Uei Precision Industry Co Ltd	557
2,918,115		Chi Mei Optoelectronics Corp	3,478
11,538	e,m,v*	China Energy Savings Technology, Inc	1
12,904		Chrysalis Group plc	25
3,773,000	*	Chunghwa Picture Tubes Ltd	1,087
710,761	*	Ciena Corp	27,066
42,579,026	*	Cisco Systems, Inc	1,409,792
4,300		CMK Corp	46
115,500		Compal Communications, Inc	295
414,000		Compeq Manufacturing Co	205
184,686	e*	Comtech Telecommunications Corp	9,879
2,199		Conergy AG.	209
2,697,983	e*	Conexant Systems, Inc	3,238
1,342,966		Cooper Industries Ltd (Class A)	68,612
50,425	*	CPI International, Inc	959
470,611	e*	Cree, Inc	14,636
226,440	*	CSR plc	2,981
233,710		CTS Corp	3,015
149,355		Cubic Corp	6,298
674,673	*	Cypress Semiconductor Corp	19,707
516,878		Daiichikosho Co Ltd	5,769
145,978	e	Dainippon Screen Manufacturing Co Ltd	879
3,000		Daiwa Industries Ltd	20
36,000		Datacraft Asia Ltd	42
2,060,000		Datang International Power Generation Co Ltd	2,366
4,183,000	*	Delta Networks, Inc	1,776
900		Densei-Lambda KK	13
164,543	e*	Diodes, Inc	5,282
186,361	e*	Ditech Networks, Inc	982
512,369	*	Dolby Laboratories, Inc (Class A)	17,841
174,925	*	DSP Group, Inc	2,769
99,452	e*	DTS, Inc	3,020
7,586	*	Eagle Broadband, Inc	-	^
840,553		Eaton Corp	83,248
34,100	e*	ECI Telecom Ltd	340
2,376	*	EEMS Italia S.p.A.	15
1,400		Eizo Nanao Corp	46
7,000		Elec & Eltek International Co Ltd	15
173,133	e*	Electro Scientific Industries, Inc	4,148
4,000	*	Eltek ASA	35
108,040	*	EMS Technologies, Inc	2,650
367,546	e*	Energizer Holdings, Inc	40,742
213,675	e*	Energy Conversion Devices, Inc	4,855
131,825	e*	EnerSys	2,343
2,800		Eneserve Corp	12
228,683		Epistar Corp	1,139
22,838,199		Ericsson (LM) (B Shares)	91,436

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
495	*	Ersol Solar Energy AG.	$48
492,345	e*	Evergreen Solar, Inc	4,397
194,419	e*	Exar Corp	2,539
350,252	v*	EXIDE TECHNOLOGIES RIGHTS	-	^
2,432,013	*	Fairchild Semiconductor International, Inc	45,430
245,028		Fanuc Ltd	24,980
3,528,000		Far EasTone Telecommunications Co Ltd	4,465
2,923,693	e*	Finisar Corp	8,186
285,473	e*	First Solar, Inc	33,612
257,390	e	Fisher & Paykel Appliances Holdings Ltd	694
1,170,206	e	Fisher & Paykel Healthcare Corp	2,926
2,000		Foster Electric Co Ltd	36
1,747,717	*	Foxconn International Holdings Ltd	4,789
295,085		Foxconn Technology Co Ltd	3,391
107,150	e	Franklin Electric Co, Inc	4,405
304,852	e*	FuelCell Energy, Inc	2,725
301,401		Fuji Electric Holdings Co Ltd	1,343
345,978		Gamesa Corp Tecnologica S.A.	14,134
535,397	e	Garmin Ltd	63,926
7,454	*	Gemalto NV	216
1,315,348	*	Gemstar-TV Guide International, Inc	9,155
150,817	*	Genlyte Group, Inc	9,692
1,982	e	Geo Corp	4,107
787,500		Geodesic Information Systems Ltd	3,760
3,800		GFI Informatique	39
600,412	*	GrafTech International Ltd	10,711
193,764	e*	Greatbatch, Inc	5,152
1,537		Groupe Steria SCA	78
34,000	e	GS Yuasa Corp	75
214,244		GVK Power & Infrastructure Ltd	3,533
112,400	e	Hamamatsu Photonics KK	3,249
9,600		Hana Microelectronics PCL	7
3,050,000	*	HannStar Display Corp	872
301,476		Harman International Industries, Inc	26,084
432,864	e*	Harmonic, Inc	4,593
810,497		Harris Corp	46,839
138,308	*	Helen of Troy Ltd	2,671
510,367	e*	Hexcel Corp	11,590
317,280		High Tech Computer Corp	4,676
20,549		Hirose Electric Co Ltd	2,499
97,290		Hitachi Chemical Co Ltd	2,012
7,000		Hitachi High-Technologies Corp	160
3,057,379	e	Hitachi Ltd	20,362
99,336	*	Hittite Microwave Corp	4,386
5,366,644		Hon Hai Precision Industry Co, Ltd	40,618
6,399,347		Honeywell International, Inc	380,569
2,600		Horiba Ltd	109
5,800	e	Hosiden Corp	87
754,558		Hoya Corp	25,751
159,051	e*	Hutchinson Technology, Inc	3,913
13,800	*	Hynix Semiconductor, Inc	472
64,048		Hyundai Autonet Co Ltd	489
233,236		Ibiden Co Ltd	19,635
212,771		Imation Corp	5,219
1,929		Imtech NV	158
2,698,106	*	Infineon Technologies AG.	46,514

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
560,000	*	Infineon Technologies AG. (ADR)	$9,621
18,400	*	Infinera Corp	371
1,400		Information Services International-Dentsu Ltd	14
1,408,724		InnoLux Display Corp	6,151
2,165,100		Inotera Memories, Inc	2,183
1,196,795	*	Integrated Device Technology, Inc	18,526
41,732,602		Intel Corp	1,079,205
247,952	e*	InterDigital, Inc	5,152
281,063	*	International Rectifier Corp	9,272
6,554		Interpump Group S.p.A.	65
832,648		Intersil Corp (Class A)	27,835
210,454	e*	InterVoice, Inc	1,976
8,859		Intracom S.A.	57
1,583		Ion Beam Applications	45
52,033	*	IPG Photonics Corp	1,023
80,588	e*	iRobot Corp	1,602
6,000		Iwasaki Electric Co Ltd	14
145,893	e*	IXYS Corp	1,522
17,000		Janome Sewing Machine Co Ltd	19
1,900		Japan Digital Laboratory Co Ltd	27
5	e	Japan Pure Chemical Co Ltd	18
11,000		Japan Radio Co Ltd	38
360,516	*	Jarden Corp	11,154
811,801	e*	JDS Uniphase Corp	12,145
1,191,400		Johnson Electric Holdings Ltd	622
37,000		Jurong Technologies Industrial Corp Ltd	19
556,755	e*	Kemet Corp	4,092
134,800		Kinsus Interconnect Technology Corp	469
4,225,129		Koninklijke Philips Electronics NV	190,685
3,654		Koor Industries Ltd	293
10,875	e	Kudelski S.A.	307
233,198		Kyocera Corp	21,865
1,421,320		L-3 Communications Holdings, Inc	145,174
18,168		Laird Group plc	201
105,239	e	Lamson & Sessions Co	2,837
679,610	e*	Lattice Semiconductor Corp	3,051
70,321		LG Electronics, Inc	6,570
75,550	*	LG.Philips LCD Co Ltd	3,616
144,239	e*	LG.Philips LCD Co Ltd (ADR)	3,453
175,707		Lincoln Electric Holdings, Inc	13,637
944,265	e	Linear Technology Corp	33,040
190,991	*	Littelfuse, Inc	6,816
800	*	Loewe AG.	17
53,414	*	Loral Space & Communications, Inc	2,123
118,319	e	LSI Industries, Inc	2,428
3,145,916	*	LSI Logic Corp	23,343
18,911		Mabuchi Motor Co Ltd	1,233
1,907,733		Macronix International	1,228
98,000		Malaysian Pacific Industries	265
2,337,994	*	Marvell Technology Group Ltd	38,273
1,474,054		Matsushita Electric Industrial Co Ltd	27,655
603,350		Matsushita Electric Industrial Co Ltd (ADR)	11,192
62,557		Matsushita Electric Works Ltd	754
285,891	*	Mattson Technology, Inc	2,473
4,180,009		Maxim Integrated Products, Inc	122,683
1,010,785		MediaTek, Inc	18,460

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
115,526	e*	Medis Technologies Ltd	$1,502
2,216		Melexis NV	41
1,472,404	*	MEMC Electronic Materials, Inc	86,666
129,535	e*	Mercury Computer Systems, Inc	1,332
239,201		Methode Electronics, Inc	3,600
413,412		Micrel, Inc	4,465
905,762		Microchip Technology, Inc	32,897
2,951,949	*	Micron Technology, Inc	32,767
4,517	*	Micronas Semiconductor Holdings, Inc	59
4,000	*	Micronic Laser Systems AB	28
406,696	e*	Microsemi Corp	11,339
287,804	*	Microtune, Inc	1,733
1,600		Mimasu Semiconductor Industry Co Ltd	36
707,841		Minebea Co Ltd	4,844
236,320	e*	MIPS Technologies, Inc	1,867
12,000		Mitsubishi Cable Industries Ltd	16
4,434,435		Mitsubishi Electric Corp	55,592
564,533		Molex, Inc	15,203
219,010	e*	Monolithic Power Systems, Inc	5,563
212,327	*	Moog, Inc (Class A)	9,330
580,580		Mosel Vitelic, Inc	779
65,500		Motech Industries, Inc	713
13,281,129		Motorola, Inc	246,099
723,622	e*	MRV Communications, Inc	1,795
46,829	*	Multi-Fineline Electronix, Inc	694
533,356		Murata Manufacturing Co Ltd	38,447
86,000		Nan Ya Printed Circuit Board Corp	538
1,793,096		Nanya Technology Corp	1,209
26,351	e	National Presto Industries, Inc	1,397
3,846,114		National Semiconductor Corp	104,307
233,744	*	NEC Electronics Corp	6,715
87,606	e*	Netlogic Microsystems, Inc	3,163
7,473,257	*	Network Appliance, Inc	201,105
2,000		New Japan Radio Co Ltd	10
112,895	e	NGK Spark Plug Co Ltd	1,754
28,966	*	Nice Systems Ltd	1,032
144,744	e	Nidec Corp	10,119
1,600		Nihon Dempa Kogyo Co Ltd	100
10,000		Nippon Carbon Co Ltd	67
11,000		Nippon Chemi-Con Corp	97
4,800		Nippon Signal Co Ltd	30
1,000		Nissho Electronics Corp	7
61,173		Nitto Denko Corp	2,844
5,224		NKT Holding A/S	586
7,698,518		Nokia Oyj	292,664
2,600	*	Nordic Semiconductor ASA	14
729,206	*	Nortel Networks Corp	12,361
1,416,927	*	Novellus Systems, Inc	38,625
4,540,469	*	Nvidia Corp	164,547
21,662		Olympic Group Financial Investments	268
293,279	e*	Omnivision Technologies, Inc	6,666
363,208		Omron Corp	9,613
1,480,470	e*	ON Semiconductor Corp	18,595
599,687	e*	On2 Technologies, Inc	696
555,889	e	Openwave Systems, Inc	2,435
103,020	e*	Oplink Communications, Inc	1,407

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
98,855	e*	OpNext, Inc	$1,147
65,312	e*	Optium Corp	678
415,000		Origin Electric Co Ltd	2,276
84,242	e*	OSI Systems, Inc	1,896
124,525		Park Electrochemical Corp	4,182
158,364	*	Pericom Semiconductor Corp	1,856
250,454		Phoenix Electric Co Ltd	1,204
254,061	*	Photronics, Inc	2,899
43,500	e	Pioneer Corp	534
284,845	e	Plantronics, Inc	8,132
293,022	e*	Plexus Corp	8,029
132,857	e*	PLX Technology, Inc	1,435
1,167,566	e*	PMC - Sierra, Inc	9,796
489,419	*	Polycom, Inc	13,146
17,000	*	Polypore International, Inc	239
38,674	e*	Powell Industries, Inc	1,465
6,350,910		Powerchip Semiconductor Corp	3,084
435,817	e*	Power-One, Inc	2,223
465,750		Powertech Technology, Inc	1,870
782,325	e*	Powerwave Technologies, Inc	4,819
4,143,000		ProMOS Technologies, Inc	1,269
610,712	e*	Qimonda AG. (ADR)	6,901
817,088	*	QLogic Corp	10,990
11,701,496		Qualcomm, Inc	494,505
2,134,853	e	RadioShack Corp	44,106
437,098	e*	Rambus, Inc	8,353
87,524	e	Raven Industries, Inc	3,505
369,337		Realtek Semiconductor Corp	1,726
6,377		Redflex Holdings Ltd	16
187,986		Regal-Beloit Corp	9,003
453,097		Reliance Communication Ventures Ltd	6,672
989,191	*	Research In Motion Ltd	97,213
90,058	*	Research In Motion Ltd	8,875
112,755		Reunert Ltd	1,097
1,284,413	e*	RF Micro Devices, Inc	8,644
975,196	e	Ricoh Co Ltd	20,631
10,100		Rinnai Corp	302
1,239,000	*	Ritek Corp	440
107,155	e*	Rogers Corp	4,414
171,045		Rohm Co Ltd	15,114
765		SAES Getters S.p.A.	22
40,084		Samsung Electro-Mechanics Co Ltd	2,632
127,142		Samsung Electronics Co Ltd	79,880
16,471		Samsung Electronics Co Ltd	7,667
22,479		Samsung SDI Co Ltd	1,508
82,698	e	Sanken Electric Co Ltd	405
3,242,891	*	Sanmina-SCI Corp	6,875
92,000	*	Sansui Electric Co Ltd	8
3,000		Sanyo Denki Co Ltd	16
485,000	*	Sanyo Electric Co Ltd	798
462,282		Satyam Computer Services Ltd	5,176
4,000		Saxa Holdings, Inc	9
393,799	e	Schindler Holding AG.	24,861
159,197	*	Seachange International, Inc	1,102
10,806,000	*	Semiconductor Manufacturing International Corp	1,279
436,544	*	Semtech Corp	8,940

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,470,987	*	SGL Carbon AG.	$84,321
457,771	e	Sharp Corp	8,309
3,000		Shibaura Mechatronics Corp	14
7,000		Shindengen Electric Manufacturing Co Ltd	31
1,600		Shinkawa Ltd	29
41,900		Shinko Electric Industries	930
23,646		Siemens India Ltd	802
451,938	*	Silicon Image, Inc	2,327
243,142	*	Silicon Laboratories, Inc	10,154
643,968	*	Silicon Storage Technology, Inc	2,074
2,494,076		Siliconware Precision Industries Co	5,541
62,000		SIM Technology Group Ltd	16
190,022	e*	Sirenza Microdevices, Inc	3,285
6,790,684	e*	Sirius Satellite Radio, Inc	23,699
931,250	*	Skyworks Solutions, Inc	8,418
258,888	*	Smart Modular Technologies WWH, Inc	1,851
629	*	Solon AG. Fuer Solartechnik	71
1,402,583	e	Sony Corp	68,014
667,038	e*	Spansion, Inc (Class A)	5,636
226,719	e*	Spectrum Brands, Inc	1,315
128,126	*	Standard Microsystems Corp	4,923
101,534		Stanley Electric Co Ltd	2,448
4,200		Star Micronics Co Ltd	130
13,800	*	Starent Networks Corp	291
10,967	*	STATS ChipPAC Ltd	12
595,260		STMicroelectronics NV	10,007
81,698	*	Stoneridge, Inc	833
180,435		Sumco Corp	7,352
104,097	e*	Sunpower Corp (Class A)	8,621
153	e*	Suntron Corp	-	^
65,663	e*	Supertex, Inc	2,619
1,056,775	*	Sycamore Networks, Inc	4,301
270,631	e*	Symmetricom, Inc	1,272
151,048	e*	Synaptics, Inc	7,214
305,944	e*	Syntax-Brillian Corp	1,245
16,795,952		Taiwan Semiconductor Manufacturing Co Ltd	32,578
709,000		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	7,175
242,962	e	Taiyo Yuden Co Ltd	4,812
7,000		Takaoka Electric Manufacturing Co Ltd	11
207,789		Tandberg ASA	5,001
36,061	*	Tanfield Group plc	128
2,458,000	*	Tatung Co Ltd	1,295
216,626		TDK Corp	19,010
2,531		Techem AG.	169
246,905		Technitrol, Inc	6,654
102,384	e*	Techwell, Inc	1,087
5,135,000		Teco Electric and Machinery Co Ltd	3,037
3,000		Teikoku Tsushin Kogyo Co Ltd	13
349,253	*	Tekelec	4,226
522,295		Teleflex, Inc	40,697
180,000		Telefonaktiebolaget LM Ericsson (ADR)	7,164
1,723,173	*	Tellabs, Inc	16,405
1,514,924	e	Terna Rete Elettrica Nazionale S.p.A.	5,600
267,478	*	Tessera Technologies, Inc	10,030
6,229,285		Texas Instruments, Inc	227,930
366,508	*	Thomas & Betts Corp	21,492

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
199,359		Thomson	$3,036
8,000		Toko, Inc	18
395,105	e	Tokyo Denpa Co Ltd	4,884
2,900	e	Toyo Corp/Chuo-ku	41
39,900		Toyota Boshoku Corp	1,348
279,493	e*	Trident Microsystems, Inc	4,441
96,885	*	Tripath Technology, Inc	-	^
230,260		Tripod Technology Corp	949
846,385	*	Triquint Semiconductor, Inc	4,156
14,282		TT electronics plc	44
269,727	*	TTM Technologies, Inc	3,121
2,419,981		Tyco Electronics Ltd	85,740
106,614	e*	Ultra Clean Holdings	1,567
9,821	*	UMC Japan	855
14,777		Uniden Corp	98
828,260		Unimicron Technology Corp	1,543
12,436,554	v	United Microelectronics Corp	7,317
10		United Technology Holdings Co Ltd	16
133,000	*	United Test and Assembly Center Ltd	106
125,927	e*	Universal Display Corp	2,231
77,013	*	Universal Electronics, Inc	2,503
503,424	e	Ushio, Inc	9,160
1,066,914	e*	Utstarcom, Inc	3,905
4		V Technology Co Ltd	5
58,382	e	Valeo S.A.	3,248
4,959,922		Vanguard International Semiconductor Corp	4,445
467,207	*	Varian Semiconductor Equipment Associates, Inc	25,005
30,000		Varitronix International Ltd	24
251,751		Venture Corp Ltd	2,796
107,046	*	Vestel Elektronik Sanayi	296
458,000	*	Via Technologies, Inc	330
145,356	*	Viasat, Inc	4,481
109,368	e	Vicor Corp	1,326
28,463		Videocon Industries Ltd	266
1,122,658	*	Vishay Intertechnology, Inc	14,628
92,702	e*	Volterra Semiconductor Corp	1,138
14,000		Vtech Holdings Ltd	104
60,136		Weg S.A.	730
359,852		Whirlpool Corp	32,063
2,209,000		Winbond Electronics Corp	724
585,401		Wintek Corp	795
199,865		Wipro Ltd	2,308
1,072,504		Wistron Corp	1,916
156,144	*	Wolfson Microelectronics plc	780
1,240,597		Xilinx, Inc	32,429
15,750	m,v	Ya Hsin Industrial Co Ltd	3
2,406,000		Yageo Corp	1,017
1,800		Yamaichi Electronics Co Ltd	11
144,412		Yaskawa Electric Corp	1,799
3,075,175		YTL Power International	2,157
1,893,538		Zhuzhou CSR Times Electric Co Ltd	3,220
125,739	*	Zoltek Cos, Inc	5,486
329,454	*	Zoran Corp	6,655
81,200		ZTE Corp	428
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	9,616,416

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
ENGINEERING AND MANAGEMENT SERVICES - 0.81%
1,308		Aangpanneforeningen AB (B Shares)	$36
102,811	*	Advisory Board Co	6,011
274,985	*	Aecom Technology Corp	9,605
470		Aeroplan Income Fund	11
37,034	*	Affymax, Inc	1,002
10,222	*	Altran Technologies S.A.	73
539,267	e*	Amylin Pharmaceuticals, Inc	26,963
466,403	*	Applera Corp (Celera Genomics Group)	6,558
1,376		Arcadis NV	99
349,889	e*	Ariad Pharmaceuticals, Inc	1,620
1,671		Assystem	26
23,450		Babcock International Group	245
600	*	Bavarian Nordic AS	51
3,156	*	Budimex S.A.	85
279,655		Cap Gemini S.A.	17,235
542,978		Capita Group plc	8,043
109,906	e	CDI Corp	3,064
1,962,869	*	Celgene Corp	139,972
6,300	*	comScore, Inc	170
69,737	e*	Cornell Cos, Inc	1,642
173,265		Corporate Executive Board Co	12,863
59,256	e*	CRA International, Inc	2,856
5,216	e*	CuraGen Corp	7
297,953	e*	CV Therapeutics, Inc	2,676
111,380		Daewoo Engineering & Construction Co Ltd	3,195
1,284	*	Devgen	32
218,620		Diamond Management & Technology Consultants, Inc	2,011
12,231	a*	Digital Garage, Inc	12,245
982		Dinamia	32
3,020,115		Downer EDI Ltd	16,776
6		Dream, Incubator, Inc	9
5,286		DTZ Holdings plc	51
263,320	e*	eResearch Technology, Inc	2,999
711		Eurofins Scientific	65
746,138	*	Exelixis, Inc	7,902
97,953	*	Exponent, Inc	2,458
905,201		Fluor Corp	130,331
61,506	e	Fugro NV	4,993
2,240,080		GEA Group AG.	78,802
88,920	*	Genpact Ltd	1,507
222,093	*	Gen-Probe, Inc	14,787
4,500	*	Geo ASA	36
3,138	e*	GPC Biotech AG.	38
1,280,162		GRD Ltd	2,726
195,840	*	Greenfield Online, Inc	2,987
313,350	*	Harris Interactive, Inc	1,351
523,325	*	Hewitt Associates, Inc (Class A)	18,343
100,532	e*	Huron Consulting Group, Inc	7,301
2,035	*	Icon plc	105
40,281		IDB Development Corp Ltd	1,378
486,892	e*	Incyte Corp	3,481
12,704		Interserve plc	124
2,443		IPSOS	91
449,467	e*	Isis Pharmaceuticals, Inc	6,729
6,794	*	ITM Power plc	15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
502,788	*	Jacobs Engineering Group, Inc	$38,001
62,260		Jaiprakash Associates Ltd	1,711
356,327		JGC Corp	6,871
703,150	*	KBR, Inc	27,261
5,743		Keller Group plc	116
68,484	*	Kendle International, Inc	2,844
214,310	e*	Kosan Biosciences, Inc	1,074
49,380	e	Landauer, Inc	2,516
115,815	e*	LECG Corp	1,726
218,781	e*	Lifecell Corp	8,220
180,031	e*	Luminex Corp	2,715
124,876		MAXIMUS, Inc	5,442
146,288	e*	Maxygen, Inc	996
1,556,164	*	McDermott International, Inc	84,157
2,482	*	Medion AG.	46
81,724	*	Michael Baker Corp	4,005
30,429		Mitie Group	156
1,247,555		Moody's Corp	62,877
66,077	e*	MTC Technologies, Inc	1,276
221,738	e*	Myriad Genetics, Inc	11,564
245,608	e*	Navigant Consulting, Inc	3,109
164,177	e*	Neurogen Corp	729
3,400		Nichii Gakkan Co	59
1,771	*	Novabase SGPS S.A.	10
275,753	*	Omnicell, Inc	7,870
1,555,437		Paychex, Inc	63,773
24,000	*	Penta-Ocean Construction Co Ltd	38
134,866	e*	PharmaNet Development Group, Inc	3,915
590,896		QinetiQ plc	2,119
639,265		Quest Diagnostics, Inc	36,930
156,704	*	Regeneration Technologies, Inc	1,680
479,573	e*	Regeneron Pharmaceuticals, Inc	8,536
789,300	e*	Rentech, Inc	1,705
356,964		Resources Connection, Inc	8,264
140,039	e*	Rigel Pharmaceuticals, Inc	1,321
7,160		Robert Walters plc	35
21,236		RPS Group plc	147
624,092	e*	SAIC, Inc	11,976
24,185		Samsung Engineering Co Ltd	3,250
293,905	e*	Savient Pharmaceuticals, Inc	4,276
12,834		Savills plc	96
47,795		SBM Offshore NV	1,879
342,270	*	Seattle Genetics, Inc	3,847
163,643	e*	Senomyx, Inc	2,005
314,726		Serco Group plc	2,672
443,149	*	Shaw Group, Inc	25,747
844,000		Shenzhen Expressway Co Ltd	876
2,300		Sho-Bond Corp	26
6,000		Shui On Construction	19
11,265	*	Silex Systems Ltd	77
266,990		SNC-Lavalin Group, Inc	11,905
14		Soiken Holdings, Inc	11
43,520	*	Stanley, Inc	1,199
180,849	e*	Symyx Technologies, Inc	1,572
9	*	Takara Bio, Inc	23
51,991	e*	Tejon Ranch Co	2,152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
317,374	e*	Telik, Inc	$924
364,167	*	Tetra Tech, Inc	7,691
1,511,957	e	Toyo Engineering Corp	8,648
2,952		Trevi Finanziaria S.p.A.	58
15,656		United Group Ltd	257
685,327	*	URS Corp	38,687
8,000	*	Venture Link Co Ltd	12
167,894	e*	Verenium Corp	886
170,418	*	Washington Group International, Inc	14,964
267,712		Watson Wyatt & Co Holdings (Class A)	12,031
446,522		WHK Group Ltd	792
259,926		WorleyParsons Ltd	9,782
906,600		Zelan BHD	1,650
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,137,617

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
1,777,115	*	Centillion Environment & Recycling Ltd	90
236,178	e*	Home Solutions of America, Inc	800
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	890

FABRICATED METAL PRODUCTS - 0.55%
145		AFG Arbonia-Forster Hldg	54
134,813	e*	Alliant Techsystems, Inc	14,735
813,414		Amcor Ltd	5,327
49,572	e	Ameron International Corp	5,243
412,775		Aptargroup, Inc	15,632
6,000		Asahi Organic Chemicals Industry Co Ltd	22
706,381		Ball Corp	37,968
52,863		Bharat Forge Ltd	379
186,081		Bharat Heavy Electricals	9,512
4,000		Bunka Shutter Co Ltd	19
66,902	*	Chart Industries, Inc	2,152
648,792		China International Marine Containers Co Ltd (Class B)	1,394
93,446		CIRCOR International, Inc	4,243
755,393		Commercial Metals Co	23,908
107,541	e*	Commercial Vehicle Group, Inc	1,380
28,798		Compx International, Inc	564
235,713		Crane Co	11,307
2,794,159	*	Crown Holdings, Inc	63,595
64,731	e	Dynamic Materials Corp	3,100
13,375		Geberit AG.	1,750
14,200	*	Gerresheimer AG.	769
178,312	e*	Griffon Corp	2,693
2,410		Grupa Kety S.A.	177
96,770	e	Gulf Island Fabrication, Inc	3,715
2,600		Gunnebo AB	32
1,619,538		Hitachi Cable Ltd	10,039
4,648,510		Illinois Tool Works, Inc	277,237
98,732	e	Insteel Industries, Inc	1,516
5,543		Jindal Steel & Power Ltd	721
178,209	e	JS Group Corp	3,100
9,000		Kitagawa Iron Works Co Ltd	17
9,000		Kitz Corp	82
80,218	*	Ladish Co, Inc	4,450
55,308	e	Lifetime Brands, Inc	1,122
2,800		Miura Co Ltd	90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
196,056	e*	Mobile Mini, Inc	$4,737
675,822	e	Mueller Water Products, Inc (Class A)	8,373
124,047	e*	NCI Building Systems, Inc	5,360
6,200		Nibe Industrier AB (B Shares)	62
3,428		Norddeutsche Affinerie AG.	151
630,626		Parker Hannifin Corp	70,523
43,050	*	Park-Ohio Holdings Corp	1,117
600,065		Pentair, Inc	19,910
1,981		Permasteelisa S.p.A.	52
51,005	e*	PGT, Inc	404
77		Phoenix Mecano AG.	32
529,151		Rexam plc	5,971
146,321		Sanwa Shutter Corp	820
1,000,000		Shin Zu Shing Co Ltd	7,569
195,852		Silgan Holdings, Inc	10,527
213,192	e	Simpson Manufacturing Co, Inc	6,790
576,509	e	Sims Group Ltd	16,513
30,000		Singamas Container Holdings Ltd	18
159,853	e*	Smith & Wesson Holding Corp	3,052
562,231		Snap-On, Inc	27,853
1,383		Socotherm S.p.A.	19
300,394	e	Ssab Svenskt Stal AB (Series A)	11,118
204,483	e	Ssab Svenskt Stal AB (Series B)	6,981
450,360		Stanley Works	25,279
228,464	e*	Sturm Ruger & Co, Inc	4,092
59,290	e	Sun Hydraulics Corp	1,885
330,150	e*	Taser International, Inc	5,180
66,871		Tata Steel Ltd	1,427
1,300		Tocalo Co Ltd	24
8,625	b,m,v*	Tower Automotive, Inc	-	^
142,766	e	Toyo Seikan Kaisha Ltd	2,691
69,930	e*	Trimas Corp	928
98,989	e	Valmont Industries, Inc	8,399
11,828		Wagon plc	7
178,173	e	Watts Water Technologies, Inc (Class A)	5,470
246,735		Yieh Phui Enterprise	117
		TOTAL FABRICATED METAL PRODUCTS	771,495

FOOD AND KINDRED PRODUCTS - 3.26%
364		Agrana Beteiligungs AG.	37
473,059	e	Ajinomoto Co, Inc	5,930
110,708	e*	Altus Pharmaceuticals, Inc	1,161
34,591	e*	American Dairy, Inc	675
157,026		Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1,639
4,815,448		Anheuser-Busch Cos, Inc	240,724
2,943,401		Archer Daniels Midland Co	97,368
1,000		Ariake Japan Co Ltd	21
72,013		Asahi Breweries Ltd	1,097
2,751		Bajaj Hindusthan Ltd	12
184,000		Beijing Enterprises Holdings Ltd	935
369		Bonduelle S.C.A.	50
52,063	*	Boston Beer Co, Inc (Class A)	2,533
9,966		Britvic plc	66
452,697		Bunge Ltd	48,642
706,552		Cadbury Schweppes plc	8,197
920,627		Campbell Soup Co	34,063

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
10,245		Carlsberg A/S (Class B)	$1,399
166,700		Charoen Pokphand Foods PCL	26
1,058,000	*	China Agri-Industries Holdings Ltd	724
9,257	v*	CJ CheilJedang Corp	2,326
16,783		CJ Corp	1,293
186,983		Coca Cola Hellenic Bottling Co S.A.	10,798
790,240		Coca-Cola Amatil Ltd	6,311
27,018		Coca-Cola Bottling Co Consolidated	1,629
13,184,485		Coca-Cola Co	757,712
2,124,463		Coca-Cola Enterprises, Inc	51,454
131,932		Coca-Cola Femsa S.A. de C.V.	566
640,062	e	Coca-Cola West Japan Co Ltd	15,045
360,000		Cofco International Ltd	229
148,822		Companhia de Bebidas das Americas	10,961
2,952,476		ConAgra Foods, Inc	77,148
730,468	*	Constellation Brands, Inc (Class A)	17,685
550,268		Corn Products International, Inc	25,241
37,035		Cosan SA Industria e Comercio	505
95,128	*	Cott Corp	756
2,200,331		CSR Ltd	6,072
4,150,000	v*	DaChan Food Asia Ltd	1,602
13,568		Dairy Crest Group plc	175
40,632	e	Danisco A/S	3,159
536,887	*	Darling International, Inc	5,310
1,189,777		Del Monte Foods Co	12,493
3,224,511		Diageo plc	70,855
14,989		East Asiatic Co Ltd A.S.	1,120
71,270	e	Ebro Puleva S.A.	1,461
190,792		Embotelladora Andina S.A.	545
753,277		Embotelladora Andina S.A.	2,337
741,321		Empresas Iansa S.A.	71
41,459	e	Farmer Bros Co	1,031
583,439		Flowers Foods, Inc	12,719
1,694,855		Fomento Economico Mexicano S.A. de C.V.	6,316
6,400		Fuji Oil Co Ltd	47
2,263,910		General Mills, Inc	131,329
1,990		Givaudan S.A.	1,839
305,800		Golden Hope Plantations BHD	763
969,478		Greencore Group plc	6,304
2,557,454		Groupe Danone	201,303
186,971		Grupo Bimbo S.A. de C.V. (Series A)	1,044
384,260		Grupo Modelo S.A. (Series C)	1,842
1,675,473		H.J. Heinz Co	77,407
309,800	e*	Hansen Natural Corp	17,559
500		Harboes Bryggeri AS (Class B)	14
814,070		Heineken NV	53,421
678,892		Hershey Co	31,507
35		Hiestand Holding AG.	72
2,900		Highlands & Lowlands BHD	7
7,510		Hite Brewery Co Ltd	1,050
1,738		HKScan Oyj	36
410,692		Hormel Foods Corp	14,695
20,600		House Foods Corp	360
37,042		Iaws Group plc	823
76,866	e	Imperial Sugar Co	2,009
377,698		InBev NV	34,232

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
30,000	m,v*	International Hydron Liquidating Trust	$1
2,654,460		IOI Corp BHD	4,713
368,100	e	Ito En Ltd	8,973
110,430	e	Ito En Ltd	2,197
497,826		J Sainsbury plc	5,882
73,126		J&J Snack Foods Corp	2,546
420,179		J.M. Smucker Co	22,446
14,557,000		JG Summit Holdings	3,474
9,000		J-Oil Mills, Inc	24
126,032	e*	Jones Soda Co	1,520
49,675		Kaneka Corp	418
33,668		Katokichi Co Ltd	154
2,177,176		Kellogg Co	121,922
374,552		Kerry Group plc (Class A)	11,109
1,700		Kibun Food Chemifa Co Ltd	17
42,000	e	Kikkoman Corp	634
141,762		Kirin Brewery Co Ltd	1,876
7,441		Koninklijke Wessanen NV	110
9,501,814		Kraft Foods, Inc (Class A)	327,908
2,094,527		Kulim Malaysia BHD	4,180
132,970		Lancaster Colony Corp	5,075
172,359	e	Lance, Inc	3,968
274		Laurent-Perrier	45
209		LDC	26
3,045		Leroy Seafood Group ASA	69
233,950	e	Lion Nathan Ltd	1,916
311		Lotte Chilsung Beverage Co Ltd	474
759		Lotte Confectionery Co Ltd	1,320
61,758	e*	M&F Worldwide Corp	3,100
28,000		Maruha Nichiro Holdings, Inc	46
778,980		McCormick & Co, Inc	28,020
79,000	e	Meiji Dairies Corp	446
93,000	e	Meiji Seika Kaisha Ltd	468
4,000		Mercian Corp	9
52,650	e	MGP Ingredients, Inc	541
9,000		Mitsui Sugar Co Ltd	32
6,000		Miyoshi Oil & Fat Co Ltd	10
499,744		Molson Coors Brewing Co (Class B)	49,809
19,000	e	Morinaga & Co Ltd	42
50,365	e	National Beverage Corp	427
8,929		Nestle India Ltd	297
840,743		Nestle S.A.	377,675
2,069,500	e	Nichirei Corp	9,495
14,000	e,v	Nichiro Corp	19
12,000		Nippon Beet Sugar Manufacturing Co Ltd	28
12,000		Nippon Flour Mills Co Ltd	44
1,036,000		Nippon Meat Packers, Inc	11,509
26,000		Nippon Suisan Kaisha Ltd	137
11,000		Nisshin Oillio Group Ltd	47
1,065,473	e	Nisshin Seifun Group, Inc	10,027
114,605	e	Nissin Food Products Co Ltd	4,091
1,551		Nong Shim Co Ltd	382
50,455		Northern Foods plc	101
4,000		Nosan Corp	10
5,000		Oenon Holdings, Inc	11
489,308		Olam International Ltd	1,034

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,940		Orion Corp	$588
1,218,355		Parmalat S.p.A.	4,326
77,283	e*	Peet's Coffee & Tea, Inc	2,157
1,251,205		Pepsi Bottling Group, Inc	46,507
401,087		PepsiAmericas, Inc	13,011
12,877,882		PepsiCo, Inc	943,434
113,459		Perdigao S.A.	2,475
208,835	*	Performance Food Group Co	6,292
49,633	e	Pernod-Ricard S.A.	10,831
3,285,000		Petra Foods Ltd	3,560
242,800		PPB Group BHD	656
389,624		PT Astra Agro Lestari Tbk	716
2,239,500		PT Indofood Sukses Makmur Tbk	473
2,882,500		PT Kalbe Farma Tbk	419
28,400		Q.P. Corp	260
12,717		Raisio plc	35
202,508	*	Ralcorp Holdings, Inc	11,304
125,149	e	Reddy Ice Holdings, Inc	3,300
900		Rock Field Co Ltd	13
13,000		Rottneros AB	9
143,371	e	Royal Numico NV	11,121
526,457		Sadia S.A.	2,924
424,591	e	Sampo Oyj (A Shares)	12,963
93,365	e	Sanderson Farms, Inc	3,891
79,000	e	Sapporo Holdings Ltd	522
210,286		Saputo, Inc	11,121
3,313,805		Sara Lee Corp	55,307
775,115		Scottish & Newcastle plc	9,698
410,347	*	Smithfield Foods, Inc	12,926
20,000		Snow Brand Milk Products Co Ltd	61
5,000		Starzen Co Ltd	11
2,613	*	Strauss-Elite Ltd	35
50,530	e	Suedzucker AG.	1,015
886,432		Swire Pacific Ltd (Class A)	10,747
72,000	e	Takara Holdings, Inc	423
8,000		Takasago International Corp	46
90,661		Tata TEA Ltd	1,833
1,195,796		Tate & Lyle plc	9,848
2,772,100		Tingyi Cayman Islands Holding Corp	4,329
71,678		Tongaat-Hulett	1,066
209,369	e	Tootsie Roll Industries, Inc	5,555
197,058	e	Topps Co, Inc	1,909
48,170		Total Produce plc	46
133,000		Toyo Suisan Kaisha Ltd	2,501
190,632	*	TreeHouse Foods, Inc	5,157
996,376		Tyson Foods, Inc (Class A)	17,785
20,283		Ulker Gida Sanayi ve Ticaret A.S.	91
3,122,429		Unilever plc	98,702
11,772		Uniq plc	49
62,630		United Breweries Co, Inc	465
72,000		Vitasoy International Holdings Ltd	31
4,885		Vivartia S.A.	173
162		Vranken - Pommery Monopole	13
987,773		Wrigley (Wm.) Jr Co	63,445
142,400	e	Yakult Honsha Co Ltd	3,242
1,141,974	e	Yamazaki Baking Co Ltd	8,570

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,500		Yonekyu Corp	$15
		TOTAL FOOD AND KINDRED PRODUCTS	4,566,743

FOOD STORES - 0.67%
183,901		Alimentation Couche Tard, Inc (Class B)	3,768
9,052	e	Arden Group, Inc (Class A)	1,263
2,357,466		Carrefour S.A.	165,156
1,400		Cawachi Ltd	38
670,082		Centros Comerciales Sudamericanos S.A.	2,636
1,263,758		Coles Myer Ltd	17,270
5,752	e	Colruyt S.A.	1,215
40,424		Companhia Brasileira de Distribuicao Grupo Pao de Acucar	618
378,500		CP Seven Eleven PCL	125
276,020		Delhaize Group	26,449
9,253		Discount Investment Corp	292
1,410,152		Distribucion y Servicio D&S S.A.	716
47,800		FamilyMart Co Ltd	1,246
69,833		George Weston Ltd	4,985
3,381,896		Goodman Fielder Ltd	7,742
103,954	e*	Great Atlantic & Pacific Tea Co, Inc	3,166
555		Guyenne et Gascogne S.A.	97
2,800		Hakon Invest AB	53
62,654	e	Ingles Markets, Inc (Class A)	1,796
1,534,706		Jeronimo Martins SGPS S.A.	9,432
3,000		Kasumi Co Ltd	15
272,328		Kesko Oyj (B Shares)	18,092
1,178,599		Koninklijke Ahold NV	17,815
5,885,675		Kroger Co	167,859
5,879	*	Laurus NV	36
49,500		Lawson, Inc	1,564
147,531		Loblaw Cos Ltd	6,685
65,400		Migros Turk TAS	1,138
133,344	e*	Panera Bread Co (Class A)	5,440
129,174	e*	Pantry, Inc	3,311
168,859	*	Pathmark Stores, Inc	2,153
136,785		Pick'n Pay Stores Ltd	707
877,000		President Chain Store Corp	2,472
232,746		Ruddick Corp	7,806
2,539,472		Safeway, Inc	84,082
1,361,142		Seven & I Holdings Co Ltd	35,017
288,984		Shoprite Holdings Ltd	1,510
712,446		Sonae SPGS S.A.	1,849
145,812	*	Super-Sol Ltd	562
1,037,584		Supervalu, Inc	40,476
22,975,017		Tesco plc	206,477
167		Valora Holding AG.	33
31,356	e	Village Super Market (Class A)	1,631
76,436	e	Weis Markets, Inc	3,263
648,176	e	Whole Foods Market, Inc	31,735
195,277	*	Winn-Dixie Stores, Inc	3,656
528,271		WM Morrison Supermarkets plc	3,051
1,885,318		Woolworths Ltd	49,703
		TOTAL FOOD STORES	946,201

FORESTRY - 0.08%
25,849		Great Southern Ltd	53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
36,325		Gunns Ltd	$90
11,000		Hokuetsu Paper Mills Ltd	57
770,234		Rayonier, Inc	37,002
996,048		Weyerhaeuser Co	72,014
		TOTAL FORESTRY	109,216

FURNITURE AND FIXTURES - 0.21%
1,553		Beter BED Holding NV	44
3,549		Ekornes ASA	76
154,808	e	Ethan Allen Interiors, Inc	5,061
280,760	e	Furniture Brands International, Inc	2,847
346,486		Herman Miller, Inc	9,403
240,906		Hillenbrand Industries, Inc	13,255
256,828	e	HNI Corp	9,246
66,674	e	Hooker Furniture Corp	1,335
23,000		HTL International Holdings Ltd	13
287,590		Interface, Inc (Class A)	5,191
1,154,405		Johnson Controls, Inc	136,347
36,000		Kenwood Corp	51
127,505	e	Kimball International, Inc (Class B)	1,451
305,073	e	La-Z-Boy, Inc	2,251
742,206		Leggett & Platt, Inc	14,221
2,441,341		Masco Corp	56,566
827		Mecalux S.A.	37
11,235		Neopost S.A.	1,585
235,045	e	Sealy Corp	3,300
374,842	e*	Select Comfort Corp	5,229
860,223		Steinhoff International Holdings Ltd	2,435
495,338	e	Tempur-Pedic International, Inc	17,708
4,000		Uchida Yoko Co Ltd	18
162,014	e*	Williams Scotsman International, Inc	4,489
		TOTAL FURNITURE AND FIXTURES	292,159

FURNITURE AND HOME FURNISHINGS STORES - 0.14%
1,196,871	*	Bed Bath & Beyond, Inc	40,837
1,857,746	e	Circuit City Stores, Inc	14,695
9,000	e*	Columbia Music Entertainment, Inc	8
629,670		DSG International plc	1,739
76,387		Ellerine Holdings Ltd	819
770,638	*	GameStop Corp (Class A)	43,425
6,142		GUD Holdings Ltd	56
162,096	e*	Guitar Center, Inc	9,612
2,075,487	e	Harvey Norman Holdings Ltd	10,976
121,079	e	Haverty Furniture Cos, Inc	1,062
6,000	e	Joshin Denki Co Ltd	42
867,732		Kesa Electricals plc	4,887
381,464		Knoll, Inc	6,767
2,200		Kohnan Shoji Co Ltd	28
3,700		K's Holdings Corp	81
272,271	e*	Mohawk Industries, Inc	22,136
29,300		Nitori Co Ltd	1,385
519,985	e*	Pier 1 Imports, Inc	2,460
39,806		Shimachu Co Ltd	1,053
474,703		Steelcase, Inc (Class A)	8,535
180,164	e	Tuesday Morning Corp	1,620
301,894	*	Waterford Wedgwood plc	10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
371,265	e	Williams-Sonoma, Inc	$12,111
104,528	e	Yamada Denki Co Ltd	10,347
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	194,691

GENERAL BUILDING CONTRACTORS - 0.36%
3,888,275		Amec plc	58,949
9,636	e	Amrep Corp	258
162,000		ASK Planning Center, Inc	475
516,016	e	Asunaro Aoki Construction Co Ltd	2,830
32,339	e*	Avatar Holdings, Inc	1,615
372,701		Aveng Ltd	2,975
624,892		Balfour Beatty plc	6,067
463,826		Barratt Developments plc	7,098
195,847	e	Beazer Homes USA, Inc	1,616
217,576		Bellway plc	4,590
173,077		Berkeley Group Holdings plc	5,078
198,847		Bilfinger Berger AG.	15,541
65,927	e	Brookfield Homes Corp	1,223
630,528		Centex Corp	16,753
350,100		Cheung Kong Infrastructure Holdings Ltd	1,315
2,100		Cleanup Corp	15
1,166,895		Consorcio ARA, S.A. de C.V.	1,575
283,429	*	Corp GEO S.A. de C.V.	1,239
803,836		CRH plc	31,682
112,849	*	Cyrela Commercial Properties S.A. Empreendimentos e Participacoes	143
2,728,416	e	Daikyo, Inc	8,812
103,849		Daito Trust Construction Co Ltd	5,009
708,901		Daiwa House Industry Co Ltd	9,251
1,540,234		DR Horton, Inc	19,730
1,052,672		Fletcher Building Ltd	10,123
10,725		Hanjin Heavy Industries & Construction Co Ltd	448
2,897,600	e*	Haseko Corp	6,937
37,444		Hellenic Technodomiki Tev S.A.	501
13,385		Hochtief AG.	1,624
17		Hoosiers Corp	6
183,296	e*	Hovnanian Enterprises, Inc (Class A)	2,033
72,521		Hyundai Development Co	6,775
6,250,750		IJM Corp BHD	14,584
11,032	e	Imerys S.A.	1,007
11,433,708		Italian-Thai Development PCL	2,535
631,208	e	Kajima Corp	2,171
673,668	e	KB Home	16,882
13,000		Kumagai Gumi Co Ltd	20
179,942		Leighton Holdings Ltd	8,223
391,847		Lend Lease Corp Ltd	6,572
831,642		Lennar Corp (Class A)	18,837
75,668	e	M/I Homes, Inc	1,051
132,815	e	McGrath RentCorp	4,415
18,473		McInerney Holdings plc	34
492,741	e	MDC Holdings, Inc	20,173
5,996		Mears Group plc	32
117,426	e*	Meritage Homes Corp	1,658
9,440		Mota Engil SGPS S.A.	72
66,341	e*	NVR, Inc	31,197
669,807	e	Obayashi Corp	3,102
57,907	e*	Palm Harbor Homes, Inc	723

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
197,198	*	Perini Corp	$11,029
464,705		Persimmon plc	9,166
1,034,257		Pulte Homes, Inc	14,076
108,000		PYI Corp Ltd	44
1,283		Renta Corp Real Estate S.A.	43
309,887	e	Ryland Group, Inc	6,641
415,796		Sekisui Chemical Co Ltd	3,052
623,429		Sekisui House Ltd	7,848
7,954,000		Shanghai Forte Land Co	6,344
413,442	e	Shimizu Corp	2,250
1,500		Sjaelso Gruppen	54
417,989		Skanska AB (B Shares)	8,286
45,633		Sobha Developers Ltd	1,050
693,122	e	Standard-Pacific Corp	3,805
8,600	*	Sumitomo Mitsui Construction Co Ltd	14
172,800		Suruga Corp	3,159
9,000	*	SxL Corp	5
1,865,025	e	Taisei Corp	5,407
274,193		Takamatsu Corp	3,865
1,866,669		Taylor Woodrow plc	10,531
73,890	e*	Team, Inc	2,023
18,274		Titan Cement Co S.A.	944
150,004		Toda Corp	791
997,878	*	Toll Brothers, Inc	19,948
286,117		Unitech Ltd	2,208
8,098		Uralita S.A.	80
215,582	*	Urbi Desarrollos Urbanos S.A. de C.V	781
10,000		Wakachiku Construction Co Ltd	9
365,810	e	Walter Industries, Inc	9,840
135,403	e*	WCI Communities, Inc	811
42,666		YIT OYJ	1,268
2,000		Yokogawa Bridge Holdings Corp	12
		TOTAL GENERAL BUILDING CONTRACTORS	500,958

GENERAL MERCHANDISE STORES - 1.26%
273,621	e*	99 Cents Only Stores	2,810
511,740		Aeon Co Ltd	7,231
1,332,894	e*	Big Lots, Inc	39,774
381,809	*	BJ's Wholesale Club, Inc	12,661
56,367	e	Bon-Ton Stores, Inc	1,281
217,294	e*	Cabela's, Inc	5,139
307,521		Casey's General Stores, Inc	8,518
67,753	e*	Conn's, Inc	1,619
2,569,189		Costco Wholesale Corp	157,671
49,169		David Jones Ltd	223
219,193	e	Dillard's, Inc (Class A)	4,785
1,606,033		Family Dollar Stores, Inc	42,656
241,400		Fred's, Inc	2,542
468,600	e	Hankyu Department Stores, Inc	3,871
82,456		Hola Home Furnishings Co Ltd	64
29,994		Hyundai Department Store Co Ltd	3,605
1,113,000	*	Intime Department Store Group Co Ltd	986
150,700	e	Isetan Co Ltd	2,032
255,320	*	J Front Retailing Co Ltd	2,512
1,391,820		JC Penney Co, Inc	88,200
387,984	e	Keio Corp	2,418

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,119,389	e	Kintetsu Corp	$3,479
262,800		Lojas Americanas S.A.	2,609
84,721		Lojas Renner S.A.	1,696
3,344,562		Macy's, Inc	108,096
4,280,018		Marks & Spencer Group plc	53,899
239,400	e	Marui Co Ltd	2,643
1,574,800	e	Mitsukoshi Ltd	7,143
11,704,853	*	New World Department Store China Ltd	10,811
163,953		PPR	30,846
144,679	e*	Retail Ventures, Inc	1,506
228,751		SACI Falabella	1,133
567,084	e	Saks, Inc	9,725
12,065		Shinsegae Co Ltd	8,398
143,703	e	Stein Mart, Inc	1,094
2,747		Stockmann Oyj Abp (B Shares)	132
229,300	e	Takashimaya Co Ltd	2,545
4,810,776		Target Corp	305,821
4,802,848		TJX Cos, Inc	139,619
3,143,019	e	Tobu Railway Co Ltd	14,776
1,358,616	e	Tokyu Corp	8,871
372,172		UNY Co Ltd	3,243
2,422,389		Wal-Mart de Mexico S.A. de C.V.	8,899
14,907,254		Wal-Mart Stores, Inc	650,702
22,609		Warehouse Group Ltd	94
149,563		Woolworths Group plc	54
		TOTAL GENERAL MERCHANDISE STORES	1,768,432

HEALTH SERVICES - 0.99%
191,519	*	Alliance Imaging, Inc	1,735
130,027	e*	Amedisys, Inc	4,996
107,582	*	American Dental Partners, Inc	3,013
1,149,656		AmerisourceBergen Corp	52,114
193,144	e*	Amsurg Corp	4,456
346,672	*	Apria Healthcare Group, Inc	9,017
290,534	e*	Assisted Living Concepts, Inc (A Shares)	2,655
4,001		Athens Medical Center S.A.	29
56,113	e*	Bio-Reference Labs, Inc	1,894
11,846	*	Biovitrum AB	155
146,377	e	Brookdale Senior Living, Inc	5,827
888,300		Bumrungrad Hospital PCL	1,160
1,378,928		Cigna Corp	73,483
19,033		Coloplast A/S (Class B)	1,809
365,648	*	Community Health Systems, Inc	11,496
1,840	*	Corp Dermoestetica	21
42,798	*	Corvel Corp	989
258,448	*	Covance, Inc	20,133
1,545,066	*	Coventry Health Care, Inc	96,119
196,379	*	Cross Country Healthcare, Inc	3,431
123,136	*	CryoLife, Inc	1,164
641,610	*	DaVita, Inc	40,537
20,023		Diagnosticos da America S.A.	459
264,059	*	Edwards Lifesciences Corp	13,021
64,790	*	eHealth, Inc	1,795
35,593	e*	Emeritus Corp	965
159,726	e*	Enzo Biochem, Inc	1,813
1,192,546	*	Express Scripts, Inc	66,568

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,345,366		Fraser and Neave Ltd	$5,162
178,356		Fresenius Medical Care AG.	9,479
69,750	e*	Genomic Health, Inc	1,338
158,333	*	Gentiva Health Services, Inc	3,042
54,019		Getinge AB (B Shares)	1,308
1,611,094	e	Health Management Associates, Inc (Class A)	11,181
21,928	e	Healthscope Ltd	112
5,446,768	a*	Healthsouth Corp	95,373
189,997	e*	Healthways, Inc	10,254
148,720	e*	Hythiam, Inc	1,106
508,279	e*	Immunomedics, Inc	1,164
181,323		Intertek Group plc	3,513
380,824		Japan Care Service Corp	680
1,990		Japan Longlife Co Ltd	433
167,511	*	Kindred Healthcare, Inc	3,000
497,104	*	Laboratory Corp of America Holdings	38,888
148,709	e	LCA-Vision, Inc	4,371
76,705	e*	LHC Group, Inc	1,647
251,450	*	LifePoint Hospitals, Inc	7,546
389,966	*	Lincare Holdings, Inc	14,292
278,817	*	Magellan Health Services, Inc	11,314
299,020	e	Manor Care, Inc	19,257
111,653	e*	Matria Healthcare, Inc	2,921
2,306,817		McKesson Corp	135,618
162,924	*	MDS, Inc	3,520
109,559	*	Medcath Corp	3,008
1,807,775	*	Medco Health Solutions, Inc	163,405
275,327		Mindray Medical International Ltd (ADR)	11,825
37,573	e	National Healthcare Corp	1,931
499,557	e*	Nektar Therapeutics	4,411
11,551		Nestor Healthcare Group plc	24
775,914		Network Healthcare Holdings Ltd	1,344
112,808	e*	Nighthawk Radiology Holdings, Inc	2,765
3,500		Nihon Kohden Corp	64
209,232	*	Odyssey HealthCare, Inc	2,011
472,996	e	Omnicare, Inc	15,670
1,686	*	Orpea	100
2,399,059		Parkway Holdings Ltd	6,848
203,894	*	Pediatrix Medical Group, Inc	13,339
436,256		Pharmaceutical Product Development, Inc	15,461
6,997	*	Pharming Group NV	26
33,100	g,v*	Pharmstandard (GDR)	639
102,000	*	Pharmstandard (GDR)	1,969
110,196	e	Primary Health Care Ltd	1,191
285,285	*	Psychiatric Solutions, Inc	11,206
67,847	e*	Radiation Therapy Services, Inc	1,413
100,232	*	RehabCare Group, Inc	1,763
234,801	*	Sierra Health Services, Inc	9,906
6,565	e*	Sirtris Pharmaceuticals, Inc	112
128,175	*	Skilled Healthcare Group, Inc (Class A)	2,019
654,110		Sonic Healthcare Ltd	9,055
132,597	e*	Stereotaxis, Inc	1,828
5,791		Straumann Holding AG.	1,626
228,688	*	Sun Healthcare Group, Inc	3,821
245,303	e*	Sunrise Senior Living, Inc	8,676
1,862,373	e*	Tenet Healthcare Corp	6,258

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
900,000	*	Town Health International Holdings Co Ltd	$15
623	*	Unilabs	30
189,599		Universal Health Services, Inc (Class B)	10,318
3,446,370	*	WellPoint, Inc	271,988
		TOTAL HEALTH SERVICES	1,393,438

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.35%
200,970	e	Abertis Infraestructuras S.A.	6,285
641,954		ACS Actividades Cons y Servicios S.A.	35,426
10,501		Alfred McAlpine plc	105
5,045		Astaldi S.p.A.	40
3,275		Athens Water Supply & Sewage Co S.A.	41
116,722		Biffa plc	529
2,179,162		Bouygues S.A.	187,964
32,291,848	*	China Water Affairs Group Ltd	19,897
98,938	e	Chiyoda Corp	1,783
28,075	e*	Comverge, Inc	923
130,849		ConnectEast Group	190
20,183		Daelim Industrial Co	3,738
241,656	*	Empresas ICA Sociedad Controladora S.A. de C.V.	1,457
202,902		Fomento de Construcciones y Contratas S.A.	16,419
373,985	*	Foster Wheeler Ltd	49,097
12,400	e	Fudo Tetra Corp	15
1,707,800		Gamuda BHD	4,410
18,682		Gemina S.p.A.	66
333,221		Giken Seisakusho Co, Inc	1,059
204,790		Granite Construction, Inc	10,858
11,642	*	Great Lakes Dredge & Dock Corp	102
52,068	e	Grupo Ferrovial S.A.	4,407
62,422		GS Engineering & Construction Corp	10,845
2,128,000		Guangzhou Investment Co Ltd	665
24,000		Hyflux Ltd	46
32,376	*	Hyundai Engineering & Construction Co Ltd	3,092
293,000		IVRCL Infrastructures & Projects Ltd	3,115
20,956	*	Jarvis plc	32
133,266	*	Matrix Service Co	2,792
5,490		Michaniki S.A.	52
910,414		Multiplex Group	4,047
198,691		Murray & Roberts Holdings Ltd	2,592
208,253	e	Nishimatsu Construction Co Ltd	629
114,296	e	Okumura Corp	582
1,167,110		Puncak Niaga Holding BHD	1,493
9,000		Takuma Co Ltd	52
9,411		Telent plc	113
2,700	*	TK Development	51
17,000		Toa Corp/Tokyo	19
2,700		Tomoe Corp	8
22,000	*	Toyo Construction Co Ltd	19
947,674	e	Transurban Group	6,139
720,300		UEM World BHD	862
1,399,431		Vinci S.A.	109,334
1,714,813		YTL Corp BHD	3,774
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	495,164

HOLDING AND OTHER INVESTMENT OFFICES - 2.10%
1,295,691		3i Group plc	26,430

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
176,492		Acadia Realty Trust	$4,788
183,103	e*	Affiliated Managers Group, Inc	23,348
44,047	e	Agree Realty Corp	1,380
264,814	e	Alesco Financial, Inc	1,303
10,324	e*	Alexander's, Inc	3,980
160,788		Alexandria Real Estate Equities, Inc	15,478
761,493		Allan Gray Property Trust	746
16,437,600		Allco Commercial Real Estate Investment Trust	11,729
648,365	e	Allied Capital Corp	19,055
599,394		AMB Property Corp	35,850
134,540	e	American Campus Communities, Inc	3,941
713,276		American Financial Realty Trust	5,742
1,756		AmFirst Real Estate Investment Trust	1
88,133	e*	Ampal American Israel (Class A)	495
651,599		Amvescap plc	8,819
1,419,511		Annaly Mortgage Management, Inc	22,613
371,140		Anthracite Capital, Inc	3,377
330,929		Anworth Mortgage Asset Corp	1,784
720,102		Apartment Investment & Management Co (Class A)	32,498
582,028	e	Apollo Investment Corp	12,106
83,694		Arbor Realty Trust, Inc	1,581
406,750		ARC Energy Trust	8,657
947,239	*	Archstone-Smith Trust	56,967
715,053		Ashford Hospitality Trust, Inc	7,186
4,906,817		Ashmore Group plc	29,114
42		Asset Managers Co Ltd	50
180,111		Associated Estates Realty Corp	2,349
38,421		Australian Infrastructure Fund	108
514,461		AvalonBay Communities, Inc	60,737
53,623		Babcock & Brown Japan Property Trust	82
2,272,531	e	Babcock & Brown Wind Partners	3,660
1,138		Befimmo SCA Sicafi	118
700		Bellevue Group AG.	54
392,505	e	BioMed Realty Trust, Inc	9,459
45,558	*	Blackrock International Land plc	27
33,145		Bodycote International plc	168
637,192		Boston Properties, Inc	66,204
2,214	*	Boursorama	31
566,840		Brandywine Realty Trust	14,347
193,968	e	BRE Properties, Inc (Class A)	10,849
21,089		Brewin Dolphin Holdings plc	79
1,132,255		Brookfield Asset Management, Inc (Class A)	43,428
42,514	e	BRT Realty Trust	737
15,480	*	BTG plc	32
308,529		Camden Property Trust	19,823
6,399,100		CapitaCommercial Trust	12,234
249,979	e	Capital Lease Funding, Inc	2,562
16,083	e	Capital Southwest Corp	1,974
87,445	e	Capital Trust, Inc (Class A)	3,104
4,207,659		CapitaMall Trust	11,047
4,448		CapMan Oyj (B Shares)	23
537,314		CBL & Associates Properties, Inc	18,833
165,158	e	CBRE Realty Finance, Inc	974
256,934		Cedar Shopping Centers, Inc	3,499
100,094		Centro Shopping America Trust	94
4,944,581	e	CFS Gandel Retail Trust	10,486

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
39,175	e	Cherokee, Inc	$1,503
775,927		China Merchants Holdings International Co Ltd	4,826
83,206		CI Financial Income Fund	2,208
94		Cie du Bois Sauvage	50
9,257	e	City Pacific Ltd	35
40,550		Cofide S.p.A.	69
422,740		Colonial Properties Trust	14,500
1,206,486		Commonwealth Property Office Fund	1,783
100,085		Companhia de Concessoes Rodoviarias	2,015
330,421		Corporate Office Properties Trust	13,755
211,309		Cousins Properties, Inc	6,204
61	e	Cross Timbers Royalty Trust	2
126,656	e	Crystal River Capital, Inc	2,129
1,927		DAB Bank AG.	17
993,067		DCT Industrial Trust, Inc	10,397
259,138	e	Deerfield Triarc Capital Corp	2,345
1,243		Deutsche Beteiligungs AG.	44
475,464		Developers Diversified Realty Corp	26,564
536,775		DiamondRock Hospitality Co	9,345
525,305		Digital Realty Trust, Inc	20,692
517,362		Douglas Emmett, Inc	12,794
756,292		Duke Realty Corp	25,570
223,883		EastGroup Properties, Inc	10,133
1,923	*	Eco Business-Immobilien AG.	27
156,856	e	Education Realty Trust, Inc	2,118
5,090	*	EM.TV AG.	33
125,719	e*	Energy Infrastructure Acquisition Corp	1,236
39,576		Enodis plc	141
166,937		Entertainment Properties Trust	8,480
410,858		Equity Inns, Inc	9,277
156,568		Equity Lifestyle Properties, Inc	8,110
214,755	e	Equity One, Inc	5,841
1,485,059		Equity Residential	62,907
127,677	e	Essex Property Trust, Inc	15,011
21,574		Evolution Group plc	47
380,168	e	Extra Space Storage, Inc	5,851
349,136		Federal Realty Investment Trust	30,933
465,616		FelCor Lodging Trust, Inc	9,280
241,470	e	First Industrial Realty Trust, Inc	9,386
184,000		First Pacific Co	137
138,983	e	First Potomac Realty Trust	3,030
314,967	e	Franklin Street Properties Corp	5,433
895,891	e	Friedman Billings Ramsey Group, Inc (Class A)	4,130
1,400,252		General Growth Properties, Inc	75,082
6,071,940		Genting BHD	14,345
98,005	e	Getty Realty Corp	2,666
1,782		Gimv NV	122
72,411	e	Gladstone Capital Corp	1,414
202,267	e	Glimcher Realty Trust	4,753
195,814	e	GMH Communities Trust	1,518
764,000		GOME Electrical Appliances Holdings Ltd	1,500
54,745		Goodman Property Trust	64
1,649,043		GPT Group	7,463
155,474	e	Gramercy Capital Corp	3,913
566,581		Great Portland Estates plc	6,926
79,909		Groupe Bruxelles Lambert S.A.	9,692

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,325	e*	Groupe Bruxelles Lambert S.A.	$-	^
157,709	e*	Groupe Eurotunnel S.A.	74
7,721,573		Guinness Peat Group plc	11,469
1,472,676		HCP, Inc	48,849
336,684		Health Care REIT, Inc	14,895
281,094	e	Healthcare Realty Trust, Inc	7,494
232,620	e	Hersha Hospitality Trust	2,303
88,378	*	HFF, Inc (Class A)	1,049
310,192		Highwoods Properties, Inc	11,375
301,167	e*	Hilltop Holdings, Inc	3,536
70,400		HKR International Ltd	55
202,850		Home Properties, Inc	10,585
357,396		Hospitality Properties Trust	14,528
2,875,703		Host Marriott Corp	64,531
145,029		Housing Development Finance Corp	9,201
824,320		HRPT Properties Trust	8,153
888	e	Hugoton Royalty Trust	21
317,891	*	Immoeast AG	3,463
444,946	e	IMPAC Mortgage Holdings, Inc	685
37,864		Infratil Ltd	85
821,708	e	ING Industrial Fund	2,064
118,596		ING Office Fund	187
331,335	e	Inland Real Estate Corp	5,132
14,259		Intek S.p.A.	16
343,006	e	Investors Real Estate Trust	3,705
69,217	*	Is Gayrimenkul Yatirim Ortakligi A.S.	119
830,000		iShares MSCI EAFE Index Fund	68,550
302,704		iShares MSCI Japan Index Fund	4,341
368,000	e	iShares Russell 2000 Index Fund	29,455
672,224		iStar Financial, Inc	22,849
149,200	e	Jafco Co Ltd	5,533
299,414	e*	Jamba, Inc	2,105
380,000		Japan Asia Investment Co Ltd	1,879
420		Japan Prime Realty Investment Corp	1,751
422		Japan Real Estate Investment Corp	5,070
554		Japan Retail Fund Investment Corp	4,823
140,418	e	JER Investors Trust, Inc	1,748
707,864		JFE Holdings, Inc	50,163
139,329		Kilroy Realty Corp	8,448
918,815		Kimco Realty Corp	41,540
162,819		Kite Realty Group Trust	3,061
197,222		Kiwi Income Property Trust	217
7,834,000		KLCC Property Holdings BHD	7,817
459,431		Land Securities Group plc	15,811
243,852		LaSalle Hotel Properties	10,261
467,461		Lexington Corporate Properties Trust	9,354
46,000		LG Corp	3,167
667,205		Liberty Property Trust	26,828
388,348		Link Real Estate Investment Trust	854
137,923		LTC Properties, Inc	3,265
246,219	e	Luminent Mortgage Capital, Inc	411
364,087		Macerich Co	31,887
260,083		Mack-Cali Realty Corp	10,689
310,409	e	Macquarie Communications Infrastructure Group	1,677
95,281		Macquarie DDR Trust	99
7,739,311	e	Macquarie Infrastructure Group	21,427

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
80,000		Macquarie MEAG Prime REIT	$66
17,091		Macquarie Media Group Ltd	67
6,112,440		Macquarie Office Trust	8,488
229,942		Maguire Properties, Inc	5,939
5,131,377		Man Group plc	58,111
1,784,000		Mapletree Logistics Trust	1,501
319,928	e	Medical Properties Trust, Inc	4,261
549,013		Melco International Development	1,025
242,586	*	Meruelo Maddux Properties, Inc	1,434
492,898		MFA Mortgage Investments, Inc	3,968
133,790		Mid-America Apartment Communities, Inc	6,669
6,734,929		Midland Holdings Ltd	7,295
384,975		Mission West Properties, Inc	4,677
706		MPC Muenchmeyer Petersen Capital AG.	60
17,800	*	Mulpha International BHD	7
138,225		MVC Capital, Inc	2,561
136,693	e	National Health Investors, Inc	4,225
403,537		National Retail Properties, Inc	9,838
503,756		Nationwide Health Properties, Inc	15,178
665		New City Residence Investment Corp	3,647
221,714	e	Newcastle Investment Corp	3,907
220,475	e*	NexCen Brands, Inc	1,482
354		Nippon Building Fund, Inc	5,147
27		Nippon Commercial Investment Corp	117
7,644		Nobel Biocare Holding AG.	2,070
2,171,882		Noble Group Ltd	3,173
187		Nomura Real Estate Office Fund, Inc	1,954
378,792		NorthStar Realty Finance Corp	3,761
46,567	e	Novastar Financial, Inc	413
874		NTT Urban Development Corp	1,811
908,799		NWS Holdings Ltd	2,137
332,193	e	Omega Healthcare Investors, Inc	5,159
3,574		Ordina NV	66
100,000		Pacific Century Premium Developments Ltd	31
11,234		Paragon Group Cos plc	69
89,314	e	Parkway Properties, Inc	3,942
104,724	e	PennantPark Investment Corp	1,403
199,854		Pennsylvania Real Estate Investment Trust	7,782
928,524		Plum Creek Timber Co, Inc	41,561
5,066,160		Polytec Asset Holdings Ltd	1,734
266,146		Post Properties, Inc	10,300
229,150	e	Potlatch Corp	10,319
353,807	e	PrimeWest Energy Trust	9,341
1,556,685		Prologis	103,286
113,928	e	Prospect Capital Corp	1,939
126,780		PS Business Parks, Inc	7,208
42,970		PSP Swiss Property AG.	2,281
671,745		Public Storage, Inc	52,833
84,765	e	Quadra Realty Trust, Inc	808
339,562	e	RAIT Investment Trust	2,795
94,222		Ramco-Gershenson Properties	2,944
4,368		Rathbone Brothers plc	110
584,437		Realty Income Corp	16,335
113,800		Redwood Trust, Inc	3,780
26,449,000		Regal Real Estate Investment Trust	8,268
355,446		Regency Centers Corp	27,281

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
143,041	e	Republic Property Trust	$2,098
118,337	e	Resource Capital Corp	1,333
20,275,000	*	Rexcapital Financial Holdings Ltd	3,286
129,404		RioCan Real Estate Investment Trust	3,233
28,952	e	Sacyr Vallehermoso S.A.	1,013
60,014		Saul Centers, Inc	3,091
1,554		Sechilienne-Sidec	123
11		Secured Capital Japan Co Ltd	17
530,342	e	Senior Housing Properties Trust	11,699
361,000		Shanghai Industrial Holdings Ltd	1,802
1,236,000		Shimao Property Holdings Ltd	3,760
426,224		Shinhan Financial Group Co Ltd	27,850
114,000		Silver Grant International	24
1,027,800		Sime Darby BHD	3,137
1,345,072		Simon Property Group, Inc	134,507
345,964		SL Green Realty Corp	40,398
3,033,807		SM Prime Holdings	808
119,380		Sovran Self Storage, Inc	5,472
1,180,000	e	SPDR Trust Series 1	180,044
7,967		Sponda Oyj	111
117,213	e*	Star Maritime Acquisition Corp	1,642
460,889	e	Strategic Hotels & Resorts, Inc	9,490
112,015		Sun Communities, Inc	3,369
367,084		Sunstone Hotel Investors, Inc	9,412
835,517		Suntec Real Estate Investment Trust	1,097
174,282	e	Tanger Factory Outlet Centers, Inc	7,074
66,090	e*	Tarragon Corp	173
808,136		Taubman Centers, Inc	44,245
11,038		Technical Olympic S.A.	22
459,428	*	TFS Financial Corp	5,945
522,014	e	Thornburg Mortgage, Inc	6,708
35,164		Tishman Speyer Office Fund	69
562,427	e	UDR, Inc	13,678
64,686		United Arab Investors	230
65,803	e	Universal Health Realty Income Trust	2,338
119,618	e	Urstadt Biddle Properties, Inc (Class A)	1,851
258,364		U-Store-It Trust	3,410
148,246		Valad Property Group	263
631,083		Ventas, Inc	26,127
7,865	e*	Virgin Media, Inc	2
1,738,740		Virgin Media, Inc	42,199
409,000	*	Vista Land & Lifescapes, Inc	46
614,825		Vornado Realty Trust	67,231
276,189		WABCO Holdings, Inc	12,912
247,237	e	Washington Real Estate Investment Trust	8,203
310,881	e	Weingarten Realty Investors	12,889
14,987		Wendel	2,550
2,327,766		Wharf Holdings Ltd	11,438
243,240		Winthrop Realty Trust	1,637
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,939,260

HOTELS AND OTHER LODGING PLACES - 0.80%
4,444,548	e	Accor S.A.	394,584
360,413	e	Ameristar Casinos, Inc	10,128
3,582,000		Banyan Tree Holdings Ltd	5,160
123,105	e*	Bluegreen Corp	954

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
204,884		Boyd Gaming Corp	$8,779
441,254		Choice Hotels International, Inc	16,622
1,290	*	Club Mediterranee	84
5,000		Fujita Kanko, Inc	42
232,315	*	Gaylord Entertainment Co	12,364
163,352	e*	Great Wolf Resorts, Inc	2,019
1,983,746		Hilton Hotels Corp	92,224
2,100		HIS Co Ltd	40
2,312,719		Hongkong & Shanghai Hotels	4,100
1,497,357		Indian Hotels Co Ltd	5,182
101,212		Intercontinental Hotels Group plc	2,010
83,145	e*	Isle of Capri Casinos, Inc	1,617
193,080		Kangwon Land, Inc	5,696
900		Kyoritsu Maintenance Co Ltd	16
986		Lampsa Hotel Co	24
429,332	e*	Las Vegas Sands Corp	57,281
126,294	*	Lodgian, Inc	1,490
121,501		Marcus Corp	2,333
2,243,818		Marriott International, Inc (Class A)	97,539
884,632	*	MGM Mirage	79,122
13,206,618		Minor International PCL	5,934
86,506	e*	Monarch Casino & Resort, Inc	2,461
101,109	e*	Morgans Hotel Group Co	2,199
14,079	e*	NH Hoteles S.A.	274
54,061	*	Orascom Hotels & Development	645
14,423		Orbis S.A.	404
414,930	e	Orient-Express Hotels Ltd (Class A)	21,273
450		Pierre & Vacances	62
526,000		Regal Hotels International Holdings Ltd	40
42,700		Resorttrust, Inc	909
96,290	e*	Riviera Holdings Corp	2,701
3,308,144		Shangri-La Asia Ltd	11,149
2,849,028		Starwood Hotels & Resorts Worldwide, Inc	173,078
188,479	e	Station Casinos, Inc	16,488
136,833	*	Thomas Cook Group plc	780
7,000		Tokyo Theatres Co, Inc	16
178,820	e*	Trump Entertainment Resorts, Inc	1,153
461,802	*	TUI Travel plc	2,381
12,636		Unite Group plc	93
1,153,130		United Overseas Land Ltd	4,037
166,497	e*	Vail Resorts, Inc	10,371
877,717		Wyndham Worldwide Corp	28,754
232,883		Wynn Resorts Ltd	36,693
		TOTAL HOTELS AND OTHER LODGING PLACES	1,121,305

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.21%
79,536	*	Aaon, Inc	1,569
2,700		ABILIT Corp	6
2,106,491		Acer, Inc	3,757
197,291	e	Actuant Corp (Class A)	12,818
183,142		Advantech Co Ltd	545
647,352	*	AGCO Corp	32,866
8,285	*	Aixtron AG.	81
155,553	e	Albany International Corp (Class A)	5,832
25,789		Alfa Laval AB	1,659
145,166	e*	Allis-Chalmers Energy, Inc	2,749

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
804,899		Alstom RGPT	$163,633
1,744	*	Alten	65
53,976	*	Altra Holdings, Inc	900
871,923		Amada Co Ltd	9,747
9,100		Amano Corp	110
1,770,227		American Standard Cos, Inc	63,055
90,376	e	Ampco-Pittsburgh Corp	3,559
152,104		Andritz AG.	10,508
8,566,829		Applied Materials, Inc	177,333
248,875		ARRK Corp	1,666
4,422		ASM International NV	126
368,800		ASM Pacific Technology	3,262
582,996		ASML Holding NV	19,328
126,859	*	Astec Industries, Inc	7,288
102,302	e*	ASV, Inc	1,435
389,180	*	Asyst Technologies, Inc	2,059
251,053		Atlas Copco AB (A Shares)	4,344
137,602		Atlas Copco AB (B Shares)	2,199
618,131	*	Axcelis Technologies, Inc	3,159
3,400	*	Balda AG.	33
1,285,000	*	Benq Corp	701
503,068		Black & Decker Corp	41,906
108,965	e	Black Box Corp	4,659
214,601	*	Blount International, Inc	2,438
2,386,637		Brambles Ltd	31,258
288,318	e	Briggs & Stratton Corp	7,260
5,075,345	*	Brocade Communications Systems, Inc	43,445
621,367	*	Brooks Automation, Inc	8,848
650		Bucher Industries AG.	121
196,189		Bucyrus International, Inc (Class A)	14,308
261		Burckhardt Compression Holding AG.	57
914		BWT AG.	56
2,355,730		Canon, Inc	128,589
1,900		Cardo AB	65
12,940		Cargotec Corp (B Shares)	636
250,900		Carlisle Cos, Inc	12,194
93,141	e	Cascade Corp	6,070
66,900	e	Casio Computer Co Ltd	959
4,162,769		Caterpillar, Inc	326,486
354,415		CDW Corp	30,905
131,020	*	Charter plc	3,171
26,000		Chen Hsong Holdings	19
1,300		Chiyoda Integre Co Ltd	28
1,005	*	Christ Water Technology AG.	20
498,841	*	Cirrus Logic, Inc	3,193
1,761,298	e	Citizen Watch Co Ltd	17,726
5,400		CKD Corp	50
8,841	*	Clipper Windpower plc	97
133,971	*	Columbus McKinnon Corp	3,335
2,507,898		Compal Electronics, Inc	2,824
168,856	*	Cray, Inc	1,216
679,131		Cummins, Inc	86,854
268,109		Curtiss-Wright Corp	12,735
230,023	*	Cymer, Inc	8,831
62,000		Daifuku Co Ltd	708
11,000		Daihen Corp	73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
177,465		Daikin Industries Ltd	$8,544
4,144		Danieli & Co S.p.A.	103
143		Daum Commerce Co Ltd	1
1,466,818		Deere & Co	217,705
12,592,422	*	Dell, Inc	347,551
1,317,655		Delta Electronics, Inc	5,087
266,759		Diebold, Inc	12,116
327,728		Donaldson Co, Inc	13,686
93,310		Doosan Infracore Co Ltd	3,625
1,019,893		Dover Corp	51,964
775,633	*	Dresser-Rand Group, Inc	33,127
184,564	*	Dril-Quip, Inc	9,108
2,000		DTS Corp	38
3,137		Duro Felguera S.A.	36
266,493	e	Ebara Corp	1,232
1,486		Econocom Group	16
1,112,916		Electrolux AB (Series B)	23,574
344,156	*	Electronics for Imaging, Inc	9,244
10,737,464	*	EMC Corp	223,339
505,335	*	Emulex Corp	9,687
89,049	*	ENGlobal Corp	1,016
138,206	e*	EnPro Industries, Inc	5,611
784,710	*	Entegris, Inc	6,811
734,632	*	Extreme Networks, Inc	2,821
90,652	e	Ferrotec Corp	830
3,772,102		FKI plc	7,023
96,982	e*	Flotek Industries, Inc	4,282
198,613	e*	Flow International Corp	1,752
229,178		Flowserve Corp	17,459
541,666	*	FMC Technologies, Inc	31,232
91,810	e*	Fuel Tech, Inc	2,028
1,030,168		FUJIFILM Holdings Corp	47,623
30,000	e	Furukawa Co Ltd	66
551,472	*	Gardner Denver, Inc	21,507
1,697,225	e*	Gateway, Inc	3,191
60,995	e*	Gehl Co	1,362
61,432,117		General Electric Co	2,543,290
288,710		Glory Ltd	9,174
319,540	*	Goodman Global, Inc	7,631
65,397	e	Gorman-Rupp Co	2,169
275,828		Graco, Inc	10,788
1,019,072	*	Grant Prideco, Inc	55,560
41		Gurit Holding AG.	43
22,418	*	Hanjin Heavy Industries & Construction Co Ltd	1,996
63,385	e	Hardinge, Inc	2,208
21,218		Heidelberger Druckmaschinen	928
18,341,156		Hewlett-Packard Co	913,206
290,894		Hitachi Construction Machinery Co Ltd	11,624
70,500	e*	Hitachi Zosen Corp	106
3,000		Hosokawa Micron Corp	27
12,000		Howa Machinery Ltd	12
52,696	e*	Hurco Cos, Inc	2,849
12,075		Husqvarna AB (A Shares)	154
693,026		Husqvarna AB (B Shares)	8,953
348,713		IDEX Corp	12,690
111,509		IMI plc	1,219

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
153,958	e*	Immersion Corp	$2,522
3,700		Ines Corp	22
2,633		Ingenico	76
1,408,780		Ingersoll-Rand Co Ltd (Class A)	76,736
317,908	e*	Intermec, Inc	8,304
7,940,525		International Business Machines Corp	935,394
2,189,183		International Game Technology	94,354
186,381	*	Intevac, Inc	2,833
44,100		Inventec Appliances Corp	88
3,117,408		Inventec Co Ltd	1,949
16,000		Iseki & Co Ltd	27
916,129	e	Ishikawajima-Harima Heavy Industries Co Ltd	2,879
44,376	e*	Isilon Systems, Inc	342
30,462	e	Itochu Techno-Science Corp	1,074
829,035		Jabil Circuit, Inc	18,935
1,916,000		Japan Steel Works Ltd	31,810
689,044		Joy Global, Inc	35,045
12,000		Juki Corp	114
81,042	*	Kadant, Inc	2,269
654,000		Kato Works Co Ltd	3,519
156,372	e	Kaydon Corp	8,130
151,731		Kennametal, Inc	12,742
815,086		Kinpo Electronics	330
2,287,920		Komatsu Ltd	76,885
303		Komax Holding AG.	51
45,223		Komori Corp	1,108
767,422		Konica Minolta Holdings, Inc	13,008
1,036,025		Krones AG.	83,793
17,000		KS Energy Services Ltd	46
739,767	e	Kubota Corp	6,093
2,590	*	KUKA AG.	111
572,291	*	Kulicke & Soffa Industries, Inc	4,853
96,834		Kumba Iron Ore Ltd	3,177
79,588		Kurita Water Industries Ltd	2,702
3,660		Kyro Oyj Abp	19
870,568	*	Lam Research Corp	46,366
94,995		Larsen & Toubro Ltd	6,694
314,476		Lennox International, Inc	10,629
2,120,000		Lenovo Group Ltd	1,625
699,732	*	Lexmark International, Inc (Class A)	29,060
9,090		LG Electronics, Inc	450
67,767	e	Lindsay Manufacturing Co	2,967
1,417,025		Lite-On Technology Corp	2,210
202,770	*	Logitech International S.A.	6,037
81,604		Lufkin Industries, Inc	4,490
11,000		Makino Milling Machine Co Ltd	116
338,392		Makita Corp	14,848
657,946		Manitowoc Co, Inc	29,134
1,000		Mars Engineering Corp	18
28		MCJ Co Ltd	10
600,076		Meggitt plc	3,895
16,000		Meidensha Corp	51
2,663		Metka S.A.	66
77,403	e	Micron Machinery Co Ltd	2,042
275,845	*	Micros Systems, Inc	17,949
1,053,040		Micro-Star International Co Ltd	1,062

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
77,921	e*	Middleby Corp	$5,029
130	v*	MidgardXXI, Inc	-	^
2,028,213		Mitac International	2,806
5,991,723	e	Mitsubishi Heavy Industries Ltd	39,175
5,000		Mitsubishi Kakoki Kaisha Ltd	20
4,679,614		Mitsui & Co Ltd	113,665
512,556		Mitsui Engineering & Shipbuilding Co Ltd	2,905
163,349		Mitsumi Electric Co Ltd	6,670
105,345	e	Modec, Inc	3,815
202,623		Modine Manufacturing Co	5,394
36,501		Nacco Industries, Inc (Class A)	3,777
19,000		Nachi-Fujikoshi Corp	76
142,328	*	NATCO Group, Inc (Class A)	7,365
11,500	*	Netezza Corp	144
242,417	*	Netgear, Inc	7,374
7,000		Nippon Thompson Co Ltd	62
190,370		Nordson Corp	9,558
1,120,000	e	NTN Corp	9,994
292,658	e	OCE NV	6,151
76,646	e*	Ocean RIG ASA	566
287,159	*	Oil States International, Inc	13,870
3,000		Okamoto Machine Tool Works Ltd	10
153,636	e	Oki Electric Industry Co Ltd	265
6,000		OKK Corp	19
105,000		Okuma Holdings, Inc	1,532
3,269		ONA S.A.	674
49,900	e	OSG Corp	520
1,523		Palfinger AG.	67
500,228		Pall Corp	19,459
608,551	e	Palm, Inc	9,901
920		Pfeiffer Vacuum Technology AG.	83
1,760		Pinguely-Haulotte	66
12,882		Psion plc	32
2,017,500		PT United Tractors Tbk	1,809
1,240,607		Quanta Computer, Inc	1,965
1,223,437	e*	Quantum Corp	4,160
169,939	e*	Rackable Systems, Inc	2,204
162,894	*	RBC Bearings, Inc	6,247
720,940		Rheinmetall AG.	57,271
38,518	*	Rimage Corp	864
508,476	*	Riverbed Technology, Inc	20,537
84,827		Robbins & Myers, Inc	4,860
655,575		Rockwell Automation, Inc	45,569
66,228,636		Rolls-Royce Group plc (B Shares)	139
710,454	e*	Safeguard Scientifics, Inc	1,627
54,755		Safran S.A.	1,322
96,148		Samsung Corp	7,070
1,086,973	*	SanDisk Corp	59,892
1,238,426		Sandvik AB	26,569
912		Sartorius AG.	48
58,504		Sauer-Danfoss, Inc	1,561
147,292	e*	Scansource, Inc	4,140
1,066		Schoeller-Bleckmann Oilfield Equipment AG.	91
270,533	e*	Scientific Games Corp (Class A)	10,172
2,471,292		Seagate Technology, Inc	63,216
1,249,635	m,v*	Seagate Technology, Inc	-	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
246,664	e	Seiko Epson Corp	$6,109
102,753	e*	Semitool, Inc	997
14,800	*	Sevan Marine ASA	154
1,922,000		Shanghai Electric Group Co Ltd	1,498
8,400	e	Shima Seiki Manufacturing Ltd	452
11,000		Shinko Electric Co Ltd	32
226,590		Shinmaywa Industries Ltd	1,083
120,943	e*	Sigma Designs, Inc	5,834
34,472	e*	Silicon Graphics, Inc	681
3,582	*	Singulus Technologies	44
1,325,915		SKF AB (B Shares)	27,931
80,313		SMC Corp	10,998
5,000		Sodick Co Ltd	34
65,760	e	Solarworld AG.	3,785
4,236,677	*	Solectron Corp	16,523
347,567	e*	SourceForge, Inc	852
218,555		SPX Corp	20,229
81,167		Standex International Corp	1,679
168,906	e*	STEC, Inc	1,289
1,094		Sulzer AG.	1,569
381,893		Sumitomo Heavy Industries Ltd	4,917
82,691	e*	Super Micro Computer, Inc	807
502,750		Synnex Technology International Corp	1,376
29,260	*	T-3 Energy Services, Inc	1,248
392,186	e	Tadano Ltd	5,268
5,000		Takisawa Machine Tool Co Ltd	10
5,236,315		Tat Hong Holdings Ltd	8,495
326,131		Technip S.A.	29,158
870,500		Techtronic Industries Co	992
103,240	e*	Tecumseh Products Co (Class A)	1,987
1,800		Teikoku Piston Ring Co Ltd	16
99,122		Tennant Co	4,827
679,881	*	Terex Corp	60,523
85,418		THK Co Ltd	1,803
334,751		Timken Co	12,436
7,000		Tokimec, Inc	15
255,787		Tokyo Electron Ltd	16,211
6,000		Tokyo Kikai Seisakusho Ltd	17
22,200	e	Tokyo Seimitsu Co Ltd	462
286,615		Tomkins plc	1,333
661,362	e	Tomra Systems ASA	4,784
170,942		Toro Co	10,057
4,733,077	e	Toshiba Corp	44,214
10,000		Toshiba Machine Co Ltd	75
11,000		Toyo Kanetsu K K	25
1,500		Toyo Machinery & Metal Co Ltd	7
215,529		Toyota Tsusho Corp	5,723
6,000		Tsugami Corp	23
84,296	*	TurboChef Technologies, Inc	1,113
3,723,299		Tutt Bryant Group Ltd	5,881
24,319	e	Twin Disc, Inc	1,415
136,113	e*	Ultratech, Inc	1,887
18,511	e*	Unaxis Holding AG.	6,793
4,142,766		Unisteel Technology Ltd	5,996
526,869	*	Varian Medical Systems, Inc	22,071
285,660	e*	VeriFone Holdings, Inc	12,663

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
55,446	*	Vestas Wind Systems A/S	$4,380
1,136		Vossloh AG.	123
37		Wacom Co Ltd/Japan	77
500		Waida Manufacturing Co Ltd	6
19,496		Wartsila Oyj (B Shares)	1,336
177,128		Watsco, Inc	8,224
1,590,450	*	Western Digital Corp	40,270
52,000		Win Hanverky Holdings Ltd	18
55,175		Wincor Nixdorf AG.	4,563
158,599		Woodward Governor Co	9,897
24,010		Woongjin Coway Co Ltd	788
149,672		Yokogawa Electric Corp	1,822
900		Yushin Precision Equipment Co Ltd	17
88,520	e	Zardoya Otis S.A.	2,748
291,465	*	Zebra Technologies Corp (Class A)	10,636
130,143		Zyxel Communications Corp	236
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,711,534

INSTRUMENTS AND RELATED PRODUCTS - 3.78%
111,685	e*	Abaxis, Inc	2,507
124,271	e*	Abiomed, Inc	1,545
87,577	*	Accuray, Inc	1,529
257,834	e*	Advanced Medical Optics, Inc	7,887
362,010	e*	Affymetrix, Inc	9,184
37,919		AGFA-Gevaert NV	730
2,201,430	*	Agilent Technologies, Inc	81,189
308,303	e*	Align Technology, Inc	7,809
1,254,738		Allergan, Inc	80,893
385,000	e*	Alsius Corp	2,349
386,389	e*	American Medical Systems Holdings, Inc	6,549
75,946	e	American Science & Engineering, Inc	4,759
84,144		Analogic Corp	5,365
114,852	*	Anaren, Inc	1,619
105,378	e*	Angiodynamics, Inc	1,986
14,000	e	Anritsu Corp	59
1,569,865		Applera Corp (Applied Biosystems Group)	54,380
76,893	e*	Argon ST, Inc	1,522
131,795		Arrow International, Inc	5,995
147,874	e*	Arthrocare Corp	8,265
900		Asahi Intecc Co Ltd	19
83,021		Asia Optical Co, Inc	296
91,329	e*	Aspect Medical Systems, Inc	1,239
484		Audika	22
65,122	e	Badger Meter, Inc	2,087
9,257,087		BAE Systems plc	93,469
512,061		Bard (C.R.), Inc	45,159
221,165		Bausch & Lomb, Inc	14,155
4,067,575		Baxter International, Inc	228,923
17,199,208	m,v*	BB Bioventures LP	6,128
365,770		Beckman Coulter, Inc	26,979
1,668,211		Becton Dickinson & Co	136,877
114,552	*	Bio-Rad Laboratories, Inc (Class A)	10,367
61,000	*	Biosensors International Group Ltd	29
5,760,037	*	Boston Scientific Corp	80,353
389,760	*	Bruker BioSciences Corp	3,430
61,335	e*	Cantel Medical Corp	957

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
97,504	*	Cardiodynamics International Corp	$51
297,995	e*	Cepheid, Inc	6,794
3,349		Chemring Group plc	124
1,031,138		Cobham plc	4,093
82,926		Cochlear Ltd	5,737
202,246	*	Coherent, Inc	6,488
143,713	e	Cohu, Inc	2,695
181,744	*	Conmed Corp	5,087
306,502	e	Cooper Cos, Inc	16,067
4,234		Corin Group plc	55
2,351,402		Covidien Ltd	97,583
627,083	*	Credence Systems Corp	1,938
103,722	e*	Cutera, Inc	2,719
123,638	e*	Cyberonics, Inc	1,724
82,686	e*	Cynosure, Inc (Class A)	3,051
1,385,974		Danaher Corp	114,634
69,695		Datascope Corp	2,356
696,091		Dentsply International, Inc	28,985
139,952	*	Dionex Corp	11,121
120,339	e*	DJ Orthopedics, Inc	5,909
651		Draegerwerk AG.	60
183,240		DRS Technologies, Inc	10,100
207,672	*	Eagle Test Systems, Inc	2,662
1,505,217	e	Eastman Kodak Co	40,280
105,460	e	EDO Corp	5,907
69,544		Elekta AB	1,133
6,811,348		Emerson Electric Co	362,500
142,492	e*	ESCO Technologies, Inc	4,736
143,218	*	Esterline Technologies Corp	8,171
91,610	e*	ev3, Inc	1,504
75,518	*	Excel Technology, Inc	1,884
103,426	*	FARO Technologies, Inc	4,566
202,313	e*	FEI Co	6,359
248,178		Finmeccanica S.p.A.	7,230
358,871	e*	Flir Systems, Inc	19,878
252,506	e*	Formfactor, Inc	11,204
314,679	*	Fossil, Inc	11,756
163,365	*	Foxhollow Technologies, Inc	4,313
4,800	*	Given Imaging Ltd	132
12,884,212		Golden Meditech Co Ltd	5,900
15,088	*	Gyrus Group plc	118
152,436	*	Haemonetics Corp	7,533
987,438	e*	Hologic, Inc	60,234
76,239	e*	ICU Medical, Inc	2,954
111,150	e*	I-Flow Corp	2,066
129,230	*	II-VI, Inc	4,462
309,450	e*	Illumina, Inc	16,054
194		Inficon Holding AG.	33
39,650	e*	Insulet Corp	862
95,945	e*	Integra LifeSciences Holdings Corp	4,661
202,015	*	Intuitive Surgical, Inc	46,463
193,155	e	Invacare Corp	4,516
267,312	*	Invensys plc	1,697
401,060	e*	ION Geophysical Corp	5,547
155,050	e*	Ionatron, Inc	532
160,077	e*	Itron, Inc	14,898

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
251,650	*	Ixia	$2,194
7,000	e	Jeol Ltd	27
21,023,015		Johnson & Johnson	1,381,212
272		Kaba Holding AG.	82
57,486	e*	Kensey Nash Corp	1,501
45,745		Keyence Corp	10,155
896,358		Kla-Tencor Corp	49,999
7,669	e*	Kopin Corp	29
262,598	*	Kyphon, Inc	18,382
337,644	e*	L-1 Identity Solutions, Inc	6,365
900		Lasertec Corp	21
351,920	e*	LTX Corp	1,256
126,704	e	Luxottica Group S.p.A.	4,313
13,000	*	Masimo Corp	334
79,417	e*	Measurement Specialties, Inc	2,216
76,075	*	Medical Action Industries, Inc	1,800
8,030,853		Medtronic, Inc	453,020
183,430	e	Mentor Corp	8,447
156,732	*	Merit Medical Systems, Inc	2,034
375,557	*	Mettler-Toledo International, Inc	38,307
1,500		Micronics Japan Co Ltd	36
80,503	e*	Micrus Endovascular Corp	1,471
218,139	e*	Millipore Corp	16,535
155,350	e	Mine Safety Appliances Co	7,319
311,948	*	MKS Instruments, Inc	5,933
122,781	e	Movado Group, Inc	3,919
21,967,242	m,v*	MPM Bioventures II-QP LP	13,689
117,105		MTS Systems Corp	4,872
251,227		National Instruments Corp	8,625
106,516	e*	Natus Medical, Inc	1,698
205,752	e*	Newport Corp	3,134
110,532	e	Nidec Copal Corp	1,258
5,000		Nikkiso Co Ltd	41
208,801	e	Nikon Corp	7,180
642,427		Nippon Electric Glass Co Ltd	10,347
5,000		Nipro Corp	99
102,863	e*	Northstar Neuroscience, Inc	1,148
3,419	*	Novoste Corp	9
182,619	e*	NuVasive, Inc	6,562
77,890	e*	NxStage Medical, Inc	1,129
128,355		Oakley, Inc	3,726
554,581		Olympus Corp	22,789
20,600	*	Orbotech Ltd	433
87,310	e*	Orthofix International NV	4,276
60,412	e	Osaki Electric Co Ltd	426
21,621	e*	OYO Geospace Corp	2,004
101,769	e*	Palomar Medical Technologies, Inc	2,899
8,490,616		PCCW Ltd	5,614
58,000		Peace Mark Holdings Ltd	86
696,389		PerkinElmer, Inc	20,342
809,258		Phonak Holding AG.	81,186
886,620		Pitney Bowes, Inc	40,270
127,100		PolyMedica Corp	6,675
52,863	*	Qiagen NV	1,021
5,579		Q-Med AB	80
1,103,374	e*	Resmed, Inc	4,798

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
317,301	e*	Resmed, Inc	$13,603
327,602	*	Respironics, Inc	15,735
699,995		Rockwell Collins, Inc	51,128
99,966	*	Rofin-Sinar Technologies, Inc	7,019
362,778		Roper Industries, Inc	23,762
190,618	e*	Rudolph Technologies, Inc	2,636
36,320		Samsung Techwin Co Ltd	2,766
2,200		Sectra AB (B Shares)	22
261,819	e*	Sirf Technology Holdings, Inc	5,590
91,479	e*	Sirona Dental Systems, Inc	3,263
4,126,206	m,v*	Skyline Venture Partners Qualified II	4,722
881,652	m,v*	Skyline Venture Partners Qualified III	827
542,081		Smith & Nephew plc	6,627
141,375	e*	Sonic Innovations, Inc	1,296
139,426	e*	Sonic Solutions, Inc	1,460
88,724	e*	SonoSite, Inc	2,708
168,240	e*	Spectranetics Corp	2,268
511		Sperian Protection	64
81,428	*	Spirent Communications plc	100
2,320,315	*	St. Jude Medical, Inc	102,256
380,726		STERIS Corp	10,405
723		Stratec Biomedical Systems	21
1,676,414		Stryker Corp	115,270
44,767		Swatch Group AG.	14,688
169,120		Swatch Group AG.	10,829
216,298	*	Symmetry Medical, Inc	3,612
12,400	e*	Syneron Medical Ltd	293
28,290		Synthes, Inc	3,166
28,200		Sysmex Corp	1,088
345,587		Tecan Group AG.	22,262
203,221	*	Techne Corp	12,819
350,041		Tektronix, Inc	9,710
197,546	*	Teledyne Technologies, Inc	10,547
1,158,707	*	Teradyne, Inc	15,990
374,382		Terumo Corp	18,904
4,074,063	*	Thermo Electron Corp	235,155
288,663	e*	Thoratec Corp	5,972
350		Thrane & Thrane AS	21
569,153	*	Trimble Navigation Ltd	22,316
6,940		Ultra Electronics Holdings	157
54,415	e	United Industrial Corp	4,095
1,063		Vaisala Oyj (A Shares)	61
225,219	*	Varian, Inc	14,326
182,541	e*	Veeco Instruments, Inc	3,538
183,255	e*	Ventana Medical Systems, Inc	15,743
91,307	e*	Vital Images, Inc	1,782
58,123		Vital Signs, Inc	3,031
303,640	e*	Vivus, Inc	1,506
126,663	*	Volcano Corp	2,082
540,355	*	Waters Corp	36,161
13,483		Whatman plc	51
20,377	*	William Demant Holding	1,801
188,227	*	Wright Medical Group, Inc	5,048
5,300,565	*	Xerox Corp	91,912
158,955	e*	X-Rite, Inc	2,295
403	*	Ypsomed Holding AG.	29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,839,914	*	Zimmer Holdings, Inc	$149,015
117,815	*	Zoll Medical Corp	3,054
77,069	*	Zygo Corp	1,004
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,307,660

INSURANCE AGENTS, BROKERS AND SERVICE - 0.45%
1,667,374		AON Corp	74,715
461,903		Brown & Brown, Inc	12,148
167,081	e*	Crawford & Co (Class B)	1,063
407,010	e	Gallagher (Arthur J.) & Co	11,791
2,562,908		Hartford Financial Services Group, Inc	237,197
5,507,917		HBOS plc	103,057
216,949		Hilb Rogal & Hobbs Co	9,400
49,209	e	James River Group, Inc	1,594
15,301		Jardine Lloyd Thompson Group plc	117
2,588,136		Marsh & McLennan Cos, Inc	65,998
48,102	e	MLP AG.	642
208,699	e	National Financial Partners Corp	11,057
1,637,023		QBE Insurance Group Ltd	49,098
1,364,995		Suncorp-Metway Ltd	24,588
1,600		Tsuruha Holdings, Inc	54
341,507		Unipol S.p.A.	1,071
149,209	*	United America Indemnity Ltd (Class A)	3,210
35,133		White Mountains Insurance Group Ltd	18,260
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	625,060

INSURANCE CARRIERS - 4.77%
1,591,998	e	ABC Learning Centres Ltd	9,281
29,512	e*	ACA Capital Holdings, Inc	180
4,427,218		ACE Ltd	268,157
15,861		Aditya Birla Nuvo Ltd	607
1,808,267		Admiral Group plc	33,297
3,864		Aegon NV	74
517,240		Aegon NV	9,905
6,269,229		Aetna, Inc	340,231
3,269,330		Aflac, Inc	186,483
96,974		Aksigorta A.S.	671
202,131	e	Alfa Corp	3,675
144,647		Alleanza Assicurazioni S.p.A	1,925
19,722	*	Alleghany Corp	8,007
1,099,547		Allianz AG.	256,899
335,336		Allied World Assurance Holdings Ltd	17,407
3,252,429		Allstate Corp	186,006
800	*	Alm Brand AS	50
614,277		Ambac Financial Group, Inc	38,644
324,630	e	American Equity Investment Life Holding Co	3,457
639,060		American Financial Group, Inc	18,226
12,735,427		American International Group, Inc	861,552
76,528		American National Insurance Co	10,067
79,433		American Physicians Capital, Inc	3,095
321,726	*	AMERIGROUP Corp	11,093
107,438	*	Amerisafe, Inc	1,777
3,279,667		AMP Ltd	30,674
206,492		Amtrust Financial Services, Inc	3,132
351,410	*	Arch Capital Group Ltd	26,148
154,998	*	Argo Group International Holdings Ltd	6,744

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
555,731		Aspen Insurance Holdings Ltd	$15,510
877,813	e	Assicurazioni Generali S.p.A.	38,628
521,688		Assurant, Inc	27,910
348,688		Assured Guaranty Ltd	9,474
1,132,569		Aviva plc	17,055
2,799,445		AXA Asia Pacific Holdings Ltd	19,376
2,867,624	e	AXA S.A.	128,315
2,525,534		Axis Capital Holdings Ltd	98,269
48,885	e	Baldwin & Lyons, Inc (Class B)	1,335
41,609	e	Castlepoint Holdings Ltd	478
325,640	*	Centene Corp	7,004
32,031		Chaucer Holdings plc	65
10,722		Chesnara plc	39
6,830,836		China Life Insurance Co Ltd	39,234
2,188,563		Chubb Corp	117,394
662,162		Cincinnati Financial Corp	28,678
183,138	e*	Citizens, Inc	1,401
13,010		Clal Insurance	346
199,368		CNA Financial Corp	7,839
92,743	*	CNA Surety Corp	1,635
195,636		CNP Assurances	25,026
1,796	m,v	Codan A/S	204
333,840	e	Commerce Group, Inc	9,838
2,651,878	*	Conseco, Inc	42,430
708,484	e	Corp Mapfre S.A.	3,203
43,095	*	Darwin Professional Underwriters, Inc	931
284,729		Delphi Financial Group, Inc (Class A)	11,509
78,362		Donegal Group, Inc (Class A)	1,268
86,297		Dongbu Insurance Co Ltd	3,621
48,548		EMC Insurance Group, Inc	1,262
457,083		Employers Holdings, Inc	9,420
689,670		Endurance Specialty Holdings Ltd	28,656
37,668	e*	Enstar Group Ltd	4,774
2,768		Ergo Previdenza S.p.A.	16
189,138		Erie Indemnity Co (Class A)	11,562
3,309	*	Ethniki General Insurance Co	26
340,717		Everest Re Group Ltd	37,561
20,686		Fairfax Financial Holdings Ltd	5,044
92,632		FBL Financial Group, Inc (Class A)	3,658
843,510		Fidelity National Title Group, Inc (Class A)	14,745
119,249	e*	First Acceptance Corp	602
370,206		First American Corp	13,557
65,868	*	First Mercury Financial Corp	1,417
57,946	e	Flagstone Reinsurance Holdings Ltd	770
22,291		Fondiaria-Sai S.p.A	1,047
57,145	*	Fpic Insurance Group, Inc	2,460
6,949,439		Friends Provident plc	24,456
537,846		Fuji Fire & Marine Insurance Co Ltd	1,836
3,715,920		Genworth Financial, Inc (Class A)	114,190
45,022	e	Great American Financial Resources, Inc	1,104
364,948		Great-West Lifeco, Inc	13,389
47,323	e*	Greenlight Capital Re Ltd (Class A)	960
15,344	*	Hallmark Financial Services	216
224,165		Hanover Insurance Group, Inc	9,906
2,930		Harel Insurance Investments & Finances Ltd	163
100,901		Harleysville Group, Inc	3,227

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
869,333		HCC Insurance Holdings, Inc	$24,898
706,525	*	Health Net, Inc	38,188
181,673	*	HealthExtras, Inc	5,056
388,949	*	Healthspring, Inc	7,584
20,946		Highway Insurance Holdings plc	30
296,097		Horace Mann Educators Corp	5,836
1,797,599	*	Humana, Inc	125,616
44,064		Hyundai Marine & Fire Insurance Co Ltd	867
31,967	e	Independence Holding Co	651
114,879		Infinity Property & Casualty Corp	4,620
1,366,796		Insurance Australia Group Ltd	6,367
325,632		IPC Holdings Ltd	9,394
490,549		Irish Life & Permanent plc	10,877
24,379		Kansas City Life Insurance Co	1,075
308,642		KBC Groep NV	42,461
44,866		Korean Reinsurance Co	635
107,761	e	LandAmerica Financial Group, Inc	4,201
624,728	e	Leucadia National Corp	30,124
98,984		Liberty Group Ltd	1,257
1,362,054		Lincoln National Corp	89,855
1,736,083		Loews Corp	83,940
2,709,498		Manulife Financial Corp	111,714
37,969	*	Markel Corp	18,377
763,640	*	MAX India Ltd	4,662
550,388		Max Re Capital Ltd	15,433
548,322	e	MBIA, Inc	33,475
183,625	*	Meadowbrook Insurance Group, Inc	1,654
215,061	e	Mediolanum S.p.A.	1,521
102,665		Mercury General Corp	5,537
2,003,135		Metlife, Inc	139,679
681,709		Metropolitan Holdings Ltd	1,504
1,156,808	e	MGIC Investment Corp	37,376
52,710		Midland Co	2,897
308,768		Migdal Insurance Holdings Ltd	507
1,525,441	e	Millea Holdings, Inc	61,355
2,933,404		Mitsui Sumitomo Insurance Co Ltd	34,451
84,983	e*	Molina Healthcare, Inc	3,082
572,586		Montpelier Re Holdings Ltd	10,135
146,612		Muenchener Rueckver AG.	28,175
62,608	e	National Interstate Corp	1,928
13,944		National Western Life Insurance Co (Class A)	3,569
350,081		Nationwide Financial Services, Inc (Class A)	18,841
77,949	*	Navigators Group, Inc	4,229
335,873		Nissay Dowa General Insurance Co Ltd	2,056
48,405		NYMAGIC, Inc	1,346
178,540	e	Odyssey Re Holdings Corp	6,626
9,602,093		Old Mutual plc	31,492
1,307,705		Old Republic International Corp	24,506
256,013		OneBeacon Insurance Group Ltd	5,517
81,000	*	Pacific Century Regional Developments Ltd	19
592,812		PartnerRe Ltd	46,826
379,261	*	Philadelphia Consolidated Holding Co	15,679
705,916		Phoenix Cos, Inc	9,960
1,782,000		PICC Property & Casualty Co Ltd	3,466
1,202,000		Ping An Insurance Group Co of China Ltd	16,637
917,337		Platinum Underwriters Holdings Ltd	32,987

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
178,629	e*	PMA Capital Corp (Class A)	$1,697
372,248		PMI Group, Inc	12,172
786,429		Power Corp Of Canada	31,516
553,556		Power Financial Corp	23,096
128,776		Presidential Life Corp	2,184
254,391	e*	Primus Guaranty Ltd	2,676
1,962,323		Principal Financial Group	123,803
198,477	*	ProAssurance Corp	10,692
3,900,198		Progressive Corp	75,703
331,139		Protective Life Corp	14,054
2,796,237		Prudential Financial, Inc	272,857
6,645,514		Prudential plc	102,179
929,527	e	Radian Group, Inc	21,639
105,364	*	RAM Holdings Ltd	980
124,982	e	Reinsurance Group Of America, Inc	7,085
316,270		RenaissanceRe Holdings Ltd	20,687
1,041,980		Resolution plc	14,550
119,244		RLI Corp	6,764
1,005,437		Royal & Sun Alliance Insurance Group plc	3,178
405,763		Safeco Corp	24,841
101,068		Safety Insurance Group, Inc	3,632
35,039		Samsung Fire & Marine Insurance Co Ltd	7,542
1,738,015		Sanlam Ltd	5,618
54		Schweizerische National-Versicherungs-Gesellschaft	42
48,101		SCOR	1,289
358,013	e*	Scottish Re Group Ltd	1,142
120,325	*	SeaBright Insurance Holdings, Inc	2,054
120,790	e	Security Capital Assurance Ltd	2,759
352,094		Selective Insurance Group, Inc	7,493
668,325		Sompo Japan Insurance, Inc	7,669
342,510		Stancorp Financial Group, Inc	16,958
597,754		Standard Life plc	3,528
76,874		State Auto Financial Corp	2,249
119,541		Stewart Information Services Corp	4,097
66,855		Storebrand ASA	1,039
1,135,152		Sun Life Financial, Inc	59,574
79,179		Swiss Life Holding	20,539
122,315		Swiss Reinsurance Co	10,895
385,800		T&D Holdings, Inc	23,746
5,985	*	Topdanmark A/S	985
491,763		Torchmark Corp	30,647
99,675		Tower Group, Inc	2,609
41,356	*	Tower Ltd	70
130,346		Transatlantic Holdings, Inc	9,167
4,178,389		Travelers Cos, Inc	210,340
68,713	e*	Triad Guaranty, Inc	1,303
262,558	e	TrygVesta A.S.	21,043
123,133		United Fire & Casualty Co	4,813
7,337,214		UnitedHealth Group, Inc	355,341
175,168		Unitrin, Inc	8,687
278,372	*	Universal American Financial Corp	6,350
1,734,595		UnumProvident Corp	42,446
666,033	*	Validus Holdings Ltd	16,145
82,441	*	Vesta Insurance Group, Inc	-	^
1,939,758		W.R. Berkley Corp	57,475
475,466	*	WellCare Health Plans, Inc	50,128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,964		Wesco Financial Corp	$2,374
9,050		Wiener Staedtische Allgemeine Versicherung AG.	632
1,193,869		XL Capital Ltd (Class A)	94,554
215,948		Zenith National Insurance Corp	9,694
930,450		Zurich Financial Services AG.	279,115
		TOTAL INSURANCE CARRIERS	6,690,389

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
622,316	*	Corrections Corp of America	16,286
264,753	e*	Geo Group, Inc	7,839
2,120,938	e*	PAN Fish ASA	2,699
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	26,824

LEATHER AND LEATHER PRODUCTS - 0.23%
172,634		Adidas-Salomon AG.	11,324
2,099		Antichi Pellettieri S.p.A.	28
2,651,850	*	Coach, Inc	125,353
366,974	*	Collective Brands, Inc	8,095
177,909		Continental AG.	24,603
333,502	e*	CROCS, Inc	22,428
1,045,235		Deutsche Lufthansa AG.	30,062
126,209	*	Genesco, Inc	5,822
78,731		Henkel KGaA	3,728
57,863		Hermes International	6,512
272,495	e*	Iconix Brand Group, Inc	6,483
236,423		LVMH Moet Hennessy Louis Vuitton S.A.	28,342
1,323,580		Pou Chen Corp	1,322
122,444		Steven Madden Ltd	2,320
413,215		ThyssenKrupp AG.	26,315
263,562	*	Timberland Co (Class A)	4,997
48,785	e	Weyco Group, Inc	1,532
316,368		Wolverine World Wide, Inc	8,669
817,575		Yue Yuen Industrial Holdings	2,445
		TOTAL LEATHER AND LEATHER PRODUCTS	320,380

LEGAL SERVICES - 0.01%
227,853	e*	FTI Consulting, Inc	11,463
90,247	*	Pre-Paid Legal Services, Inc	5,005
		TOTAL LEGAL SERVICES	16,468

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.03%
293,993	e	Brisa-Auto Estradas de Portugal S.A.	3,857
1,505,941		ComfortDelgro Corp Ltd	1,967
42,642	e*	Emergency Medical Services Corp (Class A)	1,290
288,587	e	Keihin Electric Express Railway Co Ltd	1,872
195,810		Keisei Electric Railway Co Ltd	1,086
351,072		Laidlaw International, Inc	12,365
543,368		SMRT Corp Ltd	625
2,874,782		Stagecoach Group plc	13,366
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	36,428

LUMBER AND WOOD PRODUCTS - 0.02%
75,991	e	American Woodmark Corp	1,884
429,426	e*	Champion Enterprises, Inc	4,715
56,913	e	Deltic Timber Corp	3,239
124,336		Duratex S.A.	3,710

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
427,206	e	Louisiana-Pacific Corp	$7,250
1,510,966		Masisa S.A.	370
771,303	*	MFI Furniture plc	1,736
116,800	e	Nobia AB	1,124
4,920		Pfleiderer AG.	114
44,864		Skyline Corp	1,350
60,357	*	Sonae Industria SGPS S.A.	678
3,084	*	Tenon Ltd	4
101,549	e	Universal Forest Products, Inc	3,036
		TOTAL LUMBER AND WOOD PRODUCTS	29,210

METAL MINING - 1.21%
239,425		Agnico-Eagle Mines Ltd	11,874
179,679		Alumina Ltd	1,138
51,455		Anglo Platinum Ltd	7,787
114,652		AngloGold Ashanti Ltd	5,429
4,300		Antofagasta plc	67
310,116	e*	Apex Silver Mines Ltd	6,032
1,481,503		Barrick Gold Corp	59,504
198,302	*	Barrick Gold Corp	7,988
45,709	*	Bendigo Mining Ltd	12
7,563,312		BHP Billiton Ltd	298,989
1,261,087		Boliden AB	26,859
537,414	e	Cameco Corp	24,789
1,328,920		Cameco Corp	61,449
45,582		CAP S.A.	1,285
107,019	*	Central African Mining & Exploration Co plc	57
87,000	*	China Molybdenum Co Ltd	192
267,081	e	Cleveland-Cliffs, Inc	23,495
1,576,290	e*	Coeur d'Alene Mines Corp	5,974
1,054,212		Companhia Vale do Rio Doce	35,629
1,512,930		Companhia Vale do Rio Doce	43,085
444,470		Companhia Vale do Rio Doce (ADR)	15,081
59,267		Compania de Minas Buenaventura S.A.	2,921
20,991		Consolidated Minerals Ltd	91
587,727	*	Eldorado Gold Corp	3,628
148,134		Energy Resources of Australia Ltd	2,641
81,961		First Quantum Minerals Ltd	8,042
210,625		Foundation Coal Holdings, Inc	8,257
2,417,081		Freeport-McMoRan Copper & Gold, Inc (Class B)	253,528
521,038		Gold Fields Ltd	9,389
1,289,053		Goldcorp, Inc	39,398
249,476	*	Harmony Gold Mining Co Ltd	2,955
855,563	e*	Hecla Mining Co	7,657
76,000	*	Hidili Industry International Development Ltd	121
75,056		Hulamin Ltd	261
67,486	e	Iluka Resources Ltd	331
445,750		Impala Platinum Holdings Ltd	15,528
294,510	*	Ivanhoe Mines Ltd	3,826
9,991	e	Jubilee Mines NL	154
16,354		Kagara Zinc Ltd	90
7,416	*	Kingsgate Consolidated Ltd	35
1,063,776	*	Kinross Gold Corp	15,893
9,795		Korea Zinc Co Ltd	1,852
3,808,300		Lanna Resources PCL	2,033
982,441	*	Lundin Mining Corp	12,554

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
176,654	*	Meridian Gold, Inc	$5,873
206,487		Minsur S.A.	693
21,100		MMC Norilsk Nickel (ADR)	5,713
574,574		MMC Norilsk Nickel (ADR)	156,284
52,492	*	Mount Gibson Iron Ltd	111
647,988	e	Newcrest Mining Ltd	16,100
2,746,477		Newmont Mining Corp	122,850
78,400		Novolipetsk Steel (GDR)	2,662
617,041		Orica Ltd	16,481
1,275,128	e	Oxiana Ltd	4,390
1,069,269	e*	Paladin Resources Ltd	7,344
86,352	*	PAN American Silver Corp	2,510
17,957		Perilya Ltd	64
57,601		Polyus Gold (ADR)	2,540
1,803,000		PT Aneka Tambang Tbk	547
127,000		PT International Nickel Indonesia Tbk	882
385,507	e	Rio Tinto Ltd	37,020
791,185		Rio Tinto plc	68,441
289,207	e*	Rosetta Resources, Inc	5,304
126,049	e	Royal Gold, Inc	4,128
149,498	e*	ShengdaTech, Inc	901
714,565		Sherritt International Corp	11,437
329,716	e	Southern Copper Corp	40,829
67,735		Southern Copper Corp	8,433
67,355	*	St Barbara Ltd	36
205,219	e*	Stillwater Mining Co	2,112
5,036,000		Straits Asia Resources Ltd	5,255
12,416	e	Sumitomo Titanium Corp	1,082
891,116		Teck Cominco Ltd (Class B)	42,305
18,428		Umicore	4,404
294,190	e*	Uranium Resources, Inc	2,762
248,147	*	US Gold Corp	1,556
1,691		Vedanta Resources plc	70
469,105		Volcan Cia Minera S.A.	2,106
753,115		Xstrata plc	49,986
601,340	e	Yamana Gold, Inc	7,104
2,997,500		Zijin Mining Group Co Ltd	4,658
1,490,233		Zinifex Ltd	23,432
		TOTAL METAL MINING	1,696,305

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.24%
148,220	e	Aderans Co Ltd	3,103
31,248	e	Amer Sports Oyj	724
71,879	*	Armstrong World Industries, Inc	2,918
261,204		Blyth, Inc	5,342
64,868		Bulgari S.p.A.	1,021
427,936		Callaway Golf Co	6,851
22,000		Chow Sang Sang Hldg	31
971,000		Citic Pacific Ltd	6,195
8,000		Daiwa Seiko, Inc	14
172,299	e	Daktronics, Inc	4,690
587,712		Fortune Brands, Inc	47,893
2,051,737		Futuris Corp Ltd	3,878
20,087		GWA International Ltd	70
1,048,721		Hasbro, Inc	29,238
210,000		Hutchison Harbour Ring Ltd	15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
171,685	e*	Jakks Pacific, Inc	$4,586
435,000		Magnum Corp BHD	369
75,249	e	Marine Products Corp	638
2,035,125		Mattel, Inc	47,744
11,580,000		Ming Fung Jewellery Group Ltd	1,564
6,000		Mitsuboshi Belting Co Ltd	31
29,100		Morgan Crucible Co plc	177
35,179		Namco Bandai Holdings, Inc	511
187,955	e	Nautilus, Inc	1,498
107,686,579		Playmates Holdings Ltd	11,082
1,780		Rapala VMC Oyj	14
122,704	*	RC2 Corp	3,398
78,594	*	Russ Berrie & Co, Inc	1,320
13,000		Ryobi Ltd	85
41,493		Sankyo Co Ltd	1,680
199,881	e*	Shuffle Master, Inc	2,988
9,270		Societe BIC S.A.	795
53,563		Steinway Musical Instruments, Inc	1,587
82,830		Tasaki Shinju Co Ltd	330
6,000		Tomy Co Ltd	32
2,793,615		Tyco International Ltd	123,869
582,900	e	Yamaha Corp	13,067
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	329,348

MISCELLANEOUS RETAIL - 1.11%
136,890	e*	1-800-FLOWERS.COM, Inc (Class A)	1,587
98,306	e*	AC Moore Arts & Crafts, Inc	1,549
1,848,296	*	Amazon.com, Inc	172,169
2,100		AOKI Holdings, Inc	42
4,733		Avenir Telecom	13
3,598		Axis Communications AB	78
195,767		Aygaz A.S.	835
407,032		Barnes & Noble, Inc	14,352
2,426		Beate Uhse AG.	10
2,650		Belluna Co Ltd	27
2,528,686		Best Buy Co, Inc	116,370
5,000		Best Denki Co Ltd	35
117,811		Big 5 Sporting Goods Corp	2,203
95,268	e*	Blue Nile, Inc	8,967
90,913		Books-A-Million, Inc	1,203
340,887	e	Borders Group, Inc	4,544
76,459	e*	Build-A-Bear Workshop, Inc	1,358
3,832		Carpetright plc	82
244,983		Cash America International, Inc	9,211
36,200		Circle K Sunkus Co Ltd	563
254,929	e*	CKX, Inc	3,138
3,300		Clas Ohlson AB (B Shares)	81
725,171	e*	Coldwater Creek, Inc	7,875
632,973		Compagnie Financiere Richemont AG.	41,945
9,257,748		CVS Corp	366,885
33,383	*	Daum Communications Corp	2,517
242,011		DCC plc	7,143
224,681	*	Dick's Sporting Goods, Inc	15,087
16,000		Dickson Concepts International Ltd	17
835,808	*	Dollar Tree Stores, Inc	33,884
4,800		Don Quijote Co Ltd	99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
279,018		Douglas Holding AG.	$17,430
12		Dr Ci:Labo Co Ltd	18
1,021,900		EDION Corp	11,379
668		Etam Developpement S.A.	38
1,647		Exmar NV	50
354,398	*	Ezcorp, Inc (Class A)	4,767
7,893		Folli-Follie S.A.	322
1,035,122		Game Group plc	4,066
5,859	*	Gander Mountain Co	32
169	*	GIFI	14
113,721	e*	GSI Commerce, Inc	3,025
163,500	e*	Hancock Fabrics, Inc/DE	294
2,560		Hellenic Duty Free Shops S.A.	45
168,451	e*	Hibbett Sports, Inc	4,178
61,387		HMV Group plc	147
305,199		Home Retail Group	2,328
1,991,798		Hutchison Whampoa Ltd	21,305
685,482		Ichitaka Co Ltd	1,325
53	e	Index Corp	18
8,000		Izumiya Co Ltd	45
623,547		Jean Coutu Group, Inc (Class A)	8,306
39		Jelmoli Holding AG.	107
21,807	*	KarstadtQuelle AG.	730
2,200		Kojima Co Ltd	13
61,020		Largan Precision Co Ltd	669
175,713		Longs Drug Stores Corp	8,728
5,914		Majestic Wine plc	40
7,000	e*	Maruetsu, Inc	38
9,000	*	Maruzen Co Ltd	12
391,200	e,m,v	Matsumotokiyoshi Co Ltd	7,237
247,517	*	Meinl European Land Ltd	3,529
213,729		Metro AG.	19,304
1,600		Ministop Co Ltd	29
211,587		MSC Industrial Direct Co (Class A)	10,704
5		MTI Ltd	8
492,995		Next plc	19,810
330		Nihon Chouzai Co Ltd	5
344,108		Nippon Mining Holdings, Inc	3,457
4,600		Nissen Holdings Co Ltd	26
153,282	e*	Nutri/System, Inc	7,187
2,001,320	*	Office Depot, Inc	41,267
374,974		OfficeMax, Inc	12,850
805,529		Origin Energy Ltd	7,362
134,295	e*	Overstock.com, Inc	3,868
1,374,998		Pacific Brands Ltd	3,782
5,100		Parco Co Ltd	68
228,500		Parkson Retail Group Ltd	2,061
50,859	e*	PC Connection, Inc	636
1,066,942		Petsmart, Inc	34,035
217,912	e*	Priceline.com, Inc	19,340
65,154	e	Pricesmart, Inc	1,538
3,062	*	QXL Ricardo plc	63
4,408,787	e*	Rite Aid Corp	20,369
18,700		Ryohin Keikaku Co Ltd	1,076
50,000		SA SA International Holdings Ltd	18
330,329	e	Sanoma-WSOY Oyj	10,273

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
301,687	e*	Sears Holdings Corp	$38,375
600		Seijo Corp	12
3,500		Senshukai Co Ltd	44
300,903		Shoppers Drug Mart Corp	16,451
77,312	*	Shutterfly, Inc	2,467
670,176		Signet Group plc	1,148
100,814	e*	Stamps.com, Inc	1,207
3,448,370		Staples, Inc	74,105
2,600		Sugi Pharmacy Co Ltd	63
25,759	*	Swisslog Holding AG.	37
160,328	e	Systemax, Inc	3,277
889,108		Tiffany & Co	46,545
331,603		Tsutsumi Jewelry Co Ltd	8,054
154,065	e*	Valuevision International, Inc (Class A)	1,142
3		Village Vanguard Co Ltd	13
4,269,325		Walgreen Co	201,683
18,754		WH Smith plc	147
215,830		World Fuel Services Corp	8,808
116,006	e	Xebio Co Ltd	2,828
287,106	*	Zale Corp	6,644
90,564	e*	Zumiez, Inc	4,018
		TOTAL MISCELLANEOUS RETAIL	1,550,308

MOTION PICTURES - 0.82%
160,329		Astral Media, Inc	7,067
733,000		Astro All Asia Networks plc	761
251,598	e*	Avid Technology, Inc	6,813
1,152,583	e*	Blockbuster, Inc (Class A)	6,189
76,844	e	Carmike Cinemas, Inc	1,412
3,154,880		CBS Corp (Class B)	99,379
104,168	e	Cinemark Holdings Inc	1,933
1,620,953	*	Discovery Holding Co (Class A)	46,764
589,819	*	DreamWorks Animation SKG, Inc (Class A)	19,712
56,309	*	Entertainment Rights plc	25
34,000	*	eSun Holdings Ltd	28
90,014	e*	Gaiam, Inc (Class A)	2,163
283,060	e*	Macrovision Corp	6,972
2,650,900		Major Cineplex Group PCL	1,377
222,191		National CineMedia, Inc	4,977
13,624,586		News Corp (Class A)	299,605
30,581	*	Premiere AG.	660
1,058,414	e	Regal Entertainment Group (Class A)	23,232
25,976		SMG plc	18
7,052		Southern Cross Broadcasting Australia Ltd	107
769,313	*	Time Warner Telecom, Inc (Class A)	16,902
21,442,427		Time Warner, Inc	393,683
167,300	e	Toei Animation Co Ltd	4,442
9,000		Toei Co Ltd	47
97,700		Toho Co Ltd	1,931
5,271,462	*	Viacom, Inc (Class B)	205,429
2,759		Wegener NV	70
		TOTAL MOTION PICTURES	1,151,698

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.00%**
155,096	e*	Premier Exhibitions, Inc	2,339
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	2,339

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
NONDEPOSITORY INSTITUTIONS - 1.41%
120,457	e*	Accredited Home Lenders Holding Co	$1,406
51,490	e	Acom Co Ltd	1,148
540,413		Advance America Cash Advance Centers, Inc	5,766
8,247		Advanta Corp (Class A)	201
201,192		Advanta Corp (Class B)	5,517
695,900		Aeon Credit Service Co Ltd	7,482
1,485,308		Aeon Thana Sinsap Thailand PCL	2,188
59,750	e	Aiful Corp	936
2,400		Aktiv Kapital ASA	40
21,000	*	Alternative Asset Management Acquisition Corp	185
924,675	e	American Capital Strategies Ltd	39,511
6,987,941		American Express Co	414,874
672,382	e*	AmeriCredit Corp	11,820
393,555	e	Ares Capital Corp	6,403
60,744	e	Asta Funding, Inc	2,328
52,100		Australian Wealth Management Ltd	115
11,000		BlackRock Kelso Capital Corp	160
876,688		Broadridge Financial Solutions, Inc	16,613
1,113,200		Bursa Malaysia BHD	3,594
2,502,401		Capital One Financial Corp	166,234
598,288		CapitalSource, Inc	12,109
300,869		Cattles plc	2,148
307,108	e	Centerline Holding Co	4,714
2,457,561	e	Challenger Financial Services Group Ltd	13,520
1,338,083		CIT Group, Inc	53,791
620,215		Collins Stewart plc	2,608
114,489	e*	CompuCredit Corp	2,486
2,983,451		Countrywide Financial Corp	56,715
34,114	e*	Credit Acceptance Corp	788
132,330		Credit Saison Co Ltd	3,410
68,221	e	D Carnegie AB	1,434
87,378	e	Delta Financial Corp	429
419,721		Deutsche Postbank AG.	30,817
4,677,205		Discover Financial Services	97,286
3,813,700		ECM Libra Avenue BHD	1,030
92,017	e*	Encore Capital Group, Inc	1,086
6,985,453		Fannie Mae	424,785
72,103	e	Federal Agricultural Mortgage Corp (Class C)	2,117
165,442	e	Financial Federal Corp	4,634
152,675	*	First Cash Financial Services, Inc	3,576
3,300,709		First Financial Holding Co Ltd	2,377
379,432	e	First Marblehead Corp	14,392
3,179,117		Freddie Mac	187,600
303,760	e*	Freedom Acquisition Holding, Inc	3,417
128,723	e	Hercules Technology Growth Capital, Inc	1,708
583,200	e	Hitachi Capital Corp	7,337
874,000		Hong Leong Finance Ltd	2,283
129,331	e	Hypo Real Estate Holding AG.	7,355
430,843		ICAP plc	4,646
678,088		ICICI Bank Ltd	18,079
201,553		IGM Financial, Inc	10,659
168,687	e*	Information Services Group, Inc	1,290
434,527		Infrastructure Development Finance Co Ltd	1,538

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
433		Interhyp AG.	$33
39,023		International Personal Finance plc	157
6,000		Intrum Justitia AB	93
296,559	e*	INVESTools, Inc	3,585
215,141		Investor AB (B Shares)	5,525
12,000		Jaccs Co Ltd	24
8,800		Japan Securities Finance Co Ltd	85
59		Kenedix, Inc	103
15,207,000		Kim Eng Holdings Ltd	20,372
81,445		Kohlberg Capital Corp	1,227
85,543		Kotak Mahindra Bank Ltd	1,980
7,700		Lopro Corp	5
221,093	e*	Marathon Acquisition Corp	1,744
351,900	e	MCG Capital Corp	5,064
6,538,360		Mega Financial Holding Co Ltd	4,137
5,825		Meliorbanca S.p.A.	31
48,300	*	Mercadolibre, Inc	1,769
860,000	*	Moneysupermarket.com Group plc	3,097
6,467,325		National Finance PCL	2,962
120,940	e	Nelnet, Inc (Class A)	2,206
71,122	e*	NewStar Financial, Inc	799
96,932	e	NGP Capital Resources Co	1,573
6		Nissin Co Ltd	-	^
136,719	e*	NTR Acquisition Co	1,296
243,505	e*	Ocwen Financial Corp	2,296
1,844	e	Osaka Securities Exchange Co Ltd	8,155
231		OZ Holding AG.	18
103,456	e	Patriot Capital Funding, Inc	1,383
93,082	e	Perpetual Trustees Australia Ltd	6,035
302,694	*	PHH Corp	7,955
1,167,563	*	Polaris Securities Co Ltd	633
61,000	e	Promise Co Ltd	1,487
19,554		Provident Financial plc	358
34,000		Public Financial Holdings Ltd	23
116,400	*	Redecard S.A.	2,172
104,771		Reliance Capital Ltd	4,164
1,700		Ricoh Leasing Co Ltd	35
295		SFCG Co Ltd	41
1,713,235	*	SLM Corp	85,096
83,031		SM Investments Corp	687
18,753		Smiths News plc	47
15,835		Student Loan Corp	2,855
4,101,000	*	Taishin Financial Holdings Co Ltd	2,099
88,716	e	Takefuji Corp	1,761
109,246	e	Technology Investment Capital Corp	1,461
1,031,188		Textron, Inc	64,150
759,506	*	Tower Australia Group Ltd	1,543
5,382,205		Tullett Prebon plc	47,517
138,679	e*	World Acceptance Corp	4,588
		TOTAL NONDEPOSITORY INSTITUTIONS	1,973,111

NONMETALLIC MINERALS, EXCEPT FUELS - 0.13%
70,714		Aber Diamond Corp	2,771
139,091	e	AMCOL International Corp	4,603
114,282		Cimsa Cimento Sanayi Ve Tica	985
192,437		Compass Minerals International, Inc	6,551

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
207,011		Florida Rock Industries, Inc	$12,936
971,470		Grupo Mexico S.A. de C.V. (Series B)	6,976
370,251		Haci Omer Sabanci Holding A.S.	2,377
253,226	e*	Idaho General Mines, Inc	1,681
2,961,170		Itochu Corp	35,963
39,493	*	Kimberley Diamond Co NL	23
1,500		Nippon Ceramic Co Ltd	23
560,899		Potash Corp of Saskatchewan	59,239
56,553	e	Solvay S.A.	8,207
480,429		Vulcan Materials Co	42,830
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	185,165

OIL AND GAS EXTRACTION - 3.54%
21,439		Abbot Group plc	130
2,266,877	e	Acergy S.A.	67,381
118,646		Addax Petroleum Corp	4,680
47,407		Aker Kvaerner ASA	1,510
2,071,388		Anadarko Petroleum Corp	111,337
13,725	e	APCO Argentina, Inc	1,447
77,305	e*	Arena Resources, Inc	5,064
165,079		Atlas America, Inc	8,523
109,062	*	ATP Oil & Gas Corp	5,129
144,839	*	Atwood Oceanics, Inc	11,089
45,883	*	Australian Worldwide Exploration Ltd	140
3,298,316		Baker Hughes, Inc	298,069
225,258	e*	Basic Energy Services, Inc	4,735
208,547	e	Berry Petroleum Co (Class A)	8,256
4,760,668		BG Group plc	82,403
161,864	e*	Bill Barrett Corp	6,379
1,347,765		BJ Services Co	35,783
171,078	e*	Bois d'Arc Energy, Inc	3,280
220,990	e*	Brigham Exploration Co	1,310
146,393	e*	Bronco Drilling Co, Inc	2,167
117,919	e*	Cal Dive International, Inc	1,769
111,172	e*	Callon Petroleum Co	1,548
810,389	*	Cameron International Corp	74,791
1,046,027		Canadian Natural Resources Ltd	79,463
282,297		Canadian Oil Sands Trust	9,366
279,356		Canetic Resources Trust	4,249
116,880	e*	Carrizo Oil & Gas, Inc	5,243
199,846	e*	Cheniere Energy, Inc	7,828
1,846,863		Chesapeake Energy Corp	65,120
9,452,000		China Oilfield Services Ltd	21,764
344,020	e	Cimarex Energy Co	12,815
36,462	e*	Clayton Williams Energy, Inc	1,203
12,718,000		CNOOC Ltd	21,366
112,523	e*	CNX Gas Corp	3,237
234,474	e*	Compagnie Generale de Geophysique S.A.	76,616
218,070	*	Complete Production Services, Inc	4,466
238,126	*	Comstock Resources, Inc	7,344
26,200	*	Concho Resources, Inc	388
70,030	e*	Contango Oil & Gas Co	2,535
147,419	*	Continental Resources, Inc	2,674
47,314	e*	Dawson Geophysical Co	3,667
352,584	e*	Delta Petroleum Corp	6,329
4,406,697	*	Denbury Resources, Inc	196,935

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
273,887	e*	DET Norske Oljeselskap	$569
282,225		Diamond Offshore Drilling, Inc	31,973
53,521	*	Duvernay Oil Corp	1,707
175,775	e*	Edge Petroleum Corp	2,257
406,849	e*	Electromagnetic GeoServices AS	6,792
5,803	*	Emerald Energy plc	23
1,468,538		EnCana Corp	90,801
310,543	*	Encore Acquisition Co	9,829
199,015	e*	Energy Partners Ltd	2,922
324,436		Enerplus Resources Fund	15,298
250,618	b,m,v*	Enron Corp	-	^
1,140,509		ENSCO International, Inc	63,983
163,218		Ensign Energy Services, Inc	3,082
503,914		Equitable Resources, Inc	26,138
349,910	e*	EXCO Resources, Inc	5,788
11,247		Expro International Group plc	226
355,872	e*	Exterran Holdings, Inc	28,591
297,958	*	First Calgary Petroleums Ltd	1,447
301,845	e*	Forest Oil Corp	12,991
1,317,000		Formosa Petrochemical Corp	3,955
186,558	e*	FX Energy, Inc	1,390
261,468		GAIL India Ltd	2,487
160,952	e	Gaz de France	8,363
167,379	e*	GeoGlobal Resources, Inc	603
36,530	*	Geokinetics, Inc	853
94,443	*	Geomet, Inc	481
1,079,608	*	Global Industries Ltd	27,811
1,196,007		GlobalSantaFe Corp	90,920
60,088	e*	GMX Resources, Inc	1,933
85,149	e*	Goodrich Petroleum Corp	2,699
1,343,873	e*	Grey Wolf, Inc	8,802
104,165	e*	Gulfport Energy Corp	2,465
6,406,967		Halliburton Co	246,028
158,628		Harvest Energy Trust	4,269
250,276	e*	Harvest Natural Resources, Inc	2,988
376,415	*	Helix Energy Solutions Group, Inc	15,983
397,162		Helmerich & Payne, Inc	13,039
435,023	*	Hercules Offshore, Inc	11,358
199,645	*	Horizon Offshore, Inc	3,294
584,886		Husky Energy, Inc	24,374
70,200		Idemitsu Kosan Co Ltd	7,902
767	g,v	INA Industrija Nafte DD (GDR)	419
12,686		INA Industrija Nafte DD (GDR)	6,927
830		Inpex Holdings, Inc	8,527
2,610,334	*	Integra Group Holdings (GDR)	40,591
2,600		Japan Petroleum Exploration Co	193
9,493		JKX Oil & Gas plc	68
2,000		Kanto Natural Gas Development Ltd	13
60,295		Kayne Anderson Energy Development Co	1,536
695,498		KazMunaiGas Exploration Production (GDR)	16,685
1,357	*	Key Energy Services, Inc	23
57,055	e*	Lundin Petroleum AB	657
478,302	*	Mariner Energy, Inc	9,906
284,394	e*	McMoRan Exploration Co	3,825
627,572	*	Meridian Resource Corp	1,556
1,158,975	*	Nabors Industries Ltd	35,662

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,237,006	*	National Oilwell Varco, Inc	$178,747
40,971		Neste Oil Oyj	1,500
488,063	e*	Newpark Resources, Inc	2,616
713,139	*	Nexen, Inc	21,789
51,508		Niko Resources Ltd	5,036
1,300,904		Noble Corp	63,809
524,312		Norsk Hydro ASA	22,806
67,450		NovaTek OAO (GDR)	3,541
313,238	*	Oceaneering International, Inc	23,743
353,800		Oil & Gas Development Co Ltd	670
208,166		Oil & Natural Gas Corp Ltd	5,005
752,285	e*	Oilsands Quest, Inc	3,333
209,309	*	OPTI Canada, Inc	3,918
47,600		Pakistan Petroleum Ltd	209
204,344	*	Parallel Petroleum Corp	3,472
599,429	e*	Parker Drilling Co	4,867
953,741		Patterson-UTI Energy, Inc	21,526
238,638		Penn Virginia Corp	10,495
287,640		Penn West Energy Trust	8,936
987,459		Petro-Canada	56,657
33,985,075		PetroChina Co Ltd	64,439
33,900	m,v*	PetroCorp	-	^
938,123	e*	PetroHawk Energy Corp	15,404
79,361	e*	Petroleum Development Corp	3,520
50,588		Petroleum Geo-Services ASA	1,459
58,000	*	Petrolia Drilling ASA	31
298,804	*	Petroquest Energy, Inc	3,206
284,048	e*	Pioneer Drilling Co	3,460
468,951		Pioneer Natural Resources Co	21,093
294,487	*	Plains Exploration & Production Co	13,022
247,807		Pogo Producing Co	13,161
291,708		Precision Drilling Trust	5,593
1,829,214	*	Pride International, Inc	66,858
65,965		ProSafe ASA	1,177
257,051		Provident Energy Trust	3,267
7,647,500		PT Apexindo Pratama Duta	1,965
1,810,000	*	PT Energi Mega Persada Tbk	168
1,987,700		PTT Exploration & Production PCL	7,887
206,824	*	Quicksilver Resources, Inc	9,731
609,827		Range Resources Corp	24,796
13,236	*	Regal Petroleum plc	50
728,188	e*	Renewable Energy Corp A.S.	33,565
3,500	*	Revus Energy ASA	45
30,586	*	Roc Oil Co Ltd	90
450,252		Rowan Cos, Inc	16,470
174,860	e	RPC, Inc	2,485
3,939,116		Saipem S.p.A.	168,059
1,019,853	e	Santos Ltd	13,620
6,351,648		Schlumberger Ltd	666,923
3,203,900		Scomi Group BHD	1,345
93,677	*	SEACOR Holdings, Inc	8,909
66,371	*	SeaDrill Ltd	1,493
254,568		Singapore Petroleum Co Ltd	1,165
59,784	*	SK Energy Co Ltd	10,452
1,083,815		Smith International, Inc	77,384
866,171	*	Southwestern Energy Co	36,249

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
258,669		St. Mary Land & Exploration Co	$9,227
160,556	*	Sterling Energy plc	38
177,891	*	Stone Energy Corp	7,117
235,865	e*	Sulphco, Inc	2,076
377,607	*	Superior Energy Services	13,382
59,949	*	Superior Offshore International, Inc	674
83,730	e*	Superior Well Services, Inc	1,903
72,300	e	Surgutneftegaz (ADR)	4,945
94,700		Surgutneftegaz (ADR)	6,430
177,012	*	Swift Energy Co	7,243
1,683,220		Talisman Energy, Inc	33,050
14,382	*	Tap Oil Ltd	27
324,142	*	Tetra Technologies, Inc	6,852
31,943	*	TGS Nopec Geophysical Co ASA	655
280,739	e	Tidewater, Inc	17,642
220,000	*	Titan Petrochemicals Group Ltd	17
81,435	e*	Toreador Resources Corp	963
3,105,452		Total S.A.	252,496
1,266,626	*	Transocean, Inc	143,192
145,740		Trican Well Service Ltd	2,967
83,697	e*	Trico Marine Services, Inc	2,494
166,314	e*	TXCO Resources, Inc	1,490
80,978	*	Union Drilling, Inc	1,181
214,394	*	Unit Corp	10,377
862,805	*	UTS Energy Corp	4,788
370,255	e*	Vaalco Energy, Inc	1,692
66,174	*	Venoco, Inc	1,135
262,952		W&T Offshore, Inc	6,411
292,372	e*	Warren Resources, Inc	3,666
1,394,952	*	Weatherford International Ltd	93,713
109,000	*	West Siberian Resources Ltd	91
175,313	*	Western Oil Sands, Inc (Class A)	6,863
163,719	*	W-H Energy Services, Inc	12,074
231,318	*	Whiting Petroleum Corp	10,282
137,923	*	Willbros Group, Inc	4,689
661,886	e	Woodside Petroleum Ltd	29,484
5,578,360		XTO Energy, Inc	344,966
		TOTAL OIL AND GAS EXTRACTION	4,970,038

PAPER AND ALLIED PRODUCTS - 0.68%
550,708	*	Abitibi-Consolidated, Inc	974
5,785,022		Anglo American plc	389,290
355,368		Aracruz Celulose S.A.	2,606
408,171		Bemis Co	11,882
49,332		Billerud AB	662
316,017	e	Bowater, Inc	4,715
228,584	*	Buckeye Technologies, Inc	3,461
561,461	*	Canfor Corp	6,237
295,696	e*	Cenveo, Inc	6,396
109,684	e*	Chesapeake Corp	928
2,332,778	*	Domtar Corporation	19,129
76,803		Empresas CMPC S.A.	2,751
255,261	e	Glatfelter	3,788
373,201	e*	Graphic Packaging Corp	1,687
173,843		Greif, Inc (Class A)	10,549
7,833		Grupo Empresarial Ence S.A.	89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
30,000		Hengan International Group Co Ltd	$113
45,825		Holmen AB (B Shares)	1,756
2,100,822		International Paper Co	75,356
2,347,126		Kimberly-Clark Corp	164,909
385,576		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,756
5,000	*	Kishu Paper Co Ltd	8
315,495		Klabin S.A.	1,205
55,777	e	Kokuyo Co Ltd	580
7,573		Mayr-Melnhof Karton AG.	837
839,714		MeadWestvaco Corp	24,797
169,975	e*	Mercer International, Inc	1,606
42,872		Metso Oyj	2,953
803		Miquel y Costas	24
28,000	e	Mitsubishi Paper Mills Ltd	54
113,997	*	Mondi Ltd	1,138
97,169		Mondi Ltd	965
6,585		Mondi Packaging Paper Swiecie S.A.	211
3,609,031		Mondi plc	34,336
516,513		Nampak Ltd	1,619
81,913		Neenah Paper, Inc	2,711
929,000		Nine Dragons Paper Holdings Ltd	2,904
154		Nippon Paper Group, Inc	476
140,519		Norske Skogindustrier ASA	1,504
353,910	e	OJI Paper Co Ltd	1,713
821,608		Packaging Corp of America	23,884
2,826,366	e	PaperlinX Ltd	7,624
314,103	*	Playtex Products, Inc	5,742
207,964		Rock-Tenn Co (Class A)	6,010
93,700	e	Sanrio Co Ltd	969
146,848		Sappi Ltd	2,227
109,583		Schweitzer-Mauduit International, Inc	2,553
1,361,703	*	Smurfit-Stone Container Corp	15,905
947,837		Sonoco Products Co	28,606
517,149		Stora Enso Oyj (R Shares)	10,073
494,741		Svenska Cellulosa AB (B shares)	9,232
577,379		Temple-Inland, Inc	30,387
5,000		Tomoku Co Ltd	10
32,700		Uni-Charm Corp	2,007
440,791		UPM-Kymmene Oyj	10,660
72,222		Votorantim Celulose e Papel S.A.	2,069
250,695		Wausau Paper Corp	2,795
912,717		Yuen Foong Yu Paper Manufacturing Co Ltd	433
		TOTAL PAPER AND ALLIED PRODUCTS	949,861

PERSONAL SERVICES - 0.10%
615,405		Cintas Corp	22,832
155,516		Coinmach Service Corp (Class A)	1,865
189,629	e*	Coinstar, Inc	6,100
51,777	e	CPI Corp	1,994
635,817		Davis Service Group plc	6,966
2,505		Debt Free Direct Group plc	12
126,157		G & K Services, Inc (Class A)	5,071
1,500,319		H&R Block, Inc	31,777
160,961	e	Jackson Hewitt Tax Service, Inc	4,500
1,173,473		Kuala Lumpur Kepong BHD	4,546
18,215		Mcbride plc	65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
29,872		Photo-Me International plc	$32
271,000		Regis Corp	8,648
1,262,042		Rentokil Initial plc	4,310
453,076	e*	Sally Beauty Holdings, Inc	3,828
1,258,463		Service Corp International	16,234
89,846	*	Steiner Leisure Ltd	3,899
81,890		Unifirst Corp	3,068
168,991	e	Weight Watchers International, Inc	9,727
		TOTAL PERSONAL SERVICES	135,474

PETROLEUM AND COAL PRODUCTS - 5.97%
124,155	e	Alon USA Energy, Inc	4,194
3,600		AOC Holdings, Inc	59
3,550,613		Apache Corp	319,768
3,700		Aromatics Thailand PCL	8
300,000		Aromatics Thailand PCL	661
527,067		Ashland, Inc	31,735
75,970		Bharat Petroleum Corp Ltd	681
30,928,927		BP plc	359,116
52,837		BP plc (ADR)	3,664
991,657		Cabot Oil & Gas Corp	34,867
10,870,211		Chevron Corp	1,017,234
13,408,764		China Petroleum & Chemical Corp	16,748
8,570,967		ConocoPhillips	752,274
149,358	e	Delek US Holdings, Inc	3,746
3,415,255		Devon Energy Corp	284,149
4,336,616		ENI S.p.A.	160,716
1,160,701		EOG Resources, Inc	83,953
30,579,653		Exxon Mobil Corp	2,830,453
784,337		Frontier Oil Corp	32,660
269,154	e*	Headwaters, Inc	4,005
25,664		Hellenic Petroleum S.A.	410
1,523,476		Hess Corp	101,357
16,340		Hindustan Petroleum Corp Ltd	109
402,762		Holly Corp	24,097
698,868		Imperial Oil Ltd	34,632
381,354		LUKOIL (ADR)	31,691
3,889,513		Marathon Oil Corp	221,780
12,559		Motor Oil Hellas Corinth Refineries S.A.	333
712,688		Murphy Oil Corp	49,810
493,149	*	Newfield Exploration Co	23,750
1,184,093		Noble Energy, Inc	82,934
46,587	e*	Nova Biosource Fuels, Inc	131
10,136,595		Occidental Petroleum Corp	649,553
398,609		OMV AG.	26,618
35,200	*	Petkim Petrokimya Holding	289
71,900		Petrobras Energia Participaciones S.A.(ADR)	723
1,230,665		Petroleo Brasileiro S.A.	39,747
1,056,932		Petroleo Brasileiro S.A.	39,959
776,080		Petroleo Brasileiro S.A. (ADR)	58,594
12,977		PGG Wrightson Ltd	19
198,003	*	Polski Koncern Naftowy Orlen S.A.	4,158
349,975		Premier Farnell plc	1,133
1,697,700		PTT PCL	16,643
849,900		Rayong Refinery PCL	632
279,614	e	Repsol YPF S.A.	9,988

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,657,336		Royal Dutch Shell plc (A Shares)	$233,465
4,286,917		Royal Dutch Shell plc (B Shares)	176,473
839		Rubis	79
1,597		Samir	164
2,000		Shell Refining Co	6
21,873		Showa Shell Sekiyu KK	281
20,511		SK Corp	4,370
37,515		S-Oil Corp	3,337
2,652,311	e	Statoil ASA	90,399
1,409,200	*	Suncor Energy, Inc	133,606
1,069,409		Suncor Energy, Inc	101,560
522,415		Sunoco, Inc	36,977
58,696		Tatneft (GDR)	6,457
767,902		Tesoro Corp	35,339
8,000		Toa Oil Co Ltd	13
189,749	e	TonenGeneral Sekiyu KK	1,908
105,198		Tupras Turkiye Petrol Rafine	2,789
38,167	*	Unipetrol	604
2,690,815		Valero Energy Corp	180,769
101,157	e	WD-40 Co	3,453
120,609	e	Western Refining, Inc	4,894
4,700		YPF S.A. (ADR)	182
		TOTAL PETROLEUM AND COAL PRODUCTS	8,376,906

PIPELINES, EXCEPT NATURAL GAS - 0.08%
2,695,967		Spectra Energy Corp	65,997
1,030,982		TransCanada Corp	37,802
636,423	*	Wellstream Holdings plc	10,619
		TOTAL PIPELINES, EXCEPT NATURAL GAS	114,418

PRIMARY METAL INDUSTRIES - 1.31%
310,086	e	Acerinox S.A.	9,330
10,000		Aichi Steel Corp	59
623,622	*	AK Steel Holding Corp	27,408
21,792		Alcan, Inc	2,179
853,044	e*	Alcan, Inc	85,103
3,932,972		Alcoa, Inc	153,858
512,129		Allegheny Technologies, Inc	56,309
6,309		Altri SGPS S.A.	46
1,798		Aluminium of Greece S.A.I.C.	40
576,000		Angang New Steel Co Ltd	2,230
776,007	e	ArcelorMittal	61,247
9,786		Bekaert S.A.	1,312
292,927	e	Belden CDT, Inc	13,741
4,278,009		BHP Billiton plc	153,174
414,020		BlueScope Steel Ltd	3,949
107,854	e*	Brush Engineered Materials, Inc	5,597
144,331		Carpenter Technology Corp	18,764
343,987		Catcher Technology Co Ltd	2,540
205,652	e*	Century Aluminum Co	10,828
6,844,941		China Steel Corp	10,099
15,100		Chugai Mining Co Ltd	4
7,000		Chugai Ro Co Ltd	26
51,157	*	Claymont Steel, Inc	1,036
45,326	e*	Coleman Cable, Inc	627
563,471	*	CommScope, Inc	28,309

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
83,056		Companhia Siderurgica Nacional S.A.	$5,838
8,371,780		Corning, Inc	206,364
2,635		Cumerio	107
31,297		Daewoo International Corp	1,313
215,841	e	Daido Steel Co Ltd	1,840
21,620		Dongkuk Steel Mill Co Ltd	1,141
169,001		DOWA HOLDINGS CO Ltd	2,141
346,000	m,v*	Dowa Mining Co Ltd	3
8,032		EL Ezz Aldekhela Steel Alexandria	1,466
36,913		El Ezz Steel Co	347
151,405		Encore Wire Corp	3,805
3,404	*	EnerTAD S.p.A.	19
266,239		Eregli Demir ve Celik Fabrikalari TAS	2,493
13,150		Evraz Group S.A. (GDR)	832
79,093		Fujikura Ltd	501
1,593,598	e	Furukawa Electric Co Ltd	7,797
238,368	*	General Cable Corp	15,999
141,425		Gerdau S.A.	3,067
199,701		Gerdau S.A.	5,220
150,453	e	Gibraltar Industries, Inc	2,783
10,000		Godo Steel Ltd	38
72,367	*	Haynes International, Inc	6,178
301,723		Hindalco Industries Ltd	1,304
23,656		Hoganas AB (Class B)	628
238,009		Hubbell, Inc (Class B)	13,595
1,012,000		Hunan Non-Ferrous Metal Corp Ltd	1,044
33,499		Hyundai Steel Co	2,826
1,941,000		Jiangxi Copper Co Ltd	6,280
174,520		Johnson Matthey plc	5,952
102,360		KGHM Polska Miedz S.A.	4,783
4,598,839		Kobe Steel Ltd	17,176
64,182	e*	LB Foster Co (Class A)	2,789
988,000		Maanshan Iron & Steel	1,080
732,799	*	Madeco S.A.	91
182,240		Matthews International Corp (Class A)	7,982
26,100		Mechel Steel Group OAO (ADR)	1,331
2,667,552		Mitsubishi Materials Corp	16,581
2,000		Mitsubishi Shindoh Co Ltd	5
13,000		Mitsubishi Steel Manufacturing Co Ltd	63
391,933		Mitsui Mining & Smelting Co Ltd	1,689
144,765		Mittal Steel South Africa Ltd	2,880
233,385		Mueller Industries, Inc	8,435
9,000		Nakayama Steel Works Ltd	21
9,000		Nippon Denko Co Ltd	71
6,000		Nippon Koshuha Steel Co Ltd	12
1,063,413		Nippon Light Metal Co Ltd	2,342
12,000	e	Nippon Metal Industry Co Ltd	55
9,653,672		Nippon Steel Corp	69,504
11,500		Nippon Yakin Kogyo Co Ltd	115
1,557,876	e	Nisshin Steel Co Ltd	7,025
46,691	e*	Northwest Pipe Co	1,766
1,595,666		Nucor Corp	94,894
46,048	e	Olympic Steel, Inc	1,251
196,980	e	OneSteel Ltd	1,206
243,007		Outokumpu Oyj	8,729
1,367		PKC Group Oyj	21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,790		Poongsan Corp	$163
57,772		POSCO	42,483
717,026		Precision Castparts Corp	106,106
306,123	e	Quanex Corp	14,382
1,675	*	Recylex S.A.	62
123,137	*	RTI International Metals, Inc	9,760
80,000		S Science Co Ltd	13
61,028		Salzgitter AG.	11,986
126,877	e	Schnitzer Steel Industries, Inc (Class A)	9,299
171,200		Severstal (GDR)	3,629
9,800	m,v	Siderar SAIC (Class A) (ADR)	517
1,524		Sonasid	601
1,003,790		Steel Authority Of India	5,218
562,516		Steel Dynamics, Inc	26,270
1,255,839	e	Sumitomo Electric Industries Ltd	20,008
28,000	e	Sumitomo Light Metal Industries Ltd	50
7,813,221		Sumitomo Metal Industries Ltd	45,574
444,577		Sumitomo Metal Mining Co Ltd	10,799
130,034	*	Superior Essex, Inc	4,848
23,000		SWCC Showa Holdings Co Ltd	33
4,000		Tatsuta Electric Wire and Cable Co Ltd	9
190,361		Tenaris S.A. (ADR)	10,017
148,249	e	Texas Industries, Inc	11,638
409,930	e*	Titanium Metals Corp	13,757
2,776		TKH Group NV	68
17,208	e	Toho Titanium Co Ltd	632
12,000		Toho Zinc Co Ltd	111
1,069,438	e	Tokyo Steel Manufacturing Co Ltd	16,610
4,000		Tokyo Tekko Co Ltd	22
48,000		Tori Holdings Co Ltd	8
195,696	e	Tredegar Corp	3,376
11,587		Tubacex S.A.	114
676,826		United States Steel Corp	71,703
34,730	e*	Universal Stainless & Alloy	1,382
122,067		Usinas Siderurgicas de Minas Gerais S.A.	9,556
91,067		Usinas Siderurgicas de Minas Gerais S.A.	6,359
499,011	e	Vallourec	143,735
32,697		Viohalco S.A.	538
264,411		Voestalpine AG.	22,848
8,996,150		Walsin Lihwa Corp	4,521
73,732	e*	Wheeling-Pittsburgh Corp	1,423
410,886	e	Worthington Industries, Inc	9,680
		TOTAL PRIMARY METAL INDUSTRIES	1,840,541

PRINTING AND PUBLISHING - 0.56%
320,968	e*	ACCO Brands Corp	7,203
20,317		Agora S.A.	394
6,884		Alma Media	115
355,527		American Greetings Corp (Class A)	9,386
600,904		APN News & Media Ltd	2,783
44,206		Arnoldo Mondadori Editore S.p.A.	428
484,897		Belo (A.H.) Corp (Class A)	8,418
7,528		Bloomsbury Publishing plc	23
160,395		Bowne & Co, Inc	2,672
3,844		Caltagirone Editore S.p.A.	27
5,728		Cermaq ASA	106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
14		CHINTAI Corp	$6
98,250	*	Consolidated Graphics, Inc	6,169
54,966	e	Courier Corp	1,935
45,685		CSS Industries, Inc	1,643
426,637	e	Dai Nippon Printing Co Ltd	6,099
97,697		Daily Mail & General Trust	1,259
82,149		De La Rue plc	1,227
124,294	*	Dogan Yayin Holding	530
12,700	*	Dolan Media Co	309
243,702		Dow Jones & Co, Inc	14,549
483,020		Dun & Bradstreet Corp	47,631
65,699		Emap plc	1,182
60,141		Eniro AB	733
162,038		Ennis, Inc	3,571
385,643	e	EW Scripps Co (Class A)	16,197
18,133,000		Fung Choi Media Group Ltd	8,178
33,472		Future plc	30
7,000		Gakken Co Ltd	21
1,615,435		Gannett Co, Inc	70,595
60,643	e	GateHouse Media, Inc	773
205,787		Harte-Hanks, Inc	4,050
107,280		Hurriyet Gazetecilik A.S.	340
907,340		Independent News & Media plc	3,377
3,131,320		John Fairfax Holdings Ltd	13,115
265,101		John Wiley & Sons, Inc (Class A)	11,911
311,451		Journal Communications, Inc (Class A)	2,953
7,000		Kyodo Printing Co Ltd	22
3,829		Lambrakis Press S.A.	15
275,976	e	Lee Enterprises, Inc	4,297
136,770	e*	Martha Stewart Living Omnimedia, Inc (Class A)	1,593
175,749	e	McClatchy Co (Class A)	3,511
2,474,970		McGraw-Hill Cos, Inc	126,001
131,331		Media General, Inc (Class A)	3,613
291,879		Meredith Corp	16,725
165	*	Metro International S.A. (A Shares)	-	^
331	*	Metro International S.A. (B Shares)	-	^
59,794		Multi-Color Corp	1,364
552,754	e	New York Times Co (Class A)	10,922
112,000		Oriental Press Group	18
1,874,500		Orkla ASA	33,483
468,004		PagesJaunes Groupe S.A.	9,616
1,843,352		Pearson plc	28,569
108,314	e*	Playboy Enterprises, Inc (Class B)	1,163
30,783		PMP Ltd	41
260,490	e	Primedia, Inc	3,657
268,900	e	PRONEXUS, Inc	2,018
102,538	*	Quebecor World, Inc	993
378,132	*	R.H. Donnelley Corp	21,183
1,068,589		R.R. Donnelley & Sons Co	39,068
1,350,124		Reed Elsevier NV	25,644
3,126,748		Reed Elsevier plc	39,535
1,035,364		Reuters Group plc	13,621
80,013	e	Schawk, Inc	1,806
206,819	e	Schibsted ASA	10,895
382		Schlott Gruppe AG.	10
196,251	e*	Scholastic Corp	6,841

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
48,000		SCMP Group Ltd	$16
2,481,547		Singapore Press Holdings Ltd	7,217
1,000		Sondagsavisen AS	10
10,615		St Ives Group plc	45
96,531	e	Standard Register Co	1,227
178,600		Star Publications Malaysia BHD	177
351,968	e*	Sun-Times Media Group, Inc (Class A)	799
4,799		Teleperformance	187
335,033		Thomson Corp	14,033
4,900		Toppan Forms Co Ltd	49
1,077,444	e	Toppan Printing Co Ltd	11,097
386,381	e*	Tribune Co	10,556
734,392		Trinity Mirror plc	6,191
1,203,550		United Business Media plc	17,053
236,083	e*	Valassis Communications, Inc	2,106
227,733	e*	VistaPrint Ltd	8,510
22,458		Washington Post Co (Class B)	18,029
128,421		Wolters Kluwer NV	3,813
1,796,913		Yell Group plc	15,772
837,492		Yellow Pages Income Fund	11,434
		TOTAL PRINTING AND PUBLISHING	784,483

RAILROAD TRANSPORTATION - 0.53%
683,600	*	Asciano Group	5,441
1,625,994		Burlington Northern Santa Fe Corp	131,982
44,615		Canadian National Railway Co	2,543
909,163	e*	Canadian National Railway Co	51,882
356,827		Canadian Pacific Railway Ltd	25,112
1,460		Central Japan Railway Co	15,507
2,136,900		CSX Corp	91,310
8,590		East Japan Railway Co	67,754
418,567		Firstgroup plc	5,896
195,604	e*	Genesee & Wyoming, Inc (Class A)	5,641
872,000		Guangshen Railway Co Ltd	750
364,546	e*	Kansas City Southern Industries, Inc	11,727
2,198,070		Norfolk Southern Corp	114,102
426,064	e	Odakyu Electric Railway Co Ltd	2,749
1,755,604		Union Pacific Corp	198,489
3,726		West Japan Railway Co	17,776
		TOTAL RAILROAD TRANSPORTATION	748,661

REAL ESTATE - 0.72%
700		Able, Inc	9
4,316		Acanthe Developpement S.A.	18
4,676		Aedes S.p.A.	32
275,100	e	Aeon Mall Co Ltd	8,406
15,825		Africa Israel Investments Ltd	1,534
1,016,000		Agile Property Holdings Ltd	2,133
13,251,500		Allgreen Properties Ltd	17,127
850		Allreal Holding AG.	100
38,951		AMP NZ Office Trust	39
54		Apamanshop Holdings Co Ltd	19
154	e	Ardepro Co Ltd	40
73		Arealink Co Ltd	32
642,449		Ascendas Real Estate Investment Trust	1,181
1,900		Atrium Co Ltd	52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
114,048		Ayala Corp	$1,392
16,741,343		Ayala Land, Inc	6,039
63,807	*	Babcock & Brown Communities Ltd	58
2,261	*	Babis Vovos International Construction S.A.	78
196,401		Bovis Homes Group plc	2,628
520,666		British Land Co plc	12,485
462,671		Brixton plc	3,429
268,755		Brookfield Properties Co	6,674
115,000	e*	Brookfield Properties Corp	2,864
2,228	*	CA Immo International AG.	38
7,055		Capital & Regional plc	106
4,476,587		CapitaLand Ltd	24,560
149,124		Castellum AB	1,857
360,000		Cathay Real Estate Development Co Ltd	180
1,313,004	*	CB Richard Ellis Group, Inc (Class A)	36,554
2,114,600		Central Pattana PCL	1,712
1,903,479	e	Centro Properties Group	12,448
92,065		Centro Retail Group	133
9,484,731		Champion Real Estate Investment Trust	5,393
4,608,646		Cheuk Nang Holdings Ltd	4,268
1,086,531		Cheung Kong Holdings Ltd	17,918
890,000	v*	China Aoyuan Property Group Ltd	595
2,685,500		China Overseas Land & Investment Ltd	6,128
9,857,500		China Properties Group Ltd	6,378
1,200,000		China Resources Land Ltd	2,501
1,736,000		Chinese Estates Holdings Ltd	2,787
2,183,195		City Developments Ltd	23,809
8,216		Cofinimmo	1,453
1,352	*	Colonia Real Estate AG.	52
31,970	e	Consolidated-Tomoka Land Co	2,149
8,313	*	Conwert Immobilien Invest AG.	154
40,042		Corio NV	3,420
2,333,000	*	Country Garden Holdings Co Ltd	3,967
14		Creed Corp	32
127,549		Cyrela Brazil Realty S.A.	1,739
4,200		Daibiru Corp	53
1,445,900		Daiman Development BHD	840
3,189,142		DB RREEF Trust	5,688
186,467	*	Desarrolladora Homex S.A. de C.V.	1,727
2,995		Deutsche Euroshop AG.	111
1,974		Deutsche Wohnen AG.	85
3,889		Douja Promotion Groupe Addoha S.A.	1,655
134,200	*	E&O Property Development BHD	128
11,587	*	Echo Investment S.A.	390
140,849		Fabege AB	1,678
5,000,096		Far East Consortium	2,251
258,235,000	*	Filinvest Land, Inc	9,974
346,424	e	Forest City Enterprises, Inc (Class A)	19,109
8		Funai Zaisan Consultants Co Ltd	17
61,096		Gafisa S.A.	1,028
12,271		Gecina S.A.	2,082
83,227	*	Globe Trade Centre S.A.	1,495
84,851	*	Grubb & Ellis Co	789
739,936		Guangzhou R&F Properties Co Ltd	3,493
23,000		Guocoland Ltd	79
1,050	v	Hamborner AG.	14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
304,122		Hammerson plc	$7,293
2,201,546		Hang Lung Properties Ltd	9,855
9		Harakosan Co Ltd	23
14,000		Heiwa Real Estate Co Ltd	97
1,636,026		Henderson Land Development Co Ltd	12,974
26,000		Ho Bee Investment Ltd	38
467,018		Hopewell Holdings	2,229
523,274		Hopson Development Holdings Ltd	1,743
1,829,007		Hysan Development Co Ltd	5,070
21,370		Icade	1,557
21		IDU Co	19
8,799,700		IGB Corp BHD	7,153
14,266		Immobiliare Grande Distribuzione	56
366,357		IMMOFINANZ Immobilien Anlagen AG.	4,571
108		Intershop Holdings	29
226,400		IOI Properties BHD	844
18,900	e*	IRSA Inversiones y Representaciones S.A. (GDR)	300
85,121		IVG Immobilien AG.	3,173
399,031	*	IVR Prime Urban Developers Ltd	4,631
3,100		Japan General Estate Co Ltd	50
2,001,600		Johor Land BHD	828
2,900		Joint Corp	78
451,647		Jones Lang LaSalle, Inc	46,411
85,000		Keppel Land Ltd	475
743,019		Kerry Properties Ltd	5,706
63,501		Klepierre	3,643
11,140		Klovern AB	44
2,642,130		Kowloon Development Co Ltd	6,743
1,345,185		Kungsleden AB	17,326
208,923,000		Lai Fung Holdings Ltd	10,616
78,100		Land and Houses PCL	17
710,700		Land and Houses PCL	180
5,914,009		Land and Houses PCL	1,260
185		Leasinvest Real Estate SCA	19
366,700		Leopalace21 Corp	12,036
1,234,125		Liberty International plc	28,810
143,778	e*	LoopNet, Inc	2,953
961,757	e	Macquarie Goodman Group	5,897
5,820,300	*	Malaysian Resources Corp BHD	4,287
10,280		Medinet Nasr Housing	90
76,993,500		Megaworld Corp	5,896
348,000	*	Metro Pacific Investments Corp	30
76,236		MI Developments, Inc (Class A)	2,525
16,522	*	Minerva plc	76
769,750		Mirvac Group	3,723
1,275,460		Mitsubishi Estate Co Ltd	36,532
1,447,615		Mitsui Fudosan Co Ltd	40,203
151,508	*	Musashino Kogyo Co Ltd	356
7,527,066		New World China Land Ltd	7,214
9,566,551		New World Development Ltd	26,458
171,900		Nomura Real Estate Holdings, Inc	5,028
160		Nordicom A/S	28
3,000		NorGani Hotels ASA	52
717,000	*	Orient Resources Group Co Ltd	199
196,491		ORIX Corp	44,818
48		Pacific Management Corp	60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
233,279		Parsvnath Developers Ltd	$1,981
52,000,000	*	PT Sentul City Tbk	3,241
19,188,300		Quality House PCL	991
14		Recrm Research Co Ltd	12
9	*	re-plus, Inc	10
9,882	e	Risa Partners, Inc	18,583
5,390,000		Robinsons Land Corp	1,974
39,507		Rubicon America Trust	36
413,030		Segro plc	4,221
13,769		Shaftesbury plc	140
23,361,104		Shanghai Real Estate Ltd	10,097
3,062,000		Shenzhen Investment Ltd	2,734
333,040		Shoei Co Ltd	5,135
4,699,862		Shui On Land Ltd	5,719
33,720		Singapore Land Ltd	232
853,569		Sino Land Co	2,124
2,056,500	*	Sino-Ocean Land Holdings Ltd	2,910
479		Societe de la Tour Eiffel	84
2,600,100		SP Setia BHD	6,715
15,913,956	*	SPG Land Holdings Ltd	12,754
303,425	e	St. Joe Co	10,198
624,213		Stewart Enterprises, Inc (Class A)	4,757
34,620	*	Stockland	274
2,750,282		Stockland Trust Group	21,964
24,373	e*	Stratus Properties, Inc	861
1,124,220	e	Sumitomo Realty & Development Co Ltd	39,541
1,616		Sun Frontier Fudousan Co Ltd	2,786
1,012,789		Sun Hung Kai Properties Ltd	17,067
34		Suncity Co Ltd	15
41,000		TAI Cheung Holdings	33
3,741		Technopolis plc	33
239,622		Thomas Properties Group, Inc	2,875
41,000	v	Tian An China Investment	50
10,000		TOC Co Ltd	92
225,800		Tokyo Tatemono Co Ltd	2,880
15,000		Tokyotokeiba Co Ltd	39
1,954,677		Tokyu Land Corp	19,621
2,000		Tokyu Livable, Inc	34
18		Tosei Corp	12
5,500		Towa Real Estate Development Co Ltd	15
27,564	*	Uni Land S.p.A.	17
167,975		Unibail	43,231
1,167	*	Unibail-Rodamco	301
14,139,899	*	Unitech Corporate Parks plc	29,653
1,440,956		United Industrial Corp Ltd	2,968
1,866,716	e	Urban Corp	30,276
7,744	*	Urbas Proyectos Urbanisticos S.A.	17
2,160		Vastned Offices/Industrial	68
1,733		Vastned Retail NV	140
1,693		Vivacon AG.	44
2,800		Wallenstam Byggnads AB (B Shares)	58
19,938		Wereldhave NV	2,401
1,547,573	e	Westfield Group	29,799
42,336		Wihlborgs Fastigheter AB	785
2,405,490		Wing Tai Holdings Ltd	6,251

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,649		Zueblin Immobilien Holding AG.	$23
		TOTAL REAL ESTATE	1,010,580

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.51%
47,844	*	AEP Industries, Inc	2,026
341,007	e	Ansell Ltd	3,782
8,000		Bando Chemical Industries Ltd	47
3,880,911	e	Bayer AG.	308,906
989,960		Bridgestone Corp	21,891
413,298		Cheng Shin Rubber Industry Co Ltd	937
767		Compagnie Plastic-Omnium S.A.	42
382,144		Cooper Tire & Rubber Co	9,324
1,336		Deceuninck NV	34
92,660	*	Deckers Outdoor Corp	10,174
79,670		Denki Kagaku Kogyo KK	447
2,091,460		Formosa Chemicals & Fibre Corp	5,364
971,915	*	Goodyear Tire & Rubber Co	29,556
102,060		Hankook Tire Co Ltd	2,091
76,199	e*	Metabolix, Inc	1,848
157,270		Michelin (C.G.D.E.) (Class B)	21,143
1,553,216	e	Mitsui Chemicals, Inc	15,429
2,370,788		Newell Rubbermaid, Inc	68,326
4,500		Nifco, Inc	108
2,530,359		Nike, Inc (Class B)	148,431
87,770		Nokian Renkaat Oyj	3,437
2,000		Nolato AB (B Shares)	18
2,500,904		Pirelli & C S.p.A.	3,013
3,265,081		PT Gajah Tunggal Tbk	189
269	*	Quadrant AG.	45
187,575		Schulman (A.), Inc	3,701
644,034		Sealed Air Corp	16,461
109,097	*	Skechers U.S.A., Inc (Class A)	2,411
206,173		Spartech Corp	3,517
654,016	e	Sumitomo Bakelite Co Ltd	3,764
127,154		Titan International, Inc	4,059
66,442	e*	Trex Co, Inc	739
446,516		Tupperware Corp	14,061
253,727		Uponor Oyj	7,876
4,916		Viscofan S.A.	115
178,954	e	West Pharmaceutical Services, Inc	7,455
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	720,767

SECURITY AND COMMODITY BROKERS - 2.35%
522,963		A.G. Edwards, Inc	43,798
641,114	e	Allco Finance Group Ltd	5,262
130,501		AllianceBernstein Holding LP	11,493
1,230,848		Ameriprise Financial, Inc	77,679
214,870		Australian Stock Exchange Ltd	10,248
1,800		Avanza AB	33
2,773		AWD Holding AG.	93
11,129		Azimut Holding S.p.A.	171
861,077	e	Babcock & Brown Ltd	20,989
9,300		Banca Finnat Euramerica S.p.A.	12
696,560	e	Bear Stearns Cos, Inc	85,545
253,561	e	BlackRock, Inc	43,970
239,963		Calamos Asset Management, Inc (Class A)	6,774
4,587	*	Capinordic AS	21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,507,383		Charles Schwab Corp	$97,359
1,486,000	*	China Everbright Ltd	5,295
322,557		CME Group, Inc	189,454
92,119	e	Cohen & Steers, Inc	3,411
19,000		Cosmo Securities Co Ltd	28
102,052	e*	Cowen Group, Inc	1,410
104,490		Daewoo Securities Co Ltd	3,140
20,640		Daishin Securities Co Ltd	683
1,363,000		Daiwa Securities Group, Inc	12,982
15,709	*	DeA Capital S.p.A.	54
166,990	e	Deutsche Boerse AG.	22,740
2,512,801	*	E*Trade Financial Corp	32,817
1,106	e	E*Trade Securities Co Ltd	1,050
538,480		Eaton Vance Corp	21,518
70,761	e*	Epoch Holding Corp	996
56,926		Evercore Partners, Inc (Class A)	1,497
13,900	*	FBR Capital Markets Corp	179
45,787	e*	FCStone Group, Inc	1,478
1,068,193		Federated Investors, Inc (Class B)	42,407
69		Fintech Global, Inc	21
1,077,946		Franklin Resources, Inc	137,438
36,315	e	GAMCO Investors, Inc (Class A)	1,990
167,147	e*	GFI Group, Inc	14,395
2,146,207		Goldman Sachs Group, Inc	465,169
104,419	e	Greenhill & Co, Inc	6,375
151,020		Hana Financial Group, Inc	7,120
53,632		Hellenic Exchanges S.A.	1,721
1,587,414		Hong Kong Exchanges and Clearing Ltd	48,518
175,150		Hyundai Securities Co	4,086
181,337		Indiabulls Financial Services Ltd	2,722
179,557	*	Indiabulls Real Estate Ltd	3,087
234,691	e*	Interactive Brokers Group, Inc (Class A)	6,163
455,035	*	IntercontinentalExchange, Inc	69,120
204,202	e	International Securities Exchange, Inc	13,573
192,194	*	Investment Technology Group, Inc	8,260
715,301		Janus Capital Group, Inc	20,229
473,405		Jefferies Group, Inc	13,175
168,218	e*	KBW, Inc	4,841
2,601,800		Kim Eng Securities Thailand PCL	1,837
612,048	*	Knight Capital Group, Inc (Class A)	7,320
27,731		Korea Investment Holdings Co Ltd	1,824
368,572	e*	LaBranche & Co, Inc	1,725
520,585	e*	Ladenburg Thalmann Financial Services, Inc	1,020
701,519		Lazard Ltd (Class A)	29,744
9,451,305		Legal & General Group plc	25,835
613,845		Legg Mason, Inc	51,741
4,577,047		Lehman Brothers Holdings, Inc	282,541
130,935		London Stock Exchange Group plc	4,401
566,833	e	Macquarie Bank Ltd	42,451
174,150	e*	MarketAxess Holdings, Inc	2,612
6,600		Marusan Securities Co Ltd	61
94,200	e	Matsui Securities Co Ltd	722
4,758,819		Merrill Lynch & Co, Inc	339,209
295,870	*	MF Global Ltd	8,580
43,416	e	MFS Ltd	181
14,523		Mirae Asset Securities Co Ltd	1,388

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
209,749	m,v	Mitsubishi Securities Co	$1,837
6,571,411		Morgan Stanley	413,999
70,385	e*	Morningstar, Inc	4,322
799,762	*	Nasdaq Stock Market, Inc	30,135
249,950		Nikko Cordial Corp	3,140
3,612,984	e	Nomura Holdings, Inc	60,581
5,000		Nordnet AB (B Shares)	15
5,446		Numis Corp plc	30
326,761		Nuveen Investments, Inc (Class A)	20,240
550,879	e	Nymex Holdings, Inc	71,713
4,081	*	NYSE Euronext	327
1,106,604		NYSE Euronext	87,610
64,918		OMX AB	2,816
231,749	e	optionsXpress Holdings, Inc	6,058
2,668,700		OSK Holdings BHD	1,825
4,192		Panmure Gordon & Co plc	11
80,635	e*	Penson Worldwide, Inc	1,490
517,000	m,v*	Peregrine Investment Holdings	-	^
113,198	e*	Piper Jaffray Cos	6,067
19,579		RAB Capital plc	39
372,942		Raymond James Financial, Inc	12,251
38,464		Samsung Securities Co Ltd	3,488
83,371	e	Sanders Morris Harris Group, Inc	846
7,086	e	SBI Holdings, Inc	1,860
90,480		Schroders plc	2,568
1,137,258		SEI Investments Co	31,024
2,872,700	e	Shinko Securities Co Ltd	13,305
1,903,977		Singapore Exchange Ltd	16,534
79,076	e*	Stifel Financial Corp	4,574
897		Swissquote Group Holding S.A.	50
152,683	e	SWS Group, Inc	2,701
1,335,949		T Rowe Price Group, Inc	74,399
7,377		Tamburi Investment Partners S.p.A.	25
1,022,042	*	TD Ameritrade Holding Corp	18,622
129,772	e*	Thomas Weisel Partners Group, Inc	1,883
71,871		Tong Yang Investment Bank	1,319
90,773		TSX Group, Inc	4,381
413		Union Financiere de France BQE S.A.	23
2,745,565		UOB-Kay Hian Holdings Ltd	3,974
61,180	e	US Global Investors, Inc (Class A)	1,164
7,346	e	Value Line, Inc	362
4,208		Van der Moolen Holding NV	19
1,835		Viel et Compagnie	14
468,558		Waddell & Reed Financial, Inc (Class A)	12,665
59,390		Woori Investment & Securities Co Ltd	1,681
113,657	e	WP Stewart & Co Ltd	1,127
		TOTAL SECURITY AND COMMODITY BROKERS	3,298,895

SOCIAL SERVICES - 0.02%
134,816	*	Bright Horizons Family Solutions, Inc	5,776
122,472	e*	Capital Senior Living Corp	1,031
64,988	e*	Providence Service Corp	1,908
134,003	*	Res-Care, Inc	3,061
985,416		Vedior NV	21,681
		TOTAL SOCIAL SERVICES	33,457

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
SPECIAL TRADE CONTRACTORS - 0.06%
20,022	e	Alico, Inc	$868
182,768	e*	AsiaInfo Holdings, Inc	1,656
10,118		Asian Paints Ltd	251
448,192	*	Carso Infraestructura y Construccion S.A. de C.V.	451
174,289		Chemed Corp	10,834
228,530		Comfort Systems USA, Inc	3,245
923,672	e	COMSYS Holdings Corp	10,132
4,000		Daimei Telecom Engineering Corp	46
261,849	*	Dycom Industries, Inc	8,020
406,064	*	EMCOR Group, Inc	12,734
160,991	e*	Insituform Technologies, Inc (Class A)	2,452
119,360	e*	Integrated Electrical Services, Inc	3,057
25,091		KCI Konecranes Oyj	1,009
83,538		Kinden Corp	764
23,005		Kone Oyj (Class B)	1,678
8,000		Kyowa Exeo Corp	84
95,001	e*	Layne Christensen Co	5,271
4,843	*	PBG S.A.	660
689,205	e*	Quanta Services, Inc	18,229
4,000		Taihei Kogyo Co Ltd	22
		TOTAL SPECIAL TRADE CONTRACTORS	81,463

STONE, CLAY, AND GLASS PRODUCTS - 0.59%
3,560,854		3M Co	333,225
963		Adana Cimento (Class A)	8
14,860		Akcansa Cimento A.S.	114
200,000		Anant Raj Industries Ltd	7,580
228,840		Apogee Enterprises, Inc	5,936
1,106,000	e	Asahi Glass Co Ltd	14,876
1,471,780		Asia Cement Corp	2,503
102,408		Associated Cement Co Ltd	3,077
382,228		Boral Ltd	2,439
132,999	e*	Cabot Microelectronics Corp	5,686
110,799	e	CARBO Ceramics, Inc	5,621
6,525		Cementir S.p.A.	66
5,937,949	*	Cemex S.A. de C.V.	17,813
1,028,795	e	Central Glass Co Ltd	5,186
2,442,568		Cimpor Cimentos de Portugal S.A.	20,236
385,994		Compagnie de Saint-Gobain	40,284
634,000		Cookson Group plc	9,897
181,226		CRH plc	7,197
11,262		Cristalerias de Chile S.A.	159
422		Dyckerhoff AG.	26
211,708	e	Eagle Materials, Inc	7,566
6,948		Epcos AG.	136
14,112		FLSmidth & Co A/S	1,501
663,283		Gentex Corp	14,221
3,608,502		Goldsun Development & Construction Co Ltd	2,272
22,201		Grasim Industries Ltd	1,956
495,856		Grupo Carso S.A. de C.V. (Series A1)	1,900
841,525		Gujarat Ambuja Cements Ltd	3,052
25,181		HeidelbergCement AG.	3,717
914,336		Holcim Ltd	100,995
1,156	v	Holcim Maroc S.A.	417
5,365,000		Holcim Philippines, Inc	977

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
140,770		Industrias Penoles S.A. de C.V.	$2,368
22,650		Italcementi S.p.A.	502
353,118	e	James Hardie Industries NV	2,234
5,000		Krosaki Harima Corp	17
391	v	Lafarge Ciments	282
3,524,200	*	Lafarge Malayan Cement BHD	1,862
119,921	e	Lafarge S.A.	18,579
64,688	e	Libbey, Inc	1,133
59,000		Lucky Cement Ltd	125
2,802,000		Luks Group Vietnam Holdings Ltd	3,770
14,670		Marshalls plc	87
1,100,358	e	NGK Insulators Ltd	35,444
1,595,630	e	Nippon Sheet Glass Co Ltd	9,752
443,628	e*	Owens Corning, Inc	11,113
659,211	*	Owens-Illinois, Inc	27,324
13,193	m,v*	Paragon Trade Brands, Inc	-	^
1,400		Pigeon Corp	23
407,840		Pretoria Portland Cement Co Ltd	2,830
2,670,000		PT Indocement Tunggal Prakarsa Tbk	1,781
9,455,000		PT Semen Gresik Persero Tbk	5,480
12,107	*	RHI AG.	557
6,065		Semapa-Sociedade de Investimento e Gestao	99
206,500		Siam Cement PCL	1,567
11,100		Siam Cement PCL	82
18,400		Siam City Cement PCL	150
641		Societe Nationale d'Investissement	137
4,207,148	e	Sumitomo Osaka Cement Co Ltd	10,365
3,285,050		Taiheiyo Cement Corp	12,498
2,426,144		Taiwan Cement Corp	3,933
416,281		Taiwan Glass Industrial Corp	469
188,258	e	Toto Ltd	1,365
47,003		Trakya Cam Sanayi A.S.	176
125,101		Turk Sise ve Cam Fabrikalari A.S.	622
1,375,123		UBE Industries Ltd	4,872
14,683		Ultra Tech Cement Ltd	386
192,108	e*	US Concrete, Inc	1,266
311,058	e*	USG Corp	11,680
1,889		Vidrala S.A.	69
404,280	e	Wienerberger AG.	25,284
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	820,922

TEXTILE MILL PRODUCTS - 0.01%
51,790		Cheil Industries, Inc	3,463
398,000	*	China Grand Forestry Resources Group Ltd	132
13,000		Daiwabo Co Ltd	26
2,644,934		Far Eastern Textile Co Ltd	3,525
6,057		Fiberweb plc	7
459,220		Formosa Taffeta Co Ltd	533
52,000		Fountain SET Hldgs	19
7,000	*	Fujibo Holdings, Inc	10
37,387	e*	Heelys, Inc	298
13,775		Hyosung Corp	1,043
19,000		Kurabo Industries Ltd	47
24,000		Nitto Boseki Co Ltd	70
7,581		Oriental Weavers	85
91,626		Oxford Industries, Inc	3,310

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
411,230	e	Seiren Co Ltd	$2,714
12,000		Shikibo Ltd	14
164,971		Texwinca Holdings Ltd	137
44,000		Unitika Ltd	52
48,000		Victory City International Hlds	15
1,077,500		Weiqiao Textile Co	2,024
115,751		Xerium Technologies, Inc	625
		TOTAL TEXTILE MILL PRODUCTS	18,149

TOBACCO PRODUCTS - 1.04%
87,016		Altadis S.A.	6,122
14,969,329		Altria Group, Inc	1,040,817
174,100		British American Tobacco Malaysia BHD	2,108
3,344,628		British American Tobacco plc	119,891
6,812		Eastern Tobacco	488
4,331,712		Huabao International Holdings Ltd	3,900
1,077,110		Imperial Tobacco Group plc	49,386
1,442,830		ITC Ltd	6,872
13,197		Japan Tobacco, Inc	72,497
513,108		Loews Corp (Carolina Group)	42,193
375		Philip Morris CR	192
782,905	e	Reynolds American, Inc	49,785
74,035		Souza Cruz S.A.	1,923
385,726		Swedish Match AB	8,021
158,789	e	Universal Corp	7,773
858,288	e	UST, Inc	42,571
172,973	e	Vector Group Ltd	3,876
		TOTAL TOBACCO PRODUCTS	1,458,415

TRANSPORTATION BY AIR - 0.49%
342,638	*	ABX Air, Inc	2,426
345,212	e*	ACE Aviation Holdings, Inc (Class A)	9,232
10,285		Aeroports de Paris	1,185
1,712,000		Air China Ltd	2,444
729,802		Air France-KLM	26,818
52,850	e*	Air Methods Corp	2,442
654,700	*	AirAsia BHD	352
14,400		Airports of Thailand PCL	26
500,472	e*	Airtran Holdings, Inc	4,925
242,432	*	Alaska Air Group, Inc	5,598
71,077	*	Alitalia S.p.A.	82
3,335,000		All Nippon Airways Co Ltd	13,007
34,536	*	Allegiant Travel Co	1,047
2,202,895	e*	AMR Corp	49,102
159,926		Asiana Airlines	1,484
90,517	e*	Atlas Air Worldwide Holdings, Inc	4,673
703,735	e	Auckland International Airport Ltd	1,669
3,952	*	Austrian Airlines AG.	40
405,990		BBA Aviation plc	1,898
1,046,000		Beijing Capital International Airport Co Ltd	2,177
117,379	e*	Bristow Group, Inc	5,131
1,479,068	*	British Airways plc	11,598
955,900		Cathay Pacific Airways Ltd	2,613
746,471		China Airlines	307
954,000	*	China Eastern Airlines Corp Ltd (H Shares)	988
720,000	*	China Southern Airlines Co Ltd	1,119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
968,205	*	Continental Airlines, Inc (Class B)	$31,980
127,639		Copa Holdings S.A. (Class A)	5,112
1,137,161	*	Delta Air Lines, Inc	20,412
9,392	*	Derichebourg	80
657,000	*	Eva Airways Corp	243
303,714	e*	ExpressJet Holdings, Inc	938
1,603,565		FedEx Corp	167,973
9,287		Flughafen Wien AG.	959
409		Flughafen Zuerich AG.	158
191,464	e,m,v*	FLYi, Inc	1
36,617		Gol Linhas Aereas Inteligentes S.A.	888
340,193		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,859
116,147		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	576
472,607		Iberia Lineas Aereas de Espana	2,305
741,000		Japan Airlines Corp	1,606
30,048		Jazz Air Income Fund	239
1,962,266	e*	JetBlue Airways Corp	18,092
24,539		Korean Air Lines Co Ltd	1,660
242,205		Lan Airlines S.A.	3,859
2,636,152		Macquarie Airports	10,175
4,533	m,v*	Malaysian Airline System BHD	-	^
4,533	m,v*	Malaysian Airline System BHD	2
13,600	*	Malaysian Airline System BHD	17
173,859	e*	Midwest Air Group, Inc	2,860
1,828,029	e*	Northwest Airlines Corp	32,539
1,000	*	Norwegian Air Shuttle AS	23
75,026	e*	PHI, Inc	2,261
184,271	e*	Pinnacle Airlines Corp	2,952
3,110,810		Qantas Airways Ltd	15,403
231,541	*	Republic Airways Holdings, Inc	4,902
117,494	*	Ryanair Holdings plc	838
7,100	*	Ryanair Holdings plc (ADR)	295
2,241,661		SABMiller plc	63,843
65,706	*	SAS AB	1,178
2,687,200		Shun TAK Holdings Ltd	4,328
726,500	*	Singapore Airlines Ltd	9,292
391,749		Skywest, Inc	9,860
3,442,695		Southwest Airlines Co	50,952
96	m,v*	Swissair Group	-	^
75,576		Tam S.A.	2,070
208,100		Thai Airways International PCL	255
7,300	*	Transmile Group BHD	10
920,000		Travelsky Technology Ltd	986
29,849	*	Turk Hava Yollari	232
1,045,351	e*	UAL Corp	48,640
678,948	*	US Airways Group, Inc	17,822
		TOTAL TRANSPORTATION BY AIR	693,058

TRANSPORTATION EQUIPMENT - 3.38%
138,579	e	A.O. Smith Corp	6,081
4,462,700		AAPICO Hitech PCL	1,706
206,992	e*	AAR Corp	6,280
143,328	*	Accuride Corp	1,736
25,106	e*	Aerovironment, Inc	578
140,820	*	Aftermarket Technology Corp	4,470
11,600		Aker Yards AS	137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
400		Alpha Corp/Japan	$8
263,142		American Axle & Manufacturing Holdings, Inc	6,644
50,383		American Railcar Industries, Inc	1,109
122,952	e*	Amerigon, Inc	2,128
99,896	e	Arctic Cat, Inc	1,634
420,291	e	ArvinMeritor, Inc	7,069
144,302		Ashok Leyland Ltd	165
2,737,589		Austal Ltd	8,235
800,091		Autoliv, Inc	47,805
20,527		Bajaj Auto Ltd	1,308
378,326	*	BE Aerospace, Inc	15,712
5,849,637		Boeing Co	614,153
3,101,968	*	Bombardier, Inc (Class B)	18,431
1,058,000	*	Brilliance China Automotive Holdings Ltd	291
390,345		Brunswick Corp	8,923
952,058	e	Calsonic Kansei Corp	3,722
213,331		China Motor Corp	203
285,257		Clarcor, Inc	9,759
194,546	e*	Comtech Group, Inc	3,543
2,275,840		Cosco Corp Singapore Ltd	9,116
70,181		Daewoo Shipbuilding & Marine Engineering Co Ltd	4,440
3,000	e	Daido Metal Co Ltd	20
1,592,526		DaimlerChrysler AG.	160,413
17,259		DaimlerChrysler AG.	1,729
7,900	b,e*	Dana Corp	2
1,137,205		Denso Corp	42,869
5,134,000		Denway Motors Ltd	2,978
12,023		D'ieteren S.A.	5,366
20,978		Doosan Heavy Industries and Construction Co Ltd	2,217
23,232	*	Ducati Motor Holding S.p.A.	57
10,867		Elbit Systems Ltd	517
330,095		Empresa Brasileira de Aeronautica S.A.	3,638
210,042	e	European Aeronautic Defence and Space Co	6,457
2,700		Exedy Corp	84
300,541	e	Federal Signal Corp	4,616
4,590,050		Fiat S.p.A.	138,823
337,387	e*	Fleetwood Enterprises, Inc	2,885
357,060	e*	Force Protection, Inc	7,734
14,156,924	e*	Ford Motor Co	120,192
52,636		Ford Otomotiv Sanayi A.S.	558
121,138	e	Freightcar America, Inc	4,627
335,467	e*	GenCorp, Inc	4,012
2,386,261		General Dynamics Corp	201,567
2,458,580	e	General Motors Corp	90,230
53,787	e*	GenTek, Inc	1,618
755,869		Genuine Parts Co	37,793
1,290,039		GKN plc	9,344
1,146,029	*	Goodpack Ltd	1,612
626,175		Goodrich Corp	42,724
84,225	e	Greenbrier Cos, Inc	2,250
148,112	e	Group 1 Automotive, Inc	4,972
1,473,000	e	Hankyu Hanshin Holdings, Inc	7,528
1,335,077		Harley-Davidson, Inc	61,694
613,174		Harsco Corp	36,343
738,116	*	Hayes Lemmerz International, Inc	3,071
135,214	e	Heico Corp	6,674

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
47,210		Hero Honda Motors Ltd	$885
1,628,510	e	Hino Motors Ltd	12,448
2,950,103		Honda Motor Co Ltd	99,137
38,625		Hyundai Heavy Industries	17,852
8,834		Hyundai Mipo Dockyard	3,041
42,233		Hyundai Mobis	4,481
28,180		Hyundai Motor Co	1,130
116,192		Hyundai Motor Co	9,382
17,591		IMMSI S.p.A.	45
1,199		Indus Holding AG.	44
926,000		Isuzu Motors Ltd	5,305
1,407,917		ITT Industries, Inc	95,640
218,022		Japan Tecseed Co Ltd	752
365,435		Jardine Cycle & Carriage Ltd	4,551
36,000		Jaya Holdings Ltd	48
149,437	e	JTEKT Corp	2,634
168,844		Kaman Corp	5,835
945,466		Kawasaki Heavy Industries Ltd	3,704
844	*	Kendrion NV	24
9,323,082		Keppel Corp Ltd	90,375
131,470		Kia Motors Corp	1,788
3,000		Kinki Sharyo Co Ltd	11
290,498	*	KOC Holding A.S.	1,528
4,000		Kongsberg Automotive ASA	27
141		KTM Power Sports AG.	11
42,249	e	Lagardere S.C.A.	3,596
3,045		Leoni AG.	186
2,674,918		Lockheed Martin Corp	290,202
192,797		Magna International, Inc (Class A)	18,598
182,407		Mahindra & Mahindra Ltd	3,442
559,300		Malaysian Bulk Carriers BHD	722
207,312		MAN AG.	30,168
65,510		Maruti Udyog Ltd	1,642
58,193	*	Miller Industries, Inc	996
196,218	e	Monaco Coach Corp	2,753
73,960		MTU Aero Engines Holding AG.	4,503
454,000		Nabtesco Corp	7,407
104,047		NHK Spring Co Ltd	793
7,000		Nippon Piston Ring Co Ltd	13
57,370	e	Noble International Ltd	1,221
64,000		Norstar Founders Group Ltd	24
1,557,924		Northrop Grumman Corp	121,518
297,622		Novatek Microelectronics Corp Ltd	1,341
332,687	e	NSK Ltd	2,920
464,219	*	Orbital Sciences Corp	10,324
405,184		Oshkosh Truck Corp	25,109
1,573,819		Paccar, Inc	134,168
1,219,107	*	Pactiv Corp	34,940
131,118		Peugeot S.A.	10,822
252,967	e	Polaris Industries, Inc	11,034
7,126		Porsche AG.	15,138
10,000		Press Kogyo Co Ltd	42
128,600	*	Proton Holdings BHD	200
3,656,361		Raytheon Co	233,349
518,736		Renault S.A.	75,167
40,789		Rieter Holding AG.	22,072

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
8,000		Riken Corp	$40
893,072		Rolls-Royce Group plc	9,547
128,833		Samsung Heavy Industries Co Ltd	6,848
17,000		Sanden Corp	95
12,000		Sasebo Heavy Industries Co Ltd	82
1,087,376		Scania AB (B Shares)	26,492
6,528,523		SembCorp Marine Ltd	20,216
40,057	e*	Sequa Corp (Class A)	6,641
54,278		Shimano, Inc	1,900
4,700		Showa Corp	56
2,523,054		Siemens AG.	346,893
3,786,835		Singapore Technologies Engineering Ltd	9,942
255,285		Smiths Group plc	5,584
145,828	e	Spartan Motors, Inc	2,454
400,343	*	Spirit Aerosystems Holdings, Inc (Class A)	15,589
74,693		Standard Motor Products, Inc	702
618		Ste Industrielle d'Aviation Latecoere S.A.	18
410,575		Sumitomo Precision Products Co Ltd	1,930
127,731		Superior Industries International, Inc	2,770
41,900		Takata Corp	1,634
137,102		Tata Motors Ltd	2,673
2,000		TBK Co Ltd	8
264,222	*	Tenneco, Inc	8,194
411,901		Thales S.A.	24,146
227,039	e	Thor Industries, Inc	10,215
67,451		Tofas Turk Otomobil Fabrik	338
32,600		Tokai Rika Co Ltd	908
16,000		Topy Industries Ltd	43
3,000		Toyo Electric Manufacturing Co Ltd	10
44,583		Toyoda Gosei Co Ltd	1,615
390,835		Toyota Industries Corp	16,843
4,876,908	e	Toyota Motor Corp	287,863
44,323	*	TransDigm Group, Inc	2,026
64,407		Trelleborg AB (B Shares)	1,519
327,971	e	Trinity Industries, Inc	12,312
92,137	e	Triumph Group, Inc	7,529
256,331	*	TRW Automotive Holdings Corp	8,121
6,146,576		United Technologies Corp	494,676
2,100		U-Shin Ltd	9
674,823	e*	Visteon Corp	3,475
388,474	e	Volkswagen AG.	87,800
97,234		Volkswagen AG.	13,380
371,564		Volvo AB (A Shares)	6,458
1,465,715	e	Volvo AB (B Shares)	25,531
182,456	e	Wabash National Corp	2,060
163,000		Weichai Power Co Ltd	1,296
254,936		Westinghouse Air Brake Technologies Corp	9,550
170,396	e	Winnebago Industries, Inc	4,069
1,045,830		Yamaha Motor Co Ltd	26,677
430,131		Yulon Motor Co Ltd	493
		TOTAL TRANSPORTATION EQUIPMENT	4,746,958

TRANSPORTATION SERVICES - 0.18%
365,778		All America Latina Logistica S.A.	5,208
128,566		Ambassadors Group, Inc	4,898
35,692	e	Ambassadors International, Inc	876

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
226,194		Arriva plc	$3,575
5,873		Attica Holdings SA	44
920,943		CH Robinson Worldwide, Inc	49,998
1,126		Clarkson plc	22
292		Dfds A/S	44
74,346	e*	Dynamex, Inc	1,905
884,821		Expeditors International Washington, Inc	41,852
4,358		Flight Centre Ltd	84
12,519		Freightways Ltd	36
201,493		GATX Corp	8,614
15,000		Go-Ahead Group plc	733
295,377	*	HUB Group, Inc (Class A)	8,870
806,000		Jiangsu Express	1,037
5,000		Kinki Nippon Tourist Co Ltd	10
1,800		Kintetsu World Express, Inc	62
1,008		Kuoni Reisen Holding	476
521,820	*	Lear Corp	16,750
1,697,597		MTR Corp	5,055
209,313		National Express Group plc	5,297
38,700	*	Orbitz Worldwide, Inc	437
336,248	e	Pacer International, Inc	6,405
1,322,000		PLUS Expressways BHD	1,234
7,000		Senko Co Ltd	23
148,179		Ship Finance International Ltd	3,893
641,000		Sinotrans Ltd	392
29,180		Stolt-Nielsen S.A.	866
8,243		TDG plc	39
888,057	e	Toll Holdings Ltd	10,331
500		Trancom Co Ltd	7
68,546		TUI AG.	1,841
3,251,992		UTI Worldwide, Inc	74,731
1,700		Yusen Air & Sea Service Co Ltd	35
970,000		Zhejiang Expressway Co Ltd	1,378
		TOTAL TRANSPORTATION SERVICES	257,058

TRUCKING AND WAREHOUSING - 0.45%
131,279	e	Arkansas Best Corp	4,288
8,808		Big Yellow Group plc	90
125,919	e*	Celadon Group, Inc	1,482
25,840		Christian Salvesen plc	33
596,234		Con-way, Inc	27,427
5,787,362		Deutsche Post AG.	168,350
935,262	e	DSV AS	22,049
168,512		Forward Air Corp	5,018
1,154,096		Grindrod Ltd	4,319
600		Hamakyorex Co Ltd	12
345,117		Heartland Express, Inc	4,928
405,580		J.B. Hunt Transport Services, Inc	10,667
400,902		Kamigumi Co Ltd	3,368
3,000		Keihin Co Ltd	6
548,760		Landstar System, Inc	23,031
93,229	e*	Marten Transport Ltd	1,437
5,000		Maruzen Showa Unyu Co Ltd	17
75,872		Mitsubishi Logistics Corp	1,069
11,000		Mitsui-Soko Co Ltd	51
2,821,598	e	Nippon Express Co Ltd	14,026

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
6,000		Nippon Konpo Unyu Soko Co Ltd	$82
351		Norbert Dentressangle	38
161,384	*	Old Dominion Freight Line	3,868
7,970	e*	Patriot Transportation Holding, Inc	784
96,132	*	Saia, Inc	1,589
26,000		Sankyu, Inc	150
1,060,941		Seino Holdings Corp	9,800
17,000		Sumitomo Warehouse Co Ltd	109
1,428,011		TNT NV	59,866
3,218,753		United Parcel Service, Inc (Class B)	241,728
38,969	e*	Universal Truckload Services, Inc	856
278,197	e	Werner Enterprises, Inc	4,771
251,100	e	Yamato Transport Co Ltd	3,766
502,500	e*	YRC Worldwide, Inc	13,728
		TOTAL TRUCKING AND WAREHOUSING	632,803

WATER TRANSPORTATION - 0.34%
186,313		Alexander & Baldwin, Inc	9,340
302,406	e*	American Commercial Lines, Inc	7,176
1,092		AP Moller - Maersk A/S	14,998
360,000		Aries Maritime Transport Ltd	3,294
71,051	e	Arlington Tankers Ltd	1,750
1,736		Aspo Oyj	17
5,382		Blue Star Maritime S.A.	29
5,055		Brostrom AB (B Shares)	55
2,000	*	Camillo Eitzen & Co ASA	27
1,767,345		Carnival Corp	85,593
57,319		Carnival plc	2,737
2,076,300		China Shipping Container Lines Co Ltd	1,611
1,796,000		China Shipping Development Co Ltd	5,822
85,000		Chuan Hup Holdings Ltd	21
12,491		Compagnie Maritime Belge S.A.	926
56,095	*	Compania SudAmericana de Vapores S.A.	143
2,200		Concordia Maritime AB (B Shares)	13
3,176,875		COSCO Holdings	9,931
508,956	e	D/S Torm AS	20,736
14,000	e	Daiichi Chuo Kisen Kaisha	136
210,000		Danaos Corp	7,581
114,547	e	Double Hull Tankers, Inc	1,706
240,230	e	Eagle Bulk Shipping, Inc	6,184
688		Euro-Kai KGaA	67
20,310	e	Euronav NV	639
3,417,222		Evergreen Marine Corp Tawain Ltd	2,890
1,051,000		Ezra Holdings Ltd	4,528
2,086		Finnlines Oyj	43
4,674		Forth Ports plc	169
221,941	e	Frontline Ltd	10,715
485,547	e	Frontline Ltd	23,866
1,878		Ganger Rolf A/S	80
99,771	e	Genco Shipping & Trading Ltd	6,538
134,126	e	General Maritime Corp	3,743
193,392	e	Golar LNG Ltd	4,317
131,508	e*	Gulfmark Offshore, Inc	6,399
32,164		Hanjin Shipping Co Ltd	1,582
269,723		Horizon Lines, Inc (Class A)	8,235
137,265	e*	Hornbeck Offshore Services, Inc	5,038

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
23,470		Hyundai Merchant Marine Co Ltd	$1,240
8,700		Iino Kaiun Kaisha Ltd	123
4,205,000		International Container Term Services, Inc	3,407
2,181	*	Irish Continental Group plc	80
1,529		Israel Corp Ltd	1,263
1,393,905	e	Kawasaki Kisen Kaisha Ltd	20,472
249,420	*	Kirby Corp	11,009
124,268	e	Knightsbridge Tankers Ltd	3,343
107,250		K-Sea Transportation Partners LP	4,178
19,154		Kuehne & Nagel International AG.	1,885
473,600		Malaysia International Shipping Corp BHD	1,362
1,979,020		Mitsui OSK Lines Ltd	32,063
323,679		Neptune Orient Lines Ltd	1,155
2,130,672	e	Nippon Yusen Kabushiki Kaisha	20,812
6,000		Nissin Corp	21
151,169	e	Nordic American Tanker Shipping	5,932
1,735		Odfjell ASA (B Shares)	28
213,563	e*	Odyssey Marine Exploration, Inc	1,322
170,000	e	Omega Navigation Enterprises, Inc (Class A)	3,388
960,442		Orient Overseas International Ltd	9,136
204,164		Overseas Shipholding Group, Inc	15,686
131,000		Pacific Basin Shipping Ltd	275
5,495		Port of Tauranga Ltd	28
214,800		Precious Shipping PCL	235
7,215		Premuda S.p.A.	17
8,635,000		PT Berlian Laju Tanker Tbk	1,841
1,529,294		Royal Caribbean Cruises Ltd	59,688
9,000		Shinwa Kaiun Kaisha Ltd	93
1,928		Ship Finance International Ltd	51
1,186		Smit Internationale NV	104
24,396	e*	TBS International Ltd (Class A)	1,006
159,483	e	Teekay Corp	9,379
83,773	e*	Ultrapetrol Bahamas Ltd	1,391
484,000		U-Ming Marine Transport Corp	1,639
52,400		Wan Hai Lines Ltd	40
1,700		Wilh Wilhelmsen ASA (Class A)	75
394,123		Yang Ming Marine Transport	316
		TOTAL WATER TRANSPORTATION	472,758

WHOLESALE TRADE-DURABLE GOODS - 0.64%
190,737		Agilysys, Inc	3,223
4,100		Ai Holdings Corp	21
8,105		Alesco Corp Ltd	93
600		Ambu AS (Class B)	10
330,126		Applied Industrial Technologies, Inc	10,178
447,387		Argo Graphics, Inc	6,793
1,290,957	*	Arrow Electronics, Inc	54,891
100,976		Assa Abloy AB (Class B)	2,096
22,696		Autobacs Seven Co Ltd	590
2,011	*	Azkoyen S.A.	22
127,100		Banpu PCL	1,298
132,394		Barloworld Ltd	2,491
243,775	e	Barnes Group, Inc	7,781
239,364	e*	Beacon Roofing Supply, Inc	2,446
77,466	e	BlueLinx Holdings, Inc	545
1,014		Bobst Group AG.	74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
253,035		BorgWarner, Inc	$23,160
30,407		Buhrmann NV	331
184,280	e	Building Material Holding Corp	1,950
205,435		Bunzl plc	2,944
216,758		Canon Marketing Japan Inc	4,340
59,573	e	Castle (A.M.) & Co	1,942
3,205,000		China Communications Construction Co Ltd	7,619
642,000	*	China High Speed Transmission Equipment Group Co Ltd	1,161
1,651,000	*	CMC Magnetics Corp	751
107,841		Compagnie Generale d'Optique Essilor International S.A.	6,766
157,222	e*	Conceptus, Inc	2,984
6,683		Crane Group Ltd	101
8,400		Creative Technology Ltd	34
900,598	*	Cytyc Corp	42,913
4,000		Daiichi Jitsugyo Co Ltd	20
137,171	*	Digi International, Inc	1,953
423,056		D-Link Corp	1,051
2,762,000		Dongfeng Motor Group Co Ltd	2,427
1,100		Doshisha Co Ltd	18
165,270	e*	Drew Industries, Inc	6,723
835,605		Electrocomponents plc	4,355
745,462		Energy Support Corp	1,480
1,600		Enplas Corp	21
2,686		Esprinet S.p.A.	47
272,117		Finning International, Inc	8,771
94,056	*	Fortescue Metals Group Ltd	3,980
373,816	e*	Genesis Microchip, Inc	2,931
278,000		Gigabyte Technology Co Ltd	231
37,733	e*	Glu Mobile, Inc	342
169,106	e	Hagemeyer NV	781
1,600		Hakuto Co Ltd	23
56,120	e*	Hansen Medical, Inc	1,521
1,600		Hitachi Software Engineering Co Ltd	31
89,715	e	Houston Wire & Cable Co	1,625
662,851		IKON Office Solutions, Inc	8,518
74,000	*	Imagi International Holdings Ltd	16
124,224		Imperial Holdings Ltd	2,326
1,666		IMS-Intl Metal Service	70
1,700		Inaba Denki Sangyo Co Ltd	62
767,698	*	Ingram Micro, Inc (Class A)	15,055
288,414	*	Insight Enterprises, Inc	7,444
153,051	*	Interline Brands, Inc	3,519
107,980		JD Group Ltd	912
3,165,368		K Wah International Holdings Ltd	1,963
2,200		Kaga Electronics Co Ltd	34
37,000	*	Kanematsu Corp	55
7,656		KCC Corp	4,676
85,854	*	Keystone Automotive Industries, Inc	4,100
36,821		Kingspan Group plc	809
1,020,322		Kloeckner & Co AG.	70,520
323,747	e	Knight Transportation, Inc	5,572
2,900		Kuroda Electric Co Ltd	44
28,886	e	Lawson Products, Inc	1,006
164,563		Lewis Group Ltd	1,354
22,146		LG International Corp	701
248,498	e*	LKQ Corp	8,650

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
178,662	e	Martin Marietta Materials, Inc	$23,860
3,042,229		Mitsubishi Corp	96,406
5,300		Munters AB	76
45,545	*	MWI Veterinary Supply, Inc	1,719
2,700		Mytilineos Holdings S.A.	154
81	e	NET One Systems Co Ltd	90
8,000		Nihon Yamamura Glass Co Ltd	19
3,311,496	e	Nissan Motor Co Ltd	33,183
64,372		Orascom Construction Industries	5,429
240,611	e	Owens & Minor, Inc	9,165
2,091,000		Pan-United Corp Ltd	1,281
944,441	*	Patterson Cos, Inc	36,465
263,540	e	PEP Boys-Manny Moe & Jack	3,697
885,011		Phoenix Precision Technology Corp	1,036
209,089	e	Pool Corp	5,223
35,000		Privee Investment Holdings Co Ltd	12
522,115	e*	PSS World Medical, Inc	9,988
3,459,703		PT Astra International Tbk	7,283
156,740		Rautaruukki Oyj	9,497
428,590		Reliance Steel & Aluminum Co	24,232
40,000	*	Renovo Group plc	163
161,255	e	Ryerson Tull, Inc	5,441
2,300		Ryoyo Electro Corp	33
2,600		Sanshin Electronics Co Ltd	37
566,622		Schneider Electric S.A.	71,586
649		Schouw & Co	62
279,293	*	Securitas Direct AB (B Shares)	819
245,347		Securitas Systems AB (B Shares)	906
7,000	e	Seika Corp	19
4,000		Shinsho Corp	15
6,000		Shoko Co Ltd	9
140,653	*	Solera Holdings, Inc	2,530
9,900	*	Solid Group Holdings Co Ltd	3
7,000		Sumikin Bussan Corp	27
2,200		Sumisho Computer Systems Corp	43
19,000	*	Sumitomo Coal Mining Co Ltd	18
3,412,656	e	Sumitomo Corp	65,957
7,000		Tamura Corp	34
235,958	*	Tech Data Corp	9,467
19,334,975		Test-Rite International Co	13,093
124,507		TMK OAO (GDR)	5,142
60,536	e*	TomoTherapy, Inc	1,406
438,000		TPV Technology Ltd	316
215,675	e*	Tyler Technologies, Inc	2,879
3,025	*	UBISOFT Entertainment	207
395,200	e	Ulvac, Inc	12,799
2,915,400		UMW Holdings BHD	12,064
334,229		W.W. Grainger, Inc	30,478
229,890	e*	WESCO International, Inc	9,871
264,849		Wesfarmers Ltd	9,871
87,890	e*	West Marine, Inc	1,015
220,495		Wolseley plc	3,729
5,000		Yamazen Corp	26
1,500		Yellow Hat Ltd	11
18,000		Yuasa Trading Co Ltd	28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
13,145		Zodiac S.A.	$942
		TOTAL WHOLESALE TRADE-DURABLE GOODS	895,146

WHOLESALE TRADE-NONDURABLE GOODS - 0.78%
2,700		AarhusKarlshamn AB	63
545,348		Airgas, Inc	28,156
260,008	e*	Akorn, Inc	1,947
10,281,000	*	Alliance Global Group, Inc	1,187
765,604	*	Alliance One International, Inc	5,007
296,604	e*	Allscripts Healthcare Solutions, Inc	8,017
899,236	e	Altana AG.	21,670
85,408	e	Andersons, Inc	4,101
57,396		Ashtead Group plc	122
201,457		AVI Ltd	629
52,773		Axfood AB	1,781
368,731	e*	Bare Escentuals, Inc	9,170
414	*	Baron de Ley	29
141,028	e*	Beijing Med-Pharm Corp	1,643
185,890		Bidvest Group Ltd	3,656
437,001	e	Billabong International Ltd	5,809
312,809		Brown-Forman Corp (Class B)	23,433
362,348		C&C Group plc	2,997
13,193		Cam Finanziaria S.p.A.	32
1,937,991		Cardinal Health, Inc	121,183
229,388		Casino Guichard Perrachon S.A.	24,055
47,061		Celesio AG.	2,970
179,466	e*	Central European Distribution Corp	8,598
784,000		China Mengniu Dairy Co Ltd	3,414
854,000		China Resources Enterprise	3,625
7,000	*	Chori Co Ltd	8
40		CMIC Co Ltd	9
448,158		Controladora Comercial Mexicana S.A. de C.V.	1,190
56,483	e*	Core-Mark Holding Co, Inc	1,990
8,588		Corporate Express Australia Ltd	54
664,000		Dalian Port PDA Co Ltd	539
981,951		Dean Foods Co	25,118
40,308		DS Smith plc	154
336,912		Empresas COPEC S.A.	5,408
728,780	*	Endo Pharmaceuticals Holdings, Inc	22,600
2,128,175		Esprit Holdings Ltd	33,809
3,261,426		Foster's Group Ltd	18,898
158,781	e*	Fresh Del Monte Produce, Inc	4,565
10,000		Fujiya Co Ltd	17
47,157		Fyffes plc	61
2,572,403		Gazprom (ADR)	113,443
436,990		GIIR, Inc	6,709
153,149	*	Gildan Activewear, Inc	6,065
92,406	e*	Green Mountain Coffee Roasters, Inc	3,067
237,112	e*	Hain Celestial Group, Inc	7,618
19,000		Hanwa Co Ltd	96
30,451		Hanwha Corp	2,392
499,630	*	Henry Schein, Inc	30,398
647,551		Herbalife Ltd	29,438
40,000	*	I B Daiwa Corp	13
736,726	e	Idearc, Inc	23,185
17,000		Integrated Distribution Services Group Ltd	66
25,635,400		IRPC PCL	5,161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,600		Itochu Enex Co Ltd	$31
20,000		Iwatani International Corp	59
73,504		Kenneth Cole Productions, Inc (Class A)	1,424
229,807		K-Swiss, Inc (Class A)	5,265
97,386		KT&G Corp	7,608
8,000		Kyokuyo Co Ltd	14
16,703		LG Fashion Corp	554
2,483,020		Li & Fung Ltd	10,540
78,028	e*	LSB Industries, Inc	1,845
245,000	e	Macquarie Infrastructure Co LLC	9,455
3,069		MARR S.p.A.	33
4,899,359		Marubeni Corp	44,957
173,534		Massmart Holdings Ltd	2,100
19,676	e*	Maui Land & Pineapple Co, Inc	599
340,557		Men's Wearhouse, Inc	17,205
73,474		Metro, Inc (Class A)	2,585
249,980		Myers Industries, Inc	4,955
91,157	e	Nash Finch Co	3,631
2,080,241	e	Nippon Oil Corp	19,324
275,182		Nu Skin Enterprises, Inc (Class A)	4,447
82,966	e*	Nuco2, Inc	2,136
18,000		OAK Capital Corp	9
190,936		Oriflame Cosmetics S.A.	11,585
51,200		Pakistan State Oil Co Ltd	304
77,813	*	Perry Ellis International, Inc	2,156
600		Pescanova S.A.	28
279,300		Petronas Dagangan BHD	721
94,000		Prime Success International Group Ltd	76
1,549,000		PT Unilever Indonesia Tbk	1,152
502,686		Reliance Industries Ltd	28,990
8,627		Samsung Fine Chemicals Co Ltd	577
796,800		San Miguel Corp (Class B)	1,105
48,900		San-A Co Ltd	1,558
433		Sartorius Stedim Biotech	24
141,051	e*	School Specialty, Inc	4,885
2,700,000	e	Sigma Pharmaceuticals Ltd	3,510
208,587	e*	Source Interlink Cos, Inc	734
181,453		Spar Group Ltd	1,452
167,841	e	Spartan Stores, Inc	3,781
166,904		Suzuken Co Ltd	5,623
4,590	e*	Synutra International, Inc	137
3,599,122		Sysco Corp	128,093
625,921	e*	Terra Industries, Inc	19,566
855,000		Thai Union Frozen Products PCL	604
117,027		Tiger Brands Ltd	3,089
146,274	e*	Tractor Supply Co	6,742
192,000		Tsingtao Brewery Co Ltd	699
2,218,146	e	Unilever NV	68,478
265,000		Unilever NV	8,175
1,952,940		Uni-President Enterprises Corp	3,076
236,084	e*	United Natural Foods, Inc	6,426
184,590	*	United Stationers, Inc	10,248
48,998	e	Valhi, Inc	1,164
412		Vilmorin & Cie	56
176,743		Vina Concha Y Toro S.A.	415
74,824	e*	Volcom, Inc	3,182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
12,400		Wimm-Bill-Dann Foods OJSC (ADR)			$1,356
8,000		Yamatane Corp			10
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			1,093,918

		TOTAL COMMON STOCKS			139,739,289
		(Cost $116,754,150)

WARRANTS - 0.00%**

COMMUNICATIONS - 0.00%**
74,159	*	Lucent Technologies, Inc (Expires 12/10/07)			1
		TOTAL COMMUNICATIONS			1

GENERAL BUILDING CONTRACTORS - 0.00%**
205,833	*	China Overseas Land & Investment Ltd (Expires 08/27/08)			169
		TOTAL GENERAL BUILDING CONTRACTORS			169

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
163,556	*	Groupe Eurotunnel S.A. (Expires 12/30/11)			54
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			54

HOTELS AND OTHER LODGING PLACES - 0.00%**
1,397,640	v*	Minor International PCL (Expires 03/29/08)			383
		TOTAL HOTELS AND OTHER LODGING PLACES			383

LUMBER AND WOOD PRODUCTS - 0.00%**
180,753	*	Goodpack Ltd (Expires 07/16/09)			92
		TOTAL LUMBER AND WOOD PRODUCTS			92

NONDEPOSITORY INSTITUTIONS - 0.00%**
27,401	m,v*	Imperial Credit Industries (Expires 01/31/08)			-	^
		TOTAL NONDEPOSITORY INSTITUTIONS			-	^

REAL ESTATE - 0.00%**
196,459	*	Cheuk Nang Holdings Ltd (Expires 04/30/08)			38
		TOTAL REAL ESTATE			38

		TOTAL WARRANTS			737
		(Cost $0)

PRINCIPAL

SHORT-TERM INVESTMENTS - 5.59%

COMMERCIAL PAPER - 0.26%
$ 52,000,000		Barclays U.S. Funding Corp	0.000%	10/12/07	51,899
5,700,000		Ciesco LLC	0.000	10/02/07	5,697
50,000,000		Coca-Cola Co	0.000	10/16/07	49,875
50,000,000		Corporate Asset Funding Corp	0.000	10/01/07	49,978
50,000,000		Corporate Asset Funding Corp	0.000	10/02/07	49,970
50,000,000		Greyhawk Funding LLC	0.000	10/02/07	49,970
50,000,000		Procter & Gamble International	0.000	10/01/07	49,979
32,000,000		Procter & Gamble International	0.000	10/09/07	31,951
30,000,000		Procter & Gamble International	0.000	10/16/07	29,925
		TOTAL COMMERCIAL PAPER			369,244

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.20%
$ 71,400,000		Federal Home Loan Bank (FHLB)	0.000%	10/01/07	$71,376
33,511,000		(FHLB)	0.000	10/19/07	33,435
75,775,000		Federal National Mortgage Association (FNMA)	0.000	10/10/07	75,689
34,900,000		(FNMA)	0.000	10/15/07	34,839
59,000,000		(FNMA)	0.000	10/30/07	58,785
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			274,124

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 0.07%
100,000,000	i	Federal Farm Credit Bank (FFCB)	4.700	04/17/08	100,003
		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			100,003

VARIABLE NOTES - 0.16%
50,000,000	g,i	Beta Finance, Inc	4.825	07/16/08	49,989
50,000,000	g,i	Harrier Finance Funding US LLC	5.149	02/21/08	49,933
25,000,000	g,i	Links Finance LLC	5.799	01/11/08	24,988
50,000,000	g,i	Sedna Finance, Inc	4.823	01/11/08	49,864
50,000,000	g,i	Sigma Finance, Inc	4.833	07/15/08	49,935
		TOTAL VARIABLE NOTES			224,709

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.90%
108		State Street Navigator Securities Lending Prime Portfolio			-	^
6,882,183,765		Stock Separate Collateral Pool			6,882,184
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			6,882,184

		TOTAL SHORT-TERM INVESTMENTS			7,850,264
		(Cost $7,850,687)

		TOTAL PORTFOLIO - 105.27%			147,697,488
		(Cost $124,714,618)
		OTHER ASSETS & LIABILITIES, NET - (5.27%)			(7,396,495)

		NET ASSETS - 100.00%			$140,300,993

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	LLC	Limited Liability Company
	LP	Limited Partnership
	plc	Public Limited Company
	REIT	Real Estate Investment Trust
	SPDR	Standard & Poor's Depository Receipt

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	a	Affiliated Holding.
	b	In bankruptcy.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transactions exempt from registration to qualified institutional buyers.
		At September 30, 2007, the value of these securities amounted to $225,766,377 or 0.16% of net assets.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

i	Floating rate or variable rate securities reflects the rate in effect as of September 30, 2007.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2007, the unrealized appreciation on investments was $22,982,870,094, consisting of gross unrealized appreciation of $26,702,542,421 and gross unrealized depreciation of $3,719,672,327.

Companies in which the Account held 5% or more of the outstanding voting shares are considered
"affiliated companies" of the Account pursuant to the Investment Company Act of 1940. Additionally,
investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-STOCK ACCOUNT
JANUARY 1, 2007 - SEPTEMBER 30, 2007

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2006	Cost	Proceeds	Gain/(Loss)	Income	Expense	September 30, 2007	September 30, 2007

Adams Respiratory Therapeutics, Inc	**	-	$25,951,977	$(3,466,463)	$-	$-	-	*
Digital Garage, Inc	$20,717,415	$1,269,655	-	-	-	-	12,231	$12,245,375
First NIS Regional Fund SICAV	15,984	-	-	-	-	-	1,598,400	15,984
GEA Group AG.	214,534,602	-	17,534,262	3,755,113	-	-	-	*
Healthsouth Corp	107,190,966	53,263,745	26,546,245	(9,632,328)	7	-	5,446,768	95,372,908
Information Development Co	3,311,591	-	-	-	62,793	4,396	427,900	2,086,136
Intelligent Wave, Inc	13,702,752	306,708	108,993	(47,958)	70,522	4,937	16,201	3,723,557
Lone Star Technologies, Inc	91,076,783	136,552	35,527,830	(4,467,603)	-	-	-	*
Playmates Holdings Ltd	11,693,577	108,871	744,051	(472,314)	687,589	-	-	*
Risa Partners, Inc	30,190,446	762,178	4,857,432	1,372,890	-	-	-	*
Shanghai Forte Land Co	32,443,552	16,385	9,669,700	2,664,709	-	-	-	*
Solomon Systech International Ltd	25,687,764	1,854,197	10,126,317	(5,751,498)	-	-	-	*

		$57,718,291	$131,066,807	$(16,045,452)	$820,911	$9,333		$113,443,960

*        Not an Affiliate as of September 30, 2007
**      Not an Affiliate as of December 31, 2006

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
Summary of Market Values by Country
September 30, 2007
		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES	$112,376,154,771	76.09%
TOTAL DOMESTIC	112,376,154,771	76.09

FOREIGN
ARGENTINA	5,295,126	0.00
AUSTRALIA	1,531,307,159	1.04
AUSTRIA	233,706,781	0.16
BELGIUM	346,219,000	0.23
BERMUDA	2,766,687	0.00
BRAZIL	398,370,234	0.27
CANADA	2,362,668,557	1.60
CAYMAN ISLANDS	69,311,987	0.05
CHILE	36,829,168	0.03
CHINA	109,134,961	0.07
COLUMBIA	5,824,248	0.00
CROATIA	7,345,338	0.01
CZECH REPUBLIC	18,248,181	0.01
DENMARK	182,955,438	0.12
EGYPT	19,301,464	0.01
FINLAND	600,210,630	0.41
FRANCE	3,662,929,729	2.48
GERMANY	2,944,635,922	1.99
GREECE	87,707,764	0.06
HONG KONG	1,081,454,892	0.73
HUNGARY	26,603,674	0.02
INDIA	256,166,923	0.17
INDONESIA	76,115,994	0.05
IRELAND	160,621,048	0.11
ISRAEL	55,236,532	0.04
ITALY	1,155,817,764	0.78
JAPAN	5,769,436,587	3.91
JORDAN	1,668,209	0.00
LUXEMBOURG	122,705,127	0.08
MALAYSIA	191,165,205	0.13
MEXICO	145,666,488	0.10
MOROCCO	8,538,458	0.01
NETHERLANDS	1,129,728,243	0.77
NEW ZEALAND	61,671,163	0.04
NORWAY	327,992,633	0.22
PAKISTAN	4,891,007	0.00
PERU	17,713,214	0.01
PHILIPPINES	69,625,444	0.05
POLAND	43,423,425	0.03
PORTUGAL	82,980,552	0.06
REPUBLIC OF KOREA	499,179,830	0.34
RUSSIA	307,065,123	0.21
SINGAPORE	494,099,471	0.33
SOUTH AFRICA	189,711,653	0.13
SPAIN	944,075,484	0.64
SWEDEN	560,284,469	0.38
SWITZERLAND	2,383,853,058	1.61
TAIWAN (REPUBLIC OF CHINA)	421,665,268	0.29
THAILAND	108,712,934	0.07
TURKEY	45,328,095	0.03
UNITED KINGDOM	5,953,367,139	4.03
TOTAL FOREIGN	35,321,333,480	23.91
TOTAL PORTFOLIO	$147,697,488,251	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
STATEMENT OF INVESTMENTS
September 30, 2007

			VALUE
SHARES			(000)

MUTUAL FUND - 0.02%

163,000		Hang Seng Investment Index Funds Series - H-Share Index ETF	$3,613

		TOTAL MUTUAL FUNDS	3,613
		(Cost $2,822)

PREFERRED STOCKS - 0.00%**

REAL ESTATE - 0.00%**
10,195,901	m,v*	Ayala Land Inc	23
		TOTAL REAL ESTATE	23

		TOTAL PREFERRED STOCKS	23
		(Cost $22)

COMMON STOCKS - 98.83%

AGRICULTURAL SERVICES - 0.01%
77,441		Yara International ASA	2,449
		TOTAL AGRICULTURAL SERVICES	2,449

AMUSEMENT AND RECREATION SERVICES - 1.10%
72,601	*	Activision, Inc	1,567
71,326	e	Aristocrat Leisure Ltd	880
4,863	e*	bwin Interactive Entertainment	116
2,976,000		Dore Holdings Ltd	1,267
11,432,000	*	Galaxy Entertainment Group Ltd	12,662
64,983		Harrah's Entertainment, Inc	5,649
167,549		Ladbrokes plc	1,480
8,339,000		Leisure & Resorts World Corp	546
20,240	e	Lottomatica S.p.A.	732
6,646,000		NagaCorp Ltd	2,086
230,368		Nintendo Co Ltd	119,932
51,856		OPAP S.A.	2,011
11,601	e	Oriental Land Co Ltd	673
20,974		Paddy Power plc	736
265,478		PartyGaming plc	149
428,944		Publishing & Broadcasting Ltd	7,498
101,505		Rank Group plc	336
1,359,300		Resorts World BHD	1,564
80		Round One Corp	177
46,044	e	Sega Sammy Holdings, Inc	613
88,080		Sky City Entertainment Group Ltd	348
112,473	e	TABCORP Holdings Ltd	1,512
218,864	e	Tattersall's Ltd	771
859,304		Walt Disney Co	29,552
94,203		William Hill plc	1,240
		TOTAL AMUSEMENT AND RECREATION SERVICES	194,097

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
APPAREL AND ACCESSORY STORES - 0.36%
31,872		Abercrombie & Fitch Co (Class A)	$2,572
92,400	*	Aeropostale, Inc	1,761
51,880		American Eagle Outfitters, Inc	1,365
12,528		Aoyama Trading Co Ltd	319
207,000		Belle International Holdings Ltd	272
117,444		Burberry Group plc	1,579
45,480	*	Chico's FAS, Inc	639
12,294		Fast Retailing Co Ltd	710
39,888		Foot Locker, Inc	612
643,796		Gap, Inc	11,872
430,061		Giordano International Ltd	211
36,186	*	Hanesbrands, Inc	1,015
313,039		Hennes & Mauritz AB (B Shares)	19,844
50,811		Inditex S.A.	3,424
172,742	*	Kohl's Corp	9,903
92,916		Limited Brands, Inc	2,127
37,500		Nordstrom, Inc	1,758
761,000		Ports Design Ltd	2,638
36,505		Ross Stores, Inc	936
		TOTAL APPAREL AND ACCESSORY STORES	63,557

APPAREL AND OTHER TEXTILE PRODUCTS - 0.13%
386,200		Asics Corp	5,978
758		Benetton Group S.p.A.	13
42,737		Gunze Ltd	211
28,255		Jones Apparel Group, Inc	597
26,082	e	Liz Claiborne, Inc	895
645,495		Mitsubishi Rayon Co Ltd	4,574
270,636		Nisshinbo Industries, Inc	3,763
30,152		Onward Kashiyama Co Ltd	305
38,538		Polo Ralph Lauren Corp	2,996
4,926		Shimamura Co Ltd	461
145,659		Toyobo Co Ltd	341
39,178		VF Corp	3,164
23,627		Wacoal Holdings Corp	290
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	23,588

AUTO REPAIR, SERVICES AND PARKING - 0.02%
44,642		Aisin Seiki Co Ltd	1,784
18,000	*	Hertz Global Holdings, Inc	409
24,751		NOK Corp	530
21,200	e	Park24 Co Ltd	190
37,702		Sumitomo Rubber Industries, Inc	474
		TOTAL AUTO REPAIR, SERVICES AND PARKING	3,387

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.11%
26,260		Advance Auto Parts	881
39,772	e*	Autonation, Inc	705
26,653	*	Autozone, Inc	3,095
34,711		Canadian Tire Corp (Class A)	2,770
55,424	*	Carmax, Inc	1,127
117,630		Inchcape plc	1,013
305,596	e	Suzuki Motor Corp	9,046
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	18,637

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.24%
32,853	e	Fastenal Co	$1,492
98,567		Grafton Group plc	1,104
678,932		Home Depot, Inc	22,024
624,505		Kingfisher plc	2,285
470,096		Lowe's Cos, Inc	13,172
50,341	*	RONA, Inc	1,102
30,905		Travis Perkins plc	976
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	42,155

BUSINESS SERVICES - 4.08%
395,912		Accenture Ltd (Class A)	15,935
49	e*	Access Co Ltd	162
6,371	e	Acciona S.A.	1,732
19,969		Acxiom Corp	395
31,661	e	Adecco S.A.	1,872
779,725	*	Adobe Systems, Inc	34,043
218,904		Aegis Group plc	560
27,516	*	Affiliated Computer Services, Inc (Class A)	1,382
65,538		Aggreko plc	775
50,732	e*	Akamai Technologies, Inc	1,458
7,386		Asatsu-DK, Inc	238
16,950	*	Atos Origin S.A.	986
95,742	*	Autodesk, Inc	4,784
307,895		Automatic Data Processing, Inc	14,142
83,523		Autostrade S.p.A.	2,821
37,091	*	Avis Budget Group, Inc	849
241,498	*	BEA Systems, Inc	3,350
184,641	*	BMC Software, Inc	5,766
23,841	*	Business Objects S.A.	1,064
150,773		CA, Inc	3,878
161,276	*	Cadence Design Systems, Inc	3,579
35,575	*	Ceridian Corp	1,236
276,738	*	CGI Group, Inc (Class A)	3,169
19,162	e*	Checkfree Corp	892
28,816	*	ChoicePoint, Inc	1,093
55,278	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	842
46,746	*	Citrix Systems, Inc	1,885
36,997	*	Cognizant Technology Solutions Corp (Class A)	2,951
39,601	*	Cognos, Inc	1,636
423,625	*	Computer Sciences Corp	23,681
687,465		Computershare Ltd	5,667
406,955	*	Compuware Corp	3,264
3,600	*	Convergys Corp	62
14,594		CSK Holdings Corp	570
116,858		Ctrip.com International Ltd (ADR)	6,053
14,179		Dassault Systemes S.A.	930
48,000		Deluxe Corp	1,768
453		Dentsu, Inc	1,286
18,808	*	DST Systems, Inc	1,614
110,000	e*	DynCorp International, Inc (Class A)	2,542
291		eAccess Ltd	162
396,355	*	eBay, Inc	15,466
80,621	*	Electronic Arts, Inc	4,514
295,928		Electronic Data Systems Corp	6,463

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
22,408	e*	Elpida Memory, Inc	$823
52,541		Equifax, Inc	2,003
136,440	*	Expedia, Inc	4,350
285,914		Experian Group Ltd	3,024
49,240		Fidelity National Information Services, Inc	2,185
43,140	*	Fiserv, Inc	2,194
171,133	e*	Focus Media Holding Ltd (ADR)	9,929
6,587		FUJI SOFT, Inc	135
433,406		Fujitsu Ltd	3,064
1,784	e	Getronics NV	16
12,931	*	Getty Images, Inc	360
45,015		GN Store Nord	456
278	e	Goodwill Group, Inc	52
101,552	*	Google, Inc (Class A)	57,607
306,643		Group 4 Securicor plc	1,267
2,059		Gruppo Editoriale L'Espresso S.p.A.	10
5,575		Hakuhodo DY Holdings, Inc	391
976,286		Hays plc	2,657
49,797		IMS Health, Inc	1,526
33,215		Indra Sistemas S.A.	898
64,666		Infosys Technologies Ltd	3,072
485		Internet Initiative Japan Inc	1,545
115,266	*	Interpublic Group of Cos, Inc	1,196
117,357	*	Intuit, Inc	3,556
48,057	e*	Iron Mountain, Inc	1,465
41,459		JSR Corp	1,016
138,984	*	Juniper Networks, Inc	5,088
50,000	e*	Kinetic Concepts, Inc	2,814
223	*	KK DaVinci Advisors	168
21,588	e	Konami Corp	588
20,914		Lamar Advertising Co (Class A)	1,024
407,543		LogicaCMG plc	1,261
29,944		Manpower, Inc	1,927
22,300	e	Mastercard, Inc (Class A)	3,300
76,800	*	McAfee, Inc	2,678
7,802		Meitec Corp	229
88,579		Michael Page International plc	748
4,415,216		Microsoft Corp	130,072
128,302		Misys plc	580
9,170		Mitsubishi UFJ Lease & Finance Co Ltd	304
30,487	*	Monster Worldwide, Inc	1,038
46,887	*	NAVTEQ Corp	3,656
472,328		NEC Corp	2,294
75,810		Nomura Research Institute Ltd	2,581
262,000	*	Novell, Inc	2,002
1,836	e	NTT Data Corp	8,184
1,527		Obic Co Ltd	296
120,058		Omnicom Group, Inc	5,774
21,495	*	Open Text Corp	561
2,460,419	*	Oracle Corp	53,268
8,803	e	Oracle Corp Japan	402
3,400		Otsuka Corp	334
10,858	e	Promotora de Informaciones S.A.	214
23,100		Public Power Corp	916
984,130		Publicis Groupe S.A.	40,472
19,006	e	Rakuten, Inc	7,454

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
13,295		Randstad Holdings NV	$719
12,900		Ritchie Bros Auctioneers, Inc	842
41,419		Robert Half International, Inc	1,237
346,390		Sage Group plc	1,766
413,928		SAP AG.	24,229
49,013		Secom Co Ltd	2,360
104,889		Securitas AB (B Shares)	1,384
1,116		SGS S.A.	1,275
528,087		Singapore Post Ltd	434
5,263		Societe Des Autoroutes Paris-Rhin-Rhone	553
172,310	e	Softbank Corp	3,180
47,673,611	e	Solomon Systech International Ltd	4,354
66,300		Square Enix Co Ltd	2,193
1,800,715	*	Sun Microsystems, Inc	10,102
90,791	*	Synopsys, Inc	2,459
246,000		Tencent Holdings Ltd	1,589
16,963	e	Tietoenator Oyj	381
8,026		TIS, Inc	157
23,851		Trend Micro, Inc	1,032
88,508	*	Unisys Corp	586
5,392		USS Co Ltd	354
85,123	*	VeriSign, Inc	2,872
21,734	e*	VMware, Inc	1,847
422,246		Waste Management, Inc	15,936
3,779,373		WPP Group plc	51,190
3,089		Yahoo! Japan Corp	1,170
435,457	*	Yahoo!, Inc	11,688
		TOTAL BUSINESS SERVICES	718,430

CHEMICALS AND ALLIED PRODUCTS - 7.95%
1,151,098		Abbott Laboratories	61,722
59,854	*	Agrium, Inc	3,260
255,506		Air Liquide	34,197
162,757		Air Products & Chemicals, Inc	15,911
158,000		Air Water, Inc	1,761
832,431		Akzo Nobel NV	68,609
6,483		Alfresa Holdings Corp	414
583,433	*	Amgen, Inc	33,005
275,093		Asahi Kasei Corp	2,222
123,283		Astellas Pharma, Inc	5,914
255,234		AstraZeneca plc	12,789
151,700		AstraZeneca plc (ADR)	7,596
25,393		Avery Dennison Corp	1,448
115,476		Avon Products, Inc	4,334
25,000	*	Barr Pharmaceuticals, Inc	1,423
164,132		BASF AG.	22,702
23,243		Beiersdorf AG.	1,741
108,732	*	Biogen Idec, Inc	7,212
64,781	e*	Biovail Corp International	1,128
792,679		Bristol-Myers Squibb Co	22,845
83,700		Celanese Corp (Series A)	3,263
15,745	e*	Cephalon, Inc	1,150
47,500		CF Industries Holdings, Inc	3,606
17,128	*	Charles River Laboratories International, Inc	962
65,264		Chugai Pharmaceutical Co Ltd	1,078
16,988		Ciba Specialty Chemicals AG.	866

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
53,222		Clariant AG.	$654
39,358		Clorox Co	2,400
271,434		Colgate-Palmolive Co	19,359
151,310	e	CSL Ltd	14,407
205,000		Cytec Industries, Inc	14,020
59,630		Daicel Chemical Industries Ltd	472
385,979		Daiichi Sankyo Co Ltd	11,593
145,010		Dainippon Ink and Chemicals, Inc	643
341,276		Dow Chemical Co	14,695
290,304	e	DSM NV	15,668
437,221		Du Pont (E.I.) de Nemours & Co	21,669
49,042		Ecolab, Inc	2,315
58,670		Eisai Co Ltd	2,773
182,999	*	Elan Corp plc	3,846
20,900	*	Elan Corp plc (ADR)	440
265,039		Eli Lilly & Co	15,089
30,320		Estee Lauder Cos (Class A)	1,287
64,200		FMC Corp	3,340
509,248	*	Genentech, Inc	39,732
93,762	*	Genzyme Corp	5,809
542,554	*	Gilead Sciences, Inc	22,174
1,854,845		GlaxoSmithKline plc	49,221
11,735		H Lundbeck A/S	319
60,000		Hanwha Chemical Corp	1,583
32,304		Haw Par Corp Ltd	176
47,318		Henkel KGaA	2,435
230,485		Hindustan Lever Ltd	1,276
11,000		Honam Petrochemical Corp	1,815
55,302	*	Hospira, Inc	2,292
88,000		Huntsman Corp	2,331
318,030		Imperial Chemical Industries plc	4,242
20,774	e	International Flavors & Fragrances, Inc	1,098
44,373	*	Invitrogen Corp	3,627
48,480		Kansai Paint Co Ltd	372
121,757		Kao Corp	3,636
701,500	e*	Keryx Biopharmaceuticals, Inc	6,973
55,200	*	King Pharmaceuticals, Inc	647
663,807		Kingboard Chemical Holdings Ltd	4,227
7,383		Kose Corp	196
84,587		Kuraray Co Ltd	1,071
310,736		Kyowa Hakko Kogyo Co Ltd	3,200
24,000		LG Chem Ltd	2,517
50,000		LG Petrochemical Co Ltd	2,486
31,150		Linde AG.	3,868
10,703		Lonza Group AG.	1,168
89,908		L'Oreal S.A.	11,795
18,200		Lubrizol Corp	1,184
80,272		Lyondell Chemical Co	3,721
33,212		Mediceo Paltac Holdings Co Ltd	508
974,801		Merck & Co, Inc	50,387
17,187		Merck KGaA	2,073
45,900		Methanex Corp	1,155
80,967	*	Millennium Pharmaceuticals, Inc	822
305,494		Mitsubishi Chemical Holdings Corp	2,660
89,445		Mitsubishi Gas Chemical Co, Inc	829
176,678		Monsanto Co	15,148

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
32,300	*	Mosaic Co	$1,729
41,600	*	NBTY, Inc	1,689
34,792		Nippon Kayaku Co Ltd	290
28,572		Nippon Shokubai Co Ltd	278
33,455		Nissan Chemical Industries Ltd	413
36,907		Nova Chemicals Corp	1,421
1,178,221		Novartis AG.	65,021
62,000		Novartis AG. (ADR)	3,408
55,917		Novo Nordisk A/S (Class B)	6,749
10,711		Novozymes A/S (B Shares)	1,346
7,754		Omega Pharma S.A.	680
19,036		Orion Oyj (Class B)	484
30,189	e*	PDL BioPharma, Inc	652
3,084,515		Pfizer, Inc	75,355
6,663	e*	PharMerica Corp	99
226,343		PPG Industries, Inc	17,100
214,823		Praxair, Inc	17,994
1,344,467		Procter & Gamble Co	94,570
260,440		Ranbaxy Laboratories Ltd	2,838
699,384		Reckitt Benckiser plc	41,096
535,615		Roche Holding AG.	97,117
126,788		Rohm & Haas Co	7,058
252,794		Sanofi-Aventis	21,405
17,065		Santen Pharmaceutical Co Ltd	427
71,400	e	Sawai Pharmaceutical Co Ltd	2,113
355,000		Schering-Plough Corp	11,229
80,698		Sherwin-Williams Co	5,303
337,447		Shin-Etsu Chemical Co Ltd	23,326
69,073		Shionogi & Co Ltd	1,065
80,148		Shiseido Co Ltd	1,779
256,826		Showa Denko KK	973
88,874		Sigma-Aldrich Corp	4,332
4,281,585	e	Sinochem Hong Kong Holding Ltd	3,365
749,256		SSL International plc	6,515
1,365,982		Sumitomo Chemical Co Ltd	11,714
130,325		Symbion Health Ltd	482
24,993		Syngenta AG.	5,388
34,154	e	Taisho Pharmaceutical Co Ltd	672
64,897		Taiyo Nippon Sanso Corp	583
198,297	e	Takeda Pharmaceutical Co Ltd	13,949
49,895		Tanabe Seiyaku Co Ltd	630
195,807	e	Teijin Ltd	956
1,473,650		Teva Pharmaceutical Industries Ltd (ADR)	65,533
247,000	e*	Theravance, Inc	6,444
774,500		Tokai Carbon Co Ltd	8,779
49,693	e	Tokuyama Corp	754
310,521	e	Toray Industries, Inc	2,465
111,647		Tosoh Corp	724
41,371		UCB S.A.	2,441
145,657	*	Vertex Pharmaceuticals, Inc	5,595
648,214		Wyeth	28,878
22,931		Zeltia S.A.	249
37,798		Zeon Corp	372
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,400,428

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
COAL MINING - 0.31%
36,524	e	Arch Coal, Inc	$1,232
6,324,000		China Coal Energy Co	18,792
47,420		Consol Energy, Inc	2,210
63,079	e	Fording Canadian Coal Trust	2,438
511,461		Gloucester Coal Ltd	2,219
20,336	e	Massey Energy Co	444
572,310		Peabody Energy Corp	27,397
		TOTAL COAL MINING	54,732

COMMUNICATIONS - 4.62%
2,653,089		Advanced Info Service PCL	6,889
237,585		Alltel Corp	16,555
147,782	*	American Tower Corp (Class A)	6,434
20,000	e*	Anixter International, Inc	1,649
18,125	e	Antena 3 de Television S.A.	334
2,736,181		AT&T, Inc	115,768
116,798	*	Avaya, Inc	1,981
246,504	e	BCE, Inc	9,888
2,299,800		BEC World PCL	1,557
106,731		Belgacom S.A.	4,952
37,600		Brasil Telecom Participacoes S.A. (ADR)	2,806
303,799		British Sky Broadcasting plc	4,320
2,906,731		BT Group plc	18,258
614,082		Cable & Wireless plc	2,312
79,922	*	Cablevision Systems Corp (Class A)	2,792
103,958		Carphone Warehouse Group plc	741
51,500		CenturyTel, Inc	2,380
362,500		China Mobile Hong Kong Ltd	5,936
34,815	e	Citadel Broadcasting Corp	145
138,850		Clear Channel Communications, Inc	5,199
700,615	e*	Comcast Corp (Class A)	16,941
115,507	*	Comcast Corp (Special Class A)	2,768
26,759		Cosmote Mobile Telecommunications S.A.	920
119,947	*	Crown Castle International Corp	4,873
752,825		Deutsche Telekom AG.	14,793
263,100		Digi.Com BHD	1,660
345,778	*	DIRECTV Group, Inc	8,395
203,625	*	EchoStar Communications Corp (Class A)	9,532
33,080	e	Elisa Oyj	1,028
87,749		Embarq Corp	4,879
98,000		Empresa Nacional de Telecomunicaciones S.A.	1,659
440,209	e	France Telecom S.A.	14,745
117		Fuji Television Network, Inc	235
2,315		Gestevision Telecinco S.A.	61
80,750		Globe Telecom, Inc	2,635
125,496		Hellenic Telecommunications Organization S.A.	4,653
5,068		Hikari Tsushin, Inc	139
438,405		Hutchison Telecommunications International Ltd	609
73,170	*	IAC/InterActiveCorp	2,171
562,723	*	Idea Cellular Ltd	1,769
1,036,336		ITV plc	2,175
511	*	Jupiter Telecommunications Co	397
1,622		KDDI Corp	12,031
299,400	e*	Level 3 Communications, Inc	1,392
131,327	e*	Liberty Global, Inc (Class A)	5,387
20,084	e*	Liberty Global, Inc (Series C)	776

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
89,442	*	Liberty Media Corp - Capital (Series A)	$11,165
231,411	*	Liberty Media Holding Corp (Interactive A)	4,445
17,000		LS Cable Ltd	2,118
15,184		M6-Metropole Television	441
208,000	e	Manitoba Telecom Services, Inc	10,121
229,588		Mediaset S.p.A.	2,370
34,300		Mobile TeleSystems (ADR)	2,377
11,666		Mobistar S.A.	1,021
17,491		Modern Times Group AB (B Shares)	1,129
37,978	*	NII Holdings, Inc	3,120
1,211		Nippon Telegraph & Telephone Corp	5,661
3,752		NTT DoCoMo, Inc	5,357
2,127		Okinawa Cellular Telephone Co	6,314
12,675,785	*	Paxys, Inc	3,587
110,498	e	Philippine Long Distance Telephone Co (ADR)	7,109
183,547		Portugal Telecom SGPS S.A.	2,573
82,909		ProSiebenSat.1 Media AG.	2,606
24,687	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	368
800,635	e*	Qwest Communications International, Inc	7,334
222,302		Rogers Communications, Inc (Class B)	10,120
3,827,733		Royal KPN NV	66,425
1,222,141		Seat Pagine Gialle S.p.A.	681
162,000		Seven Network Ltd	1,883
154,860		Shaw Communications, Inc (Class B)	3,846
5,393,162		Singapore Telecommunications Ltd	14,595
38,237		Sky Network Television Ltd	167
29,112		Societe Television Francaise 1	783
5,672	*	Sogecable S.A.	206
1,418,871		Sprint Nextel Corp	26,959
5,367		Swisscom AG.	2,041
934,000		Taiwan Mobile Co Ltd	1,259
91,000		Tele Norte Leste Participacoes S.A.(ADR)	2,044
108,586		Tele2 AB (B Shares)	2,346
57,300	*	Telecom Argentina S.A. (ADR)	1,407
866,308	e	Telecom Corp of New Zealand Ltd	2,935
3,193,316		Telecom Italia S.p.A.	9,710
1,798,622		Telecom Italia S.p.A.	4,337
1,025,644		Telefonica S.A.	28,709
661,105		Telekom Austria AG.	17,299
656,500	v	Telekom Malaysia BHD	1,869
329,313		Telenor ASA	6,597
8,536		Telephone & Data Systems, Inc	529
41,156		Telephone & Data Systems, Inc	2,747
82,343		Television Broadcasts Ltd	495
645,876		TeliaSonera AB	5,838
72,375		Telstra Corp Ltd	184
786,175		Telstra Corp Ltd	3,042
26,091		TELUS Corp	1,508
71,322		TELUS Corp	4,016
36,000	*	Time Warner Cable, Inc (Class A)	1,181
3,268	*	Tiscali S.p.A.	9
8,500		Tokyo Broadcasting System, Inc	238
2,700,600	*	Total Access Communication PCL	3,619
17,500,520	*	True Corp PCL	3,421
96,200		Turkcell Iletisim Hizmetleri AS (ADR)	2,047
1,336,942		Verizon Communications, Inc	59,200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
75,000		Vimpel-Communications (ADR)	$2,028
286,550		Vivendi Universal S.A.	12,095
20,786,213		Vodafone Group plc	75,063
635,320		Vodafone Group plc (ADR)	23,062
69,869	e*	XM Satellite Radio Holdings, Inc (Class A)	990
		TOTAL COMMUNICATIONS	814,265

DEPOSITORY INSTITUTIONS - 11.33%
79,083		77 Bank Ltd	532
869,775		ABN AMRO Holding NV	45,827
460,890		Allied Irish Banks plc	11,172
90,023		Alpha Bank S.A.	3,137
8,143,520		AMMB Holdings BHD	10,372
30,531		Associated Banc-Corp	905
395,327		Australia & New Zealand Banking Group Ltd	10,419
2,281,982		Banca Intesa S.p.A.	17,620
276,248		Banca Intesa S.p.A.	2,023
329,156	e	Banca Monte dei Paschi di Siena S.p.A.	2,019
123,985		Banca Popolare di Milano	1,832
181,064		Banche Popolari Unite Scpa	4,867
2,041,703	e	Banco Bilbao Vizcaya Argentaria S.A.	47,863
34,595		Banco Bilbao Vizcaya Argentaria S.A. (ADR)	805
68,151		Banco BPI S.A.	573
120,000	e	Banco Bradesco S.A. (ADR)	3,524
503,305	e	Banco Comercial Portugues S.A.	2,088
3,299,993		Banco de Oro Universal Bank	4,322
51,606		Banco Espirito Santo S.A.	1,170
191,522	*	Banco Popolare Scarl	4,290
190,453	e	Banco Popular Espanol S.A.	3,273
4,560,746		Banco Santander Central Hispano S.A.	88,641
2,088,359		Bank of America Corp	104,982
5,404,942	v*	Bank of Ayudhya PCL	2,444
431,339		Bank of East Asia Ltd	2,419
399,296		Bank of Ireland	7,402
30,334		Bank of Ireland	564
65,039	e	Bank of Kyoto Ltd	789
224,961		Bank of Montreal	14,701
1,147,810		Bank of New York Mellon Corp	50,664
445,555		Bank of Nova Scotia	23,405
145,409		Bank of Okinawa Ltd	4,747
150,000		Bank of the Ryukyus Ltd	1,960
278,150		Bank of Yokohama Ltd	1,920
7,695,753		Barclays plc	93,764
142,279		BB&T Corp	5,747
338,941		BNP Paribas	37,089
1,139,201		BOC Hong Kong Holdings Ltd	2,887
1,671,100		Bumiputra-Commerce Holdings Bhd	5,247
181,090		Canadian Imperial Bank of Commerce	18,090
503,564		Capitalia S.p.A.	4,811
177,635		Chiba Bank Ltd	1,373
2,450,508		Citigroup, Inc	114,365
33,004		Close Brothers Group plc	549
38,980	e	Colonial Bancgroup, Inc	843
40,954		Comerica, Inc	2,100
46,284		Commerce Bancorp, Inc	1,795
207,673	e	Commerzbank AG.	8,407

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
276,563		Commonwealth Bank of Australia	$13,839
163,429	e	Credit Agricole S.A.	6,304
752,491		Credit Suisse Group	49,961
138,000		Daegu Bank	2,556
108,265		Danske Bank A/S	4,396
1,073,263		DBS Group Holdings Ltd	15,606
90,123		Depfa Bank plc	1,866
151,029		Deutsche Bank AG.	19,464
206,353	e	Dexia	6,250
289,464		DNB NOR Holding ASA	4,440
72,616		EFG Eurobank Ergasias S.A.	2,553
1,412,200		EON Capital BHD	2,839
43,842		Erste Bank der Oesterreichischen Sparkassen AG.	3,342
130,258		Fifth Third Bancorp	4,413
167,055	e	First Horizon National Corp	4,454
463,153	e	Fortis	13,638
463,153	e*	Fortis	2,457
8,207,365	*	Fuhwa Financial Holdings Co Ltd	5,193
142,489		Fukuoka Financial Group, Inc	835
86,160		Gunma Bank Ltd	575
91,000		Hachijuni Bank Ltd	655
231,399		Hang Seng Bank Ltd	4,111
115,000	e	Hiroshima Bank Ltd	628
275,763		Hokuhoku Financial Group, Inc	780
5,095,938		HSBC Holdings plc	94,306
954,250		Hudson City Bancorp, Inc	14,676
61,049		Huntington Bancshares, Inc	1,037
23,589	e	ICICI Bank Ltd (ADR)	1,244
436,006		ING Groep NV	19,354
96,355		Investec plc	1,009
155,338		Joyo Bank Ltd	867
2,098,128		JPMorgan Chase & Co	96,136
13,048	*	Jyske Bank	1,015
686,200		Kasikornbank PCL	1,622
1,206,331		Kasikornbank PCL	2,904
142,624		Keycorp	4,611
1,508,910		Lloyds TSB Group plc	16,748
17,112		M&T Bank Corp	1,770
59,706		Marshall & Ilsley Corp	2,613
146,129	e	Mediobanca S.p.A.	3,196
2,398,000		Metropolitan Bank & Trust	2,981
1,925	m,v	Mitsubishi UFJ Financial Group, Inc	16,926
152,750		Mitsui Trust Holdings, Inc	1,192
4,724		Mizuho Financial Group. Inc	26,938
348,653		National Australia Bank Ltd	12,285
72,628		National Bank Of Canada	3,980
203,633		National Bank of Greece S.A.	12,980
172,323		National City Corp	4,324
70,194	e	New York Community Bancorp, Inc	1,337
157,045		Nishi-Nippon City Bank Ltd	442
642,073		Nordea Bank AB	11,189
50,812		Northern Trust Corp	3,367
20,898		OKO Bank (Class A)	432
995,393		Oversea-Chinese Banking Corp	5,964
69,400		People's United Financial, Inc	1,199
156,268		Piraeus Bank S.A.	5,584

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
117,741		PNC Financial Services Group, Inc	$8,018
9,049,000		PT Bank Mandiri Persero Tbk	3,488
180,000		Pusan Bank	3,304
8,291		Raiffeisen International Bank Holding AG.	1,212
189,102		Regions Financial Corp	5,575
1,326	e	Resona Holdings, Inc	2,274
575,833		Royal Bank of Canada	31,870
7,756,945		Royal Bank of Scotland Group plc	83,321
70		Sapporo Hokuyo Holdings, Inc	695
329,320		Shinsei Bank Ltd	1,038
133,727	e	Shizuoka Bank Ltd	1,299
143,222		Skandinaviska Enskilda Banken AB (Class A)	4,656
472,290		Societe Generale	79,253
98,256	e	Sovereign Bancorp, Inc	1,674
129,721	e	State Street Corp	8,842
2,771	e	Sumitomo Mitsui Financial Group, Inc	21,591
291,488		Sumitomo Trust & Banking Co Ltd	2,205
474,799		SunTrust Banks, Inc	35,928
41,738		Suruga Bank Ltd	510
160,691		Svenska Handelsbanken (A Shares)	4,987
13,943		Sydbank A/S	607
92,715		Synovus Financial Corp	2,601
361,958		TCF Financial Corp	9,476
969,891		UBS A.G.	52,150
13,576,096		UniCredito Italiano S.p.A	116,153
90,152		UnionBanCal Corp	5,266
443,260		United Overseas Bank Ltd	6,594
840,968	e	US Bancorp	27,357
1,503,300	*	Utama Banking Group BHD	1,085
768,490		Wachovia Corp	38,540
420,278		Washington Mutual, Inc	14,840
1,957,627		Wells Fargo & Co	69,731
380,465		Western Union Co	7,978
396,599		Westpac Banking Corp	10,030
54,735		Wing Hang Bank Ltd	629
632,654	*	Yes Bank Ltd	3,286
37,373		Zions Bancorporation	2,566
		TOTAL DEPOSITORY INSTITUTIONS	1,996,350

EATING AND DRINKING PLACES - 1.15%
1,858,000	*	Ajisen China Holdings Ltd	2,072
29,529		Autogrill S.p.A.	569
43,126		Brinker International, Inc	1,183
17,832,259		Compass Group plc	110,184
630,709		Darden Restaurants, Inc	26,401
147,447		Enterprise Inns plc	1,786
633,607		McDonald's Corp	34,513
100,418		Mitchells & Butlers plc	1,255
93,030		Onex Corp	3,419
70,678		Punch Taverns plc	1,426
23,491		Sodexho Alliance S.A.	1,625
195,080	*	Starbucks Corp	5,111
49,592	e	Tim Hortons, Inc	1,728
24,443		Wendy's International, Inc	853
49,333		Whitbread plc	1,637
1,200		Yoshinoya D&C Co Ltd	1,943

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
189,494		Yum! Brands, Inc	$6,411
		TOTAL EATING AND DRINKING PLACES	202,116

EDUCATIONAL SERVICES - 0.03%
51,844	*	Apollo Group, Inc (Class A)	3,118
16,082		Benesse Corp	616
112,976		CAE, Inc	1,521
24,320	*	Career Education Corp	681
		TOTAL EDUCATIONAL SERVICES	5,936

ELECTRIC, GAS, AND SANITARY SERVICES - 4.20%
236,692	*	AES Corp	4,743
92,897		AGL Energy Ltd	1,308
105,768	m,v	Alinta Ltd	1,353
54,400		Allegheny Energy, Inc	2,843
29,779		Alliant Energy Corp	1,141
812,000	*	Allied Waste Industries, Inc	10,353
53,665		Ameren Corp	2,817
197,756		American Electric Power Co, Inc	9,113
34,179		Aqua America, Inc	775
85,500		BKW FMB Energie AG.	9,400
223,814		British Energy Group plc	2,448
85,532		Caltex Australia Ltd	1,787
20,395		Canadian Utilities Ltd (Class A)	998
204,548		Centerpoint Energy, Inc	3,279
980,141		Centrica plc	7,630
154,361		Chubu Electric Power Co, Inc	3,998
408,039		CLP Holdings Ltd	2,824
38,000	e	Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	1,877
102,000		Companhia Energetica de Minas Gerais	2,170
69,859		Consolidated Edison, Inc	3,235
362,122		Constellation Energy Group, Inc	31,067
55,914	e	Contact Energy Ltd	389
105,206	e	Dominion Resources, Inc	8,869
325,037	e	DPL, Inc	8,535
46,157		DTE Energy Co	2,236
380,074		Duke Energy Corp	7,104
112,500	*	Dynegy, Inc (Class A)	1,040
319,798	e	E.ON AG.	59,127
212,573		Edison International	11,787
126,000		EDP - Energias do Brasil S.A.	2,096
250,408		El Paso Corp	4,249
35,239	e	Electric Power Development Co	1,371
450,000		Electricity Generating PCL	1,523
156,299	e*	Enbridge, Inc	5,726
150,056		Endesa S.A.	8,578
1,290,502	e	Enel S.p.A.	14,611
40,000		Energen Corp	2,285
445,104		Energias de Portugal S.A.	2,602
39,300		Energy East Corp	1,063
97,553		Entergy Corp	10,564
326,356		Exelon Corp	24,594
3,743,102		First Philippine Holdings Corp	6,439
281,356		FirstEnergy Corp	17,821
58,346	e	Fortis, Inc	1,587
1,826,699		Fortum Oyj	67,047

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
175,540		FPL Group, Inc	$10,687
27,789		Gas Natural SDG S.A.	1,569
42,303		Hokkaido Electric Power Co, Inc	915
1,119,568		Hong Kong & China Gas Ltd	2,607
404,067		Hong Kong Electric Holdings Ltd	2,100
218,974	*	Iberdrola S.A.	12,865
372,426		International Power plc	3,438
179,653		Kansai Electric Power Co, Inc	4,106
73,555		Kelda Group plc	1,297
88,360		Kyushu Electric Power Co, Inc	2,339
108,000	*	Mirant Corp	4,393
724,888		National Grid plc	11,628
70,019		NiSource, Inc	1,340
180,400	e*	NRG Energy, Inc	7,629
189,358	e*	Ocean Power Technologies, Inc	2,973
17,053		Oest Elektrizitatswirts AG. (Class A)	983
148,480		Okinawa Electric Power Co, Inc	9,449
469,125		Osaka Gas Co Ltd	1,646
68,036		Pepco Holdings, Inc	1,842
122,672		PG&E Corp	5,864
25,141		Pinnacle West Capital Corp	993
212,187		PPL Corp	9,824
63,117		Progress Energy, Inc	2,957
204,965		Public Service Enterprise Group, Inc	18,035
1,532		Puma AG. Rudolf Dassler Sport	658
236,492		Questar Corp	12,423
108,125	*	Reliant Energy, Inc	2,768
181,019		Republic Services, Inc	5,921
3,948		RWE AG.	444
411,798		RWE AG.	51,791
28,217		SCANA Corp	1,093
230,539		Scottish & Southern Energy plc	7,127
342,273		SembCorp Industries Ltd	1,486
122,413		Sempra Energy	7,115
62,148		Severn Trent plc	1,793
286,040	e	Snam Rete Gas S.p.A.	1,779
16,580	e	Sociedad General de Aguas de Barcelona S.A. (Class A)	630
2,449,264		Sojitz Holdings Corp	10,662
194,557		Southern Co	7,059
1,196,708	e*	Suez S.A.	70,476
1,452,900		Tenaga Nasional BHD	4,029
99,663	e	Tohoku Electric Power Co, Inc	2,130
280,328		Tokyo Electric Power Co, Inc	7,078
523,838		Tokyo Gas Co Ltd	2,440
90,421		TransAlta Corp	2,845
155,882		TXU Corp	10,673
28,580		Union Fenosa S.A.	1,691
233,943		United Utilities plc	3,351
51,474		Vector Ltd	96
85,284		Veolia Environnement	7,344
275,000		Westar Energy, Inc	6,754
212,021		Williams Cos, Inc	7,221
30,001		Wisconsin Energy Corp	1,351
102,270		Xcel Energy, Inc	2,203
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	740,312

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.57%
898,235		ABB Ltd	$23,655
31,436	*	ADC Telecommunications, Inc	616
142,574	e*	Advanced Micro Devices, Inc	1,882
166,642	e	Advantest Corp	5,194
572,818	e	Alcatel S.A.	5,881
3		Alcatel S.A. (ADR)	-	^
35,114		Alps Electric Co Ltd	422
125,885		Altera Corp	3,031
185,300	e*	Amkor Technology, Inc	2,135
61,932		Amphenol Corp (Class A)	2,462
119,741		Analog Devices, Inc	4,330
558,425	*	Apple Computer, Inc	85,741
358,007		ARM Holdings plc	1,128
604,653		Asustek Computer, Inc	1,831
156,327	*	Avnet, Inc	6,231
2,382	e	Bang & Olufsen A/S (B Shares)	269
4,674	e	Barco NV	403
36,000		Bharat Electronics Ltd	1,664
167,844	*	Broadcom Corp (Class A)	6,116
87,208	*	Celestica, Inc	531
325,606	*	Chartered Semiconductor Manufacturing Ltd	239
3,504,748	*	Cisco Systems, Inc	116,042
1,700	*	Comverse Technology, Inc	34
168,424		Cooper Industries Ltd (Class A)	8,605
150,000	e*	Cree, Inc	4,665
33,328	*	CSR plc	439
48,733	e	Dainippon Screen Manufacturing Co Ltd	294
76,135		Eaton Corp	7,540
29,564	e*	Energizer Holdings, Inc	3,277
7,861,256		Ericsson (LM) (B Shares)	31,474
208,000	*	Fairchild Semiconductor International, Inc	3,885
113,464		Fanuc Ltd	11,567
7,800	e*	First Solar, Inc	918
52,991	e	Fisher & Paykel Appliances Holdings Ltd	143
100,537		Fisher & Paykel Healthcare Corp	251
157,472	e*	Flextronics International Ltd	1,761
609,829	*	Foxconn International Holdings Ltd	1,671
129,822		Fuji Electric Holdings Co Ltd	579
38,864		Gamesa Corp Tecnologica S.A.	1,588
52,674		Garmin Ltd	6,289
2,265	e	Geo Corp	4,693
787,500		Geodesic Information Systems Ltd	3,760
250,640		GVK Power & Infrastructure Ltd	4,133
131,300		Hamamatsu Photonics KK	3,795
15,925		Harman International Industries, Inc	1,378
7,363		Hirose Electric Co Ltd	895
23,952		Hitachi Chemical Co Ltd	495
15,700		Hitachi High-Technologies Corp	359
784,548	e	Hitachi Ltd	5,225
804,720		Hon Hai Precision Industry Co, Ltd	6,091
511,378		Honeywell International, Inc	30,412
126,131		Hoya Corp	4,304
140,208		Ibiden Co Ltd	11,804
97,400		Indesit Co S.p.A.	1,679
1,133,658	*	Infineon Technologies AG.	19,544

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
140,000	e*	Infineon Technologies AG. (ADR)	$2,405
5,755,997		Intel Corp	148,850
35,960		Intersil Corp (Class A)	1,202
345		Intracom S.A.	2
55,503	e*	JDS Uniphase Corp	830
430,176		Johnson Electric Holdings Ltd	225
1,433,543		Koninklijke Philips Electronics NV	64,697
7,560	e	Kudelski S.A.	214
37,838		Kyocera Corp	3,548
154,523		L-3 Communications Holdings, Inc	15,783
87,000	e*	LG.Philips LCD Co Ltd (ADR)	2,083
76,667	e	Linear Technology Corp	2,683
200,560	*	LSI Logic Corp	1,488
6,130		Mabuchi Motor Co Ltd	400
173,250	*	Marvell Technology Group Ltd	2,836
453,982		Matsushita Electric Industrial Co Ltd	8,517
86,956		Matsushita Electric Works Ltd	1,048
548,396		Maxim Integrated Products, Inc	16,095
308,700		MediaTek, Inc	5,638
121,677	*	MEMC Electronic Materials, Inc	7,162
56,180		Microchip Technology, Inc	2,040
268,254	*	Micron Technology, Inc	2,978
640,900		Minebea Co Ltd	4,386
697,661		Mitsubishi Electric Corp	8,746
1,000,465		Motorola, Inc	18,539
173,056		Murata Manufacturing Co Ltd	12,475
232,412		National Semiconductor Corp	6,303
8,217	*	NEC Electronics Corp	236
2,619,137	*	Network Appliance, Inc	70,481
39,988	e	NGK Spark Plug Co Ltd	621
25,306		Nidec Corp	1,769
36,977		Nitto Denko Corp	1,719
5,290		NKT Holding A/S	593
1,938,786		Nokia Oyj	73,704
196,003	*	Nortel Networks Corp	3,322
62,837	*	Novellus Systems, Inc	1,713
242,974	*	Nvidia Corp	8,805
50,011		Omron Corp	1,324
163,600	e*	ON Semiconductor Corp	2,055
43,000		Origin Electric Co Ltd	236
34,991	e	Pioneer Corp	429
10,000	*	Q-Cells AG.	1,022
42,271	*	QLogic Corp	569
1,026,202		Qualcomm, Inc	43,367
152,368	e	RadioShack Corp	3,148
224,979	*	Research In Motion Ltd	22,110
155,595		Ricoh Co Ltd	3,292
7,705		Rinnai Corp	230
23,944		Rohm Co Ltd	2,116
8,545		Samsung Electronics Co Ltd	5,369
24,434		Sanken Electric Co Ltd	120
133,407	*	Sanmina-SCI Corp	283
368,755	e*	Sanyo Electric Co Ltd	607
11,889	e	Schindler Holding AG.	751
12,500		SEB S.A.	2,326
494,400	*	SGL Carbon AG.	28,340

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
231,803	e	Sharp Corp	$4,208
14,800		Shinko Electric Industries	329
333,280	e*	Sirius Satellite Radio, Inc	1,163
407,688		Sony Corp	19,769
34,835		Stanley Electric Co Ltd	840
2,000	*	STATS ChipPAC Ltd	2
168,581		STMicroelectronics NV	2,834
71,576		Sumco Corp	2,916
440,000		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4,453
21,601		Taiyo Yuden Co Ltd	428
46,931		Tandberg ASA	1,129
29,366		TDK Corp	2,577
111,000		Telefonaktiebolaget LM Ericsson (ADR)	4,418
149,005	*	Tellabs, Inc	1,419
353,733	e	Terna Rete Elettrica Nazionale S.p.A.	1,308
446,709		Texas Instruments, Inc	16,345
59,569		Thomson	907
14,900		Toyota Boshoku Corp	503
176,690		Tyco Electronics Ltd	6,260
25,784	e	Ushio, Inc	469
18,421		Valeo S.A.	1,025
4,043,440		Vanguard International Semiconductor Corp	3,624
19,800	*	Varian Semiconductor Equipment Associates, Inc	1,060
84,332		Venture Corp Ltd	937
20,105		Whirlpool Corp	1,791
85,529		Xilinx, Inc	2,236
49,384		Yaskawa Electric Corp	615
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,158,745

ENGINEERING AND MANAGEMENT SERVICES - 0.34%
33,017	*	Amylin Pharmaceuticals, Inc	1,651
31,564		Cap Gemini S.A.	1,945
159,236		Capita Group plc	2,359
120,829	*	Celgene Corp	8,616
1,000	e	Corporate Executive Board Co	74
60,716		Downer EDI Ltd	337
79,269		Fluor Corp	11,413
14,985		Fugro NV	1,217
42,734	*	Jacobs Engineering Group, Inc	3,230
302,042		JGC Corp	5,825
638	*	KBR, Inc	25
43,600	*	McDermott International, Inc	2,358
84,777		Moody's Corp	4,273
89,049		Paychex, Inc	3,651
43,001		Quest Diagnostics, Inc	2,484
36,326		SBM Offshore NV	1,428
127,124		Serco Group plc	1,079
67,442		SNC-Lavalin Group, Inc	3,007
134,380		WorleyParsons Ltd	5,057
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	60,029

FABRICATED METAL PRODUCTS - 0.46%
464,118		Amcor Ltd	3,039
44,121		Ball Corp	2,371
57,955		Bharat Heavy Electricals	2,963
614,700	*	Crown Holdings, Inc	13,991

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
9,040		Geberit AG.	$1,182
36,934		Hitachi Cable Ltd	229
453,100		Illinois Tool Works, Inc	27,023
59,639	e	JS Group Corp	1,037
84,439		Parker Hannifin Corp	9,443
24,309		Pentair, Inc	806
157,541		Rexam plc	1,778
43,612		Sanwa Shutter Corp	244
110,000	e	Sims Group Ltd	3,151
94,300		Snap-On, Inc	4,672
148,140		Ssab Svenskt Stal AB (Series A)	5,483
25,601	e	Ssab Svenskt Stal AB (Series B)	874
37,737		Stanley Works	2,118
37,067	e	Toyo Seikan Kaisha Ltd	699
		TOTAL FABRICATED METAL PRODUCTS	81,103

FOOD AND KINDRED PRODUCTS - 3.43%
142,337		Ajinomoto Co, Inc	1,784
312,751		Anheuser-Busch Cos, Inc	15,634
209,747		Archer Daniels Midland Co	6,938
95,797		Asahi Breweries Ltd	1,459
42,538		Bunge Ltd	4,571
560,928		Cadbury Schweppes plc	6,507
82,125		Campbell Soup Co	3,039
29,233		Carlsberg A/S (Class B)	3,993
6,250	v*	CJ CheilJedang Corp	1,571
10,642		CJ Corp	820
25,274		Coca Cola Hellenic Bottling Co S.A.	1,460
107,773		Coca-Cola Amatil Ltd	861
1,120,823		Coca-Cola Co	64,414
190,000		Coca-Cola Enterprises, Inc	4,602
198,971		Coca-Cola West Japan Co Ltd	4,677
22,000		Companhia de Bebidas das Americas	1,620
180,225		ConAgra Foods, Inc	4,709
62,280	e*	Constellation Brands, Inc (Class A)	1,508
31,666	*	Cott Corp	252
179,481		CSR Ltd	495
10,820	e	Danisco A/S	841
720,915		Diageo plc	15,841
3,751		East Asiatic Co Ltd A.S.	280
17,678	e	Ebro Puleva S.A.	362
164,133		General Mills, Inc	9,521
1,544	e	Givaudan S.A.	1,427
64,731		Greencore Group plc	421
870,683		Groupe Danone	68,533
117,588		H.J. Heinz Co	5,433
100,980		Heineken NV	6,627
57,880		Hershey Co	2,686
15,890		House Foods Corp	277
55,360		Iaws Group plc	1,231
68,501		InBev NV	6,208
271,954	e	Ito En Ltd	6,629
81,586	e	Ito En Ltd	1,623
412,069		J Sainsbury plc	4,869
14,766,876		JG Summit Holdings	3,524
70,494		Kaneka Corp	593

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
117,657		Kellogg Co	$6,589
60,545		Kerry Group plc (Class A)	1,796
33,795	e	Kikkoman Corp	510
183,902		Kirin Brewery Co Ltd	2,434
1,175,258		Kraft Foods, Inc (Class A)	40,558
60,100		Lion Nathan Ltd	492
30,319		McCormick & Co, Inc	1,091
60,630	e	Meiji Dairies Corp	343
67,763	e	Meiji Seika Kaisha Ltd	341
265,208		Nestle S.A.	119,136
54,264		Nichirei Corp	249
41,357		Nippon Meat Packers, Inc	459
44,089		Nisshin Seifun Group, Inc	415
20,671	e	Nissin Food Products Co Ltd	738
227,740		Olam International Ltd	481
424,925		Parmalat S.p.A.	1,509
1,160,928		PepsiCo, Inc	85,050
22,394	e	Pernod-Ricard S.A.	4,887
3,846,884		Petra Foods Ltd	4,169
22,673		Q.P. Corp	207
43,638	e	Royal Numico NV	3,385
100,198	e	Sampo Oyj (A Shares)	3,059
56,855	e	Sapporo Holdings Ltd	376
31,503		Saputo, Inc	1,666
191,202		Sara Lee Corp	3,191
213,472		Scottish & Newcastle plc	2,671
16,999	e	Suedzucker AG.	342
262,076		Swire Pacific Ltd (Class A)	3,177
39,692	e	Takara Holdings, Inc	233
130,540		Tate & Lyle plc	1,075
168,000		Tingyi Cayman Islands Holding Corp	262
20,099		Toyo Suisan Kaisha Ltd	378
92,722		Tyson Foods, Inc (Class A)	1,655
1,246,905		Unilever plc	39,415
51,005		Wrigley (Wm.) Jr Co	3,276
24,426	e	Yakult Honsha Co Ltd	556
24,918		Yamazaki Baking Co Ltd	187
		TOTAL FOOD AND KINDRED PRODUCTS	604,198

FOOD STORES - 0.90%
62,100		Alimentation Couche Tard, Inc (Class B)	1,272
298,417		Carrefour S.A.	20,906
243,260		Coles Myer Ltd	3,324
6,154	e	Colruyt S.A.	1,300
29,421		Delhaize Group	2,819
13,855		FamilyMart Co Ltd	361
23,014		George Weston Ltd	1,643
225,251		Goodman Fielder Ltd	516
41,785		Jeronimo Martins SGPS S.A.	257
15,284		Kesko Oyj (B Shares)	1,015
293,460		Koninklijke Ahold NV	4,436
635,676		Kroger Co	18,130
14,490		Lawson, Inc	458
48,073		Loblaw Cos Ltd	2,178
209,731		Safeway, Inc	6,944
191,836		Seven & I Holdings Co Ltd	4,935

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
177,055		Sonae SPGS S.A.	$460
53,834		Supervalu, Inc	2,100
8,167,152		Tesco plc	73,399
36,503	e	Whole Foods Market, Inc	1,787
407,967		Woolworths Ltd	10,755
		TOTAL FOOD STORES	158,995

FORESTRY - 0.02%
55,682		Weyerhaeuser Co	4,026
		TOTAL FORESTRY	4,026

FURNITURE AND FIXTURES - 0.09%
14,142		Hillenbrand Industries, Inc	778
70,032		Johnson Controls, Inc	8,272
45,884		Leggett & Platt, Inc	879
139,415		Masco Corp	3,230
7,943		Neopost S.A.	1,120
48,300	e	Tempur-Pedic International, Inc	1,727
		TOTAL FURNITURE AND FIXTURES	16,006

FURNITURE AND HOME FURNISHINGS STORES - 0.12%
73,651	*	Bed Bath & Beyond, Inc	2,513
5,000	e	Circuit City Stores, Inc	40
490,893		DSG International plc	1,356
1,374,161		Harvey Norman Holdings Ltd	7,267
141,113		Kesa Electricals plc	795
18,731	e*	Mohawk Industries, Inc	1,523
7,923		Nitori Co Ltd	374
10,291		Shimachu Co Ltd	272
24,732	e	Williams-Sonoma, Inc	807
63,551		Yamada Denki Co Ltd	6,291
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	21,238

GENERAL BUILDING CONTRACTORS - 0.42%
833,508		Amec plc	12,637
114,628		Balfour Beatty plc	1,113
77,690		Barratt Developments plc	1,189
30,417		Bellway plc	642
24,130		Berkeley Group Holdings plc	708
9,751		Bilfinger Berger AG.	762
31,261		Centex Corp	831
129,359		Cheung Kong Infrastructure Holdings Ltd	486
16,854		CRH plc	664
19,043		Daito Trust Construction Co Ltd	918
117,840		Daiwa House Industry Co Ltd	1,538
100,751		DR Horton, Inc	1,291
102,461		Fletcher Building Ltd	985
1,714,405	e*	Haseko Corp	4,105
26,349		Hellenic Technodomiki Tev S.A.	352
10,966		Hochtief AG.	1,330
29,844		Hyundai Development Co	2,788
1,728,869		IJM Corp BHD	4,034
7,826	e	Imerys S.A.	714
13,247,092		Italian-Thai Development PCL	2,937
80,378		JM AB	1,940
205,104	e	Kajima Corp	705

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
81,998	e	KB Home	$2,055
28,614		Leighton Holdings Ltd	1,308
77,165		Lend Lease Corp Ltd	1,294
44,253		Lennar Corp (Class A)	1,002
6,802	e*	NVR, Inc	3,199
142,977	e	Obayashi Corp	662
30,000		Obrascon Huarte Lain S.A.	1,123
75,712		Persimmon plc	1,493
56,137		Pulte Homes, Inc	764
106,271		Sekisui Chemical Co Ltd	780
116,826		Sekisui House Ltd	1,471
5,000,000		Shanghai Forte Land Co	3,988
136,452	e	Shimizu Corp	742
115,881		Skanska AB (B Shares)	2,297
170,000		Suruga Corp	3,108
219,136	e	Taisei Corp	635
296,303		Taylor Woodrow plc	1,672
14,184		Titan Cement Co S.A.	733
45,844		Toda Corp	242
53,766	*	Toll Brothers, Inc	1,075
29,420		YIT OYJ	874
		TOTAL GENERAL BUILDING CONTRACTORS	73,186

GENERAL MERCHANDISE STORES - 0.85%
149,201		Aeon Co Ltd	2,108
148,000	e*	Big Lots, Inc	4,416
18,000	*	BJ's Wholesale Club, Inc	597
291,403		Costco Wholesale Corp	17,883
51,064		Family Dollar Stores, Inc	1,356
31,973	e	Hankyu Department Stores, Inc	264
1,285,000	*	Intime Department Store Group Co Ltd	1,139
43,654	e	Isetan Co Ltd	589
73,728	*	J Front Retailing Co Ltd	725
97,436		JC Penney Co, Inc	6,175
134,386		Keio Corp	838
378,914	e	Kintetsu Corp	1,178
248,065		Macy's, Inc	8,017
453,991		Marks & Spencer Group plc	5,717
68,709	e	Marui Co Ltd	758
91,191	e	Mitsukoshi Ltd	414
1,718,830	*	New World Department Store China Ltd	1,588
18,747		PPR	3,527
1,740		Shinsegae Co Ltd	1,211
68,162		Takashimaya Co Ltd	757
331,180		Target Corp	21,053
457,863		TJX Cos, Inc	13,310
189,521	e	Tobu Railway Co Ltd	891
985,351	e	Tokyu Corp	6,434
41,220		UNY Co Ltd	359
1,098,866		Wal-Mart Stores, Inc	47,965
		TOTAL GENERAL MERCHANDISE STORES	149,269

HEALTH SERVICES - 0.76%
108,508		AmerisourceBergen Corp	4,919
1,040,100		Bumrungrad Hospital PCL	1,358
111,223		Cigna Corp	5,927

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
5,958		Coloplast A/S (Class B)	$566
24,308	*	Community Health Systems, Inc	764
16,377	*	Covance, Inc	1,276
158,688	*	Coventry Health Care, Inc	9,872
144,871	*	DaVita, Inc	9,153
59,738	*	Express Scripts, Inc	3,335
295,082		Fraser and Neave Ltd	1,132
50,182		Fresenius Medical Care AG.	2,667
59,912		Getinge AB (B Shares)	1,450
64,925		Health Management Associates, Inc (Class A)	451
948,100	e*	Healthsouth Corp	16,601
39,125		Intertek Group plc	758
32,308	*	Laboratory Corp of America Holdings	2,528
23,395	*	Lincare Holdings, Inc	858
312,351		McKesson Corp	18,363
55,430	*	MDS, Inc	1,198
144,782	*	Medco Health Solutions, Inc	13,087
86,808		Mindray Medical International Ltd (ADR)	3,728
31,102	e	Omnicare, Inc	1,030
1,960,183		Parkway Holdings Ltd	5,595
60,988		Sonic Healthcare Ltd	844
1,819		Straumann Holding AG.	511
13,700	*	Tenet Healthcare Corp	46
323,572	*	WellPoint, Inc	25,536
		TOTAL HEALTH SERVICES	133,553

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.94%
54,573	e	Abertis Infraestructuras S.A.	1,707
55,281		ACS Actividades Cons y Servicios S.A.	3,051
89,299		Biffa plc	405
1,265,811		Bouygues S.A.	109,183
31,181	e	Chiyoda Corp	562
12,249		Fomento de Construcciones y Contratas S.A.	991
13,300	*	Foster Wheeler Ltd	1,746
1,414,500		Gamuda BHD	3,653
14,061	e	Grupo Ferrovial S.A.	1,190
30,446		GS Engineering & Construction Corp	5,289
128,144		Multiplex Group	570
58,966	e	Nishimatsu Construction Co Ltd	178
40,403	e	Okumura Corp	206
258,353	e	Transurban Group	1,673
453,956		Vinci S.A.	35,466
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	165,870

HOLDING AND OTHER INVESTMENT OFFICES - 4.04%
104,599		3i Group plc	2,134
9,500	e*	Affiliated Managers Group, Inc	1,211
39,428	e	Allied Capital Corp	1,159
25,115		AMB Property Corp	1,502
209,623		Amvescap plc	2,837
34,538		Apartment Investment & Management Co (Class A)	1,559
43,600		ARC Energy Trust	928
77,814	*	Archstone-Smith Trust	4,680
82,326		AvalonBay Communities, Inc	9,719
50,588		Babcock & Brown Wind Partners	81
56,421		Boston Properties, Inc	5,862

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
223,437		Brookfield Asset Management, Inc (Class A)	$8,570
19,496		Camden Property Trust	1,253
353,856		CapitaCommercial Trust	677
2,372,771		CapitaMall Trust	6,229
278,104		CFS Gandel Retail Trust	590
26,928		CI Financial Income Fund	715
292,615		Commonwealth Property Office Fund	432
28,554		Developers Diversified Realty Corp	1,595
70,000	e	Douglas Emmett, Inc	1,731
35,604		Duke Realty Corp	1,204
135,865		Equity Residential	5,755
20,156		Federal Realty Investment Trust	1,786
77,386		General Growth Properties, Inc	4,149
3,104,980		Genting BHD	7,335
493,336		GPT Group	2,233
42,591		Great Portland Estates plc	521
30,737		Groupe Bruxelles Lambert S.A.	3,728
1,787	*	Groupe Bruxelles Lambert S.A.	-	^
71,917		HCP, Inc	2,386
187,218		Host Marriott Corp	4,201
93,188	*	Immoeast AG	1,015
211,114	e	ING Industrial Fund	530
350,000		Investimentos Itau S.A.	2,415
325,003	e	iShares MSCI Canada Index Fund	10,637
1,455,599	e	iShares MSCI EAFE Index Fund	120,218
2,344,182		iShares MSCI Japan Index Fund	33,616
86,087	e	iShares MSCI Pacific ex-Japan Index Fund	14,316
703,265	e	iShares S&P Europe 350 Index Fund	83,829
59,794		iStar Financial, Inc	2,032
7,476		Jafco Co Ltd	277
104		Japan Prime Realty Investment Corp	434
90		Japan Real Estate Investment Corp	1,081
81		Japan Retail Fund Investment Corp	705
131,980		JFE Holdings, Inc	9,353
80,321		Kimco Realty Corp	3,631
140,246		Kiwi Income Property Trust	154
2,490,100		KLCC Property Holdings BHD	2,485
125,724		Land Securities Group plc	4,327
22,698		Liberty Property Trust	913
657,478		Link Real Estate Investment Trust	1,446
18,394		Macerich Co	1,611
85,014	e	Macquarie Communications Infrastructure Group	459
1,543,486		Macquarie Infrastructure Group	4,273
412,276		Macquarie Office Trust	573
478,977		Man Group plc	5,424
1,982,000		Mapletree Logistics Trust	1,668
214,735		Melco International Development	401
780		New City Residence Investment Corp	4,278
107		Nippon Building Fund, Inc	1,556
5,684		Nobel Biocare Holding AG.	1,539
2,290,241		Noble Group Ltd	3,346
52		Nomura Real Estate Office Fund, Inc	543
266		NTT Urban Development Corp	551
1,047,246		NWS Holdings Ltd	2,463
106,110		Plum Creek Timber Co, Inc	4,750
49,640	e	PrimeWest Energy Trust	1,311

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
87,998		Prologis	$5,839
10,783		PSP Swiss Property AG.	572
63,619		Public Storage, Inc	5,004
17,835		Regency Centers Corp	1,369
42,726		RioCan Real Estate Investment Trust	1,067
26,702	e	Sacyr Vallehermoso S.A.	934
86,960		Shinhan Financial Group Co Ltd	5,682
133,304		Simon Property Group, Inc	13,330
20,492	e	SL Green Realty Corp	2,393
1,577,028	e	SPDR Trust Series 1	240,623
364,076		Suntec Real Estate Investment Trust	478
48,000		Taubman Centers, Inc	2,628
392		Technical Olympic S.A.	1
34,079	e	UDR, Inc	829
57,196		Vanguard European ETF	4,473
147,996		Virgin Media, Inc	3,592
54,358		Vornado Realty Trust	5,944
1,566		WABCO Holdings, Inc	73
376,785		Wharf Holdings Ltd	1,851
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	711,604

HOTELS AND OTHER LODGING PLACES - 1.69%
2,089,956	e	Accor S.A.	185,545
3,920,000		Banyan Tree Holdings Ltd	5,647
15,800		Choice Hotels International, Inc	595
326,469		Hilton Hotels Corp	15,177
3,098,839		Hongkong & Shanghai Hotels	5,493
801,317		Indian Hotels Co Ltd	2,773
79,444		Intercontinental Hotels Group plc	1,577
99,590		Kangwon Land, Inc	2,938
37,627	*	Las Vegas Sands Corp	5,020
90,317		Marriott International, Inc (Class A)	3,926
191,041	*	MGM Mirage	17,087
13,560,038		Minor International PCL	6,093
1,424	*	NH Hoteles S.A.	28
161,980	e	Orient-Express Hotels Ltd (Class A)	8,305
50,300		Resorttrust, Inc	1,071
3,192,485		Shangri-La Asia Ltd	10,760
305,717		Starwood Hotels & Resorts Worldwide, Inc	18,572
12,515	e	Station Casinos, Inc	1,095
117,420	*	Thomas Cook Group plc	669
136,227	*	TUI Travel plc	702
188,284		United Overseas Land Ltd	659
51,091		Wyndham Worldwide Corp	1,674
14,116		Wynn Resorts Ltd	2,224
		TOTAL HOTELS AND OTHER LODGING PLACES	297,630

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.28%
36,300	*	AGCO Corp	1,843
32,244		Alfa Laval AB	2,074
525,709		Alstom RGPT	106,875
83,498		Amada Co Ltd	933
209,337		American Standard Cos, Inc	7,457
8,632		Andritz AG.	596
635,360		Applied Materials, Inc	13,152
52,513		ASM Pacific Technology	464

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
108,538		ASML Holding NV	$3,598
213,582		Atlas Copco AB (A Shares)	3,696
141,964		Atlas Copco AB (B Shares)	2,269
17,115		Black & Decker Corp	1,426
1,086,129		Brambles Ltd	14,225
1,000,000	*	Brocade Communications Systems, Inc	8,560
792,254		Canon, Inc	43,246
8,441		Cargotec Corp (B Shares)	415
54,940	e	Casio Computer Co Ltd	787
324,129		Caterpillar, Inc	25,421
16,206		CDW Corp	1,413
44,412	*	Charter plc	1,075
577,576	e	Citizen Watch Co Ltd	5,813
96,504		Cummins, Inc	12,342
18,000		Daifuku Co Ltd	206
53,705		Daikin Industries Ltd	2,586
145,186	e	Deere & Co	21,549
796,708	*	Dell, Inc	21,989
51,430		Doosan Infracore Co Ltd	1,998
53,056		Dover Corp	2,703
82,890	e	Ebara Corp	383
177,639		Electrolux AB (Series B)	3,763
784,542	*	EMC Corp	16,318
150,826		FKI plc	281
48,126	*	FMC Technologies, Inc	2,775
164,274		FUJIFILM Holdings Corp	7,594
20,000	*	Gardner Denver, Inc	780
5,218,021		General Electric Co	216,026
13,705		Glory Ltd	435
43,164	*	Grant Prideco, Inc	2,353
69,163		Heidelberger Druckmaschinen	3,026
1,568,708		Hewlett-Packard Co	78,106
22,722		Hitachi Construction Machinery Co Ltd	908
20,343		Husqvarna AB (A Shares)	260
91,511		Husqvarna AB (B Shares)	1,182
89,845		IMI plc	983
110,595		Ingersoll-Rand Co Ltd (Class A)	6,024
863,635		International Business Machines Corp	101,736
87,910		International Game Technology	3,789
307,114		Ishikawajima-Harima Heavy Industries Co Ltd	965
36,765	e	Itochu Techno-Science Corp	1,296
48,520		Jabil Circuit, Inc	1,108
434,437		Japan Steel Works Ltd	7,213
30,394		Joy Global, Inc	1,546
574,156		Komatsu Ltd	19,294
12,686		Komori Corp	311
111,342		Konica Minolta Holdings, Inc	1,887
30,000		Krones AG.	2,426
257,546	e	Kubota Corp	2,121
26,021		Kurita Water Industries Ltd	883
50,692	*	Lam Research Corp	2,700
110,261	*	Lexmark International, Inc (Class A)	4,579
39,414	*	Logitech International S.A.	1,173
74,271		Makita Corp	3,259
91,400		Manitowoc Co, Inc	4,047
186,137		Meggitt plc	1,208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,678,306		Mitsubishi Heavy Industries Ltd	$10,973
987,709		Mitsui & Co Ltd	23,991
171,875		Mitsui Engineering & Shipbuilding Co Ltd	974
14,441		Mitsumi Electric Co Ltd	590
129,937	e	Modec, Inc	4,706
89,948		NTN Corp	803
17,315	e	OCE NV	364
67,227	e*	Ocean RIG ASA	496
128,368	e	Oki Electric Industry Co Ltd	221
33,000		Okuma Holdings, Inc	482
17,300	e	OSG Corp	180
31,474		Pall Corp	1,224
1,350,000		PT United Tractors Tbk	1,210
41,425		Rheinmetall AG.	3,291
40,858		Rockwell Automation, Inc	2,840
1,258,355		Rolls-Royce Group plc (B Shares)	3
41,180		Safran S.A.	994
80,501	*	SanDisk Corp	4,436
308,655		Sandvik AB	6,622
192,518		Seagate Technology, Inc	4,925
26,262	m,v*	Seagate Technology, Inc	-	^
29,173		Seiko Epson Corp	723
125,072		SKF AB (B Shares)	2,635
13,288		SMC Corp	1,820
21,713	e	Solarworld AG.	1,250
233,817	*	Solectron Corp	912
29,277		SPX Corp	2,710
828		Sulzer AG.	1,188
130,821		Sumitomo Heavy Industries Ltd	1,684
48,206		Technip S.A.	4,310
305,414		Techtronic Industries Co	348
99,099	*	Terex Corp	8,822
29,398		THK Co Ltd	621
39,881		Tokyo Electron Ltd	2,528
7,500	e	Tokyo Seimitsu Co Ltd	156
228,108		Tomkins plc	1,061
58,978	e	Tomra Systems ASA	427
26,400		Toro Co	1,553
703,542	e	Toshiba Corp	6,572
49,462		Toyota Tsusho Corp	1,313
1,521	e*	Unaxis Holding AG.	558
33,227	*	Varian Medical Systems, Inc	1,392
43,019	*	Vestas Wind Systems A/S	3,398
15,025		Wartsila Oyj (B Shares)	1,029
78,173	*	Western Digital Corp	1,979
8,241		Wincor Nixdorf AG.	682
49,733		Yokogawa Electric Corp	605
9,668	e	Zardoya Otis S.A.	300
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	931,350

INSTRUMENTS AND RELATED PRODUCTS - 2.75%
46,484		AGFA-Gevaert NV	895
156,674	*	Agilent Technologies, Inc	5,778
127,657		Applera Corp (Applied Biosystems Group)	4,422
1,048,130		BAE Systems plc	10,583
26,684		Bard (C.R.), Inc	2,353

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
19,406		Bausch & Lomb, Inc	$1,242
224,737		Baxter International, Inc	12,648
15,532		Beckman Coulter, Inc	1,146
122,615		Becton Dickinson & Co	10,061
447,630	*	Boston Scientific Corp	6,244
301,494		Cobham plc	1,197
42,670		Cochlear Ltd	2,952
11,259	e	Cooper Cos, Inc	590
176,690		Covidien Ltd	7,333
95,118		Danaher Corp	7,867
36,709		Dentsply International, Inc	1,529
153,652	e	Eastman Kodak Co	4,112
24,369		Elekta AB	397
385,767		Emerson Electric Co	20,530
88,760		Finmeccanica S.p.A.	2,586
162,000	e*	Hologic, Inc	9,882
212,298	*	Invensys plc	1,348
2,553,539		Johnson & Johnson	167,767
8,424		Keyence Corp	1,870
135,659		Kla-Tencor Corp	7,567
41,216	e	Luxottica Group S.p.A.	1,403
731,999		Medtronic, Inc	41,292
15,900	*	Mettler-Toledo International, Inc	1,622
13,820	e*	Millipore Corp	1,048
70,020	e	Nikon Corp	2,408
77,175		Nippon Electric Glass Co Ltd	1,243
79,512		Olympus Corp	3,267
1,246,301		PCCW Ltd	824
10,736		Phonak Holding AG.	1,077
57,687		Pitney Bowes, Inc	2,620
38,458	*	Qiagen NV	742
1,289,579	e*	Resmed, Inc	5,607
59,583		Rockwell Collins, Inc	4,352
21,876	e	Roper Industries, Inc	1,433
251,392		Smith & Nephew plc	3,073
380,394	*	St. Jude Medical, Inc	16,764
101,977		Stryker Corp	7,012
14,689		Swatch Group AG.	4,820
75,095		Swatch Group AG.	4,808
13,920		Synthes, Inc	1,558
33,000		Sysmex Corp	1,273
253,429	*	Teradyne, Inc	3,497
315,712		Terumo Corp	15,942
696,339	*	Thermo Electron Corp	40,193
26,284	*	Waters Corp	1,759
6,293	*	William Demant Holding	556
525,291	*	Xerox Corp	9,108
162,526	*	Zimmer Holdings, Inc	13,163
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	485,363

INSURANCE AGENTS, BROKERS AND SERVICE - 0.58%
177,156		AON Corp	7,938
41,460		Brown & Brown, Inc	1,090
252,631		Hartford Financial Services Group, Inc	23,381
1,707,163		HBOS plc	31,942
332,549		Marsh & McLennan Cos, Inc	8,480

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
13,894		MLP AG.	$186
779,413		QBE Insurance Group Ltd	23,377
197,235		Suncorp-Metway Ltd	3,553
268,750		Unipol S.p.A.	843
49,200		Willis Group Holdings Ltd	2,014
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	102,804

INSURANCE CARRIERS - 4.74%
75,799	e	ABC Learning Centres Ltd	442
375,958		ACE Ltd	22,772
988,600		Admiral Group plc	18,204
381,739		Aegon NV	7,310
733,571		Aetna, Inc	39,811
225,216		Aflac, Inc	12,846
126,423		Alleanza Assicurazioni S.p.A	1,683
287,052		Allianz AG.	67,067
152,722		Allstate Corp	8,734
50,336	e	Ambac Financial Group, Inc	3,167
12,000		American Financial Group, Inc	342
922,921		American International Group, Inc	62,436
966,393		AMP Ltd	9,038
47,500	*	Arch Capital Group Ltd	3,534
309,118	e	Assicurazioni Generali S.p.A.	13,603
46,400		Assurant, Inc	2,482
687,782		Aviva plc	10,357
1,310,486		AXA Asia Pacific Holdings Ltd	9,070
1,141,210	e	AXA S.A.	51,065
368,043		Axis Capital Holdings Ltd	14,321
1,125,548		China Life Insurance Co Ltd	6,465
145,827		Chubb Corp	7,822
41,009		Cincinnati Financial Corp	1,776
43,800		CNA Financial Corp	1,722
10,981		CNP Assurances	1,405
2,949	m,v	Codan A/S	336
198,450	*	Conseco, Inc	3,175
152,083	e	Corp Mapfre S.A.	687
33,000		Endurance Specialty Holdings Ltd	1,371
85,771		Everest Re Group Ltd	9,455
7,356		Fairfax Financial Holdings Ltd	1,794
49,166		Fidelity National Title Group, Inc (Class A)	859
20,487		First American Corp	750
21,731		Fondiaria-Sai S.p.A	1,020
481,520		Friends Provident plc	1,695
311,038		Genworth Financial, Inc (Class A)	9,558
120,377		Great-West Lifeco, Inc	4,416
43,400		HCC Insurance Holdings, Inc	1,243
41,145	*	Health Net, Inc	2,224
102,249	*	Humana, Inc	7,145
375,818	e	Insurance Australia Group Ltd	1,751
120,095		Irish Life & Permanent plc	2,663
80,995		KBC Groep NV	11,143
41,642	e	Leucadia National Corp	2,008
97,828		Lincoln National Corp	6,454
63,300		Loews Corp	3,061
695,610		Manulife Financial Corp	28,680
34,899	e	MBIA, Inc	2,131

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
76,204	e	Mediolanum S.p.A.	$539
304,903		Metlife, Inc	21,261
21,029	e	MGIC Investment Corp	679
367,702		Millea Holdings, Inc	14,789
281,671		Mitsui Sumitomo Insurance Co Ltd	3,308
57,105	e	Muenchener Rueckver AG.	10,974
39,200		Nationwide Financial Services, Inc (Class A)	2,110
1,397,280		Old Mutual plc	4,583
77,582		Old Republic International Corp	1,454
108,520		OneBeacon Insurance Group Ltd	2,339
99,544	e	PartnerRe Ltd	7,863
22,034		PMI Group, Inc	721
212,663		Power Corp Of Canada	8,522
111,245		Power Financial Corp	4,641
148,701		Principal Financial Group	9,382
184,233		Progressive Corp	3,576
339,151		Prudential Financial, Inc	33,094
875,229		Prudential plc	13,457
20,537		Radian Group, Inc	478
68,503		RenaissanceRe Holdings Ltd	4,481
182,677		Resolution plc	2,551
841,383		Royal & Sun Alliance Insurance Group plc	2,660
51,856		Safeco Corp	3,175
8,672		Samsung Fire & Marine Insurance Co Ltd	1,867
30,128		SCOR	807
195,709		Sompo Japan Insurance, Inc	2,246
561,646		Standard Life plc	3,315
89,190		Storebrand ASA	1,386
256,844		Sun Life Financial, Inc	13,479
7,214		Swiss Life Holding	1,871
82,172	e	Swiss Reinsurance Co	7,319
102,516		T&D Holdings, Inc	6,310
3,995	*	Topdanmark A/S	657
34,962		Torchmark Corp	2,179
509,854		Travelers Cos, Inc	25,666
6,084		TrygVesta A.S.	488
513,469		UnitedHealth Group, Inc	24,867
236,735		UnumProvident Corp	5,793
161,891		W.R. Berkley Corp	4,797
55,200	*	WellCare Health Plans, Inc	5,820
7,045		Wiener Staedtische Allgemeine Versicherung AG.	492
240,570		XL Capital Ltd (Class A)	19,053
230,429		Zurich Financial Services AG.	69,124
		TOTAL INSURANCE CARRIERS	835,266

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
1,033,154	*	PAN Fish ASA	1,315
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	1,315

LEATHER AND LEATHER PRODUCTS - 0.22%
54,048		Adidas-Salomon AG.	3,545
168,295	*	Coach, Inc	7,955
34,884		Continental AG.	4,824
60,870		Deutsche Lufthansa AG.	1,751
23,660		Henkel KGaA	1,120
16,971		Hermes International	1,910

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
60,767		LVMH Moet Hennessy Louis Vuitton S.A.	$7,285
147,841		ThyssenKrupp AG.	9,415
547,781		Yue Yuen Industrial Holdings	1,638
		TOTAL LEATHER AND LEATHER PRODUCTS	39,443

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
66,400		Brisa-Auto Estradas de Portugal S.A.	871
642,400		ComfortDelgro Corp Ltd	839
98,581	e	Keihin Electric Express Railway Co Ltd	639
64,772		Keisei Electric Railway Co Ltd	359
198,987		SMRT Corp Ltd	229
130,497		Stagecoach Group plc	607
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	3,544

LUMBER AND WOOD PRODUCTS - 0.01%
154,312	*	MFI Furniture plc	347
50,115	e	Nobia AB	482
15,656	*	Sonae Industria SGPS S.A.	176
		TOTAL LUMBER AND WOOD PRODUCTS	1,005

METAL MINING - 1.96%
59,657		Agnico-Eagle Mines Ltd	2,959
236,757		Alumina Ltd	1,500
388,667		Barrick Gold Corp	15,611
1,849,848		BHP Billiton Ltd	73,127
98,315		Boliden AB	2,094
1,047,994		Cameco Corp	48,459
158,370		Cameco Corp	7,305
35,800	e	Cleveland-Cliffs, Inc	3,149
160,000		Companhia Vale do Rio Doce (ADR)	5,429
149,900	*	Eldorado Gold Corp	925
30,029		First Quantum Minerals Ltd	2,947
184,558		Freeport-McMoRan Copper & Gold, Inc (Class B)	19,358
315,496		Goldcorp, Inc	9,643
47,760	e	Iluka Resources Ltd	234
108,297	*	Ivanhoe Mines Ltd	1,407
262,754	*	Kinross Gold Corp	3,926
11,500		Korea Zinc Co Ltd	2,174
126,900	*	Lundin Mining Corp	1,622
45,061	*	Meridian Gold, Inc	1,498
57,461		MMC Norilsk Nickel (ADR)	15,629
96,807	e	Newcrest Mining Ltd	2,405
407,003		Newmont Mining Corp	18,205
280,824		Orica Ltd	7,501
1,495,237	e	Oxiana Ltd	5,148
920,913	e*	Paladin Resources Ltd	6,325
31,500	*	PAN American Silver Corp	916
266,500		PT International Nickel Indonesia Tbk	1,850
61,226	e	Rio Tinto Ltd	5,879
327,952		Rio Tinto plc	28,369
97,000		Sherritt International Corp	1,553
33,600	e	Southern Copper Corp	4,161
5,697,000		Straits Asia Resources Ltd	5,944
21,500	e	Sumitomo Titanium Corp	1,874
191,861		Teck Cominco Ltd (Class B)	9,108
9,393		Umicore	2,245

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
165,247		Xstrata plc	$10,968
139,632	e	Yamana Gold, Inc	1,649
745,101	e	Zinifex Ltd	11,716
		TOTAL METAL MINING	344,812

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.12%
7,907	e	Aderans Co Ltd	166
15,788	e	Amer Sports Oyj	366
44,552		Bulgari S.p.A.	701
39,166		Fortune Brands, Inc	3,192
126,367		Futuris Corp Ltd	239
121,967		Hasbro, Inc	3,400
138,660		Mattel, Inc	3,253
48,273		Namco Bandai Holdings, Inc	702
12,429		Sankyo Co Ltd	503
6,451		Societe BIC S.A.	553
176,690		Tyco International Ltd	7,834
40,575		Yamaha Corp	910
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	21,819

MISCELLANEOUS RETAIL - 0.81%
110,685	*	Amazon.com, Inc	10,310
313,089		Best Buy Co, Inc	14,408
10,740		Circle K Sunkus Co Ltd	167
192,395		Compagnie Financiere Richemont AG.	12,749
888,298		CVS Corp	35,203
35,030		DCC plc	1,034
36,100	*	Dollar Tree Stores, Inc	1,463
7,983		Douglas Holding AG.	499
16,500		EDION Corp	184
3,549		Folli-Follie S.A.	145
10,694		HMV Group plc	26
233,947		Home Retail Group	1,784
654,766		Hutchison Whampoa Ltd	7,003
62,936		Jean Coutu Group, Inc (Class A)	838
16,581	*	KarstadtQuelle AG.	555
9,062	m,v	Matsumotokiyoshi Co Ltd	168
69,684	*	Meinl European Land Ltd	994
43,036		Metro AG.	3,887
100,538		Next plc	4,040
205,343		Nippon Mining Holdings, Inc	2,063
116,034	*	Office Depot, Inc	2,393
186,226		Origin Energy Ltd	1,702
101,832		Pacific Brands Ltd	280
36,426		Petsmart, Inc	1,162
5,194		Ryohin Keikaku Co Ltd	299
18,688	e	Sanoma-WSOY Oyj	581
21,927	e*	Sears Holdings Corp	2,789
87,094		Shoppers Drug Mart Corp	4,762
455,998		Signet Group plc	781
425,674		Staples, Inc	9,148
34,703		Tiffany & Co	1,817
342,442		Walgreen Co	16,177
132,610		Xebio Co Ltd	3,233
		TOTAL MISCELLANEOUS RETAIL	142,644

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
MOTION PICTURES - 0.54%
22,000		Astral Media, Inc	$970
308,643	e	CBS Corp (Class B)	9,722
68,853	*	Discovery Holding Co (Class A)	1,986
3,110,900		Major Cineplex Group PCL	1,616
867,672		News Corp (Class A)	19,080
132,260		News Corp (Class B)	3,093
24,994	*	Premiere AG.	540
1,947,560		Time Warner, Inc	35,757
67,100	e	Toei Animation Co Ltd	1,782
28,180		Toho Co Ltd	557
536,670	*	Viacom, Inc (Class B)	20,914
		TOTAL MOTION PICTURES	96,017

NONDEPOSITORY INSTITUTIONS - 0.90%
15,662	e	Acom Co Ltd	349
669,503		Aeon Credit Service Co Ltd	7,198
554,828		Aeon Thana Sinsap Thailand PCL	818
15,956	e	Aiful Corp	250
65,783	e	American Capital Strategies Ltd	2,811
360,792		American Express Co	21,420
33,073		Broadridge Financial Solutions, Inc	627
1,100,161		Bursa Malaysia BHD	3,552
205,516		Capital One Financial Corp	13,652
90,864		Cattles plc	649
1,336,283		Challenger Financial Services Group Ltd	7,352
70,484		CIT Group, Inc	2,833
7,179		Collins Stewart plc	30
214,608		Countrywide Financial Corp	4,080
37,783		Credit Saison Co Ltd	974
21,391	e	D Carnegie AB	450
21,788		Deutsche Postbank AG.	1,600
169,532		Discover Financial Services	3,526
4,103,500		ECM Libra Avenue BHD	1,108
649,356		Fannie Mae	39,487
205,942		Freddie Mac	12,153
9,802	e	Hitachi Capital Corp	123
1,004,000		Hong Leong Finance Ltd	2,622
35,609	e	Hypo Real Estate Holding AG.	2,025
137,044		ICAP plc	1,478
53,372		IGM Financial, Inc	2,823
6,572		International Personal Finance plc	27
3,467,192		Kim Eng Holdings Ltd	4,645
1,071,500		Krungthai Card PCL	883
1,953		Osaka Securities Exchange Co Ltd	8,637
8,365		Perpetual Trustees Australia Ltd	542
16,424	e	Promise Co Ltd	400
3,286		Provident Financial plc	60
106,168	*	SLM Corp	5,273
25,564	e	Takefuji Corp	507
58,930		Textron, Inc	3,666
58,249		Tullett Prebon plc	514
		TOTAL NONDEPOSITORY INSTITUTIONS	159,144

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
NONMETALLIC MINERALS, EXCEPT FUELS - 0.17%
25,372		Aber Diamond Corp	$994
602,663		Itochu Corp	7,319
141,367		Potash Corp of Saskatchewan	14,930
24,123	e	Solvay S.A.	3,501
41,525		Vulcan Materials Co	3,702
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	30,446

OIL AND GAS EXTRACTION - 3.50%
169,751		Acergy S.A.	5,046
62,194		Aker Kvaerner ASA	1,981
114,289		Anadarko Petroleum Corp	6,143
291,185		Baker Hughes, Inc	26,314
910,927		BG Group plc	15,767
75,206		BJ Services Co	1,997
82,666	*	Cameron International Corp	7,629
242,391		Canadian Natural Resources Ltd	18,414
104,540		Canadian Oil Sands Trust	3,468
100,800		Canetic Resources Trust	1,533
114,000		Chesapeake Energy Corp	4,020
854,000		China Oilfield Services Ltd	1,966
28,544		Cimarex Energy Co	1,063
1,452,000		CNOOC Ltd	2,439
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	-	^
225,766	*	Denbury Resources, Inc	10,090
306,379	e*	DET Norske Oljeselskap	637
17,815	e	Diamond Offshore Drilling, Inc	2,018
19,162	*	Duvernay Oil Corp	611
110,497	e*	Electromagnetic GeoServices AS	1,845
346,366		EnCana Corp	21,416
55,388		Enerplus Resources Fund	2,612
85,170		ENSCO International, Inc	4,778
56,700		Ensign Energy Services, Inc	1,071
29,757		Equitable Resources, Inc	1,544
14,200	*	Exterran Holdings, Inc	1,141
103,200	*	First Calgary Petroleums Ltd	501
48,582		Gaz de France	2,524
109,740		GlobalSantaFe Corp	8,342
819,501		Halliburton Co	31,469
54,356		Harvest Energy Trust	1,463
114,394		Husky Energy, Inc	4,767
4,500		Idemitsu Kosan Co Ltd	507
7,500		INA Industrija Nafte DD (GDR)	4,095
429		Inpex Holdings, Inc	4,407
500,000	*	Integra Group Holdings (GDR)	7,775
4,100		Japan Petroleum Exploration Co	305
122,600		KazMunaiGas Exploration Production (GDR)	2,941
75,883	e*	Lundin Petroleum AB	874
77,253	*	Nabors Industries Ltd	2,377
102,640	*	National Oilwell Varco, Inc	14,832
29,779		Neste Oil Oyj	1,090
219,131	*	Nexen, Inc	6,695
18,074		Niko Resources Ltd	1,767
95,828		Noble Corp	4,700
358,969		Norsk Hydro ASA	15,614
76,800	*	OPTI Canada, Inc	1,438
41,065		Patterson-UTI Energy, Inc	927

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
106,885		Penn West Energy Trust	$3,321
222,604		Petro-Canada	12,772
8,601,366		PetroChina Co Ltd	16,309
67,823		Petroleum Geo-Services ASA	1,956
31,924		Pioneer Natural Resources Co	1,436
27,000		Precision Drilling Trust	518
433,250	*	Pride International, Inc	15,835
78,295		ProSafe ASA	1,397
90,900		Provident Energy Trust	1,155
9,377,600		PT Apexindo Pratama Duta	2,410
37,733		Range Resources Corp	1,534
535,616	*	Renewable Energy Corp A.S.	24,688
28,484		Rowan Cos, Inc	1,042
982,698		Saipem S.p.A.	41,926
128,221		Santos Ltd	1,712
418,267		Schlumberger Ltd	43,918
3,341,700		Scomi Group BHD	1,402
94,012	*	SeaDrill Ltd	2,114
64,795		Singapore Petroleum Co Ltd	297
11,222	*	SK Energy Co Ltd	1,962
70,923		Smith International, Inc	5,064
60,657	*	Southwestern Energy Co	2,539
477,778		Talisman Energy, Inc	9,381
42,281	*	TGS Nopec Geophysical Co ASA	867
23,300	e	Tidewater, Inc	1,464
973,905		Total S.A.	79,186
105,812	*	Transocean, Inc	11,962
51,610		Trican Well Service Ltd	1,051
39,428	*	Ultra Petroleum Corp	2,446
187,900	*	UTS Energy Corp	1,043
120,958	*	Weatherford International Ltd	8,126
65,544	*	Western Oil Sands, Inc (Class A)	2,566
247,097	e	Woodside Petroleum Ltd	11,007
602,575		XTO Energy, Inc	37,263
		TOTAL OIL AND GAS EXTRACTION	616,622

PAPER AND ALLIED PRODUCTS - 1.23%
172,734	*	Abitibi-Consolidated, Inc	306
2,206,467		Anglo American plc	148,479
29,400	e	Aracruz Celulose S.A. (ADR)	2,163
8,961		Billerud AB	120
38,603	*	Canfor Corp	429
149		Canfor Plus Income Fund	2
27,190	*	Domtar Corp	224
135,222	*	Domtar Corporation	1,109
17,937	e	Holmen AB (B Shares)	687
111,881		International Paper Co	4,013
292,805		Kimberly-Clark Corp	20,572
18,667		Kokuyo Co Ltd	194
1,882		Mayr-Melnhof Karton AG.	208
65,032		MeadWestvaco Corp	1,920
74,716		Metso Oyj	5,146
90,939	*	Mondi Ltd	908
1,115,308		Mondi plc	10,611
205		Nippon Paper Group, Inc	634
66,261		Norske Skogindustrier ASA	709

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
195,563	e	OJI Paper Co Ltd	$947
90,467		PaperlinX Ltd	244
78		Sanrio Co Ltd	1
63,242	*	Smurfit-Stone Container Corp	739
42,000		Sonoco Products Co	1,267
134,923		Stora Enso Oyj (R Shares)	2,628
175,443		Svenska Cellulosa AB (B shares)	3,274
114,720		Temple-Inland, Inc	6,038
9,541		Uni-Charm Corp	586
121,544		UPM-Kymmene Oyj	2,939
		TOTAL PAPER AND ALLIED PRODUCTS	217,097

PERSONAL SERVICES - 0.07%
37,145		Cintas Corp	1,378
164,017		Davis Service Group plc	1,797
82,711		H&R Block, Inc	1,752
1,464,438		Kuala Lumpur Kepong BHD	5,673
483,737		Rentokil Initial plc	1,652
		TOTAL PERSONAL SERVICES	12,252

PETROLEUM AND COAL PRODUCTS - 5.24%
302,964		Apache Corp	27,285
1,000,000		Aromatics Thailand PCL	2,203
20,000		Ashland, Inc	1,204
7,277,492		BP plc	84,499
324,900		BP plc (ADR)	22,532
162,000		Cabot Oil & Gas Corp	5,696
837,822		Chevron Corp	78,403
2,000,000		China Petroleum & Chemical Corp	2,498
56,000		ConocoPhillips	4,915
294,485		Devon Energy Corp	24,501
1,479,757		ENI S.p.A.	54,840
63,271		EOG Resources, Inc	4,576
2,473,751		Exxon Mobil Corp	228,971
59,000		Frontier Oil Corp	2,457
23,569		Hellenic Petroleum S.A.	377
171,837		Hess Corp	11,432
33,300		Holly Corp	1,992
148,852		Imperial Oil Ltd	7,377
505,104		Marathon Oil Corp	28,801
9,630		Motor Oil Hellas Corinth Refineries S.A.	256
33,186	*	Newfield Exploration Co	1,598
185,418		Noble Energy, Inc	12,987
1,001,460		Occidental Petroleum Corp	64,174
38,326		OMV AG.	2,559
217,910		Petroleo Brasileiro S.A. (ADR)	16,452
94,411		Premier Farnell plc	306
184,719	e	Repsol YPF S.A.	6,598
1,852,614		Royal Dutch Shell plc (A Shares)	76,453
1,218,506		Royal Dutch Shell plc (B Shares)	50,160
43,566		Showa Shell Sekiyu KK	560
1,154,221	e	Statoil ASA	39,339
74,489	*	Suncor Energy, Inc	7,062
206,723		Suncor Energy, Inc	19,632
64,516		Sunoco, Inc	4,567
134,372		Tesoro Corp	6,184

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
67,353		TonenGeneral Sekiyu KK	$677
296,774		Valero Energy Corp	19,937
		TOTAL PETROLEUM AND COAL PRODUCTS	924,060

PIPELINES, EXCEPT NATURAL GAS - 0.09%
163,487		Spectra Energy Corp	4,002
338,212		TransCanada Corp	12,401
		TOTAL PIPELINES, EXCEPT NATURAL GAS	16,403

PRIMARY METAL INDUSTRIES - 1.53%
48,684	e	Acerinox S.A.	1,465
55,000	*	AK Steel Holding Corp	2,417
275,234	e*	Alcan, Inc	27,458
224,607		Alcoa, Inc	8,787
23,340		Allegheny Technologies, Inc	2,566
246,899	e	ArcelorMittal	19,487
5,257		Bekaert S.A.	705
925,011		BHP Billiton plc	33,120
155,578		BlueScope Steel Ltd	1,484
1,072		Boehler-Uddeholm AG.	112
587,336		Corning, Inc	14,478
68,698	e	Daido Steel Co Ltd	585
62,530		DOWA HOLDINGS CO Ltd	792
10,913	m,v*	Dowa Mining Co Ltd	-	^
82,108		Fujikura Ltd	520
709,358		Furukawa Electric Co Ltd	3,471
5,182		Hoganas AB (Class B)	137
58,430		Johnson Matthey plc	1,993
618,723		Kobe Steel Ltd	2,311
261,186		Mitsubishi Materials Corp	1,624
132,239		Mitsui Mining & Smelting Co Ltd	570
102,308		Nippon Light Metal Co Ltd	225
1,400,818		Nippon Steel Corp	10,086
185,715	e	Nisshin Steel Co Ltd	838
153,621		Nucor Corp	9,136
118,684		OneSteel Ltd	727
26,893		Outokumpu Oyj	966
4,000		POSCO	2,941
37,054		Salzgitter AG.	7,278
1,287,129		Steel Authority Of India	6,691
20,000		Steel Dynamics, Inc	934
168,856	e	Sumitomo Electric Industries Ltd	2,690
2,899,614		Sumitomo Metal Industries Ltd	16,913
126,449		Sumitomo Metal Mining Co Ltd	3,071
6,700	e	Toho Titanium Co Ltd	246
23,648		Tokyo Steel Manufacturing Co Ltd	367
72,176		United States Steel Corp	7,646
43,000		Usinas Siderurgicas de Minas Gerais S.A.	3,003
233,666	e	Vallourec	67,305
21,676		Viohalco S.A.	357
43,525		Voestalpine AG.	3,761
		TOTAL PRIMARY METAL INDUSTRIES	269,263

PRINTING AND PUBLISHING - 0.57%
55,885		APN News & Media Ltd	259
33,872	e	Arnoldo Mondadori Editore S.p.A.	328

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
143,138	e	Dai Nippon Printing Co Ltd	$2,046
79,068		Daily Mail & General Trust	1,019
157,508		De La Rue plc	2,353
14,587		Dow Jones & Co, Inc	871
28,545		Dun & Bradstreet Corp	2,815
57,515		Emap plc	1,034
59,496		Eniro AB	725
60,915		Gannett Co, Inc	2,662
238,315		Independent News & Media plc	887
261,162		John Fairfax Holdings Ltd	1,094
14,415	e	McClatchy Co (Class A)	288
198,454		McGraw-Hill Cos, Inc	10,103
34,008	e	New York Times Co (Class A)	672
462,791		Orkla ASA	8,266
28,894		PagesJaunes Groupe S.A.	594
214,988		Pearson plc	3,332
315,298		PRONEXUS, Inc	2,366
37,176	*	Quebecor World, Inc	360
77,321		R.R. Donnelley & Sons Co	2,827
165,325		Reed Elsevier NV	3,140
2,450,359		Reed Elsevier plc	30,983
340,223		Reuters Group plc	4,476
18,960		Schibsted ASA	999
535,140		Singapore Press Holdings Ltd	1,556
100,616		Thomson Corp	4,214
129,540	e	Toppan Printing Co Ltd	1,334
2,917	*	Tribune Co	80
78,111		Trinity Mirror plc	658
67,415		United Business Media plc	955
1,360		Washington Post Co (Class B)	1,092
66,892		Wolters Kluwer NV	1,986
207,666		Yell Group plc	1,823
112,600		Yellow Pages Income Fund	1,537
		TOTAL PRINTING AND PUBLISHING	99,734

RAILROAD TRANSPORTATION - 0.49%
424,716	*	Asciano Group	3,381
143,616		Burlington Northern Santa Fe Corp	11,657
229,271	e*	Canadian National Railway Co	13,084
69,844		Canadian Pacific Railway Ltd	4,916
366		Central Japan Railway Co	3,887
141,481		CSX Corp	6,045
1,793		East Japan Railway Co	14,142
260,480		Firstgroup plc	3,669
127,147		Norfolk Southern Corp	6,600
145,105	e	Odakyu Electric Railway Co Ltd	936
146,240		Union Pacific Corp	16,534
396		West Japan Railway Co	1,889
		TOTAL RAILROAD TRANSPORTATION	86,740

REAL ESTATE - 1.52%
296,310	e	Aeon Mall Co Ltd	9,055
6,738,863		Allgreen Properties Ltd	8,710
364,571		Ascendas Real Estate Investment Trust	670
10,195,901		Ayala Land, Inc	3,678
30,131		Bovis Homes Group plc	403

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
138,837		British Land Co plc	$3,329
71,172		Brixton plc	528
97,493		Brookfield Properties Co	2,421
2,684,488		CapitaLand Ltd	14,728
52,588		Castellum AB	655
71,503	*	CB Richard Ellis Group, Inc (Class A)	1,991
2,288,600		Central Pattana PCL	1,853
185,660		Centro Properties Group	1,214
149		Centro Retail Group	-	^
397,556		Cheuk Nang Holdings Ltd	368
462,792		Cheung Kong Holdings Ltd	7,632
360,000	v*	China Aoyuan Property Group Ltd	241
583,531		City Developments Ltd	6,364
3,188		Cofinimmo	564
10,221		Corio NV	873
629,080		DB RREEF Trust	1,122
52,532		Fabege AB	626
10,772	e	Forest City Enterprises, Inc (Class A)	594
2,866		Gecina S.A.	486
81,321		Hammerson plc	1,950
1,336,356		Hang Lung Properties Ltd	5,982
268,459		Henderson Land Development Co Ltd	2,129
184,638		Hopewell Holdings	881
183,326		Hysan Development Co Ltd	508
4,754		Icade	346
4,548,700		IGB Corp BHD	3,698
103,951		IMMOFINANZ Immobilien Anlagen AG.	1,297
24,518		IVG Immobilien AG.	914
19,000		Jones Lang LaSalle, Inc	1,952
130,676		Keppel Land Ltd	730
173,506		Kerry Properties Ltd	1,333
16,707		Klepierre	958
45,916		Kungsleden AB	591
6,851,433		Land and Houses PCL	1,459
29,513		Leopalace21 Corp	969
67,812		Liberty International plc	1,583
308,023	e	Macquarie Goodman Group	1,889
87,601,000		Megaworld Corp	6,709
407,000	*	Metro Pacific Investments Corp	35
20,988		MI Developments, Inc (Class A)	695
218,317		Mirvac Group	1,056
273,614		Mitsubishi Estate Co Ltd	7,837
194,863		Mitsui Fudosan Co Ltd	5,412
2,856,283		New World Development Ltd	7,900
11,800		Nomura Real Estate Holdings, Inc	345
126,692		ORIX Corp	28,898
22,530,700		Quality House PCL	1,164
4,690	e	Risa Partners, Inc	8,819
8,863,200		Robinsons Land Corp	3,246
116,178		Segro plc	1,187
10,114,942		Shanghai Real Estate Ltd	4,372
330,000		Shoei Co Ltd	5,088
573,104		Shui On Land Ltd	697
39,286		Singapore Land Ltd	270
425,136		Sino Land Co	1,058
2,507,500		SP Setia BHD	6,476

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
2,430,000	*	SPG Land Holdings Ltd	$1,947
18,005	e	St. Joe Co	605
8,776	*	Stockland	69
307,302		Stockland Trust Group	2,454
784,433		Sumitomo Realty & Development Co Ltd	27,590
421,657		Sun Hung Kai Properties Ltd	7,106
65,572		Tokyo Tatemono Co Ltd	836
617,107		Tokyu Land Corp	6,194
17,608		Unibail	4,532
743	*	Unibail-Rodamco	191
4,689,875	*	Unitech Corporate Parks plc	9,835
415,800		Urban Corp	6,744
5,264		Wereldhave NV	634
374,308		Westfield Group	7,208
6,481		Wihlborgs Fastigheter AB	120
991,359		Wing Tai Holdings Ltd	2,576
		TOTAL REAL ESTATE	267,179

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.49%
30,237		Ansell Ltd	335
659,095		Bayer AG.	52,461
331,961		Bridgestone Corp	7,341
1,700		Cooper Tire & Rubber Co	42
108,738	e	Denki Kagaku Kogyo KK	611
163,620		Hankook Tire Co Ltd	3,352
34,950		Michelin (C.G.D.E.) (Class B)	4,699
147,282		Mitsui Chemicals, Inc	1,463
71,792		Newell Rubbermaid, Inc	2,069
125,056		Nike, Inc (Class B)	7,336
22,533		Nokian Renkaat Oyj	882
859,830		Pirelli & C S.p.A.	1,036
41,540		Sealed Air Corp	1,062
43,844	e	Sumitomo Bakelite Co Ltd	252
79,500		Tupperware Corp	2,503
12,154		Uponor Oyj	377
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	85,821

SECURITY AND COMMODITY BROKERS - 1.59%
282,755	e	Allco Finance Group Ltd	2,321
178,756		Ameriprise Financial, Inc	11,281
142,176		Australian Stock Exchange Ltd	6,781
48,717	e	Babcock & Brown Ltd	1,188
380,737		Charles Schwab Corp	8,224
12,194		CME Group, Inc	7,162
310,355		Daiwa Securities Group, Inc	2,956
54,042		Deutsche Boerse AG.	7,359
199,877	*	E*Trade Financial Corp	2,610
321		E*Trade Securities Co Ltd	305
63,146		Franklin Resources, Inc	8,051
49,621	e*	GFI Group, Inc	4,273
171,064		Goldman Sachs Group, Inc	37,076
13,495		Hellenic Exchanges S.A.	433
310,587		Hong Kong Exchanges and Clearing Ltd	9,493
9,900	*	IntercontinentalExchange, Inc	1,504
51,025		Janus Capital Group, Inc	1,443
3,049,200		Kim Eng Securities Thailand PCL	2,153

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
34,000		Korea Investment Holdings Co Ltd	$2,237
2,626,767		Legal & General Group plc	7,180
33,864		Legg Mason, Inc	2,854
326,575	e	Lehman Brothers Holdings, Inc	20,160
41,942		London Stock Exchange Group plc	1,410
107,975	e	Macquarie Bank Ltd	8,087
26,524	e	Matsui Securities Co Ltd	203
453,055		Merrill Lynch & Co, Inc	32,294
58,494	m,v	Mitsubishi Securities Co	512
505,065		Morgan Stanley	31,819
89,000		Nikko Cordial Corp	1,118
925,499		Nomura Holdings, Inc	15,518
83,500	e	Nymex Holdings, Inc	10,870
35,865	e	NYSE Euronext	2,839
24,251		OMX AB	1,052
2,901,900		OSK Holdings BHD	1,984
1,870		SBI Holdings, Inc	491
29,770		Schroders plc	845
98,956		Shinko Securities Co Ltd	458
2,119,056		Singapore Exchange Ltd	18,402
65,355		T Rowe Price Group, Inc	3,640
30,541		TSX Group, Inc	1,474
		TOTAL SECURITY AND COMMODITY BROKERS	280,060

SOCIAL SERVICES - 0.01%
43,382		Vedior NV	954
		TOTAL SOCIAL SERVICES	954

SPECIAL TRADE CONTRACTORS - 0.03%
23,349		COMSYS Holdings Corp	256
13,883		KCI Konecranes Oyj	559
29,131		Kinden Corp	266
51,879		Kone Oyj (Class B)	3,784
		TOTAL SPECIAL TRADE CONTRACTORS	4,865

STONE, CLAY, AND GLASS PRODUCTS - 0.75%
225,734		3M Co	21,124
220,298	e	Asahi Glass Co Ltd	2,963
120,812		Boral Ltd	771
17,000		Bradespar S.A.	971
71,717	*	Cemex S.A. de C.V. (ADR)	2,146
38,447		Central Glass Co Ltd	194
52,603		Cimpor Cimentos de Portugal S.A.	436
81,755		Compagnie de Saint-Gobain	8,532
49,980		Cookson Group plc	780
221,217		CRH plc	8,785
31,379		FLSmidth & Co A/S	3,337
357,108		Holcim Ltd	39,445
14,343,000		Holcim Philippines, Inc	2,611
21,164		Italcementi S.p.A.	469
94,922	e	James Hardie Industries NV	601
3,824,000	*	Lafarge Malayan Cement BHD	2,020
37,164	e	Lafarge S.A.	5,758
1,408,000		Luks Group Vietnam Holdings Ltd	1,895
419,021		NGK Insulators Ltd	13,497
139,222		Nippon Sheet Glass Co Ltd	851

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
38,584	*	Owens-Illinois, Inc	$1,599
2,513,000		PT Indocement Tunggal Prakarsa Tbk	1,676
6,895,000		PT Semen Gresik Persero Tbk	3,996
5,591	*	RHI AG.	257
200,000		Siam Cement PCL	1,482
84,952		Sumitomo Osaka Cement Co Ltd	209
206,376		Taiheiyo Cement Corp	785
63,977	e	Toto Ltd	464
222,260		UBE Industries Ltd	788
46,366		Wienerberger AG.	2,900
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	131,342

TEXTILE MILL PRODUCTS - 0.00%**
474		Fiberweb plc	1
		TOTAL TEXTILE MILL PRODUCTS	1

TOBACCO PRODUCTS - 1.03%
59,571		Altadis S.A.	4,191
1,433,233		Altria Group, Inc	99,653
668,134		British American Tobacco plc	23,950
4,707,728		Huabao International Holdings Ltd	4,239
181,291		Imperial Tobacco Group plc	8,312
712,124		ITC Ltd	3,392
5,543		Japan Tobacco, Inc	30,450
35,400		Loews Corp (Carolina Group)	2,911
40,000	e	Reynolds American, Inc	2,544
99,463		Swedish Match AB	2,068
		TOTAL TOBACCO PRODUCTS	181,710

TRANSPORTATION BY AIR - 0.31%
34,300	*	ACE Aviation Holdings, Inc (Class A)	917
7,653		Aeroports de Paris	882
27,915		Air France-KLM	1,026
738,000		Air New Zealand Ltd	1,381
147,000		All Nippon Airways Co Ltd	573
123,000	e*	AMR Corp	2,742
189,557		Auckland International Airport Ltd	450
105,388		BBA Aviation plc	493
153,261	*	British Airways plc	1,202
423,089		Cathay Pacific Airways Ltd	1,156
75,000	e*	Continental Airlines, Inc (Class B)	2,477
131,773		FedEx Corp	13,803
2,329		Flughafen Wien AG.	241
127,040		Iberia Lineas Aereas de Espana	619
181,000		Japan Airlines Corp	392
3,600		Jazz Air Income Fund	29
146,013		Macquarie Airports	564
208,338		Qantas Airways Ltd	1,032
170,414	*	Ryanair Holdings plc	1,215
54	*	Ryanair Holdings plc (ADR)	2
240,883		SABMiller plc	6,860
15,579	*	SAS AB	279
2,489,954		Shun TAK Holdings Ltd	4,010
192,379	*	Singapore Airlines Ltd	2,461
69,779		Southwest Airlines Co	1,033

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
182,000	e*	UAL Corp	$8,468
		TOTAL TRANSPORTATION BY AIR	54,307

TRANSPORTATION EQUIPMENT - 3.65%
976,704		Austal Ltd	2,938
138,000		Autoliv, Inc	8,246
584,692	e	Boeing Co	61,387
645,145	*	Bombardier, Inc (Class B)	3,833
22,948		Brunswick Corp	525
1,579,873		Cosco Corp Singapore Ltd	6,328
276,061		DaimlerChrysler AG.	27,807
333,535		Denso Corp	12,573
1,145		D'ieteren S.A.	511
80,582	e	European Aeronautic Defence and Space Co	2,477
352,845	e	Fiat S.p.A.	10,672
465,205	e*	Ford Motor Co	3,950
196,508		General Dynamics Corp	16,599
117,687		General Motors Corp	4,319
44,287		Genuine Parts Co	2,214
406,782		GKN plc	2,946
1,041,400	e	Hankyu Hanshin Holdings, Inc	5,322
92,544		Harley-Davidson, Inc	4,276
30,676		Harsco Corp	1,818
58,182		Hino Motors Ltd	445
463,696		Honda Motor Co Ltd	15,582
3,430		Hyundai Heavy Industries	1,585
999,269		Isuzu Motors Ltd	5,724
65,514		ITT Industries, Inc	4,450
49,639		Jardine Cycle & Carriage Ltd	618
43,895		JTEKT Corp	774
314,044		Kawasaki Heavy Industries Ltd	1,230
2,169,010		Keppel Corp Ltd	21,026
30,020	e	Lagardere S.C.A.	2,555
214,740		Lockheed Martin Corp	23,297
48,883		Magna International, Inc (Class A)	4,716
53,323		MAN AG.	7,759
38,000		MTU Aero Engines Holding AG.	2,314
510,158		Nabtesco Corp	8,323
35,421		NHK Spring Co Ltd	270
141,576		Northrop Grumman Corp	11,043
102,401	e	NSK Ltd	899
18,527		Oshkosh Truck Corp	1,148
84,100		Paccar, Inc	7,170
106,504	*	Pactiv Corp	3,052
61,945	e	Peugeot S.A.	5,113
2,301		Porsche AG.	4,888
342,386		Raytheon Co	21,851
257,721		Renault S.A.	37,345
3,943		Rieter Holding AG.	2,134
479,879		Rolls-Royce Group plc	5,130
132,412		Scania AB (B Shares)	3,226
2,752,348		SembCorp Marine Ltd	8,523
15,761		Shimano, Inc	552
850,348		Siemens AG.	116,914
2,380,640		Singapore Technologies Engineering Ltd	6,250
101,774		Smiths Group plc	2,226
63,000	*	Spirit Aerosystems Holdings, Inc (Class A)	2,453

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
49,100		Takata Corp	$1,915
21,881		Thales S.A.	1,283
12,600		Tokai Rika Co Ltd	351
13,996		Toyoda Gosei Co Ltd	507
43,494		Toyota Industries Corp	1,874
837,225		Toyota Motor Corp	49,418
27,713		Trelleborg AB (B Shares)	654
17,000	*	TRW Automotive Holdings Corp	539
474,968		United Technologies Corp	38,225
74,739		Volkswagen AG.	16,892
10,555		Volkswagen AG.	1,452
144,727		Volvo AB (A Shares)	2,515
373,769	e	Volvo AB (B Shares)	6,511
42,689		Yamaha Motor Co Ltd	1,089
		TOTAL TRANSPORTATION EQUIPMENT	642,551

TRANSPORTATION SERVICES - 0.11%
81,578		All America Latina Logistica S.A.	1,162
49,535		Arriva plc	783
76,363		Expeditors International Washington, Inc	3,612
58,000		Go-Ahead Group plc	2,834
650		Kuoni Reisen Holding	307
16,831	*	Lear Corp	540
426,195		MTR Corp	1,269
34,150		National Express Group plc	864
14,603		Stolt-Nielsen S.A.	433
426,157	e	Toll Holdings Ltd	4,958
56,724	e	TUI AG.	1,524
60,000	e	UTI Worldwide, Inc	1,379
		TOTAL TRANSPORTATION SERVICES	19,665

TRUCKING AND WAREHOUSING - 0.66%
1,815,188		Deutsche Post AG.	52,803
468,600	e	DSV AS	11,047
59,323		Kamigumi Co Ltd	498
26,262		Mitsubishi Logistics Corp	370
184,343		Nippon Express Co Ltd	916
31,991		Seino Holdings Corp	296
880,678		TNT NV	36,920
173,495		United Parcel Service, Inc (Class B)	13,030
90,378	e	Yamato Transport Co Ltd	1,356
		TOTAL TRUCKING AND WAREHOUSING	117,236

WATER TRANSPORTATION - 0.34%
255		AP Moller - Maersk A/S	3,502
180,000	e	Aries Maritime Transport Ltd	1,647
156,314		Carnival Corp	7,570
45,606		Carnival plc	2,178
1,078,000		China Shipping Development Co Ltd	3,494
6,261		Compagnie Maritime Belge S.A.	464
6,460	e	D/S Torm AS	263
135,000		Danaos Corp	4,874
8,375	e	Euronav NV	263
3,223,000		Evergreen Marine Corp Tawain Ltd	2,726
1,192,000		Ezra Holdings Ltd	5,136
40,241	e	Frontline Ltd	1,978

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
4,395,000		International Container Term Services, Inc	$3,561
103,186	e	Kawasaki Kisen Kaisha Ltd	1,515
12,464		Kuehne & Nagel International AG.	1,227
342,145		Mitsui OSK Lines Ltd	5,543
758,381		Neptune Orient Lines Ltd	2,706
257,636	e	Nippon Yusen Kabushiki Kaisha	2,517
175,000	e	Omega Navigation Enterprises, Inc (Class A)	3,488
263,269		Orient Overseas International Ltd	2,504
47,423	e	Royal Caribbean Cruises Ltd	1,851
68		Ship Finance International Ltd	2
2,000,000		Wan Hai Lines Ltd	1,520
		TOTAL WATER TRANSPORTATION	60,529

WHOLESALE TRADE-DURABLE GOODS - 0.51%
74,315	*	Arrow Electronics, Inc	3,160
105,968		Assa Abloy AB (Class B)	2,199
5,992		Autobacs Seven Co Ltd	156
212,000		Banpu PCL	2,152
215,400		Banpu PCL	2,187
23,605		Buhrmann NV	257
90,502		Bunzl plc	1,297
16,171		Canon Marketing Japan Inc	324
753,000	*	China High Speed Transmission Equipment Group Co Ltd	1,362
48,698		Compagnie Generale d'Optique Essilor International S.A.	3,055
128,955	*	Cytyc Corp	6,145
111,542		Electrocomponents plc	581
80,422		Finning International, Inc	2,592
25,279	*	Fortescue Metals Group Ltd	1,070
130,755	e	Hagemeyer NV	604
54,726		Kingspan Group plc	1,202
11,573	e	Martin Marietta Materials, Inc	1,546
315,098		Mitsubishi Corp	9,985
527,105	e	Nissan Motor Co Ltd	5,282
109,760	*	Patterson Cos, Inc	4,238
2,093,500		PT Astra International Tbk	4,407
19,508		Rautaruukki Oyj	1,182
50,000		Reliance Steel & Aluminum Co	2,827
55,031		Schneider Electric S.A.	6,952
65,658	*	Securitas Direct AB (B Shares)	193
65,595		Securitas Systems AB (B Shares)	242
334,847	e	Sumitomo Corp	6,472
210,800	e	Ulvac, Inc	6,827
803,800		UMW Holdings BHD	3,326
18,165		W.W. Grainger, Inc	1,656
81,218		Wesfarmers Ltd	3,027
175,691		Wolseley plc	2,971
9,528		Zodiac S.A.	683
		TOTAL WHOLESALE TRADE-DURABLE GOODS	90,159

WHOLESALE TRADE-NONDURABLE GOODS - 0.73%
11,571,000	*	Alliance Global Group, Inc	1,336
17,762	e	Altana AG.	428
6,311		Axfood AB	213
395,034	e	Billabong International Ltd	5,251
11,997	e	Brown-Forman Corp (Class B)	899
144,368		C&C Group plc	1,194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
142,745		Cardinal Health, Inc			$8,926
10,750		Casino Guichard Perrachon S.A.			1,127
21,853		Celesio AG.			1,379
778,000		Dalian Port PDA Co Ltd			631
47,524		Dean Foods Co			1,216
1,143,043		Esprit Holdings Ltd			18,159
774,125		Foster's Group Ltd			4,486
1,226		Fyffes plc			2
384,880		Gazprom (ADR)			16,973
51,336	*	Gildan Activewear, Inc			2,033
99,486	e	Idearc, Inc			3,131
643,778		Li & Fung Ltd			2,733
150,000	e	Macquarie Infrastructure Co LLC			5,788
1,212,267		Marubeni Corp			11,124
45,000		Men's Wearhouse, Inc			2,273
289,400		Nippon Oil Corp			2,688
11,662		Oriflame Cosmetics S.A.			708
49,658		Reliance Industries Ltd			2,864
56,600		San-A Co Ltd			1,803
14,371		Suzuken Co Ltd			484
160,433		Sysco Corp			5,710
601,955		Unilever NV			18,583
238,000		Unilever NV			7,342
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			129,484

		TOTAL COMMON STOCKS			17,418,897
		(Cost $15,566,012)

WARRANTS - 0.00%**

HOTELS AND OTHER LODGING PLACES - 0.00%**
1,550,848	v*	Minor International PCL (Expires 03/29/08)			425
		TOTAL HOTELS AND OTHER LODGING PLACES			425

REAL ESTATE - 0.00%**
52,313	*	Cheuk Nang Holdings Ltd (Expires 04/30/08)			10
		TOTAL REAL ESTATE			10

		TOTAL WARRANTS			435
		(Cost $26)

PRINCIPAL

SHORT-TERM INVESTMENTS - 7.87%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 1.38%
$ 114,300,000		Federal Home Loan Bank (FHLB)	0.000%	10/01/07	114,262
7,700,000		(FHLB)	0.000	10/19/07	7,682
2,435,000		Federal National Mortgage Association (FNMA)	0.000	10/15/07	2,431
119,000,000		(FNMA)	0.000	10/31/07	118,551
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			242,926

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.49%
1,144,087,242		Global Separate Collateral Pool			1,144,087

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
423		State Street Navigator Securities Lending Prime Portfolio	$-	^
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	1,144,087

		TOTAL SHORT-TERM INVESTMENTS	1,387,013
		(Cost $1,387,011)

		TOTAL PORTFOLIO - 106.72%	18,809,981
		(Cost $16,955,893)
		OTHER ASSETS & LIABILITIES, NET - (6.72%)	(1,184,818)

		NET ASSETS - 100.00%	$17,625,163

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	LLC	Limited Liability Company
	plc	Public Limited Company

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

		Cost amounts are in thousands.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

		At September 30, 2007, the unrealized appreciation on investments was $1,854,087,836, consisting of
		gross unrealized appreciation of $2,294,634,343 and gross unrealized depreciation of $440,546,507.

		Companies in which the Account held 5% or more of the outstanding voting shares are considered
		"affiliated companies" of the Account pursuant to the Investment Company Act of 1940. Additionally,
		investments in other investment companies advised by Investment Management or affiliated entities
		are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-GLOBAL EQUITIES ACCOUNT
JANUARY 1, 2007 - SEPTEMBER 30, 2007

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2006	Cost	Proceeds	Gain/(Loss)	Income	Expense	September 30, 2007	September 30, 2007

Panva Gas Holdings	**	$1,883,414	$ 361,702	$ (100,689)	$-	$-	-	*
Saic, Inc	$ 97,288,369	-	96,243,284	(3,000,952)	-	-	-	*

		$1,883,414	$ 96,604,986	$ (3,101,641)	$-	$-		$-

*         Not an Affiliate as of September 30, 2007.
**      Not an Affiliate as of December 31, 2006.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
Summary of Market Values by Country
September 30, 2007
		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES	$9,707,117,187	51.61%
TOTAL DOMESTIC	9,707,117,187	51.61

FOREIGN
ARGENTINA	1,406,715	0.01
AUSTRALIA	412,012,412	2.19
AUSTRIA	37,383,328	0.20
BELGIUM	66,187,527	0.35
BRAZIL	42,304,089	0.22
CANADA	574,131,954	3.05
CAYMAN ISLANDS	23,757,381	0.13
CHILE	1,659,310	0.01
CHINA	6,464,714	0.03
CROATIA	4,095,000	0.02
DENMARK	45,014,352	0.24
FINLAND	169,969,094	0.90
FRANCE	1,218,463,525	6.48
GERMANY	694,194,311	3.69
GREECE	36,867,831	0.20
HONG KONG	243,315,060	1.29
INDIA	41,724,160	0.22
INDONESIA	19,037,781	0.10
IRELAND	46,359,584	0.25
ITALY	330,598,501	1.76
JAPAN	1,391,359,311	7.40
MALAYSIA	75,410,783	0.40
MEXICO	2,145,773	0.01
NETHERLANDS	373,823,954	1.99
NEW ZEALAND	7,299,551	0.04
NORWAY	126,111,095	0.67
PHILIPPINES	52,341,329	0.28
PORTUGAL	11,573,494	0.06
RUSSIA	20,034,725	0.11
SINGAPORE	201,360,928	1.07
SOUTH KOREA	62,245,188	0.33
SPAIN	227,420,166	1.21
SWEDEN	152,902,713	0.81
SWITZERLAND	588,665,495	3.13
TAIWAN (REPUBLIC OF CHINA)	32,333,733	0.17
THAILAND	49,141,701	0.26
TURKEY	2,047,136	0.01
UNITED KINGDOM	1,711,700,416	9.10
TOTAL FOREIGN	9,102,864,120	48.39
TOTAL PORTFOLIO	$18,809,981,307	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2007

			VALUE
SHARES			(000)

COMMON STOCKS - 98.32%

AMUSEMENT AND RECREATION SERVICES - 1.58%
1,283,588	*	Activision, Inc	$27,713
87,164		Harrah's Entertainment, Inc	7,577
289,135		Nintendo Co Ltd	150,527
59,338	*	Penn National Gaming, Inc	3,502
708,567		Walt Disney Co	24,367
16,025	e	Warner Music Group Corp	162
		TOTAL AMUSEMENT AND RECREATION SERVICES	213,848

APPAREL AND ACCESSORY STORES - 0.80%
244,737		Abercrombie & Fitch Co (Class A)	19,750
149,677		American Eagle Outfitters, Inc	3,938
43,173	e*	AnnTaylor Stores Corp	1,367
144,906	*	Chico's FAS, Inc	2,036
78,339	e*	Hanesbrands, Inc	2,198
260,053	*	Kohl's Corp	14,909
265,732		Limited Brands, Inc	6,083
1,135,028	e	Nordstrom, Inc	53,222
112,699	e	Ross Stores, Inc	2,890
93,965	e*	Urban Outfitters, Inc	2,048
		TOTAL APPAREL AND ACCESSORY STORES	108,441

APPAREL AND OTHER TEXTILE PRODUCTS - 0.21%
43,040		Guess ?, Inc	2,110
8,060	e	Liz Claiborne, Inc	277
227,408		Phillips-Van Heusen Corp	11,934
182,076		Polo Ralph Lauren Corp	14,157
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	28,478

AUTO REPAIR, SERVICES AND PARKING - 0.03%
169,211	e*	Hertz Global Holdings, Inc	3,844
		TOTAL AUTO REPAIR, SERVICES AND PARKING	3,844

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.12%
84,198		Advance Auto Parts	2,826
37,726	*	Autozone, Inc	4,382
177,588	e*	Carmax, Inc	3,610
51,947	*	Copart, Inc	1,786
91,986	e*	O'Reilly Automotive, Inc	3,073
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	15,677

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.48%
104,410		Fastenal Co	4,741
802,413		Home Depot, Inc	26,030
1,222,922		Lowe's Cos, Inc	34,267
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	65,038

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
BUSINESS SERVICES - 12.15%
904,327	e	Accenture Ltd (Class A)	$36,399
51,336		Acxiom Corp	1,016
2,749,912	*	Adobe Systems, Inc	120,061
32,203	*	Affiliated Computer Services, Inc (Class A)	1,618
23,413	e	Aircastle Ltd	782
133,194	e*	Akamai Technologies, Inc	3,827
64,006	*	Alliance Data Systems Corp	4,957
160,521	*	Amdocs Ltd	5,970
187,102	e*	Autodesk, Inc	9,350
451,406		Automatic Data Processing, Inc	20,733
29,349	e*	Avis Budget Group, Inc	672
317,410	*	BEA Systems, Inc	4,402
635,679	*	BMC Software, Inc	19,852
36,826		Brink's Co	2,058
208,665		CA, Inc	5,367
775,416	e*	Cadence Design Systems, Inc	17,206
103,279	*	Ceridian Corp	3,588
52,823	e*	Cerner Corp	3,159
51,064	e*	Checkfree Corp	2,377
61,876	e*	ChoicePoint, Inc	2,346
149,219	e*	Citrix Systems, Inc	6,017
30,757	e*	Clear Channel Outdoor Holdings, Inc (Class A)	784
296,409	e*	Cognizant Technology Solutions Corp (Class A)	23,645
198,625	e*	Compuware Corp	1,593
599,356	e*	DST Systems, Inc	51,431
2,534,205	*	eBay, Inc	98,885
864,866	*	Electronic Arts, Inc	48,424
695,112		Electronic Data Systems Corp	15,181
117,678	e	Equifax, Inc	4,486
400,000	e*	Expedia, Inc	12,752
5,026,834		Experian Group Ltd	53,173
67,472	*	F5 Networks, Inc	2,509
33,865		Factset Research Systems, Inc	2,321
6,009	e	Fair Isaac Corp	217
131,563		Fidelity National Information Services, Inc	5,837
136,235	*	Fiserv, Inc	6,929
19,664	*	Getty Images, Inc	547
492,840	*	Google, Inc (Class A)	279,573
152,781	e*	HLTH Corp	2,165
141,696	e	IMS Health, Inc	4,342
235,343	e*	Interpublic Group of Cos, Inc	2,443
2,020,231	*	Intuit, Inc	61,213
143,031	e*	Iron Mountain, Inc	4,360
301,966	e*	Juniper Networks, Inc	11,055
165,672	e*	Kinetic Concepts, Inc	9,324
67,027	e	Lamar Advertising Co (Class A)	3,282
212,430	e	Manpower, Inc	13,670
273,370	e	Mastercard, Inc (Class A)	40,451
129,694	e*	McAfee, Inc	4,522
8,656,902		Microsoft Corp	255,032
69,924		MoneyGram International, Inc	1,580
102,022	e*	Monster Worldwide, Inc	3,475
79,828	*	NAVTEQ Corp	6,224
18,331	*	NCR Corp	913
35,140	*	Novell, Inc	268

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
2,253,133		Omnicom Group, Inc	$108,353
6,329,500	*	Oracle Corp	137,034
156,217	e*	Red Hat, Inc	3,104
117,425	e	Robert Half International, Inc	3,506
76,898	e*	Salesforce.com, Inc	3,946
736,918	*	Sun Microsystems, Inc	4,134
105,555	e*	Symantec Corp	2,046
640,280	*	Synopsys, Inc	17,339
31,999	e	Total System Services, Inc	889
197,563	*	VeriSign, Inc	6,666
24,000	*	VMware, Inc	2,040
235,488	e	Waste Management, Inc	8,887
7,776	e*	WebMD Health Corp (Class A)	405
1,657,846	*	Yahoo!, Inc	44,497
		TOTAL BUSINESS SERVICES	1,647,209

CHEMICALS AND ALLIED PRODUCTS - 12.22%
3,280,251		Abbott Laboratories	175,887
17,323	e*	Abraxis BioScience, Inc	396
957,279		Air Products & Chemicals, Inc	93,584
64,611		Albemarle Corp	2,856
10,880		Alberto-Culver Co	270
929,861	*	Amgen, Inc	52,602
75,150	e	Avery Dennison Corp	4,285
329,128		Avon Products, Inc	12,352
89,918	e*	Barr Pharmaceuticals, Inc	5,117
48,651	e*	Biogen Idec, Inc	3,227
1,603,104		Bristol-Myers Squibb Co	46,202
37,629		Cabot Corp	1,337
319,394		Celanese Corp (Series A)	12,450
53,658	e*	Cephalon, Inc	3,920
19,341	e*	Charles River Laboratories International, Inc	1,086
16,100		Chemtura Corp	143
51,560	e	Church & Dwight Co, Inc	2,425
105,401		Clorox Co	6,428
1,317,613		Colgate-Palmolive Co	93,972
67,886		Dade Behring Holdings, Inc	5,183
118,864		Du Pont (E.I.) de Nemours & Co	5,891
143,553		Ecolab, Inc	6,776
393,945		Eli Lilly & Co	22,427
88,859	e	Estee Lauder Cos (Class A)	3,773
260,311	*	Forest Laboratories, Inc	9,707
1,387,854	e*	Genentech, Inc	108,280
214,637	*	Genzyme Corp	13,299
2,738,677	*	Gilead Sciences, Inc	111,930
130,520	e*	Hospira, Inc	5,410
25,721	e*	Idexx Laboratories, Inc	2,819
48,535	*	ImClone Systems, Inc	2,006
53,740	e	International Flavors & Fragrances, Inc	2,841
94,646	e*	Invitrogen Corp	7,735
161,077		Lubrizol Corp	10,480
3,096,222		Merck & Co, Inc	160,044
148,500	e*	Millennium Pharmaceuticals, Inc	1,507
2,139,835	e	Monsanto Co	183,469
595,605	e*	Mosaic Co	31,877

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
198,464	e*	Mylan Laboratories, Inc	$3,168
116,746		Nalco Holding Co	3,462
44,652	e*	NBTY, Inc	1,813
96,126	e*	PDL BioPharma, Inc	2,077
21,677	e*	PharMerica Corp	323
138,000		PPG Industries, Inc	10,426
260,046		Praxair, Inc	21,781
1,012,253		Procter & Gamble Co	71,202
68,187		Rohm & Haas Co	3,796
82,981		RPM International, Inc	1,987
4,826,422		Schering-Plough Corp	152,660
6,191	e	Scotts Miracle-Gro Co (Class A)	265
87,313	e*	Sepracor, Inc	2,401
90,322	e	Sherwin-Williams Co	5,935
216,792	e	Shire plc (ADR)	16,038
34,222		Sigma-Aldrich Corp	1,668
2,415,545		Teva Pharmaceutical Industries Ltd (ADR)	107,419
10,252		Valspar Corp	279
68,650	*	VCA Antech, Inc	2,866
106,662	*	Vertex Pharmaceuticals, Inc	4,097
69,754	e*	Warner Chilcott Ltd (Class A)	1,240
50,303	e*	Watson Pharmaceuticals, Inc	1,630
573,943		Wyeth	25,569
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,656,095

COAL MINING - 0.17%
118,729	e	Arch Coal, Inc	4,006
148,851		Consol Energy, Inc	6,936
71,764	e	Massey Energy Co	1,566
214,846	e	Peabody Energy Corp	10,285
		TOTAL COAL MINING	22,793

COMMUNICATIONS - 1.88%
157,595		America Movil S.A. de C.V. (ADR) (Series L)	10,086
342,299	*	American Tower Corp (Class A)	14,904
1,159,272		AT&T, Inc	49,049
93,943	*	Avaya, Inc	1,593
59,188	*	Cablevision Systems Corp (Class A)	2,068
25,797	*	Central European Media Enterprises Ltd (Class A)	2,366
48,768	e	Citizens Communications Co	698
87,300		Clear Channel Communications, Inc	3,269
1,472,654	*	Comcast Corp (Class A)	35,609
156,367	e*	Crown Castle International Corp	6,353
42,561	e*	CTC Media, Inc	935
611,053	e*	DIRECTV Group, Inc	14,836
169,595	*	EchoStar Communications Corp (Class A)	7,939
65,450	e	Global Payments, Inc	2,894
8,336	*	IAC/InterActiveCorp	247
41,700	e*	Leap Wireless International, Inc	3,393
1,238,983	e*	Level 3 Communications, Inc	5,761
160,568	*	Liberty Global, Inc (Class A)	6,586
316,073	e*	Liberty Media Holding Corp (Interactive A)	6,072
46,292	e*	MetroPCS Communications, Inc	1,263
61,054	e*	NeuStar, Inc (Class A)	2,094
751,842	*	NII Holdings, Inc	61,764

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
82,226	e*	SBA Communications Corp (Class A)	$2,901
37,377		Telephone & Data Systems, Inc	2,495
69,348	*	Time Warner Cable, Inc (Class A)	2,275
4,114	*	US Cellular Corp	404
220,503	e	Windstream Corp	3,113
233,327	e*	XM Satellite Radio Holdings, Inc (Class A)	3,306
		TOTAL COMMUNICATIONS	254,273

DEPOSITORY INSTITUTIONS - 0.77%
14,231		Bank of Hawaii Corp	752
770,744		Bank of New York Mellon Corp	34,021
13,207	e	Capitol Federal Financial	452
44,676		Commerce Bancorp, Inc	1,732
172,120		Hudson City Bancorp, Inc	2,647
456,314	e	Northern Trust Corp	30,240
122,192	e	People's United Financial, Inc	2,111
260,110		State Street Corp	17,729
84,979		Synovus Financial Corp	2,384
590,037		Western Union Co	12,373
		TOTAL DEPOSITORY INSTITUTIONS	104,441

EATING AND DRINKING PLACES - 0.93%
90,366		Brinker International, Inc	2,480
51,042		Burger King Holdings, Inc	1,301
57,304	e*	Cheesecake Factory	1,345
545,192		Darden Restaurants, Inc	22,822
1,090,602		McDonald's Corp	59,405
600,931	*	Starbucks Corp	15,744
155,233	e	Tim Hortons, Inc	5,410
70,764		Wendy's International, Inc	2,470
425,515		Yum! Brands, Inc	14,395
		TOTAL EATING AND DRINKING PLACES	125,372

EDUCATIONAL SERVICES - 0.10%
118,944	*	Apollo Group, Inc (Class A)	7,155
76,182	e*	Career Education Corp	2,132
33,900	e*	ITT Educational Services, Inc	4,125
		TOTAL EDUCATIONAL SERVICES	13,412

ELECTRIC, GAS, AND SANITARY SERVICES - 1.40%
544,302	e*	AES Corp	10,908
134,519	e	Allegheny Energy, Inc	7,030
1,032,140	e*	Allied Waste Industries, Inc	13,160
9,414		Aqua America, Inc	214
253,261	e	Centerpoint Energy, Inc	4,060
347,817		Constellation Energy Group, Inc	29,839
97,270	e*	Covanta Holding Corp	2,384
49,508	e	DPL, Inc	1,300
44,094	e*	Dynegy, Inc (Class A)	407
246,363	e	Exelon Corp	18,566
606,741		Fortum Oyj	22,270
142,247	*	Mirant Corp	5,787
472,530	e*	NRG Energy, Inc	19,983
236,261		PPL Corp	10,939
47,468		Questar Corp	2,493

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
123,519		Republic Services, Inc	$4,040
26,121		Sierra Pacific Resources	411
71,412	*	Stericycle, Inc	4,082
272,572		TXU Corp	18,663
405,299		Williams Cos, Inc	13,804
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	190,340

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 12.96%
380,000		ABB Ltd	10,007
182,326	e*	Advanced Micro Devices, Inc	2,407
289,279	e	Altera Corp	6,966
87,062		Ametek, Inc	3,763
146,100	e	Amphenol Corp (Class A)	5,809
265,322	e	Analog Devices, Inc	9,594
1,739,779	*	Apple Computer, Inc	267,126
530,816	e*	Avnet, Inc	21,158
5,796	e	AVX Corp	93
379,975	e*	Broadcom Corp (Class A)	13,846
67,220	e*	Ciena Corp	2,560
11,364,357	*	Cisco Systems, Inc	376,274
471,456	e	Cooper Industries Ltd (Class A)	24,087
19,542	e*	Cree, Inc	608
122,601	*	Cypress Semiconductor Corp	3,581
32,136	*	Dolby Laboratories, Inc (Class A)	1,119
121,350	e	Eaton Corp	12,018
159,851	e*	Energizer Holdings, Inc	17,719
41,301	e*	Fairchild Semiconductor International, Inc	771
28,931	e*	First Solar, Inc	3,406
94,412	e	Garmin Ltd	11,273
52,875		Harman International Industries, Inc	4,575
109,568		Harris Corp	6,332
964,240		Honeywell International, Inc	57,343
921,381	e*	Infineon Technologies AG. (ADR)	15,829
53,832	*	Integrated Device Technology, Inc	833
9,423,732		Intel Corp	243,698
15,022	e*	International Rectifier Corp	496
59,584		Intersil Corp (Class A)	1,992
27,973	*	Jarden Corp	865
91,500	e*	JDS Uniphase Corp	1,369
193,573		L-3 Communications Holdings, Inc	19,772
23,872		Lincoln Electric Holdings, Inc	1,853
179,829	e	Linear Technology Corp	6,292
361,935	*	LSI Logic Corp	2,686
383,072	*	Marvell Technology Group Ltd	6,271
1,749,993		Maxim Integrated Products, Inc	51,362
513,079	*	MEMC Electronic Materials, Inc	30,200
179,148	e	Microchip Technology, Inc	6,507
200,464	*	Micron Technology, Inc	2,225
64,040	e	Molex, Inc	1,725
683,754		National Semiconductor Corp	18,543
739,618	*	Network Appliance, Inc	19,903
66,756	e*	Novellus Systems, Inc	1,820
826,095	*	Nvidia Corp	29,938
111,461	*	QLogic Corp	1,499
4,824,104		Qualcomm, Inc	203,867

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
77,324	e	RadioShack Corp	$1,598
62,139	e*	Rambus, Inc	1,187
1,401,890	*	Research In Motion Ltd	138,156
113,100	*	Sanmina-SCI Corp	240
42,508	*	Silicon Laboratories, Inc	1,775
1,198,131	e*	Sirius Satellite Radio, Inc	4,181
20,203	e*	Sunpower Corp (Class A)	1,673
1,019,800		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	10,320
1,166,303		Texas Instruments, Inc	42,675
48,227	*	Thomas & Betts Corp	2,828
63,641	e*	Varian Semiconductor Equipment Associates, Inc	3,406
508,195	*	Vishay Intertechnology, Inc	6,622
45,618	e	Whirlpool Corp	4,065
238,786		Xilinx, Inc	6,242
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,756,948

ENGINEERING AND MANAGEMENT SERVICES - 1.47%
107,779	e*	Amylin Pharmaceuticals, Inc	5,389
1,497,654	*	Celgene Corp	106,798
31,543	e	Corporate Executive Board Co	2,342
72,515	e	Fluor Corp	10,441
18,000	*	Genpact Ltd	305
43,420	*	Gen-Probe, Inc	2,891
48,119	*	Hewitt Associates, Inc (Class A)	1,686
97,978	*	Jacobs Engineering Group, Inc	7,405
570,880	*	McDermott International, Inc	30,873
183,469	e	Moody's Corp	9,247
274,722		Paychex, Inc	11,264
118,728		Quest Diagnostics, Inc	6,859
59,853	e*	Shaw Group, Inc	3,477
10,557	e*	URS Corp	596
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	199,573

FABRICATED METAL PRODUCTS - 0.66%
24,008	e*	Alliant Techsystems, Inc	2,624
81,924		Ball Corp	4,403
439,927	*	Crown Holdings, Inc	10,013
747,981		Illinois Tool Works, Inc	44,610
156,000		Parker Hannifin Corp	17,445
183,000		Snap-On, Inc	9,066
20,327	e	Stanley Works	1,141
		TOTAL FABRICATED METAL PRODUCTS	89,302

FOOD AND KINDRED PRODUCTS - 2.14%
390,049		Anheuser-Busch Cos, Inc	19,498
108,616		Campbell Soup Co	4,019
1,241,889		Coca-Cola Co	71,371
22,468		General Mills, Inc	1,303
145,056		H.J. Heinz Co	6,702
57,639	e*	Hansen Natural Corp	3,267
96,442		Hershey Co	4,476
130,617	e	Kellogg Co	7,315
69,205	e	McCormick & Co, Inc	2,489
211,669		Pepsi Bottling Group, Inc	7,868
1,993,565		PepsiCo, Inc	146,049

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
311,117		Sara Lee Corp	$5,192
171,705	e	Wrigley (Wm.) Jr Co	11,029
		TOTAL FOOD AND KINDRED PRODUCTS	290,578

FOOD STORES - 0.24%
896,196		Kroger Co	25,559
24,792	e*	Panera Bread Co (Class A)	1,012
116,118	e	Whole Foods Market, Inc	5,685
		TOTAL FOOD STORES	32,256

FORESTRY - 0.00%**
3,075		Rayonier, Inc	148
		TOTAL FORESTRY	148

FURNITURE AND FIXTURES - 0.13%
39,389	e	HNI Corp	1,418
8,515	e	Hillenbrand Industries, Inc	468
127,243		Johnson Controls, Inc	15,029
16,690		Masco Corp	387
		TOTAL FURNITURE AND FIXTURES	17,302

FURNITURE AND HOME FURNISHINGS STORES - 0.40%
225,354	e*	Bed Bath & Beyond, Inc	7,689
59,771	e	Circuit City Stores, Inc	473
630,571	e*	GameStop Corp (Class A)	35,533
463,765	e	Steelcase, Inc (Class A)	8,338
72,526	e	Williams-Sonoma, Inc	2,366
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	54,399

GENERAL BUILDING CONTRACTORS - 0.01%
7,673	e	Centex Corp	204
1,722	e*	NVR, Inc	810
69,776		Pulte Homes, Inc	949
		TOTAL GENERAL BUILDING CONTRACTORS	1,963

GENERAL MERCHANDISE STORES - 1.88%
480,023	e*	Big Lots, Inc	14,324
250,388		Costco Wholesale Corp	15,366
362,624	e	Family Dollar Stores, Inc	9,631
183,671		JC Penney Co, Inc	11,639
97,934	e	Saks, Inc	1,680
898,214		Target Corp	57,099
2,277,459		TJX Cos, Inc	66,206
1,818,913		Wal-Mart Stores, Inc	79,396
		TOTAL GENERAL MERCHANDISE STORES	255,341

HEALTH SERVICES - 1.60%
331,004		AmerisourceBergen Corp	15,004
9,386	e	Brookdale Senior Living, Inc	374
442,716		Cigna Corp	23,592
5,675	*	Community Health Systems, Inc	178
51,862	*	Covance, Inc	4,040
118,301	e*	Coventry Health Care, Inc	7,360
86,991	*	DaVita, Inc	5,496
46,684	e*	Edwards Lifesciences Corp	2,302

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
180,736	*	Express Scripts, Inc	$10,089
96,115	*	Laboratory Corp of America Holdings	7,519
309,048	*	Lincare Holdings, Inc	11,327
60,027	e	Manor Care, Inc	3,866
522,305		McKesson Corp	30,706
424,498	*	Medco Health Solutions, Inc	38,370
11,743	e	Omnicare, Inc	389
40,364	e*	Pediatrix Medical Group, Inc	2,641
83,658		Pharmaceutical Product Development, Inc	2,965
46,008	*	Sierra Health Services, Inc	1,941
328,125	*	Tenet Healthcare Corp	1,102
12,490		Universal Health Services, Inc (Class B)	680
597,449	*	WellPoint, Inc	47,151
		TOTAL HEALTH SERVICES	217,092

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.19%
211,000		Bouygues S.A.	18,200
57,467	*	Foster Wheeler Ltd	7,544
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	25,744

HOLDING AND OTHER INVESTMENT OFFICES - 1.18%
105,474	e*	Affiliated Managers Group, Inc	13,449
4,300		Apartment Investment & Management Co (Class A)	194
80,436		Duke Realty Corp	2,720
9,097	e	Essex Property Trust, Inc	1,070
22,667		Federal Realty Investment Trust	2,008
96,897	e	General Growth Properties, Inc	5,196
6,932		Health Care REIT, Inc	307
1,492,100		iShares Russell 1000 Growth Index Fund	92,107
26,945	e	Kilroy Realty Corp	1,634
58,287	e	Macerich Co	5,105
10,096		Plum Creek Timber Co, Inc	452
182,574	e	Prologis	12,114
8,220	e	Public Storage, Inc	646
98,814		Simon Property Group, Inc	9,881
24,100	e	Taubman Centers, Inc	1,319
15,200	*	TFS Financial Corp	197
109,623	e	UDR, Inc	2,666
105,798	e	Ventas, Inc	4,380
49,139		WABCO Holdings, Inc	2,297
62,505	e	Weingarten Realty Investors	2,591
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	160,333

HOTELS AND OTHER LODGING PLACES - 1.30%
45,600	e	Boyd Gaming Corp	1,954
30,283	e	Choice Hotels International, Inc	1,141
315,685		Hilton Hotels Corp	14,676
84,211	e*	Las Vegas Sands Corp	11,235
269,591		Marriott International, Inc (Class A)	11,719
681,040	e*	MGM Mirage	60,912
33,228	e	Orient-Express Hotels Ltd (Class A)	1,704
1,047,332		Starwood Hotels & Resorts Worldwide, Inc	63,625
20,999	e	Station Casinos, Inc	1,837
10,984		Wyndham Worldwide Corp	360

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
44,247		Wynn Resorts Ltd	$6,972
		TOTAL HOTELS AND OTHER LODGING PLACES	176,135

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.10%
48,547	*	AGCO Corp	2,465
105,277		Alstom RGPT	21,403
147,417	e	American Standard Cos, Inc	5,251
1,126,432		Applied Materials, Inc	23,317
27,246		Black & Decker Corp	2,270
324,236	e*	Brocade Communications Systems, Inc	2,775
13,782	e	Carlisle Cos, Inc	670
625,472		Caterpillar, Inc	49,056
48,369		CDW Corp	4,218
164,771	e	Cummins, Inc	21,073
368,539		Deere & Co	54,699
1,850,119	*	Dell, Inc	51,063
53,379	e	Diebold, Inc	2,424
63,872	e	Donaldson Co, Inc	2,667
52,408		Dover Corp	2,670
71,824	*	Dresser-Rand Group, Inc	3,068
1,705,598	*	EMC Corp	35,476
41,676		Flowserve Corp	3,175
105,472	e*	FMC Technologies, Inc	6,082
130,000	*	Gardner Denver, Inc	5,070
933,710	d	General Electric Co	38,656
52,164	e	Graco, Inc	2,040
103,805	e*	Grant Prideco, Inc	5,659
4,584,057		Hewlett-Packard Co	228,240
65,072	e	IDEX Corp	2,368
16,621		Ingersoll-Rand Co Ltd (Class A)	905
1,623,800		International Business Machines Corp	191,284
1,618,151		International Game Technology	69,742
93,877	e	Jabil Circuit, Inc	2,144
89,468	e	Joy Global, Inc	4,550
17,634		Kennametal, Inc	1,481
332,103	e*	Lam Research Corp	17,688
6,500		Lennox International, Inc	220
40,906	e*	Lexmark International, Inc (Class A)	1,699
657,990		Manitowoc Co, Inc	29,136
91,060		Pall Corp	3,542
15,475	*	Riverbed Technology, Inc	625
127,300		Rockwell Automation, Inc	8,849
110,280	e*	SanDisk Corp	6,076
54,207	e*	Scientific Games Corp (Class A)	2,038
167,571		Seagate Technology, Inc	4,286
108,879	m,v*	Seagate Technology, Inc	-	^
225,999	e*	Solectron Corp	881
324,804	e*	Terex Corp	28,914
32,396	e	Toro Co	1,906
103,344	*	Varian Medical Systems, Inc	4,329
49,084	*	VeriFone Holdings, Inc	2,176
53,633	*	Western Digital Corp	1,358
58,312	e*	Zebra Technologies Corp (Class A)	2,128
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	961,812

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
INSTRUMENTS AND RELATED PRODUCTS - 6.06%
49,491	e*	Advanced Medical Optics, Inc	$1,514
328,446	*	Agilent Technologies, Inc	12,113
462,215		Alcon, Inc	66,522
248,698	e	Allergan, Inc	16,034
26,631		Applera Corp (Applied Biosystems Group)	923
1,450,700		BAE Systems plc	14,648
84,525		Bard (C.R.), Inc	7,454
8,878		Bausch & Lomb, Inc	568
528,550		Baxter International, Inc	29,747
40,778	e	Beckman Coulter, Inc	3,008
199,844		Becton Dickinson & Co	16,397
14,465	e	Cooper Cos, Inc	758
199,474		Danaher Corp	16,499
123,682		Dentsply International, Inc	5,150
3,651		DRS Technologies, Inc	201
3,213,017		Emerson Electric Co	170,997
354,584	e*	Flir Systems, Inc	19,640
277,770	e*	Hologic, Inc	16,944
30,919	*	Intuitive Surgical, Inc	7,111
1,193,451		Johnson & Johnson	78,410
156,136	e	Kla-Tencor Corp	8,709
2,176,429		Medtronic, Inc	122,772
190,545	*	Mettler-Toledo International, Inc	19,436
43,824	e*	Millipore Corp	3,322
46,736		National Instruments Corp	1,604
24,111	e	PerkinElmer, Inc	704
146,915	e	Pitney Bowes, Inc	6,673
62,744	e*	Resmed, Inc	2,690
60,201	*	Respironics, Inc	2,891
137,553	e	Rockwell Collins, Inc	10,047
71,733	e	Roper Industries, Inc	4,699
277,439	e*	St. Jude Medical, Inc	12,227
247,071	e	Stryker Corp	16,989
32,355	*	Techne Corp	2,041
12,666	e	Tektronix, Inc	351
651,730	*	Teradyne, Inc	8,994
1,149,262	*	Thermo Electron Corp	66,335
95,310	e*	Trimble Navigation Ltd	3,737
83,291	*	Waters Corp	5,574
459,012	*	Zimmer Holdings, Inc	37,175
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	821,608

INSURANCE AGENTS, BROKERS AND SERVICE - 0.02%
91,534	e	Brown & Brown, Inc	2,407
17,847	e	Gallagher (Arthur J.) & Co	517
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,924

INSURANCE CARRIERS - 2.69%
400,256		ACE Ltd	24,243
1,462,001	e	Aetna, Inc	79,343
1,525,625	e	Aflac, Inc	87,022
128,926		American International Group, Inc	8,722
135,000	*	Arch Capital Group Ltd	10,045
512,000		Axis Capital Holdings Ltd	19,922
1,135		CNA Financial Corp	45

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
8,296	e	Erie Indemnity Co (Class A)	$507
867		Hanover Insurance Group, Inc	38
36,625		HCC Insurance Holdings, Inc	1,049
91,344	e*	Health Net, Inc	4,937
387,278	*	Humana, Inc	27,063
10,977	e	PartnerRe Ltd	867
36,718	*	Philadelphia Consolidated Holding Co	1,518
12,502		Principal Financial Group	789
295,540		Prudential Financial, Inc	28,839
8,316		Transatlantic Holdings, Inc	585
1,090,658		UnitedHealth Group, Inc	52,821
36,523		W.R. Berkley Corp	1,082
133,185	e*	WellCare Health Plans, Inc	14,042
17,986	e	XL Capital Ltd (Class A)	1,424
		TOTAL INSURANCE CARRIERS	364,903

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
101,912	e*	Corrections Corp of America	2,667
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	2,667

LEATHER AND LEATHER PRODUCTS - 0.19%
465,716	e*	Coach, Inc	22,014
64,789	e*	CROCS, Inc	4,357
		TOTAL LEATHER AND LEATHER PRODUCTS	26,371

METAL MINING - 0.59%
34,432	e	Cleveland-Cliffs, Inc	3,029
630,000		Companhia Vale do Rio Doce (ADR)	21,376
35,736		Foundation Coal Holdings, Inc	1,401
385,977	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	40,485
146,754	e	Newmont Mining Corp	6,564
59,027	e	Southern Copper Corp	7,309
		TOTAL METAL MINING	80,164

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.03%
43,169		Hasbro, Inc	1,203
142,362		Mattel, Inc	3,340
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	4,543

MISCELLANEOUS RETAIL - 2.40%
443,795	*	Amazon.com, Inc	41,340
1,563	e	Barnes & Noble, Inc	55
321,413		Best Buy Co, Inc	14,791
56,486	e*	Coldwater Creek, Inc	613
4,620,311		CVS Corp	183,103
33,365	e*	Dick's Sporting Goods, Inc	2,241
355,850	*	Dollar Tree Stores, Inc	14,426
38,805		MSC Industrial Direct Co (Class A)	1,963
28,052	e*	Nutri/System, Inc	1,315
225,288	*	Office Depot, Inc	4,645
28,712		OfficeMax, Inc	984
112,129	e	Petsmart, Inc	3,577
580,261		Staples, Inc	12,470
110,329		Tiffany & Co	5,776

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
812,459		Walgreen Co	$38,381
		TOTAL MISCELLANEOUS RETAIL	325,680

MOTION PICTURES - 0.69%
125,761	*	Discovery Holding Co (Class A)	3,628
41,341	e*	DreamWorks Animation SKG, Inc (Class A)	1,382
2,724,763		News Corp (Class A)	59,918
51,400	e	Regal Entertainment Group (Class A)	1,128
439,538		Time Warner, Inc	8,070
495,028	*	Viacom, Inc (Class B)	19,291
		TOTAL MOTION PICTURES	93,417

NONDEPOSITORY INSTITUTIONS - 1.23%
1,492,733		American Express Co	88,623
13,902	e*	AmeriCredit Corp	244
113,174	e	Broadridge Financial Solutions, Inc	2,145
67,425	e	CapitalSource, Inc	1,365
24,840		Discover Financial Services	517
48,290	e	First Marblehead Corp	1,832
210,314		Freddie Mac	12,410
333,695	*	SLM Corp	16,575
682,258	e	Textron, Inc	42,443
		TOTAL NONDEPOSITORY INSTITUTIONS	166,154

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
38,846		Florida Rock Industries, Inc	2,428
76,359		Vulcan Materials Co	6,807
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	9,235

OIL AND GAS EXTRACTION - 4.86%
1,035,048		Baker Hughes, Inc	93,537
240,905	e	BJ Services Co	6,396
89,723	*	Cameron International Corp	8,281
37,094	e*	Cheniere Energy, Inc	1,453
216,793	e	Chesapeake Energy Corp	7,644
22,243	e*	CNX Gas Corp	640
11,300	*	Continental Resources, Inc	205
97,051	*	Denbury Resources, Inc	4,337
55,466	e	Diamond Offshore Drilling, Inc	6,284
112,086	e	ENSCO International, Inc	6,288
75,634	e	Equitable Resources, Inc	3,923
74,426	*	Global Industries Ltd	1,917
184,874		GlobalSantaFe Corp	14,054
744,423		Halliburton Co	28,586
61,121	e*	Helix Energy Solutions Group, Inc	2,595
201,727	e*	Nabors Industries Ltd	6,207
415,588	*	National Oilwell Varco, Inc	60,053
217,356	e	Noble Corp	10,661
44,378	*	Oceaneering International, Inc	3,364
99,684	e*	Pride International, Inc	3,643
40,581	*	Quicksilver Resources, Inc	1,909
119,113	e	Range Resources Corp	4,843
470,000	*	Renewable Energy Corp A.S.	21,664
64,235	e	Rowan Cos, Inc	2,350
1,448,624		Schlumberger Ltd	152,106
163,824	e	Smith International, Inc	11,697

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
138,018	*	Southwestern Energy Co	$5,776
64,245	e*	Superior Energy Services	2,277
63,387	e*	Tetra Technologies, Inc	1,340
30,028	e	Tidewater, Inc	1,887
234,669	*	Transocean, Inc	26,529
31,042	e*	Unit Corp	1,502
14,229	e	W&T Offshore, Inc	347
988,938	*	Weatherford International Ltd	66,437
1,415,648		XTO Energy, Inc	87,544
		TOTAL OIL AND GAS EXTRACTION	658,276

PAPER AND ALLIED PRODUCTS - 0.63%
1,013,843		Anglo American plc	68,224
179,000	*	Domtar Corporation	1,468
153,417	e	Kimberly-Clark Corp	10,779
328,711		Mondi plc	3,127
73,985		Packaging Corp of America	2,151
		TOTAL PAPER AND ALLIED PRODUCTS	85,749

PERSONAL SERVICES - 0.08%
83,158	e	Cintas Corp	3,085
263,459	e	H&R Block, Inc	5,580
29,875	e	Weight Watchers International, Inc	1,720
		TOTAL PERSONAL SERVICES	10,385

PETROLEUM AND COAL PRODUCTS - 1.99%
223,467		Apache Corp	20,125
77,170		Cabot Oil & Gas Corp	2,713
394,768		Devon Energy Corp	32,845
937,922		Exxon Mobil Corp	86,814
45,186		Frontier Oil Corp	1,882
36,725	e	Holly Corp	2,197
19,484	e	Noble Energy, Inc	1,365
142,000		Petroleo Brasileiro S.A. (ADR)	10,721
569,351	*	Suncor Energy, Inc	53,980
98,440		Sunoco, Inc	6,968
350,044	e	Tesoro Corp	16,109
502,788		Valero Energy Corp	33,777
13,289	e	Western Refining, Inc	539
		TOTAL PETROLEUM AND COAL PRODUCTS	270,035

PRIMARY METAL INDUSTRIES - 1.00%
90,175	*	AK Steel Holding Corp	3,963
83,445	e	Allegheny Technologies, Inc	9,175
603,949		BHP Billiton plc	21,624
11,824	e	Carpenter Technology Corp	1,537
49,397	e*	CommScope, Inc	2,482
1,679,612		Corning, Inc	41,402
44,173	*	General Cable Corp	2,965
15,029		Hubbell, Inc (Class B)	858
54,923	e	Nucor Corp	3,266
111,796		Precision Castparts Corp	16,544
244,271	e	Steel Dynamics, Inc	11,408
55,427	e*	Titanium Metals Corp	1,860

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
62,000		Vallourec	$17,859
		TOTAL PRIMARY METAL INDUSTRIES	134,943

PRINTING AND PUBLISHING - 0.20%
49,144		Dow Jones & Co, Inc	2,934
48,907	e	Dun & Bradstreet Corp	4,823
28,579		Harte-Hanks, Inc	562
41,707	e	John Wiley & Sons, Inc (Class A)	1,874
277,877		McGraw-Hill Cos, Inc	14,147
39,852	e	Meredith Corp	2,283
22,961	e	New York Times Co (Class A)	454
		TOTAL PRINTING AND PUBLISHING	27,077

RAILROAD TRANSPORTATION - 0.51%
273,762		Burlington Northern Santa Fe Corp	22,221
399,139	e	CSX Corp	17,055
37,453	e*	Kansas City Southern Industries, Inc	1,205
262,209	e	Norfolk Southern Corp	13,611
133,714		Union Pacific Corp	15,118
		TOTAL RAILROAD TRANSPORTATION	69,210

REAL ESTATE - 0.09%
162,049	e*	CB Richard Ellis Group, Inc (Class A)	4,511
58,998	e	Forest City Enterprises, Inc (Class A)	3,254
29,452	e	Jones Lang LaSalle, Inc	3,027
59,301	e	St. Joe Co	1,993
		TOTAL REAL ESTATE	12,785

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.26%
172,236	e*	Goodyear Tire & Rubber Co	5,238
116,753		Newell Rubbermaid, Inc	3,365
450,679		Nike, Inc (Class B)	26,437
18,061		Sealed Air Corp	461
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	35,501

SECURITY AND COMMODITY BROKERS - 4.02%
53,279		A.G. Edwards, Inc	4,462
29,767	e	BlackRock, Inc	5,162
5,106,050		Charles Schwab Corp	110,291
242,661		CME Group, Inc	142,527
193,051		Deutsche Boerse AG.	26,289
130,238	*	E*Trade Financial Corp	1,701
89,465	e	Eaton Vance Corp	3,575
68,795	e	Federated Investors, Inc (Class B)	2,731
205,404		Franklin Resources, Inc	26,189
429,088		Goldman Sachs Group, Inc	93,000
167,984	*	IntercontinentalExchange, Inc	25,517
35,964	e*	Investment Technology Group, Inc	1,546
116,224		Janus Capital Group, Inc	3,287
41,761	e	Lazard Ltd (Class A)	1,771
44,012		Legg Mason, Inc	3,710
521,390		Merrill Lynch & Co, Inc	37,165
38,000	*	MF Global Ltd	1,102
49,965		Morgan Stanley	3,148
72,041	e*	Nasdaq Stock Market, Inc	2,714
65,773	e	Nuveen Investments, Inc (Class A)	4,074

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
74,770	e	Nymex Holdings, Inc	$9,733
215,754		NYSE Euronext	17,081
104,130		SEI Investments Co	2,841
216,320		T Rowe Price Group, Inc	12,047
201,045	e*	TD Ameritrade Holding Corp	3,663
		TOTAL SECURITY AND COMMODITY BROKERS	545,326

SPECIAL TRADE CONTRACTORS - 0.03%
132,589	e*	Quanta Services, Inc	3,507
		TOTAL SPECIAL TRADE CONTRACTORS	3,507

STONE, CLAY, AND GLASS PRODUCTS - 0.44%
548,984		3M Co	51,374
38,773	e	Eagle Materials, Inc	1,386
113,437	e	Gentex Corp	2,432
117,588	*	Owens-Illinois, Inc	4,874
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	60,066

TOBACCO PRODUCTS - 0.86%
1,384,733		Altria Group, Inc	96,280
203,954	e	Loews Corp (Carolina Group)	16,771
73,479		UST, Inc	3,645
		TOTAL TOBACCO PRODUCTS	116,696

TRANSPORTATION BY AIR - 0.41%
199,390	e*	AMR Corp	4,445
80,330	e*	Continental Airlines, Inc (Class B)	2,653
14,323	e	Copa Holdings S.A. (Class A)	574
195,196	e*	Delta Air Lines, Inc	3,504
210,008		FedEx Corp	21,998
145,751	e*	Northwest Airlines Corp	2,594
134,193	e	Southwest Airlines Co	1,986
264,489	e*	UAL Corp	12,307
220,000	*	US Airways Group, Inc	5,775
		TOTAL TRANSPORTATION BY AIR	55,836

TRANSPORTATION EQUIPMENT - 3.33%
38,315	e	Autoliv, Inc	2,289
267,948	*	BE Aerospace, Inc	11,128
1,672,048		Boeing Co	175,548
45,487		General Dynamics Corp	3,842
101,265	e	Goodrich Corp	6,909
208,481		Harley-Davidson, Inc	9,634
67,944	e	Harsco Corp	4,027
354,433		ITT Industries, Inc	24,077
435,309		Lockheed Martin Corp	47,227
68,541		Northrop Grumman Corp	5,346
60,298	e	Oshkosh Truck Corp	3,737
201,244		Paccar, Inc	17,156
106,597	e*	Pactiv Corp	3,055
287,369	e	Raytheon Co	18,340
46,922	*	Spirit Aerosystems Holdings, Inc (Class A)	1,827
27,555		Thor Industries, Inc	1,240
57,029	e	Trinity Industries, Inc	2,141

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
1,410,241		United Technologies Corp	$113,496
		TOTAL TRANSPORTATION EQUIPMENT	451,019

TRANSPORTATION SERVICES - 0.13%
137,696	e	CH Robinson Worldwide, Inc	7,475
172,233	e	Expeditors International Washington, Inc	8,147
17,328		GATX Corp	741
82,829	e	UTI Worldwide, Inc	1,903
		TOTAL TRANSPORTATION SERVICES	18,266

TRUCKING AND WAREHOUSING - 0.34%
29,021		Con-way, Inc	1,335
77,675	e	J.B. Hunt Transport Services, Inc	2,043
43,082		Landstar System, Inc	1,808
546,847		United Parcel Service, Inc (Class B)	41,068
		TOTAL TRUCKING AND WAREHOUSING	46,254

WATER TRANSPORTATION - 0.33%
150,060	e	Carnival Corp	7,267
40,858	e	Frontline Ltd	1,973
45,280	e*	Kirby Corp	1,999
867,150		Royal Caribbean Cruises Ltd	33,845
		TOTAL WATER TRANSPORTATION	45,084

WHOLESALE TRADE-DURABLE GOODS - 0.31%
55,289	*	Arrow Electronics, Inc	2,351
8,785		BorgWarner, Inc	804
277,583	*	Cytyc Corp	13,227
34,461	e	Martin Marietta Materials, Inc	4,602
112,945	e*	Patterson Cos, Inc	4,361
39,974	e	Pool Corp	999
6,230		Reliance Steel & Aluminum Co	352
153,057		W.W. Grainger, Inc	13,957
37,042	e*	WESCO International, Inc	1,591
		TOTAL WHOLESALE TRADE-DURABLE GOODS	42,244

WHOLESALE TRADE-NONDURABLE GOODS - 0.41%
61,063		Airgas, Inc	3,153
31,523	e*	Bare Escentuals, Inc	784
45,517	e	Brown-Forman Corp (Class B)	3,410
297,242		Cardinal Health, Inc	18,587
7,000		Dean Foods Co	179
110,535	*	Endo Pharmaceuticals Holdings, Inc	3,428
72,121	*	Henry Schein, Inc	4,388
40,345		Herbalife Ltd	1,834
502,900		Sysco Corp	17,898
28,599	e*	Tractor Supply Co	1,318
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	54,979

		TOTAL COMMON STOCKS	13,329,091
		(Cost $11,756,419)

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

					MATURITY	VALUE
PRINICIPAL				RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 5.70%
U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 1.27%
$ 58,000,000	d	Federal Home Loan Bank (FHLB)		0.000%	10/01/07	$57,981
77,400,000	d	(FHLB)		0.000	10/19/07	77,225
37,100,000	d	Federal National Mortgage Association (FNMA)		0.000	10/15/07	37,034
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES				172,240

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.43%
600,109,026		State Street Navigator Securities Lending Prime Portfolio				600,109
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				600,109

		TOTAL SHORT-TERM INVESTMENTS				772,349
		(Cost $ 772,363)

		TOTAL PORTFOLIO - 104.02%				14,101,440
		(Cost $ 12,528,782)
		OTHER ASSETS & LIABILITIES, NET - (4.02%)				(545,151)

		NET ASSETS - 100.00%				$13,556,289

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	plc	Public Limited Company

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	d	All or a portion of these securities have been segregated by
		the Custodian to cover margin or other requirements.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

		Cost amounts are in thousands.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

		At September 30, 2007, the unrealized appreciation on investments was $1,572,658,011, consisting of
		gross unrealized appreciation of $1,747,774,514, and gross unrealized depreciation of $175,116,503.

			NUMBER OF	MARKET	EXPIRATION	UNREALIZED
		OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	APPRECIATION

		E-mini S&P 500 Index	1,776	$ 136,583,280	12/21/07	$ 3,939,559

Companies in which the Account held 5% or more of the outstanding voting shares are considered
"affiliated companies" of the Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-GROWTH ACCOUNT
JANUARY 1, 2007 - SEPTEMBER 30, 2007

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2006	Cost	Proceeds	Gain/(Loss)	Income	Expense	September 30, 2007	September 30, 2007

Keryx Biopharmaceuticals	$ 37,822,620	$-	$ 10,045,898	$ (7,028,585)	$ -	$-	-	*
		$-	$ 10,045,898	$ (7,028,585)	$ -	$-		$-

* Not an Affiliate as of September 30, 2007

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
Summary of Market Values by Country
September 30, 2007
		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES	$13,587,962,719	96.36%
TOTAL DOMESTIC	13,587,962,719	96.36

FOREIGN
BRAZIL	10,721,000	0.08
CANADA	1,467,800	0.01
FINLAND	22,269,693	0.16
FRANCE	57,460,868	0.41
GERMANY	42,118,550	0.30
JAPAN	150,526,905	1.07
MEXICO	10,086,080	0.07
NORWAY	21,663,807	0.15
SWITZERLAND	10,007,129	0.07
TAIWAN	10,320,376	0.07
UNITED KINGDOM	176,834,668	1.25
TOTAL FOREIGN	513,476,876	3.64
TOTAL PORTFOLIO	$14,101,439,595	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2007

			VALUE
SHARES			(000)

COMMON STOCKS - 99.85%

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
30,203	e*	Chiquita Brands International, Inc	$478
		TOTAL AGRICULTURAL PRODUCTION-CROPS	478

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
9,280	e	Cal-Maine Foods, Inc	235
28,510	e	Pilgrim's Pride Corp	990
269		Seaboard Corp	527
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	1,752

AGRICULTURAL SERVICES - 0.00%**
8,402	e*	Cadiz, Inc	159
		TOTAL AGRICULTURAL SERVICES	159

AMUSEMENT AND RECREATION SERVICES - 0.65%
204,299	*	Activision, Inc	4,411
37,655	*	Bally Technologies, Inc	1,334
6,588		Churchill Downs, Inc	329
9,373	e	Dover Downs Gaming & Entertainment, Inc	97
132,020		Harrah's Entertainment, Inc	11,477
24,506		International Speedway Corp (Class A)	1,124
16,338	e*	Lakes Entertainment, Inc	156
22,402	e*	Leapfrog Enterprises, Inc	185
22,534	e*	Life Time Fitness, Inc	1,382
49,611	e*	Live Nation, Inc	1,054
26,149	e*	Magna Entertainment Corp	59
38,289	e*	Marvel Entertainment, Inc	898
14,684	e*	MTR Gaming Group, Inc	140
19,119	e*	Multimedia Games, Inc	163
51,861	e*	Penn National Gaming, Inc	3,061
43,754	e*	Pinnacle Entertainment, Inc	1,192
51,146	e*	Six Flags, Inc	177
9,984	e	Speedway Motorsports, Inc	369
11,514	e*	Town Sports International Holdings, Inc	175
1,408,524		Walt Disney Co	48,439
32,215	e	Warner Music Group Corp	325
53,876	e*	Westwood One, Inc	148
29,786	e*	WMS Industries, Inc	986
14,269	e	World Wrestling Entertainment, Inc	215
		TOTAL AMUSEMENT AND RECREATION SERVICES	77,896

APPAREL AND ACCESSORY STORES - 0.56%
62,025		Abercrombie & Fitch Co (Class A)	5,005
54,861	*	Aeropostale, Inc	1,046
131,782	e	American Eagle Outfitters, Inc	3,467
49,019	*	AnnTaylor Stores Corp	1,552
16,896	e	Bebe Stores, Inc	247
32,106	e	Brown Shoe Co, Inc	623

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
10,318	e	Buckle, Inc	$391
8,748	e*	Cache, Inc	156
38,598	e*	Carter's, Inc	770
25,746	e*	Casual Male Retail Group, Inc	231
21,208	e	Cato Corp (Class A)	434
18,007	*	Charlotte Russe Holding, Inc	264
84,814	e*	Charming Shoppes, Inc	712
124,659	e*	Chico's FAS, Inc	1,751
17,847	e*	Children's Place Retail Stores, Inc	433
27,159	e	Christopher & Banks Corp	329
9,666	e*	Citi Trends, Inc	210
2,900		DEB Shops, Inc	78
33,313	e*	Dress Barn, Inc	567
12,248	e*	DSW, Inc (Class A)	308
21,786	e*	Eddie Bauer Holdings, Inc	187
28,742	*	Finish Line, Inc (Class A)	125
110,542		Foot Locker, Inc	1,695
426,631	e	Gap, Inc	7,867
69,757	*	Hanesbrands, Inc	1,957
31,627	e*	HOT Topic, Inc	236
30,725	e*	J Crew Group, Inc	1,275
15,736	e*	Jo-Ann Stores, Inc	332
12,803	e*	JOS A Bank Clothiers, Inc	428
226,975	*	Kohl's Corp	13,012
247,826	e	Limited Brands, Inc	5,673
15,006	e*	New York & Co, Inc	92
182,654	e	Nordstrom, Inc	8,565
49,497	e*	Pacific Sunwear Of California, Inc	733
98,357		Ross Stores, Inc	2,522
5,056	*	Shoe Carnival, Inc	80
30,798	e	Stage Stores, Inc	561
3,565	e	Syms Corp	54
16,391	e	Talbots, Inc	295
21,729	e*	Tween Brands, Inc	714
18,524	e*	Under Armour, Inc (Class A)	1,108
81,421	*	Urban Outfitters, Inc	1,775
60,082	e*	Wet Seal, Inc (Class A)	233
		TOTAL APPAREL AND ACCESSORY STORES	68,093

APPAREL AND OTHER TEXTILE PRODUCTS - 0.18%
9,339	e	Columbia Sportswear Co	517
9,368	e*	G-III Apparel Group Ltd	184
38,371	e	Guess ?, Inc	1,881
24,603	e*	Gymboree Corp	867
77,026	e	Jones Apparel Group, Inc	1,628
18,458		Kellwood Co	315
74,047	e	Liz Claiborne, Inc	2,542
8,000	*	Lululemon Athletica, Inc	336
13,600	e*	Maidenform Brands, Inc	216
39,481		Phillips-Van Heusen Corp	2,072
43,818	e	Polo Ralph Lauren Corp	3,407
88,227	e*	Quiksilver, Inc	1,262
9,215	e*	True Religion Apparel, Inc	162
63,199	e	VF Corp	5,103
33,246	*	Warnaco Group, Inc	1,299
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	21,791

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
AUTO REPAIR, SERVICES AND PARKING - 0.09%
7,541	e*	Amerco, Inc	$479
19,858	e*	Dollar Thrifty Automotive Group, Inc	689
42,985	e*	Exide Technologies	279
226,879	e*	Hertz Global Holdings, Inc	5,155
10,010	e*	Midas, Inc	189
8,304		Monro Muffler, Inc	281
43,349		Ryder System, Inc	2,124
3,701	e*	Standard Parking Corp	147
28,100	e*	Wright Express Corp	1,025
		TOTAL AUTO REPAIR, SERVICES AND PARKING	10,368

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
75,964		Advance Auto Parts	2,549
18,263		Asbury Automotive Group, Inc	362
112,366	e*	Autonation, Inc	1,991
32,750	*	Autozone, Inc	3,804
155,144	e*	Carmax, Inc	3,154
50,363	*	Copart, Inc	1,732
32,325	e*	CSK Auto Corp	344
12,002	e	Lithia Motors, Inc (Class A)	205
11,554	e*	MarineMax, Inc	168
80,048	e*	O'Reilly Automotive, Inc	2,675
39,290	e	Penske Auto Group, Inc	795
14,443	e*	Rush Enterprises, Inc (Class A)	366
21,187	e	Sonic Automotive, Inc (Class A)	507
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	18,652

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.61%
9,000	e*	Builders FirstSource, Inc	97
53,181	e*	Central Garden and Pet Co (Class A)	478
89,499	e	Fastenal Co	4,064
1,211,282		Home Depot, Inc	39,294
1,070,982		Lowe's Cos, Inc	30,009
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	73,942

BUSINESS SERVICES - 6.78%
274,681	*	3Com Corp	1,357
10,702	e*	3D Systems Corp	253
30,587	e	Aaron Rents, Inc	682
34,759	e	ABM Industries, Inc	694
19,911	e*	Acacia Research (Acacia Technologies)	292
424,709		Accenture Ltd (Class A)	17,095
27,282	e*	ACI Worldwide, Inc	610
40,528	*	Actuate Corp	261
44,925		Acxiom Corp	889
19,460		Administaff, Inc	706
415,810	*	Adobe Systems, Inc	18,154
17,568	e*	Advent Software, Inc	825
65,443	*	Affiliated Computer Services, Inc (Class A)	3,288
17,375	e	Aircastle Ltd	581
115,353	e*	Akamai Technologies, Inc	3,314
55,591	*	Alliance Data Systems Corp	4,305
140,314	*	Amdocs Ltd	5,218
18,475	e*	American Reprographics Co	346

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
23,326	e*	AMN Healthcare Services, Inc	$437
11,435	*	Ansoft Corp	377
54,586	*	Ansys, Inc	1,865
22,433	e	Arbitron, Inc	1,017
55,146	e*	Ariba, Inc	594
79,212	e*	Art Technology Group, Inc	239
64,263	e*	Aspen Technology, Inc	920
11,658	e	Asset Acceptance Capital Corp	135
163,135	*	Autodesk, Inc	8,152
391,052		Automatic Data Processing, Inc	17,961
73,503	*	Avis Budget Group, Inc	1,682
35,025	e*	Avocent Corp	1,020
8,158	e*	Bankrate, Inc	376
4,811	e	Barrett Business Services	115
277,257	*	BEA Systems, Inc	3,846
147,378	e*	BearingPoint, Inc	597
31,258	e	Blackbaud, Inc	789
19,831	*	Blackboard, Inc	909
10,892	e*	Blue Coat Systems, Inc	858
141,944	e*	BMC Software, Inc	4,433
52,351	e*	Borland Software Corp	228
12,774	e*	Bottomline Technologies, Inc	160
31,440	e*	BPZ Energy, Inc	245
35,469	e	Brady Corp (Class A)	1,273
30,798	e	Brink's Co	1,721
291,155	e	CA, Inc	7,489
23,836	e*	CACI International, Inc (Class A)	1,218
196,961	*	Cadence Design Systems, Inc	4,371
7,726	*	Capella Education Co	432
34,489	*	Catalina Marketing Corp	1,117
4,557	e*	Cavium Networks, Inc	148
46,548	e*	CBIZ, Inc	370
101,262	*	Ceridian Corp	3,518
46,408	e*	Cerner Corp	2,776
56,334	e*	Checkfree Corp	2,622
53,696	*	ChoicePoint, Inc	2,036
22,101	*	Chordiant Software, Inc	306
36,800	e*	Ciber, Inc	287
131,364	e*	Citrix Systems, Inc	5,297
5,919	e*	Clayton Holdings, Inc	47
28,047	e*	Clear Channel Outdoor Holdings, Inc (Class A)	715
331,660	e*	CMGI, Inc	451
106,270	e*	CNET Networks, Inc	792
35,274	*	Cogent Communications Group, Inc	823
30,867	e*	Cogent, Inc	484
33,274	e	Cognex Corp	591
102,814	*	Cognizant Technology Solutions Corp (Class A)	8,201
24,951	e*	Commvault Systems, Inc	462
14,638	e	Compass Diversified Trust	235
6,637	e	Computer Programs & Systems, Inc	175
122,395	e*	Computer Sciences Corp	6,842
224,076	e*	Compuware Corp	1,797
11,985	*	COMSYS IT Partners, Inc	201
24,465	e*	Concur Technologies, Inc	771
101,983	*	Convergys Corp	1,770
13,466	e*	CoStar Group, Inc	720

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
35,280	e*	CSG Systems International, Inc	$750
22,032	e*	Cybersource Corp	258
23,730	*	DealerTrack Holdings, Inc	994
37,676		Deluxe Corp	1,388
29,248	e*	Digital River, Inc	1,309
16,736	e*	DivX, Inc	249
5,742	e*	Double-Take Software, Inc	110
38,121	e*	DST Systems, Inc	3,271
18,300	e*	DynCorp International, Inc (Class A)	423
94,764	e*	Earthlink, Inc	751
813,390	*	eBay, Inc	31,738
18,386	e*	Echelon Corp	460
31,866	e*	Eclipsys Corp	743
11,677	e	Electro Rent Corp	164
220,150	*	Electronic Arts, Inc	12,326
359,557		Electronic Data Systems Corp	7,853
42,487	e*	Epicor Software Corp	585
18,554	e*	EPIQ Systems, Inc	349
101,323	e	Equifax, Inc	3,862
22,324	e*	Equinix, Inc	1,980
15,409	e*	eSpeed, Inc (Class A)	131
51,812	e*	Evergreen Energy, Inc	264
16,145	e*	ExlService Holdings, Inc	343
143,093	e*	Expedia, Inc	4,562
60,414	*	F5 Networks, Inc	2,247
30,351		Factset Research Systems, Inc	2,081
43,312	e	Fair Isaac Corp	1,564
22,225	*	FalconStor Software, Inc	268
136,153		Fidelity National Information Services, Inc	6,041
5,700	e*	First Advantage Corp (Class A)	101
118,984	e*	Fiserv, Inc	6,052
9,100	e*	Forrester Research, Inc	214
13,613	e	FTD Group, Inc	203
48,873	e*	Gartner, Inc	1,195
15,914	e*	Gerber Scientific, Inc	173
35,093	*	Getty Images, Inc	977
19,091	e	Gevity HR, Inc	196
31,343	e*	Global Cash Access, Inc	332
11,148	e*	Global Sources Ltd	247
163,001	*	Google, Inc (Class A)	92,466
12,787	e*	H&E Equipment Services, Inc	230
27,742	e	Healthcare Services Group	562
10,050	e	Heartland Payment Systems, Inc	258
14,300	e	Heidrick & Struggles International, Inc	521
121,999	e*	HLTH Corp	1,729
14,696	e*	HMS Holdings Corp	362
17,722	e*	Hudson Highland Group, Inc	226
37,591	e*	Hypercom Corp	170
10,436	e*	i2 Technologies, Inc	159
4,942	e*	ICT Group, Inc	66
12,987	e*	iGate Corp	111
22,361	*	IHS, Inc (Class A)	1,263
8,904	e	Imergent, Inc	200
138,645		IMS Health, Inc	4,248
62,260	e*	Informatica Corp	977
23,086		Infospace, Inc	405

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
20,612		infoUSA, Inc	$191
16,715	e*	Innerworkings, Inc	288
11,821	e*	Innovative Solutions & Support, Inc	224
5,702	e	Integral Systems, Inc	123
25,164	e	Interactive Data Corp	710
9,285	*	Interactive Intelligence, Inc	176
34,783	e*	Internap Network Services Corp	493
32,107	e*	Internet Capital Group, Inc	385
331,264	e*	Interpublic Group of Cos, Inc	3,439
30,914	*	Interwoven, Inc	440
247,953	*	Intuit, Inc	7,513
20,768	*	inVentiv Health, Inc	910
45,508	e*	Ipass, Inc	191
126,088	e*	Iron Mountain, Inc	3,843
54,563		Jack Henry & Associates, Inc	1,411
18,698	e*	JDA Software Group, Inc	386
369,335	e*	Juniper Networks, Inc	13,521
16,327		Kelly Services, Inc (Class A)	323
17,839	e*	Kenexa Corp	549
10,875	e*	Keynote Systems, Inc	149
21,985	*	Kforce, Inc	283
37,837	e*	Kinetic Concepts, Inc	2,129
19,259	e*	Knot, Inc	409
30,104	e*	Korn/Ferry International	497
38,790	e*	Labor Ready, Inc	718
58,784	e	Lamar Advertising Co (Class A)	2,879
100,230	*	Lawson Software, Inc	1,003
43,208	e*	Lionbridge Technologies	172
4,800	e*	Liquidity Services, Inc	53
25,944	*	LivePerson, Inc	160
11,455	e*	LoJack Corp	217
23,625	e*	Magma Design Automation, Inc	332
19,563	e*	Manhattan Associates, Inc	536
59,795		Manpower, Inc	3,848
12,905	*	Mantech International Corp (Class A)	464
16,386	e	Marchex, Inc (Class B)	156
56,344	e	Mastercard, Inc (Class A)	8,337
112,729	*	McAfee, Inc	3,931
62,676	*	Mentor Graphics Corp	946
5,832,700		Microsoft Corp	171,831
7,982	e*	MicroStrategy, Inc (Class A)	633
25,516	e*	Midway Games, Inc	111
64,372		MoneyGram International, Inc	1,454
90,011	e*	Monster Worldwide, Inc	3,066
76,340	e*	Move, Inc	211
73,891	*	MPS Group, Inc	824
30,812	e*	MSC.Software Corp	420
69,755	*	NAVTEQ Corp	5,439
127,189	*	NCR Corp	6,334
24,391	e*	Ness Technologies, Inc	266
32,938	e*	NetFlix, Inc	682
18,588	*	Network Equipment Technologies, Inc	270
27,305	e	NIC, Inc	190
245,266	e*	Novell, Inc	1,874
93,462	e*	Nuance Communications, Inc	1,805
233,822		Omnicom Group, Inc	11,245

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
20,186	e*	Omniture, Inc	$612
25,372	e*	On Assignment, Inc	237
14,464	e*	Online Resources Corp	183
66,009	e*	OpenTV Corp (Class A)	98
2,738,665	*	Oracle Corp	59,292
25,857	e*	Packeteer, Inc	197
82,059	e*	Parametric Technology Corp	1,429
13,662	e*	PDF Solutions, Inc	135
7,322	e	Pegasystems, Inc	87
13,179	e*	PeopleSupport, Inc	158
20,679	e*	Perficient, Inc	452
61,125	*	Perot Systems Corp (Class A)	1,034
29,033	e*	Phase Forward, Inc	581
10,816	e	Portfolio Recovery Associates, Inc	574
12,518	e*	PRA International	368
49,575	*	Premiere Global Services, Inc	627
28,939	*	Progress Software Corp	877
4,545	e*	Protection One, Inc	61
8,302	e	QAD, Inc	72
11,520	e	Quality Systems, Inc	422
47,410	e*	Quest Software, Inc	814
15,387	e*	Radiant Systems, Inc	244
15,185	e*	Radisys Corp	189
21,858	*	Raser Technologies, Inc	282
76,360	e*	RealNetworks, Inc	518
137,532	e*	Red Hat, Inc	2,733
5,893	e	Renaissance Learning, Inc	71
49,265	e*	Rent-A-Center, Inc	893
10,621	e*	RightNow Technologies, Inc	171
103,929	e	Robert Half International, Inc	3,103
20,193	e	Rollins, Inc	539
14,869	e*	RSC Holdings, Inc	244
41,988	*	S1 Corp	380
67,031	e*	Salesforce.com, Inc	3,440
55,315	*	Sapient Corp	371
35,286	e*	Secure Computing Corp	343
8,963	e*	SI International, Inc	256
20,806	e*	Smith Micro Software, Inc	334
18,198	e*	Sohu.com, Inc	686
45,445	*	SonicWALL, Inc	397
178,279	e*	Sonus Networks, Inc	1,088
47,815	e	Sotheby's	2,285
4,962	*	Sourcefire, Inc	45
42,038	*	Spherion Corp	347
13,651	e*	SPSS, Inc	562
31,079	e*	SRA International, Inc (Class A)	873
14,356	e*	Stratasys, Inc	396
2,524,295	e*	Sun Microsystems, Inc	14,161
69,226	*	Sybase, Inc	1,601
20,941	e*	SYKES Enterprises, Inc	348
640,259	*	Symantec Corp	12,408
13,094	e*	Synchronoss Technologies, Inc	551
8,784	e*	SYNNEX Corp	181
102,202	*	Synopsys, Inc	2,768
9,061	e	Syntel, Inc	377
52,739	e*	Take-Two Interactive Software, Inc	901

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
11,400	e	TAL International Group, Inc	$286
9,690	e*	Taleo Corp (Class A)	246
5,765	e*	TechTarget, Inc	97
29,375	e*	TeleTech Holdings, Inc	702
12,795	e	TheStreet.com, Inc	155
48,928	e*	THQ, Inc	1,222
147,312	*	TIBCO Software, Inc	1,089
16,913	e	TNS, Inc	272
25,671	e	Total System Services, Inc	713
18,504	e*	TradeStation Group, Inc	216
5,197	e*	Travelzoo, Inc	119
32,191	e*	Trizetto Group, Inc	564
15,759	e*	Ultimate Software Group, Inc	550
6,599	e*	Unica Corp	74
246,359	e*	Unisys Corp	1,631
47,520	e	United Online, Inc	713
57,871	*	United Rentals, Inc	1,862
70,702	e*	Valueclick, Inc	1,588
19,828	e*	Vasco Data Security International	700
171,525	e*	VeriSign, Inc	5,787
15,178	e	Viad Corp	546
20,615	*	Vignette Corp	414
12,203	e*	Visual Sciences, Inc	176
20,600	*	VMware, Inc	1,751
9,154	*	Vocus, Inc	268
12,149	e*	Volt Information Sciences, Inc	214
365,656		Waste Management, Inc	13,800
4,946	e*	WebMD Health Corp (Class A)	258
33,540	e*	Websense, Inc	662
53,517	*	Wind River Systems, Inc	630
862,982	e*	Yahoo!, Inc	23,162
		TOTAL BUSINESS SERVICES	818,443

CHEMICALS AND ALLIED PRODUCTS - 9.02%
1,093,842		Abbott Laboratories	58,652
18,485	e*	Abraxis BioScience, Inc	422
21,809	e*	Acadia Pharmaceuticals, Inc	328
15,016	e*	Acorda Therapeutics, Inc	276
21,334	e*	Adams Respiratory Therapeutics, Inc	822
153,074		Air Products & Chemicals, Inc	14,964
17,349	e*	Albany Molecular Research, Inc	262
56,528	e	Albemarle Corp	2,499
61,370		Alberto-Culver Co	1,521
27,335	e*	Alexion Pharmaceuticals, Inc	1,781
14,002	e*	Alexza Pharmaceuticals, Inc	121
70,988	*	Alkermes, Inc	1,306
30,230	e*	Allos Therapeutics, Inc	144
22,480	e*	Alnylam Pharmaceuticals, Inc	737
30,554	e*	Alpharma, Inc (Class A)	653
10,122	e*	AMAG Pharmaceuticals, Inc	579
36,482	*	American Oriental Bioengineering, Inc	407
12,379	e	American Vanguard Corp	242
772,385	*	Amgen, Inc	43,694
8,652	e*	Animal Health International, Inc	96
16,685		Arch Chemicals, Inc	782
43,996	e*	Arena Pharmaceuticals, Inc	482

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
23,529	e*	Arqule, Inc	$168
33,623	e*	Array Biopharma, Inc	378
24,502	e*	Arrowhead Research Corp	124
20,021	e*	Auxilium Pharmaceuticals, Inc	422
24,200	e*	Aventine Renewable Energy Holdings, Inc	256
75,706		Avery Dennison Corp	4,317
310,135		Avon Products, Inc	11,639
11,970	e	Balchem Corp	244
77,758	e*	Barr Pharmaceuticals, Inc	4,425
10,191	e*	Bentley Pharmaceuticals, Inc	127
3,558	e*	Biodel, Inc	61
209,961	*	Biogen Idec, Inc	13,927
66,973	e*	BioMarin Pharmaceuticals, Inc	1,668
7,589	e*	BioMimetic Therapeutics, Inc	101
31,390	e*	Bionovo, Inc	121
9,920	e*	Bradley Pharmaceuticals, Inc	181
1,398,402		Bristol-Myers Squibb Co	40,302
45,568		Cabot Corp	1,619
11,732	e*	Cadence Pharmaceuticals, Inc	164
28,512	e*	Calgon Carbon Corp	398
20,927		Cambrex Corp	228
5,883	e*	Caraco Pharmaceutical Laboratories Ltd	90
95,347		Celanese Corp (Series A)	3,717
52,007	e*	Cell Genesys, Inc	199
46,785	e*	Cephalon, Inc	3,418
39,849		CF Industries Holdings, Inc	3,025
47,691	*	Charles River Laboratories International, Inc	2,678
12,829	e*	Chattem, Inc	905
179,587		Chemtura Corp	1,596
46,500	e	Church & Dwight Co, Inc	2,187
107,209		Clorox Co	6,539
361,629		Colgate-Palmolive Co	25,791
43,598	e*	Cubist Pharmaceuticals, Inc	921
27,159	e*	Cypress Bioscience, Inc	372
29,796		Cytec Industries, Inc	2,038
18,758	e*	Cytokinetics, Inc	96
62,426	e*	CytRx Corp	216
60,930		Dade Behring Holdings, Inc	4,652
59,949	e*	Dendreon Corp	461
58,878	e*	Discovery Laboratories, Inc	158
673,945	e	Dow Chemical Co	29,020
652,888		Du Pont (E.I.) de Nemours & Co	32,357
50,131	e*	Durect Corp	275
59,583		Eastman Chemical Co	3,976
133,550	e	Ecolab, Inc	6,304
706,045		Eli Lilly & Co	40,195
17,426	e*	Elizabeth Arden, Inc	470
42,677	e*	Encysive Pharmaceuticals, Inc	64
28,467	e*	Enzon Pharmaceuticals, Inc	251
77,181	e	Estee Lauder Cos (Class A)	3,277
28,545		Ferro Corp	570
54,030	e	FMC Corp	2,811
226,321	e*	Forest Laboratories, Inc	8,440
329,001	*	Genentech, Inc	25,669
47,588	e*	GenVec, Inc	112
186,756	e*	Genzyme Corp	11,571

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
24,274	e	Georgia Gulf Corp	$337
51,960	e*	Geron Corp	380
664,714	*	Gilead Sciences, Inc	27,167
11,695	e*	GTx, Inc	190
45,855		H.B. Fuller Co	1,361
45,558	e*	Halozyme Therapeutics, Inc	396
87,144	e	Hercules, Inc	1,832
114,166	e*	Hospira, Inc	4,732
102,740	e*	Human Genome Sciences, Inc	1,057
68,447	e	Huntsman Corp	1,813
17,140	e*	Idenix Pharmaceuticals, Inc	50
23,187	e*	Idexx Laboratories, Inc	2,541
42,460	e*	ImClone Systems, Inc	1,755
49,858	e*	Immucor, Inc	1,782
42,987	e*	Indevus Pharmaceuticals, Inc	297
14,805	e	Innophos Holdings, Inc	226
16,128		Innospec, Inc	367
6,061	e	Inter Parfums, Inc	143
19,810	e*	InterMune, Inc	379
63,209	e	International Flavors & Fragrances, Inc	3,341
37,868	e*	Inverness Medical Innovations, Inc	2,095
33,038	*	Invitrogen Corp	2,700
29,249	e*	Javelin Pharmaceuticals, Inc	147
10,660	e	Kaiser Aluminum Corp	752
27,654	e*	Keryx Biopharmaceuticals, Inc	275
172,331	*	King Pharmaceuticals, Inc	2,020
12,441		Koppers Holdings, Inc	480
2,620	e	Kronos Worldwide, Inc	49
28,944	e*	KV Pharmaceutical Co (Class A)	828
14,893	e*	Landec Corp	230
64,160	e	Ligand Pharmaceuticals, Inc (Class B)	343
48,868		Lubrizol Corp	3,179
163,415		Lyondell Chemical Co	7,574
9,202	e	Mannatech, Inc	75
29,304	e*	MannKind Corp	284
23,199	e*	Martek Biosciences Corp	673
90,979	e*	Medarex, Inc	1,288
36,966	e*	Medicines Co	658
39,603	e	Medicis Pharmaceutical Corp (Class A)	1,208
15,000	e*	Medivation, Inc	301
1,540,445		Merck & Co, Inc	79,626
27,965	e	Meridian Bioscience, Inc	848
56,362	e*	MGI Pharma, Inc	1,566
227,077	e*	Millennium Pharmaceuticals, Inc	2,305
14,800	e	Minerals Technologies, Inc	992
34,103	e*	Minrad International, Inc	163
15,457	e*	Momenta Pharmaceuticals, Inc	176
387,373	e	Monsanto Co	33,213
109,683	e*	Mosaic Co	5,870
175,875	e*	Mylan Laboratories, Inc	2,807
40,164	e*	Nabi Biopharmaceuticals	163
102,409		Nalco Holding Co	3,036
15,424	e*	Nastech Pharmaceutical Co, Inc	205
39,647	*	NBTY, Inc	1,610
26,156	e*	Neurocrine Biosciences, Inc	262
12,540	e	NewMarket Corp	619

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
4,943	e	NL Industries, Inc	$56
15,161	e*	Noven Pharmaceuticals, Inc	241
3,979	*	Obagi Medical Products, Inc	73
57,638		Olin Corp	1,290
21,783	*	OM Group, Inc	1,150
9,743	e*	Omrix Biopharmaceuticals, Inc	344
39,447	e*	Onyx Pharmaceuticals, Inc	1,717
30,922	e*	OraSure Technologies, Inc	311
5,227	e*	Orexigen Therapeutics, Inc	69
41,855	e*	OSI Pharmaceuticals, Inc	1,423
9,330	e*	Osiris Therapeutics, Inc	120
21,959	e*	Pacific Ethanol, Inc	211
24,948	e*	Pain Therapeutics, Inc	233
26,028	e*	Par Pharmaceutical Cos, Inc	483
19,684	*	Parexel International Corp	812
82,661	e*	PDL BioPharma, Inc	1,786
14,839	e*	Penwest Pharmaceuticals Co	163
54,947	e	Perrigo Co	1,173
13,027	e*	PetMed Express, Inc	182
4,989,058		Pfizer, Inc	121,883
19,172	e*	PharMerica Corp	286
16,760	e*	Pharmion Corp	773
67,684	*	PolyOne Corp	506
15,652	e*	Poniard Pharmaceuticals, Inc	89
15,548	e*	Pozen, Inc	172
116,025	e	PPG Industries, Inc	8,766
225,266		Praxair, Inc	18,868
20,200	e*	Prestige Brands Holdings, Inc	222
2,237,834		Procter & Gamble Co	157,409
15,641	e*	Progenics Pharmaceuticals, Inc	346
1,015	*	Protalix BioTherapeutics, Inc	35
21,781	*	Quidel Corp	426
128,735	e*	Revlon, Inc (Class A)	148
23,386	*	Rockwood Holdings, Inc	838
107,754		Rohm & Haas Co	5,999
86,923		RPM International, Inc	2,082
32,161	e*	Salix Pharmaceuticals Ltd	399
32,144	e*	Santarus, Inc	85
1,059,458		Schering-Plough Corp	33,511
24,810	e*	Sciele Pharma, Inc	646
30,925	e	Scotts Miracle-Gro Co (Class A)	1,322
33,451	e	Sensient Technologies Corp	966
75,199	e*	Sepracor, Inc	2,068
78,570	e	Sherwin-Williams Co	5,163
97,966		Sigma-Aldrich Corp	4,775
3,797	e*	Somaxon Pharmaceuticals, Inc	39
3,400	e	Stepan Co	105
36,010	e*	SuperGen, Inc	156
10,427	e*	SurModics, Inc	511
24,273	e*	Tercica, Inc	150
31,857	e	Tronox, Inc (Class B)	288
6,411	e*	Trubion Pharmaceuticals, Inc	78
36,392	e	UAP Holding Corp	1,141
15,246	e*	United Therapeutics Corp	1,014
7,764	e*	US BioEnergy Corp	60
8,287	e*	USANA Health Sciences, Inc	363

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
63,674	e*	USEC, Inc	$653
67,459	e*	Valeant Pharmaceuticals International	1,044
75,915		Valspar Corp	2,066
18,703	e*	Vanda Pharmaceuticals, Inc	260
60,046	*	VCA Antech, Inc	2,507
16,400	e*	Verasun Energy Corp	180
92,537	*	Vertex Pharmaceuticals, Inc	3,554
47,837	e*	Viropharma, Inc	426
11,085	e*	Visicu, Inc	84
64,240	e*	Warner Chilcott Ltd (Class A)	1,142
72,549	e*	Watson Pharmaceuticals, Inc	2,351
11,832	e	Westlake Chemical Corp	300
49,789	e*	WR Grace & Co	1,337
956,153		Wyeth	42,597
15,162	e*	Xenoport, Inc	713
93,790	*	XOMA Ltd	320
26,437	e*	Zymogenetics, Inc	345
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,088,231

COAL MINING - 0.18%
46,611	e*	Alpha Natural Resources, Inc	1,083
101,350	e	Arch Coal, Inc	3,419
131,179		Consol Energy, Inc	6,113
80,635	e*	International Coal Group, Inc	358
59,977	e	Massey Energy Co	1,309
187,317		Peabody Energy Corp	8,967
		TOTAL COAL MINING	21,249

COMMUNICATIONS - 4.80%
30,232	e	Alaska Communications Systems Group, Inc	437
243,097		Alltel Corp	16,939
295,390	*	American Tower Corp (Class A)	12,861
21,897	e*	Anixter International, Inc	1,805
5,854	e*	Aruba Networks, Inc	117
4,381,555		AT&T, Inc	185,384
6,765		Atlantic Tele-Network, Inc	246
10,900	e*	Audiovox Corp (Class A)	112
19,340	e*	Authorize.Net Holdings, Inc	341
317,965	*	Avaya, Inc	5,393
37,143	e*	Brightpoint, Inc	558
160,716	*	Cablevision Systems Corp (Class A)	5,615
14,532	e*	Cbeyond Communications, Inc	593
15,110	*	Centennial Communications Corp	153
24,190	*	Central European Media Enterprises Ltd (Class A)	2,218
77,480		CenturyTel, Inc	3,581
284,093	e*	Charter Communications, Inc (Class A)	733
180,973	*	Cincinnati Bell, Inc	894
143,100	e	Citadel Broadcasting Corp	595
242,015	e	Citizens Communications Co	3,466
351,009		Clear Channel Communications, Inc	13,142
8,891	e*	Clearwire Corp (Class A)	217
2,096,131	e*	Comcast Corp (Class A)	50,684
14,680	e	Consolidated Communications Holdings, Inc	288
32,384	e*	Cox Radio, Inc (Class A)	423
164,278	e*	Crown Castle International Corp	6,675
13,062	e*	Crown Media Holdings, Inc (Class A)	94

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
36,653	e*	CTC Media, Inc	$805
35,320	e*	Cumulus Media, Inc (Class A)	361
9,394	e*	DG FastChannel,Inc	221
533,030	*	DIRECTV Group, Inc	12,942
110,581	e*	Dobson Communications Corp (Class A)	1,414
147,079	*	EchoStar Communications Corp (Class A)	6,885
106,754		Embarq Corp	5,936
26,410	e	Emmis Communications Corp (Class A)	130
22,831	e	Entercom Communications Corp (Class A)	441
52,691	*	Entravision Communications Corp (Class A)	486
24,592	e	Fairpoint Communications, Inc	464
86,527	e*	FiberTower Corp	332
5,404	e*	Fisher Communications, Inc	269
109,368	*	Foundry Networks, Inc	1,943
38,028	e*	General Communication, Inc (Class A)	462
12,443	*	GeoEye, Inc	320
17,256	e*	Global Crossing Ltd	364
53,416		Global Payments, Inc	2,362
8,275	e*	Globalstar, Inc	61
11,948	*	Golden Telecom, Inc	962
29,084	e	Gray Television, Inc	247
16,976	e*	Harris Stratex Networks, Inc (Class A)	297
18,785		Hearst-Argyle Television, Inc	488
4,578	*	Hughes Communications, Inc	237
123,533	e*	IAC/InterActiveCorp	3,665
23,311	e	Ibasis, Inc	251
73,766	e*	ICO Global Communications Holdings Ltd	257
39,942	e	IDT Corp (Class B)	334
16,276	e*	InPhonic, Inc	45
22,094	e	Iowa Telecommunications Services, Inc	439
11,781		iPCS, Inc	405
35,358	e*	j2 Global Communications, Inc	1,157
18,344	e*	Knology, Inc	307
38,462	e*	Leap Wireless International, Inc	3,130
1,082,052	e*	Level 3 Communications, Inc	5,032
271,543	e*	Liberty Global, Inc (Class A)	11,139
91,188	*	Liberty Media Corp - Capital (Series A)	11,383
460,518	e*	Liberty Media Holding Corp (Interactive A)	8,847
17,509	e*	Lin TV Corp (Class A)	228
16,181	e*	Lodgenet Entertainment Corp	410
28,940	e*	Mastec, Inc	407
42,748	e*	Mediacom Communications Corp (Class A)	301
40,773	e*	MetroPCS Communications, Inc	1,112
53,746	e*	NeuStar, Inc (Class A)	1,843
7,635	*	Nexstar Broadcasting Group, Inc (Class A)	80
19,431	e*	Nextwave Wireless, Inc	111
122,702	*	NII Holdings, Inc	10,080
9,887	e	North Pittsburgh Systems, Inc	235
20,547	e*	Novatel Wireless, Inc	465
19,818		NTELOS Holdings Corp	584
18,865	e*	Orbcomm, Inc	142
49,151	e*	PAETEC Holding Corp	613
1,801		Preformed Line Products Co	94
1,159,984	e*	Qwest Communications International, Inc	10,625
57,767	e*	Radio One, Inc (Class D)	215
20,736		RCN Corp	255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
8,561	e*	Rural Cellular Corp (Class A)	$372
8,327		Salem Communications Corp (Class A)	67
20,418	e*	SAVVIS, Inc	792
72,846	e*	SBA Communications Corp (Class A)	2,570
16,080	e	Shenandoah Telecom Co	350
34,573	e	Sinclair Broadcast Group, Inc (Class A)	416
31,566	e*	Spanish Broadcasting System, Inc (Class A)	81
1,999,879	e	Sprint Nextel Corp	37,998
9,587	e	SureWest Communications	240
8,854	e*	Switch & Data Facilities Co, Inc	144
16,874	*	Syniverse Holdings, Inc	268
75,527		Telephone & Data Systems, Inc	5,041
33,818	e*	Terremark Worldwide, Inc	242
109,696	*	Time Warner Cable, Inc (Class A)	3,598
69,701	e*	TiVo, Inc	443
11,370	*	US Cellular Corp	1,117
18,421	e	USA Mobility, Inc	311
2,063,348		Verizon Communications, Inc	91,365
47,364	e,v*	Vonage Holdings Corp	49
339,959	e	Windstream Corp	4,800
202,056	e*	XM Satellite Radio Holdings, Inc (Class A)	2,863
		TOTAL COMMUNICATIONS	579,311

DEPOSITORY INSTITUTIONS - 8.27%
9,281	e	1st Source Corp	213
8,068	e	Abington Bancorp, Inc	79
12,076	e	Alabama National Bancorp	941
16,250	e	Amcore Financial, Inc	405
12,311	e	AmericanWest Bancorp	241
7,905	e	Ameris Bancorp	143
16,200	e	Anchor Bancorp Wisconsin, Inc	437
96,885		Associated Banc-Corp	2,871
61,450		Astoria Financial Corp	1,630
5,016	e	Bancfirst Corp	225
19,277		Banco Latinoamericano de Exportaciones S.A.	350
7,613	e*	Bancorp, Inc	141
58,119	e	Bancorpsouth, Inc	1,412
48,672	e	Bank Mutual Corp	574
3,154,564		Bank of America Corp	158,580
38,376		Bank of Hawaii Corp	2,028
800,377		Bank of New York Mellon Corp	35,329
8,348	e	Bank of the Ozarks, Inc	255
33,271	e	BankAtlantic Bancorp, Inc (Class A)	288
17,629	e	BankFinancial Corp	279
22,200	e	BankUnited Financial Corp (Class A)	345
8,647		Banner Corp	297
389,439	e	BB&T Corp	15,729
6,060	e	Berkshire Hills Bancorp, Inc	183
16,366	e	BOK Financial Corp	841
24,206	e	Boston Private Financial Holdings, Inc	674
49,152	e	Brookline Bancorp, Inc	570
9,158	e	Capital City Bank Group, Inc	286
6,231	e	Capital Corp of the West	115
9,528	e	Capitol Bancorp Ltd	237
16,280	e	Capitol Federal Financial	557
19,846	e	Cascade Bancorp	442

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
4,003	e	Cass Information Systems, Inc	$143
36,547	e	Cathay General Bancorp	1,177
40,600	e*	Centennial Bank Holdings, Inc	260
7,848	e	Center Financial Corp	109
20,935	e	Central Pacific Financial Corp	611
16,601	e	Chemical Financial Corp	403
32,874	e	Chittenden Corp	1,156
3,516,446		Citigroup, Inc	164,113
54,766	e	Citizens Banking Corp	882
9,310	e	City Bank	267
12,921	e	City Holding Co	470
28,862		City National Corp	2,006
8,907	e	Clifton Savings Bancorp, Inc	105
10,291	e	CoBiz, Inc	176
112,443	e	Colonial Bancgroup, Inc	2,431
10,948	e	Columbia Banking System, Inc	348
110,338		Comerica, Inc	5,658
133,201		Commerce Bancorp, Inc	5,166
49,814	e	Commerce Bancshares, Inc	2,286
7,311	e*	Community Bancorp	184
20,690	e	Community Bank System, Inc	404
17,049	e	Community Banks, Inc	508
9,922	e	Community Trust Bancorp, Inc	298
27,635	e	Corus Bankshares, Inc	360
42,425	e	Cullen/Frost Bankers, Inc	2,126
47,839		CVB Financial Corp	560
19,824	e	Dime Community Bancshares	297
11,361	e*	Dollar Financial Corp	324
14,931	e	Downey Financial Corp	863
42,390	e	East West Bancorp, Inc	1,524
5,234	e	Enterprise Financial Services Corp	127
32,402	e*	Euronet Worldwide, Inc	965
390,894	e	Fifth Third Bancorp	13,243
7,060	e	First Bancorp	144
58,870		First Bancorp	559
10,765	e	First Busey Corp	236
23,638	e	First Charter Corp	713
4,516		First Citizens Bancshares, Inc (Class A)	788
51,852	e	First Commonwealth Financial Corp	573
18,350	e	First Community Bancorp, Inc	1,004
6,565	e	First Community Bancshares, Inc	238
23,858	e	First Financial Bancorp	305
14,678	e	First Financial Bankshares, Inc	590
8,954	e	First Financial Corp	271
8,300	e	First Financial Holdings, Inc	260
90,481	e	First Horizon National Corp	2,412
8,910		First Indiana Corp	279
12,330	e	First Merchants Corp	266
34,833	e	First Midwest Bancorp, Inc	1,190
79,187	e	First Niagara Financial Group, Inc	1,121
10,172	e	First Place Financial Corp	180
4,965	e*	First Regional Bancorp	122
5,157	e	First South Bancorp, Inc	135
12,414	e	First State Bancorporation	244
13,972	e*	FirstFed Financial Corp	692
59,714	e	FirstMerit Corp	1,180

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
31,002	e	Flagstar Bancorp, Inc	$302
12,979	e	Flushing Financial Corp	218
43,167	e	FNB Corp	714
16,647	e*	Franklin Bank Corp	153
47,441	e*	Fremont General Corp	185
28,387	e	Frontier Financial Corp	662
123,318	e	Fulton Financial Corp	1,773
37,500	e	Glacier Bancorp, Inc	845
7,290	e	Great Southern Bancorp, Inc	181
36,753	e	Greater Bay Bancorp	1,014
6,221		Greene County Bancshares, Inc	227
19,896	e	Hancock Holding Co	797
27,371	e	Hanmi Financial Corp	424
19,713	e	Harleysville National Corp	313
10,342	e	Heartland Financial USA, Inc	213
8,209		Heritage Commerce Corp	174
8,188	e	Home Bancshares, Inc	178
8,546	e	Horizon Financial Corp	173
385,057		Hudson City Bancorp, Inc	5,922
273,602	e	Huntington Bancshares, Inc	4,646
7,762	e	IBERIABANK Corp	409
3,467		Imperial Capital Bancorp, Inc	98
9,704	e	Independent Bank Corp	288
16,011	e	Independent Bank Corp	177
51,913	e	IndyMac Bancorp, Inc	1,226
12,591	e	Integra Bank Corp	228
35,467	e	International Bancshares Corp	770
37,852	*	Investors Bancorp, Inc	536
15,442	e	Irwin Financial Corp	170
2,428,576		JPMorgan Chase & Co	111,277
14,732	e	Kearny Financial Corp	188
277,310	e	Keycorp	8,965
22,471	e	KNBT Bancorp, Inc	372
13,136	e	Lakeland Bancorp, Inc	178
8,565	e	Lakeland Financial Corp	198
48,564		M&T Bank Corp	5,024
10,842	e	Macatawa Bank Corp	147
11,504	e	MainSource Financial Group, Inc	203
183,111		Marshall & Ilsley Corp	8,015
25,844	e	MB Financial, Inc	893
11,521	e	Midwest Banc Holdings, Inc	170
15,140	e	Nara Bancorp, Inc	236
1,893	e	NASB Financial, Inc	68
409,075	e	National City Corp	10,264
35,266	e	National Penn Bancshares, Inc	577
24,427	e	NBT Bancorp, Inc	531
34,157	e*	Net 1 UEPS Technologies, Inc	928
226,140	e	New York Community Bancorp, Inc	4,308
78,754	e	NewAlliance Bancshares, Inc	1,156
155,077		Northern Trust Corp	10,277
12,217	e	Northwest Bancorp, Inc	348
50,588	e	Old National Bancorp	838
9,237	e	Old Second Bancorp, Inc	263
8,719	e	Omega Financial Corp	230
17,777		Oriental Financial Group, Inc	204
8,236	e*	Oritani Financial Corp	130

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
33,369	e	Pacific Capital Bancorp	$878
9,214	e	Park National Corp	803
34,547	e	Partners Trust Financial Group, Inc	420
6,808	e	Peoples Bancorp, Inc	178
147,837	e	People's United Financial, Inc	2,555
17,415	e	PFF Bancorp, Inc	267
10,869	e*	Pinnacle Financial Partners, Inc	313
243,914		PNC Financial Services Group, Inc	16,611
206,308		Popular, Inc	2,533
6,370	e	Preferred Bank	251
12,613	e	PrivateBancorp, Inc	439
23,642	e	Prosperity Bancshares, Inc	784
25,227	e	Provident Bankshares Corp	790
53,846	e	Provident Financial Services, Inc	881
30,181	e	Provident New York Bancorp	396
4,843	e	QC Holdings, Inc	70
498,218		Regions Financial Corp	14,687
10,908	e	Renasant Corp	236
6,104	e	Republic Bancorp, Inc (Class A)	97
6,115	e	Rockville Financial, Inc	87
7,271		Roma Financial Corp	124
3,344	e	Royal Bancshares of Pennsylvania (Class A)	73
20,998	e	S&T Bancorp, Inc	674
8,198	e	S.Y. Bancorp, Inc	222
9,617	e	Sandy Spring Bancorp, Inc	290
4,873		Santander BanCorp	63
5,836	e	SCBT Financial Corp	202
9,460	e	Seacoast Banking Corp of Florida	177
10,334	e	Security Bank Corp	129
3,786	e	Sierra Bancorp	109
20,862	e*	Signature Bank	735
9,660	e	Simmons First National Corp (Class A)	254
53,177	e	South Financial Group, Inc	1,209
8,362	e	Southside Bancshares, Inc	185
9,257		Southwest Bancorp, Inc	174
304,500		Sovereign Bancorp, Inc	5,189
280,819		State Street Corp	19,141
13,290	e	Sterling Bancorp	186
48,597	e	Sterling Bancshares, Inc	555
17,306	e*	Sterling Financial Corp	297
34,680	e	Sterling Financial Corp	933
7,140	e	Suffolk Bancorp	229
8,750	e*	Sun Bancorp, Inc	153
252,128		SunTrust Banks, Inc	19,079
23,978	e*	Superior Bancorp	212
34,534	e	Susquehanna Bancshares, Inc	694
24,169	e*	SVB Financial Group	1,145
196,051	e	Synovus Financial Corp	5,499
4,565		Taylor Capital Group, Inc	128
91,260		TCF Financial Corp	2,389
16,293	e*	Texas Capital Bancshares, Inc	354
14,873	e	TierOne Corp	394
6,413	e	Tompkins Trustco, Inc	255
9,919	e	Trico Bancshares	221
51,426	e	Trustco Bank Corp NY	562
34,436	e	Trustmark Corp	966

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
67,163	e	UCBH Holdings, Inc	$1,174
24,432	e	UMB Financial Corp	1,047
43,224	e	Umpqua Holdings Corp	865
8,916	e	Union Bankshares Corp	202
33,774	e	UnionBanCal Corp	1,973
27,662	e	United Bankshares, Inc	842
24,124	e	United Community Banks, Inc	592
18,456	e	United Community Financial Corp	133
5,067	e	United Security Bancshares	95
7,380	e	Univest Corp of Pennsylvania	175
1,235,999	e	US Bancorp	40,207
8,850	e	USB Holding Co, Inc	206
89,986	e	Valley National Bancorp	1,996
5,300		ViewPoint Financial Group	98
12,360	e*	Virginia Commerce Bancorp	177
75,924	e	W Holding Co, Inc	170
1,360,241		Wachovia Corp	68,216
62,928		Washington Federal, Inc	1,653
623,796	e	Washington Mutual, Inc	22,026
8,575	e	Washington Trust Bancorp, Inc	231
7,507	e*	Wauwatosa Holdings, Inc	122
40,046		Webster Financial Corp	1,687
2,386,322		Wells Fargo & Co	85,001
15,679	e	WesBanco, Inc	392
10,009	e	West Coast Bancorp	284
23,845	e	Westamerica Bancorporation	1,188
11,887	e*	Western Alliance Bancorp	280
559,087		Western Union Co	11,724
10,962	e	Westfield Financial, Inc	106
46,684		Whitney Holding Corp	1,232
51,413	e	Wilmington Trust Corp	2,000
9,638	e	Wilshire Bancorp, Inc	106
17,249	e	Wintrust Financial Corp	736
4,467	e	WSFS Financial Corp	279
6,959	e	Yardville National Bancorp	234
76,375		Zions Bancorporation	5,245
		TOTAL DEPOSITORY INSTITUTIONS	997,924

EATING AND DRINKING PLACES - 0.87%
18,260	e*	AFC Enterprises	275
52,752		Applebees International, Inc	1,312
8,606	*	Benihana, Inc (Class A)	149
9,771	e*	BJ's Restaurants, Inc	206
24,778	e	Bob Evans Farms, Inc	748
80,322		Brinker International, Inc	2,204
10,902	e*	Buffalo Wild Wings, Inc	411
37,312	e	Burger King Holdings, Inc	951
20,543	e*	California Pizza Kitchen, Inc	361
7,174	e*	Carrols Restaurant Group, Inc	80
17,289	e	CBRL Group, Inc	705
20,197	e*	CEC Entertainment, Inc	543
50,784	e*	Cheesecake Factory	1,192
21,255	e*	Chipotle Mexican Grill, Inc (Class B)	2,274
44,745	e	CKE Restaurants, Inc	725
99,900		Darden Restaurants, Inc	4,182
75,312	e*	Denny's Corp	301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
30,059	e	Domino's Pizza, Inc	$499
13,878	e	IHOP Corp	879
22,085	*	Jack in the Box, Inc	1,432
39,881	e*	Krispy Kreme Doughnuts, Inc	160
12,903	e	Landry's Restaurants, Inc	341
8,310	*	McCormick & Schmick's Seafood Restaurants, Inc	156
848,610		McDonald's Corp	46,224
7,205	*	Morton's Restaurant Group, Inc	115
14,289	e	O'Charleys, Inc	217
15,393	e*	Papa John's International, Inc	376
18,084	e*	PF Chang's China Bistro, Inc	535
25,931	e*	Rare Hospitality International, Inc	988
11,853	e*	Red Robin Gourmet Burgers, Inc	509
38,476	e	Ruby Tuesday, Inc	706
10,929	e*	Ruth's Chris Steak House, Inc	156
47,245	e*	Sonic Corp	1,106
523,895	*	Starbucks Corp	13,726
19,171	e*	Steak N Shake Co	288
37,299	e*	Texas Roadhouse, Inc (Class A)	436
133,986	e	Tim Hortons, Inc	4,669
43,886	e	Triarc Cos (Class B)	549
61,697	e	Wendy's International, Inc	2,154
370,352		Yum! Brands, Inc	12,529
		TOTAL EATING AND DRINKING PLACES	105,369

EDUCATIONAL SERVICES - 0.13%
101,988	e*	Apollo Group, Inc (Class A)	6,135
69,638	e*	Career Education Corp	1,949
62,840	e*	Corinthian Colleges, Inc	1,000
42,460		DeVry, Inc	1,571
29,564	*	ITT Educational Services, Inc	3,598
3,041	e*	Lincoln Educational Services Corp	40
10,353		Strayer Education, Inc	1,746
14,801	e*	Universal Technical Institute, Inc	266
		TOTAL EDUCATIONAL SERVICES	16,305

ELECTRIC, GAS, AND SANITARY SERVICES - 3.93%
471,951	*	AES Corp	9,458
55,012		AGL Resources, Inc	2,180
117,133	e	Allegheny Energy, Inc	6,121
17,427	e	Allete, Inc	780
80,451		Alliant Energy Corp	3,083
200,074	*	Allied Waste Industries, Inc	2,551
146,454	e	Ameren Corp	7,689
10,902	e	American Ecology Corp	231
281,975		American Electric Power Co, Inc	12,993
11,397	e	American States Water Co	444
96,003		Aqua America, Inc	2,177
276,036	e*	Aquila, Inc	1,107
65,777		Atmos Energy Corp	1,863
35,312		Avista Corp	719
23,485	e	Black Hills Corp	963
13,965	e	California Water Service Group	538
13,533	*	Casella Waste Systems, Inc (Class A)	170
225,760	e	Centerpoint Energy, Inc	3,619
7,119		Central Vermont Public Service Corp	260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
13,300	e	CH Energy Group, Inc	$636
7,162	e*	Clean Energy Fuels Corp	108
11,577	e*	Clean Harbors, Inc	515
40,584	e	Cleco Corp	1,026
158,961	e	CMS Energy Corp	2,674
191,082		Consolidated Edison, Inc	8,847
10,306	e	Consolidated Water Co, Inc	309
127,465		Constellation Energy Group, Inc	10,935
85,275	e*	Covanta Holding Corp	2,090
22,377	e	Crosstex Energy, Inc	848
207,620	e	Dominion Resources, Inc	17,502
80,044	e	DPL, Inc	2,102
124,457		DTE Energy Co	6,029
890,673		Duke Energy Corp	16,647
238,240	e*	Dynegy, Inc (Class A)	2,201
230,316	e	Edison International	12,771
495,165	e	El Paso Corp	8,403
32,219	*	El Paso Electric Co	745
21,443		Empire District Electric Co	484
50,662		Energen Corp	2,894
110,044		Energy East Corp	2,977
4,326	e	EnergySouth, Inc	218
2,665	e*	EnerNOC, Inc	102
141,442		Entergy Corp	15,317
478,145		Exelon Corp	36,033
218,611		FirstEnergy Corp	13,847
290,603	e	FPL Group, Inc	17,692
63,000	e	Great Plains Energy, Inc	1,815
59,766	e	Hawaiian Electric Industries, Inc	1,298
31,800	e	Idacorp, Inc	1,041
55,880	e	Integrys Energy Group, Inc	2,863
27,259	e	ITC Holdings Corp	1,351
14,800	e	Laclede Group, Inc	478
4,287	e	Markwest Hydrocarbon, Inc	249
131,012		MDU Resources Group, Inc	3,647
20,394		Metal Management, Inc	1,105
14,002	e	MGE Energy, Inc	468
180,863	*	Mirant Corp	7,358
58,945	e	National Fuel Gas Co	2,759
22,377	e	New Jersey Resources Corp	1,110
34,041	e	Nicor, Inc	1,460
193,868		NiSource, Inc	3,711
109,115		Northeast Utilities	3,117
19,700	e	Northwest Natural Gas Co	900
24,616	e	NorthWestern Corp	669
171,301	e*	NRG Energy, Inc	7,244
75,589	e	NSTAR	2,631
64,715		OGE Energy Corp	2,142
78,611		Oneok, Inc	3,726
4,962	e	Ormat Technologies, Inc	230
19,998	e	Otter Tail Corp	713
136,693		Pepco Holdings, Inc	3,702
248,387	e	PG&E Corp	11,873
10,816	e*	Pico Holdings, Inc	449
57,205		Piedmont Natural Gas Co, Inc	1,435
12,323	e*	Pike Electric Corp	231

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
70,786	e	Pinnacle West Capital Corp	$2,797
54,221	e	PNM Resources, Inc	1,262
21,481	e	Portland General Electric Co	597
277,015		PPL Corp	12,826
182,248		Progress Energy, Inc	8,538
34,100	m,v*	Progress Energy, Inc	-	^
179,334		Public Service Enterprise Group, Inc	15,780
82,750		Puget Energy, Inc	2,025
121,788		Questar Corp	6,398
249,129	*	Reliant Energy, Inc	6,378
117,594		Republic Services, Inc	3,846
10,949	e	Resource America, Inc (Class A)	173
82,423		SCANA Corp	3,193
25,033	e*	SEMCO Energy, Inc	198
186,573		Sempra Energy	10,844
156,710		Sierra Pacific Resources	2,465
10,436	e	SJW Corp	356
20,851	e	South Jersey Industries, Inc	726
537,239	e	Southern Co	19,491
76,048	e	Southern Union Co	2,366
28,345		Southwest Gas Corp	802
16,033	e	Southwest Water Co	202
62,027	*	Stericycle, Inc	3,545
148,252		TECO Energy, Inc	2,436
327,527		TXU Corp	22,426
75,102		UGI Corp	1,951
16,909	e	UIL Holdings Corp	533
24,831	e	Unisource Energy Corp	742
55,079	e	Vectren Corp	1,503
48,547	e*	Waste Connections, Inc	1,542
3,755		Waste Industries USA, Inc	107
19,253	e*	Waste Services, Inc	187
62,830	e	Westar Energy, Inc	1,543
34,425	e	WGL Holdings, Inc	1,167
423,503		Williams Cos, Inc	14,425
82,788		Wisconsin Energy Corp	3,728
288,988	e	Xcel Energy, Inc	6,225
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	473,996

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.73%
15,750	e*	Acme Packet, Inc	243
22,958	e*	Actel Corp	246
30,632		Acuity Brands, Inc	1,546
82,321	e*	Adaptec, Inc	314
86,140	*	ADC Telecommunications, Inc	1,689
42,374	e	Adtran, Inc	976
25,828	e*	Advanced Analogic Technologies, Inc	275
23,059	*	Advanced Energy Industries, Inc	348
390,590	e*	Advanced Micro Devices, Inc	5,156
250,843		Altera Corp	6,040
22,354	e*	American Superconductor Corp	458
75,446		Ametek, Inc	3,261
47,376	*	AMIS Holdings, Inc	460
73,876	e*	Amkor Technology, Inc	851
126,589		Amphenol Corp (Class A)	5,033
42,735	e*	Anadigics, Inc	773

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
231,278	e	Analog Devices, Inc	$8,363
109,927	*	Andrew Corp	1,522
613,570	*	Apple Computer, Inc	94,208
215,447	e*	Applied Micro Circuits Corp	681
78,929	e*	Arris Group, Inc	975
38,898	e*	Atheros Communications, Inc	1,166
336,155	*	Atmel Corp	1,735
25,930	*	ATMI, Inc	771
119,087	e*	Avanex Corp	195
101,613	*	Avnet, Inc	4,050
34,410	e	AVX Corp	554
8,359	e*	AZZ, Inc	292
32,362	e	Baldor Electric Co	1,293
7,316	e	Bel Fuse, Inc (Class B)	254
51,432	*	Benchmark Electronics, Inc	1,228
9,033	e*	BigBand Networks, Inc	58
330,478	e*	Broadcom Corp (Class A)	12,043
33,107	e*	C-COR, Inc	380
19,382	e*	Ceradyne, Inc	1,468
27,817	e*	Checkpoint Systems, Inc	734
60,188	*	Ciena Corp	2,292
4,314,763	*	Cisco Systems, Inc	142,862
15,327	e*	Comtech Telecommunications Corp	820
352,109	e*	Conexant Systems, Inc	423
129,303		Cooper Industries Ltd (Class A)	6,606
5,037	e*	CPI International, Inc	96
60,981	e*	Cree, Inc	1,897
23,637	e	CTS Corp	305
14,434	e	Cubic Corp	609
108,831	*	Cypress Semiconductor Corp	3,179
21,186	e*	Diodes, Inc	680
31,325	e*	Ditech Networks, Inc	165
28,077	*	Dolby Laboratories, Inc (Class A)	978
21,955	e*	DSP Group, Inc	348
10,894	e*	DTS, Inc	331
103,554		Eaton Corp	10,256
23,062	e*	Electro Scientific Industries, Inc	553
10,542	e*	EMS Technologies, Inc	259
40,393	e*	Energizer Holdings, Inc	4,478
28,552	e*	Energy Conversion Devices, Inc	649
18,146	e*	EnerSys	322
67,390	e*	Evergreen Solar, Inc	602
25,111	e*	Exar Corp	328
42,985	v*	EXIDE TECHNOLOGIES RIGHTS	-	^
85,596	*	Fairchild Semiconductor International, Inc	1,599
195,626	e*	Finisar Corp	548
25,826	e*	First Solar, Inc	3,041
16,105	e	Franklin Electric Co, Inc	662
46,577	e*	FuelCell Energy, Inc	416
82,092	e	Garmin Ltd	9,802
168,527	*	Gemstar-TV Guide International, Inc	1,173
20,156	e*	Genlyte Group, Inc	1,295
81,779	*	GrafTech International Ltd	1,459
16,954	e*	Greatbatch, Inc	451
46,047		Harman International Industries, Inc	3,984
54,755	e*	Harmonic, Inc	581

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
94,943		Harris Corp	$5,487
21,557	*	Helen of Troy Ltd	416
67,315	e*	Hexcel Corp	1,529
11,513	e*	Hittite Microwave Corp	508
551,220		Honeywell International, Inc	32,781
16,902	e*	Hutchinson Technology, Inc	416
24,375	e	Imation Corp	598
139,841	*	Integrated Device Technology, Inc	2,165
4,116,339		Intel Corp	106,449
33,604	e*	InterDigital, Inc	698
50,270	e*	International Rectifier Corp	1,658
95,551		Intersil Corp (Class A)	3,194
28,293	e*	InterVoice, Inc	266
6,910	e*	IPG Photonics Corp	136
7,978	e*	iRobot Corp	159
16,725	e*	IXYS Corp	174
42,431	e*	Jarden Corp	1,313
145,351	e*	JDS Uniphase Corp	2,174
66,338	e*	Kemet Corp	488
87,515		L-3 Communications Holdings, Inc	8,939
9,858	e	Lamson & Sessions Co	266
81,127	e*	Lattice Semiconductor Corp	364
29,989		Lincoln Electric Holdings, Inc	2,327
157,428	e	Linear Technology Corp	5,508
17,104	e*	Littelfuse, Inc	610
8,072	e*	Loral Space & Communications, Inc	321
12,960		LSI Industries, Inc	266
543,579	e*	LSI Logic Corp	4,033
337,959	*	Marvell Technology Group Ltd	5,532
37,299	e*	Mattson Technology, Inc	323
226,845		Maxim Integrated Products, Inc	6,658
14,709	e*	Medis Technologies Ltd	191
158,819	*	MEMC Electronic Materials, Inc	9,348
13,858	e*	Mercury Computer Systems, Inc	142
23,004		Methode Electronics, Inc	346
46,581	e	Micrel, Inc	503
155,745	e	Microchip Technology, Inc	5,657
531,074	e*	Micron Technology, Inc	5,895
55,954	e*	Microsemi Corp	1,560
45,471	e*	Microtune, Inc	274
33,720	e*	MIPS Technologies, Inc	266
98,307	e	Molex, Inc	2,647
15,444	e*	Monolithic Power Systems, Inc	392
26,866	e*	Moog, Inc (Class A)	1,180
1,636,577		Motorola, Inc	30,326
89,555	e*	MRV Communications, Inc	222
6,600	e*	Multi-Fineline Electronix, Inc	98
3,138	e	National Presto Industries, Inc	166
196,436		National Semiconductor Corp	5,327
13,186	e*	Netlogic Microsystems, Inc	476
262,461	*	Network Appliance, Inc	7,063
90,589	e*	Novellus Systems, Inc	2,469
382,327	e*	Nvidia Corp	13,856
39,050	e*	Omnivision Technologies, Inc	888
163,829	e*	ON Semiconductor Corp	2,058
80,242	e*	On2 Technologies, Inc	93

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
68,043	e	Openwave Systems, Inc	$298
15,398	e*	Oplink Communications, Inc	210
13,224	e*	OpNext, Inc	153
8,730	e*	Optium Corp	91
10,891	e*	OSI Systems, Inc	245
13,852	e	Park Electrochemical Corp	465
14,362	e*	Pericom Semiconductor Corp	168
29,346	*	Photronics, Inc	335
38,239	e	Plantronics, Inc	1,092
32,750	e*	Plexus Corp	897
15,100	e*	PLX Technology, Inc	163
150,922	e*	PMC - Sierra, Inc	1,266
66,237	*	Polycom, Inc	1,779
3,961	e*	Powell Industries, Inc	150
51,516	e*	Power-One, Inc	263
96,435	e*	Powerwave Technologies, Inc	594
108,580	*	QLogic Corp	1,460
1,178,362		Qualcomm, Inc	49,798
95,926	e	RadioShack Corp	1,982
68,996	e*	Rambus, Inc	1,319
11,399	e	Raven Industries, Inc	457
22,604	e	Regal-Beloit Corp	1,083
136,976	e*	RF Micro Devices, Inc	922
12,342	e*	Rogers Corp	508
385,770	*	Sanmina-SCI Corp	818
21,571	*	Seachange International, Inc	149
52,119	*	Semtech Corp	1,067
56,384	*	Silicon Image, Inc	290
38,539	*	Silicon Laboratories, Inc	1,609
72,899	e*	Silicon Storage Technology, Inc	235
27,582	e*	Sirenza Microdevices, Inc	477
1,037,535	e*	Sirius Satellite Radio, Inc	3,621
112,344	e*	Skyworks Solutions, Inc	1,016
35,494	*	Smart Modular Technologies WWH, Inc	254
65,116	e*	Spansion, Inc (Class A)	550
28,315	e*	Spectrum Brands, Inc	164
14,503	e*	Standard Microsystems Corp	557
10,374	e*	Stoneridge, Inc	106
18,208	e*	Sunpower Corp (Class A)	1,508
8,595	e*	Supertex, Inc	343
129,793	e*	Sycamore Networks, Inc	528
35,188	e*	Symmetricom, Inc	165
17,207	e*	Synaptics, Inc	822
41,522	e*	Syntax-Brillian Corp	169
30,703	e	Technitrol, Inc	827
10,550	e*	Techwell, Inc	112
42,847	e*	Tekelec	518
27,669		Teleflex, Inc	2,156
309,010	*	Tellabs, Inc	2,942
33,830	*	Tessera Technologies, Inc	1,269
1,013,439	e	Texas Instruments, Inc	37,082
43,626	*	Thomas & Betts Corp	2,558
40,125	e*	Trident Microsystems, Inc	638
105,731	e*	Triquint Semiconductor, Inc	519
32,309	e*	TTM Technologies, Inc	374
352,250		Tyco Electronics Ltd	12,480

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
13,489	e*	Ultra Clean Holdings	$198
16,474	e*	Universal Display Corp	292
8,900	e*	Universal Electronics, Inc	289
87,200	e*	Utstarcom, Inc	319
63,729	e*	Varian Semiconductor Equipment Associates, Inc	3,411
15,575	*	Viasat, Inc	480
12,845	e	Vicor Corp	156
127,423	*	Vishay Intertechnology, Inc	1,660
13,179	e*	Volterra Semiconductor Corp	162
56,062	e	Whirlpool Corp	4,995
210,715	e	Xilinx, Inc	5,508
15,313	*	Zoltek Cos, Inc	668
35,864	*	Zoran Corp	724
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	811,370

ENGINEERING AND MANAGEMENT SERVICES - 0.95%
13,465	e*	Advisory Board Co	787
28,593	e*	Aecom Technology Corp	999
3,198	*	Affymax, Inc	87
92,912	*	Amylin Pharmaceuticals, Inc	4,646
54,636	*	Applera Corp (Celera Genomics Group)	768
40,510	e*	Ariad Pharmaceuticals, Inc	188
7,981	e	CDI Corp	222
269,226	*	Celgene Corp	19,198
8,356	e*	Cornell Cos, Inc	197
29,357	e	Corporate Executive Board Co	2,179
8,400	e*	CRA International, Inc	405
41,854	e*	CV Therapeutics, Inc	376
20,365		Diamond Management & Technology Consultants, Inc	187
35,921	e*	eResearch Technology, Inc	409
65,374	e*	Exelixis, Inc	692
11,236	*	Exponent, Inc	282
62,325		Fluor Corp	8,974
12,000	*	Genpact Ltd	203
36,978	*	Gen-Probe, Inc	2,462
15,327	e*	Greenfield Online, Inc	234
31,752	*	Harris Interactive, Inc	137
67,023	*	Hewitt Associates, Inc (Class A)	2,349
13,227	*	Huron Consulting Group, Inc	961
60,816	e*	Incyte Corp	435
58,586	e*	Isis Pharmaceuticals, Inc	877
84,227	e*	Jacobs Engineering Group, Inc	6,366
119,883	*	KBR, Inc	4,648
8,794	*	Kendle International, Inc	365
29,364	e*	Kosan Biosciences, Inc	147
6,175	e	Landauer, Inc	315
17,070	e*	LECG Corp	254
26,264	e*	Lifecell Corp	987
22,750	e*	Luminex Corp	343
15,124		MAXIMUS, Inc	659
16,427	*	Maxygen, Inc	112
160,080	*	McDermott International, Inc	8,657
5,139	*	Michael Baker Corp	252
163,736	e	Moody's Corp	8,252
7,000	e*	MTC Technologies, Inc	135
31,449	e*	Myriad Genetics, Inc	1,640

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
40,786	e*	Navigant Consulting, Inc	$516
22,856	e*	Neurogen Corp	101
24,067	*	Omnicell, Inc	687
239,692		Paychex, Inc	9,827
14,301	e*	PharmaNet Development Group, Inc	415
110,430	e	Quest Diagnostics, Inc	6,380
20,942	e*	Regeneration Technologies, Inc	224
44,788	e*	Regeneron Pharmaceuticals, Inc	797
97,295	e*	Rentech, Inc	210
32,857		Resources Connection, Inc	761
17,806	e*	Rigel Pharmaceuticals, Inc	168
80,500	e*	SAIC, Inc	1,545
36,415	e*	Savient Pharmaceuticals, Inc	530
29,620	*	Seattle Genetics, Inc	333
21,388	e*	Senomyx, Inc	262
56,724	e*	Shaw Group, Inc	3,296
5,857	*	Stanley, Inc	161
24,068	e*	Symyx Technologies, Inc	209
7,624	e*	Tejon Ranch Co	316
35,223	e*	Telik, Inc	102
38,899	e*	Tetra Tech, Inc	822
36,325	e*	URS Corp	2,051
21,511	e*	Verenium Corp	114
22,525	e*	Washington Group International, Inc	1,978
30,194	e	Watson Wyatt & Co Holdings (Class A)	1,357
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	114,548

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
40,288	e*	Home Solutions of America, Inc	137
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	137

FABRICATED METAL PRODUCTS - 0.54%
23,634	e*	Alliant Techsystems, Inc	2,583
6,162	e	Ameron International Corp	652
53,416	e	Aptargroup, Inc	2,023
75,517		Ball Corp	4,059
8,848	*	Chart Industries, Inc	285
11,232	e	CIRCOR International, Inc	510
84,663		Commercial Metals Co	2,680
13,231	e*	Commercial Vehicle Group, Inc	170
2,198		Compx International, Inc	43
38,427		Crane Co	1,843
115,778	e*	Crown Holdings, Inc	2,635
8,340	e	Dynamic Materials Corp	399
20,133	e*	Griffon Corp	304
9,089		Gulf Island Fabrication, Inc	349
353,105		Illinois Tool Works, Inc	21,059
10,094	e	Insteel Industries, Inc	155
9,968	e*	Ladish Co, Inc	553
8,117	e	Lifetime Brands, Inc	165
25,129	e*	Mobile Mini, Inc	607
80,964	e	Mueller Water Products, Inc (Class A)	1,003
15,669	e*	NCI Building Systems, Inc	677
81,901	e	Parker Hannifin Corp	9,159
5,880	e*	Park-Ohio Holdings Corp	153
71,324	e	Pentair, Inc	2,367

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
7,218	*	PGT, Inc	$57
17,440		Silgan Holdings, Inc	937
26,264	e	Simpson Manufacturing Co, Inc	836
20,492	e*	Smith & Wesson Holding Corp	391
41,032		Snap-On, Inc	2,033
59,613	e	Stanley Works	3,346
16,048	e*	Sturm Ruger & Co, Inc	287
7,928	e	Sun Hydraulics Corp	252
44,785	e*	Taser International, Inc	703
9,351	e*	Trimas Corp	124
13,461	e	Valmont Industries, Inc	1,142
23,144	e	Watts Water Technologies, Inc (Class A)	711
		TOTAL FABRICATED METAL PRODUCTS	65,252

FOOD AND KINDRED PRODUCTS - 3.25%
14,670	e*	Altus Pharmaceuticals, Inc	154
4,618	e*	American Dairy, Inc	90
541,218		Anheuser-Busch Cos, Inc	27,056
461,262		Archer Daniels Midland Co	15,259
6,482	*	Boston Beer Co, Inc (Class A)	315
87,576		Bunge Ltd	9,410
163,485		Campbell Soup Co	6,049
4,202	e	Coca-Cola Bottling Co Consolidated	253
1,641,559		Coca-Cola Co	94,340
226,312	e	Coca-Cola Enterprises, Inc	5,481
352,153		ConAgra Foods, Inc	9,202
135,742	e*	Constellation Brands, Inc (Class A)	3,286
52,685		Corn Products International, Inc	2,417
56,731	e*	Darling International, Inc	561
142,789		Del Monte Foods Co	1,499
5,320	e	Farmer Bros Co	132
55,188	e	Flowers Foods, Inc	1,203
248,258		General Mills, Inc	14,401
229,611	e	H.J. Heinz Co	10,608
49,620	e*	Hansen Natural Corp	2,812
119,038	e	Hershey Co	5,525
53,755		Hormel Foods Corp	1,923
8,158	e	Imperial Sugar Co	213
9,626		J&J Snack Foods Corp	335
39,921		J.M. Smucker Co	2,133
15,444	e*	Jones Soda Co	186
166,943		Kellogg Co	9,349
1,140,720		Kraft Foods, Inc (Class A)	39,366
15,961	e	Lancaster Colony Corp	609
20,449	e	Lance, Inc	471
8,556	e*	M&F Worldwide Corp	429
96,193		McCormick & Co, Inc	3,460
6,584	e	MGP Ingredients, Inc	68
38,603	e	Molson Coors Brewing Co (Class B)	3,848
5,604	e	National Beverage Corp	48
9,395	e*	Peet's Coffee & Tea, Inc	262
99,580		Pepsi Bottling Group, Inc	3,701
41,694		PepsiAmericas, Inc	1,353
1,157,557		PepsiCo, Inc	84,803
24,523	*	Performance Food Group Co	739
20,114	*	Ralcorp Holdings, Inc	1,123

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
15,246	e	Reddy Ice Holdings, Inc	$402
12,303	e	Sanderson Farms, Inc	513
519,533		Sara Lee Corp	8,671
77,264	e*	Smithfield Foods, Inc	2,434
26,158	e	Tootsie Roll Industries, Inc	694
24,314		Topps Co, Inc	236
20,712	e*	TreeHouse Foods, Inc	560
187,021	e	Tyson Foods, Inc (Class A)	3,338
169,417		Wrigley (Wm.) Jr Co	10,882
		TOTAL FOOD AND KINDRED PRODUCTS	392,202

FOOD STORES - 0.33%
837	e	Arden Group, Inc (Class A)	117
13,762	e*	Great Atlantic & Pacific Tea Co, Inc	419
8,163	e	Ingles Markets, Inc (Class A)	234
501,888		Kroger Co	14,314
20,111	e*	Panera Bread Co (Class A)	820
16,292	e*	Pantry, Inc	417
27,069	*	Pathmark Stores, Inc	345
26,048	e	Ruddick Corp	874
312,249	e	Safeway, Inc	10,339
149,082		Supervalu, Inc	5,816
2,326	e	Village Super Market (Class A)	121
6,734	e	Weis Markets, Inc	287
99,875	e	Whole Foods Market, Inc	4,890
21,903	e*	Winn-Dixie Stores, Inc	410
		TOTAL FOOD STORES	39,403

FORESTRY - 0.11%
56,228		Rayonier, Inc	2,701
152,688	e	Weyerhaeuser Co	11,039
		TOTAL FORESTRY	13,740

FURNITURE AND FIXTURES - 0.30%
18,783	e	Ethan Allen Interiors, Inc	614
34,198	e	Furniture Brands International, Inc	347
44,896		Herman Miller, Inc	1,218
43,616	e	Hillenbrand Industries, Inc	2,400
33,809	e	HNI Corp	1,217
7,413	e	Hooker Furniture Corp	148
38,561		Interface, Inc (Class A)	696
139,524	e	Johnson Controls, Inc	16,479
18,600	e	Kimball International, Inc (Class B)	212
36,828	e	La-Z-Boy, Inc	272
124,980	e	Leggett & Platt, Inc	2,395
267,097	e	Masco Corp	6,189
28,667	e	Sealy Corp	402
39,114	e*	Select Comfort Corp	546
58,800	e	Tempur-Pedic International, Inc	2,102
21,020	e*	Williams Scotsman International, Inc	582
		TOTAL FURNITURE AND FIXTURES	35,819

FURNITURE AND HOME FURNISHINGS STORES - 0.19%
195,827	e*	Bed Bath & Beyond, Inc	6,682
121,037	e	Circuit City Stores, Inc	958
111,416	e*	GameStop Corp (Class A)	6,278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
21,760	e*	Guitar Center, Inc	$1,290
16,062	e	Haverty Furniture Cos, Inc	141
31,963		Knoll, Inc	567
37,412	e*	Mohawk Industries, Inc	3,042
64,355	e*	Pier 1 Imports, Inc	304
58,232		Steelcase, Inc (Class A)	1,047
21,617	e	Tuesday Morning Corp	194
64,234	e	Williams-Sonoma, Inc	2,095
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	22,598

GENERAL BUILDING CONTRACTORS - 0.17%
1,271	e	Amrep Corp	34
3,890	e*	Avatar Holdings, Inc	194
27,719	e	Beazer Homes USA, Inc	229
7,978	e	Brookfield Homes Corp	148
84,992	e	Centex Corp	2,258
221,862	e	DR Horton, Inc	2,842
26,548	e*	Hovnanian Enterprises, Inc (Class A)	295
54,387	e	KB Home	1,363
96,790	e	Lennar Corp (Class A)	2,192
9,603	e	M/I Homes, Inc	133
17,708	e	McGrath RentCorp	589
24,302	e	MDC Holdings, Inc	995
16,766	e*	Meritage Homes Corp	237
3,299	e*	NVR, Inc	1,551
11,355	e*	Palm Harbor Homes, Inc	142
18,779	*	Perini Corp	1,050
149,622	e	Pulte Homes, Inc	2,036
30,806	e	Ryland Group, Inc	660
45,800	e	Standard-Pacific Corp	252
8,756	e*	Team, Inc	240
89,281	e*	Toll Brothers, Inc	1,785
37,809	e	Walter Industries, Inc	1,017
21,762	e*	WCI Communities, Inc	130
		TOTAL GENERAL BUILDING CONTRACTORS	20,372

GENERAL MERCHANDISE STORES - 1.45%
31,592	e*	99 Cents Only Stores	324
79,587	e*	Big Lots, Inc	2,375
46,090	*	BJ's Wholesale Club, Inc	1,528
7,308	e	Bon-Ton Stores, Inc	166
21,144	e*	Cabela's, Inc	500
35,721		Casey's General Stores, Inc	989
8,648	e*	Conn's, Inc	207
315,732		Costco Wholesale Corp	19,376
43,294	e	Dillard's, Inc (Class A)	945
106,643	e	Family Dollar Stores, Inc	2,832
29,664	e	Fred's, Inc	312
159,672		JC Penney Co, Inc	10,118
324,597		Macy's, Inc	10,491
17,729	e*	Retail Ventures, Inc	185
99,401	e	Saks, Inc	1,705
17,973	e	Stein Mart, Inc	137
604,665		Target Corp	38,439
321,388	e	TJX Cos, Inc	9,343

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
1,712,773		Wal-Mart Stores, Inc	$74,763
		TOTAL GENERAL MERCHANDISE STORES	174,735

HEALTH SERVICES - 1.27%
18,580	e*	Alliance Imaging, Inc	168
18,220	e*	Amedisys, Inc	700
8,641	*	American Dental Partners, Inc	242
135,181		AmerisourceBergen Corp	6,128
22,231	*	Amsurg Corp	513
31,771	e*	Apria Healthcare Group, Inc	826
42,918	e*	Assisted Living Concepts, Inc (A Shares)	392
7,094	e*	Bio-Reference Labs, Inc	240
27,594	e	Brookdale Senior Living, Inc	1,099
203,564		Cigna Corp	10,848
69,024	*	Community Health Systems, Inc	2,170
6,016	e*	Corvel Corp	139
45,004	*	Covance, Inc	3,506
110,607	*	Coventry Health Care, Inc	6,881
22,090	e*	Cross Country Healthcare, Inc	386
16,323	e*	CryoLife, Inc	154
74,364	e*	DaVita, Inc	4,698
44,798	e*	Edwards Lifesciences Corp	2,209
8,598	e*	eHealth, Inc	238
3,311	e*	Emeritus Corp	90
18,855	e*	Enzo Biochem, Inc	214
155,580	e*	Express Scripts, Inc	8,684
8,923	e*	Genomic Health, Inc	171
18,949	*	Gentiva Health Services, Inc	364
176,006	e	Health Management Associates, Inc (Class A)	1,222
44,500	*	Healthsouth Corp	779
24,588	e*	Healthways, Inc	1,327
18,980	e*	Hythiam, Inc	141
40,949	e*	Immunomedics, Inc	94
21,589	e*	Kindred Healthcare, Inc	387
83,142	e*	Laboratory Corp of America Holdings	6,504
14,843	e	LCA-Vision, Inc	436
8,098	e*	LHC Group, Inc	174
39,831	e*	LifePoint Hospitals, Inc	1,195
59,405	*	Lincare Holdings, Inc	2,177
24,894	*	Magellan Health Services, Inc	1,010
51,746	e	Manor Care, Inc	3,332
13,215	e*	Matria Healthcare, Inc	346
210,008		McKesson Corp	12,346
6,947	*	Medcath Corp	191
200,320	*	Medco Health Solutions, Inc	18,107
4,992	e	National Healthcare Corp	257
65,248	e*	Nektar Therapeutics	576
15,155	e*	Nighthawk Radiology Holdings, Inc	371
25,907	*	Odyssey HealthCare, Inc	249
85,615	e	Omnicare, Inc	2,836
34,263	*	Pediatrix Medical Group, Inc	2,242
73,265		Pharmaceutical Product Development, Inc	2,597
38,523	e*	Psychiatric Solutions, Inc	1,513
7,616	e*	Radiation Therapy Services, Inc	159
12,730	e*	RehabCare Group, Inc	224
38,163	*	Sierra Health Services, Inc	1,610
15,881	e*	Skilled Healthcare Group, Inc (Class A)	250

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
16,786	e*	Stereotaxis, Inc	$232
30,632	e*	Sun Healthcare Group, Inc	512
31,480	e*	Sunrise Senior Living, Inc	1,113
334,984	e*	Tenet Healthcare Corp	1,126
32,048		Universal Health Services, Inc (Class B)	1,744
436,391	*	WellPoint, Inc	34,440
		TOTAL HEALTH SERVICES	152,879

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.07%
3,709	e*	Comverge, Inc	122
51,421	*	Foster Wheeler Ltd	6,750
25,688		Granite Construction, Inc	1,362
17,122	*	Matrix Service Co	359
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	8,593

HOLDING AND OTHER INVESTMENT OFFICES - 2.59%
23,371	e	Acadia Realty Trust	634
21,553	e*	Affiliated Managers Group, Inc	2,748
5,860	e	Agree Realty Corp	184
39,669	e	Alesco Financial, Inc	195
1,423	e*	Alexander's, Inc	549
21,174	e	Alexandria Real Estate Equities, Inc	2,038
109,067	e	Allied Capital Corp	3,205
70,448		AMB Property Corp	4,214
16,528		American Campus Communities, Inc	484
101,231		American Financial Realty Trust	815
12,511	e*	Ampal American Israel (Class A)	70
224,231	e	Annaly Mortgage Management, Inc	3,572
40,991		Anthracite Capital, Inc	373
38,245		Anworth Mortgage Asset Corp	206
69,146		Apartment Investment & Management Co (Class A)	3,121
70,905	e	Apollo Investment Corp	1,475
8,687	e	Arbor Realty Trust, Inc	164
156,662	*	Archstone-Smith Trust	9,422
76,924	e	Ashford Hospitality Trust, Inc	773
10,813		Associated Estates Realty Corp	141
56,325		AvalonBay Communities, Inc	6,650
46,986		BioMed Realty Trust, Inc	1,132
72,439		Boston Properties, Inc	7,526
61,655	e	Brandywine Realty Trust	1,561
37,240	e	BRE Properties, Inc (Class A)	2,083
4,999	e	BRT Realty Trust	87
40,240		Camden Property Trust	2,585
30,528	e	Capital Lease Funding, Inc	313
2,167	e	Capital Southwest Corp	266
8,296	e	Capital Trust, Inc (Class A)	295
46,296	e	CBL & Associates Properties, Inc	1,623
20,960	e	CBRE Realty Finance, Inc	124
31,340	e	Cedar Shopping Centers, Inc	427
5,581	e	Cherokee, Inc	214
32,771		Colonial Properties Trust	1,124
28,732	e	Corporate Office Properties Trust	1,196
28,724		Cousins Properties, Inc	843
17,561	e	Crystal River Capital, Inc	295
123,500	e	DCT Industrial Trust, Inc	1,293
36,580	e	Deerfield Triarc Capital Corp	331

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
88,008		Developers Diversified Realty Corp	$4,917
63,663	e	DiamondRock Hospitality Co	1,108
37,521		Digital Realty Trust, Inc	1,478
70,934	e	Douglas Emmett, Inc	1,754
100,872		Duke Realty Corp	3,410
15,783	e	EastGroup Properties, Inc	714
18,827	e	Education Realty Trust, Inc	254
16,159	e*	Energy Infrastructure Acquisition Corp	159
19,856	e	Entertainment Properties Trust	1,009
42,886		Equity Inns, Inc	968
15,082	e	Equity Lifestyle Properties, Inc	781
26,061	e	Equity One, Inc	709
205,608		Equity Residential	8,710
17,086	e	Essex Property Trust, Inc	2,009
45,371	e	Extra Space Storage, Inc	698
39,843		Federal Realty Investment Trust	3,530
48,174		FelCor Lodging Trust, Inc	960
32,972	e	First Industrial Realty Trust, Inc	1,282
16,992	e	First Potomac Realty Trust	370
41,850	e	Franklin Street Properties Corp	722
106,628	e	Friedman Billings Ramsey Group, Inc (Class A)	492
153,090		General Growth Properties, Inc	8,209
11,498	e	Getty Realty Corp	313
7,828	e	Gladstone Capital Corp	153
26,916	e	Glimcher Realty Trust	633
27,800	e	GMH Communities Trust	215
12,400	e	Gramercy Capital Corp	312
146,608		HCP, Inc	4,863
55,443		Health Care REIT, Inc	2,453
34,672	e	Healthcare Realty Trust, Inc	924
28,508	e	Hersha Hospitality Trust	282
11,539	e*	HFF, Inc (Class A)	137
41,242	e	Highwoods Properties, Inc	1,512
30,269	e*	Hilltop Holdings, Inc	355
27,480		Home Properties, Inc	1,434
66,278		Hospitality Properties Trust	2,694
368,977	e	Host Marriott Corp	8,280
150,177	e	HRPT Properties Trust	1,485
56,391	e	IMPAC Mortgage Holdings, Inc	87
48,741	e	Inland Real Estate Corp	755
32,947		Investors Real Estate Trust	356
537,050	e	iShares Russell 3000 Index Fund	47,255
90,509		iStar Financial, Inc	3,076
36,609	e*	Jamba, Inc	257
18,553	e	JER Investors Trust, Inc	231
24,426	e	Kilroy Realty Corp	1,481
151,738		Kimco Realty Corp	6,860
20,224		Kite Realty Group Trust	380
29,268	e	LaSalle Hotel Properties	1,232
51,795		Lexington Corporate Properties Trust	1,036
64,945		Liberty Property Trust	2,611
17,555		LTC Properties, Inc	416
31,753	e	Luminent Mortgage Capital, Inc	53
50,605		Macerich Co	4,432
49,047		Mack-Cali Realty Corp	2,016
29,713		Maguire Properties, Inc	767

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
36,111	e	Medical Properties Trust, Inc	$481
32,379	e*	Meruelo Maddux Properties, Inc	191
61,319		MFA Mortgage Investments, Inc	494
20,324		Mid-America Apartment Communities, Inc	1,013
14,218	e	Mission West Properties, Inc	173
17,411		MVC Capital, Inc	323
18,515	e	National Health Investors, Inc	572
45,564		National Retail Properties, Inc	1,111
62,894		Nationwide Health Properties, Inc	1,895
29,156	e	Newcastle Investment Corp	514
29,330	e*	NexCen Brands, Inc	197
42,485	e	NorthStar Realty Finance Corp	422
7,113	e	Novastar Financial, Inc	63
47,487	e	Omega Healthcare Investors, Inc	737
11,623	e	Parkway Properties, Inc	513
13,973	e	PennantPark Investment Corp	187
23,126		Pennsylvania Real Estate Investment Trust	901
124,866	e	Plum Creek Timber Co, Inc	5,589
32,866	e	Post Properties, Inc	1,272
29,592	e	Potlatch Corp	1,333
179,182		Prologis	11,889
14,058	e	Prospect Capital Corp	239
11,782		PS Business Parks, Inc	670
88,541		Public Storage, Inc	6,964
11,317	e	Quadra Realty Trust, Inc	108
44,670	e	RAIT Investment Trust	368
11,548		Ramco-Gershenson Properties	361
71,615		Realty Income Corp	2,002
15,841		Redwood Trust, Inc	526
49,074		Regency Centers Corp	3,766
17,800	e	Republic Property Trust	261
15,662	e	Resource Capital Corp	176
8,737		Saul Centers, Inc	450
59,087	e	Senior Housing Properties Trust	1,303
155,845	e	Simon Property Group, Inc	15,585
42,555	e	SL Green Realty Corp	4,969
14,582		Sovran Self Storage, Inc	668
13,165	e*	Star Maritime Acquisition Corp	184
55,726	e	Strategic Hotels & Resorts, Inc	1,147
12,790		Sun Communities, Inc	385
44,687		Sunstone Hotel Investors, Inc	1,146
22,030	e	Tanger Factory Outlet Centers, Inc	894
11,598	e*	Tarragon Corp	30
40,122		Taubman Centers, Inc	2,197
54,801	e*	TFS Financial Corp	709
89,770	e	Thornburg Mortgage, Inc	1,154
100,110	e	UDR, Inc	2,435
10,285	e	Universal Health Realty Income Trust	365
19,529	e	Urstadt Biddle Properties, Inc (Class A)	302
33,533	e	U-Store-It Trust	443
94,158		Ventas, Inc	3,898
215,894	e	Virgin Media, Inc	5,240
94,821		Vornado Realty Trust	10,369
42,541		WABCO Holdings, Inc	1,989
33,112	e	Washington Real Estate Investment Trust	1,099
55,000	e	Weingarten Realty Investors	2,280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
36,561		Winthrop Realty Trust	$246
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	312,738

HOTELS AND OTHER LODGING PLACES - 0.60%
18,496	e	Ameristar Casinos, Inc	520
15,345	e*	Bluegreen Corp	119
39,969	e	Boyd Gaming Corp	1,713
26,796	e	Choice Hotels International, Inc	1,009
29,868	*	Gaylord Entertainment Co	1,589
21,853	e*	Great Wolf Resorts, Inc	270
275,395	e	Hilton Hotels Corp	12,803
9,907	e*	Isle of Capri Casinos, Inc	193
73,773	e*	Las Vegas Sands Corp	9,843
14,595	*	Lodgian, Inc	172
14,891	e	Marcus Corp	286
232,670		Marriott International, Inc (Class A)	10,114
83,621	*	MGM Mirage	7,479
8,692	e*	Monarch Casino & Resort, Inc	247
14,393	e*	Morgans Hotel Group Co	313
30,124	e	Orient-Express Hotels Ltd (Class A)	1,544
10,185	e*	Riviera Holdings Corp	286
152,023		Starwood Hotels & Resorts Worldwide, Inc	9,235
31,171	e	Station Casinos, Inc	2,727
19,819	e*	Trump Entertainment Resorts, Inc	128
22,214	e*	Vail Resorts, Inc	1,384
128,944	e	Wyndham Worldwide Corp	4,224
38,929		Wynn Resorts Ltd	6,134
		TOTAL HOTELS AND OTHER LODGING PLACES	72,332

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.26%
8,853	e*	Aaon, Inc	175
19,907	e	Actuant Corp (Class A)	1,293
64,792	*	AGCO Corp	3,290
18,980	e	Albany International Corp (Class A)	712
17,732	e*	Allis-Chalmers Energy, Inc	336
7,249	*	Altra Holdings, Inc	121
127,623	e	American Standard Cos, Inc	4,546
5,232	e	Ampco-Pittsburgh Corp	206
977,204		Applied Materials, Inc	20,228
13,287	e*	Astec Industries, Inc	763
14,997	e*	ASV, Inc	210
39,136	*	Asyst Technologies, Inc	207
73,014	e*	Axcelis Technologies, Inc	373
46,678	e	Black & Decker Corp	3,888
11,587	e	Black Box Corp	495
27,159	*	Blount International, Inc	309
34,939	e	Briggs & Stratton Corp	880
283,655	e*	Brocade Communications Systems, Inc	2,428
52,087	*	Brooks Automation, Inc	742
28,113	e	Bucyrus International, Inc (Class A)	2,050
43,791	e	Carlisle Cos, Inc	2,128
8,415	e	Cascade Corp	548
455,525		Caterpillar, Inc	35,727
41,328		CDW Corp	3,604
62,093	*	Cirrus Logic, Inc	397
12,813	e*	Columbus McKinnon Corp	319

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
22,453	e*	Cray, Inc	$162
73,659		Cummins, Inc	9,420
31,330	e	Curtiss-Wright Corp	1,488
25,436	e*	Cymer, Inc	977
160,416	e	Deere & Co	23,809
1,613,585	*	Dell, Inc	44,535
51,236	e	Diebold, Inc	2,327
54,806	e	Donaldson Co, Inc	2,289
144,465	e	Dover Corp	7,361
60,631	*	Dresser-Rand Group, Inc	2,590
19,841	*	Dril-Quip, Inc	979
39,428	*	Electronics for Imaging, Inc	1,059
1,483,261	*	EMC Corp	30,852
60,542	*	Emulex Corp	1,161
10,817	*	ENGlobal Corp	123
15,889	e*	EnPro Industries, Inc	645
97,823	e*	Entegris, Inc	849
89,895	e*	Extreme Networks, Inc	345
12,988	e*	Flotek Industries, Inc	573
26,655	e*	Flow International Corp	235
40,195	e	Flowserve Corp	3,062
93,822	e*	FMC Technologies, Inc	5,410
12,288	e*	Fuel Tech, Inc	271
37,362	*	Gardner Denver, Inc	1,457
202,596	e*	Gateway, Inc	381
10,307	e*	Gehl Co	230
7,303,157	d	General Electric Co	302,351
26,440	e*	Goodman Global, Inc	631
7,678	e	Gorman-Rupp Co	255
46,962	e	Graco, Inc	1,837
90,683	e*	Grant Prideco, Inc	4,944
7,778		Hardinge, Inc	271
1,902,396		Hewlett-Packard Co	94,720
3,857	e*	Hurco Cos, Inc	209
56,272	e	IDEX Corp	2,048
18,659	e*	Immersion Corp	306
213,490		Ingersoll-Rand Co Ltd (Class A)	11,629
39,372	e*	Intermec, Inc	1,028
970,996		International Business Machines Corp	114,383
235,140		International Game Technology	10,135
14,156	e*	Intevac, Inc	215
5,817	e*	Isilon Systems, Inc	45
129,647	e	Jabil Circuit, Inc	2,961
76,748		Joy Global, Inc	3,903
9,545	*	Kadant, Inc	267
21,080	e	Kaydon Corp	1,096
28,269		Kennametal, Inc	2,374
40,500	e*	Kulicke & Soffa Industries, Inc	343
95,530	*	Lam Research Corp	5,088
41,084		Lennox International, Inc	1,389
66,966	e*	Lexmark International, Inc (Class A)	2,781
7,700	e	Lindsay Manufacturing Co	337
10,534	e	Lufkin Industries, Inc	580
87,858		Manitowoc Co, Inc	3,890
26,959	*	Micros Systems, Inc	1,754
9,480	e*	Middleby Corp	612

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
24,902	e	Modine Manufacturing Co	$663
3,910	e	Nacco Industries, Inc (Class A)	405
12,415	*	NATCO Group, Inc (Class A)	643
24,403	e*	Netgear, Inc	742
23,832		Nordson Corp	1,197
34,849	e*	Oil States International, Inc	1,683
86,870		Pall Corp	3,379
72,885	e	Palm, Inc	1,186
134,455	e*	Quantum Corp	457
25,143	e*	Rackable Systems, Inc	326
14,719	*	RBC Bearings, Inc	564
7,282	e*	Rimage Corp	163
13,878	*	Riverbed Technology, Inc	561
9,992		Robbins & Myers, Inc	572
111,505		Rockwell Automation, Inc	7,751
85,950	e*	Safeguard Scientifics, Inc	197
161,340	e*	SanDisk Corp	8,890
6,258	e	Sauer-Danfoss, Inc	167
19,852	e*	Scansource, Inc	558
45,874	e*	Scientific Games Corp (Class A)	1,725
392,405	e	Seagate Technology, Inc	10,038
86,617	m,v*	Seagate Technology, Inc	-	^
15,689	e*	Semitool, Inc	152
16,564	e*	Sigma Designs, Inc	799
4,732	e*	Silicon Graphics, Inc	93
631,764	e*	Solectron Corp	2,464
44,258	e*	SourceForge, Inc	108
40,255		SPX Corp	3,726
8,469		Standex International Corp	175
22,478	e*	STEC, Inc	172
6,704	e*	Super Micro Computer, Inc	65
3,935	*	T-3 Energy Services, Inc	168
10,545	e*	Tecumseh Products Co (Class A)	203
11,200		Tennant Co	545
72,830	*	Terex Corp	6,483
62,888		Timken Co	2,336
28,407		Toro Co	1,671
14,313	e*	TurboChef Technologies, Inc	189
3,252	e	Twin Disc, Inc	189
18,851	e*	Ultratech, Inc	261
92,020	*	Varian Medical Systems, Inc	3,855
43,796	e*	VeriFone Holdings, Inc	1,942
16,186	e	Watsco, Inc	752
156,881	e*	Western Digital Corp	3,972
20,169	e	Woodward Governor Co	1,259
48,810	*	Zebra Technologies Corp (Class A)	1,781
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	876,174

INSTRUMENTS AND RELATED PRODUCTS - 4.50%
15,924	e*	Abaxis, Inc	357
16,958	e*	Abiomed, Inc	211
11,700	*	Accuray, Inc	204
42,253	e*	Advanced Medical Optics, Inc	1,293
48,446	e*	Affymetrix, Inc	1,229
285,439	e*	Agilent Technologies, Inc	10,527
42,246	e*	Align Technology, Inc	1,070

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
219,578	e	Allergan, Inc	$14,156
51,214	e*	American Medical Systems Holdings, Inc	868
6,336	e	American Science & Engineering, Inc	397
11,392		Analogic Corp	726
14,600	e*	Anaren, Inc	206
15,144	e*	Angiodynamics, Inc	285
130,885		Applera Corp (Applied Biosystems Group)	4,534
7,835	e*	Argon ST, Inc	155
17,738		Arrow International, Inc	807
18,626	e*	Arthrocare Corp	1,041
11,116	e*	Aspect Medical Systems, Inc	151
9,964	e	Badger Meter, Inc	319
76,073	e	Bard (C.R.), Inc	6,709
38,459		Bausch & Lomb, Inc	2,461
460,594		Baxter International, Inc	25,922
44,153		Beckman Coulter, Inc	3,257
177,274		Becton Dickinson & Co	14,545
12,755	*	Bio-Rad Laboratories, Inc (Class A)	1,154
942,844	*	Boston Scientific Corp	13,153
46,048	e*	Bruker BioSciences Corp	405
8,219	e*	Cantel Medical Corp	128
39,114	e*	Cepheid, Inc	892
21,088	*	Coherent, Inc	677
15,857	e	Cohu, Inc	297
22,053	e*	Conmed Corp	617
31,515	e	Cooper Cos, Inc	1,652
351,950		Covidien Ltd	14,606
70,483	e*	Credence Systems Corp	218
9,576	e*	Cutera, Inc	251
14,634	e*	Cyberonics, Inc	204
5,493	e*	Cynosure, Inc (Class A)	203
174,221	e	Danaher Corp	14,410
9,120		Datascope Corp	308
113,641		Dentsply International, Inc	4,732
15,633	e*	Dionex Corp	1,242
17,084	e*	DJ Orthopedics, Inc	839
28,799	e	DRS Technologies, Inc	1,587
8,652	*	Eagle Test Systems, Inc	111
203,504	e	Eastman Kodak Co	5,446
13,856	e	EDO Corp	776
562,162		Emerson Electric Co	29,918
19,238	e*	ESCO Technologies, Inc	639
18,700	*	Esterline Technologies Corp	1,067
11,693	e*	ev3, Inc	192
7,765	*	Excel Technology, Inc	194
10,521	e*	FARO Technologies, Inc	465
24,915	e*	FEI Co	783
46,951	e*	Flir Systems, Inc	2,601
34,873	e*	Formfactor, Inc	1,547
30,712	*	Fossil, Inc	1,147
13,416	e*	Foxhollow Technologies, Inc	354
19,314	*	Haemonetics Corp	954
38,347	e*	Hologic, Inc	2,339
9,395	e*	ICU Medical, Inc	364
13,461	e*	I-Flow Corp	250
16,744	e*	II-VI, Inc	578

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
38,965	e*	Illumina, Inc	$2,022
5,270	e*	Insulet Corp	115
14,613	e*	Integra LifeSciences Holdings Corp	710
26,669	*	Intuitive Surgical, Inc	6,134
22,994	e	Invacare Corp	538
52,711	e*	ION Geophysical Corp	729
17,103	e*	Ionatron, Inc	59
21,241	e*	Itron, Inc	1,977
30,992	*	Ixia	270
2,055,763		Johnson & Johnson	135,064
8,260	e*	Kensey Nash Corp	216
135,487		Kla-Tencor Corp	7,557
33,909	*	Kyphon, Inc	2,374
41,961	*	L-1 Identity Solutions, Inc	791
49,063	e*	LTX Corp	175
9,778	e*	Measurement Specialties, Inc	273
9,627	e*	Medical Action Industries, Inc	228
812,369		Medtronic, Inc	45,826
27,576	e	Mentor Corp	1,270
18,330	e*	Merit Medical Systems, Inc	238
26,843	*	Mettler-Toledo International, Inc	2,738
10,806	e*	Micrus Endovascular Corp	197
38,216	e*	Millipore Corp	2,897
22,060	e	Mine Safety Appliances Co	1,039
35,548	e*	MKS Instruments, Inc	676
12,667	e	Movado Group, Inc	404
13,932	e	MTS Systems Corp	580
39,105		National Instruments Corp	1,342
13,063	e*	Natus Medical, Inc	208
27,910	e*	Newport Corp	425
13,692	e*	Northstar Neuroscience, Inc	153
23,547	e*	NuVasive, Inc	846
14,324	e*	NxStage Medical, Inc	208
16,400		Oakley, Inc	476
11,676	e*	Orthofix International NV	572
2,713	e*	OYO Geospace Corp	252
12,302	e*	Palomar Medical Technologies, Inc	350
85,092		PerkinElmer, Inc	2,486
163,250	e	Pitney Bowes, Inc	7,415
17,140		PolyMedica Corp	900
56,088	e*	Resmed, Inc	2,405
51,817	*	Respironics, Inc	2,489
118,375		Rockwell Collins, Inc	8,646
10,882	*	Rofin-Sinar Technologies, Inc	764
62,447		Roper Industries, Inc	4,090
20,900	e*	Rudolph Technologies, Inc	289
37,475	e*	Sirf Technology Holdings, Inc	800
11,900	e*	Sirona Dental Systems, Inc	424
18,952	e*	Sonic Innovations, Inc	174
16,954	e*	Sonic Solutions, Inc	178
11,650	e*	SonoSite, Inc	356
21,581	e*	Spectranetics Corp	291
239,147	*	St. Jude Medical, Inc	10,539
49,670		STERIS Corp	1,357
219,488		Stryker Corp	15,092
24,549	e*	Symmetry Medical, Inc	410

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
27,552	*	Techne Corp	$1,738
55,765		Tektronix, Inc	1,547
25,935	*	Teledyne Technologies, Inc	1,385
134,076	*	Teradyne, Inc	1,850
298,225	*	Thermo Electron Corp	17,214
37,720	e*	Thoratec Corp	780
84,208	*	Trimble Navigation Ltd	3,302
7,539	e	United Industrial Corp	567
23,832	*	Varian, Inc	1,516
20,673	e*	Veeco Instruments, Inc	401
21,331	*	Ventana Medical Systems, Inc	1,833
11,927	e*	Vital Images, Inc	233
7,691	e	Vital Signs, Inc	401
40,285	*	Vivus, Inc	200
16,979	e*	Volcano Corp	279
71,444	*	Waters Corp	4,781
24,247	e*	Wright Medical Group, Inc	650
662,689	*	Xerox Corp	11,491
20,207	e*	X-Rite, Inc	292
169,570	e*	Zimmer Holdings, Inc	13,733
11,924	*	Zoll Medical Corp	309
12,959	*	Zygo Corp	169
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	542,435

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
207,580		AON Corp	9,302
83,749		Brown & Brown, Inc	2,203
14,025	e*	Crawford & Co (Class B)	89
71,396	e	Gallagher (Arthur J.) & Co	2,068
223,875		Hartford Financial Services Group, Inc	20,720
27,850	e	Hilb Rogal & Hobbs Co	1,207
6,308	e	James River Group, Inc	204
392,806	e	Marsh & McLennan Cos, Inc	10,017
28,892	e	National Financial Partners Corp	1,531
4,573	*	United America Indemnity Ltd (Class A)	98
6,431	e	White Mountains Insurance Group Ltd	3,342
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	50,781

INSURANCE CARRIERS - 4.63%
5,584	e*	ACA Capital Holdings, Inc	34
232,287		ACE Ltd	14,070
362,226		Aetna, Inc	19,658
345,729		Aflac, Inc	19,720
21,901		Alfa Corp	398
3,604	e*	Alleghany Corp	1,463
42,741	e	Allied World Assurance Holdings Ltd	2,219
429,404		Allstate Corp	24,558
72,280	e	Ambac Financial Group, Inc	4,547
39,900	e	American Equity Investment Life Holding Co	425
63,573		American Financial Group, Inc	1,813
1,591,201		American International Group, Inc	107,645
11,112		American National Insurance Co	1,462
8,194		American Physicians Capital, Inc	319
37,965	*	AMERIGROUP Corp	1,309
13,065	e*	Amerisafe, Inc	216
17,807	e	Amtrust Financial Services, Inc	270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
35,944	*	Arch Capital Group Ltd	$2,675
18,828	e*	Argo Group International Holdings Ltd	819
66,759		Aspen Insurance Holdings Ltd	1,863
85,596	e	Assurant, Inc	4,579
47,954		Assured Guaranty Ltd	1,303
111,529	e	Axis Capital Holdings Ltd	4,340
4,897		Baldwin & Lyons, Inc (Class B)	134
5,529	e	Castlepoint Holdings Ltd	64
31,767	e*	Centene Corp	683
283,832		Chubb Corp	15,225
121,325		Cincinnati Financial Corp	5,255
24,979	e*	Citizens, Inc	191
19,762		CNA Financial Corp	777
10,118	*	CNA Surety Corp	178
39,862	e	Commerce Group, Inc	1,175
121,674	e*	Conseco, Inc	1,947
5,246	e*	Darwin Professional Underwriters, Inc	113
30,740	e	Delphi Financial Group, Inc (Class A)	1,242
9,364	e	Donegal Group, Inc (Class A)	152
4,503	e	EMC Insurance Group, Inc	117
41,600		Employers Holdings, Inc	857
44,580	e	Endurance Specialty Holdings Ltd	1,852
4,920	e*	Enstar Group Ltd	624
38,103	e	Erie Indemnity Co (Class A)	2,329
45,104		Everest Re Group Ltd	4,972
10,036		FBL Financial Group, Inc (Class A)	396
157,242		Fidelity National Title Group, Inc (Class A)	2,749
13,254	e*	First Acceptance Corp	67
68,320	e	First American Corp	2,502
8,814	e*	First Mercury Financial Corp	190
10,047		Flagstone Reinsurance Holdings Ltd	134
6,887	e*	Fpic Insurance Group, Inc	296
307,546	e	Genworth Financial, Inc (Class A)	9,451
6,247	e	Great American Financial Resources, Inc	153
6,240	e*	Greenlight Capital Re Ltd (Class A)	127
38,385		Hanover Insurance Group, Inc	1,696
12,827	e	Harleysville Group, Inc	410
81,739	e	HCC Insurance Holdings, Inc	2,341
79,283	*	Health Net, Inc	4,285
21,690	e*	HealthExtras, Inc	604
33,695	e*	Healthspring, Inc	657
33,145	e	Horace Mann Educators Corp	653
118,769	*	Humana, Inc	8,300
3,952		Independence Holding Co	81
16,217		Infinity Property & Casualty Corp	652
45,138		IPC Holdings Ltd	1,302
2,078		Kansas City Life Insurance Co	92
12,081	e	LandAmerica Financial Group, Inc	471
115,888	e	Leucadia National Corp	5,588
191,478		Lincoln National Corp	12,632
307,958		Loews Corp	14,890
7,360	*	Markel Corp	3,562
42,796	e	Max Re Capital Ltd	1,200
92,558	e	MBIA, Inc	5,651
18,349	*	Meadowbrook Insurance Group, Inc	165
19,709	e	Mercury General Corp	1,063

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
333,375	e	Metlife, Inc	$23,246
59,078	e	MGIC Investment Corp	1,909
8,179	e	Midland Co	449
8,801	e*	Molina Healthcare, Inc	319
79,211		Montpelier Re Holdings Ltd	1,402
11,286	e	National Interstate Corp	347
1,551	e	National Western Life Insurance Co (Class A)	397
36,646	e	Nationwide Financial Services, Inc (Class A)	1,972
9,235	*	Navigators Group, Inc	501
4,145	e	NYMAGIC, Inc	115
20,098	e	Odyssey Re Holdings Corp	746
168,730	e	Old Republic International Corp	3,162
20,220	e	OneBeacon Insurance Group Ltd	436
40,306	e	PartnerRe Ltd	3,184
38,987	*	Philadelphia Consolidated Holding Co	1,612
79,793		Phoenix Cos, Inc	1,126
42,287		Platinum Underwriters Holdings Ltd	1,521
22,267	e*	PMA Capital Corp (Class A)	212
61,333	e	PMI Group, Inc	2,006
13,808	e	Presidential Life Corp	234
32,274	e*	Primus Guaranty Ltd	340
189,245	e	Principal Financial Group	11,939
24,172	e*	ProAssurance Corp	1,302
521,304	e	Progressive Corp	10,118
49,619		Protective Life Corp	2,106
327,418		Prudential Financial, Inc	31,949
56,697		Radian Group, Inc	1,320
12,774	*	RAM Holdings Ltd	119
21,524	e	Reinsurance Group Of America, Inc	1,220
49,901	e	RenaissanceRe Holdings Ltd	3,264
16,861	e	RLI Corp	956
74,162		Safeco Corp	4,540
10,157	e	Safety Insurance Group, Inc	365
47,210	e*	Scottish Re Group Ltd	151
14,868	e*	SeaBright Insurance Holdings, Inc	254
16,972	e	Security Capital Assurance Ltd	388
40,400	e	Selective Insurance Group, Inc	860
37,695		Stancorp Financial Group, Inc	1,866
9,480	e	State Auto Financial Corp	277
12,744	e	Stewart Information Services Corp	437
67,478	e	Torchmark Corp	4,205
14,216	e	Tower Group, Inc	372
19,325		Transatlantic Holdings, Inc	1,359
469,907		Travelers Cos, Inc	23,655
8,107	e*	Triad Guaranty, Inc	154
14,738	e	United Fire & Casualty Co	576
952,462		UnitedHealth Group, Inc	46,128
34,889	e	Unitrin, Inc	1,730
27,267	*	Universal American Financial Corp	622
256,407	e	UnumProvident Corp	6,274
120,400		W.R. Berkley Corp	3,567
29,275	e*	WellCare Health Plans, Inc	3,086
921		Wesco Financial Corp	367
131,394		XL Capital Ltd (Class A)	10,406
26,173		Zenith National Insurance Corp	1,175
		TOTAL INSURANCE CARRIERS	558,295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
87,836	*	Corrections Corp of America	$2,299
33,722	e*	Geo Group, Inc	998
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	3,297

LEATHER AND LEATHER PRODUCTS - 0.18%
262,409	*	Coach, Inc	12,404
45,917	e*	Collective Brands, Inc	1,013
60,194	e*	CROCS, Inc	4,048
15,990	e*	Genesco, Inc	738
35,899	e*	Iconix Brand Group, Inc	854
16,270	e	Steven Madden Ltd	308
33,262	e*	Timberland Co (Class A)	631
3,210	e	Weyco Group, Inc	101
39,829		Wolverine World Wide, Inc	1,091
		TOTAL LEATHER AND LEATHER PRODUCTS	21,188

LEGAL SERVICES - 0.02%
32,832	e*	FTI Consulting, Inc	1,652
7,324	*	Pre-Paid Legal Services, Inc	406
		TOTAL LEGAL SERVICES	2,058

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
6,514	e*	Emergency Medical Services Corp (Class A)	197
58,755		Laidlaw International, Inc	2,069
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	2,266

LUMBER AND WOOD PRODUCTS - 0.02%
8,518	e	American Woodmark Corp	211
54,030	e*	Champion Enterprises, Inc	593
7,514	e	Deltic Timber Corp	428
75,407	e	Louisiana-Pacific Corp	1,280
4,307	e	Skyline Corp	129
11,966	e	Universal Forest Products, Inc	358
		TOTAL LUMBER AND WOOD PRODUCTS	2,999

METAL MINING - 0.47%
38,747	e*	Apex Silver Mines Ltd	754
29,071	e	Cleveland-Cliffs, Inc	2,557
247,956	e*	Coeur d'Alene Mines Corp	940
35,179		Foundation Coal Holdings, Inc	1,379
270,808		Freeport-McMoRan Copper & Gold, Inc (Class B)	28,405
97,963	e*	Hecla Mining Co	877
300,786		Newmont Mining Corp	13,454
35,943	e*	Rosetta Resources, Inc	659
15,917	e	Royal Gold, Inc	521
19,857	e*	ShengdaTech, Inc	120
51,548	e	Southern Copper Corp	6,383
30,773	e*	Stillwater Mining Co	317
36,838	e*	Uranium Resources, Inc	346
33,336	*	US Gold Corp	209
		TOTAL METAL MINING	56,921

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.32%
5,519	e*	Armstrong World Industries, Inc	224

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
19,692		Blyth, Inc	$403
51,179	e	Callaway Golf Co	819
22,322	e	Daktronics, Inc	608
108,399	e	Fortune Brands, Inc	8,833
112,677		Hasbro, Inc	3,142
19,429	e*	Jakks Pacific, Inc	519
8,407	e	Marine Products Corp	71
278,121		Mattel, Inc	6,525
26,637	e	Nautilus, Inc	212
14,785	*	RC2 Corp	409
11,572	e*	Russ Berrie & Co, Inc	194
25,055	e*	Shuffle Master, Inc	375
4,356	e	Steinway Musical Instruments, Inc	129
351,065		Tyco International Ltd	15,566
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	38,029

MISCELLANEOUS RETAIL - 1.36%
14,742	e*	1-800-FLOWERS.COM, Inc (Class A)	171
11,957	e*	AC Moore Arts & Crafts, Inc	188
217,636	e*	Amazon.com, Inc	20,273
36,298		Barnes & Noble, Inc	1,280
279,835	e	Best Buy Co, Inc	12,878
15,894	e	Big 5 Sporting Goods Corp	297
10,266	e*	Blue Nile, Inc	966
10,157	e	Books-A-Million, Inc	134
41,091	e	Borders Group, Inc	548
10,668	e*	Build-A-Bear Workshop, Inc	190
20,960	e	Cash America International, Inc	788
36,440	e*	CKX, Inc	449
46,768	e*	Coldwater Creek, Inc	508
1,052,264		CVS Corp	41,701
27,853	e*	Dick's Sporting Goods, Inc	1,870
68,940	e*	Dollar Tree Stores, Inc	2,795
25,590	e*	Ezcorp, Inc (Class A)	344
16,458	*	GSI Commerce, Inc	438
24,778	e*	Hibbett Sports, Inc	615
23,197	e	Longs Drug Stores Corp	1,152
26,978		MSC Industrial Direct Co (Class A)	1,365
24,699	e*	Nutri/System, Inc	1,158
194,377	*	Office Depot, Inc	4,008
53,228		OfficeMax, Inc	1,824
11,517	e*	Overstock.com, Inc	332
6,868	e*	PC Connection, Inc	86
95,994		Petsmart, Inc	3,062
28,164	e*	Priceline.com, Inc	2,500
9,367	e	Pricesmart, Inc	221
500,268	e*	Rite Aid Corp	2,311
57,078	e*	Sears Holdings Corp	7,260
10,339	*	Shutterfly, Inc	330
12,380	e*	Stamps.com, Inc	148
505,558		Staples, Inc	10,864
9,938	e	Systemax, Inc	203
96,385	e	Tiffany & Co	5,046
18,910	e*	Valuevision International, Inc (Class A)	140
705,008		Walgreen Co	33,305
20,188	e	World Fuel Services Corp	824

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
35,110	e*	Zale Corp	$812
12,255	e*	Zumiez, Inc	544
		TOTAL MISCELLANEOUS RETAIL	163,928

MOTION PICTURES - 1.08%
32,976	e*	Avid Technology, Inc	893
143,498	e*	Blockbuster, Inc (Class A)	771
8,585	e	Carmike Cinemas, Inc	158
454,013		CBS Corp (Class B)	14,301
198,527	*	Discovery Holding Co (Class A)	5,728
46,691	e*	DreamWorks Animation SKG, Inc (Class A)	1,560
11,202	*	Gaiam, Inc (Class A)	269
36,572	e*	Macrovision Corp	901
30,800	e	National CineMedia, Inc	690
1,623,820		News Corp (Class A)	35,708
48,987	e	Regal Entertainment Group (Class A)	1,075
102,526	e*	Time Warner Telecom, Inc (Class A)	2,252
2,676,875		Time Warner, Inc	49,147
439,353	e*	Viacom, Inc (Class B)	17,122
		TOTAL MOTION PICTURES	130,575

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.00%**
20,726	e*	Premier Exhibitions, Inc	313
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	313

NONDEPOSITORY INSTITUTIONS - 1.67%
14,426	e*	Accredited Home Lenders Holding Co	168
46,200	e	Advance America Cash Advance Centers, Inc	493
26,047	e	Advanta Corp (Class B)	714
133,012	e	American Capital Strategies Ltd	5,684
732,095		American Express Co	43,464
84,134	e*	AmeriCredit Corp	1,479
44,379	e	Ares Capital Corp	722
9,451	e	Asta Funding, Inc	362
98,705		Broadridge Financial Solutions, Inc	1,870
280,791	e	Capital One Financial Corp	18,653
89,235	e	CapitalSource, Inc	1,806
36,971	e	Centerline Holding Co	568
135,589		CIT Group, Inc	5,451
16,600	e*	CompuCredit Corp	360
422,671		Countrywide Financial Corp	8,035
6,736	e*	Credit Acceptance Corp	156
11,708	e	Delta Financial Corp	57
342,322		Discover Financial Services	7,120
11,162	e*	Encore Capital Group, Inc	132
691,244		Fannie Mae	42,035
7,676	e	Federal Agricultural Mortgage Corp (Class C)	225
20,830	e	Financial Federal Corp	583
18,408	e*	First Cash Financial Services, Inc	431
43,239	e	First Marblehead Corp	1,640
471,251		Freddie Mac	27,809
37,598	e*	Freedom Acquisition Holding, Inc	423
16,475	e	Hercules Technology Growth Capital, Inc	219
22,394	e*	Information Services Group, Inc	171
47,885	e*	INVESTools, Inc	579
7,295		Kohlberg Capital Corp	110

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
26,632	e*	Marathon Acquisition Corp	$210
44,000	e	MCG Capital Corp	633
8,000	*	Mercadolibre, Inc	293
13,901	e	Nelnet, Inc (Class A)	254
9,384	e*	NewStar Financial, Inc	106
12,077	e	NGP Capital Resources Co	196
17,991	e*	NTR Acquisition Co	171
25,500	e*	Ocwen Financial Corp	240
12,881	e	Patriot Capital Funding, Inc	172
37,904	*	PHH Corp	996
292,910	*	SLM Corp	14,549
2,846		Student Loan Corp	513
13,836	e	Technology Investment Capital Corp	185
176,246		Textron, Inc	10,964
12,929	e*	World Acceptance Corp	428
		TOTAL NONDEPOSITORY INSTITUTIONS	201,429

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
18,209	e	AMCOL International Corp	603
22,877	e	Compass Minerals International, Inc	779
34,034		Florida Rock Industries, Inc	2,127
33,604	e*	Idaho General Mines, Inc	223
68,585	e	Vulcan Materials Co	6,114
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	9,846

OIL AND GAS EXTRACTION - 3.32%
328,030	e	Anadarko Petroleum Corp	17,632
1,645	e	APCO Argentina, Inc	173
10,065	e*	Arena Resources, Inc	659
17,079		Atlas America, Inc	882
15,008	*	ATP Oil & Gas Corp	706
19,787	e*	Atwood Oceanics, Inc	1,515
227,441	e	Baker Hughes, Inc	20,554
28,976	e*	Basic Energy Services, Inc	609
27,860	e	Berry Petroleum Co (Class A)	1,103
21,932	e*	Bill Barrett Corp	864
207,173	e	BJ Services Co	5,500
11,997	e*	Bois d'Arc Energy, Inc	230
32,124	e*	Brigham Exploration Co	190
18,177	e*	Bronco Drilling Co, Inc	269
15,941	e*	Cal Dive International, Inc	239
14,536	e*	Callon Petroleum Co	202
77,828	e*	Cameron International Corp	7,183
14,847	e*	Carrizo Oil & Gas, Inc	666
35,790	e*	Cheniere Energy, Inc	1,402
326,953	e	Chesapeake Energy Corp	11,528
58,913	e	Cimarex Energy Co	2,195
3,369	e*	Clayton Williams Energy, Inc	111
19,768	e*	CNX Gas Corp	569
20,848	e*	Complete Production Services, Inc	427
31,390	*	Comstock Resources, Inc	968
9,375	*	Contango Oil & Gas Co	339
20,774	e*	Continental Resources, Inc	377
5,228	e*	Dawson Geophysical Co	405
46,498	e*	Delta Petroleum Corp	835
85,574	*	Denbury Resources, Inc	3,824

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
47,480	e	Diamond Offshore Drilling, Inc	$5,379
20,797	e*	Edge Petroleum Corp	267
37,611	*	Encore Acquisition Co	1,190
29,060	e*	Energy Partners Ltd	427
105,312		ENSCO International, Inc	5,908
84,592		Equitable Resources, Inc	4,388
43,665	e*	EXCO Resources, Inc	722
42,749	*	Exterran Holdings, Inc	3,434
55,808	e*	Forest Oil Corp	2,402
24,931	e*	FX Energy, Inc	186
21,487	e*	GeoGlobal Resources, Inc	77
4,904	*	Geokinetics, Inc	115
12,517	*	Geomet, Inc	64
66,121	*	Global Industries Ltd	1,703
161,707		GlobalSantaFe Corp	12,293
8,027	e*	GMX Resources, Inc	258
12,475	e*	Goodrich Petroleum Corp	395
140,077	e*	Grey Wolf, Inc	918
13,872	e*	Gulfport Energy Corp	328
646,147	e	Halliburton Co	24,812
29,621	e*	Harvest Natural Resources, Inc	354
65,623	e*	Helix Energy Solutions Group, Inc	2,786
73,077	e	Helmerich & Payne, Inc	2,399
67,246	*	Hercules Offshore, Inc	1,756
23,167	e*	Horizon Offshore, Inc	382
6,902		Kayne Anderson Energy Development Co	176
51,788	*	Mariner Energy, Inc	1,073
15,667	e*	McMoRan Exploration Co	211
76,660	e*	Meridian Resource Corp	190
200,220	e*	Nabors Industries Ltd	6,161
125,576	*	National Oilwell Varco, Inc	18,146
64,229	e*	Newpark Resources, Inc	344
186,010		Noble Corp	9,124
38,589	*	Oceaneering International, Inc	2,925
74,608	e*	Oilsands Quest, Inc	331
27,407	e*	Parallel Petroleum Corp	466
80,330	e*	Parker Drilling Co	652
110,882	e	Patterson-UTI Energy, Inc	2,503
28,438		Penn Virginia Corp	1,251
3,037	m,v*	PetroCorp	-	^
119,714	e*	PetroHawk Energy Corp	1,966
12,730	e*	Petroleum Development Corp	565
28,296	e*	Petroquest Energy, Inc	304
35,470	e*	Pioneer Drilling Co	432
87,353	e	Pioneer Natural Resources Co	3,929
56,228	e*	Plains Exploration & Production Co	2,486
43,294		Pogo Producing Co	2,299
114,266	*	Pride International, Inc	4,176
45,384	e*	Quicksilver Resources, Inc	2,135
99,918		Range Resources Corp	4,063
77,603	e	Rowan Cos, Inc	2,839
23,456	e	RPC, Inc	333
837,985		Schlumberger Ltd	87,988
17,655	e*	SEACOR Holdings, Inc	1,679
141,629		Smith International, Inc	10,112
120,039	*	Southwestern Energy Co	5,024

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
47,011	e	St. Mary Land & Exploration Co	$1,677
19,310	e*	Stone Energy Corp	773
23,906	e*	Sulphco, Inc	210
57,007	e*	Superior Energy Services	2,020
7,105	e*	Superior Offshore International, Inc	80
11,230	e*	Superior Well Services, Inc	255
21,103	e*	Swift Energy Co	864
54,419	e*	Tetra Technologies, Inc	1,150
39,844	e	Tidewater, Inc	2,504
11,158	e*	Toreador Resources Corp	132
205,653	*	Transocean, Inc	23,249
8,324	e*	Trico Marine Services, Inc	248
20,290	e*	TXCO Resources, Inc	182
7,100	*	Union Drilling, Inc	104
35,116	*	Unit Corp	1,700
40,557	e*	Vaalco Energy, Inc	185
9,100	e*	Venoco, Inc	156
19,562	e	W&T Offshore, Inc	477
37,871	e*	Warren Resources, Inc	475
238,229	e*	Weatherford International Ltd	16,004
22,401	e*	W-H Energy Services, Inc	1,652
28,820	*	Whiting Petroleum Corp	1,281
18,431	*	Willbros Group, Inc	627
260,486	e	XTO Energy, Inc	16,108
		TOTAL OIL AND GAS EXTRACTION	401,095

PAPER AND ALLIED PRODUCTS - 0.48%
74,376	e	Bemis Co	2,165
39,858	e	Bowater, Inc	595
26,323	*	Buckeye Technologies, Inc	398
38,005	e*	Cenveo, Inc	822
12,643	e*	Chesapeake Corp	107
336,181	e*	Domtar Corporation	2,757
30,362	e	Glatfelter	451
55,065	e*	Graphic Packaging Corp	249
23,449		Greif, Inc (Class A)	1,423
307,898	e	International Paper Co	11,044
301,702		Kimberly-Clark Corp	21,198
129,492		MeadWestvaco Corp	3,824
20,151	e*	Mercer International, Inc	190
10,278	e	Neenah Paper, Inc	340
62,088		Packaging Corp of America	1,805
39,917	*	Playtex Products, Inc	730
25,737		Rock-Tenn Co (Class A)	744
9,960		Schweitzer-Mauduit International, Inc	232
180,480	e*	Smurfit-Stone Container Corp	2,108
71,238		Sonoco Products Co	2,150
74,852	e	Temple-Inland, Inc	3,939
29,954	e	Wausau Paper Corp	334
		TOTAL PAPER AND ALLIED PRODUCTS	57,605

PERSONAL SERVICES - 0.14%
97,477	e	Cintas Corp	3,616
20,819		Coinmach Service Corp (Class A)	250
20,600	e*	Coinstar, Inc	663
3,653	e	CPI Corp	141

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
15,088	e	G & K Services, Inc (Class A)	$607
228,166	e	H&R Block, Inc	4,833
25,900	e	Jackson Hewitt Tax Service, Inc	724
31,315		Regis Corp	999
56,970	e*	Sally Beauty Holdings, Inc	481
207,979	e	Service Corp International	2,683
11,970	e*	Steiner Leisure Ltd	519
9,989		Unifirst Corp	374
26,580	e	Weight Watchers International, Inc	1,530
		TOTAL PERSONAL SERVICES	17,420

PETROLEUM AND COAL PRODUCTS - 6.84%
9,171	e	Alon USA Energy, Inc	310
234,040		Apache Corp	21,078
39,719	e	Ashland, Inc	2,391
68,567		Cabot Oil & Gas Corp	2,411
1,527,600		Chevron Corp	142,953
1,162,060		ConocoPhillips	101,994
7,530	e	Delek US Holdings, Inc	189
314,600		Devon Energy Corp	26,175
172,902		EOG Resources, Inc	12,506
4,003,686		Exxon Mobil Corp	370,581
77,807		Frontier Oil Corp	3,240
34,562	e*	Headwaters, Inc	514
196,312	e	Hess Corp	13,060
32,029		Holly Corp	1,916
488,438		Marathon Oil Corp	27,851
132,989	e	Murphy Oil Corp	9,294
91,300	*	Newfield Exploration Co	4,397
120,831		Noble Energy, Inc	8,463
589,526		Occidental Petroleum Corp	37,777
85,867		Sunoco, Inc	6,078
96,598	e	Tesoro Corp	4,445
391,113	e	Valero Energy Corp	26,275
11,564	e	WD-40 Co	395
21,900	e	Western Refining, Inc	889
		TOTAL PETROLEUM AND COAL PRODUCTS	825,182

PIPELINES, EXCEPT NATURAL GAS - 0.09%
446,459	e	Spectra Energy Corp	10,929
		TOTAL PIPELINES, EXCEPT NATURAL GAS	10,929

PRIMARY METAL INDUSTRIES - 1.07%
79,103	e*	AK Steel Holding Corp	3,477
620,258		Alcoa, Inc	24,264
72,511	e	Allegheny Technologies, Inc	7,973
31,881	e	Belden CDT, Inc	1,495
14,781	e*	Brush Engineered Materials, Inc	767
18,520	e	Carpenter Technology Corp	2,408
18,569	e*	Century Aluminum Co	978
6,078	*	Claymont Steel, Inc	123
6,101	e*	Coleman Cable, Inc	84
43,260	e*	CommScope, Inc	2,173
1,112,620		Corning, Inc	27,426
16,654	e	Encore Wire Corp	418
36,458	e*	General Cable Corp	2,447

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
20,138	e	Gibraltar Industries, Inc	$373
8,302	e*	Haynes International, Inc	709
43,293		Hubbell, Inc (Class B)	2,473
7,262	e*	LB Foster Co (Class A)	316
21,924	e	Matthews International Corp (Class A)	960
25,216		Mueller Industries, Inc	911
6,217	e*	Northwest Pipe Co	235
213,275	e	Nucor Corp	12,683
5,831	e	Olympic Steel, Inc	158
97,265		Precision Castparts Corp	14,393
26,576	e	Quanex Corp	1,249
16,800	e*	RTI International Metals, Inc	1,332
16,399	e	Schnitzer Steel Industries, Inc (Class A)	1,202
66,930		Steel Dynamics, Inc	3,126
14,234	e*	Superior Essex, Inc	531
19,242	e	Texas Industries, Inc	1,510
48,944	e*	Titanium Metals Corp	1,643
24,156	e	Tredegar Corp	417
83,594		United States Steel Corp	8,856
4,623	e*	Universal Stainless & Alloy	184
6,089	e*	Wheeling-Pittsburgh Corp	117
51,686	e	Worthington Industries, Inc	1,218
		TOTAL PRIMARY METAL INDUSTRIES	128,629

PRINTING AND PUBLISHING - 0.49%
36,106	e*	ACCO Brands Corp	810
39,339	e	American Greetings Corp (Class A)	1,039
59,879		Belo (A.H.) Corp (Class A)	1,039
22,675	e	Bowne & Co, Inc	378
8,210	e*	Consolidated Graphics, Inc	515
6,267	e	Courier Corp	221
5,480	e	CSS Industries, Inc	197
43,180		Dow Jones & Co, Inc	2,578
42,034		Dun & Bradstreet Corp	4,145
17,307	e	Ennis, Inc	381
63,593	e	EW Scripps Co (Class A)	2,671
165,881		Gannett Co, Inc	7,249
10,680	e	GateHouse Media, Inc	136
35,148	e	Harte-Hanks, Inc	692
34,409		John Wiley & Sons, Inc (Class A)	1,546
30,943		Journal Communications, Inc (Class A)	293
33,495	e	Lee Enterprises, Inc	521
19,558	e*	Martha Stewart Living Omnimedia, Inc (Class A)	228
31,868	e	McClatchy Co (Class A)	637
242,589	e	McGraw-Hill Cos, Inc	12,350
17,025		Media General, Inc (Class A)	468
33,992		Meredith Corp	1,948
5,947	e	Multi-Color Corp	136
98,018	e	New York Times Co (Class A)	1,937
12,663	*	Playboy Enterprises, Inc (Class B)	136
31,380	e	Primedia, Inc	441
50,122	e*	R.H. Donnelley Corp	2,808
155,621		R.R. Donnelley & Sons Co	5,689
10,767	e	Schawk, Inc	243
24,827	e*	Scholastic Corp	865
10,680	e	Standard Register Co	136

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
53,732	e*	Sun-Times Media Group, Inc (Class A)	$122
58,958	e*	Tribune Co	1,611
35,061	e*	Valassis Communications, Inc	313
27,690	e*	VistaPrint Ltd	1,035
4,207		Washington Post Co (Class B)	3,377
		TOTAL PRINTING AND PUBLISHING	58,891

RAILROAD TRANSPORTATION - 0.60%
254,372		Burlington Northern Santa Fe Corp	20,647
309,104		CSX Corp	13,208
26,537	e*	Genesee & Wyoming, Inc (Class A)	765
54,298	e*	Kansas City Southern Industries, Inc	1,747
277,978		Norfolk Southern Corp	14,430
190,507		Union Pacific Corp	21,539
		TOTAL RAILROAD TRANSPORTATION	72,336

REAL ESTATE - 0.11%
135,323	e*	CB Richard Ellis Group, Inc (Class A)	3,767
4,977	e	Consolidated-Tomoka Land Co	335
51,548	e	Forest City Enterprises, Inc (Class A)	2,843
11,353	*	Grubb & Ellis Co	106
25,773		Jones Lang LaSalle, Inc	2,648
19,220	e*	LoopNet, Inc	395
53,649	e	St. Joe Co	1,803
72,534	e	Stewart Enterprises, Inc (Class A)	553
3,435	e*	Stratus Properties, Inc	121
16,966	e	Thomas Properties Group, Inc	204
		TOTAL REAL ESTATE	12,775

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.29%
5,113	*	AEP Industries, Inc	217
43,609		Cooper Tire & Rubber Co	1,064
9,028	*	Deckers Outdoor Corp	991
148,175	e*	Goodyear Tire & Rubber Co	4,506
10,182	e*	Metabolix, Inc	247
197,303	e	Newell Rubbermaid, Inc	5,686
251,832		Nike, Inc (Class B)	14,773
21,213		Schulman (A.), Inc	419
114,127	e	Sealed Air Corp	2,917
14,571	e*	Skechers U.S.A., Inc (Class A)	322
25,932		Spartech Corp	442
16,398		Titan International, Inc	523
7,903	e*	Trex Co, Inc	88
43,477	e	Tupperware Corp	1,369
25,167	e	West Pharmaceutical Services, Inc	1,048
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	34,612

SECURITY AND COMMODITY BROKERS - 3.01%
54,127		A.G. Edwards, Inc	4,533
166,289		Ameriprise Financial, Inc	10,495
84,142	e	Bear Stearns Cos, Inc	10,334
45,136	e	BlackRock, Inc	7,827
16,951	e	Calamos Asset Management, Inc (Class A)	479
716,455		Charles Schwab Corp	15,475
39,101		CME Group, Inc	22,966
12,285	e	Cohen & Steers, Inc	455

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
11,481	e*	Cowen Group, Inc	$159
302,010	e*	E*Trade Financial Corp	3,944
82,778		Eaton Vance Corp	3,308
6,384	e*	Epoch Holding Corp	90
6,107		Evercore Partners, Inc (Class A)	161
6,093	e*	FCStone Group, Inc	197
67,991		Federated Investors, Inc (Class B)	2,699
117,544		Franklin Resources, Inc	14,987
6,584	e	GAMCO Investors, Inc (Class A)	361
11,349	e*	GFI Group, Inc	977
289,186		Goldman Sachs Group, Inc	62,678
14,103	e	Greenhill & Co, Inc	861
28,478	e*	Interactive Brokers Group, Inc (Class A)	748
49,760	*	IntercontinentalExchange, Inc	7,559
27,787	e	International Securities Exchange, Inc	1,847
31,292	e*	Investment Technology Group, Inc	1,345
131,606	e	Janus Capital Group, Inc	3,722
88,011	e	Jefferies Group, Inc	2,449
20,645	e*	KBW, Inc	594
73,184	e*	Knight Capital Group, Inc (Class A)	875
37,720	e*	LaBranche & Co, Inc	177
69,599	e*	Ladenburg Thalmann Financial Services, Inc	136
36,475	e	Lazard Ltd (Class A)	1,547
93,610		Legg Mason, Inc	7,890
376,513	e	Lehman Brothers Holdings, Inc	23,242
21,429	e*	MarketAxess Holdings, Inc	321
628,578		Merrill Lynch & Co, Inc	44,805
51,000	*	MF Global Ltd	1,479
748,745		Morgan Stanley	47,171
8,769	e*	Morningstar, Inc	538
79,970	*	Nasdaq Stock Market, Inc	3,013
58,209		Nuveen Investments, Inc (Class A)	3,605
65,127	e	Nymex Holdings, Inc	8,478
187,716	e	NYSE Euronext	14,861
30,987	e	optionsXpress Holdings, Inc	810
10,161	e*	Penson Worldwide, Inc	188
13,614	e*	Piper Jaffray Cos	730
66,932		Raymond James Financial, Inc	2,199
8,937	e	Sanders Morris Harris Group, Inc	91
92,752	e	SEI Investments Co	2,530
10,876	e*	Stifel Financial Corp	629
14,958	e	SWS Group, Inc	265
195,024		T Rowe Price Group, Inc	10,861
179,388	e*	TD Ameritrade Holding Corp	3,268
15,283	e*	Thomas Weisel Partners Group, Inc	222
8,114	e	US Global Investors, Inc (Class A)	154
800		Value Line, Inc	39
65,258		Waddell & Reed Financial, Inc (Class A)	1,764
15,152	e	WP Stewart & Co Ltd	150
		TOTAL SECURITY AND COMMODITY BROKERS	363,288

SOCIAL SERVICES - 0.01%
20,451	e*	Bright Horizons Family Solutions, Inc	876
15,384	e*	Capital Senior Living Corp	130
8,598	*	Providence Service Corp	252

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
15,649	*	Res-Care, Inc	$357
		TOTAL SOCIAL SERVICES	1,615

SPECIAL TRADE CONTRACTORS - 0.07%
2,319	e	Alico, Inc	101
21,777	e*	AsiaInfo Holdings, Inc	197
17,970	e	Chemed Corp	1,117
28,901		Comfort Systems USA, Inc	410
32,076	e*	Dycom Industries, Inc	982
46,874	*	EMCOR Group, Inc	1,470
20,939	e*	Insituform Technologies, Inc (Class A)	319
10,880	e*	Integrated Electrical Services, Inc	279
8,579	e*	Layne Christensen Co	476
116,366	e*	Quanta Services, Inc	3,078
		TOTAL SPECIAL TRADE CONTRACTORS	8,429

STONE, CLAY, AND GLASS PRODUCTS - 0.51%
509,135		3M Co	47,645
18,958		Apogee Enterprises, Inc	492
18,135	e*	Cabot Microelectronics Corp	775
14,827	e	CARBO Ceramics, Inc	752
33,989	e	Eagle Materials, Inc	1,215
100,799	e	Gentex Corp	2,161
9,960		Libbey, Inc	174
77,829	e*	Owens Corning, Inc	1,950
109,273	*	Owens-Illinois, Inc	4,529
23,708	e*	US Concrete, Inc	156
57,674	e*	USG Corp	2,166
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	62,015

TEXTILE MILL PRODUCTS - 0.00%**
4,668	e*	Heelys, Inc	37
10,106		Oxford Industries, Inc	365
14,120		Xerium Technologies, Inc	76
		TOTAL TEXTILE MILL PRODUCTS	478

TOBACCO PRODUCTS - 1.04%
1,494,983		Altria Group, Inc	103,946
77,510		Loews Corp (Carolina Group)	6,374
121,095	e	Reynolds American, Inc	7,700
19,118	e	Universal Corp	936
113,222	e	UST, Inc	5,616
21,699	e	Vector Group Ltd	486
		TOTAL TOBACCO PRODUCTS	125,058

TRANSPORTATION BY AIR - 0.47%
39,511	e*	ABX Air, Inc	280
7,464	*	Air Methods Corp	345
65,497	e*	Airtran Holdings, Inc	644
28,126	e*	Alaska Air Group, Inc	650
3,770	e*	Allegiant Travel Co	114
170,166	e*	AMR Corp	3,793
9,351	e*	Atlas Air Worldwide Holdings, Inc	483
16,313	e*	Bristow Group, Inc	713
74,996	e*	Continental Airlines, Inc (Class B)	2,477
12,231		Copa Holdings S.A. (Class A)	490
169,433	e*	Delta Air Lines, Inc	3,041

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
30,417	e*	ExpressJet Holdings, Inc	$94
217,573		FedEx Corp	22,791
123,072	e*	JetBlue Airways Corp	1,135
17,099	e*	Midwest Air Group, Inc	281
186,202	e*	Northwest Airlines Corp	3,314
9,723	e*	PHI, Inc	293
14,196	e*	Pinnacle Airlines Corp	227
23,015	*	Republic Airways Holdings, Inc	487
45,222	e	Skywest, Inc	1,138
551,598	e	Southwest Airlines Co	8,164
80,520	e*	UAL Corp	3,747
57,571	*	US Airways Group, Inc	1,511
		TOTAL TRANSPORTATION BY AIR	56,212

TRANSPORTATION EQUIPMENT - 2.64%
13,757	e	A.O. Smith Corp	604
29,552	e*	AAR Corp	897
16,459	e*	Accuride Corp	199
4,835	e*	Aerovironment, Inc	111
14,702	*	Aftermarket Technology Corp	467
31,425	e	American Axle & Manufacturing Holdings, Inc	793
7,032		American Railcar Industries, Inc	155
15,097	e*	Amerigon, Inc	261
9,760	e	Arctic Cat, Inc	160
50,384	e	ArvinMeritor, Inc	847
56,289	e	Autoliv, Inc	3,363
58,530	*	BE Aerospace, Inc	2,431
559,758		Boeing Co	58,769
63,775	e	Brunswick Corp	1,458
36,782	e	Clarcor, Inc	1,258
10,359	e*	Comtech Group, Inc	189
34,017	e	Federal Signal Corp	523
41,202	e*	Fleetwood Enterprises, Inc	352
48,080	e*	Force Protection, Inc	1,041
1,434,114	e*	Ford Motor Co	12,176
8,920	e	Freightcar America, Inc	341
42,477	e*	GenCorp, Inc	508
286,217		General Dynamics Corp	24,177
340,894	e	General Motors Corp	12,511
7,281	e*	GenTek, Inc	219
120,327	e	Genuine Parts Co	6,016
88,878	e	Goodrich Corp	6,064
12,975	e	Greenbrier Cos, Inc	347
17,217	e	Group 1 Automotive, Inc	578
182,050	e	Harley-Davidson, Inc	8,413
59,330		Harsco Corp	3,516
68,148	e*	Hayes Lemmerz International, Inc	283
18,067	e	Heico Corp	892
128,454	e	ITT Industries, Inc	8,726
17,547	e	Kaman Corp	606
248,910		Lockheed Martin Corp	27,004
6,589	e*	Miller Industries, Inc	113
21,622	e	Monaco Coach Corp	303
6,171	e	Noble International Ltd	131
243,954	e	Northrop Grumman Corp	19,028
42,061	e*	Orbital Sciences Corp	935

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
52,327		Oshkosh Truck Corp	$3,243
175,610	e	Paccar, Inc	14,971
92,051	*	Pactiv Corp	2,638
26,075	e	Polaris Industries, Inc	1,137
313,776		Raytheon Co	20,025
4,792	*	Sequa Corp (Class A)	794
22,924	e	Spartan Motors, Inc	386
50,700	*	Spirit Aerosystems Holdings, Inc (Class A)	1,974
11,445		Standard Motor Products, Inc	108
17,715	e	Superior Industries International, Inc	384
32,620	e*	Tenneco, Inc	1,012
25,200	e	Thor Industries, Inc	1,134
7,965	e*	TransDigm Group, Inc	364
56,862	e	Trinity Industries, Inc	2,135
12,081	e	Triumph Group, Inc	987
29,954	*	TRW Automotive Holdings Corp	949
706,224	e	United Technologies Corp	56,837
91,916	e*	Visteon Corp	473
22,100	e	Wabash National Corp	250
34,451	e	Westinghouse Air Brake Technologies Corp	1,291
24,826	e	Winnebago Industries, Inc	593
		TOTAL TRANSPORTATION EQUIPMENT	318,450

TRANSPORTATION SERVICES - 0.18%
14,656	e	Ambassadors Group, Inc	558
4,915	e	Ambassadors International, Inc	121
124,463		CH Robinson Worldwide, Inc	6,757
8,003	e*	Dynamex, Inc	205
155,362		Expeditors International Washington, Inc	7,349
34,495	e	GATX Corp	1,475
28,305	*	HUB Group, Inc (Class A)	850
54,142	*	Lear Corp	1,738
26,631	e	Pacer International, Inc	507
18,863	e	Ship Finance International Ltd	496
70,126	e	UTI Worldwide, Inc	1,611
		TOTAL TRANSPORTATION SERVICES	21,667

TRUCKING AND WAREHOUSING - 0.38%
17,410	e	Arkansas Best Corp	569
16,346	e*	Celadon Group, Inc	192
36,001	e	Con-way, Inc	1,656
22,919	e	Forward Air Corp	683
46,789		Heartland Express, Inc	668
68,660	e	J.B. Hunt Transport Services, Inc	1,806
43,462		Landstar System, Inc	1,824
14,139	e*	Marten Transport Ltd	218
19,477	e*	Old Dominion Freight Line	467
1,137	e*	Patriot Transportation Holding, Inc	112
9,635	*	Saia, Inc	159
471,612		United Parcel Service, Inc (Class B)	35,418
3,884	e*	Universal Truckload Services, Inc	85
35,401	e	Werner Enterprises, Inc	607
40,766	e*	YRC Worldwide, Inc	1,114
		TOTAL TRUCKING AND WAREHOUSING	45,578

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
WATER TRANSPORTATION - 0.29%
30,756		Alexander & Baldwin, Inc	$1,542
47,660	e*	American Commercial Lines, Inc	1,131
9,576	e	Arlington Tankers Ltd	236
310,082	e	Carnival Corp	15,017
15,398	e	Double Hull Tankers, Inc	229
29,664	e	Eagle Bulk Shipping, Inc	764
34,394	e	Frontline Ltd	1,661
12,530	e	Genco Shipping & Trading Ltd	821
16,856	e	General Maritime Corp	470
24,752		Golar LNG Ltd	553
16,074	e*	Gulfmark Offshore, Inc	782
23,837		Horizon Lines, Inc (Class A)	728
16,565	e*	Hornbeck Offshore Services, Inc	608
37,552	e*	Kirby Corp	1,658
11,975	e	Knightsbridge Tankers Ltd	322
18,051	e	Nordic American Tanker Shipping	708
28,315	e*	Odyssey Marine Exploration, Inc	175
21,573	e	Overseas Shipholding Group, Inc	1,657
99,815	e	Royal Caribbean Cruises Ltd	3,896
3,426	*	TBS International Ltd (Class A)	141
29,793	e	Teekay Corp	1,752
10,754	e*	Ultrapetrol Bahamas Ltd	179
		TOTAL WATER TRANSPORTATION	35,030

WHOLESALE TRADE-DURABLE GOODS - 0.39%
23,674		Agilysys, Inc	400
30,894		Applied Industrial Technologies, Inc	952
89,079	*	Arrow Electronics, Inc	3,788
31,988	e	Barnes Group, Inc	1,021
30,944	e*	Beacon Roofing Supply, Inc	316
7,060	e	BlueLinx Holdings, Inc	50
41,029		BorgWarner, Inc	3,755
21,864	e	Building Material Holding Corp	231
7,176	e	Castle (A.M.) & Co	234
21,081	e*	Conceptus, Inc	400
82,309	*	Cytyc Corp	3,922
13,898	e*	Digi International, Inc	198
13,174	e*	Drew Industries, Inc	536
26,458	e*	Genesis Microchip, Inc	207
4,972	e*	Glu Mobile, Inc	45
6,620	e*	Hansen Medical, Inc	180
12,024	e	Houston Wire & Cable Co	218
76,338		IKON Office Solutions, Inc	981
102,693	*	Ingram Micro, Inc (Class A)	2,014
34,716	*	Insight Enterprises, Inc	896
19,381	e*	Interline Brands, Inc	446
13,159	e*	Keystone Automotive Industries, Inc	629
42,424	e	Knight Transportation, Inc	730
3,000	e	Lawson Products, Inc	104
31,919	e*	LKQ Corp	1,111
30,630	e	Martin Marietta Materials, Inc	4,091
6,104	e*	MWI Veterinary Supply, Inc	230
31,636	e	Owens & Minor, Inc	1,205
103,013	e*	Patterson Cos, Inc	3,977
29,853		PEP Boys-Manny Moe & Jack	419
34,775	e	Pool Corp	869

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
47,725	e*	PSS World Medical, Inc	$913
46,192		Reliance Steel & Aluminum Co	2,612
19,445	e	Ryerson Tull, Inc	656
18,883	*	Solera Holdings, Inc	340
42,080	*	Tech Data Corp	1,688
8,047	e*	TomoTherapy, Inc	187
26,379	e*	Tyler Technologies, Inc	352
50,140	e	W.W. Grainger, Inc	4,572
33,088	e*	WESCO International, Inc	1,421
8,587	e*	West Marine, Inc	99
		TOTAL WHOLESALE TRADE-DURABLE GOODS	46,995

WHOLESALE TRADE-NONDURABLE GOODS - 0.59%
55,802		Airgas, Inc	2,881
31,521	e*	Akorn, Inc	236
68,179	e*	Alliance One International, Inc	446
39,080	e*	Allscripts Healthcare Solutions, Inc	1,056
10,925	e	Andersons, Inc	525
19,940	e*	Bare Escentuals, Inc	496
19,314	e*	Beijing Med-Pharm Corp	225
54,890	e	Brown-Forman Corp (Class B)	4,112
261,466	e	Cardinal Health, Inc	16,349
25,191	e*	Central European Distribution Corp	1,207
7,034	e*	Core-Mark Holding Co, Inc	248
91,893		Dean Foods Co	2,351
94,469	*	Endo Pharmaceuticals Holdings, Inc	2,929
20,119	e*	Fresh Del Monte Produce, Inc	578
12,384	e*	Green Mountain Coffee Roasters, Inc	411
28,103	e*	Hain Celestial Group, Inc	903
64,753	*	Henry Schein, Inc	3,940
35,673		Herbalife Ltd	1,622
104,836	e	Idearc, Inc	3,299
6,203	e	Kenneth Cole Productions, Inc (Class A)	120
19,366	e	K-Swiss, Inc (Class A)	444
10,408	e*	LSB Industries, Inc	246
2,095	e*	Maui Land & Pineapple Co, Inc	64
38,303		Men's Wearhouse, Inc	1,935
18,114		Myers Industries, Inc	359
8,977	e	Nash Finch Co	357
38,826	e	Nu Skin Enterprises, Inc (Class A)	627
11,120	e*	Nuco2, Inc	286
9,998	e*	Perry Ellis International, Inc	277
17,687	e*	School Specialty, Inc	612
22,616	e*	Source Interlink Cos, Inc	80
14,127	e	Spartan Stores, Inc	318
2,988	e*	Synutra International, Inc	89
436,807	e	Sysco Corp	15,546
67,197	e*	Terra Industries, Inc	2,101
24,470	e*	Tractor Supply Co	1,128
30,443	e*	United Natural Foods, Inc	829
19,665	*	United Stationers, Inc	1,092
6,399	e	Valhi, Inc	152
9,361	e*	Volcom, Inc	398
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	70,874

		TOTAL COMMON STOCKS	12,046,374
		(Cost $8,343,065)

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 13.74%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.08%
$ 9,800,000	d	Federal Home Loan Bank (FHLB)	0.000%	10/01/07	$9,797
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			9,797

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 13.66%
1,647,807,220		State Street Navigator Securities Lending Prime Portfolio			1,647,807
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,647,807

		TOTAL SHORT-TERM INVESTMENTS			1,657,604
		(Cost $1,657,607)

		TOTAL PORTFOLIO - 113.59%			13,703,978
		(Cost $10,000,672)
		OTHER ASSETS & LIABILITIES, NET - (13.59%)			(1,639,924)

		NET ASSETS - 100.00%			$12,064,054

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	d	All or a portion of these securities have been segregated by
		the Custodian to cover margin or other requirements
		on open futures contracts.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

		Cost amounts are in thousands.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

		At September 30, 2007, the unrealized appreciation on investments was $3,703,306,216, consisting of
		gross unrealized appreciation of $4,125,673,670 and gross unrealized depreciation of $422,367,454.

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	APPRECIATION
E-mini S&P 500 Index	29	$ 2,230,245	December 2007	$ 3,342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2007

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

BONDS - 98.53%

CORPORATE BONDS - 39.44%

AMUSEMENT AND RECREATION SERVICES - 0.11%
$ 2,000,000	e	Caesars Entertainment, Inc	7.875%	03/15/10	Ba1	$2,040
2,000,000	e	Caesars Entertainment, Inc	7.000	04/15/13	Baa3	2,085
3,750,000	e	Walt Disney Co	5.700	07/15/11	A2	3,804
		TOTAL AMUSEMENT AND RECREATION SERVICES				7,929

ASSET BACKED - 10.99%
10,000,000		AmeriCredit Automobile Receivables Trust Series
		2006-AF (Class A3)	5.560	09/06/11	Aaa	10,027
20,000,000		AmeriCredit Automobile Receivables Trust Series
		2006-AF (Class A4)	5.640	09/06/13	Aaa	20,185
14,000,000		AmeriCredit Automobile Receivables Trust Series
		2007-BF (Class A3A)	5.160	04/06/12	Aaa	14,007
372,699	i	AQ Finance NIM Trust Series 2004-RN2	5.331	04/25/09	Aaa	367
298,667	i,m,v	AQ Finance NIM Trust Series 2004-RN3	5.311	05/25/09	Aaa	299
74,236		Asset Backed Funding Corp NIM Trust Series 2005-
		WMC1 (Class N1)	5.900	07/26/35	N/R	3
4,500,000		Capital One Auto Finance Trust Series 2007-A
		(Class A3A)	5.250	08/15/11	Aaa	4,506
6,000,000		Capital One Auto Finance Trust Series 2007-B
		(Class A3A)	5.030	04/15/12	Aaa	5,993
10,000,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	9,900
1,500,000	i	Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	A2	1,333
30,546,574	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2003-6 (Class 1A7)	4.277	09/25/33	Aaa	28,631
1,214,288	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	822
3,090,916	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M1)	5.700	02/25/35	Aa2	2,724
1,545,458	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M2)	5.700	02/25/35	A2	1,290
1,274,110		Chase Manhattan Auto Owner Trust Series 2004-A
		(Class A4)	2.830	09/15/10	Aaa	1,263
10,000,000		CIT Equipment Collateral Series 2005-VT1
		(Class A4)	4.360	11/20/12	Aaa	9,963
5,182,117	i	CIT Group Home Equity Loan Trust Series 2002-1
		(Class AF6)	6.200	02/25/30	Aaa	5,181
37,459	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class BF)	6.830	06/25/33	Ba1	25
738,984	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390	12/25/30	A3	696
28,400,000	i	Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	28,127
20,812,000	i	Citicorp Mortgage Securities, Inc Series 2006-2
		(Class A3)	5.563	09/25/36	Aaa	20,601

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 10,000,000	i	Countrywide Asset-Backed Certificates Series 2007-
		S2 (Class A3)	5.813%	05/25/37	Aaa	$9,890
1,036,284	i	Countrywide Home Equity Loan Trust Series 2004-B
		(Class 1A)	5.973	02/15/29	Aaa	1,022
9,591,609	i	Credit-Based Asset Servicing and Securitization LLC
		Series 2007-MX1 (Class A1)	6.159	12/25/36	Aaa	9,559
11,960,000	i	Credit-Based Asset Servicing and Securitization LLC
		Series 2007-MX1 (Class A2)	5.763	12/25/36	Aaa	11,752
1,888,226		Detroit Edison Securitization Funding LLC Series
		2001-1 (Class A3)	5.875	03/01/10	Aaa	1,894
25,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	Aaa	24,680
6,537,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A3	5.590	10/25/29	Aaa	6,484
2,600,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A4	5.810	10/25/29	Aaa	2,565
3,180,684	i	Golden Securities Corp Series 2003-A (Class A1)	5.428	12/02/13	Aaa	3,177
10,000,000		Hertz Vehicle Financing LLC Series 2005-1A
		(Class A3)	5.010	02/25/11	Aaa	9,962
5,000,000		Hertz Vehicle Financing LLC Series 2005-1A
		(Class A5)	5.080	11/25/11	Aaa	4,965
4,000,000		Hertz Vehicle Financing LLC Series 2005-2A
		(Class A2)	4.930	02/25/10	Aaa	3,989
9,563,707	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	9,526
4,000,000	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A3F)	5.730	03/20/36	Aaa	3,965
15,000,000		Honda Auto Receivables Owner Trust Series 2007-1
		(Class A4)	5.090	07/18/13	N/R	14,970
3,151,266		Household Automotive Trust Series 2003-2
		(Class A4)	3.020	12/17/10	Aaa	3,137
25,000,000		Household Automotive Trust Series 2006-2
		(Class A3)	5.610	08/17/11	Aaa	25,090
45,000,000		Household Automotive Trust Series 2006-3
		(Class A4)	5.340	09/17/13	Aaa	45,210
24,000,000		Household Credit Card Master Note Trust I Series
		2006-1 (Class A)	5.100	06/15/12	Aaa	24,129
31,217,351		Hyundai Auto Receivables Trust Series 2006-A
		(Class A3)	5.130	06/15/10	Aaa	31,192
40,000,000		Hyundai Auto Receivables Trust Series 2006-B
		(Class A4)	5.150	05/15/13	Aaa	39,899
3,000,000	i	IXIS Real Estate Capital Trust Series 2006-HE1
		(Class A2)	5.271	03/25/36	Aaa	2,987
11,000,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	11,014
6,984,821		Marriott Vacation Club Owner Trust Series 2006-2A
		(Class A)	5.362	10/20/28	Aaa	7,023
5,999,377	m	Marriott Vacation Club Owner Trust Series 2007-1A
		(Class A)	5.518	05/20/29	Aaa	5,988
289,895	m,v	New York City Tax Lien Series 2006-AA (Class A)	5.930	11/10/19	Aaa	290
30,800,000		Nissan Auto Lease Trust Series 2006-A (Class A3)	5.110	03/15/10	Aaa	30,792
14,500,000		Nissan Auto Lease Trust Series 2006-A (Class A4)	5.100	07/16/12	Aaa	14,503
6,000,000		Nissan Auto Receivables Owner Trust Series 2007-A
		(Class A3)	5.100	11/15/10	Aaa	6,003
6,412,734		Peco Energy Transition Trust Series 1999-A
		(Class A7)	6.130	03/01/09	Aaa	6,459

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 3,287,091		Public Service New Hampshire Funding LLC
		Series 2001-1 (Class A2)	5.730%	11/01/10	Aaa	$3,298
6,500,000	i	Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	6,446
12,000,000	i	Residential Asset Mortgage Products, Inc Series 2004-
		RS11 (Class M1)	5.751	11/25/34	Aa1	11,693
1,117,869	i	Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	1,114
5,000,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2005-HI1 (Class A5)	5.450	08/25/34	Aaa	4,887
8,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A2)	5.750	02/25/36	Aaa	7,948
5,014,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class A3)	5.570	02/25/36	Aaa	4,904
2,500,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M1)	6.010	02/25/36	Aa1	2,064
350,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	279
2,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A2)	5.950	02/25/36	Aaa	1,990
6,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	Aaa	5,982
9,628,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A2)	5.450	09/25/36	Aaa	9,500
30,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440	09/25/36	Aaa	29,155
7,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520	04/25/21	Aaa	6,878
13,500,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A3)	5.500	08/25/25	Aaa	13,086
9,862,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	9,692
2,895,075	m,v	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	2,925
29,608,255	m,v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	28,674
7,185,000		Triad Auto Receivables Owner Trust Series 2005-A
		(Class A4)	4.220	06/12/12	Aaa	7,101
25,000,000		Triad Auto Receivables Owner Trust Series 2006-C
		(Class A4)	5.310	05/13/13	Aaa	25,032
38,000,000		Volkswagen Auto Lease Trust Series 2006-A
		(Class A3)	5.500	09/21/09	Aaa	38,084
10,400,000		Volkswagen Auto Lease Trust Series 2006-A
		(Class A4)	5.540	04/20/11	Aaa	10,454
4,100,000	m,v	Wachovia Amortization Controlled Heloc NIM
		Series 2006-N1 (Class N1)	5.683	08/12/47	A3	4,011
17,838,000		Wachovia Auto Loan Owner Trust Series 2006-2A
		(Class A3)	5.230	08/22/11	Aaa	17,849
5,386,532	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.491	05/25/35	N/R	5,218
		TOTAL ASSET BACKED				796,323

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.18%
7,000,000		Home Depot, Inc	5.400	03/01/16	Baa1	6,558
5,750,000		Lowe's Cos, Inc	8.250	06/01/10	A1	6,212
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				12,770

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
BUSINESS SERVICES - 0.21%
$ 3,250,000		Daimler Finance North America LLC	5.875%	03/15/11	A3	$3,297
7,400,000		Daimler Finance North America LLC	5.750	09/08/11	A3	7,469
4,000,000		Daimler Finance North America LLC	6.500	11/15/13	A3	4,147
		TOTAL BUSINESS SERVICES				14,913

CHEMICALS AND ALLIED PRODUCTS - 0.33%
6,500,000		Abbott Laboratories	5.600	05/15/11	A1	6,620
4,000,000	g	Amgen, Inc	5.850	06/01/17	A2	3,962
3,500,000		Chemtura Corp	6.875	06/01/16	Ba2	3,325
7,100,000		Johnson & Johnson	5.950	08/15/37	Aaa	7,280
2,500,000		Lubrizol Corp	4.625	10/01/09	Baa3	2,480
		TOTAL CHEMICALS AND ALLIED PRODUCTS				23,667

COMMUNICATIONS - 2.32%
3,750,000		America Movil S.A. de C.V.	6.375	03/01/35	A3	3,682
17,500,000		AT&T, Inc	5.100	09/15/14	A2	16,934
2,000,000		AT&T, Inc	6.150	09/15/34	A2	1,977
3,800,000		AT&T, Inc	6.500	09/01/37	A2	3,918
11,521,001		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	12,913
3,750,000		Comcast Corp	6.300	11/15/17	Baa2	3,812
11,650,000		Comcast Corp	5.875	02/15/18	Baa2	11,459
6,000,000		Comcast Corp	5.650	06/15/35	Baa2	5,357
2,750,000		Comcast Corp	6.500	11/15/35	Baa2	2,715
3,750,000		Comcast Corp	6.950	08/15/37	Baa2	3,936
4,000,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	4,897
4,250,000		France Telecom S.A.	7.750	03/01/11	A3	4,568
1,150,000		GTE Corp	6.840	04/15/18	Baa1	1,227
4,000,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A3	4,328
4,750,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	6,014
500,000	e	Rogers Cable, Inc	6.750	03/15/15	Baa3	514
4,030,000		Rogers Wireless, Inc	7.500	03/15/15	Baa3	4,319
7,750,000	e	Sprint Capital Corp	8.375	03/15/12	Baa3	8,533
8,500,000	e	Sprint Capital Corp	8.750	03/15/32	Baa3	9,747
8,000,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	8,082
7,000,000	g	Time Warner Cable, Inc	5.400	07/02/12	Baa2	6,914
9,000,000	g	Time Warner Cable, Inc	5.850	05/01/17	Baa2	8,750
4,000,000	e,g	Time Warner Cable, Inc	6.550	05/01/37	Baa2	3,924
2,250,000	e	Verizon Communications, Inc	5.850	09/15/35	A3	2,149
6,500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	6,274
4,850,000		Viacom, Inc	5.750	04/30/11	Baa3	4,897
3,500,000		Viacom, Inc	6.875	04/30/36	Baa3	3,485
2,000,000		Vodafone Group plc	5.000	12/16/13	Baa1	1,924
3,650,000		Vodafone Group plc	5.625	02/27/17	Baa1	3,548
7,550,000		Vodafone Group plc	6.150	02/27/37	Baa1	7,245
		TOTAL COMMUNICATIONS				168,042

DEPOSITORY INSTITUTIONS - 5.12%
3,500,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	3,549
26,000,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	26,678
26,500,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	27,036
3,500,000		Banco Nacional de Comercio Exterior SNC	3.875	01/21/09	A1	3,413
4,000,000		Bank of America Corp	6.250	04/15/12	Aa1	4,144
7,550,000		Bank of America Corp	4.875	09/15/12	Aa1	7,389
14,550,000		Bank of America NA	5.300	03/15/17	Aa1	14,114
6,500,000		Bank of America NA	6.000	10/15/36	Aa1	6,377
4,250,000		Bank One Corp	5.250	01/30/13	Aa3	4,213

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 5,000,000		Bank One NA	3.700%	01/15/08	Aaa	$4,980
2,500,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	2,417
5,250,000	e,g,i	BOI Capital Funding No. 2 LP	5.571	12/30/49	A1	4,697
4,000,000		Capital One Bank	5.125	02/15/14	A2	3,839
3,250,000		Citigroup, Inc	5.100	09/29/11	Aa1	3,242
4,350,000	e	Citigroup, Inc	5.250	02/27/12	Aa1	4,349
18,500,000		Citigroup, Inc	5.125	05/05/14	Aa1	18,018
6,655,000		Citigroup, Inc	5.000	09/15/14	Aa2	6,415
4,000,000	e	Citigroup, Inc	6.000	08/15/17	Aa1	4,093
3,000,000		Citigroup, Inc	5.850	12/11/34	Aa1	2,893
3,650,000	g,i	Credit Agricole S.A.	6.637	12/31/49	Aa3	3,429
45,000,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	42,067
4,000,000		FIA Card Services NA	5.375	01/15/08	Aaa	4,004
4,000,000	e	FIA Card Services NA	4.625	08/03/09	Aaa	3,978
3,500,000		Golden West Financial Corp	4.750	10/01/12	Aa3	3,419
2,000,000		Greenpoint Financial Corp	3.200	06/06/08	A3	1,974
7,000,000		HSBC Bank USA NA	4.625	04/01/14	Aa3	6,533
3,500,000	i	Huntington Capital III	6.650	05/15/37	Baa1	3,315
6,000,000	g	ICICI Bank Ltd	6.625	10/03/12	Baa2	6,004
3,600,000	e,i	ING Groep NV	5.775	12/30/49	A1	3,401
1,000,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	1,067
4,500,000	e	JPMorgan Chase & Co	4.500	01/15/12	Aa2	4,343
5,500,000		JPMorgan Chase & Co	5.750	01/02/13	Aa3	5,578
5,700,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	5,621
4,250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	4,074
15,000,000	e,g	Nationwide Building Society	5.500	07/18/12	Aaa	15,368
3,250,000		Popular North America, Inc	5.650	04/15/09	A2	3,276
4,250,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	3,911
2,500,000		Regions Financial Corp	6.375	05/15/12	A2	2,580
15,000,000	g	Royal Bank of Scotland Group plc	6.990	12/30/49	Aa3	15,281
2,250,000	g,i	Societe Generale	5.922	12/30/49	A1	2,131
2,000,000		Union Bank of California NA	5.950	05/11/16	A1	1,985
2,500,000		US Bank NA	5.700	12/15/08	Aa2	2,512
5,000,000		US Bank NA	6.300	02/04/14	Aa2	5,176
12,750,000		Wachovia Bank NA	4.800	11/01/14	Aa2	12,138
8,500,000		Wachovia Bank NA	4.875	02/01/15	Aa2	8,040
2,050,000		Wachovia Bank NA	5.850	02/01/37	Aa2	1,959
6,050,000		Wachovia Corp	5.300	10/15/11	Aa3	6,078
4,500,000		Wachovia Corp	4.875	02/15/14	A1	4,334
4,500,000		Washington Mutual Bank	5.500	01/15/13	A2	4,337
2,150,000		Washington Mutual, Inc	5.500	08/24/11	A2	2,123
3,500,000		Wells Fargo & Co	4.875	01/12/11	Aa1	3,467
4,000,000	e	Wells Fargo & Co	5.300	08/26/11	Aa1	4,022
8,500,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	8,821
7,500,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	7,122
6,000,000		Wells Fargo Bank NA	5.950	08/26/36	Aa1	5,863
		TOTAL DEPOSITORY INSTITUTIONS				371,187

ELECTRIC, GAS, AND SANITARY SERVICES - 1.60%
2,000,000	e	AGL Capital Corp	6.000	10/01/34	Baa1	1,871
2,500,000		Atmos Energy Corp	4.000	10/15/09	Baa3	2,454
4,500,000		Carolina Power & Light Co	5.125	09/15/13	A2	4,407
2,750,000		Carolina Power & Light Co	5.700	04/01/35	A2	2,567
4,250,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	4,643
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	3,485
5,350,000		Centerpoint Energy, Inc	5.950	02/01/17	Ba1	5,227

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 2,750,000		Commonwealth Edison Co	3.700%	02/01/08	Baa2	$2,731
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	3,599
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	4,022
9,000,000		FirstEnergy Corp	6.450	11/15/11	Baa3	9,305
3,400,000		Florida Power & Light Co	4.850	02/01/13	Aa3	3,330
3,500,000		Florida Power Corp	4.500	06/01/10	A2	3,458
4,000,000		National Fuel Gas Co	5.250	03/01/13	Baa1	4,017
3,000,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	3,034
3,500,000		Nevada Power Co	6.650	04/01/36	Ba1	3,474
4,750,000		Nevada Power Co	6.750	07/01/37	Ba1	4,775
2,250,000		Northern States Power Co	6.250	06/01/36	A2	2,299
2,500,000		Northern States Power-Minnesota	5.250	07/15/35	A2	2,221
2,500,000	e	Ohio Edison Co	4.000	05/01/08	Baa2	2,479
3,500,000		Ohio Power Co	5.300	11/01/10	A3	3,506
4,075,000		ONEOK Partners LP	5.900	04/01/12	Baa2	4,123
6,000,000		Pacific Gas & Electric Co	4.200	03/01/11	Baa1	5,802
2,000,000		Public Service Co of Colorado	7.875	10/01/12	A3	2,213
2,500,000		Public Service Co of Colorado	5.500	04/01/14	A3	2,469
2,250,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	2,201
2,750,000		Southern California Edison Co	6.000	01/15/34	A2	2,708
3,250,000		Southern California Edison Co	5.350	07/15/35	A2	2,918
3,550,000		Southern California Edison Co	5.550	01/15/37	A2	3,276
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	Baa1	2,044
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	4,328
2,000,000		Waste Management, Inc	7.750	05/15/32	Baa3	2,246
1,500,000		Westar Energy, Inc	6.000	07/01/14	Baa2	1,518
3,000,000		Wisconsin Electric Power Co	5.625	05/15/33	A1	2,821
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				115,571

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.03%
2,500,000		Cisco Systems, Inc	5.500	02/22/16	A1	2,483
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				2,483

FOOD AND KINDRED PRODUCTS - 0.44%
3,278,000		Archer-Daniels-Midland Co	7.125	03/01/13	A2	3,513
4,000,000		Bottling Group LLC	4.625	11/15/12	Aa2	3,916
1,750,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	1,734
2,750,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	2,561
3,500,000		Companhia Brasileira de Bebidas	8.750	09/15/13	Baa1	4,012
5,000,000		Diageo Capital plc	5.125	01/30/12	A3	4,948
2,500,000	g	Foster's Finance Corp	4.875	10/01/14	Baa2	2,372
3,000,000		Kellogg Co	7.450	04/01/31	A3	3,392
4,000,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	3,933
1,250,000		WM Wrigley Jr Co	4.650	07/15/15	A1	1,173
		TOTAL FOOD AND KINDRED PRODUCTS				31,554

FOOD STORES - 0.21%
3,500,000		Kroger Co	7.250	06/01/09	Baa2	3,621
2,500,000		Kroger Co	6.800	04/01/11	Baa2	2,616
6,400,000	e	Kroger Co	6.400	08/15/17	Baa2	6,526
2,325,000		Safeway, Inc	4.125	11/01/08	Baa2	2,307
		TOTAL FOOD STORES				15,070

FORESTRY - 0.04%
2,665,000		Weyerhaeuser Co	5.950	11/01/08	Baa2	2,678
		TOTAL FORESTRY				2,678

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
GENERAL BUILDING CONTRACTORS - 0.04%
$ 3,000,000		DR Horton, Inc	9.750%	09/15/10	Ba1	$2,982
		TOTAL GENERAL BUILDING CONTRACTORS				2,982

GENERAL MERCHANDISE STORES - 0.16%
1,750,000		JC Penney Corp, Inc	5.750	02/15/18	Baa3	1,680
2,500,000		Target Corp	5.375	05/01/17	A1	2,398
7,750,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	7,529
		TOTAL GENERAL MERCHANDISE STORES				11,607

HEALTH SERVICES - 0.05%
3,500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	3,540
		TOTAL HEALTH SERVICES				3,540

HOLDING AND OTHER INVESTMENT OFFICES - 0.46%
3,750,000		Archstone-Smith Trust	5.750	03/15/16	Baa1	3,701
3,500,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	3,413
5,000,000		Brookfield Asset Management, Inc	7.125	06/15/12	Baa2	5,360
4,000,000		Colonial Properties Trust	6.250	06/15/14	Baa3	3,993
4,500,000	e	iStar Financial, Inc	5.150	03/01/12	Baa2	4,164
3,650,000		iStar Financial, Inc	5.700	03/01/14	Baa2	3,353
5,000,000		iStar Financial, Inc	5.850	03/15/17	Baa2	4,423
2,825,000		Simon Property Group LP	5.600	09/01/11	A3	2,829
2,310,000	e	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	2,414
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				33,650

HOTELS AND OTHER LODGING PLACES - 0.02%
1,750,000		MGM Mirage	6.000	10/01/09	Ba2	1,737
		TOTAL HOTELS AND OTHER LODGING PLACES				1,737

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.39%
5,000,000	g	Atlas Copco AB	5.600	05/22/17	A3	4,934
4,500,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	4,416
5,500,000		Caterpillar, Inc	6.050	08/15/36	A2	5,507
2,500,000		Hewlett-Packard Co	5.250	03/01/12	A2	2,511
5,400,000		Hewlett-Packard Co	5.400	03/01/17	A2	5,249
2,000,000		John Deere Capital Corp	4.500	08/25/08	A2	1,986
1,900,000		John Deere Capital Corp	7.000	03/15/12	A2	2,031
1,500,000		Kennametal, Inc	7.200	06/15/12	Baa3	1,587
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				28,221

INSTRUMENTS AND RELATED PRODUCTS - 0.18%
4,000,000		Emerson Electric Co	4.500	05/01/13	A2	3,864
3,000,000	e	Johnson & Johnson	3.800	05/15/13	Aaa	2,850
5,000,000		Medtronic, Inc	4.750	09/15/15	A1	4,693
2,000,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	1,868
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				13,275

INSURANCE CARRIERS - 1.10%
6,250,000		Aetna, Inc	6.625	06/15/36	A3	6,357
5,000,000	g	AIG SunAmerica Global Financing VI	6.300	05/10/11	Aa2	5,156
4,250,000		Allstate Corp	5.000	08/15/14	A1	4,114
5,000,000	e	American International Group, Inc	5.050	10/01/15	Aa2	4,772
6,000,000	e,i	Chubb Corp	6.375	03/29/37	A3	5,965
3,750,000		Chubb Corp	6.000	05/11/37	A2	3,580

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 4,000,000	g	John Hancock Global Funding II	7.900%	07/02/10	Aa1	$4,290
3,750,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa2	3,421
4,000,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	3,989
3,000,000		Metlife, Inc	5.375	12/15/12	A2	3,026
5,000,000		Metlife, Inc	5.000	06/15/15	A2	4,767
2,500,000		Metlife, Inc	5.700	06/15/35	A2	2,310
3,000,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	2,951
5,500,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	5,394
3,000,000		Prudential Financial, Inc	5.800	06/15/12	A3	3,067
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	A1	3,104
4,000,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	4,019
5,000,000		WellPoint, Inc	6.375	01/15/12	Baa1	5,190
1,800,000		WellPoint, Inc	5.875	06/15/17	Baa1	1,787
2,250,000		WellPoint, Inc	5.850	01/15/36	Baa1	2,070
		TOTAL INSURANCE CARRIERS				79,329

METAL MINING - 0.12%
5,900,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	5,655
3,500,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	3,345
		TOTAL METAL MINING				9,000

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.05%
3,350,000	e,g	Controladora Mabe S.A. C.V.	6.500	12/15/15	N/R	3,291
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				3,291

MISCELLANEOUS RETAIL - 0.16%
2,500,000		CVS Caremark Corp	5.750	08/15/11	Baa2	2,533
9,000,000		CVS Caremark Corp	5.750	06/01/17	Baa2	8,784
		TOTAL MISCELLANEOUS RETAIL				11,317

MOTION PICTURES - 0.46%
2,500,000		Historic TW, Inc	6.625	05/15/29	Baa2	2,448
4,250,000		News America, Inc	7.625	11/30/28	Baa2	4,639
7,000,000	e	News America, Inc	6.150	03/01/37	Baa2	6,528
3,000,000		Time Warner, Inc	5.500	11/15/11	Baa2	2,996
16,250,000		Time Warner, Inc	6.875	05/01/12	Baa2	17,051
		TOTAL MOTION PICTURES				33,662

NONDEPOSITORY INSTITUTIONS - 2.48%
4,650,000		Boeing Capital Corp Ltd	6.100	03/01/11	A2	4,800
6,500,000		Capital One Financial Corp	5.700	09/15/11	A3	6,511
3,000,000		Capital One Financial Corp	5.500	06/01/15	A3	2,858
3,750,000		CIT Group Funding Co of Canada	5.200	06/01/15	A2	3,405
6,000,000	e	CIT Group, Inc	5.400	02/13/12	A2	5,788
4,500,000		CIT Group, Inc	5.400	03/07/13	A2	4,220
4,500,000		CIT Group, Inc	5.850	09/15/16	A2	4,239
5,000,000	e	Countrywide Home Loans, Inc	4.250	12/19/07	Baa3	4,942
1,000,000	e	Countrywide Home Loans, Inc	3.250	05/21/08	Baa3	964
9,000,000		Ford Motor Credit Co	5.700	01/15/10	B1	8,464
6,000,000		Ford Motor Credit Co	9.875	08/10/11	B1	6,077
4,000,000		Ford Motor Credit Co	7.800	06/01/12	B1	3,805
27,750,000		General Electric Capital Corp	5.500	06/04/14	Aaa	27,872
2,750,000		General Electric Capital Corp	6.150	08/07/37	Aaa	2,822
11,750,000		General Motors Acceptance Corp LLC	5.625	05/15/09	Ba1	11,439
10,500,000		General Motors Acceptance Corp LLC	6.625	05/15/12	Ba1	9,798
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	2,818

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 10,000,000		HSBC Finance Corp	5.250%	01/14/11	Aa3	$9,964
10,000,000	e	HSBC Finance Corp	5.900	06/19/12	Aa3	10,128
7,750,000	e	HSBC Finance Corp	4.750	07/15/13	Aa3	7,376
5,000,000		HSBC Finance Corp	5.000	06/30/15	Aa3	4,722
1,750,000		International Lease Finance Corp	5.450	03/24/11	A1	1,749
5,250,000		International Lease Finance Corp	5.650	06/01/14	A1	5,192
2,400,000	g	Lukoil International Finance BV	6.356	06/07/17	Baa2	2,304
4,000,000		MBNA Corp	6.125	03/01/13	Aa1	4,121
5,000,000		Residential Capital LLC	7.125	11/21/08	Ba1	4,475
3,150,000		Residential Capital LLC	7.500	06/01/12	Ba1	2,551
10,375,000		Residential Capital LLC	7.500	04/17/13	Ba1	8,378
4,750,000		SLM Corp	5.400	10/25/11	Baa1	4,435
3,500,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	3,433
		TOTAL NONDEPOSITORY INSTITUTIONS				179,650

OIL AND GAS EXTRACTION - 1.08%
2,000,000		Anadarko Finance Co	6.750	05/01/11	Baa3	2,091
6,500,000		Apache Corp	6.000	01/15/37	A3	6,257
3,000,000		Baker Hughes, Inc	6.875	01/15/29	A2	3,298
3,500,000		BJ Services Co	5.750	06/01/11	Baa1	3,573
6,500,000	e	Chesapeake Energy Corp	6.500	08/15/17	Ba2	6,321
4,000,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	A2	4,202
2,500,000		Enterprise Products Operating LP	4.625	10/15/09	Baa3	2,479
4,000,000		Equitable Resources, Inc	5.150	11/15/12	A2	3,961
1,000,000	v	Husky Energy, Inc	6.800	09/15/37	Baa2	1,026
3,000,000		Kerr-McGee Corp	6.950	07/01/24	Baa3	3,108
4,250,000		Nexen, Inc	5.050	11/20/13	Baa2	4,113
7,150,000		Nexen, Inc	5.650	05/15/17	Baa2	6,908
3,480,000		Nexen, Inc	6.400	05/15/37	Baa2	3,382
4,250,000		PC Financial Partnership	5.000	11/15/14	Baa2	4,052
3,000,000		Plains All American Pipeline LP	5.625	12/15/13	Baa3	2,956
4,500,000	g	TNK-BP Finance S.A.	6.625	03/20/17	Baa2	4,191
6,650,000	g	Weatherford International, Inc	5.950	06/15/12	Baa1	6,780
4,500,000	g	Weatherford International, Inc	6.800	06/15/37	Baa1	4,622
5,000,000		XTO Energy, Inc	6.250	04/15/13	Baa2	5,139
		TOTAL OIL AND GAS EXTRACTION				78,459

OTHER MORTGAGE BACKED SECURITIES - 7.06%
10,000,000	i	Banc of America Commercial Mortgage, Inc
		Series 2004-4 (Class A6)	4.877	07/10/42	N/R	9,670
13,955,000	i	Banc of America Commercial Mortgage, Inc
		Series 2005-1 (Class B)	5.143	11/10/42	N/R	13,405
1,630,000	i	Banc of America Commercial Mortgage, Inc
		Series 2005-5 (Class AJ)	5.330	10/10/45	Aaa	1,557
2,650,000	i	Banc of America Commercial Mortgage, Inc
		Series 2005-6 (Class AJ)	5.353	09/10/47	Aaa	2,537
3,000,000	i	Banc of America Commercial Mortgage, Inc
		Series 2006-2 (Class A4)	5.930	05/10/45	N/R	3,058
6,000,000	e	Banc of America Commercial Mortgage, Inc
		Series 2006-5 (Class A4)	5.414	09/10/47	Aaa	5,946
10,971,134		Banc of America Mortgage Securities Series 2006-1
		(Class A8)	6.000	05/01/36	Aaa	11,017
608,988		Bank of America Alternative Loan Trust Series 2004-8
		(Class 3A1)	5.500	09/25/19	Aaa	610
9,225,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2005-PW10 (Class AJ)	5.615	12/11/40	Aaa	8,991

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 8,000,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-PW11 (Class A4)	5.624%	03/11/39	N/R	$8,017
5,300,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-PW12 (Class A4)	5.895	09/11/38	Aaa	5,398
13,000,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW13 (Class A4)	5.540	09/11/41	N/R	13,006
6,000,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW14 (Class A4)	5.201	12/11/38	N/R	5,848
3,000,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-T22 (Class A4)	5.632	04/12/38	Aaa	3,020
8,000,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-T24 (Class A4)	5.537	10/12/41	Aaa	8,005
5,000,000		Citigroup/Deutsche Bank Commercial Mortgage Trust
		Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	5,023
39,999,562		Citimortgage Alternative Loan Trust Series 2006-A1
		(Class 2A1)	5.250	03/25/21	Aaa	39,425
11,627,975		Countrywide Home Loan Mortgage Pass Through
		Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	N/R	11,576
8,000,000	i	Credit Suisse Mortgage Capital Certificates
		Series 2006-C1 (Class A4)	5.609	02/15/39	N/R	8,025
8,700,000		Credit Suisse Mortgage Capital Certificates
		Series 2006-C4 (Class A3)	5.467	09/15/39	Aaa	8,638
11,000,000		Credit Suisse Mortgage Capital Certificates
		Series 2006-C5 (Class A3)	5.311	12/15/39	Aaa	10,795
14,000,000	i	Credit Suisse/Morgan Stanley Commercial Mortgage
		Certificate Series HC1A (Class A1)	5.943	05/15/23	Aaa	13,951
14,000,000		CS First Boston Mortgage Securities Corp Series 2001-
		CP4 (Class A4)	6.180	12/15/35	Aaa	14,486
15,125,468		CS First Boston Mortgage Securities Corp Series 2005-
		5 (Class 7A1)	6.000	07/25/35	Aaa	15,092
2,617,897		First Horizon Asset Securities, Inc Series 2003-9
		(Class 1A4)	5.500	11/25/33	N/R	2,621
21,000,000		GE Capital Commercial Mortgage Corp Series 2003-
		C2 (Class A4)	5.145	07/10/37	Aaa	20,814
18,000,000	i	Greenwich Capital Commercial Funding Corp
		Series 2004-GG1 (Class A7)	5.317	06/10/36	Aaa	17,876
10,000,000	i	GS Mortgage Securities Corp II Series 2001-ROCK
		(Class BFL)	6.145	05/03/18	Aaa	10,139
6,350,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A4)	5.560	11/10/39	Aaa	6,355
11,250,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class A2)	5.778	08/10/45	Aaa	11,434
14,250,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	14,341
10,550,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	10,405
10,500,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-LD11 (Class AJ)	6.007	06/15/49	Aaa	10,315
6,400,000		LB-UBS Commercial Mortgage Trust Series 2005-C3
		(Class A2)	4.553	07/15/30	Aaa	6,330
4,000,000	i	LB-UBS Commercial Mortgage Trust Series 2005-C5
		(Class AJ)	5.057	09/15/40	N/R	3,783
3,600,000	i	LB-UBS Commercial Mortgage Trust Series 2006-C4
		(Class A4)	6.081	06/15/38	Aaa	3,706
4,514,602		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.000	10/25/20	Aaa	4,461

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 5,400,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1
		(Class A4)	5.291%	01/12/44	Aaa	$5,341
2,500,000	i	Merrill Lynch Mortgage Trust Series 2006-C1
		(Class A4)	5.843	05/12/39	N/R	2,538
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2006-1 (Class A4)	5.607	02/12/39	N/R	4,698
19,000,000		Morgan Stanley Capital I Series 2005-HQ5
		(Class A2)	4.809	01/14/42	N/R	18,914
12,000,000	i	Morgan Stanley Capital I Series 2006-HE1
		(Class A2)	5.251	01/25/36	Aaa	11,925
15,600,000		Morgan Stanley Capital I Series 2006-HQ10
		(Class A4)	5.328	11/12/41	Aaa	15,359
8,000,000	i	Morgan Stanley Capital I Series 2006-HQ8
		(Class AJ)	5.641	03/12/44	Aaa	7,795
4,587,000	i	Morgan Stanley Capital I Series 2006-HQ9
		(Class A4)	5.731	07/12/44	N/R	4,647
7,500,000	i	Morgan Stanley Capital I Series 2006-IQ11
		(Class A4)	5.944	10/15/42	N/R	7,635
6,200,000	i	Morgan Stanley Capital I Series 2006-IQ11
		(Class AJ)	5.948	10/15/42	N/R	6,100
2,700,000	i	Morgan Stanley Capital I Series 2006-T21
		(Class AJ)	5.273	10/12/52	Aaa	2,578
8,000,000		Morgan Stanley Capital I Series 2007-HQ11
		(Class A31)	5.439	02/12/44	Aaa	7,915
4,000,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2005-C20 (Class A7)	5.118	07/15/42	Aaa	3,911
10,000,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2006-C24 (Class A3)	5.558	03/15/45	Aaa	10,018
5,000,000		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)	5.383	12/15/43	Aaa	4,832
8,000,000		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C31 (Class A2)	5.421	04/15/47	Aaa	8,008
13,493,139		Washington Mutual, Inc Series 2003-S10
		(Class A1)	4.500	10/25/18	N/R	13,058
5,675,173		Wells Fargo Mortgage Backed Securities Trust
		Series 2004-7 (Class 1A1)	4.500	07/25/19	N/R	5,429
21,221,333		Wells Fargo Mortgage Backed Securities Trust
		Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	20,854
		TOTAL OTHER MORTGAGE BACKED SECURITIES				511,231

PAPER AND ALLIED PRODUCTS - 0.13%
3,150,000		Bemis Co, Inc	4.875	04/01/12	Baa1	3,095
2,310,000		Cenveo Corp	7.875	12/01/13	B3	2,102
4,000,000		Kimberly-Clark Corp	6.625	08/01/37	A2	4,263
		TOTAL PAPER AND ALLIED PRODUCTS				9,460

PETROLEUM AND COAL PRODUCTS - 0.19%
3,010,000		Conoco Funding Co	6.350	10/15/11	A1	3,138
3,990,000		ConocoPhillips	4.750	10/15/12	A1	3,904
2,000,000		ConocoPhillips	5.900	10/15/32	A1	1,964
2,500,000	v	Marathon Oil Corp	6.600	10/01/37	Baa1	2,556
2,500,000		Valero Energy Corp	6.625	06/15/37	Baa3	2,537
		TOTAL PETROLEUM AND COAL PRODUCTS				14,099

PIPELINES, EXCEPT NATURAL GAS - 0.36%
3,000,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	2,999

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 3,500,000		Enterprise Products Operating LP	4.950%	06/01/10	Baa3	$3,486
4,000,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	3,918
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.875	06/01/13	Baa3	2,011
2,000,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	1,985
3,000,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	2,989
3,750,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	3,478
2,750,000		TransCanada Pipelines Ltd	5.850	03/15/36	A2	2,626
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	A3	2,639
		TOTAL PIPELINES, EXCEPT NATURAL GAS				26,131

PRIMARY METAL INDUSTRIES - 0.01%
1,000,000		Corning, Inc	5.900	03/15/14	Baa1	1,010
		TOTAL PRIMARY METAL INDUSTRIES				1,010

PRINTING AND PUBLISHING - 0.28%
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	N/R	2,529
2,300,000	e	Idearc, Inc	8.000	11/15/16	B2	2,294
2,806,000		Morris Publishing Group LLC	7.000	08/01/13	B1	2,196
13,500,000		Thomson Corp	5.700	10/01/14	Baa1	13,386
		TOTAL PRINTING AND PUBLISHING				20,405

RAILROAD TRANSPORTATION - 0.44%
3,750,000	e	Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	3,953
3,700,000		Burlington Northern Santa Fe Corp	5.650	05/01/17	Baa1	3,625
4,000,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	3,863
3,500,000		Canadian National Railway Co	4.400	03/15/13	A3	3,321
3,500,000		Canadian National Railway Co	6.200	06/01/36	A3	3,423
4,000,000		CSX Corp	6.000	10/01/36	Baa3	3,745
2,056,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,887
5,000,000		Union Pacific Corp	5.750	10/15/07	Baa2	5,000
3,000,000		Union Pacific Corp	6.500	04/15/12	Baa2	3,110
		TOTAL RAILROAD TRANSPORTATION				31,927

REAL ESTATE - 0.02%
1,750,000	g,i	USB Realty Corp	6.091	12/30/49	A1	1,681
		TOTAL REAL ESTATE				1,681

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.02%
1,750,000	g	Sealed Air Corp	5.375	04/15/08	Baa3	1,745
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				1,745

SECURITY AND COMMODITY BROKERS - 1.66%
4,000,000		Bear Stearns Cos, Inc	5.700	11/15/14	A1	3,916
11,500,000		Bear Stearns Cos, Inc	6.400	10/02/17	A1	11,449
2,000,000		Burlington Resources Finance Co	6.400	08/15/11	A2	2,086
7,750,000		Burlington Resources Finance Co	7.200	08/15/31	A2	8,750
7,900,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa1	7,980
1,500,000	v	Eaton Vance Corp	6.500	10/02/17	A3	1,510
3,000,000		Franklin Resources, Inc	3.700	04/15/08	A1	2,978
4,900,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	4,637
2,750,000		Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	2,731
3,250,000	e	Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	3,230
2,000,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	1,909
3,750,000	e	Goldman Sachs Group, Inc	5.150	01/15/14	Aa3	3,638
7,000,000		Goldman Sachs Group, Inc	5.625	01/15/17	A1	6,792
3,000,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	3,015

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 3,150,000	i	Lehman Brothers Holdings Capital Trust V	5.857%	12/30/49	A3	$3,001
6,750,000	e	Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	6,610
2,500,000	i	Lehman Brothers Holdings, Inc	6.000	05/03/32	A2	2,288
4,250,000		Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	4,073
5,500,000	e	Merrill Lynch & Co, Inc	5.700	05/02/17	A1	5,347
10,000,000	e	Morgan Stanley	3.625	04/01/08	Aa3	9,933
9,350,000		Morgan Stanley	5.375	10/15/15	Aa3	8,974
5,000,000		Morgan Stanley	5.750	10/18/16	Aa3	4,932
3,500,000		Morgan Stanley	5.450	01/09/17	Aa3	3,375
3,750,000		Morgan Stanley	6.250	08/28/17	Aa3	3,830
3,500,000		Morgan Stanley	6.250	08/09/26	Aa3	3,447
		TOTAL SECURITY AND COMMODITY BROKERS				120,431

STONE, CLAY, AND GLASS PRODUCTS - 0.06%
4,500,000		USG Corp	7.750	01/15/18	Baa3	4,507
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				4,507

TOBACCO PRODUCTS - 0.07%
5,000,000		Reynolds American, Inc	6.500	07/15/10	Ba1	5,131
		TOTAL TOBACCO PRODUCTS				5,131

TRANSPORTATION BY AIR - 0.13%
5,000,000		Continental Airlines, Inc	6.563	02/15/12	Aaa	5,174
4,510,000		FedEx Corp	5.500	08/15/09	Baa2	4,560
		TOTAL TRANSPORTATION BY AIR				9,734

TRANSPORTATION EQUIPMENT - 0.33%
4,250,000		General Dynamics Corp	3.000	05/15/08	A2	4,198
7,500,000		Honeywell International, Inc	5.700	03/15/37	A2	7,151
4,000,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	4,693
2,500,000		United Technologies Corp	7.500	09/15/29	A2	2,947
4,750,000		United Technologies Corp	6.050	06/01/36	A2	4,769
		TOTAL TRANSPORTATION EQUIPMENT				23,758

WHOLESALE TRADE-DURABLE GOODS - 0.15%
3,000,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	3,021
3,500,000		Vale Overseas Ltd	6.250	01/23/17	Baa3	3,539
4,050,000		Vale Overseas Ltd	6.875	11/21/36	Baa3	4,173
		TOTAL WHOLESALE TRADE-DURABLE GOODS				10,733

WHOLESALE TRADE-NONDURABLE GOODS - 0.20%
3,000,000		Procter & Gamble Co	4.950	08/15/14	Aa3	2,947
12,000,000		Procter & Gamble Co	5.550	03/05/37	Aa3	11,465
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				14,412

		TOTAL CORPORATE BONDS				2,858,302
		(Cost $2,881,233)

GOVERNMENT BONDS - 59.09%

AGENCY SECURITIES - 7.47%
5,668,083		Cal Dive I- Title XI, Inc	4.930	02/01/27	N/R	5,514
11,200,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	11,086
11,200,000		FFCB	4.125	04/15/09	Aaa	11,147
7,250,000	e	FFCB	5.375	07/18/11	Aaa	7,459
7,500,000		Federal Home Loan Mortgage Corp (FHLMC)	5.125	10/24/07	Aaa	7,500

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 9,800,000	e	FHLMC	4.375%	11/16/07	Aaa	$9,792
15,000,000		FHLMC	3.500	05/21/08	Aaa	14,878
27,700,000		FHLMC	5.000	09/16/08	Aaa	27,802
20,000,000		FHLMC	5.000	06/11/09	Aaa	20,184
19,000,000	e	FHLMC	4.875	02/09/10	Aaa	19,194
15,900,000		FHLMC	4.750	01/18/11	Aaa	16,045
36,399,000	e	FHLMC	5.875	03/21/11	Aa2	38,040
14,000,000		FHLMC	6.000	06/15/11	Aaa	14,705
22,500,000	e	FHLMC	5.250	07/18/11	Aaa	23,060
15,000,000	e	FHLMC	5.500	08/20/12	Aaa	15,554
7,800,000		FHLMC	5.750	06/27/16	Aa2	8,119
31,500,000		Federal National Mortgage Association (FNMA)	5.250	12/03/07	Aaa	31,513
79,000,000	e	FNMA	6.000	05/15/08	Aaa	79,563
70,000,000	e	FNMA	5.000	09/15/08	Aaa	70,463
1,350,000		FNMA	4.250	01/19/10	Aaa	1,345
7,200,000	e	FNMA	7.125	06/15/10	Aaa	7,688
8,000,000	e	FNMA	5.000	10/15/11	Aaa	8,125
15,000,000	e	FNMA	5.375	06/12/17	Aaa	15,425
6,500,000		FNMA	5.625	07/15/37	Aaa	6,834
2,500,000	j,v	Overseas Private Investment Corp	0.000	07/31/11	N/R	2,576
2,990,039		Overseas Private Investment Corp	3.420	01/15/15	N/R	2,886
3,540,000		Private Export Funding Corp	5.870	07/31/08	Aaa	3,574
1,000,000		Private Export Funding Corp	7.200	01/15/10	Aaa	1,059
13,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	13,154
7,000,000		Private Export Funding Corp	4.550	05/15/15	Aaa	6,864
500,000		Private Export Funding Corp	4.950	11/15/15	Aaa	502
10,825,000		Private Export Funding Corp	5.000	12/15/16	Aaa	10,835
20,000,000	v	Private Export Funding Corp	5.450	09/15/17	Aaa	20,510
5,195,312		Totem Ocean Trailer Express, Inc	4.514	12/18/19	N/R	5,056
3,000,000		US Department of Housing and Urban Development	5.380	08/01/18	N/R	3,053
		TOTAL AGENCY SECURITIES				541,104

FOREIGN GOVERNMENT BONDS - 2.73%
3,500,000		African Development Bank	3.250	08/01/08	Aaa	3,463
10,000,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	10,084
4,000,000		Chile Government International Bond	5.500	01/15/13	A2	4,067
3,500,000	e	China Development Bank	5.000	10/15/15	A1	3,381
2,000,000	e	Development Bank of Japan	4.250	06/09/15	Aaa	1,883
4,660,000		Eksportfinans A/S	5.000	02/14/12	Aaa	4,713
3,000,000	e,g	Emirate of Abu Dhabi	5.500	08/02/12	Aa2	3,052
3,500,000		European Investment Bank	4.875	02/15/36	Aaa	3,240
4,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	3,939
7,000,000		Federative Republic of Brazil	6.000	01/17/17	Ba1	7,095
30,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	30,267
5,000,000		International Finance Corp	5.125	05/02/11	Aaa	5,102
9,000,000		Israel Government International Bond	5.500	11/09/16	A2	8,962
4,400,000		Italy Government International Bond	5.375	06/12/17	N/R	4,481
4,000,000		Italy Government International Bond	6.875	09/27/23	Aa2	4,472
5,000,000		Korea Development Bank	5.750	09/10/13	Aa3	5,020
3,500,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	3,544
4,150,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	4,243
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	4,998
5,900,000		Mexico Government International Bond	6.375	01/16/13	Baa1	6,204
6,152,000		Mexico Government International Bond	5.875	01/15/14	Baa1	6,333
8,000,000	e	Mexico Government International Bond	6.750	09/27/34	Baa1	8,700
5,400,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	5,368

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 13,000,000		Province of British Columbia Canada	5.375%	10/29/08	Aaa	$13,127
3,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	2,983
7,400,000	e	Province of Manitoba Canada	5.000	02/15/12	Aa1	7,467
5,000,000		Province of Ontario	5.500	10/01/08	Aa1	5,047
7,650,000	e	Province of Ontario	4.750	01/19/16	Aa1	7,471
2,250,000		Province of Quebec Canada	5.125	11/14/16	Aa2	2,251
6,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	7,467
2,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	2,264
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	7,593
		TOTAL FOREIGN GOVERNMENT BONDS				198,281

MORTGAGE BACKED SECURITIES - 33.25%
29,804,897		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		30,464
11,720,000		FHLMC	4.000	09/15/18		10,926
3,679,567		FHLMC	5.750	12/15/18		3,702
10,013,000		FHLMC	4.000	04/15/19		9,118
3,500,000		FHLMC	4.000	09/15/19		3,236
25,000,000		FHLMC	5.000	06/15/28		24,869
11,491,832		FHLMC	5.000	06/15/29		11,431
4,540,377		FHLMC	6.000	12/15/30		4,577
19,953,204		FHLMC	5.000	06/15/31		19,572
14,020,000		FHLMC	5.500	05/15/33		13,796
8,702,969		FHLMC	4.500	09/15/35		8,366
11,785,824	i	FHLMC	5.090	02/01/36		11,781
12,689,647	i	FHLMC	5.013	09/01/36		12,916
12,598,135	i	FHLMC	6.133	09/01/36		12,728
22,644,903	i	FHLMC	5.719	02/01/37		22,768
29,649,905	i	FHLMC	5.650	03/01/37		30,396
38,282,826	i	FHLMC	5.798	03/01/37		38,618
21,257,171	i	FHLMC	5.881	04/01/37		21,204
106,825		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		109
230,000		FGLMC	6.000	04/01/11		234
549,913		FGLMC	7.000	07/01/13		568
2,174,398		FGLMC	6.500	12/01/16		2,230
16,577,775		FGLMC	5.000	09/01/18		16,296
6,096,414		FGLMC	4.500	10/01/18		5,884
3,562,212		FGLMC	4.500	11/01/18		3,438
3,537,968		FGLMC	5.500	01/01/19		3,535
1,670,447		FGLMC	4.000	06/01/19		1,574
5,417,571		FGLMC	4.500	07/01/20		5,216
4,097,433		FGLMC	4.500	08/01/20		3,948
677,467		FGLMC	7.000	10/01/20		706
62,179,922		FGLMC	4.500	06/01/21		59,861
19,705,184		FGLMC	4.500	06/01/21		18,970
81,184		FGLMC	7.000	05/01/23		84
1,129,932		FGLMC	6.000	10/01/23		1,140
1,106,310		FGLMC	6.000	11/01/23		1,116
451,320		FGLMC	8.000	01/01/31		478
76,386		FGLMC	7.000	11/01/31		79
282,800		FGLMC	7.000	12/01/31		294
270,417		FGLMC	7.000	12/01/31		281
111,114		FGLMC	7.000	12/01/31		115
92,544		FGLMC	7.000	12/01/31		96
75,433		FGLMC	7.000	12/01/31		78
99,095		FGLMC	7.000	12/01/31		103
44,435		FGLMC	7.000	01/01/32		46

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 530,855		FGLMC	8.000%	02/01/32	$563
4,794,979		FGLMC	5.500	11/01/33	4,709
6,094,988		FGLMC	5.500	12/01/33	5,985
29,138,288		FGLMC	5.500	12/01/33	28,623
76,821,657		FGLMC	5.000	01/01/34	73,534
25,253,468		FGLMC	4.500	10/01/34	23,504
3,061,353		FGLMC	5.500	12/01/34	3,004
12,303,021		FGLMC	4.500	04/01/35	11,432
5,440,691		FGLMC	6.000	05/01/35	5,459
2,608,471		FGLMC	6.000	05/01/35	2,614
5,565,098		FGLMC	6.000	05/01/35	5,576
10,199,320		FGLMC	6.000	05/01/35	10,220
5,860,521		FGLMC	6.000	05/01/35	5,872
5,069,003		FGLMC	6.000	05/01/35	5,079
2,539,537		FGLMC	6.000	05/01/35	2,545
2,435,995		FGLMC	5.500	06/01/35	2,388
4,428,877		FGLMC	5.500	06/01/35	4,342
6,922,891		FGLMC	5.500	06/01/35	6,787
29,694,321		FGLMC	5.500	06/01/35	29,112
6,866,710		FGLMC	6.000	06/01/35	6,880
21,122,696		FGLMC	4.500	08/01/35	19,626
3,281,825		FGLMC	5.000	10/01/35	3,136
16,539,750		FGLMC	5.000	11/01/35	15,803
892,307		FGLMC	6.500	11/01/35	909
4,066,882		FGLMC	6.000	01/01/36	4,072
5,682,080		FGLMC	7.000	01/01/36	5,880
3,523,883		FGLMC	5.500	04/01/36	3,451
4,316,983		FGLMC	6.500	05/01/36	4,395
22,017,574		FGLMC	6.500	10/01/36	22,417
3,239,188		FGLMC	6.500	12/01/36	3,273
61,958,602		FGLMC	5.500	01/01/37	60,677
37,276,718		FGLMC	5.500	04/01/37	36,501
55,401,177		FGLMC	5.500	05/01/37	54,248
8,960,000	h	FGLMC	6.000	09/01/37	8,971
62,789		Federal National Mortgage Association (FNMA)	7.500	11/01/10	64
8,348		FNMA	8.000	06/01/11	9
7,052		FNMA	8.000	06/01/11	7
5,810		FNMA	8.000	06/01/11	6
16,348		FNMA	8.000	07/01/11	17
7,646,674		FNMA	4.400	10/01/12	7,373
453,270		FNMA	5.000	06/01/13	452
2,818,780		FNMA	4.440	07/01/13	2,722
3,983,253		FNMA	4.739	10/01/13	3,871
1,655,469		FNMA	4.718	02/01/14	1,608
5,596,017		FNMA	4.440	04/01/14	5,371
1,742,181		FNMA	4.556	01/01/15	1,669
650,062		FNMA	7.500	02/01/15	675
1,592,350		FNMA	7.500	04/01/15	1,652
1,371,021		FNMA	7.500	04/01/15	1,423
40,290		FNMA	6.500	02/01/16	41
135,505		FNMA	6.500	03/01/16	139
52,968		FNMA	6.500	04/01/16	54
12,796,830		FNMA	6.000	06/25/16	12,921
1,324,023		FNMA	6.500	10/01/16	1,359
731,930		FNMA	6.500	11/01/16	751
2,516,260		FNMA	6.500	02/01/18	2,575

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 6,770,256		FNMA	5.500%	03/01/18	$6,769
1,147,519		FNMA	5.500	04/01/18	1,147
14,179,173	d	FNMA	5.500	04/01/18	14,177
1,320,063		FNMA	6.500	04/01/18	1,351
324,299		FNMA	5.500	05/01/18	324
19,358,093		FNMA	4.500	12/01/18	18,689
959,313		FNMA	6.000	01/01/19	972
150,704		FNMA	6.000	02/01/19	153
14,379,473		FNMA	5.000	04/01/19	14,121
4,668,618		FNMA	5.500	07/01/20	4,663
191,045		FNMA	8.000	03/01/23	202
7,005,244		FNMA	5.000	12/01/23	6,777
2,037,609		FNMA	5.500	02/01/24	2,016
4,144,537		FNMA	5.500	07/01/24	4,098
558,392		FNMA	8.000	07/01/24	591
5,919,482		FNMA	5.500	08/01/24	5,853
19,761,331	d	FNMA	5.000	10/01/25	19,080
111,145		FNMA	9.000	11/01/25	121
369,922		FNMA	7.000	07/01/32	385
723,232		FNMA	7.000	07/01/32	752
2,253,058		FNMA	5.000	02/01/33	2,157
10,898,471		FNMA	4.500	03/25/33	10,560
1,960,483		FNMA	5.500	06/01/33	1,926
6,446,432		FNMA	4.500	08/01/33	5,994
6,505,962		FNMA	5.000	08/01/33	6,228
11,000,000		FNMA	5.500	08/25/33	10,917
10,589,784		FNMA	4.500	10/01/33	9,846
2,092,662		FNMA	5.000	10/01/33	2,003
6,478,257		FNMA	5.000	10/01/33	6,201
2,780,351		FNMA	5.000	10/01/33	2,662
55,392,588		FNMA	5.000	11/01/33	53,025
957,429		FNMA	5.000	11/01/33	917
8,927,059		FNMA	5.000	11/01/33	8,546
9,039,344		FNMA	5.000	11/01/33	8,653
9,392,606		FNMA	5.500	12/01/33	9,226
1,555,580		FNMA	5.500	12/01/33	1,528
1,783,803	d	FNMA	5.500	12/01/33	1,752
3,871,287		FNMA	5.500	12/01/33	3,803
7,703,931		FNMA	5.500	01/01/34	7,567
3,724,883		FNMA	5.500	01/01/34	3,659
12,300,968		FNMA	5.500	02/01/34	12,083
2,617,095		FNMA	5.000	03/01/34	2,505
19,936,164		FNMA	5.000	03/01/34	19,084
2,426,818		FNMA	5.000	03/01/34	2,323
3,032,061		FNMA	5.000	03/01/34	2,902
7,386,890		FNMA	5.000	03/01/34	7,071
8,210,612		FNMA	5.500	03/01/34	8,059
19,563,696		FNMA	5.000	04/01/34	18,711
89,223,560		FNMA	5.000	08/01/34	85,334
3,956,020		FNMA	5.500	09/01/34	3,883
5,906,486		FNMA	5.500	09/01/34	5,797
5,536,876		FNMA	5.500	09/01/34	5,434
4,070,716		FNMA	5.500	10/01/34	3,995
2,753,615		FNMA	5.500	10/01/34	2,703
9,730,650		FNMA	5.500	10/25/34	9,498
19,248,765		FNMA	5.500	12/01/34	18,893

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 7,307,999		FNMA	5.500%	01/01/35	$7,173
87,552,482		FNMA	5.500	02/01/35	86,001
4,997,629		FNMA	5.500	04/01/35	4,901
31,845,279		FNMA	5.500	04/01/35	31,256
20,845,739		FNMA	5.500	05/01/35	20,443
6,905,369		FNMA	6.000	05/01/35	6,922
1,154,941		FNMA	5.500	06/01/35	1,133
3,121,007		FNMA	5.500	06/01/35	3,061
2,764,967		FNMA	5.500	06/01/35	2,712
4,716,949		FNMA	5.500	06/01/35	4,626
1,732,066		FNMA	5.500	06/01/35	1,699
688,953		FNMA	7.500	06/01/35	714
2,015,138		FNMA	5.500	07/01/35	1,976
3,229,823		FNMA	6.000	07/01/35	3,237
14,778,278	d	FNMA	5.500	09/01/35	14,493
35,236,798		FNMA	5.500	09/01/35	34,613
15,231,617		FNMA	5.000	10/01/35	14,553
9,960,497		FNMA	5.500	11/01/35	9,768
14,733,513	i	FNMA	5.736	02/01/36	14,879
12,880,814		FNMA	5.500	04/01/36	12,632
19,289,832	i	FNMA	5.801	06/01/36	19,769
2,018,720		FNMA	6.000	06/01/36	2,022
9,630,784	i	FNMA	5.971	07/01/36	9,867
16,366,479		FNMA	6.000	10/01/36	16,394
66,413,570	i	FNMA	5.884	11/01/36	67,596
11,204,350		FNMA	6.500	12/01/36	11,325
1,105,234		FNMA	6.500	03/01/37	1,125
9,769,991		FNMA	7.000	04/01/37	10,084
61,322,886		FNMA	6.000	06/01/37	61,415
63,394,415		FNMA	6.000	08/01/37	62,976
13,452,733	h	FNMA	6.000	08/01/37	13,473
17,552,431	h	FNMA	6.500	08/01/37	17,873
7,785,315	h	FNMA	6.000	09/01/37	7,797
8,246,599	h	FNMA	6.000	09/01/37	8,259
4,919,064	h	FNMA	6.000	09/01/37	4,926
6,167,069	h	FNMA	6.000	09/01/37	6,176
28,770,000	v	FNMA	6.000	09/01/37	28,673
22,400,000	h	FNMA	6.500	09/01/37	22,809
13,237,135	h	FNMA	6.500	09/01/37	13,479
10,421,523	h	FNMA	6.500	09/01/37	10,612
19,563,190	h	FNMA	6.500	09/01/37	19,920
28,714,399	h,i	FNMA	5.934	10/01/37	29,764
6,428,586	h	FNMA	6.000	10/01/37	6,438
121,000,000	h	FNMA	6.000	11/25/37	121,038
58,000,000	h	FNMA	6.500	11/25/37	58,997
18,284		Government National Mortgage Association (GNMA)	8.500	12/15/09	19
21,128		GNMA	8.500	12/15/09	22
80,088		GNMA	9.000	12/15/09	83
28,497		GNMA	8.500	01/15/10	30
10,422		GNMA	8.500	01/15/10	11
30,236		GNMA	9.000	06/15/16	32
5,578		GNMA	9.000	09/15/16	6
6,185		GNMA	9.000	09/15/16	7
17,707		GNMA	9.000	09/15/16	19
23,257		GNMA	9.000	11/15/16	25
8,855		GNMA	9.000	12/15/16	9

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 12,194		GNMA	9.000%	12/15/16	$13
182,418		GNMA	9.500	12/15/16	197
13,794		GNMA	9.000	06/15/20	15
85,349		GNMA	8.000	06/15/24	91
145,580		GNMA	8.500	11/20/30	156
104,762		GNMA	8.500	12/20/30	112
2,841,203		GNMA	5.500	11/20/33	2,796
11,162,832		GNMA	5.500	03/20/35	10,976
7,167,539		GNMA	5.500	12/20/35	7,048
68,000,000	h	GNMA	5.500	10/15/37	67,044
		TOTAL MORTGAGE BACKED SECURITIES			2,409,289

MUNICIPAL BONDS - 0.03%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	1,947
		TOTAL MUNICIPAL BONDS			1,947

U.S. TREASURY SECURITIES - 15.61%
282,505,000	d,e	United States Treasury Bond	8.000	11/15/21	372,598
58,400,000		United States Treasury Bond	5.250	02/15/29	61,210
3,861,000	e	United States Treasury Bond	5.375	02/15/31	4,133
677,000	e	United States Treasury Bond	4.500	02/15/36	642
600,000		United States Treasury Bond	4.750	02/15/37	592
38,421,433	k	United States Treasury Inflation Indexed Note	3.875	01/15/09	39,208
85,708,363	e,k	United States Treasury Inflation Indexed Note	0.875	04/15/10	82,863
900,000	e	United States Treasury Note	4.375	01/31/08	901
16,000,000	e	United States Treasury Note	5.125	06/30/08	16,114
49,435,000	e	United States Treasury Note	5.000	07/31/08	49,779
16,850,000	e	United States Treasury Note	4.875	10/31/08	16,997
14,500,000	e	United States Treasury Note	4.000	08/31/09	14,510
58,080,000	e	United States Treasury Note	4.500	05/15/10	58,810
31,969,000	e	United States Treasury Note	4.750	05/31/12	32,696
149,270,000	e	United States Treasury Note	4.625	07/31/12	151,871
47,815,000	e	United States Treasury Note	4.125	08/31/12	47,621
13,000,000		United States Treasury Note	4.250	09/30/12	13,012
61,010,000	e	United States Treasury Note	4.500	05/15/17	60,667
87,009,000	e	United States Treasury Note	4.750	08/15/17	88,178
50,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	18,739
		TOTAL U.S. TREASURY SECURITIES			1,131,141

		TOTAL GOVERNMENT BONDS			4,281,762
		(Cost $4,281,094)

		TOTAL BONDS			7,140,064
		(Cost $7,162,327)
SHARES

PREFERRED STOCKS - 0.05%

DEPOSITORY INSTITUTIONS - 0.05%
134,000		Bank of America Corp			3,296
		TOTAL DEPOSITORY INSTITUTIONS			3,296

		TOTAL PREFERRED STOCKS			3,296
		(Cost $3,350)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
TIAA-CREF MUTUAL FUNDS - 0.06%
434,877	a	TIAA-CREF Institutional High Yield Fund II			$4,323

		TOTAL TIAA-CREF MUTUAL FUNDS			4,323
		(Cost $4,092)
PRINCIPAL

SHORT-TERM INVESTMENTS - 23.85%

COMMERCIAL PAPER - 6.56%
$ 25,000,000	d	Abbott Laboratories, Inc	0.000%	10/23/07	24,914
25,000,000	d	American Express Credit Corp	0.000	10/09/07	24,962
25,000,000		Anheuser-Busch Cos, Inc	0.000	10/01/07	24,990
13,400,000		BMW US Capital Corp	0.000	10/05/07	13,387
18,000,000	d	Campbell Soup Co	0.000	10/17/07	17,952
30,000,000	d	Cargill Global Funding plc	0.000	11/13/07	29,806
30,000,000	d	Ciesco LLC	0.000	10/18/07	29,911
10,000,000	d	Corporate Asset Funding Corp	0.000	10/19/07	9,969
30,000,000	d	Danske Corp	0.000	10/29/07	29,871
30,000,000	d	Eaton Corp	0.000	10/16/07	29,925
25,000,000	d	General Electric Capital Corp	0.000	10/09/07	24,962
10,000,000	d	Govco LLC	0.000	10/05/07	9,989
11,500,000	d	Govco LLC	0.000	11/15/07	11,419
4,300,000		Harley-Davidson Funding Corp	0.000	10/10/07	4,293
6,320,000	d	ING US Funding LLC	0.000	12/18/07	6,248
29,900,000		International Business Machines Corp	0.000	10/01/07	29,887
20,000,000	d	Johnson & Johnson	0.000	11/20/07	19,852
30,000,000	d	Nestle Capital Corp	0.000	10/03/07	29,979
5,000,000	d	Private Export Funding Corp	0.000	10/19/07	4,985
10,200,000	d	Rabobank USA Financial Corp	0.000	10/04/07	10,192
27,900,000	d	Societe Generale North America, Inc	0.000	10/01/07	27,888
30,000,000	d	Svensk Exportkredit AB	0.000	11/29/07	29,741
30,000,000	d	Variable Funding Capital Corp	0.000	10/02/07	29,982
		TOTAL COMMERCIAL PAPER			475,104

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.48%
34,900,000		Federal National Mortgage Association (FNMA)	0.000	10/12/07	34,852
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			34,852

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 16.81%
1,217,584,000		Bank of New York Institutional Cash Reserves Fund	5.524	10/01/07	1,218,320
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,218,320

		TOTAL SHORT-TERM INVESTMENTS			1,728,276
		(Cost $1,728,470)

		TOTAL PORTFOLIO - 122.49%			8,875,959
		(Cost $8,898,239)
		OTHER ASSETS & LIABILITIES, NET - (22.49%)			(1,629,704)

		NET ASSETS - 100.00%			$7,246,255

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
LP	Limited Partnership
N/R	Not rated by Moody's
plc	Public Limited Company

a	Affiliated Holding
d	All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2007, the value of these securities amounted to $281,551,300 or 3.89% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of September 30, 2007.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.
+	As provided by Moody's Investors Service.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2007, the net unrealized depreciation on investments was $22,279,653, consisting of gross unrealized appreciation of $48,885,964 and gross unrealized depreciation of $71,165,617.

Companies in which the Account held 5% or more of the outstanding voting shares are considered "affiliated companies"
of the Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-BOND MARKET ACCOUNT
JANUARY 1, 2007 - SEPTEMBER 30, 2007

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2006	Cost	Proceeds	Gain/(Loss)	Income	Expense	September 30, 2007	September 30, 2007

TIAA-CREF High-Yield Bond Fund	$4,147,626	$97,441	$-	$-	$97,441	$-	-	$ *
TIAA-CREF Institutional High Yield Fund II	**	139,385	-	-	139,385	-	434,878	4,322,685
		$236,826	$-	$-	$236,826	$-		$4,322,685

*        Not an Affiliate as of September 30, 2007
**      Not an Affiliate as of December 31, 2006

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2007

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

GOVERNMENT BONDS - 99.08%

U.S. TREASURY SECURITIES - 99.08%
$ 278,430,918	k	United States Treasury Inflation Indexed Bond	2.375%	01/15/25	$280,889
180,512,280	k	United States Treasury Inflation Indexed Bond	2.000	01/15/26	172,389
146,260,056	k	United States Treasury Inflation Indexed Bond	2.375	01/15/27	148,043
187,397,964	k	United States Treasury Inflation Indexed Bond	3.625	04/15/28	228,274
213,967,152	e,k	United States Treasury Inflation Indexed Bond	3.875	04/15/29	271,705
57,954,779	k	United States Treasury Inflation Indexed Bond	3.375	04/15/32	70,786
174,592,070	e,k	United States Treasury Inflation Indexed Note	3.875	01/15/09	178,166
126,519,395	k	United States Treasury Inflation Indexed Note	4.250	01/15/10	132,499
299,154,624	k	United States Treasury Inflation Indexed Note	0.875	04/15/10	289,222
126,593,635	e,k	United States Treasury Inflation Indexed Note	3.500	01/15/11	132,112
187,503,445	k	United States Treasury Inflation Indexed Note	2.375	04/15/11	188,719
69,500,309	k	United States Treasury Inflation Indexed Note	3.375	01/15/12	73,084
83,147,310	e,k	United States Treasury Inflation Indexed Note	2.000	04/15/12	82,543
241,462,447	k	United States Treasury Inflation Indexed Note	3.000	07/15/12	251,310
226,691,903	k	United States Treasury Inflation Indexed Note	1.875	07/15/13	223,079
237,015,495	k	United States Treasury Inflation Indexed Note	2.000	01/15/14	233,608
212,005,761	k	United States Treasury Inflation Indexed Note	2.000	07/15/14	209,140
209,423,607	k	United States Treasury Inflation Indexed Note	1.625	01/15/15	200,360
181,410,460	k	United States Treasury Inflation Indexed Note	1.875	07/15/15	176,606
181,404,346	k	United States Treasury Inflation Indexed Note	2.000	01/15/16	177,323
174,829,080	e,k	United States Treasury Inflation Indexed Note	2.500	07/15/16	178,080
155,969,410	e,k	United States Treasury Inflation Indexed Note	2.375	01/15/17	157,091
80,302,696	e,k	United States Treasury Inflation Indexed Note	2.625	07/15/17	82,774
		TOTAL U.S. TREASURY SECURITIES			4,137,802

		TOTAL GOVERNMENT BONDS			4,137,802
		(Cost $ 4,083,473)

SHORT-TERM INVESTMENTS - 3.76%

COMMERCIAL PAPER - 0.10%
4,300,000		UBS Finance (Delaware) LLC	0.000	10/01/07	4,298
		TOTAL COMMERCIAL PAPER			4,298

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.66%
REPURCHASED AGREEMENTS
25,000,000		Bear Stearns & Co, Inc 4.930% Dated 09/30/2007,			25,010
		Due 10/01/2007 In the Amount of $25,010,271
		Fully Collateralized as follows:
		Federal National Mortgage Association (FNMA) 7.125%, 06/15/2010		$ 25,564,539
		Total Market Value		25,564,539

25,000,000		Credit Suisse (USA), Inc 4.950% Dated 09/30/2007,			25,011
		Due 10/01/2007 In the Amount of $25,010,313
		Fully Collateralized as follows:

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

				VALUE
PRINCIPAL				(000)
		Federal National Mortgage Association (FNMA) 4.375% - 7.250%, 01/15/2010 - 01/15/2030	$ 25,168,851
		Total Market Value	25,168,851

$ 25,000,000		Goldman Sachs & Co, Inc 4.900% Dated 09/30/2007,		$25,010
		Due 10/01/2007 In the Amount of $25,010,208
		Fully Collateralized as follows:
		Federal National Mortgage Association (FNMA) 5.250%, 08/01/2012	25,502,371
		Total Market Value	25,502,371

25,000,000		JP Morgan Securities 4.950% Dated 09/30/2007,		25,011
		Due 10/01/2007 In the Amount of $25,010,313
		Fully Collateralized as follows:
		Federal Home Loan Mortgage Corp (FHLMC) 5.350%, 11/14/2011	25,721,063
		Total Market Value	25,721,063

10,000,000		Lehman Brothers, Inc 3.950% Dated 09/30/2007,		10,003
		Due 10/01/2007 In the Amount of $10,003,292
		Fully Collateralized as follows:
		U.S. Treasury Bond 2.375%, 01/15/2025	10,300,000
		Total Market Value	10,300,000

17,709,000		Merrill Lynch & Co, Inc 4.890% Dated 09/30/2007,		17,716
		Due 10/01/2007 In the Amount of $17,716,216
		Fully Collateralized as follows:
		Federal National Mortgage Association (FNMA) 6.000%, 04/18/2036	18,461,523
		Total Market Value	18,461,523

25,000,000		Morgan Stanley & Co, Inc 4.950% Dated 09/30/2007,		25,010
		Due 10/01/2007 In the Amount of $25,010,313
		Fully Collateralized as follows:
		Federal National Mortgage Association (FNMA) 5.350%, 11/14/2011	25,721,063
		Total Market Value	25,721,063

		TOTAL INVESTMENT OF CASH COLLATERAL
		FOR SECURITIES LOANED		152,771

		TOTAL SHORT-TERM INVESTMENTS		157,069
		(Cost $ 157,071)

		TOTAL PORTFOLIO - 102.84%		4,294,871
		(Cost $ 4,240,544)
		OTHER ASSETS & LIABILITIES, NET - (2.84%)		(118,552)

		NET ASSETS - 100.00%		$4,176,319

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company

	e	All or a portion of these securities are out on loan.
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2007, the net unrealized appreciation on investments was $54,327,692, consisting of gross unrealized appreciation of $100,507,630 and gross unrealized depreciation of $46,179,938.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2007

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

BONDS - 39.16%

CORPORATE BONDS - 16.77%

AMUSEMENT AND RECREATION SERVICES - 0.05%
$ 2,000,000		International Speedway Corp	5.400%	04/15/14	Baa2	$1,950
3,000,000		Walt Disney Co	5.700	07/15/11	A2	3,043
		TOTAL AMUSEMENT AND RECREATION SERVICES				4,993

ASSET BACKED - 4.24%
3,400,000		AmeriCredit Automobile Receivables Trust Series 2006-AF (Class A3)	5.560	09/06/11	Aaa	3,409
10,250,000		AmeriCredit Automobile Receivables Trust Series 2006-AF (Class A4)	5.640	09/06/13	Aaa	10,345
5,000,000		AmeriCredit Automobile Receivables Trust Series 2007-BF (Class A3A)	5.160	04/06/12	Aaa	5,002
4,000,000		Capital One Auto Finance Trust Series 2007-A (Class A3A)	5.250	08/15/11	Aaa	4,006
4,000,000		Capital One Auto Finance Trust Series 2007-B (Class A3A)	5.030	04/15/12	Aaa	3,996
10,000,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	9,900
4,204,411	i	Chase Funding Loan Acquisition Trust Series 2004-OPT1 (Class M1)	5.701	06/25/34	Aa2	3,845
19,637,083	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2003-6 (Class 1A7)	4.277	09/25/33	Aaa	18,406
346,653		Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2004-2 (Class 1A3)	4.209	02/25/35	Aaa	345
883,119	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	598
1,107,922		Chase Manhattan Auto Owner Trust Series 2004-A (Class A4)	2.830	09/15/10	Aaa	1,098
5,500,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	5,480
7,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class A3)	5.706	07/25/36	Aaa	6,933
12,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-2 (Class A3)	5.563	09/25/36	Aaa	11,878
2,058,864		Countrywide Asset-Backed Certificates Series 2002-S2
		(Class A5)	5.978	01/25/17	Aaa	2,037
5,000,000	i	Countrywide Asset-Backed Certificates Series 2007-S2
		(Class A3)	5.813	05/25/37	Aaa	4,945
942,077	i	Countrywide Home Equity Loan Trust Series 2004-B
		(Class 1A)	5.973	02/15/29	Aaa	929
5,406,179	i	Credit-Based Asset Servicing and Securitization LLC Series 2007-
		MX1 (Class A1)	6.159	12/25/36	Aaa	5,388
6,500,000	i	Credit-Based Asset Servicing and Securitization LLC Series 2007-
		MX1 (Class A2)	5.763	12/25/36	Aaa	6,387
12,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A (Class AF3)	5.781	01/25/35	Aaa	11,846
3,500,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Aaa	3,471
2,282,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Aaa	2,252
10,000,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A3)	5.010	02/25/11	Aaa	9,962
2,500,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A5)	5.080	11/25/11	Aaa	2,483
3,635,000		Hertz Vehicle Financing LLC Series 2005-2A (Class A2)	4.930	02/25/10	Aaa	3,625
2,021,417		HFC Home Equity Loan Asset Backed Certificates Series 2006-4
		(Class A1F)	5.790	03/20/36	Aaa	2,013

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 4,742,334	i	HFC Home Equity Loan Asset Backed Certificates Series 2007-1
		(Class A1F)	5.910%	03/20/36	Aaa	$4,724
4,000,000	i	HFC Home Equity Loan Asset Backed Certificates Series 2007-1
		(Class A3F)	5.730	03/20/36	Aaa	3,965
10,000,000		Honda Auto Receivables Owner Trust Series 2007-1
		(Class A4)	5.090	07/18/13	N/R	9,980
10,000,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	10,036
21,000,000		Household Automotive Trust Series 2006-3 (Class A4)	5.340	09/17/13	Aaa	21,098
16,000,000		Household Credit Card Master Note Trust I Series 2006-1
		(Class A)	5.100	06/15/12	Aaa	16,086
4,459,621		Hyundai Auto Receivables Trust Series 2006-A (Class A3)	5.130	06/15/10	Aaa	4,456
20,000,000		Hyundai Auto Receivables Trust Series 2006-B (Class A4)	5.150	05/15/13	Aaa	19,950
3,000,000	i	IXIS Real Estate Capital Trust Series 2006-HE1 (Class A2)	5.271	03/25/36	Aaa	2,987
8,000,000		JPMorgan Auto Receivables Trust Series 2007-A (Class A3)	5.190	02/15/11	Aaa	8,010
3,174,918		Marriott Vacation Club Owner Trust Series 2006-2A (Class A)	5.362	10/20/28	Aaa	3,192
3,856,742	m	Marriott Vacation Club Owner Trust Series 2007-1A (Class A)	5.518	05/20/29	Aaa	3,849
16,000,000		Nissan Auto Lease Trust Series 2006-A (Class A3)	5.110	03/15/10	Aaa	15,996
8,500,000		Nissan Auto Lease Trust Series 2006-A (Class A4)	5.100	07/16/12	Aaa	8,502
5,000,000		Nissan Auto Receivables Owner Trust Series 2007-A
		(Class A3)	5.100	11/15/10	Aaa	5,003
3,250,000	i	Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	3,223
2,893,538	i	Residential Asset Mortgage Products, Inc Series 2003-RZ5
		(Class A7)	4.970	09/25/33	Aaa	2,873
4,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-H12
		(Class A2)	5.750	02/25/36	Aaa	3,974
3,000,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class A3)	5.570	02/25/36	Aaa	2,934
2,000,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class M1)	6.010	02/25/36	Aa1	1,651
200,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class M2)	6.060	02/25/36	Aa2	159
5,700,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI3
		(Class A3)	5.960	02/25/36	Aaa	5,682
7,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI4
		(Class A2)	5.450	09/25/36	Aaa	6,907
18,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI4
		(Class A3)	5.440	09/25/36	Aaa	17,493
5,003,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI5
		(Class A2)	5.520	04/25/21	Aaa	4,916
9,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI5
		(Class A3)	5.500	08/25/25	Aaa	8,724
4,000,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HSA2
		(Class AI3)	5.550	03/25/36	Aaa	3,931
2,420,631	m,v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	2,446
15,791,070	m,v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	15,293
20,000,000		Volkswagen Auto Lease Trust Series 2006-A (Class A3)	5.500	09/21/09	Aaa	20,044
3,000,000	m,v	Wachovia Amortization Controlled Heloc NIM Series 2006-N1
		(Class N1)	5.683	08/12/47	A3	2,935
10,000,000		Wachovia Auto Loan Owner Trust Series 2006-2A (Class A3)	5.230	08/22/11	Aaa	10,006
2,793,017	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.491	05/25/35	N/R	2,706
		TOTAL ASSET BACKED				394,310

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.13%
7,500,000		Home Depot, Inc	5.400	03/01/16	Baa1	7,027

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 5,000,000		Lowe's Cos, Inc	8.250%	06/01/10	A1	$5,402
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				12,429

CHEMICALS AND ALLIED PRODUCTS - 0.23%
1,000,000		Abbott Laboratories	3.750	03/15/11	A1	964
4,000,000		Abbott Laboratories	5.600	05/15/11	A1	4,074
3,150,000	g	Amgen, Inc	5.850	06/01/17	A2	3,120
2,500,000		Ecolab, Inc	6.875	02/01/11	A2	2,614
3,000,000		Genentech, Inc	5.250	07/15/35	A1	2,649
2,000,000		Johnson & Johnson	5.950	08/15/37	Aaa	2,051
1,500,000		Lubrizol Corp	4.625	10/01/09	Baa3	1,488
5,000,000		Praxair, Inc	3.950	06/01/13	A2	4,651
		TOTAL CHEMICALS AND ALLIED PRODUCTS				21,611

COMMUNICATIONS - 0.54%
4,343,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	4,534
2,205,000	g	ALLTEL Ohio LP	8.000	08/15/10	A2	2,151
1,184,000		AT&T Corp	7.300	11/15/11	A2	1,272
8,000,000		AT&T, Inc	5.100	09/15/14	A2	7,741
1,000,000		AT&T, Inc	6.150	09/15/34	A2	989
3,804,966		Bellsouth Telecommunications, Inc	6.300	12/15/15	A2	3,929
2,500,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A3	2,705
1,500,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	1,899
8,500,000		Sprint Capital Corp	8.375	03/15/12	Baa3	9,359
5,000,000	g	Time Warner Cable, Inc	5.400	07/02/12	Baa2	4,938
2,500,000	g	Time Warner Cable, Inc	5.850	05/01/17	Baa2	2,430
2,500,000	g	Time Warner Cable, Inc	6.550	05/01/37	Baa2	2,452
1,500,000		Verizon Communications, Inc	5.850	09/15/35	A3	1,433
4,000,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	4,069
		TOTAL COMMUNICATIONS				49,901

DEPOSITORY INSTITUTIONS - 2.39%
1,300,000	g	Amsouth Bank	4.850	04/01/13	A1	1,260
1,000,000		Astoria Financial Corp	5.750	10/15/12	A2	993
14,300,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	14,673
13,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	13,263
5,000,000		Bank of America Corp	4.875	09/15/12	Aa1	4,893
5,000,000		Bank of America NA	5.300	03/15/17	Aa1	4,850
5,250,000		Bank of America NA	6.000	10/15/36	Aa1	5,151
3,000,000		Bank of Hawaii	6.875	03/01/09	A1	3,085
1,000,000	i	Bank of New York Co, Inc	3.400	03/15/13	Aa3	992
1,500,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	1,450
2,500,000		Capital One Bank	4.250	12/01/08	A2	2,471
3,000,000	g	Corestates Capital Trust I	8.000	12/15/26	A1	3,109
8,800,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	8,226
6,500,000		FIA Card Services NA	7.125	11/15/12	Aa1	6,994
3,000,000		First Union National Bank of Florida	6.180	02/15/36	Aa2	3,120
5,000,000		Firstar Bank NA	7.125	12/01/09	Aa2	5,201
2,000,000		Greenpoint Financial Corp	3.200	06/06/08	A3	1,974
2,500,000		Independence Community Bank Corp	4.900	09/23/10	A3	2,438
5,000,000		M&I Marshall & Ilsley Bank	5.300	09/08/11	Aa3	5,028
5,000,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	4,792
5,000,000		Mellon Funding Corp	6.400	05/14/11	Aa3	5,185
5,000,000		Mercantile Bankshares Corp	4.625	04/15/13	A2	4,752
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	N/R	1,276
1,250,000		National City Bank	7.250	07/15/10	N/R	1,312

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 8,000,000	g	Nationwide Building Society	5.500%	07/18/12	Aaa	$8,196
5,000,000		NB Capital Trust IV	8.250	04/15/27	Aa2	5,204
2,140,000	g	OMX Timber Finance Investments LLC Series 1	5.420	01/29/20	Aa3	2,089
3,000,000		Popular North America, Inc	3.875	10/01/08	A2	2,946
2,000,000		Popular North America, Inc	5.650	04/15/09	A2	2,016
5,000,000		Regions Bank	6.450	06/26/37	A1	5,103
1,400,000		Roslyn Bancorp, Inc	5.750	11/15/07	A3	1,399
7,185,000		Roslyn Bancorp, Inc	7.500	12/01/08	A3	7,341
4,000,000		SouthTrust Bank	6.565	12/15/27	Aa2	4,132
1,365,000		SouthTrust Bank	6.125	01/09/28	Aa2	1,379
3,000,000		Sovereign Bank	4.000	02/01/08	A2	2,985
2,000,000		State Street Bank & Trust Co	5.250	10/15/18	Aa2	1,883
7,312,000		State Street Corp	7.650	06/15/10	A2	7,771
10,228,000		SunTrust Banks, Inc	6.000	02/15/26	A1	9,963
1,475,000		SunTrust Banks, Inc	6.000	01/15/28	N/R	1,481
4,000,000		Union Bank of California NA	5.950	05/11/16	A1	3,971
1,112,000		US Bank NA	6.375	08/01/11	Aa2	1,158
3,000,000		US Bank NA	6.300	02/04/14	Aa2	3,105
4,000,000		Wachovia Bank NA	4.875	02/01/15	Aa2	3,784
2,000,000		Wachovia Bank NA	5.850	02/01/37	Aa2	1,911
6,000,000		Wachovia Corp	5.300	10/15/11	Aa3	6,028
3,000,000		Washington Mutual Bank	5.650	08/15/14	A2	2,888
5,000,000		Webster Bank	5.875	01/15/13	A3	4,965
3,500,000		Wells Fargo & Co	4.875	01/12/11	Aa1	3,467
1,500,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	1,557
5,000,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	4,748
3,000,000		Wells Fargo Bank NA	5.950	08/26/36	Aa1	2,932
5,750,000		Western Financial Bank	9.625	05/15/12	Aa2	6,173
5,000,000	i	World Savings Bank FSB	5.804	09/16/09	Aa1	5,006
		TOTAL DEPOSITORY INSTITUTIONS				222,069

EATING AND DRINKING PLACES - 0.06%
5,000,000		McDonald's Corp	5.750	03/01/12	A3	5,095
		TOTAL EATING AND DRINKING PLACES				5,095

ELECTRIC, GAS, AND SANITARY SERVICES - 0.90%
4,000,000		AGL Capital Corp	6.000	10/01/34	Baa1	3,742
5,000,000		Atmos Energy Corp	5.125	01/15/13	Baa3	4,841
2,000,000		Connecticut Light & Power	5.750	03/01/37	A3	1,807
5,000,000	g	Great River Energy	5.829	07/01/17	Aaa	5,111
5,000,000		Hawaiian Electric Industries, Inc	6.141	08/15/11	Baa2	5,167
3,000,000		Idaho Power Co	7.200	12/01/09	A3	3,134
5,000,000		Idaho Power Co	5.500	04/01/33	A3	4,593
7,500,000	g	International Transmission Co	4.450	07/15/13	A3	7,050
1,550,000		Laclede Gas Co	6.500	11/15/10	A3	1,602
2,500,000		Laclede Gas Co	6.150	06/01/36	A3	2,471
5,000,000		National Fuel Gas Co	6.000	03/01/09	Baa1	5,085
6,000,000		Nevada Power Co	6.650	04/01/36	Ba1	5,956
2,000,000		Nicor, Inc	6.580	02/15/28	A1	2,125
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	A2	1,399
4,000,000		ONEOK Partners LP	5.900	04/01/12	Baa2	4,048
2,185,000	g	Pedernales Electric Cooperative	6.202	11/15/32	N/R	2,196
2,000,000		Piedmont Natural Gas Co	7.350	09/25/09	A3	2,083
2,000,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	1,957
5,000,000		Questar Market Resources, Inc	6.050	09/01/16	Baa3	5,006
2,000,000		Questar Pipeline Co	6.570	09/26/11	A2	2,113

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 2,500,000		Texas Eastern Transmission LP	7.300%	12/01/10	A3	$2,665
5,000,000		Washington Gas Light Co	5.440	08/11/25	A2	4,649
5,000,000		Wisconsin Public Service Corp	6.125	08/01/11	Aa3	5,147
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				83,947

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.09%
3,500,000		Cisco Systems, Inc	5.500	02/22/16	A1	3,476
5,000,000		Hubbell, Inc	6.375	05/15/12	A3	5,297
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				8,773

FABRICATED METAL PRODUCTS - 0.07%
2,000,000		Pentair, Inc	7.850	10/15/09	Baa3	2,113
4,000,000		Stanley Works	5.000	03/15/10	A2	4,007
		TOTAL FABRICATED METAL PRODUCTS				6,120

FOOD AND KINDRED PRODUCTS - 0.40%
5,000,000		Bottling Group LLC	4.625	11/15/12	Aa2	4,895
5,000,000		Campbell Soup Co	5.000	12/03/12	A3	4,926
6,700,000		Coca-Cola Bottling Co Consolidated	5.000	11/15/12	Baa2	6,480
5,000,000		Coca-Cola Enterprises, Inc	8.500	02/01/22	A3	6,173
5,000,000		Kellogg Co	6.600	04/01/11	A3	5,219
2,500,000		Kraft Foods, Inc	6.000	02/11/13	Baa2	2,574
5,000,000		PepsiAmericas, Inc	5.625	05/31/11	Baa1	5,057
2,500,000		WM Wrigley Jr Co	4.650	07/15/15	A1	2,346
		TOTAL FOOD AND KINDRED PRODUCTS				37,670

FOOD STORES - 0.06%
5,000,000		Kroger Co	8.050	02/01/10	Baa2	5,318
		TOTAL FOOD STORES				5,318

FURNITURE AND FIXTURES - 0.04%
4,000,000		Leggett & Platt, Inc	4.700	04/01/13	A2	3,738
		TOTAL FURNITURE AND FIXTURES				3,738

GENERAL BUILDING CONTRACTORS - 0.11%
3,000,000		Lennar Corp	5.125	10/01/10	Baa2	2,821
3,000,000	e	M/I Homes, Inc	6.875	04/01/12	Ba3	2,460
3,000,000		MDC Holdings, Inc	5.375	07/01/15	Baa3	2,699
2,000,000		Ryland Group, Inc	5.375	05/15/12	Baa3	1,857
		TOTAL GENERAL BUILDING CONTRACTORS				9,837

GENERAL MERCHANDISE STORES - 0.03%
2,500,000		Target Corp	5.375	05/01/17	A1	2,398
		TOTAL GENERAL MERCHANDISE STORES				2,398

HEALTH SERVICES - 0.02%
1,500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	1,517
		TOTAL HEALTH SERVICES				1,517

HOLDING AND OTHER INVESTMENT OFFICES - 0.28%
2,500,000		AMB Property LP	5.450	12/01/10	Baa1	2,480
5,000,000		Archstone-Smith Trust	7.500	02/15/14	Baa1	5,350
3,000,000		Highwoods Properties, Inc	5.850	03/15/17	Ba1	2,843
5,000,000		Kimco Realty Corp	5.304	02/22/11	Baa1	4,986
2,000,000		Simon Property Group LP	5.250	12/01/16	A3	1,871
5,500,000		Washington Real Estate Investment Trust	6.898	02/25/08	Baa1	5,538

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 3,000,000		Washington Real Estate Investment Trust	5.125%	03/15/13	Baa1	$2,893
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				25,961

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.19%
4,340,000		Deere & Co	8.100	05/15/30	A2	5,422
2,000,000		John Deere Capital Corp	7.000	03/15/12	A2	2,138
10,065,000	g	Pall Corp	6.000	08/01/12	Baa1	10,288
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				17,848

INSTRUMENTS AND RELATED PRODUCTS - 0.31%
5,000,000		Beckman Coulter, Inc	6.875	11/15/11	Baa3	5,209
4,500,000		Becton Dickinson & Co	7.150	10/01/09	A2	4,714
5,000,000		Boston Scientific Corp	6.250	11/15/15	Ba2	4,550
6,450,000		CR Bard, Inc	6.700	12/01/26	Baa1	6,495
3,500,000		Medtronic, Inc	4.750	09/15/15	A1	3,285
3,000,000		Thermo Fisher Scientific, Inc	7.625	10/30/08	Baa2	3,059
2,000,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	1,868
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				29,180

INSURANCE CARRIERS - 0.83%
3,000,000		Aetna, Inc	6.625	06/15/36	A3	3,051
2,800,000	g	Anthem Insurance Co, Inc	9.125	04/01/10	A3	3,058
3,000,000	i	Chubb Corp	6.375	03/29/37	A3	2,982
3,500,000		Cincinnati Financial Corp	6.125	11/01/34	A2	3,350
3,000,000		First American Corp	5.700	08/01/14	Baa2	2,988
2,500,000	i	Hartford Life Global Funding Trusts	5.794	03/15/11	Aa3	2,490
5,000,000	g	Health Care Service Corp	7.750	06/15/11	A1	5,454
1,200,000	g	Jackson National Life Global Funding	6.125	05/30/12	A1	1,246
5,000,000	g,i	Jefferson-Pilot Life Funding Trust I	3.250	06/02/08	Baa3	5,004
1,945,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa1	2,086
5,000,000		Markel Corp	7.000	05/15/08	Baa3	5,052
2,000,000		Markel Corp	6.800	02/15/13	Baa3	2,060
3,300,000		Markel Corp	7.350	08/15/34	Baa3	3,395
5,000,000	g	Nationwide Life Global Funding I	5.350	03/15/11	Aa3	5,098
5,000,000	g	New York Life Global Funding	4.625	08/16/10	Aaa	4,998
4,900,000	g	Ohio National Financial Services, Inc	7.000	07/15/11	Baa1	5,173
3,500,000	g	Pricoa Global Funding I	4.625	06/25/12	Aa3	3,411
2,500,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	2,452
1,036,000		Protective Life Corp	4.300	06/01/13	A3	978
2,500,000		Protective Life Secured Trusts	4.850	08/16/10	Aa3	2,491
2,500,000		Protective Life Secured Trusts	4.000	04/01/11	Aa3	2,414
1,500,000	g	Prudential Funding LLC	6.600	05/15/08	A1	1,509
2,500,000	g	Prudential Funding LLC	6.750	09/15/23	A1	2,587
2,000,000		WellPoint, Inc	5.875	06/15/17	Baa1	1,986
1,500,000		WellPoint, Inc	5.850	01/15/36	Baa1	1,380
		TOTAL INSURANCE CARRIERS				76,693

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.05%
5,000,000		Harsco Corp	5.125	09/15/13	A3	4,964
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				4,964

MISCELLANEOUS RETAIL - 0.08%
3,000,000		CVS Caremark Corp	5.750	06/01/17	Baa2	2,928
4,353,100	g	CVS Caremark Corp	5.298	01/11/27	Baa2	4,175
		TOTAL MISCELLANEOUS RETAIL				7,103

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
MOTION PICTURES - 0.15%
$ 6,000,000		Historic TW, Inc	6.625%	05/15/29	Baa2	$5,876
5,234,000		Time Warner Entertainment Co LP	10.150	05/01/12	Baa2	6,187
2,000,000		Time Warner, Inc	5.500	11/15/11	Baa2	1,997
		TOTAL MOTION PICTURES				14,060

NONDEPOSITORY INSTITUTIONS - 0.53%
5,000,000		American Capital Strategies Ltd	6.850	08/01/12	Baa2	5,133
5,000,000	e,i	American Express Credit Corp	5.815	10/04/10	Aa3	4,967
4,000,000		Capital One Financial Corp	5.700	09/15/11	A3	4,007
5,000,000		Capital One Financial Corp	5.500	06/01/15	A3	4,764
2,000,000	e	CIT Group, Inc	5.400	02/13/12	A2	1,929
2,500,000	i	Countrywide Financial Corp	5.800	05/07/12	Baa3	2,328
4,000,000	g	IBM Canada Credit Services Co	3.750	11/30/07	A1	3,989
3,500,000	g,i	Meridian Funding Co LLC	5.590	07/21/11	Aaa	3,239
6,000,000		Residential Capital LLC	7.500	04/17/13	Ba1	4,845
10,000,000		SLM Corp	5.400	10/25/11	Baa1	9,336
5,000,000		SLM Corp	5.375	05/15/14	Baa1	4,363
		TOTAL NONDEPOSITORY INSTITUTIONS				48,900

OIL AND GAS EXTRACTION - 0.58%
5,000,000		Apache Corp	5.250	04/15/13	A3	4,972
3,000,000		Apache Corp	6.000	01/15/37	A3	2,888
3,500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	3,404
3,900,000		Devon OEI Operating, Inc	4.375	10/01/07	Baa1	3,900
5,700,000		ENSCO International, Inc	6.750	11/15/07	Baa1	5,713
8,500,000	g	EOG Resources Canada, Inc	4.750	03/15/14	A3	8,276
5,000,000		EOG Resources, Inc	5.875	09/15/17	A3	4,998
2,000,000		Equitable Resources, Inc	5.000	10/01/15	A2	1,901
2,000,000		Noble Energy, Inc	8.000	04/01/27	Baa2	2,295
7,775,000		Smith International, Inc	6.750	02/15/11	Baa1	8,139
2,000,000		Valero Logistics Operations LP	6.050	03/15/13	Baa3	2,008
5,000,000		XTO Energy, Inc	6.250	04/15/13	Baa2	5,139
		TOTAL OIL AND GAS EXTRACTION				53,633

OTHER MORTGAGE BACKED SECURITIES - 2.92%
6,000,000		Banc of America Commercial Mortgage, Inc Series 2002-2 (Class A3)	5.118	07/11/43	N/R	5,992
10,000,000	i	Banc of America Commercial Mortgage, Inc Series 2004-4 (Class A6)	4.877	07/10/42	N/R	9,670
3,000,000	i	Banc of America Commercial Mortgage, Inc Series 2005-1 (Class B)	5.143	11/10/42	N/R	2,882
8,370,000	i	Banc of America Commercial Mortgage, Inc Series 2005-5 (Class AJ)	5.330	10/10/45	Aaa	7,997
1,375,000	i	Banc of America Commercial Mortgage, Inc Series 2005-6 (Class AJ)	5.353	09/10/47	Aaa	1,317
2,000,000	i	Banc of America Commercial Mortgage, Inc Series 2006-2 (Class A4)	5.930	05/10/45	N/R	2,038
4,800,000		Banc of America Commercial Mortgage, Inc Series 2006-4 (Class A4)	5.634	07/10/46	Aaa	4,830
3,350,000		Banc of America Commercial Mortgage, Inc Series 2006-5 (Class A4)	5.414	09/10/47	Aaa	3,320
5,119,862		Banc of America Mortgage Securities Series 2006-1
		(Class A8)	6.000	05/01/36	Aaa	5,141
2,080,709		Bank of America Alternative Loan Trust Series 2004-8 (Class 3A1)	5.500	09/25/19	Aaa	2,083

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 4,500,000	i	Bear Stearns Commercial Mortgage Securities Series 2005-PW10
		(Class AJ)	5.615%	12/11/40	Aaa	$4,386
4,100,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-PW11
		(Class A4)	5.624	03/11/39	N/R	4,109
3,000,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-PW12
		(Class A4)	5.895	09/11/38	Aaa	3,055
5,375,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW13
		(Class A4)	5.540	09/11/41	N/R	5,377
3,000,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW14
		(Class A4)	5.201	12/11/38	N/R	2,924
2,000,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-T22
		(Class A4)	5.632	04/12/38	Aaa	2,014
4,000,000		Bear Stearns Commercial Mortgage Securities Series 2006-T24
		(Class A4)	5.537	10/12/41	Aaa	4,002
10,500,000		Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3
		(Class A5)	5.617	10/15/48	Aaa	10,549
8,799,903		Citimortgage Alternative Loan Trust Series 2006-A1 (Class 2A1)	5.250	03/25/21	Aaa	8,673
3,875,991		Countrywide Home Loan Mortgage Pass Through Trust
		Series 2005-17 (Class 1A10)	5.250	09/25/35	N/R	3,859
4,500,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C1 (Class A4)	5.609	02/15/39	N/R	4,514
4,800,000		Credit Suisse Mortgage Capital Certificates Series 2006-C4 (Class A3)	5.467	09/15/39	Aaa	4,766
5,000,000		Credit Suisse Mortgage Capital Certificates Series 2006-C5 (Class A3)	5.311	12/15/39	Aaa	4,907
7,000,000	i	Credit Suisse/Morgan Stanley Commercial Mortgage Certificate
		Series HC1A (Class A1)	5.943	05/15/23	Aaa	6,975
5,970,579		CS First Boston Mortgage Securities Corp Series 2005-5 (Class 7A1)	6.000	07/25/35	Aaa	5,958
25,000,000		GS Mortgage Securities Corp II Series 2001-ROCK (Class A2)	6.624	05/03/18	Aaa	26,485
10,000,000	i	GS Mortgage Securities Corp II Series 2001-ROCK (Class BFL)	6.145	05/03/18	Aaa	10,139
3,000,000		GS Mortgage Securities Corp II Series 2006-GG8 (Class A4)	5.560	11/10/39	Aaa	3,002
5,000,000	i	GS Mortgage Securities Corp II Series 2007-GG10 (Class A2)	5.778	08/10/45	Aaa	5,082
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	1,006
9,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	8,965
6,000,000		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	5,917
5,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2007-LD11 (Class AJ)	6.007	06/15/49	Aaa	4,912
3,100,000		LB-UBS Commercial Mortgage Trust Series 2005-C3 (Class A2)	4.553	07/15/30	Aaa	3,066
3,000,000	i	LB-UBS Commercial Mortgage Trust Series 2005-C5 (Class AJ)	5.057	09/15/40	N/R	2,837
716,603		MASTR Asset Securitization Trust Series 2005-2 (Class 3A1)	5.000	10/25/20	Aaa	708
10,000,000	i	Merrill Lynch Mortgage Trust Series 2003-KEY1 (Class A4)	5.236	11/12/35	N/R	9,922
2,675,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	2,646
1,300,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)	5.843	05/12/39	N/R	1,320
2,300,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust
		Series 2006-1 (Class A4)	5.607	02/12/39	N/R	2,299
10,000,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	N/R	9,954
5,000,000	i	Morgan Stanley Capital I Series 2006-HE1 (Class A2)	5.251	01/25/36	Aaa	4,969

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 4,400,000		Morgan Stanley Capital I Series 2006-HQ10 (Class A4)	5.328%	11/12/41	Aaa	$4,332
350,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.641	03/12/44	Aaa	341
1,211,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	N/R	1,227
2,500,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class A4)	5.944	10/15/42	N/R	2,545
1,500,000	i	Morgan Stanley Capital I Series 2006-T21 (Class AJ)	5.273	10/12/52	Aaa	1,432
4,000,000		Morgan Stanley Capital I Series 2007-HQ11 (Class A31)	5.439	02/12/44	Aaa	3,958
5,605,356		Residential Funding Mortgage Security I Series 2004-S5
		(Class 2A1)	4.500	05/25/19	N/R	5,383
3,000,000	i	Wachovia Bank Commercial Mortgage Trust Series 2005-C20
		(Class A7)	5.118	07/15/42	Aaa	2,933
2,700,000	i	Wachovia Bank Commercial Mortgage Trust Series 2006-C24
		(Class A3)	5.558	03/15/45	Aaa	2,705
4,700,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C30
		(Class AM)	5.383	12/15/43	Aaa	4,542
4,000,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C31
		(Class A2)	5.421	04/15/47	Aaa	4,004
11,780,438		Wells Fargo Mortgage Backed Securities Trust Series 2003-16
		(Class 2A1)	4.500	12/25/18	N/R	11,291
2,754,586		Wells Fargo Mortgage Backed Securities Trust Series 2005-1
		(Class 2A1)	5.000	01/25/20	Aaa	2,707
		TOTAL OTHER MORTGAGE BACKED SECURITIES				271,967

PAPER AND ALLIED PRODUCTS - 0.13%
5,000,000		Bemis Co, Inc	4.875	04/01/12	Baa1	4,912
7,000,000		Kimberly-Clark Corp	6.625	08/01/37	A2	7,461
		TOTAL PAPER AND ALLIED PRODUCTS				12,373

PETROLEUM AND COAL PRODUCTS - 0.08%
6,500,000		Sunoco, Inc	4.875	10/15/14	Baa2	6,168
1,500,000		Valero Energy Corp	6.625	06/15/37	Baa3	1,522
		TOTAL PETROLEUM AND COAL PRODUCTS				7,690

PIPELINES, EXCEPT NATURAL GAS - 0.03%
2,500,000		Kinder Morgan Energy Partners LP	7.300	08/15/33	Baa2	2,619
		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,619

PRINTING AND PUBLISHING - 0.11%
5,000,000		Dow Jones & Co, Inc	3.875	02/15/08	Baa1	4,974
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	N/R	2,529
3,000,000		EW Scripps Co	4.300	06/30/10	A2	2,943
		TOTAL PRINTING AND PUBLISHING				10,446

RAILROAD TRANSPORTATION - 0.13%
2,000,000		CSX Corp	6.000	10/01/36	Baa3	1,873
1,900,000		CSX Transportation, Inc	7.820	04/01/11	N/R	2,075
2,500,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	2,295
4,815,000		Norfolk Southern Corp	5.640	05/17/29	Baa1	4,375
460,149	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	472
460,149	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	472
460,149	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	472
		TOTAL RAILROAD TRANSPORTATION				12,034

REAL ESTATE - 0.01%
1,000,000	g,i	USB Realty Corp	6.091	12/30/49	A1	960
		TOTAL REAL ESTATE				960

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
SECURITY AND COMMODITY BROKERS - 0.33%
$ 2,292,000		Charles Schwab Corp	8.050%	03/01/10	A2	$2,442
1,500,000	v	Eaton Vance Corp	6.500	10/02/17	A3	1,509
3,000,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	2,839
3,000,000		Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	2,979
2,500,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	2,386
2,000,000		Goldman Sachs Group, Inc	5.625	01/15/17	A1	1,940
1,000,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	1,005
5,000,000		Jefferies Group, Inc	6.450	06/08/27	Baa1	4,698
5,775,000		Legg Mason, Inc	6.750	07/02/08	A2	5,815
5,000,000		Merrill Lynch & Co, Inc	6.220	09/15/26	A1	4,897
		TOTAL SECURITY AND COMMODITY BROKERS				30,510

SOCIAL SERVICES - 0.12%
2,000,000		American National Red Cross	5.392	11/15/12	Aaa	2,035
4,000,000		American National Red Cross	5.567	11/15/17	Aaa	4,073
5,145,000		Salvation Army	5.637	09/01/26	Aaa	5,170
		TOTAL SOCIAL SERVICES				11,278

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
2,500,000		3M Co	6.375	02/15/28	Aa1	2,659
1,000,000		Martin Marietta Materials, Inc	5.875	12/01/08	Baa1	1,004
1,000,000		Martin Marietta Materials, Inc	6.875	04/01/11	Baa1	1,051
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				4,714

TRANSPORTATION BY AIR - 0.12%
3,000,000		FedEx Corp	5.500	08/15/09	Baa2	3,034
5,000,000	i	JetBlue Airways Corp	6.008	11/15/16	Aaa	4,931
3,000,000		Southwest Airlines Co	5.125	03/01/17	Baa1	2,764
		TOTAL TRANSPORTATION BY AIR				10,729

TRANSPORTATION EQUIPMENT - 0.05%
3,821,509	g	Southern Capital Corp	5.700	06/30/22	Aaa	3,863
1,000,000		Union Tank CAR Co	6.790	05/01/10	A1	1,048
		TOTAL TRANSPORTATION EQUIPMENT				4,911

TRANSPORTATION SERVICES - 0.07%
1,693,147	g	GATX Corp	5.697	01/02/25	A3	1,626
5,000,000	g	TTX Co	3.875	03/01/08	Baa1	4,961
		TOTAL TRANSPORTATION SERVICES				6,587

TRUCKING AND WAREHOUSING - 0.05%
1,360,000		United Parcel Service of America, Inc (Step Bond 8.375% until
		04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	Aaa	1,741
2,500,000		United Parcel Service, Inc	8.375	04/01/20	Aaa	3,137
		TOTAL TRUCKING AND WAREHOUSING				4,878

WHOLESALE TRADE-DURABLE GOODS - 0.03%
3,000,000		Reliance Steel & Aluminum Co	6.200	11/15/16	Baa3	2,967
		TOTAL WHOLESALE TRADE-DURABLE GOODS				2,967

WHOLESALE TRADE-NONDURABLE GOODS - 0.18%
2,500,000		Procter & Gamble Co	8.750	06/01/22	Aa3	3,232
5,000,000		Procter & Gamble Co	5.550	03/05/37	Aa3	4,777
5,000,000		Sysco Corp	7.160	04/15/27	A1	5,539

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 3,000,000		Sysco International Co	6.100%	06/01/12	A1	$3,116
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				16,664

		TOTAL CORPORATE BONDS				1,559,395
		(Cost $1,575,424)

GOVERNMENT BONDS - 22.39%

AGENCY SECURITIES - 2.70%
3,778,722		Cal Dive I- Title XI, Inc	4.930	02/01/27	N/R	3,676
4,500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	4,365
2,000,000		Federal Home Loan Bank (FHLB) (Step Bond 4.000% until
		07/30/07, 6.000% until 07/30/12, 8.000% until 07/30/16, 10.000%
		until 07/30/18)	6.000	07/30/18	Aaa	2,002
7,500,000		Federal Home Loan Mortgage Corp (FHLMC)	5.125	10/24/07	Aaa	7,500
2,450,000		FHLMC	4.375	11/16/07	Aaa	2,448
13,000,000		FHLMC	3.500	05/21/08	Aaa	12,894
3,500,000		FHLMC	2.650	05/30/08	Aaa	3,452
10,000,000		FHLMC	5.000	09/16/08	Aaa	10,037
7,000,000	e	FHLMC	5.500	08/20/12	Aaa	7,258
6,500,000	e	FHLMC	4.500	07/15/13	Aaa	6,425
8,500,000		FHLMC	5.750	06/27/16	Aa2	8,847
12,500,000	e	Federal National Mortgage Association (FNMA)	5.375	06/12/17	Aaa	12,855
6,150,000		FNMA	5.625	07/15/37	Aaa	6,466
10,963,000	j	Government Trust Certificate	0.000	11/15/07	N/R	10,910
4,000,000	j	Government Trust Certificate	0.000	04/01/21	N/R	1,968
4,116,290		New Valley Generation II	5.572	05/01/20	Aaa	4,169
4,096,742		New Valley Generation III	4.929	01/15/21	Aaa	3,909
504,607		New Valley Generation III	4.687	01/15/22	Aaa	491
10,100,000	j	Overseas Private Investment Corp	0.000	09/15/08	N/R	11,803
2,500,000	j,v	Overseas Private Investment Corp	0.000	07/31/11	N/R	2,576
2,808,695	v	Overseas Private Investment Corp	5.410	12/15/11	N/R	2,841
5,878,000		Overseas Private Investment Corp	4.050	11/15/14	N/R	5,750
2,990,039		Overseas Private Investment Corp	3.420	01/15/15	N/R	2,886
7,304,129		Overseas Private Investment Corp	3.740	04/15/15	N/R	7,144
2,858,000		Private Export Funding Corp	3.400	02/15/08	Aaa	2,842
3,500,000		Private Export Funding Corp	5.870	07/31/08	Aaa	3,534
3,800,000		Private Export Funding Corp	7.200	01/15/10	Aaa	4,025
10,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	10,118
20,085,000		Private Export Funding Corp	4.974	08/15/13	Aaa	20,370
10,860,000		Private Export Funding Corp	4.950	11/15/15	Aaa	10,903
11,900,000		Private Export Funding Corp	5.000	12/15/16	Aaa	11,911
14,500,000	v	Private Export Funding Corp	5.450	09/15/17	Aaa	14,870
16,025,000		Tennessee Valley Authority	5.880	04/01/36	N/R	17,339
5,007,000		US Department of Housing and Urban Development	5.380	08/01/18	N/R	5,095
7,831,855	g	US Trade Funding Corp	4.260	11/15/14	N/R	7,800
		TOTAL AGENCY SECURITIES				251,479

FOREIGN GOVERNMENT BONDS - 1.25%
1,500,000		Development Bank of Japan	4.250	06/09/15	Aaa	1,412
2,750,000		Eksportfinans A/S	5.000	02/14/12	Aaa	2,781
5,000,000		European Investment Bank	5.125	09/13/16	Aaa	5,013
2,000,000		European Investment Bank	4.875	02/15/36	Aaa	1,852
5,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	4,924
6,082,000		Hydro Quebec	8.400	01/15/22	Aa2	7,861
25,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	25,222

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 5,000,000	g	International Finance Facility for Immunisation	5.000%	11/14/11	Aaa	$5,008
2,850,000		Italy Government International Bond	5.375	06/12/17	N/R	2,903
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	4,998
5,000,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	4,970
10,000,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	10,090
5,000,000		Province of Ontario	4.750	01/19/16	Aa1	4,883
7,500,000		Province of Quebec Canada	5.125	11/14/16	Aa2	7,503
5,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	6,222
10,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	11,318
5,000,000		Svensk Exportkredit AB	4.125	10/15/08	Aa1	4,983
4,800,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	4,746
		TOTAL FOREIGN GOVERNMENT BONDS				116,689

MORTGAGE BACKED SECURITIES - 13.39%
1,352,923		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		1,383
6,000,000		FHLMC	5.000	06/15/29		5,968
2,397,402		FHLMC	6.000	12/15/30		2,417
9,000,000		FHLMC	5.000	06/15/31		8,828
7,000,000		FHLMC	5.500	05/15/33		6,888
5,221,782		FHLMC	4.500	09/15/35		5,020
6,059,711	i	FHLMC	5.090	02/01/36		6,057
4,222,331	i	FHLMC	5.013	09/01/36		4,298
18,897,202	i	FHLMC	6.133	09/01/36		19,091
10,830,171	i	FHLMC	5.719	02/01/37		10,889
16,166,567	i	FHLMC	5.650	03/01/37		16,573
20,872,726	i	FHLMC	5.798	03/01/37		21,056
11,613,040	i	FHLMC	5.881	04/01/37		11,584
151,614		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/11		153
566,287		FGLMC	6.500	12/01/16		581
922,012		FGLMC	6.000	12/01/17		936
5,727,644		FGLMC	4.500	10/01/18		5,528
6,968,354		FGLMC	4.500	11/01/18		6,725
7,861,047		FGLMC	4.500	11/01/18		7,587
8,580,288		FGLMC	4.500	01/01/19		8,267
3,668,449		FGLMC	5.500	01/01/19		3,665
3,500,666		FGLMC	5.000	02/01/19		3,438
584,371		FGLMC	4.500	07/01/20		563
564,555	d	FGLMC	7.000	10/01/20		588
5,374,141		FGLMC	4.500	06/01/21		5,174
19,863,030		FGLMC	4.500	06/01/21		19,122
32,493		FGLMC	7.000	05/01/23		34
268,267	d	FGLMC	8.000	01/01/31		284
6,200,409		FGLMC	5.500	09/01/33		6,089
5,121,742		FGLMC	5.500	09/01/33		5,029
14,907,961		FGLMC	5.500	12/01/33		14,644
15,364,331		FGLMC	5.000	01/01/34		14,707
2,335,470		FGLMC	5.500	12/01/34		2,292
16,404,029		FGLMC	4.500	04/01/35		15,243
1,394,516		FGLMC	6.000	05/01/35		1,397
2,608,923		FGLMC	6.000	05/01/35		2,614
1,858,088		FGLMC	6.000	05/01/35		1,862
3,091,320		FGLMC	6.000	05/01/35		3,097
1,223,502		FGLMC	6.000	05/01/35		1,226
1,096,569		FGLMC	6.000	05/01/35		1,099
2,596,790		FGLMC	5.500	06/01/35		2,546
2,899,363		FGLMC	6.000	08/01/35		2,905

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY	VALUE
PRINCIPAL			DATE	(000)
$ 2,732,816		FGLMC	09/01/35	$2,539
7,797,380		FGLMC	09/01/35	7,245
6,268,001		FGLMC	09/01/35	5,824
13,515,677		FGLMC	09/01/35	12,914
2,871,597		FGLMC	10/01/35	2,744
3,307,950		FGLMC	11/01/35	3,161
1,015,061		FGLMC	12/01/35	943
2,437,557		FGLMC	01/01/36	2,523
10,547,869		FGLMC	04/01/36	10,330
863,396		FGLMC	05/01/36	879
3,687,809		FGLMC	10/01/36	3,755
1,619,594		FGLMC	12/01/36	1,636
17,628,973		FGLMC	01/01/37	17,264
10,300,145		FGLMC	04/01/37	10,086
25,494,347		FGLMC	05/01/37	24,964
4,800,000	h	FGLMC	09/01/37	4,806
42,470		Federal National Mortgage Association (FNMA)	06/01/11	44
32,696		FNMA	07/01/11	34
6,125		FNMA	08/01/11	6
9,379		FNMA	09/01/11	10
1,010		FNMA	10/01/11	1
27,872		FNMA	10/01/11	29
6,205		FNMA	10/01/11	6
232,768		FNMA	04/01/12	241
13,949		FNMA	09/01/12	14
167,878		FNMA	06/01/13	168
2,818,780		FNMA	07/01/13	2,722
4,458,377		FNMA	08/01/13	4,197
2,694,554		FNMA	05/01/14	2,584
4,333,056		FNMA	06/01/14	4,112
3,138,052		FNMA	10/01/14	3,027
12,565		FNMA	11/01/14	13
7,109,350		FNMA	06/25/16	7,178
452,377		FNMA	10/01/16	464
1,652,344	d	FNMA	04/01/17	1,693
759,166		FNMA	02/01/18	777
2,992,003		FNMA	03/01/18	2,992
573,759	d	FNMA	04/01/18	574
68,047		FNMA	05/01/18	68
13,420,256		FNMA	11/01/18	13,419
5,782,173		FNMA	12/01/18	5,684
4,634,002		FNMA	01/01/19	4,555
641,203		FNMA	01/01/19	650
645,706		FNMA	02/01/19	654
600,000		FNMA	02/25/19	548
273,470		FNMA	03/01/19	263
6,278,835		FNMA	03/01/19	6,166
836,985		FNMA	05/01/19	807
52,395		FNMA	03/01/23	55
337,790		FNMA	01/01/24	327
1,018,804		FNMA	02/01/24	1,008
154,488		FNMA	07/01/24	163
28,818,608		FNMA	10/01/25	27,825
11,904,712		FNMA	03/01/32	12,019
602,285		FNMA	02/01/33	577
5,449,235		FNMA	03/25/33	5,280

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 1,223,656		FNMA	5.500%	06/01/33	$1,202
1,643,000		FNMA	5.500	07/01/33	1,614
2,748,600		FNMA	4.500	08/01/33	2,556
1,626,490		FNMA	5.000	08/01/33	1,557
2,711,193		FNMA	6.000	08/01/33	2,725
6,000,000		FNMA	5.500	08/25/33	5,955
387,639		FNMA	4.500	09/01/33	361
1,866,574		FNMA	5.000	10/01/33	1,787
1,804,421		FNMA	5.000	10/01/33	1,727
2,332,010		FNMA	5.000	11/01/33	2,232
2,060,668		FNMA	5.500	11/01/33	2,024
2,404,559		FNMA	5.500	11/01/33	2,362
3,069,379		FNMA	5.500	11/01/33	3,015
3,657,193		FNMA	5.500	11/01/33	3,592
2,701,671		FNMA	5.500	11/01/33	2,654
704,269		FNMA	5.500	12/01/33	692
473,798		FNMA	5.500	12/01/33	465
1,411,885		FNMA	5.500	12/01/33	1,387
1,862,441		FNMA	5.500	01/01/34	1,829
237,308		FNMA	7.000	01/01/34	246
606,704		FNMA	5.000	03/01/34	581
788,336		FNMA	5.000	03/01/34	755
1,720,849		FNMA	5.000	03/01/34	1,647
680,620		FNMA	5.000	03/01/34	652
9,345,077		FNMA	5.000	03/01/34	8,946
5,219,008		FNMA	5.000	04/01/34	4,991
78,549		FNMA	4.500	05/01/34	73
68,535		FNMA	4.500	05/01/34	64
1,466,893		FNMA	4.500	05/01/34	1,362
108,398		FNMA	4.500	06/01/34	101
66,344		FNMA	4.500	06/01/34	62
280,337		FNMA	4.500	06/01/34	260
70,887		FNMA	4.500	06/01/34	66
221,090		FNMA	4.500	07/01/34	205
66,030		FNMA	4.500	07/01/34	61
197,739		FNMA	4.500	07/01/34	184
1,853,680		FNMA	4.500	08/01/34	1,721
113,893		FNMA	4.500	08/01/34	106
31,299,703		FNMA	5.000	08/01/34	29,935
81,669		FNMA	4.500	09/01/34	76
5,000,000		FNMA	5.500	10/25/34	4,880
14,175,985		FNMA	5.000	11/01/34	13,570
14,990,592		FNMA	5.500	01/01/35	14,713
4,292,983		FNMA	5.500	01/01/35	4,213
25,696,183		FNMA	5.500	02/01/35	25,221
31,444,905		FNMA	5.500	02/01/35	30,888
5,793,254		FNMA	5.000	02/25/35	5,725
945,109	d	FNMA	5.500	03/01/35	927
2,578,116		FNMA	5.500	04/01/35	2,528
3,577,745		FNMA	5.500	04/01/35	3,509
17,440,923		FNMA	5.500	04/01/35	17,118
2,719,371		FNMA	5.500	04/01/35	2,667
30,638,560		FNMA	5.500	04/01/35	30,046
12,177,196		FNMA	5.500	04/01/35	11,942
848,574		FNMA	5.500	05/01/35	832
933,811		FNMA	5.500	05/01/35	916

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 5,075,933		FNMA	5.500%	05/01/35	$4,978
1,220,775		FNMA	5.500	05/01/35	1,197
5,961,492		FNMA	6.000	05/01/35	5,975
4,194,092		FNMA	5.500	06/01/35	4,113
3,371,422		FNMA	5.500	06/01/35	3,306
3,295,868		FNMA	5.500	06/01/35	3,232
349,603		FNMA	7.500	06/01/35	362
907,137		FNMA	6.000	07/01/35	909
8,634,250		FNMA	5.000	09/01/35	8,250
18,747,510		FNMA	5.500	09/01/35	18,415
11,658,964		FNMA	4.000	10/01/35	10,528
6,255,183		FNMA	5.000	10/01/35	5,976
13,359,982		FNMA	5.500	10/01/35	13,102
8,556,557		FNMA	5.500	11/01/35	8,391
3,765,231	i	FNMA	5.736	02/01/36	3,802
1,833,119		FNMA	6.500	02/01/36	1,869
1,798,496		FNMA	6.500	02/01/36	1,831
21,463,753		FNMA	6.000	03/01/36	21,499
4,293,604		FNMA	5.500	04/01/36	4,211
11,571,679	i	FNMA	5.801	06/01/36	11,859
5,688,110	i	FNMA	5.971	07/01/36	5,827
37,585,323	i	FNMA	5.739	09/01/36	37,910
9,092,488		FNMA	6.000	10/01/36	9,108
6,347,447		FNMA	6.500	12/01/36	6,416
35,322,781	i	FNMA	5.883	01/01/37	35,685
2,749,467		FNMA	7.000	02/01/37	2,838
1,953,998		FNMA	7.000	04/01/37	2,017
13,881,887		FNMA	6.000	06/01/37	13,903
7,206,821	h	FNMA	6.000	08/01/37	7,218
12,876,990		FNMA	6.000	08/01/37	12,792
1,625,224	h	FNMA	6.500	08/01/37	1,655
4,170,704	h	FNMA	6.000	09/01/37	4,177
4,417,820	h	FNMA	6.000	09/01/37	4,424
25,450,000	v	FNMA	6.000	09/01/37	25,364
3,303,787	h	FNMA	6.000	09/01/37	3,309
2,635,213	h	FNMA	6.000	09/01/37	2,639
1,225,665	h	FNMA	6.500	09/01/37	1,248
4,200,000	h	FNMA	6.500	09/01/37	4,277
1,954,036	h	FNMA	6.500	09/01/37	1,990
3,668,098	h	FNMA	6.500	09/01/37	3,735
2,672,035	h,i	FNMA	5.934	10/01/37	2,770
3,443,886	h	FNMA	6.000	10/01/37	3,449
54,000,000	h	FNMA	6.000	11/25/37	54,017
36,000,000	h	FNMA	6.500	11/25/37	36,619
24,406		Government National Mortgage Association (GNMA)	8.500	10/15/09	25
4,937		GNMA	8.500	12/15/09	5
77,435		GNMA	9.000	12/15/09	80
5,162,123		GNMA	6.250	12/15/11	5,281
4,133,455		GNMA	5.220	04/15/15	4,145
155,377		GNMA	9.000	12/15/17	167
105,312		GNMA	8.000	06/15/22	112
52,158		GNMA	6.500	08/15/23	53
13,983		GNMA	6.500	08/15/23	14
18,933		GNMA	6.500	09/15/23	19
10,000,000		GNMA	4.500	11/16/29	9,713
11,936,467		GNMA	4.385	08/16/30	11,787

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 421,305	d	GNMA	6.500%	05/20/31	$431
169,261		GNMA	5.000	06/20/33	163
4,515,200		GNMA	5.500	09/15/33	4,458
2,319,405		GNMA	5.500	11/20/33	2,282
165,034		GNMA	5.000	03/20/34	158
2,874,898		GNMA	5.000	06/20/34	2,761
277,352		GNMA	5.000	07/20/34	266
2,060,298		GNMA	5.000	02/20/35	1,978
8,941,970		GNMA	5.000	03/20/35	8,584
2,093,030		GNMA	5.500	03/20/35	2,058
11,238,512		GNMA	5.500	12/20/35	11,050
21,000,000	h	GNMA	5.500	10/15/37	20,705
		TOTAL MORTGAGE BACKED SECURITIES			1,245,026

MUNICIPAL BONDS - 1.11%
1,860,000		Allegheny County Redevelopment Authority	5.000	09/01/11	1,851
2,500,000		Atlanta Urban Residential Finance Authority	5.068	12/01/11	2,499
4,500,000		Basin Electric Power Coop	6.127	06/01/41	4,738
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,327
3,000,000		City of Chicago IL	5.200	01/01/09	3,013
4,000,000		City of Dallas TX	5.078	02/15/22	3,804
1,500,000		City of Dallas TX	5.195	02/15/35	1,398
985,000		City of Eugene OR	6.320	08/01/22	1,037
5,000,000		City of New York NY	4.500	06/01/15	4,769
8,210,000		City of New York NY	7.550	11/15/20	8,316
1,055,000	j	City of Oakland CA	0.000	12/15/11	851
1,075,000		County of Harnett NC	5.150	05/01/12	1,073
3,000,000		County of Mercer NJ	5.380	02/01/17	2,979
585,000		County of Sacramento CA	6.875	08/15/08	595
1,680,000		Douglas County Public Utility District No 1 Wells Hydroelectric	5.112	09/01/18	1,603
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	1,419
8,500,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,122
2,000,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,975
1,000,000		Kansas Development Finance Authority	4.592	05/01/14	959
1,350,000		Kansas Development Finance Authority	4.722	05/01/15	1,294
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	2,928
1,000,000		Minnesota State Municipal Power Agency	4.510	10/01/09	994
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	5,002
3,675,000		New York City Housing Development Corp	4.660	11/01/10	3,659
2,180,000		New York State Environmental Facilities Corp	6.000	03/15/09	2,215
5,000,000		New York State Environmental Facilities Corp	4.900	12/15/11	4,980
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	2,454
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,482
1,100,000		San Dieguito Public Facilities Authority	7.000	08/01/18	1,140
5,570,000		State of Illinois	4.350	06/01/18	5,094
975,000		State of New Jersey	6.450	02/01/18	995
3,265,000		State of Texas	4.900	08/01/20	3,038
6,090,000		State of Washington	5.050	01/01/18	5,934
1,033,000		State of Wisconsin	5.700	05/01/26	1,046
4,250,000		Tennessee State School Bond Authority	7.750	05/01/15	4,541
2,025,000		University Central Fl University Revenues	5.125	10/01/20	1,898
		TOTAL MUNICIPAL BONDS			103,022

U.S. TREASURY SECURITIES - 3.94%
50,000,000	e	United States Treasury Bond	8.000	11/15/21	65,945
13,700,000	e	United States Treasury Bond	5.250	02/15/29	14,359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 8,176,000	e	United States Treasury Bond	5.375%	02/15/31	$8,752
3,550,000	e	United States Treasury Bond	4.500	02/15/36	3,366
4,748,000	e	United States Treasury Bond	4.750	02/15/37	4,682
21,592,210	k	United States Treasury Inflation Indexed Note	3.875	01/15/09	22,034
30,676,887	e,k	United States Treasury Inflation Indexed Note	0.875	04/15/10	29,658
950,000	e	United States Treasury Note	4.875	10/31/08	958
2,600,000	e	United States Treasury Note	4.500	03/31/09	2,620
11,700,000	e	United States Treasury Note	4.500	05/15/10	11,847
21,239,000	e	United States Treasury Note	4.750	05/31/12	21,722
17,375,000	e	United States Treasury Note	4.625	07/31/12	17,678
40,450,000	e	United States Treasury Note	4.125	08/31/12	40,286
25,000,000		United States Treasury Note	4.250	09/30/12	25,024
29,685,000	e	United States Treasury Note	4.500	05/15/17	29,518
57,660,000	e	United States Treasury Note	4.750	08/15/17	58,435
25,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	9,370
		TOTAL U.S. TREASURY SECURITIES			366,254

		TOTAL GOVERNMENT BONDS			2,082,470
		(Cost $2,088,058)

		TOTAL BONDS			3,641,865
		(Cost $3,663,482)
SHARES

PREFERRED STOCKS - 0.07%

COMMUNICATIONS - 0.05%
200,000		Telephone & Data Systems, Inc			4,718
		TOTAL COMMUNICATIONS			4,718

DEPOSITORY INSTITUTIONS - 0.02%
84,000		Bank of America Corp			2,066
		TOTAL DEPOSITORY INSTITUTIONS			2,066

		TOTAL PREFERRED STOCKS			6,784
		(Cost $7,167)

COMMON STOCKS - 59.89%

AGRICULTURAL PRODUCTION-CROPS - 0.00% **
4,200	e*	Chiquita Brands International, Inc			66
		TOTAL AGRICULTURAL PRODUCTION-CROPS			66

AMUSEMENT AND RECREATION SERVICES - 0.54%
118,165	*	Activision, Inc			2,551
11,813		International Speedway Corp (Class A)			542
1,370,793		Walt Disney Co			47,141
		TOTAL AMUSEMENT AND RECREATION SERVICES			50,234

APPAREL AND ACCESSORY STORES - 0.38%
112,155		American Eagle Outfitters, Inc			2,951
750	*	AnnTaylor Stores Corp			24
31,689	e	Bebe Stores, Inc			464
3,300	e	Buckle, Inc			125
2,700	e*	Cache, Inc			48
3,931	e*	Casual Male Retail Group, Inc			35

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
14,700	e	Cato Corp (Class A)	$300
1,800	*	Charlotte Russe Holding, Inc	26
67,100	*	Chico's FAS, Inc	943
3,400	e	Christopher & Banks Corp	41
3,973	*	Dress Barn, Inc	68
2,586	*	Finish Line, Inc (Class A)	11
88,808		Foot Locker, Inc	1,361
398,130		Gap, Inc	7,342
3,200	e*	Jo-Ann Stores, Inc	68
145,061	*	Kohl's Corp	8,316
239,620	e	Limited Brands, Inc	5,485
126,438		Nordstrom, Inc	5,929
46,984		Ross Stores, Inc	1,205
1,800	e*	Shoe Carnival, Inc	28
14,007	e	Stage Stores, Inc	255
		TOTAL APPAREL AND ACCESSORY STORES	35,025

APPAREL AND OTHER TEXTILE PRODUCTS - 0.06%
4,650	e*	Gymboree Corp	164
14,000	e	Kellwood Co	239
48,054	e	Liz Claiborne, Inc	1,649
15,280		Polo Ralph Lauren Corp	1,188
26,440	e	VF Corp	2,135
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	5,375

AUTO REPAIR, SERVICES AND PARKING - 0.02%
78,995	e*	Hertz Global Holdings, Inc	1,795
3,400	e	Ryder System, Inc	166
8,800	*	Wright Express Corp	321
		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,282

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
900		Advance Auto Parts	30
21,891	*	Autozone, Inc	2,542
54,400	e*	Carmax, Inc	1,106
14,532	*	Copart, Inc	500
2,200	e*	Rush Enterprises, Inc (Class A)	56
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	4,234

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.63%
15,910		Fastenal Co	722
1,130,226		Home Depot, Inc	36,665
770,808		Lowe's Cos, Inc	21,598
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	58,985

BUSINESS SERVICES - 3.68%
197,100	*	3Com Corp	974
600	e*	Acacia Research (Acacia Technologies)	9
223,445		Accenture Ltd (Class A)	8,994
4,500	e	Administaff, Inc	163
228,703	*	Adobe Systems, Inc	9,985
24,048	*	Alliance Data Systems Corp	1,862
49,392	e*	Ariba, Inc	532
225,855	e*	Art Technology Group, Inc	682
71,407	*	Autodesk, Inc	3,568
446,750		Automatic Data Processing, Inc	20,519

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
156,506	*	BEA Systems, Inc	$2,171
52,912	e*	BearingPoint, Inc	214
12,256	e*	Blue Coat Systems, Inc	965
9,170	e*	Cerner Corp	548
9,200	e*	Checkfree Corp	428
29,200	e*	Ciber, Inc	228
719,664	e*	CMGI, Inc	979
72,373	e*	CNET Networks, Inc	539
76,913	*	Cogent Communications Group, Inc	1,795
39,918	e*	Cogent, Inc	626
4,800	e	Cognex Corp	85
89,838	*	Compuware Corp	721
82,701	*	Convergys Corp	1,436
6,200	e*	CSG Systems International, Inc	132
28,900		Deluxe Corp	1,065
2,603	e*	Digital River, Inc	116
68,453	e*	DST Systems, Inc	5,874
15,200	*	Earthlink, Inc	120
512,677	*	eBay, Inc	20,005
134,601	*	Electronic Arts, Inc	7,536
20,548	e*	Equinix, Inc	1,822
100,576	e*	Expedia, Inc	3,206
11,850	e	Fair Isaac Corp	428
107,614	*	Fiserv, Inc	5,473
8,443	e*	Gartner, Inc	207
12,500	e*	Getty Images, Inc	348
86,362	*	Google, Inc (Class A)	48,991
2,800	*	Hudson Highland Group, Inc	36
2,600	e*	iGate Corp	22
123,843		IMS Health, Inc	3,795
47,677	e*	Informatica Corp	748
3,920	e	infoUSA, Inc	36
208,450	e*	Innovative Solutions & Support, Inc	3,954
80,790	e*	Internap Network Services Corp	1,145
2,232	*	Interwoven, Inc	32
109,664	*	Intuit, Inc	3,323
43,824	e*	Ipass, Inc	184
58,761	e*	Iron Mountain, Inc	1,791
23,200	e	Jack Henry & Associates, Inc	600
3,011	e*	Kforce, Inc	39
28,600	e*	Kinetic Concepts, Inc	1,610
30,399	e	Lamar Advertising Co (Class A)	1,489
53,370	e*	Lionbridge Technologies	213
15,848		Manpower, Inc	1,020
15,736	e	Marchex, Inc (Class B)	150
50,960	e	Mastercard, Inc (Class A)	7,541
3,589,984		Microsoft Corp	105,761
27,800		MoneyGram International, Inc	628
46,510	*	Monster Worldwide, Inc	1,584
220,909	e	NIC, Inc	1,533
222,200	*	Novell, Inc	1,698
249,418		Omnicom Group, Inc	11,994
3,300	e*	Online Resources Corp	42
4,560	e*	Parametric Technology Corp	79
16,200	e	Pegasystems, Inc	193
1,500	e*	Radisys Corp	19

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
45,939	e*	RealNetworks, Inc	$311
64,008		Robert Half International, Inc	1,911
33,306	e*	Salesforce.com, Inc	1,709
140,148	e*	Sapient Corp	940
51,141	e*	Smith Micro Software, Inc	821
18,845	e*	Sohu.com, Inc	711
3,200	*	SonicWALL, Inc	28
291,935	e*	Sonus Networks, Inc	1,781
40,437	*	Spherion Corp	334
1,659,579	*	Sun Microsystems, Inc	9,310
1,300	*	SYKES Enterprises, Inc	22
462,458	e*	Symantec Corp	8,962
17,284	e*	TeleTech Holdings, Inc	413
35,400	*	TIBCO Software, Inc	262
700	*	Tiens Biotech Group USA, Inc	2
94,572	e	Total System Services, Inc	2,627
29,020	e*	TradeStation Group, Inc	339
14,060	e*	Travelzoo, Inc	323
141,052	*	Unisys Corp	934
21,267	e	United Online, Inc	319
14,696	e*	United Rentals, Inc	473
32,414	e*	Vasco Data Security International	1,145
126,642	*	VeriSign, Inc	4,273
2,100	e*	Volt Information Sciences, Inc	37
		TOTAL BUSINESS SERVICES	342,592

CHEMICALS AND ALLIED PRODUCTS - 5.72%
60,343	e*	Abraxis BioScience, Inc	1,378
240,826		Air Products & Chemicals, Inc	23,543
4,770	e*	Alexion Pharmaceuticals, Inc	311
6,874	e*	Alkermes, Inc	126
500	e*	AMAG Pharmaceuticals, Inc	29
25,093	*	American Oriental Bioengineering, Inc	280
584,241	*	Amgen, Inc	33,051
14,752	e*	Arena Pharmaceuticals, Inc	162
4,001	e*	Array Biopharma, Inc	45
21,108	e*	Auxilium Pharmaceuticals, Inc	445
125,700		Avery Dennison Corp	7,167
203,200		Avon Products, Inc	7,626
1,200		Balchem Corp	24
81,034	*	Barr Pharmaceuticals, Inc	4,612
66,184	e*	Bentley Pharmaceuticals, Inc	826
76,640	*	Biogen Idec, Inc	5,084
38,657	e*	BioMarin Pharmaceuticals, Inc	963
14,870	e*	Bradley Pharmaceuticals, Inc	271
1,047,562		Bristol-Myers Squibb Co	30,191
48,000		Cabot Corp	1,705
36,600	e*	Calgon Carbon Corp	511
14,360	e*	Caraco Pharmaceutical Laboratories Ltd	219
19,166	*	Cell Genesys, Inc	73
11,828	e*	Cephalon, Inc	864
2,445		Church & Dwight Co, Inc	115
60,944		Clorox Co	3,717
292,100		Colgate-Palmolive Co	20,833
7,981	*	Cypress Bioscience, Inc	109
21,117		Dade Behring Holdings, Inc	1,612

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
77,374	e*	Dendreon Corp	$595
324,406	e*	Durect Corp	1,778
196,600		Ecolab, Inc	9,279
487,004		Eli Lilly & Co	27,725
56,586	e*	Encysive Pharmaceuticals, Inc	85
29,757	e*	Enzon Pharmaceuticals, Inc	262
700		Estee Lauder Cos (Class A)	30
224,032	*	Forest Laboratories, Inc	8,354
284,107	*	Genentech, Inc	22,166
145,497	*	Genzyme Corp	9,015
22,156	e*	Geron Corp	162
500,172	*	Gilead Sciences, Inc	20,442
49,139		H.B. Fuller Co	1,458
60,776	e*	Human Genome Sciences, Inc	625
24,679	*	Idexx Laboratories, Inc	2,705
25,985	e*	Immucor, Inc	929
41,681	e*	Inverness Medical Innovations, Inc	2,306
13,585	e*	Invitrogen Corp	1,110
174,710	e*	King Pharmaceuticals, Inc	2,048
64,635		Lubrizol Corp	4,205
73,303	e	Mannatech, Inc	594
38,348	e*	Medarex, Inc	543
59,422	e	Medicis Pharmaceutical Corp (Class A)	1,813
1,192,943		Merck & Co, Inc	61,663
27,052	e*	MGI Pharma, Inc	752
108,616	*	Millennium Pharmaceuticals, Inc	1,102
29,899		Minerals Technologies, Inc	2,003
256,616	e*	Mylan Laboratories, Inc	4,096
108,365	e*	Nabi Biopharmaceuticals	440
46,923	e*	Nastech Pharmaceutical Co, Inc	625
71,281	e*	Neurocrine Biosciences, Inc	713
58,514	e*	Noven Pharmaceuticals, Inc	932
1,500	e*	OraSure Technologies, Inc	15
30,895	e*	Pacific Ethanol, Inc	297
31,300	*	Par Pharmaceutical Cos, Inc	581
23,161	e*	PDL BioPharma, Inc	500
63,742	e*	Penwest Pharmaceuticals Co	702
42,492	*	Pharmion Corp	1,961
73,809	e*	Pozen, Inc	816
81,160		PPG Industries, Inc	6,132
283,254		Praxair, Inc	23,725
34,117	e*	Prestige Brands Holdings, Inc	375
1,465,662		Procter & Gamble Co	103,095
23,666	e*	Progenics Pharmaceuticals, Inc	523
181,054	e	Rohm & Haas Co	10,079
58,800		RPM International, Inc	1,408
58,884	e*	Salix Pharmaceuticals Ltd	731
761,745		Schering-Plough Corp	24,094
21,362	*	Sciele Pharma, Inc	556
47,469	e	Sensient Technologies Corp	1,370
55,729	e*	Sepracor, Inc	1,532
148,152		Sigma-Aldrich Corp	7,221
4,300	e*	Somaxon Pharmaceuticals, Inc	44
37,526	e*	SuperGen, Inc	163
6,800	*	United Therapeutics Corp	452
26,481	e*	USANA Health Sciences, Inc	1,158

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
25,600		Valspar Corp	$697
20,070	*	VCA Antech, Inc	838
26,431	*	Vertex Pharmaceuticals, Inc	1,015
75,139	e*	Warner Chilcott Ltd (Class A)	1,335
102,872	*	Watson Pharmaceuticals, Inc	3,333
44,333	e*	Zymogenetics, Inc	579
		TOTAL CHEMICALS AND ALLIED PRODUCTS	531,774

COMMUNICATIONS - 3.20%
3,157	e	Alaska Communications Systems Group, Inc	46
170,470		Alltel Corp	11,878
142,517	*	American Tower Corp (Class A)	6,205
2,675,545		AT&T, Inc	113,202
129,500	*	Cablevision Systems Corp (Class A)	4,525
4,030	*	Centennial Communications Corp	41
189,153	e	Citadel Broadcasting Corp	787
14,000	e	Citizens Communications Co	201
60,300	e*	Cox Radio, Inc (Class A)	787
26,700	e*	Crown Castle International Corp	1,085
117,375	e*	Crown Media Holdings, Inc (Class A)	844
51,450		Embarq Corp	2,861
33,529	e	Entercom Communications Corp (Class A)	648
29,362	e*	Entravision Communications Corp (Class A)	271
66,565	e*	FiberTower Corp	256
54,400	e	Gray Television, Inc	462
16,940	e	Hearst-Argyle Television, Inc	440
175,563	e*	IAC/InterActiveCorp	5,209
300,090	e*	Level 3 Communications, Inc	1,395
290,645	e*	Liberty Global, Inc (Class A)	11,922
125,308	*	Liberty Media Corp - Capital (Series A)	15,642
489,944	*	Liberty Media Holding Corp (Interactive A)	9,412
48,700	e*	Lin TV Corp (Class A)	634
29,120	e*	Mediacom Communications Corp (Class A)	205
48,220	*	NII Holdings, Inc	3,961
79,611	e*	Novatel Wireless, Inc	1,803
34,845	e*	Radio One, Inc (Class D)	130
37,486	e*	SAVVIS, Inc	1,454
15,960	e*	SBA Communications Corp (Class A)	563
31,532	e*	Spanish Broadcasting System, Inc (Class A)	81
1,133,702		Sprint Nextel Corp	21,540
25,756		Telephone & Data Systems, Inc	1,719
4,500	e*	Terremark Worldwide, Inc	32
208,603	*	Time Warner Cable, Inc (Class A)	6,842
122,097	e*	TiVo, Inc	775
4,756	e	USA Mobility, Inc	80
1,456,195		Verizon Communications, Inc	64,480
174,568	e	Windstream Corp	2,465
197,299	e*	XM Satellite Radio Holdings, Inc (Class A)	2,796
		TOTAL COMMUNICATIONS	297,679

DEPOSITORY INSTITUTIONS - 5.29%
1,864		Associated Banc-Corp	55
1,949		Astoria Financial Corp	52
1,858,153		Bank of America Corp	93,409
22,639	e	Bank of Hawaii Corp	1,196
564,458		Bank of New York Mellon Corp	24,915

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
443,324		BB&T Corp	$17,906
17,440		Chittenden Corp	613
30,138		City National Corp	2,095
97,883		Comerica, Inc	5,019
7,378		Commerce Bancorp, Inc	286
2,000	e	Community Bank System, Inc	39
575,297	e	Fifth Third Bancorp	19,491
20,000	e	First Horizon National Corp	533
13,372	e	First Midwest Bancorp, Inc	457
145,801	e*	Fremont General Corp	569
22,979	e	Fulton Financial Corp	330
450		Imperial Capital Bancorp, Inc	13
52,715	e	IndyMac Bancorp, Inc	1,245
1,147	e	International Bancshares Corp	25
2,000	e	Irwin Financial Corp	22
317,811		Keycorp	10,275
91,297	e	M&T Bank Corp	9,445
124,479		Marshall & Ilsley Corp	5,448
540,831		National City Corp	13,569
41,200	e	New York Community Bancorp, Inc	785
22,999	e	NewAlliance Bancshares, Inc	338
121,422		Northern Trust Corp	8,047
22,638		Old National Bancorp	375
8,090		Pacific Capital Bancorp	213
6,493		People's United Financial, Inc	112
250,993		PNC Financial Services Group, Inc	17,093
98,163		Popular, Inc	1,205
48,519	e	Provident Financial Services, Inc	794
537,863	e	Regions Financial Corp	15,856
16,852	e	South Financial Group, Inc	383
84,930		Sovereign Bancorp, Inc	1,447
187,174		State Street Corp	12,758
281,482		SunTrust Banks, Inc	21,300
27,566	e*	SVB Financial Group	1,306
130,894		Synovus Financial Corp	3,672
42,292		UnionBanCal Corp	2,470
1,360,612		US Bancorp	44,261
36,937	e	Valley National Bancorp	819
15,470	e	W Holding Co, Inc	35
1,133,611		Wachovia Corp	56,851
5,478		Washington Federal, Inc	144
818,749		Washington Mutual, Inc	28,910
8,224		Webster Financial Corp	346
1,793,464		Wells Fargo & Co	63,883
19,506	e	Zions Bancorporation	1,339
		TOTAL DEPOSITORY INSTITUTIONS	491,749

EATING AND DRINKING PLACES - 0.83%
35,220	e*	AFC Enterprises	530
10,800		Applebees International, Inc	269
12,843	e	Bob Evans Farms, Inc	388
136,100		Darden Restaurants, Inc	5,697
986,571		McDonald's Corp	53,738
12,376	e	O'Charleys, Inc	188
31,128	e*	Sonic Corp	728
418,208	*	Starbucks Corp	10,957

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
5,700	e*	Steak N Shake Co	$86
76,043	e	Tim Hortons, Inc	2,650
1,900	e	Triarc Cos (Class B)	24
56,151	e	Wendy's International, Inc	1,960
		TOTAL EATING AND DRINKING PLACES	77,215

EDUCATIONAL SERVICES - 0.00% **
700	e*	Corinthian Colleges, Inc	11
900	e	DeVry, Inc	33
		TOTAL EDUCATIONAL SERVICES	44

ELECTRIC, GAS, AND SANITARY SERVICES - 2.99%
615,354	*	AES Corp	12,332
138,985		AGL Resources, Inc	5,507
114,769		Alliant Energy Corp	4,398
30,294		Aqua America, Inc	687
145,521		Atmos Energy Corp	4,121
251,340	e	Avista Corp	5,115
2,700	e	California Water Service Group	104
194,252	e	Centerpoint Energy, Inc	3,114
22,932		Central Vermont Public Service Corp	838
1,200	e	CH Energy Group, Inc	57
334,981	e	Cleco Corp	8,465
112,420	e	CMS Energy Corp	1,891
396,022	e	Consolidated Edison, Inc	18,336
86,970	e	Crosstex Energy, Inc	3,297
557,082	e	El Paso Corp	9,454
319,132	e	Empire District Electric Co	7,209
44,400		Energen Corp	2,536
186,298		Energy East Corp	5,039
750	e	EnergySouth, Inc	38
406,928	e	Hawaiian Electric Industries, Inc	8,834
293,771	e	Idacorp, Inc	9,618
5,500		ITC Holdings Corp	273
41,139	e	Laclede Group, Inc	1,328
20,283	e	Markwest Hydrocarbon, Inc	1,179
48,764		Metal Management, Inc	2,643
91,293	e	MGE Energy, Inc	3,053
228,197	e	National Fuel Gas Co	10,682
27,359	e	New Jersey Resources Corp	1,357
111,362	e	Nicor, Inc	4,777
599,084		NiSource, Inc	11,466
96,476		Northeast Utilities	2,756
35,979	e	Northwest Natural Gas Co	1,644
83,049	e	NSTAR	2,891
462,148		OGE Energy Corp	15,297
96,994		Oneok, Inc	4,598
662,080		Pepco Holdings, Inc	17,929
85,907		Piedmont Natural Gas Co, Inc	2,155
51,584	e	Pinnacle West Capital Corp	2,038
705,565	e	Puget Energy, Inc	17,265
242,944		Questar Corp	12,762
34,491	e	Resource America, Inc (Class A)	545
100,720		Sempra Energy	5,854
318,938		Sierra Pacific Resources	5,017
41,900	e	SJW Corp	1,430

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
53,659	e	South Jersey Industries, Inc	$1,867
30,419		Southwest Gas Corp	861
3,300	e	Southwest Water Co	42
181,646		TECO Energy, Inc	2,984
57,800		UGI Corp	1,502
21,266	e	UIL Holdings Corp	670
218,854	e	Unisource Energy Corp	6,542
45,399	e	Vectren Corp	1,239
15,260	e*	Waste Services, Inc	148
103,197	e	WGL Holdings, Inc	3,497
562,635		Williams Cos, Inc	19,163
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	278,444

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.07%
8,400	e*	Adaptec, Inc	32
1,523	*	Advanced Energy Industries, Inc	23
245,970	e*	Advanced Micro Devices, Inc	3,247
2,655	e*	American Superconductor Corp	54
238,433		Ametek, Inc	10,305
55,078	e*	Anadigics, Inc	996
360,694	*	Apple Computer, Inc	55,381
65,892	e*	Arris Group, Inc	814
38,995	e*	Atheros Communications, Inc	1,169
25,900	e	Baldor Electric Co	1,035
33,095	e*	C-COR, Inc	380
2,654,327	*	Cisco Systems, Inc	87,885
657,296	e*	Conexant Systems, Inc	789
2,400	e*	Cree, Inc	75
7,400	e	CTS Corp	95
57,473	e*	Ditech Networks, Inc	303
7,500	*	Dolby Laboratories, Inc (Class A)	261
1,805	e*	DTS, Inc	55
10,485	e*	Energizer Holdings, Inc	1,162
39,446	e*	Evergreen Solar, Inc	352
338,624	e*	Finisar Corp	948
27,204	e*	GrafTech International Ltd	485
13,100	e*	Greatbatch, Inc	348
24,800		Harman International Industries, Inc	2,146
108,382	e*	Harmonic, Inc	1,150
2,834,275		Intel Corp	73,294
29,012	e*	InterDigital, Inc	603
74,873	e*	InterVoice, Inc	703
3,100		Lincoln Electric Holdings, Inc	241
1,068	*	Littelfuse, Inc	38
434,610	e*	LSI Logic Corp	3,225
14,183	e*	Mattson Technology, Inc	123
30,404	e*	Medis Technologies Ltd	395
354,613	*	Micron Technology, Inc	3,936
67,684	e*	Microtune, Inc	407
91,193	e	Molex, Inc	2,456
1,305,468		Motorola, Inc	24,190
277,490	e*	MRV Communications, Inc	688
25,190	*	Novellus Systems, Inc	687
163,771	e*	ON Semiconductor Corp	2,057
7,800	e	Park Electrochemical Corp	262
38,473	e	Plantronics, Inc	1,098

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
6,800	e*	Plexus Corp	$186
12,160	*	Polycom, Inc	327
15,700	e*	Power-One, Inc	80
107,344	e*	Powerwave Technologies, Inc	661
2,906	*	QLogic Corp	39
837,441		Qualcomm, Inc	35,390
43,147	e	RadioShack Corp	891
122,783	e*	RF Micro Devices, Inc	826
1,100	e*	Rogers Corp	45
109,628	e*	Silicon Storage Technology, Inc	353
10,000	e*	Sirenza Microdevices, Inc	173
1,169,119	e*	Sirius Satellite Radio, Inc	4,080
84,452	e*	Sycamore Networks, Inc	344
44,039	e*	Symmetricom, Inc	207
11,100	e	Technitrol, Inc	299
15,703	e*	Tekelec	190
56,053	e	Teleflex, Inc	4,368
265,220	e*	Tellabs, Inc	2,525
748,964		Texas Instruments, Inc	27,405
63,300	*	Thomas & Betts Corp	3,712
105,205	e*	Triquint Semiconductor, Inc	517
7,500	e*	TTM Technologies, Inc	87
176,897		Tyco Electronics Ltd	6,267
2,600	e	Vicor Corp	32
13,207	e	Whirlpool Corp	1,177
127,200		Xilinx, Inc	3,325
11,700	*	Zoltek Cos, Inc	511
19,389	*	Zoran Corp	392
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	378,302

ENGINEERING AND MANAGEMENT SERVICES - 0.43%
17,962	e*	Amylin Pharmaceuticals, Inc	898
24,675	*	Applera Corp (Celera Genomics Group)	347
61,621	e*	Ariad Pharmaceuticals, Inc	285
152,817	*	Celgene Corp	10,897
13,718	e*	CV Therapeutics, Inc	123
18,735	e	Diamond Management & Technology Consultants, Inc	172
59,278	*	Hewitt Associates, Inc (Class A)	2,078
79,816	e*	Incyte Corp	571
45,610	e*	Isis Pharmaceuticals, Inc	683
1,400	e	Landauer, Inc	71
12,351	e*	Lifecell Corp	464
145,828		Moody's Corp	7,350
214,126		Paychex, Inc	8,779
101,060	e	Quest Diagnostics, Inc	5,838
21,643	e*	Regeneron Pharmaceuticals, Inc	385
153,896	e*	Rentech, Inc	333
40,579	e*	Savient Pharmaceuticals, Inc	591
16,700	e*	Telik, Inc	49
23,930	e*	Tetra Tech, Inc	505
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	40,419

FABRICATED METAL PRODUCTS - 0.54%
900	e	Ameron International Corp	95
21,800		Aptargroup, Inc	826
125,760		Commercial Metals Co	3,980

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
58,048	e	Dynamic Materials Corp	$2,780
22,906	e	Gulf Island Fabrication, Inc	879
555,200		Illinois Tool Works, Inc	33,112
2,300	e	Insteel Industries, Inc	35
25,700		Pentair, Inc	853
28,103	e	Silgan Holdings, Inc	1,511
22,346		Snap-On, Inc	1,107
81,524		Stanley Works	4,576
8,500	e	Valmont Industries, Inc	721
		TOTAL FABRICATED METAL PRODUCTS	50,475

FOOD AND KINDRED PRODUCTS - 2.02%
239,625		Campbell Soup Co	8,866
276,409		General Mills, Inc	16,035
279,050		H.J. Heinz Co	12,892
5,540	e*	Hansen Natural Corp	314
137,800		Hershey Co	6,395
34,918		J.M. Smucker Co	1,865
20,275	e*	Jones Soda Co	245
362,763		Kellogg Co	20,315
794,158		Kraft Foods, Inc (Class A)	27,406
10,103	e	Lancaster Colony Corp	386
21,000		McCormick & Co, Inc	755
50,600		Pepsi Bottling Group, Inc	1,881
49,999		PepsiAmericas, Inc	1,622
956,954		PepsiCo, Inc	70,106
213,800		Sara Lee Corp	3,568
20,097	e	Tootsie Roll Industries, Inc	533
2,759		Topps Co, Inc	27
228,099		Wrigley (Wm.) Jr Co	14,651
		TOTAL FOOD AND KINDRED PRODUCTS	187,862

FOOD STORES - 0.16%
17,760	e*	Pathmark Stores, Inc	226
269,010		Safeway, Inc	8,907
80,380		Supervalu, Inc	3,136
44,280	e	Whole Foods Market, Inc	2,168
		TOTAL FOOD STORES	14,437

FORESTRY - 0.09%
112,099	e	Weyerhaeuser Co	8,105
		TOTAL FORESTRY	8,105

FURNITURE AND FIXTURES - 0.42%
15,729	e	Herman Miller, Inc	427
74,700	e	Hillenbrand Industries, Inc	4,110
27,119	e	HNI Corp	976
211,078		Johnson Controls, Inc	24,930
62,244		Leggett & Platt, Inc	1,193
312,073	e	Masco Corp	7,231
2,100	e	Tempur-Pedic International, Inc	75
		TOTAL FURNITURE AND FIXTURES	38,942

FURNITURE AND HOME FURNISHINGS STORES - 0.05%
107,795	e*	Bed Bath & Beyond, Inc	3,678
53,694	e	Circuit City Stores, Inc	425

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
2,200	e	Haverty Furniture Cos, Inc	$19
200	*	Mohawk Industries, Inc	16
800	e	Williams-Sonoma, Inc	26
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	4,164

GENERAL BUILDING CONTRACTORS - 0.12%
301	e*	Avatar Holdings, Inc	15
3,524	e	Brookfield Homes Corp	65
49,500		Centex Corp	1,315
194,299		DR Horton, Inc	2,489
20,602	e*	Hovnanian Enterprises, Inc (Class A)	228
1,120		Lennar Corp (B Shares)	24
62,500		Lennar Corp (Class A)	1,416
292		M/I Homes, Inc	4
25,414	e	MDC Holdings, Inc	1,040
410	e*	NVR, Inc	193
219,436	e	Pulte Homes, Inc	2,986
24,862	e	Ryland Group, Inc	533
42,187	e	Standard-Pacific Corp	232
47,400	e*	Toll Brothers, Inc	948
13,000	e*	WCI Communities, Inc	78
		TOTAL GENERAL BUILDING CONTRACTORS	11,566

GENERAL MERCHANDISE STORES - 0.78%
1,687	e	Bon-Ton Stores, Inc	39
3,600	e*	Cabela's, Inc	85
312,078		Costco Wholesale Corp	19,152
84,497		Family Dollar Stores, Inc	2,244
141,195		JC Penney Co, Inc	8,948
10,500	e*	Retail Ventures, Inc	109
3,300	e	Stein Mart, Inc	25
539,125		Target Corp	34,272
270,921		TJX Cos, Inc	7,876
		TOTAL GENERAL MERCHANDISE STORES	72,750

HEALTH SERVICES - 0.76%
122,038	e*	Alliance Imaging, Inc	1,106
4,293	e*	Bio-Reference Labs, Inc	145
7,620	e	Brookdale Senior Living, Inc	303
109,880	*	Community Health Systems, Inc	3,455
4,670	e*	Corvel Corp	108
42,400	*	DaVita, Inc	2,679
44,118	e*	Edwards Lifesciences Corp	2,175
156,776	*	Express Scripts, Inc	8,751
281,198	e	Health Management Associates, Inc (Class A)	1,951
9,590	e*	Healthways, Inc	518
4,400	e*	Hythiam, Inc	33
72,850	*	Laboratory Corp of America Holdings	5,699
4,400	e*	LHC Group, Inc	94
15,820	e*	LifePoint Hospitals, Inc	475
88,217	*	Lincare Holdings, Inc	3,233
19,599	e*	Medcath Corp	538
63,705	e*	Nektar Therapeutics	562
60,505	e	Omnicare, Inc	2,005
6,780	*	Pediatrix Medical Group, Inc	444
16,900	e*	Psychiatric Solutions, Inc	664

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
29,873	*	RehabCare Group, Inc	$525
24,070	*	Sierra Health Services, Inc	1,016
433,608	*	WellPoint, Inc	34,220
		TOTAL HEALTH SERVICES	70,699

HOLDING AND OTHER INVESTMENT OFFICES - 1.43%
2,476	e	Acadia Realty Trust	67
251,068	e	Allied Capital Corp	7,379
7,100		AMB Property Corp	425
37,900		American Financial Realty Trust	305
47,700		Annaly Mortgage Management, Inc	760
47,600		Anworth Mortgage Asset Corp	257
178,815	*	Archstone-Smith Trust	10,754
3,098	e	Ashford Hospitality Trust, Inc	31
36,567		AvalonBay Communities, Inc	4,317
68,455		Boston Properties, Inc	7,112
600	e	Brandywine Realty Trust	15
3,200	e	Capital Lease Funding, Inc	33
1,200	e	Capital Trust, Inc (Class A)	43
6,414	e	Cedar Shopping Centers, Inc	87
3,360	e	Cherokee, Inc	129
8,409		Colonial Properties Trust	288
4,700		Developers Diversified Realty Corp	263
86,371		Duke Realty Corp	2,920
5,051	e	Equity Inns, Inc	114
286,388		Equity Residential	12,131
8,247		FelCor Lodging Trust, Inc	164
12,044	e	First Industrial Realty Trust, Inc	468
134,884		General Growth Properties, Inc	7,232
2,700	e	Gladstone Capital Corp	53
40,600		HCP, Inc	1,347
34,377		Health Care REIT, Inc	1,521
20,556	e	Healthcare Realty Trust, Inc	548
7,346	e	Highwoods Properties, Inc	269
37,685		Hospitality Properties Trust	1,532
265,553		Host Marriott Corp	5,959
23,518		HRPT Properties Trust	233
816	e	Investors Real Estate Trust	9
73,200	e	iStar Financial, Inc	2,488
121,131	e	Kimco Realty Corp	5,476
23,996		Lexington Corporate Properties Trust	480
6,565	e	LTC Properties, Inc	155
105,900	e	Luminent Mortgage Capital, Inc	177
500		Macerich Co	44
23,145	e	Mack-Cali Realty Corp	951
47,300		MFA Mortgage Investments, Inc	381
2,680		Mid-America Apartment Communities, Inc	134
2,761	e	National Health Investors, Inc	85
44,367	e*	NexCen Brands, Inc	298
7,100	e	NorthStar Realty Finance Corp	71
8,050	e	Omega Healthcare Investors, Inc	125
15,279		Pennsylvania Real Estate Investment Trust	595
5,500	e	Post Properties, Inc	213
14,679	e	Potlatch Corp	661
140,624		Prologis	9,330
95,119	e	Public Storage, Inc	7,481

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
1,400	e	RAIT Investment Trust	$12
15,226		Realty Income Corp	426
700		Regency Centers Corp	54
2,766	e	Senior Housing Properties Trust	61
165,395		Simon Property Group, Inc	16,540
4,500	e	Sun Communities, Inc	135
1,000		UDR, Inc	24
1,100		Universal Health Realty Income Trust	39
5,660	e	Urstadt Biddle Properties, Inc (Class A)	88
159,654	e	Virgin Media, Inc	3,875
101,503		Vornado Realty Trust	11,099
32,816		WABCO Holdings, Inc	1,534
84,207	e	Weingarten Realty Investors	3,491
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	133,288

HOTELS AND OTHER LODGING PLACES - 0.34%
5,161	e*	Bluegreen Corp	40
109,560	e	Choice Hotels International, Inc	4,127
69,389	e*	Gaylord Entertainment Co	3,693
110,458	e*	Great Wolf Resorts, Inc	1,365
274,052		Hilton Hotels Corp	12,741
54,170	e*	Lodgian, Inc	639
43,668	e	Marcus Corp	839
178,628		Marriott International, Inc (Class A)	7,765
		TOTAL HOTELS AND OTHER LODGING PLACES	31,209

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.40%
79,500	*	AGCO Corp	4,036
1,300		Albany International Corp (Class A)	49
3,500	e*	Allis-Chalmers Energy, Inc	66
93,450		American Standard Cos, Inc	3,329
4,300	e	Ampco-Pittsburgh Corp	169
727,736		Applied Materials, Inc	15,064
13,569	e*	Astec Industries, Inc	780
74,230	e*	Axcelis Technologies, Inc	379
37,265		Black & Decker Corp	3,104
4,000	e	Briggs & Stratton Corp	101
15,494	*	Brooks Automation, Inc	221
3,900	e	Cascade Corp	254
5,379		CDW Corp	469
7,900	*	Columbus McKinnon Corp	197
75,600		Cummins, Inc	9,668
192,830		Deere & Co	28,620
1,119,443	*	Dell, Inc	30,897
1,000		Donaldson Co, Inc	42
18,700	*	Dril-Quip, Inc	923
1,017,840	*	EMC Corp	21,171
9,460	*	Emulex Corp	181
71,799	*	ENGlobal Corp	819
5,149	e*	Entegris, Inc	45
7,700		Flowserve Corp	587
28,312	*	FMC Technologies, Inc	1,632
14,404	e*	Gehl Co	322
82,775	e	Graco, Inc	3,237
148,463	e*	Grant Prideco, Inc	8,094
1,300,123		Hewlett-Packard Co	64,733

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
2,986	e*	Intermec, Inc	$78
773,627		International Business Machines Corp	91,133
22,664	*	Intevac, Inc	344
2,300	*	Kulicke & Soffa Industries, Inc	20
56,682	*	Lam Research Corp	3,019
39,462	*	Lexmark International, Inc (Class A)	1,639
2,400	e	Lindsay Manufacturing Co	105
6,754	e	Lufkin Industries, Inc	372
77,888		Manitowoc Co, Inc	3,449
38,400	e	Modine Manufacturing Co	1,022
25,100		Nordson Corp	1,260
7,286	e*	Oil States International, Inc	352
28,310		Pall Corp	1,101
13,936	e*	Rackable Systems, Inc	181
1,000		Robbins & Myers, Inc	57
45,177	e*	Semitool, Inc	438
43,161	e*	Sigma Designs, Inc	2,082
580,186	*	Solectron Corp	2,263
166,071	e*	SourceForge, Inc	407
22,138	e	SPX Corp	2,049
31,974	e	Tennant Co	1,557
27,688	*	Terex Corp	2,465
4,026	e*	TurboChef Technologies, Inc	53
10,500	e*	Ultratech, Inc	146
39,294	*	Varian Medical Systems, Inc	1,646
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	316,427

INSTRUMENTS AND RELATED PRODUCTS - 3.53%
17,618	e*	Advanced Medical Optics, Inc	539
17,804	*	Affymetrix, Inc	452
3,704	e	Analogic Corp	236
2,600		Arrow International, Inc	118
44,094		Bard (C.R.), Inc	3,889
438,937		Baxter International, Inc	24,703
63,145		Beckman Coulter, Inc	4,658
209,372		Becton Dickinson & Co	17,179
591,388	*	Boston Scientific Corp	8,250
3,700	*	Bruker BioSciences Corp	33
10,897	e*	Cepheid, Inc	248
2,970	*	Coherent, Inc	95
500	e	Cooper Cos, Inc	26
186,377		Covidien Ltd	7,735
208,273	e*	Credence Systems Corp	644
900		Datascope Corp	30
113,277		Dentsply International, Inc	4,717
3,500	e*	DJ Orthopedics, Inc	172
880,600		Emerson Electric Co	46,865
1,100	*	Excel Technology, Inc	27
6,800	e*	Hologic, Inc	415
900	e*	ICU Medical, Inc	35
12,063	e*	Illumina, Inc	626
8,990	*	Intuitive Surgical, Inc	2,068
4,500	e	Invacare Corp	105
52,208	e*	ION Geophysical Corp	722
700	*	Itron, Inc	65
1,435,005		Johnson & Johnson	94,280

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
61,425		Kla-Tencor Corp	$3,426
10,628	*	L-1 Identity Solutions, Inc	200
110,147	e*	LTX Corp	393
681,028		Medtronic, Inc	38,417
1,166	e*	Merit Medical Systems, Inc	15
2,300	*	Mettler-Toledo International, Inc	235
11,632	e*	Millipore Corp	882
5,300	*	MKS Instruments, Inc	101
3,000	e	Movado Group, Inc	96
200	e*	OYO Geospace Corp	18
1,888	e*	Palomar Medical Technologies, Inc	54
196,101		Pitney Bowes, Inc	8,907
3,100	*	Respironics, Inc	149
2,223	e*	Rudolph Technologies, Inc	31
173,852	*	St. Jude Medical, Inc	7,662
49,797		STERIS Corp	1,361
191,130		Stryker Corp	13,142
10,100	*	Techne Corp	637
32,506		Tektronix, Inc	902
217,568	*	Thermo Electron Corp	12,558
1,600	e*	Thoratec Corp	33
45,643	*	Waters Corp	3,054
404,173	e*	Xerox Corp	7,008
2,400	e*	X-Rite, Inc	35
126,090	*	Zimmer Holdings, Inc	10,212
5,140	e*	Zoll Medical Corp	133
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	328,593

INSURANCE AGENTS, BROKERS AND SERVICE - 0.26%
46,400	e	Brown & Brown, Inc	1,220
4,400	e*	Crawford & Co (Class B)	28
246,845		Hartford Financial Services Group, Inc	22,846
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	24,094

INSURANCE CARRIERS - 2.47%
371,100		Aetna, Inc	20,140
439,870		Aflac, Inc	25,090
720	e*	Alleghany Corp	292
91,600	e	Ambac Financial Group, Inc	5,762
24,600	e	American Financial Group, Inc	702
5,925		American Physicians Capital, Inc	231
28,286	*	AMERIGROUP Corp	975
60,930	e	Assurant, Inc	3,260
63,893		Axis Capital Holdings Ltd	2,486
6,800	*	Centene Corp	146
394,384		Chubb Corp	21,155
214,735		Cincinnati Financial Corp	9,300
44,018	e	Commerce Group, Inc	1,297
1,400	e	Donegal Group, Inc (Class A)	23
64,254	e	Endurance Specialty Holdings Ltd	2,670
37,568	e	Erie Indemnity Co (Class A)	2,296
36,167		Everest Re Group Ltd	3,987
1,251	e*	Fpic Insurance Group, Inc	54
300,740		Genworth Financial, Inc (Class A)	9,242
1,400		Hanover Insurance Group, Inc	62
1,200	e	Harleysville Group, Inc	38

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
13,900		HCC Insurance Holdings, Inc	$398
2,616	e*	HealthExtras, Inc	73
2,200		Horace Mann Educators Corp	43
1,859		Infinity Property & Casualty Corp	75
2,100	e	LandAmerica Financial Group, Inc	82
268,127		Lincoln National Corp	17,688
6,340	e*	Markel Corp	3,069
113,799	e	MBIA, Inc	6,947
60,238	e	Mercury General Corp	3,249
69,700	e	MGIC Investment Corp	2,252
7,290	e*	Molina Healthcare, Inc	264
41,679	e	Nationwide Financial Services, Inc (Class A)	2,243
14,340	e	Odyssey Re Holdings Corp	532
22,800		Phoenix Cos, Inc	322
40,300	e	PMI Group, Inc	1,318
1,400	e	Presidential Life Corp	24
204,025	e	Principal Financial Group	12,872
583,880		Progressive Corp	11,333
28,500	e	Radian Group, Inc	663
10,128		RenaissanceRe Holdings Ltd	662
162,685		Safeco Corp	9,960
700		Tower Group, Inc	18
534,877		Travelers Cos, Inc/The	26,926
30,639		Unitrin, Inc	1,519
139,588		UnumProvident Corp	3,416
74,681		W.R. Berkley Corp	2,213
24,562	*	WellCare Health Plans, Inc	2,590
100		Wesco Financial Corp	40
120,074	e	XL Capital Ltd (Class A)	9,510
		TOTAL INSURANCE CARRIERS	229,509

LEATHER AND LEATHER PRODUCTS - 0.11%
199,600	*	Coach, Inc	9,435
400	e*	Timberland Co (Class A)	8
14,200	e	Weyco Group, Inc	446
		TOTAL LEATHER AND LEATHER PRODUCTS	9,889

LEGAL SERVICES - 0.00% **
1,800	e*	FTI Consulting, Inc	91
		TOTAL LEGAL SERVICES	91

LUMBER AND WOOD PRODUCTS - 0.01%
50,547	e*	Champion Enterprises, Inc	555
4,415	e	Skyline Corp	133
		TOTAL LUMBER AND WOOD PRODUCTS	688

METAL MINING - 0.07%
64,927	*	Apex Silver Mines Ltd	1,263
166,975	e	Royal Gold, Inc	5,468
		TOTAL METAL MINING	6,731

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
19,178	e	Callaway Golf Co	307
12,100	e	Daktronics, Inc	329
9,675	e	Marine Products Corp	82
439,224		Mattel, Inc	10,304

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
27,261	e*	RC2 Corp	$755
59,200	e*	Russ Berrie & Co, Inc	995
178,057		Tyco International Ltd	7,895
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	20,667

MISCELLANEOUS RETAIL - 0.67%
151,855	*	Amazon.com, Inc	14,145
2,300		Barnes & Noble, Inc	81
157,790		Best Buy Co, Inc	7,262
11,723	*	Dollar Tree Stores, Inc	475
55,413	e*	GSI Commerce, Inc	1,474
78,885	*	Office Depot, Inc	1,627
10,103	e*	Overstock.com, Inc	291
308,113		Staples, Inc	6,621
10,100	e	Systemax, Inc	207
28,676		Tiffany & Co	1,501
513,971		Walgreen Co	24,280
111,764	e	World Fuel Services Corp	4,561
		TOTAL MISCELLANEOUS RETAIL	62,525

MOTION PICTURES - 0.73%
3,931	e*	Avid Technology, Inc	106
197,077	*	Discovery Holding Co (Class A)	5,686
70,497	*	DreamWorks Animation SKG, Inc (Class A)	2,356
19,841	e	Regal Entertainment Group (Class A)	435
8,288	e*	Time Warner Telecom, Inc (Class A)	182
2,535,819		Time Warner, Inc	46,558
324,347	*	Viacom, Inc (Class B)	12,640
		TOTAL MOTION PICTURES	67,963

NONDEPOSITORY INSTITUTIONS - 1.26%
61,474		Advanta Corp (Class A)	1,498
166,075	e	American Capital Strategies Ltd	7,096
773,131		American Express Co	45,901
94,294	e*	AmeriCredit Corp	1,658
18,339	e	Asta Funding, Inc	703
257,299		Capital One Financial Corp	17,092
78,600	e	CapitalSource, Inc	1,591
20,400	e	Centerline Holding Co	313
19,600	e*	Credit Acceptance Corp	453
20,595	e	Federal Agricultural Mortgage Corp (Class C)	605
59,450	e	First Marblehead Corp	2,255
592,577		Freddie Mac	34,968
27,100	e*	INVESTools, Inc	327
125,847	e	MCG Capital Corp	1,811
18,410	e	Nelnet, Inc (Class A)	336
3,700	*	PHH Corp	97
12,483	e*	World Acceptance Corp	413
		TOTAL NONDEPOSITORY INSTITUTIONS	117,117

NONMETALLIC MINERALS, EXCEPT FUELS - 0.14%
94,768	e	AMCOL International Corp	3,136
5,200	e	Compass Minerals International, Inc	177
15,300		Florida Rock Industries, Inc	956
96,263	e	Vulcan Materials Co	8,582
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	12,851

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
OIL AND GAS EXTRACTION - 2.49%
43,767		Atlas America, Inc	$2,260
18,190	*	ATP Oil & Gas Corp	855
2,970	e*	Atwood Oceanics, Inc	227
40,138	e	Berry Petroleum Co (Class A)	1,589
9,766	e*	Bronco Drilling Co, Inc	145
85,096	e*	Callon Petroleum Co	1,185
42,822	e*	Cameron International Corp	3,952
3,200	e*	Carrizo Oil & Gas, Inc	144
76,853	e*	Cheniere Energy, Inc	3,010
411,937	e	Chesapeake Energy Corp	14,525
88,652	e	Cimarex Energy Co	3,302
6,315	e*	Complete Production Services, Inc	129
31,222	e*	Contango Oil & Gas Co	1,130
28,057	e*	Delta Petroleum Corp	504
175,338	*	Denbury Resources, Inc	7,836
32,193	e*	Edge Petroleum Corp	413
30,001	e*	Encore Acquisition Co	950
177,736		ENSCO International, Inc	9,971
322,216		Equitable Resources, Inc	16,713
3,400	*	EXCO Resources, Inc	56
11,535	e*	Exterran Holdings, Inc	927
55,136	e*	Forest Oil Corp	2,373
19,800	e*	GeoGlobal Resources, Inc	71
52,104	*	Global Industries Ltd	1,342
228,906	e	GlobalSantaFe Corp	17,401
6,500	e*	GMX Resources, Inc	209
30,098	e*	Goodrich Petroleum Corp	954
45,337	e*	Grey Wolf, Inc	297
33,475	e*	Helix Energy Solutions Group, Inc	1,421
187,470	e	Helmerich & Payne, Inc	6,155
65,929	e*	McMoRan Exploration Co	887
263,284	e*	Meridian Resource Corp	653
137,118	e*	Nabors Industries Ltd	4,219
107,515	*	National Oilwell Varco, Inc	15,536
136,852		Noble Corp	6,713
14,762	*	Oceaneering International, Inc	1,119
15,629	e*	Parallel Petroleum Corp	265
138,488	e*	PetroHawk Energy Corp	2,274
15,280	e*	Petroleum Development Corp	678
29,100	e*	Petroquest Energy, Inc	312
128,017	e	Pioneer Natural Resources Co	5,758
61,817	e*	Plains Exploration & Production Co	2,734
80,100	e	Pogo Producing Co	4,254
122,390	*	Pride International, Inc	4,473
64,013	*	Quicksilver Resources, Inc	3,012
102,753		Range Resources Corp	4,178
77,900		Rowan Cos, Inc	2,850
9,820	e	RPC, Inc	140
150,786		Smith International, Inc	10,766
75,146	*	Southwestern Energy Co	3,145
20,700	e	St. Mary Land & Exploration Co	738
20,878	e*	Stone Energy Corp	835
6,000	*	Superior Energy Services	213
45,433	e*	Swift Energy Co	1,859

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
94,026	e	Tidewater, Inc	$5,909
30,538	e*	Toreador Resources Corp	361
198,445	*	Transocean, Inc	22,434
7,697	e*	TXCO Resources, Inc	69
17,825	*	Unit Corp	863
38,653	e*	Venoco, Inc	663
19,400	e	W&T Offshore, Inc	473
3,800	*	Warren Resources, Inc	48
2,905	e*	W-H Energy Services, Inc	214
14,605	*	Whiting Petroleum Corp	649
366,186		XTO Energy, Inc	22,645
		TOTAL OIL AND GAS EXTRACTION	231,985

PAPER AND ALLIED PRODUCTS - 0.53%
51,000	e	Bemis Co	1,485
40,000	e	Bowater, Inc	597
31,200	*	Buckeye Technologies, Inc	472
2,600	e*	Cenveo, Inc	56
34,100	e*	Chesapeake Corp	289
25,642	*	Domtar Corporation	210
22,564		Glatfelter	335
188,245		International Paper Co	6,752
331,425		Kimberly-Clark Corp	23,286
216,149		MeadWestvaco Corp	6,383
69,697		Packaging Corp of America	2,026
8,700		Rock-Tenn Co (Class A)	251
110,950	e	Sonoco Products Co	3,349
60,796		Temple-Inland, Inc	3,200
10,800	e	Wausau Paper Corp	120
		TOTAL PAPER AND ALLIED PRODUCTS	48,811

PERSONAL SERVICES - 0.02%
55,699		Regis Corp	1,777
13,656		Unifirst Corp	512
		TOTAL PERSONAL SERVICES	2,289

PETROLEUM AND COAL PRODUCTS - 2.21%
37,600	e	Alon USA Energy, Inc	1,270
411,886		Apache Corp	37,094
4,640		Ashland, Inc	279
63,100		Cabot Oil & Gas Corp	2,219
450,574		Devon Energy Corp	37,488
264,430		EOG Resources, Inc	19,126
199,616		Frontier Oil Corp	8,312
42,962	e*	Headwaters, Inc	639
244,381	e	Hess Corp	16,259
54,670		Holly Corp	3,271
174,442		Murphy Oil Corp	12,192
119,240	*	Newfield Exploration Co	5,743
281,490		Noble Energy, Inc	19,715
150,944		Sunoco, Inc	10,684
409,796		Valero Energy Corp	27,530
87,486	e	Western Refining, Inc	3,550
		TOTAL PETROLEUM AND COAL PRODUCTS	205,371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
PIPELINES, EXCEPT NATURAL GAS - 0.16%
596,683	e	Spectra Energy Corp	$14,607
		TOTAL PIPELINES, EXCEPT NATURAL GAS	14,607

PRIMARY METAL INDUSTRIES - 0.96%
251,846		Alcoa, Inc	9,852
17,626		Allegheny Technologies, Inc	1,938
25,669	e*	Brush Engineered Materials, Inc	1,332
110,448	e*	Century Aluminum Co	5,815
10,580	*	CommScope, Inc	532
701,181		Corning, Inc	17,284
48,876	e	Gibraltar Industries, Inc	904
17,710		Hubbell, Inc (Class B)	1,012
24,557	e*	LB Foster Co (Class A)	1,067
59,078		Mueller Industries, Inc	2,135
304,136	e	Nucor Corp	18,087
38,577	e	Olympic Steel, Inc	1,048
45,667	e	Quanex Corp	2,145
117,236		Steel Dynamics, Inc	5,475
33,344	e	Tredegar Corp	575
124,733		United States Steel Corp	13,214
94,157	e*	Wheeling-Pittsburgh Corp	1,817
232,450	e	Worthington Industries, Inc	5,477
		TOTAL PRIMARY METAL INDUSTRIES	89,709

PRINTING AND PUBLISHING - 0.49%
1,300	e*	ACCO Brands Corp	29
5,100	e	Bowne & Co, Inc	85
800	e	CSS Industries, Inc	29
33,100		Dow Jones & Co, Inc	1,976
29,750		Dun & Bradstreet Corp	2,934
2,100	e	Ennis, Inc	46
109,352	e	EW Scripps Co (Class A)	4,593
49,559		Harte-Hanks, Inc	975
17,999	e	John Wiley & Sons, Inc (Class A)	809
24,900	e	Lee Enterprises, Inc	388
1,800	e	McClatchy Co (Class A)	36
284,484		McGraw-Hill Cos, Inc	14,483
50,247		Meredith Corp	2,879
238,488	e	New York Times Co (Class A)	4,712
21,328	e*	R.H. Donnelley Corp	1,195
23,349	e	Standard Register Co	297
159,567	e*	Tribune Co	4,359
7,056	e	Washington Post Co (Class B)	5,665
		TOTAL PRINTING AND PUBLISHING	45,490

RAILROAD TRANSPORTATION - 0.42%
316,610		CSX Corp	13,529
40,644	e*	Kansas City Southern Industries, Inc	1,308
467,010		Norfolk Southern Corp	24,242
		TOTAL RAILROAD TRANSPORTATION	39,079

REAL ESTATE - 0.03%
85,217	e*	CB Richard Ellis Group, Inc (Class A)	2,372
5,600		Forest City Enterprises, Inc (Class A)	309
33,399	e	Stewart Enterprises, Inc (Class A)	255
		TOTAL REAL ESTATE	2,936

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.24%
1,981	e*	Deckers Outdoor Corp	$218
323,670		Nike, Inc (Class B)	18,986
63,800		Sealed Air Corp	1,631
11,100	e	Spartech Corp	189
1,800	e*	Trex Co, Inc	20
36,984	e	Tupperware Corp	1,165
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	22,209

SECURITY AND COMMODITY BROKERS - 2.05%
29,610		A.G. Edwards, Inc	2,480
86,161	e	Ameriprise Financial, Inc	5,438
15,100	e	BlackRock, Inc	2,618
595,243		Charles Schwab Corp	12,857
22,654		CME Group, Inc	13,306
169,245	e*	E*Trade Financial Corp	2,210
3,800	e	Eaton Vance Corp	152
18,379		Federated Investors, Inc (Class B)	730
173,317		Franklin Resources, Inc	22,098
1,830	e	GAMCO Investors, Inc (Class A)	100
241,276		Goldman Sachs Group, Inc	52,294
31,600	*	IntercontinentalExchange, Inc	4,800
72,720	e	Janus Capital Group, Inc	2,056
49,052		Legg Mason, Inc	4,135
609,309		Merrill Lynch & Co, Inc	43,432
36,363	*	Nasdaq Stock Market, Inc	1,370
24,050	e	Nymex Holdings, Inc	3,131
90,000		NYSE Euronext	7,125
68,569	e	SEI Investments Co	1,871
158,652		T Rowe Price Group, Inc	8,835
		TOTAL SECURITY AND COMMODITY BROKERS	191,038

SOCIAL SERVICES - 0.00% **
44,409	e*	Capital Senior Living Corp	374
		TOTAL SOCIAL SERVICES	374

SPECIAL TRADE CONTRACTORS - 0.02%
400	e	Alico, Inc	17
2,050	e	Comfort Systems USA, Inc	29
9,383	e*	Layne Christensen Co	521
47,182	e*	Quanta Services, Inc	1,248
		TOTAL SPECIAL TRADE CONTRACTORS	1,815

STONE, CLAY, AND GLASS PRODUCTS - 0.56%
514,744		3M Co	48,170
2,065		Apogee Enterprises, Inc	54
1,122	e*	Cabot Microelectronics Corp	48
7,125	e	CARBO Ceramics, Inc	361
42,148	e	Eagle Materials, Inc	1,506
83,512	e	Gentex Corp	1,791
13,303	e*	Owens Corning, Inc	333
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	52,263

TEXTILE MILL PRODUCTS - 0.00% **
1,600		Oxford Industries, Inc	58
		TOTAL TEXTILE MILL PRODUCTS	58

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
TRANSPORTATION BY AIR - 0.38%
13,184	e*	Air Methods Corp	$609
74,620	e*	Airtran Holdings, Inc	734
18,300	e*	Alaska Air Group, Inc	423
102,830	e*	AMR Corp	2,292
92,958	e*	Continental Airlines, Inc (Class B)	3,070
56,600	e*	ExpressJet Holdings, Inc	175
161,924		FedEx Corp	16,962
76,683	e*	JetBlue Airways Corp	707
28,645	e	Skywest, Inc	721
627,375		Southwest Airlines Co	9,285
		TOTAL TRANSPORTATION BY AIR	34,978

TRANSPORTATION EQUIPMENT - 0.73%
3,800		A.O. Smith Corp	167
4,700	e*	Accuride Corp	57
7,885	*	Aftermarket Technology Corp	250
51,000	e	American Axle & Manufacturing Holdings, Inc	1,288
70,430	e	ArvinMeritor, Inc	1,185
117,096		Autoliv, Inc	6,996
265,688	e*	BE Aerospace, Inc	11,034
14,800	e	Federal Signal Corp	227
224,750		Genuine Parts Co	11,238
205,687		Harley-Davidson, Inc	9,505
75,456		Harsco Corp	4,472
20,829	e	Noble International Ltd	443
131,384		Paccar, Inc	11,201
177,317	*	Spirit Aerosystems Holdings, Inc (Class A)	6,905
62,300	e	Superior Industries International, Inc	1,351
25,384	e*	Tenneco, Inc	787
400		Thor Industries, Inc	18
169,570	e*	Visteon Corp	873
1,200	e	Westinghouse Air Brake Technologies Corp	45
		TOTAL TRANSPORTATION EQUIPMENT	68,042

TRANSPORTATION SERVICES - 0.02%
26,100		CH Robinson Worldwide, Inc	1,417
13,840	e	Expeditors International Washington, Inc	655
2,064	*	HUB Group, Inc (Class A)	62
		TOTAL TRANSPORTATION SERVICES	2,134

TRUCKING AND WAREHOUSING - 0.38%
465,235		United Parcel Service, Inc (Class B)	34,939
		TOTAL TRUCKING AND WAREHOUSING	34,939

WATER TRANSPORTATION - 0.04%
24,396		Alexander & Baldwin, Inc	1,223
24,700	e*	Gulfmark Offshore, Inc	1,202
23,069	e*	Hornbeck Offshore Services, Inc	847
		TOTAL WATER TRANSPORTATION	3,272

WHOLESALE TRADE-DURABLE GOODS - 0.39%
3,400		Agilysys, Inc	57
157,794	e	Barnes Group, Inc	5,037

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
19,700		BorgWarner, Inc			$1,803
6,024	e	Building Material Holding Corp			64
39,080	e	Castle (A.M.) & Co			1,274
10,000	*	Cytyc Corp			477
122,900	e	IKON Office Solutions, Inc			1,579
1,278	*	Keystone Automotive Industries, Inc			61
5,070	e	Martin Marietta Materials, Inc			677
8,672	e*	MWI Veterinary Supply, Inc			327
9,158	e	Owens & Minor, Inc			349
101,785	*	Patterson Cos, Inc			3,930
2,500	e*	PSS World Medical, Inc			48
96,272		Reliance Steel & Aluminum Co			5,443
170,267	e	Ryerson Tull, Inc			5,745
3,500	*	Tech Data Corp			140
23,000	e*	Tyler Technologies, Inc			307
89,100		W.W. Grainger, Inc			8,125
14,080	e*	WESCO International, Inc			605
		TOTAL WHOLESALE TRADE-DURABLE GOODS			36,048

WHOLESALE TRADE-NONDURABLE GOODS - 0.30%
24,761	e*	Akorn, Inc			185
23,472	e*	Allscripts Healthcare Solutions, Inc			634
800		Dean Foods Co			20
87,798	*	Endo Pharmaceuticals Holdings, Inc			2,723
24,135	*	Henry Schein, Inc			1,468
72,764	e	Idearc, Inc			2,290
3,700	e	Kenneth Cole Productions, Inc (Class A)			72
6,000	e	Men's Wearhouse, Inc			303
2,100	e	Myers Industries, Inc			42
13,256	e	Nash Finch Co			528
14,982	e	Spartan Stores, Inc			338
550,943		Sysco Corp			19,608
1,900	e*	Volcom, Inc			81
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			28,292

		TOTAL COMMON STOCKS			5,570,800
		(Cost $3,690,225)
PRINCIPAL

SHORT-TERM INVESTMENTS - 10.68%

COMMERCIAL PAPER - 5.37%
$ 5,000,000		American Express Credit Corp	0.000%	10/29/07	4,979
30,000,000		American Express Credit Corp	0.000	11/02/07	29,853
15,000,000	d	Campbell Soup Co	0.000	10/17/07	14,960
23,000,000		Campbell Soup Co	0.000	11/19/07	22,830
14,000,000		Coca-Cola Co	0.000	10/16/07	13,965
25,000,000		Coca-Cola Co	0.000	12/10/07	24,743
25,000,000		Coca-Cola Enterprises, Inc	0.000	10/04/07	24,979
30,000,000		General Mills, Inc	0.000	10/03/07	29,978
20,000,000		Hershey Co	0.000	10/23/07	19,931
35,000,000		Hewlett-Packard Co	0.000	11/16/07	34,759
35,000,000		IBM Capital, Inc	0.000	12/18/07	34,599
23,110,000	d	Johnson & Johnson	0.000	10/04/07	23,091
16,000,000		Kimberly-Clark Wordwide	0.000	10/17/07	15,958
10,000,000		McGraw-Hill Cos, Inc	0.000	10/16/07	9,975

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY	VALUE
PRINCIPAL			DATE	(000)
$ 28,610,000		McGraw-Hill Cos, Inc 0.000	11/19/07	$28,399
35,000,000	d	PepsiAmericas, Inc 0.000	10/02/07	34,980
25,000,000		Pitney Bowes, Inc 0.000	10/15/07	24,941
30,000,000		Praxair, Inc 0.000	10/05/07	29,971
6,600,000		Praxair, Inc 0.000	10/11/07	6,588
35,000,000	d	Procter & Gamble Co 0.000	10/01/07	34,985
35,000,000	d	Target Corp 0.000	10/22/07	34,883
		TOTAL COMMERCIAL PAPER		499,347

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 2.58%
50,000,000	d	Federal Home Loan Bank (FHLB) 0.000	10/05/07	49,975
48,191,000	d	FHLB 0.000	10/24/07	48,051
80,000,000		FHLB 0.000	10/26/07	79,748
11,700,000		FHLB 0.000	12/05/07	11,600
17,475,000		FHLB 0.000	12/17/07	17,298
25,625,000		Federal National Mortgage Association (FNMA) 0.000	10/12/07	25,590
7,600,000		FNMA 0.000	10/15/07	7,587
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES		239,849

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.73%
REPURCHASED AGREEMENTS
90,000,000		Bear Stearns & Co, Inc 4.930% Dated 09/30/2007,		90,037
		Due 10/01/2007 In the Amount of $90,036,975
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 4.125% - 4.300%, 04/18/2008	$ 13,716,900
		Federal Home Loan Mortgage Corp (FHLMC) 6.000%,
		07/13/2015 - 09/28/2020	13,139,317
		Federal National Mortgage Association (FNMA)
		0.000% - 6.000%, 10/04/2007 - 10/03/2033	71,358,990
		Total Market Value	98,215,207

25,000,000		Credit Suisse (USA), Inc 4.950% Dated 09/30/2007,		25,010
		Due 10/01/2007 In the Amount of $25,010,313
		Fully Collateralized as follows:
		Federal National Mortgage Association (FNMA)
		4.375% - 7.250%, 01/15/2010 - 01/15/2030	25,168,851
		Total Market Value	25,168,851

60,000,000		Goldman Sachs & Co, Inc 4.900% Dated 09/30/2007,		60,024
		Due 10/01/2007 In the Amount of $60,024,500
		Fully Collateralized as follows:
		Federal National Mortgage Association (FNMA) 5.250%, 08/01/2012	61,205,690
		Total Market Value	61,205,690

75,000,000		Merrill Lynch & Co, Inc 4.890% Dated 09/30/2007,		75,031
		Due 10/01/2007 In the Amount of $75,030,563
		Fully Collateralized as follows:
		Federal National Mortgage Association (FNMA) 6.000%, 04/18/2036	78,187,038
		Total Market Value	78,187,038

4,312,000		Morgan Stanley & Co, Inc 4.9500% Dated 09/30/2007,		4,314
		Due 10/01/2007 In the Amount of $4,313,779
		Fully Collateralized as follows:
		Federal National Mortgage Association (FNMA) 5.350%, 11/14/2011	4,436,369
		Total Market Value	4,436,369

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		254,416

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

VALUE
(000)
	TOTAL SHORT-TERM INVESTMENTS	$993,612
(Cost $993,861)

	TOTAL PORTFOLIO - 109.80%	10,213,061
(Cost $8,354,735)
	OTHER ASSETS & LIABILITIES, NET - (9.80%)	(911,826)

	NET ASSETS - 100.00%	$9,301,235

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
LP	Limited Partnership
N/R	Not rated by Moody's

*	Non-income producing.
**	Percentage represents less than 0.01%.
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration
to qualified institutional buyers.
At September 30, 2007, the value of these securities amounted to $208,089,251 or 2.24% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of September 30, 2007.
j	Zero coupon.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.
+	As provided by Moody's Investors Service.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

At September 30, 2007, the net unrealized appreciation on investments was $1,858,326,516, consisting of gross unrealized appreciation of $2,028,595,969 and gross unrealized depreciation of $170,269,453.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2007

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 99.78%

ASSET BACKED - 0.16%
$ 18,233,744	Honda Auto Receivables Owner Trust Series 2007-2 (Class A1)	5.326%	06/23/08	$18,224
	TOTAL ASSET BACKED			18,224

BANKERS ACCEPTANCE - 0.94%
6,950,000	JPMorgan Chase Bank NA	0.000	10/03/07	6,947
14,517,000	JPMorgan Chase Bank NA	0.000	10/15/07	14,488
19,153,000	JPMorgan Chase Bank NA	0.000	12/21/07	18,934
25,000,000	Wachovia Bank NA	0.000	03/06/08	24,453
20,000,000	Wachovia Bank NA	0.000	03/11/08	19,540
25,000,000	Wachovia Bank NA	0.000	03/14/08	24,415
	TOTAL BANKERS ACCEPTANCE			108,777

BANK NOTE - 0.87%
25,000,000	Wells Fargo Bank NA	5.300	10/04/07	25,000
25,000,000	Wells Fargo Bank NA	5.300	10/10/07	25,000
50,000,000	Wells Fargo Bank NA	5.400	10/23/07	49,993
	TOTAL BANK NOTE			99,993

CERTIFICATES OF DEPOSIT - 13.54%
50,000,000	Abbey National plc	5.300	11/08/07	49,972
50,000,000	Abbey National plc	5.100	12/21/07	49,990
30,000,000	Abbey National plc	5.000	12/27/07	29,986
25,000,000	Abbey National plc	5.000	12/27/07	24,989
25,000,000	American Express Bank FSB	5.630	10/01/07	25,000
25,000,000	American Express Bank FSB	5.780	10/03/07	25,000
25,000,000	American Express Bank FSB	5.380	10/19/07	25,000
25,000,000	American Express Bank FSB	5.710	10/19/07	25,000
30,000,000	American Express Bank FSB	4.990	10/24/07	30,000
7,000,000	American Express Bank FSB	5.060	11/01/07	7,000
25,000,000	American Express Centurion Bank	5.050	11/08/07	25,000
50,000,000	Banco Bilbao Vizcaya Argentaria S.A.	5.580	11/08/07	49,987
50,000,000	Banco Bilbao Vizcaya Argentaria S.A.	5.500	12/20/07	50,036
25,000,000	Banco Bilbao Vizcaya Argentaria S.A.	5.350	12/27/07	25,009
50,000,000	Bank of Montreal	5.720	11/06/07	50,001
44,105,000	Bank of Montreal	5.500	11/26/07	44,126
50,000,000	Bank of Montreal	5.480	11/29/07	50,026
40,000,000	Bank of Montreal	5.650	12/11/07	40,037
15,350,000	Bank of Nova Scotia	5.490	10/25/07	15,350
50,000,000	Bank of Nova Scotia	5.450	11/01/07	49,987
50,000,000	Bank of Nova Scotia	4.950	12/20/07	49,973
25,000,000	Barclays Bank plc	5.500	11/16/07	24,996
25,000,000	Calyon	5.030	12/19/07	24,991
44,000,000	Canadian Imperial Bank of Commerce	5.440	10/29/07	43,996
50,000,000	Deutsche Bank	5.290	10/16/07	49,995
50,000,000	Deutsche Bank	5.360	10/17/07	49,996
50,000,000	Deutsche Bank	5.320	10/18/07	49,995
43,965,000	Deutsche Bank	5.390	12/17/07	43,984

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 50,000,000	Dexia Banque	5.295%	10/24/07	$49,992
25,000,000	Dexia Banque	5.070	11/05/07	25,000
50,000,000	Lloyds TSB Bank plc	5.040	12/26/07	49,982
9,000,000	Lloyds TSB Bank plc	5.300	02/22/08	9,000
30,000,000	PNC Bank NA	5.330	10/17/07	29,997
20,000,000	Royal Bank of Canada	5.310	10/09/07	19,999
14,590,000	Royal Bank of Canada	5.310	10/25/07	14,588
48,900,000	Royal Bank of Canada	5.600	12/12/07	48,941
50,000,000	Royal Bank of Canada	4.900	12/18/07	49,968
50,000,000	Royal Bank of Scotland plc	5.410	11/05/07	49,980
14,000,000	Royal Bank of Scotland plc	5.460	03/14/08	14,017
50,000,000	Toronto Dominion Bank	5.450	10/18/07	50,000
30,000,000	Toronto Dominion Bank	5.450	10/24/07	29,999
30,000,000	Toronto Dominion Bank	5.520	11/06/07	29,991
30,000,000	UBS AG.	5.550	12/06/07	30,020
25,000,000	Wachovia Bank NA	5.350	10/16/07	25,000
	TOTAL CERTIFICATES OF DEPOSIT			1,555,896

COMMERCIAL PAPER - 65.21%
20,000,000	Abbey National North America LLC	0.000	11/06/07	19,883
24,000,000	Abbey National North America LLC	0.000	12/31/07	23,682
64,900,000	Abbott Laboratories, Inc	0.000	10/02/07	64,881
15,000,000	Abbott Laboratories, Inc	0.000	10/24/07	14,953
15,930,000	Abbott Laboratories, Inc	0.000	10/26/07	15,876
5,151,000	ABN Amro North America Finance	0.000	12/12/07	5,097
17,000,000	Alcon Capital Corp	0.000	10/04/07	16,990
9,750,000	American Express Credit Corp	0.000	10/09/07	9,737
28,000,000	American Express Credit Corp	0.000	10/12/07	27,950
3,360,000	American Honda Finance Corp	0.000	10/09/07	3,356
15,400,000	American Honda Finance Corp	0.000	10/10/07	15,378
35,000,000	American Honda Finance Corp	0.000	10/16/07	34,917
21,900,000	American Honda Finance Corp	0.000	10/18/07	21,842
15,000,000	American Honda Finance Corp	0.000	10/25/07	14,945
21,000,000	American Honda Finance Corp	0.000	11/19/07	20,836
24,370,000	American Honda Finance Corp	0.000	11/27/07	24,171
55,590,000	American Honda Finance Corp	0.000	11/28/07	55,131
5,500,000	American Honda Finance Corp	0.000	11/29/07	5,453
33,000,000	Anheuser-Busch Cos, Inc	0.000	10/23/07	32,895
13,000,000	Anheuser-Busch Cos, Inc	0.000	10/25/07	12,955
11,000,000	Anheuser-Busch Cos, Inc	0.000	11/26/07	10,912
19,685,000	Atlantis One Funding Corp	0.000	10/18/07	19,629
30,000,000	Atlantis One Funding Corp	0.000	10/26/07	29,870
8,290,000	Bank of America Corp	0.000	10/02/07	8,288
4,750,000	Bank of America Corp	0.000	10/04/07	4,747
17,600,000	Bank of America Corp	0.000	10/05/07	17,587
26,930,000	Bank of America Corp	0.000	11/16/07	26,732
25,000,000	Bank of America Corp	0.000	11/20/07	24,814
18,000,000	Bank of America Corp	0.000	01/15/08	17,721
21,420,000	Bank of America Corp	0.000	01/24/08	21,061
18,460,000	Bank of Nova Scotia	0.000	12/18/07	18,250
10,000,000	Bank of Nova Scotia	0.000	12/28/07	9,872
5,000,000	Barclays U.S. Funding Corp	0.000	10/05/07	4,996
25,000,000	Barclays U.S. Funding Corp	0.000	10/11/07	24,960
27,765,000	Barclays U.S. Funding Corp	0.000	10/30/07	27,640
25,000,000	Barclays U.S. Funding Corp	0.000	10/31/07	24,882
20,000,000	Barclays U.S. Funding Corp	0.000	11/05/07	19,890

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 10,000,000	Barclays U.S. Funding Corp	0.000%	11/13/07	$9,930
30,000,000	Barclays U.S. Funding Corp	0.000	12/10/07	29,693
27,000,000	Becton Dickinson & Co	0.000	10/19/07	26,929
39,500,000	Beta Finance, Inc	0.000	10/22/07	39,357
19,120,000	Beta Finance, Inc	0.000	10/23/07	19,047
24,000,000	Beta Finance, Inc	0.000	11/26/07	23,799
4,533,000	BMW US Capital Corp	0.000	10/03/07	4,531
20,200,000	BMW US Capital Corp	0.000	10/04/07	20,189
24,000,000	BMW US Capital Corp	0.000	10/05/07	23,983
15,000,000	BMW US Capital Corp	0.000	10/09/07	14,980
42,000,000	BMW US Capital Corp	0.000	10/11/07	41,932
6,725,000	BMW US Capital Corp	0.000	10/12/07	6,713
25,000,000	BMW US Capital Corp	0.000	10/22/07	24,924
62,000,000	BMW US Capital Corp	0.000	11/16/07	61,567
25,000,000	Calyon North America, Inc	0.000	11/26/07	24,801
50,000,000	Canadian Imperial Holding, Inc	0.000	10/29/07	49,783
10,000,000	Canadian Imperial Holding, Inc	0.000	11/13/07	9,930
40,000,000	Canadian Imperial Holding, Inc	0.000	11/14/07	39,727
50,000,000	Canadian Imperial Holding, Inc	0.000	12/07/07	49,508
50,000,000	Canadian Wheat Board	0.000	12/07/07	49,511
50,000,000	Cargill, Inc	0.000	10/01/07	49,993
50,000,000	CC (USA), Inc	0.000	10/23/07	49,810
45,000,000	CC (USA), Inc	0.000	11/01/07	44,749
45,000,000	Ciesco LLC	0.000	10/10/07	44,922
24,000,000	Ciesco LLC	0.000	10/17/07	23,936
12,000,000	Ciesco LLC	0.000	10/18/07	11,966
20,000,000	Ciesco LLC	0.000	10/23/07	19,924
20,000,000	Ciesco LLC	0.000	11/01/07	19,894
8,500,000	Ciesco LLC	0.000	11/02/07	8,457
25,000,000	Ciesco LLC	0.000	11/05/07	24,849
13,000,000	Ciesco LLC	0.000	11/19/07	12,898
20,000,000	Ciesco LLC	0.000	12/04/07	19,803
12,000,000	Ciesco LLC	0.000	01/15/08	11,809
26,000,000	Citigroup Funding, Inc	0.000	10/18/07	25,932
25,000,000	Citigroup Funding, Inc	0.000	10/19/07	24,930
30,000,000	Citigroup Funding, Inc	0.000	10/31/07	29,858
25,000,000	Citigroup Funding, Inc	0.000	12/11/07	24,741
25,000,000	Citigroup Funding, Inc	0.000	12/13/07	24,734
19,000,000	Citigroup Funding, Inc	0.000	01/25/08	18,680
50,000,000	Citigroup Funding, Inc	0.000	02/04/08	49,091
21,000,000	Coca-Cola Co	0.000	10/04/07	20,988
15,000,000	Coca-Cola Co	0.000	10/11/07	14,976
28,000,000	Coca-Cola Co	0.000	10/29/07	27,879
46,300,000	Coca-Cola Co	0.000	12/04/07	45,864
16,355,000	Coca-Cola Co	0.000	12/06/07	16,196
43,000,000	Coca-Cola Co	0.000	12/13/07	42,539
30,000,000	Coca-Cola Co	0.000	12/14/07	29,674
4,100,000	Colgate-Palmolive Co	0.000	10/05/07	4,097
40,000,000	Colgate-Palmolive Co	0.000	11/06/07	39,767
32,815,000	Colgate-Palmolive Co	0.000	11/08/07	32,613
5,000,000	Corporate Asset Funding Corp	0.000	10/05/07	4,996
40,000,000	Corporate Asset Funding Corp	0.000	10/23/07	39,848
46,000,000	Corporate Asset Funding Corp	0.000	10/26/07	45,814
26,000,000	Corporate Asset Funding Corp	0.000	10/30/07	25,869
63,000,000	Corporate Asset Funding Corp	0.000	11/02/07	62,655
20,000,000	Corporate Asset Funding Corp	0.000	12/11/07	19,783

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 40,000,000	Danske Corp	0.000%	10/12/07	$39,929
32,650,000	Danske Corp	0.000	10/30/07	32,503
50,000,000	Danske Corp	0.000	11/09/07	49,679
50,000,000	Danske Corp	0.000	12/20/07	49,416
25,000,000	Danske Corp	0.000	12/21/07	24,704
29,500,000	Dorada Finance, Inc	0.000	10/22/07	29,393
20,000,000	Dorada Finance, Inc	0.000	10/25/07	19,918
3,500,000	Edison Asset Securitization LLC	0.000	10/09/07	3,495
17,244,000	Edison Asset Securitization LLC	0.000	10/10/07	17,218
25,490,000	Edison Asset Securitization LLC	0.000	10/11/07	25,448
3,400,000	Edison Asset Securitization LLC	0.000	10/15/07	3,392
4,000,000	Edison Asset Securitization LLC	0.000	10/23/07	3,985
20,000,000	Edison Asset Securitization LLC	0.000	10/30/07	19,919
4,828,000	Edison Asset Securitization LLC	0.000	12/03/07	4,781
14,667,000	Fairway Finance Corp	0.000	10/15/07	14,633
50,000,000	General Electric Capital Corp	0.000	10/09/07	49,934
12,000,000	General Electric Capital Corp	0.000	10/18/07	11,969
13,000,000	General Electric Capital Corp	0.000	11/06/07	12,924
20,000,000	General Electric Capital Corp	0.000	01/17/08	19,686
12,000,000	General Electric Capital Corp	0.000	03/25/08	11,702
50,000,000	General Electric Co	0.000	11/28/07	49,589
24,000,000	General Electric Co	0.000	12/28/07	23,692
10,000,000	General Electric Co	0.000	12/31/07	9,867
20,000,000	Govco LLC	0.000	10/02/07	19,994
50,000,000	Govco LLC	0.000	10/17/07	49,867
5,000,000	Govco LLC	0.000	10/18/07	4,985
7,675,000	Govco LLC	0.000	10/19/07	7,653
6,500,000	Govco LLC	0.000	10/23/07	6,475
25,000,000	Govco LLC	0.000	11/02/07	24,854
5,600,000	Govco LLC	0.000	11/05/07	5,566
10,000,000	Govco LLC	0.000	11/20/07	9,922
2,000,000	Govco LLC	0.000	11/26/07	1,983
50,000,000	Govco LLC	0.000	12/03/07	49,515
19,000,000	Govco LLC	0.000	12/13/07	18,788
16,985,000	Grampian Funding LLC	0.000	10/05/07	16,973
15,000,000	Grampian Funding LLC	0.000	12/14/07	14,830
50,000,000	Greenwich Capital Holdings, Inc	0.000	11/21/07	49,640
30,000,000	Greenwich Capital Holdings, Inc	0.000	12/13/07	29,680
5,300,000	Harley-Davidson Funding Corp	0.000	10/10/07	5,292
10,000,000	Harley-Davidson Funding Corp	0.000	10/11/07	9,984
10,000,000	Harley-Davidson Funding Corp	0.000	10/12/07	9,982
5,000,000	Harley-Davidson Funding Corp	0.000	10/15/07	4,989
9,000,000	Harley-Davidson Funding Corp	0.000	11/09/07	8,953
25,000,000	HBOS Treasury Services plc	0.000	10/15/07	24,945
18,400,000	HBOS Treasury Services plc	0.000	10/17/07	18,354
12,960,000	HBOS Treasury Services plc	0.000	10/25/07	12,913
20,000,000	HBOS Treasury Services plc	0.000	10/29/07	19,914
10,600,000	HBOS Treasury Services plc	0.000	10/30/07	10,552
14,600,000	HBOS Treasury Services plc	0.000	11/01/07	14,528
40,000,000	HBOS Treasury Services plc	0.000	12/11/07	39,585
47,180,000	HSBC Finance Corp	0.000	10/15/07	47,075
75,000,000	HSBC Finance Corp	0.000	12/04/07	74,294
25,000,000	HSBC Finance Corp	0.000	12/10/07	24,743
25,000,000	IBM Capital, Inc	0.000	12/10/07	24,743
48,150,000	IBM International Group	0.000	10/15/07	48,043
106,550,000	IBM International Group	0.000	10/31/07	106,044

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 34,000,000	ING US Funding LLC	0.000%	10/16/07	$33,920
32,000,000	ING US Funding LLC	0.000	10/24/07	31,890
25,000,000	ING US Funding LLC	0.000	10/25/07	24,909
20,000,000	ING US Funding LLC	0.000	11/02/07	19,898
20,000,000	ING US Funding LLC	0.000	11/16/07	19,854
40,000,000	ING US Funding LLC	0.000	11/19/07	39,690
23,680,000	ING US Funding LLC	0.000	12/18/07	23,410
20,000,000	International Business Machines Corp	0.000	12/26/07	19,747
40,000,000	Johnson & Johnson	0.000	10/12/07	39,929
26,400,000	Johnson & Johnson	0.000	10/25/07	26,304
47,000,000	Johnson & Johnson	0.000	11/19/07	46,636
20,000,000	JPMorgan Chase & Co	0.000	10/16/07	19,953
25,000,000	JPMorgan Chase & Co	0.000	11/06/07	24,853
4,400,000	JPMorgan Chase & Co	0.000	11/08/07	4,377
37,745,000	JPMorgan Chase & Co	0.000	11/16/07	37,484
10,000,000	JPMorgan Chase & Co	0.000	12/13/07	9,893
30,000,000	JPMorgan Chase & Co	0.000	01/22/08	29,505
25,000,000	JPMorgan Chase & Co	0.000	01/23/08	24,584
18,000,000	Kimberly-Clark Wordwide	0.000	10/09/07	17,976
34,300,000	Kimberly-Clark Wordwide	0.000	10/11/07	34,245
30,000,000	Kimberly-Clark Wordwide	0.000	10/12/07	29,946
26,473,000	Kitty Hawk Funding Corp	0.000	10/22/07	26,385
6,898,000	Kitty Hawk Funding Corp	0.000	10/26/07	6,868
10,830,000	Kitty Hawk Funding Corp	0.000	10/29/07	10,777
25,000,000	Kitty Hawk Funding Corp	0.000	11/26/07	24,790
22,840,000	Kitty Hawk Funding Corp	0.000	12/13/07	22,585
15,383,000	Kitty Hawk Funding Corp	0.000	12/14/07	15,209
24,010,000	Kitty Hawk Funding Corp	0.000	12/18/07	23,724
20,000,000	Lloyds TSB Bank plc	0.000	10/03/07	19,991
20,000,000	Lloyds TSB Bank plc	0.000	10/05/07	19,985
29,720,000	McGraw-Hill Cos, Inc	0.000	10/02/07	29,711
24,000,000	McGraw-Hill Cos, Inc	0.000	10/10/07	23,965
44,592,000	McGraw-Hill Cos, Inc	0.000	10/22/07	44,445
5,000,000	McGraw-Hill Cos, Inc	0.000	11/01/07	4,975
30,000,000	McGraw-Hill Cos, Inc	0.000	11/02/07	29,842
58,000,000	McGraw-Hill Cos, Inc	0.000	11/27/07	57,522
10,000,000	McGraw-Hill Cos, Inc	0.000	12/06/07	9,902
20,000,000	Merrill Lynch & Co, Inc	0.000	10/01/07	19,997
29,000,000	Nestle Capital Corp	0.000	10/10/07	28,958
29,000,000	Nestle Capital Corp	0.000	10/11/07	28,953
50,000,000	Nestle Capital Corp	0.000	11/15/07	49,648
21,900,000	Nestle Capital Corp	0.000	12/12/07	21,670
10,965,000	Nestle Capital Corp	0.000	12/19/07	10,839
30,000,000	Nestle Capital Corp	0.000	03/05/08	29,335
14,000,000	Nestle Capital Corp	0.000	03/11/08	13,678
1,555,000	Paccar Financial Corp	0.000	10/18/07	1,551
8,300,000	Paccar Financial Corp	0.000	10/25/07	8,270
15,000,000	Paccar Financial Corp	0.000	11/09/07	14,904
59,850,000	Paccar Financial Corp	0.000	11/13/07	59,431
20,400,000	Paccar Financial Corp	0.000	11/14/07	20,262
36,300,000	Paccar Financial Corp	0.000	11/15/07	36,044
4,850,000	Paccar Financial Corp	0.000	11/21/07	4,815
7,800,000	Paccar Financial Corp	0.000	11/26/07	7,738
3,500,000	Paccar Financial Corp	0.000	12/18/07	3,460
14,000,000	Park Avenue Receivables Corp	0.000	10/11/07	13,977
36,000,000	Park Avenue Receivables Corp	0.000	10/12/07	35,933

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 23,077,000	Park Avenue Receivables Corp	0.000%	10/22/07	$22,999
11,013,000	Park Avenue Receivables Corp	0.000	11/02/07	10,948
1,513,000	Park Avenue Receivables Corp	0.000	11/29/07	1,499
10,000,000	Private Export Funding Corp	0.000	10/11/07	9,984
10,000,000	Private Export Funding Corp	0.000	10/16/07	9,976
50,000,000	Private Export Funding Corp	0.000	10/19/07	49,859
20,000,000	Private Export Funding Corp	0.000	10/25/07	19,927
475,000	Private Export Funding Corp	0.000	10/26/07	473
20,000,000	Private Export Funding Corp	0.000	11/09/07	19,871
27,000,000	Private Export Funding Corp	0.000	11/13/07	26,810
20,000,000	Private Export Funding Corp	0.000	11/20/07	19,851
19,500,000	Private Export Funding Corp	0.000	01/14/08	19,201
20,000,000	Private Export Funding Corp	0.000	01/29/08	19,651
28,000,000	Procter & Gamble Co	0.000	10/29/07	27,879
15,000,000	Procter & Gamble International	0.000	10/15/07	14,967
20,000,000	Procter & Gamble International	0.000	10/16/07	19,953
13,000,000	Procter & Gamble International	0.000	10/25/07	12,953
11,240,000	Procter & Gamble International	0.000	10/31/07	11,187
12,000,000	Procter & Gamble International	0.000	11/29/07	11,898
8,000,000	Procter & Gamble International	0.000	12/05/07	7,924
4,000,000	Procter & Gamble International	0.000	12/06/07	3,961
43,000,000	Procter & Gamble International	0.000	12/11/07	42,554
7,000,000	Procter & Gamble International	0.000	12/12/07	6,926
39,000,000	Procter & Gamble International	0.000	12/17/07	38,562
7,500,000	Rabobank USA Financial Corp	0.000	10/15/07	7,483
53,000,000	Rabobank USA Financial Corp	0.000	10/19/07	52,863
40,000,000	Rabobank USA Financial Corp	0.000	12/12/07	39,580
49,330,000	Rabobank USA Financial Corp	0.000	12/17/07	48,776
16,547,000	Ranger Funding Co LLC	0.000	10/03/07	16,540
34,560,000	Ranger Funding Co LLC	0.000	10/09/07	34,513
3,000,000	Ranger Funding Co LLC	0.000	10/16/07	2,992
20,000,000	Ranger Funding Co LLC	0.000	11/01/07	19,891
23,540,000	Ranger Funding Co LLC	0.000	11/27/07	23,339
11,700,000	Ranger Funding Co LLC	0.000	11/28/07	11,599
30,000,000	Ranger Funding Co LLC	0.000	12/06/07	29,696
32,495,000	Ranger Funding Co LLC	0.000	12/17/07	32,114
21,600,000	Ranger Funding Co LLC	0.000	12/18/07	21,344
4,223,000	Ranger Funding Co LLC	0.000	12/19/07	4,172
50,000,000	Royal Bank of Scotland plc	0.000	10/26/07	49,808
6,000,000	Royal Bank of Scotland plc	0.000	12/14/07	5,935
11,702,000	Scaldis Capital LLC	0.000	10/03/07	11,697
14,991,000	Scaldis Capital LLC	0.000	10/23/07	14,934
1,768,000	Scaldis Capital LLC	0.000	10/24/07	1,761
40,000,000	Scaldis Capital LLC	0.000	12/17/07	39,530
30,000,000	Sedna Finance, Inc	0.000	10/25/07	29,877
50,000,000	Sedna Finance, Inc	0.000	10/30/07	49,747
49,600,000	Sedna Finance, Inc	0.000	11/30/07	49,141
25,000,000	Sedna Finance, Inc	0.000	01/28/08	24,554
4,000,000	Sigma Finance, Inc	0.000	10/24/07	3,984
14,000,000	Sigma Finance, Inc	0.000	11/01/07	13,922
8,000,000	Sigma Finance, Inc	0.000	11/05/07	7,951
19,500,000	Sigma Finance, Inc	0.000	11/29/07	19,325
13,725,000	Sigma Finance, Inc	0.000	12/12/07	13,574
9,000,000	Societe Generale North America, Inc	0.000	10/01/07	8,999
25,450,000	Societe Generale North America, Inc	0.000	10/09/07	25,416
30,000,000	Societe Generale North America, Inc	0.000	10/19/07	29,916

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 20,000,000	Societe Generale North America, Inc	0.000%	11/01/07	$19,910
10,000,000	Societe Generale North America, Inc	0.000	11/05/07	9,945
25,000,000	Societe Generale North America, Inc	0.000	12/03/07	24,770
35,000,000	Societe Generale North America, Inc	0.000	12/27/07	34,556
28,000,000	Svensk Exportkredit AB	0.000	10/03/07	27,988
36,000,000	Svensk Exportkredit AB	0.000	10/11/07	35,942
16,000,000	Svensk Exportkredit AB	0.000	11/06/07	15,907
63,000,000	Svensk Exportkredit AB	0.000	12/05/07	62,402
17,000,000	Svensk Exportkredit AB	0.000	12/10/07	16,826
15,000,000	Svensk Exportkredit AB	0.000	12/12/07	14,842
1,260,000	Svensk Exportkredit AB	0.000	01/14/08	1,241
14,000,000	Toronto-Dominion Holdings	0.000	10/15/07	13,967
25,000,000	Toronto-Dominion Holdings	0.000	10/17/07	24,939
50,000,000	Toronto-Dominion Holdings	0.000	10/18/07	49,869
29,000,000	Toyota Motor Credit Corp	0.000	10/10/07	28,958
38,000,000	Toyota Motor Credit Corp	0.000	10/15/07	37,916
26,000,000	Toyota Motor Credit Corp	0.000	10/17/07	25,937
35,000,000	Toyota Motor Credit Corp	0.000	10/24/07	34,880
35,000,000	Toyota Motor Credit Corp	0.000	10/31/07	34,835
25,000,000	Toyota Motor Credit Corp	0.000	01/14/08	24,619
12,000,000	Toyota Motor Credit Corp	0.000	01/16/08	11,813
2,000,000	UBS Finance (Delaware) LLC	0.000	10/02/07	1,999
5,000,000	UBS Finance (Delaware) LLC	0.000	10/09/07	4,993
15,000,000	UBS Finance (Delaware) LLC	0.000	10/10/07	14,978
11,000,000	UBS Finance (Delaware) LLC	0.000	10/12/07	10,980
12,705,000	UBS Finance (Delaware) LLC	0.000	10/15/07	12,677
10,015,000	UBS Finance (Delaware) LLC	0.000	10/18/07	9,989
18,000,000	UBS Finance (Delaware) LLC	0.000	10/19/07	17,949
7,000,000	UBS Finance (Delaware) LLC	0.000	10/23/07	6,976
10,000,000	UBS Finance (Delaware) LLC	0.000	11/05/07	9,945
30,000,000	UBS Finance (Delaware) LLC	0.000	11/20/07	29,778
20,000,000	UBS Finance (Delaware) LLC	0.000	12/10/07	19,796
7,500,000	UBS Finance (Delaware) LLC	0.000	12/17/07	7,416
10,000,000	UBS Finance (Delaware) LLC	0.000	12/31/07	9,867
12,500,000	UBS Finance (Delaware) LLC	0.000	02/14/08	12,256
48,850,000	Unilever Capital Corp	0.000	11/15/07	48,504
9,570,000	Unilever Capital Corp	0.000	11/16/07	9,500
16,750,000	Unilever Capital Corp	0.000	11/27/07	16,613
37,000,000	Variable Funding Capital Corp	0.000	10/01/07	36,995
10,000,000	Variable Funding Capital Corp	0.000	10/02/07	9,997
30,000,000	Variable Funding Capital Corp	0.000	10/16/07	29,924
28,620,000	Variable Funding Capital Corp	0.000	11/16/07	28,428
65,000,000	Wal-Mart Stores, Inc	0.000	10/09/07	64,914
40,000,000	Wal-Mart Stores, Inc	0.000	10/10/07	39,943
40,000,000	Wal-Mart Stores, Inc	0.000	10/30/07	39,820
6,500,000	Wal-Mart Stores, Inc	0.000	11/14/07	6,456
13,200,000	Wal-Mart Stores, Inc	0.000	12/06/07	13,073
35,000,000	Wal-Mart Stores, Inc	0.000	12/18/07	34,602
50,369,000	Yorktown Capital LLC	0.000	10/26/07	50,150
15,000,000	Yorktown Capital LLC	0.000	11/02/07	14,913
20,000,000	Yorktown Capital LLC	0.000	11/08/07	19,872
19,000,000	Yorktown Capital LLC	0.000	11/26/07	18,841
4,919,000	Yorktown Capital LLC	0.000	11/27/07	4,877
34,000,000	Yorktown Capital LLC	0.000	12/06/07	33,656
47,000,000	Yorktown Capital LLC	0.000	12/19/07	46,435

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 10,000,000	Yorktown Capital LLC	0.000%	12/21/07	$9,877
	TOTAL COMMERCIAL PAPER			7,494,560

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 16.17%
4,550,000	Federal Home Loan Bank (FHLB)	0.000	11/01/07	4,532
176,875,000	FHLB	0.000	11/07/07	176,032
6,363,000	FHLB	0.000	11/14/07	6,328
25,925,000	FHLB	0.000	11/20/07	25,762
30,000,000	FHLB	0.000	11/21/07	29,813
50,000,000	FHLB	0.000	11/23/07	49,666
50,000,000	FHLB	0.000	11/28/07	49,649
11,799,000	FHLB	0.000	12/13/07	11,692
57,292,000	FHLB	0.000	12/14/07	56,764
28,230,000	FHLB	0.000	12/20/07	27,949
12,055,000	FHLB	0.000	01/18/08	11,894
2,535,000	FHLB	0.000	01/23/08	2,500
21,250,000	FHLB	0.000	01/25/08	20,948
5,885,000	FHLB	0.000	01/29/08	5,798
1,344,000	FHLB	0.000	01/30/08	1,324
50,000,000	FHLB	0.000	01/31/08	49,253
64,270,000	FHLB	0.000	02/20/08	63,155
20,000,000	FHLB	0.000	02/28/08	19,633
30,660,000	Federal Home Loan Mortgage Corp (FHLMC)	0.000	10/09/07	30,622
325,000	FHLMC	0.000	10/15/07	324
30,000,000	FHLMC	0.000	10/19/07	29,925
54,211,000	FHLMC	0.000	10/22/07	54,060
15,000,000	FHLMC	0.000	10/29/07	14,941
50,000,000	FHLMC	0.000	11/05/07	49,762
32,910,000	FHLMC	0.000	11/09/07	32,739
42,206,000	FHLMC	0.000	11/13/07	41,970
74,925,000	FHLMC	0.000	11/19/07	74,464
24,910,000	FHLMC	0.000	11/26/07	24,735
80,000,000	FHLMC	0.000	12/03/07	79,373
9,436,000	FHLMC	0.000	12/06/07	9,359
17,616,000	FHLMC	0.000	12/07/07	17,469
35,800,000	FHLMC	0.000	12/10/07	35,488
30,000,000	FHLMC	0.000	12/14/07	29,724
28,414,000	FHLMC	0.000	12/24/07	28,117
7,760,000	FHLMC	0.000	12/26/07	7,677
10,816,000	FHLMC	0.000	01/07/08	10,686
10,800,000	FHLMC	0.000	01/14/08	10,661
95,000,000	FHLMC	0.000	02/19/08	93,363
7,240,000	FHLMC	0.000	03/20/08	7,089
20,000,000	Federal National Mortgage Association (FNMA)	0.000	10/10/07	19,973
28,840,000	FNMA	0.000	10/24/07	28,755
29,000,000	FNMA	0.000	11/02/07	28,875
62,264,000	FNMA	0.000	11/07/07	61,967
7,290,000	FNMA	0.000	11/09/07	7,252
141,755,000	FNMA	0.000	11/14/07	140,972
50,000,000	FNMA	0.000	11/20/07	49,687
16,375,000	FNMA	0.000	11/21/07	16,273
37,285,000	FNMA	0.000	11/27/07	37,018
15,000,000	FNMA	0.000	12/14/07	14,862
72,159,000	FNMA	0.000	12/28/07	71,369
1,300,000	FNMA	0.000	12/31/07	1,285
29,970,000	FNMA	0.000	01/03/08	29,625
41,733,000	FNMA	0.000	01/04/08	41,247

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 8,700,000		FNMA	0.000%	01/09/08	$8,593
3,000,000		FNMA	0.000	01/23/08	2,958
2,370,000		FNMA	0.000	04/25/08	2,311
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			1,858,262

VARIABLE NOTES - 2.89%
50,000,000	i	National City Bank of Indiana	5.415	05/06/08	50,044
50,000,000	i	PNC Bank NA	5.069	01/02/08	50,004
44,000,000	i	Suntrust Bank	5.119	01/28/08	43,987
16,500,000	i	US Bank NA	5.099	11/30/07	16,500
40,000,000	i	US Bank NA	5.735	12/05/07	40,001
37,300,000	i	US Bank NA	5.755	02/08/08	37,298
18,900,000	i	Wells Fargo & Co	5.764	03/10/08	18,910
75,000,000	i	Wells Fargo & Co	5.870	03/10/08	74,989
		TOTAL VARIABLE NOTES			331,733

		TOTAL SHORT-TERM INVESTMENTS			11,467,445
		(Cost $11,468,671)

		TOTAL PORTFOLIO - 99.78%			11,467,445
		(Cost $11,468,671)
		OTHER ASSETS & LIABILITIES, NET - 0.22%			25,351

		NET ASSETS - 100.00%			$11,492,796

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	plc	Public Limited Company

		Cost amounts are in thousands.

	i	Floating rate or variable rate securities reflects the rate in effect as of September 30, 2007.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

		At September 30, 2007, the net unrealized depreciation on investments was $1,226,272, consisting of gross
		unrealized appreciation of $1,757,248 and gross unrealized depreciation of $2,983,520.

COLLEGE RETIREMENT EQUITIES FUND—Notes to Statements of Investments (Unaudited)

COLLEGE RETIREMENT EQUITIES FUND

Note 1—significant accounting policies

The purpose of College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing its employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”). The Stock Account commenced operations on July 1, 1952; the Global Equities and Equity Index Accounts commenced operations on April 1, 1992; the Growth Account commenced operations on April 4, 1994; the Social Choice and Bond Market Accounts commenced operations on March 1, 1990; the Inflation-Linked Bond Account commenced operations on January 13, 1997; and the Money Market Account commenced operations on April 1, 1988. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Valuation of investments: Equity securities listed or traded on a national securities exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price, or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Account), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Money market instruments in the Money Market Account are valued on an amortized cost basis, or at market value if market value is materially different from amortized cost. Investments in registered investment companies are valued at their net asset value including investments in affiliated registered investment companies. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. Dollars at the prevailing rates of exchange on the date of valuation. Futures contracts are valued at the last sale price as of the close of business on the board of trade or exchange on which they are traded.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of

COLLEGE RETIREMENT EQUITIES FUND—Notes to Statements of Investments (Unaudited)

Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board if events materially affecting their value occur between the time their price is determined and the time the Account’s net asset value is calculated. The fair value of securities may be determined with the assistance of a pricing service, which attempts to calculate a fair value for securities based on numerous factors including correlations of a security’s price with securities indices and other appropriate indicators, such as American Depositary Receipts and futures contracts. Other factors may also be considered in determining fair value, such as fundamental analytical data, market and trading trends, and public trading of similar securities of the issuer or comparable issuers.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board. The Accounts have retained an independent fair value pricing service to assist in the fair valuation process for the Accounts that primarily invest in international securities.

Accounting for investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the specific identification method.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the

COLLEGE RETIREMENT EQUITIES FUND—Notes to Statements of Investments (Unaudited)

current interpretation of tax rules and regulations that exist in the markets in which the current Accounts invest.

Mortgage dollar roll transactions: The Accounts may enter into mortgage dollar rolls in which the Accounts sell mortgage-backed securities for delivery and contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Account forgoes principal and interest paid on the securities. The Accounts’ policy is to record the dollar rolls using “to be announced” mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar rolls commitments. In addition, the Accounts may receive compensation that is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Accounts engage in dollar rolls for the purpose of enhancing their yields.

Cash: The Accounts may hold cash in its account with the Custodian. The Accounts, throughout the year, may have a cash overdraft balance. A fee is incurred on this overdraft.

Repurchase agreements: The Accounts may enter into repurchase agreements with qualified institutions. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually-agreed upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Foreign currency transactions and translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rates prevailing at the end of the period. The effect of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments.

COLLEGE RETIREMENT EQUITIES FUND—Notes to Statements of Investments (Unaudited)

Forward foreign currency contracts: The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Accounts are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract. Forward foreign currency contracts will be used primarily to protect the Accounts from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of an Account’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities. There were no open forward foreign currency contracts at September 30, 2007.

Securities lending: The Accounts may lend portfolio securities to qualified institutions and brokers. By lending investment securities, the Account attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral. Under the lending arrangement with State Street Bank & Trust Company, each Account receives a fee. The Stock and Global Equities Account (international lending only) are guaranteed a fee regardless of their securities lending activity. The other Accounts, (excluding the Money Market Account), will receive a specified percentage of the securities lending income generated by State Street Bank & Trust Company. Such income is included in interest income on the Statements of Operations. The value of the loaned securities and the liability related to the cash collateral received are reflected on the Statements of Assets and Liabilities.

The loans are secured by collateral at least equal to 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of securities loaned for foreign securities. The cash collateral for Stock and Global Equities Accounts (domestic securities only) along with the Growth and Equity Index Accounts is invested in the State Street Navigator Securities Lending Portfolio according to the securities lending agreement. The cash collateral for the Stock and Global Equities Accounts (international securities) along with the Social Choice Account (equities only) is invested in short term instruments by TIAA-CREF Investment Management,

COLLEGE RETIREMENT EQUITIES FUND—Notes to Statements of Investments (Unaudited)

LLC according to the securities lending agreement. The cash collateral for the Social Choice Account (fixed income securities) along with the Bond Market Account and the Inflation-Linked Bond Account are invested in short term instruments by the Bank of New York according to the securities lending agreement. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Accounts before the end of the following business day.

The Accounts have the right under the lending agreements to recover the securities from the borrower on demand. Although each transaction is collateralized, if a borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Accounts could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Accounts are indemnified by their lending agent against any losses related to borrower defaults.

Futures contracts: The Accounts may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

COLLEGE RETIREMENT EQUITIES FUND—Notes to Statements of Investments (Unaudited)

In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Accounts to greater risk that such transactions may not be consummated.

Treasury Inflation-Protected Securities: The Social Choice Account, Bond Market Account and Inflation-Linked Bond Account may invest in Treasury Inflation-Protected Securities (“TIPS”), which are specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income in the Statements of Operations. TIPS are backed by the full faith and credit of the U.S. Government. TIPS are subject to interest rate risk. However, because TIPS have better price protection through inflation adjustments, they tend to perform well in a rising rate environment if rates increase due to inflation.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Investment transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ Trust organizational documents, the Trustees and Officers of CREF are indemnified against certain liabilities that may arise out of their duties to CREF. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—new accounting pronouncements

In September 2006, FASB also issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). This new standard applies to all entities that follow US generally accepted accounting principles (“GAAP”) and their valuation techniques for assets and liabilities. SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157.

Item 2. Controls and Procedures.

     (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

     (b) There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: November 28, 2007	By:	/s/ Herbert M. Allison, Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 28, 2007	By:	/s/ Herbert M. Allison, Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: November 28, 2007	By:	/s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and
Chief Financial Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.Cert)

3(b) Section 302 certification of the principal financial officer (EX-99.Cert)